UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006—June 30, 2006

Item 1:	Reports to Shareholders

Vanguard® 500 Index Fund

> Semiannual Report

June 30, 2006

> During the fiscal half-year ended June 30, 2006, Vanguard 500 Index Fund, like its benchmark, retreated in the second quarter after performing strongly in the first quarter.

> The fund’s Investor Shares gained 2.6% during the six months (the Admiral Shares returned 2.7%), in line with the fund’s benchmark index.

> Solid performances within the index’s energy and industrials sectors were offset by losses in the poorly performing health care and information technology sectors.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	22
Trustees Approve Advisory Arrangement	24
Glossary	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard 500 Index Fund
Investor Shares	2.6%
Admiral™ Shares[1]	2.7
S&P 500 Index	2.7
Average Large-Cap Core Fund[2]	1.3

Your Fund’s Performance at a Glance
December 31, 2005–June 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$114.92	$116.99	$0.970	$0.000
Admiral Shares	114.92	117.00	1.025	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, 2006, Vanguard 500 Index Fund’s Investor Shares returned 2.6% and the Admiral Shares returned 2.7%, as the U.S. stock market climbed steadily, then drifted backward. The alignment of the fund’s result with that of the index benchmark, the Standard & Poor’s 500 Index, was an accomplishment that reflects the fund’s superior trading and portfolio-construction methodologies and its consistently low expenses. For the period, the fund topped the average performance of large-capitalization core funds by more than 1 percentage point.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

2

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Losses in May and June minimized the fund’s six-month return

The 2.6% return of the 500 Index Fund’s Investor Shares for the fiscal half-year closely tracked the performance of the S&P 500 Index. The fund’s showing echoed investor sentiment, which was bullish through the first four months of the year, then increasingly bearish in May and June as inflation fears—and volatility—increased.

Market Barometer
			Total Returns
		Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

3

The energy and industrials sectors produced healthy returns during the six months. As energy supplies continued to be tight and prices increased, big oil firms such as ExxonMobil, ConocoPhillips, and Chevron earned robust returns. In the industrials sector, both Caterpillar and Textron were standout performers.

Another bright spot for the index was the telecommunication services sector. Although the sector represents only 3% of the index’s holdings, it was up 14% during the six months. Firms such as BellSouth and Qwest Communications advanced steadily, bolstering relatively weak returns of other sectors.

Concerns about the sustainability of strong consumer spending in the face of rising short-term interest rates and surging energy prices weighed on the retailers and entertainment companies that make up the consumer discretionary sector, which gained 2.6%, on par with the fund’s overall performance. The financial services sector, the index’s largest weighting, gained 3%.

The index’s information technology and health care sectors both declined. Among IT companies, both earnings and corporate spending continued to disappoint. Industry giants Intel and Microsoft both reported lackluster earnings for the period.

Ignoring today’s ups and downs can give you a long-term focus

Successful long-term investing doesn’t mean paying attention to today’s headlines, chasing yesterday’s performance, or trying to predict what

Annualized Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	Large-Cap
	Shares	Shares	Core Fund
500 Index Fund	0.18%	0.09%	1.41%

1 Fund expense ratios reflect the six months ended June 30, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.

4

tomorrow’s hot stocks will be. As we are always quick to mention, reaching your long-term goals requires a bit more patience—a task for which the Vanguard 500 Index Fund is eminently well-suited.

The fund’s broad diversification helps to position you to benefit from the U.S. economy’s potential for long-term growth. And the fund’s extraordinarily low expenses provide you with exposure to the U.S. large-cap stock market with remarkable efficiency—a goal that the fund has helped investors meet for almost three decades. Indeed, Vanguard 500 Index Fund, one of the greatest innovations in mutual fund history, will celebrate its 30th anniversary on August 31.

Long-term investing success is far more likely when you ignore the market’s daily noise. When you maintain a steady, diversified mix of low-cost stock, bond, and cash investments tailored to your specific needs, you’ll stand a better chance of reaching your financial goals.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2006

5

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	509	500
Median Market Cap	$48.6B	$48.6B
Price/Earnings Ratio	16.7x	16.7x
Price/Book Ratio	2.7x	2.7x
Yield		1.9%
Investor Shares	1.8%
Admiral Shares	1.9%
Return on Equity	18.8%	18.8%
Earnings Growth Rate	15.7%	15.7%
Foreign Holdings	0.0%	0.0%
Turnover Rate	6%[2]	—
Expense Ratio		—
Investor Shares	0.18%[2]
Admiral Shares	0.09%[2]
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	10%	10%
Consumer Staples	10	10
Energy	10	10
Financials	22	22
Health Care	12	12
Industrials	12	12
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	3	3

Volatility Measures
		Target
	Fund	Index[1]
R-Squared	1.00	1.00
Beta	1.00	1.00

Ten Largest Holdings[3] (% of total net assets)

ExxonMobil Corp.	oil, gas, and consumable fuels	3.2%
General Electric Co.	industrial conglomerates	3.0
Citigroup, Inc.	diversified financial services	2.1
Bank of America Corp.	diversified financial services	1.9
Microsoft Corp.	software	1.8
The Procter & Gamble Co.	household products	1.6
Johnson & Johnson	pharmaceuticals	1.5
Pfizer Inc.	pharmaceuticals	1.5
American International Group, Inc.	insurance	1.3
Altria Group, Inc.	tobacco	1.3
Top Ten		19.2%

1 S&P 500 Index.

2 Annualized.

3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 25 for a glossary of investment terms.

6

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	8/31/1976	8.49%	2.37%	8.24%
Admiral Shares	11/13/2000	8.59	2.45	0.53[3]

1 Six months ended June 30, 2006.

2 Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Return since inception.

Note: See Financial Highlights tables on pages 17 and 18 for dividend and capital gains information.

7

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.2%)
	Time Warner, Inc.	39,927,007	690,737
	Home Depot, Inc.	19,272,667	689,769
*	Comcast Corp. Class A	19,599,960	641,703
	The Walt Disney Co.	20,464,853	613,946
	Lowe’s Cos., Inc.	7,238,629	439,168
	News Corp., Class A	22,061,812	423,146
	Target Corp.	8,055,972	393,695
	McDonald’s Corp.	11,626,486	390,650
*	Starbucks Corp.	7,158,877	270,319
*	Viacom Inc. Class B	6,643,771	238,113
	Best Buy Co., Inc.	3,763,011	206,363
	CBS Corp.	7,127,587	192,801
	Federated Department Stores, Inc.	5,171,044	189,260
*	Kohl’s Corp.	3,182,068	188,124
	Carnival Corp.	4,045,201	168,847
	The McGraw-Hill Cos., Inc.	3,344,333	167,986
	Staples, Inc.	6,789,027	165,109
^	General Motors Corp.	5,268,731	156,955
	Johnson Controls, Inc.	1,822,329	149,832
	J.C. Penney Co., Inc. (Holding Co.)	2,195,101	148,191
	Clear Channel Communications, Inc.	4,703,921	145,586
	NIKE, Inc. Class B	1,763,373	142,833
	Omnicom Group Inc.	1,594,539	142,057
*	Sears Holdings Corp.	906,492	140,361
	Harley-Davidson, Inc.	2,511,029	137,830
	Yum! Brands, Inc.	2,541,860	127,779
	Gannett Co., Inc.	2,218,052	124,056
	Starwood Hotels & Resorts Worldwide, Inc.	2,030,608	122,527
	Harrah’s Entertainment, Inc.	1,715,116	122,082
	Ford Motor Co.	17,534,631	121,515
	International Game Technology	3,169,561	120,253

	Marriott International, Inc. Class A	3,056,443	116,512
*	Amazon.com, Inc.	2,874,442	111,183
*	Coach, Inc.	3,571,682	106,793
*	Office Depot, Inc.	2,689,183	102,189
	TJX Cos., Inc.	4,263,027	97,453
	Fortune Brands, Inc.	1,363,491	96,821
	The Gap, Inc.	5,140,966	89,453
	Hilton Hotels Corp.	3,070,393	86,831
*	Bed Bath & Beyond, Inc.	2,612,945	86,671
	Limited Brands, Inc.	3,203,316	81,973
	Nordstrom, Inc.	2,009,821	73,358
	H & R Block, Inc.	3,052,356	72,829
*	Univision Communications Inc.	2,083,034	69,782
*	Apollo Group, Inc. Class A	1,309,921	67,684
	Genuine Parts Co.	1,610,966	67,113
^	Tribune Co.	2,042,551	66,240
	Newell Rubbermaid, Inc.	2,557,361	66,057
	Eastman Kodak Co.	2,675,769	63,630
	Wendy's International, Inc.	1,090,069	63,540
	D. R. Horton, Inc.	2,532,106	60,315
	Black & Decker Corp.	709,212	59,900
	Whirlpool Corp.	724,226	59,857
	Mattel, Inc.	3,621,321	59,788
	Lennar Corp. Class A	1,303,350	57,830
	Pulte Homes, Inc.	1,993,166	57,383
	Centex Corp.	1,132,002	56,940
	VF Corp.	820,998	55,762
	Harman International Industries, Inc.	625,440	53,394
	Sherwin-Williams Co.	1,032,998	49,047
	Darden Restaurants Inc.	1,203,338	47,411
*	AutoZone Inc.	499,948	44,095
	Tiffany & Co.	1,325,231	43,759
	Leggett & Platt, Inc.	1,699,201	42,446
	Dollar General Corp.	2,907,937	40,653
	Circuit City Stores, Inc.	1,418,443	38,610
	Liz Claiborne, Inc.	979,470	36,299

8

			Market
			Value•
		Shares	($000)
	Family Dollar Stores, Inc.	1,446,658	35,342
	E.W. Scripps Co. Class A	792,482	34,188
	Jones Apparel Group, Inc.	1,063,545	33,810
*^	Interpublic Group of Cos., Inc.	4,011,090	33,493
	New York Times Co. Class A	1,352,110	33,181
	KB Home	702,972	32,231
	The Stanley Works	659,526	31,143
	Brunswick Corp.	884,769	29,419
*	AutoNation, Inc.	1,366,230	29,292
	Hasbro, Inc.	1,606,661	29,097
	OfficeMax, Inc.	659,680	26,882
	Snap-On Inc.	542,658	21,934
	Meredith Corp.	389,651	19,303
	Dow Jones & Co., Inc.	549,382	19,234
*^	The Goodyear Tire & Rubber Co.	1,647,314	18,285
	Dillard’s Inc.	573,205	18,257
*	Big Lots Inc.	1,060,266	18,109
	RadioShack Corp.	1,254,090	17,557
^	Cooper Tire & Rubber Co.	570,301	6,353
	The McClatchy Co. Class A	113,734	4,563
*	Comcast Corp. Special Class A	100,518	3,295
*	Viacom Inc. Class A	71,693	2,577
	CBS Corp. Class A	71,693	1,940
	News Corp., Class B	9,800	198
			10,920,877
Consumer Staples (9.6%)
	The Procter & Gamble Co.	30,596,785	1,701,181
	Altria Group, Inc.	19,469,885	1,429,674
	Wal-Mart Stores, Inc.	23,313,424	1,123,008
	PepsiCo, Inc.	15,407,964	925,094
	The Coca-Cola Co.	19,109,972	822,111
	Walgreen Co.	9,426,166	422,669
	Anheuser-Busch Cos., Inc.	7,212,278	328,808
	Colgate-Palmolive Co.	4,799,716	287,503
	Kimberly-Clark Corp.	4,292,165	264,827
	Archer-Daniels-Midland Co.	6,104,408	251,990
	Costco Wholesale Corp.	4,395,458	251,112
	CVS Corp.	7,615,725	233,803
	Sysco Corp.	5,770,064	176,333
	General Mills, Inc.	3,318,506	171,434
	The Kroger Co.	6,759,269	147,758
	Avon Products, Inc.	4,197,250	130,115
	H.J. Heinz Co.	3,121,266	128,659
	Sara Lee Corp.	7,082,154	113,456
	Kellogg Co.	2,279,329	110,388
	Safeway, Inc.	4,189,756	108,934
	ConAgra Foods, Inc.	4,837,892	106,966
	Reynolds American Inc.	796,904	91,883
	The Hershey Co.	1,657,038	91,253

	The Clorox Co.	1,398,500	85,266
	Whole Foods Market, Inc.	1,294,334	83,666
	Wm. Wrigley Jr. Co.	1,650,685	74,875
	UST, Inc.	1,506,231	68,067
	Campbell Soup Co.	1,716,882	63,713
	SuperValu Inc.	1,893,885	58,142
	Coca-Cola Enterprises, Inc.	2,826,912	57,584
	Brown-Forman Corp. Class B	774,628	55,347
*	Dean Foods Co.	1,263,771	47,000
*	Constellation Brands, Inc. Class A	1,836,354	45,909
	Estee Lauder Cos. Class A	1,109,850	42,918
	McCormick & Co., Inc.	1,234,997	41,434
	The Pepsi Bottling Group, Inc.	1,259,515	40,493
	Molson Coors Brewing Co. Class B	534,723	36,297
	Tyson Foods, Inc.	2,346,661	34,871
	Alberto-Culver Co. Class B	703,759	34,287
	Wm. Wrigley Jr. Co. Class B	415,980	18,844
			10,307,672
Energy (10.2%)
	ExxonMobil Corp.	56,413,963	3,460,997
	Chevron Corp.	20,667,202	1,282,607
	ConocoPhillips Co.	15,396,773	1,008,950
	Schlumberger Ltd.	11,001,220	716,289
	Occidental Petroleum Corp.	3,993,230	409,506
	Valero Energy Corp.	5,740,784	381,877
	Halliburton Co.	4,814,789	357,305
	Marathon Oil Corp.	3,380,678	281,610
	Baker Hughes, Inc.	3,179,429	260,236
	Devon Energy Corp.	4,104,072	247,927
*	Transocean Inc.	3,029,344	243,317
	Apache Corp.	3,077,410	210,033
	Anadarko Petroleum Corp.	4,278,190	204,027
*	Weatherford International Ltd.	3,249,794	161,255
	EOG Resources, Inc.	2,259,735	156,690
	XTO Energy, Inc.	3,383,847	149,803
	Kerr-McGee Corp.	2,121,837	147,149
	Williams Cos., Inc.	5,540,351	129,423
	Hess Corp.	2,237,026	118,227
	Chesapeake Energy Corp.	3,835,724	116,031
	BJ Services Co.	2,999,735	111,770
*	National Oilwell Varco Inc.	1,627,853	103,076
*	Nabors Industries, Inc.	2,901,188	98,031
	Kinder Morgan, Inc.	972,507	97,144
	El Paso Corp.	6,474,538	97,118
	Noble Corp.	1,277,834	95,096
	Sunoco, Inc.	1,240,635	85,964

9

		Market
		Value•
	Shares	($000)
Murphy Oil Corp.	1,538,376	85,934
CONSOL Energy, Inc.	1,409,962	65,873
Rowan Cos., Inc.	1,018,358	36,243
		10,919,508
Financials (21.4%)
Citigroup, Inc.	46,352,459	2,236,043
Bank of America Corp.	42,550,656	2,046,687
American International Group, Inc.	24,219,113	1,430,139
JPMorgan Chase & Co.	32,397,193	1,360,682
Wells Fargo & Co.	15,664,593	1,050,781
Wachovia Corp.	14,997,728	811,077
Morgan Stanley	9,990,877	631,523
American Express Co.	11,512,288	612,684
The Goldman Sachs Group, Inc.	4,028,445	605,999
Merrill Lynch & Co., Inc.	8,615,452	599,291
U.S. Bancorp	16,611,214	512,954
Fannie Mae	9,030,991	434,391
Washington Mutual, Inc.	8,964,314	408,593
Freddie Mac	6,445,426	367,454
MetLife, Inc.	7,076,374	362,381
Prudential Financial, Inc.	4,587,407	356,442
Lehman Brothers Holdings, Inc.	4,994,237	325,375
The Allstate Corp.	5,926,517	324,358
The St. Paul Travelers, Cos. Inc.	6,494,415	289,521
SunTrust Banks, Inc.	3,391,794	258,658
Capital One Financial Corp.	2,826,623	241,535
The Hartford Financial Services Group Inc.	2,825,990	239,079
The Bank of New York Co., Inc.	7,186,432	231,403
Countrywide Financial Corp.	5,665,468	215,741
AFLAC Inc.	4,641,458	215,132
BB&T Corp.	5,128,380	213,289
SLM Corp.	3,830,887	202,731
PNC Financial Services Group	2,766,688	194,138
The Chubb Corp.	3,878,284	193,526
Fifth Third Bancorp	5,176,651	191,277
Progressive Corp. of Ohio	7,301,057	187,710
National City Corp.	5,070,389	183,497
State Street Corp.	3,102,496	180,224
Golden West Financial Corp.	2,385,626	177,013
Bear Stearns Co., Inc.	1,127,397	157,926
ACE Ltd.	3,039,606	153,774
Charles Schwab Corp.	9,613,748	153,628
Lincoln National Corp.	2,683,899	151,479
The Principal Financial Group, Inc.	2,584,894	143,849

	Simon Property Group, Inc. REIT	1,704,300	141,355
	Regions Financial Corp.	4,251,742	140,818
	Marsh & McLennan Cos., Inc.	5,135,569	138,095
	KeyCorp	3,774,777	134,684
	Loews Corp.	3,792,773	134,454
	Mellon Financial Corp.	3,860,562	132,919
	North Fork Bancorp, Inc.	4,348,084	131,182
	Equity Office Properties Trust REIT	3,422,215	124,945
	Moody’s Corp.	2,266,430	123,430
	Franklin Resources Corp.	1,421,789	123,426
	Legg Mason Inc.	1,234,374	122,845
	Equity Residential REIT	2,705,801	121,030
	ProLogis REIT	2,289,812	119,345
	Genworth Financial Inc.	3,409,891	118,801
	Vornado Realty Trust REIT	1,105,541	107,846
	Aon Corp.	2,973,933	103,552
	XL Capital Ltd. Class A	1,685,287	103,308
	Ameriprise Financial, Inc.	2,284,247	102,037
	Archstone-Smith Trust REIT	1,987,334	101,096
	CIT Group Inc.	1,861,241	97,324
	Marshall & Ilsley Corp.	2,105,878	96,323
	Northern Trust Corp.	1,725,871	95,441
	T. Rowe Price Group Inc.	2,460,378	93,027
*	E*TRADE Financial Corp.	3,985,898	90,958
	M & T Bank Corp.	739,151	87,161
	AmSouth Bancorp	3,219,543	85,157
	Synovus Financial Corp.	3,016,776	80,789
	Ambac Financial Group, Inc.	983,097	79,729
	Comerica, Inc.	1,516,607	78,848
	Zions Bancorp	991,826	77,303
	Boston Properties, Inc. REIT	853,599	77,165
	Cincinnati Financial Corp.	1,622,030	76,252
	MBIA, Inc.	1,248,473	73,098
	Kimco Realty Corp. REIT	1,979,870	72,245
	Sovereign Bancorp, Inc.	3,490,871	70,900
	Compass Bancshares Inc.	1,207,016	67,110
	Safeco Corp.	1,114,122	62,781
	Commerce Bancorp, Inc.	1,715,637	61,197
	Plum Creek Timber Co. Inc. REIT	1,717,144	60,959
	Public Storage, Inc. REIT	770,139	58,454
	Torchmark Corp.	936,543	56,867
	Huntington Bancshares Inc.	2,287,791	53,946
	MGIC Investment Corp.	815,128	52,983
	UnumProvident Corp.	2,782,383	50,445
	First Horizon National Corp.	1,150,039	46,232
	Apartment Investment &Management Co. Class A REIT	899,387	39,078
	Janus Capital Group Inc.	2,000,242	35,804
	Federated Investors, Inc.	784,224	24,703
			22,979,431

10

			Market
			Value•
		Shares	($000)
Health Care (12.2%)
	Johnson & Johnson	27,608,927	1,654,327
	Pfizer Inc.	68,321,504	1,603,506
	Merck & Co., Inc.	20,349,901	741,347
*	Amgen, Inc.	10,995,103	717,211
	Abbott Laboratories	14,230,651	620,599
	Eli Lilly & Co.	10,537,487	582,407
	UnitedHealth Group Inc.	12,559,563	562,417
	Wyeth	12,549,763	557,335
	Medtronic, Inc.	11,254,300	528,052
	Bristol-Myers Squibb Co.	18,346,782	474,448
*	WellPoint Inc.	5,947,531	432,802
	Schering-Plough Corp.	13,814,799	262,896
*	Gilead Sciences, Inc.	4,242,628	250,994
	Cardinal Health, Inc.	3,895,909	250,624
	Baxter International, Inc.	6,105,447	224,436
	Aetna Inc.	5,283,586	210,974
	Caremark Rx, Inc.	4,131,546	206,040
*	Boston Scientific Corp.	11,320,422	190,636
	HCA Inc.	3,800,665	163,999
*	Medco Health Solutions, Inc.	2,816,817	161,347
	Allergan, Inc.	1,426,999	153,060
*	Biogen Idec Inc.	3,205,886	148,529
*	Genzyme Corp.	2,420,435	147,768
	Becton, Dickinson & Co.	2,304,377	140,867
	McKesson Corp.	2,836,702	134,119
*	Zimmer Holdings, Inc.	2,308,431	130,934
*	Forest Laboratories, Inc.	3,036,236	117,472
	Stryker Corp.	2,722,463	114,643
	CIGNA Corp.	1,117,602	110,095
*	St. Jude Medical, Inc.	3,373,847	109,380
*	Express Scripts Inc.	1,363,707	97,832
	Quest Diagnostics, Inc.	1,515,656	90,818
*	Fisher Scientific International Inc.	1,149,622	83,980
*	Coventry Health Care Inc.	1,493,617	82,059
*	Humana Inc.	1,523,165	81,794
	AmerisourceBergen Corp.	1,947,406	81,635
*	Laboratory Corp. of America Holdings	1,167,281	72,640
	Biomet, Inc.	2,306,101	72,158
	C.R. Bard, Inc.	968,942	70,985
*	MedImmune Inc.	2,325,086	63,010
*	Hospira, Inc.	1,460,063	62,695
	Applera Corp.– Applied Biosystems Group	1,707,436	55,236
*	Thermo Electron Corp.	1,510,663	54,746
	IMS Health, Inc.	1,855,789	49,828
*	Barr Pharmaceuticals Inc.	985,177	46,983
*	Patterson Cos.	1,291,686	45,119
	Health Management Associates Class A	2,241,490	44,180
*	Waters Corp.	973,757	43,235
	Mylan Laboratories, Inc.	1,961,997	39,240

*	King Pharmaceuticals, Inc.	2,254,656	38,329
	Manor Care, Inc.	736,288	34,547
*	Tenet Healthcare Corp.	4,381,845	30,585
*	Millipore Corp.	485,070	30,555
	PerkinElmer, Inc.	1,181,428	24,692
	Bausch & Lomb, Inc.	500,564	24,548
*	Watson Pharmaceuticals, Inc.	946,061	22,024
			13,146,717
Industrials (11.7%)
	General Electric Co.	96,956,052	3,195,671
	United Parcel Service, Inc.	10,113,467	832,642
	The Boeing Co.	7,455,360	610,668
	United Technologies Corp.	9,429,021	597,989
	3M Co.	7,029,710	567,790
	Tyco International Ltd.	19,007,106	522,695
	Caterpillar, Inc.	6,248,164	465,363
	FedEx Corp.	2,846,033	332,587
	Emerson Electric Co.	3,831,642	321,130
	Honeywell International Inc.	7,722,785	311,228
	Burlington Northern Santa Fe Corp.	3,401,366	269,558
	General Dynamics Corp.	3,769,338	246,741
	Lockheed Martin Corp.	3,302,054	236,889
	Union Pacific Corp.	2,507,703	233,116
	Norfolk Southern Corp.	3,876,215	206,292
	Northrop Grumman Corp.	3,205,302	205,332
	Raytheon Co.	4,156,359	185,249
	Illinois Tool Works, Inc.	3,871,201	183,882
	Deere & Co.	2,192,471	183,049
	Waste Management, Inc.	5,095,176	182,815
	Cendant Corp.	9,334,960	152,066
	CSX Corp.	2,071,232	145,898
	Danaher Corp.	2,200,643	141,545
	Ingersoll-Rand Co.	3,051,100	130,526
	PACCAR, Inc.	1,558,293	128,372
	Rockwell Automation, Inc.	1,651,192	118,902
	Textron, Inc.	1,215,983	112,089
	Masco Corp.	3,712,625	110,042
	Southwest Airlines Co.	6,597,354	107,999
	Eaton Corp.	1,404,012	105,862
	Dover Corp.	1,894,165	93,629
	Rockwell Collins, Inc.	1,595,191	89,123
	Parker Hannifin Corp.	1,115,429	86,557
	Pitney Bowes, Inc.	2,075,080	85,701
	L-3 Communications Holdings, Inc.	1,129,778	85,208
	ITT Industries, Inc.	1,720,839	85,182
	Cooper Industries, Inc. Class A	855,332	79,477
	Fluor Corp.	808,896	75,171
	American Standard Cos., Inc.	1,660,525	71,851

11

			Market
			Value•
		Shares	($000)
	Robert Half International, Inc.	1,597,627	67,100
	R.R. Donnelley & Sons Co.	2,011,908	64,280
	Avery Dennison Corp.	1,029,160	59,753
	W.W. Grainger, Inc.	712,145	53,575
	Cummins Inc.	432,656	52,892
	Cintas Corp.	1,283,348	51,026
*	Monster Worldwide Inc.	1,177,776	50,244
	Goodrich Corp.	1,149,784	46,325
	Equifax, Inc.	1,205,349	41,392
	Ryder System, Inc.	566,677	33,111
	Pall Corp.	1,163,851	32,588
	American Power Conversion Corp.	1,601,283	31,209
*	Allied Waste Industries, Inc.	2,252,306	25,586
*	Navistar International Corp.	573,934	14,125
*	Raytheon Co. Warrants Exp. 6/16/11	60,569	766
			12,519,858
Information Technology (14.8%)
	Microsoft Corp.	81,800,949	1,905,962
*	Cisco Systems, Inc.	56,920,290	1,111,653
	International Business Machines Corp.	14,456,049	1,110,514
	Intel Corp.	54,259,458	1,028,217
	Hewlett-Packard Co.	26,010,154	824,002
*	Google Inc.	1,921,686	805,821
	QUALCOMM Inc.	15,628,777	626,245
*	Oracle Corp.	36,311,014	526,147
*	Dell Inc.	21,200,398	517,502
	Motorola, Inc.	23,045,945	464,376
*	Apple Computer, Inc.	7,935,640	453,284
	Texas Instruments, Inc.	14,537,330	440,336
*	Yahoo! Inc.	11,690,897	385,800
*	Corning, Inc.	14,528,364	351,441
	First Data Corp.	7,144,517	321,789
*	eBay Inc.	10,785,522	315,908
	Automatic Data Processing, Inc.	5,379,136	243,944
*	EMC Corp.	22,068,117	242,087
	Applied Materials, Inc.	14,580,921	237,377
*	Adobe Systems, Inc.	5,588,340	169,662
*	Symantec Corp.	9,660,382	150,122
*	Sun Microsystems, Inc.	32,693,405	135,678
*	Broadcom Corp.	4,281,509	128,659
*	Agilent Technologies, Inc.	3,973,078	125,390
*	Electronic Arts Inc.	2,861,680	123,167
*	Network Appliance, Inc.	3,486,015	123,056
	Paychex, Inc.	3,112,242	121,315
*	Xerox Corp.	8,583,221	119,393
	Electronic Data Systems Corp.	4,845,900	116,592
*	Advanced Micro Devices, Inc.	4,524,963	110,500
	Analog Devices, Inc.	3,375,721	108,496

*	Micron Technology, Inc.	6,771,546	101,979
*	Lucent Technologies, Inc.	41,639,239	100,767
*	Intuit, Inc.	1,596,910	96,437
	Maxim Integrated Products, Inc.	2,987,027	95,913
	Linear Technology Corp.	2,832,129	94,848
*	SanDisk Corp.	1,819,837	92,775
*	Freescale Semiconductor, Inc. Class B	3,069,895	90,255
	CA, Inc.	4,250,956	87,357
*	Juniper Networks, Inc.	5,269,113	84,253
*	Computer Sciences Corp.	1,737,558	84,167
	KLA-Tencor Corp.	1,858,917	77,275
	National Semiconductor Corp.	3,144,328	74,992
*	Fiserv, Inc.	1,642,201	74,490
*	Autodesk, Inc.	2,150,251	74,098
	Xilinx, Inc.	3,212,163	72,755
*	NVIDIA Corp.	3,294,972	70,150
*	Citrix Systems, Inc.	1,702,580	68,342
*	NCR Corp.	1,695,505	62,123
*	Altera Corp.	3,347,249	58,744
*	Affiliated Computer Services, Inc. Class A	1,094,650	56,495
*	Tellabs, Inc.	4,196,031	55,849
*	Lexmark International, Inc.	984,365	54,957
*	VeriSign, Inc.	2,278,600	52,795
*	BMC Software, Inc.	1,982,279	47,376
	Molex, Inc.	1,323,093	44,416
*	Avaya Inc.	3,833,813	43,782
	Jabil Circuit, Inc.	1,626,221	41,631
*	JDS Uniphase Corp.	15,617,250	39,512
*	Comverse Technology, Inc.	1,881,986	37,207
*	LSI Logic Corp.	3,649,351	32,662
*	Novellus Systems, Inc.	1,189,274	29,375
*	Solectron Corp.	8,520,906	29,141
	Sabre Holdings Corp.	1,228,210	27,021
*	Ciena Corp.	5,421,975	26,080
*	QLogic Corp.	1,503,141	25,914
*	Teradyne, Inc.	1,844,554	25,695
	Symbol Technologies, Inc.	2,356,878	25,431
*	Convergys Corp.	1,301,869	25,386
*	Compuware Corp.	3,566,132	23,893
*	Sanmina-SCI Corp.	4,954,587	22,791
	Tektronix, Inc.	759,786	22,353
*	Novell, Inc.	3,168,662	21,008
*	Freescale Semiconductor, Inc. Class A	719,000	20,851
*	Unisys Corp.	3,185,309	20,004
*	PMC Sierra Inc.	1,961,795	18,441
*	ADC Telecommunications, Inc.	1,089,832	18,375
*	Andrew Corp.	1,482,368	13,134

12

			Market
			Value•
		Shares	($000)
*	Parametric Technology Corp.	1,033,290	13,133
*	Gateway, Inc.	2,450,430	4,656
	Molex, Inc. Class A	4,051	116
			15,925,635
Materials (3.1%)
	E.I. du Pont de Nemours & Co.	8,593,344	357,483
	Dow Chemical Co.	8,967,087	349,985
	Alcoa Inc.	8,122,708	262,851
	Newmont Mining Corp. (Holding Co.)	4,185,594	221,543
	Monsanto Co.	2,529,131	212,928
	Praxair, Inc.	3,007,302	162,394
	Nucor Corp.	2,895,825	157,099
	Phelps Dodge Corp.	1,896,188	155,791
	International Paper Co.	4,589,456	148,239
	Weyerhaeuser Co.	2,301,489	143,268
	Air Products & Chemicals, Inc.	2,095,382	133,937
	PPG Industries, Inc.	1,540,384	101,665
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,761,625	97,612
	United States Steel Corp.	1,166,230	81,776
	Vulcan Materials Co.	935,229	72,948
	Ecolab, Inc.	1,698,429	68,922
	Rohm & Haas Co.	1,341,646	67,243
	Allegheny Technologies Inc.	805,208	55,753
	MeadWestvaco Corp.	1,690,723	47,222
	Sigma-Aldrich Corp.	623,043	45,258
	Ashland, Inc.	663,904	44,282
	Temple-Inland Inc.	1,032,757	44,274
	Eastman Chemical Co.	760,360	41,059
	Sealed Air Corp.	758,078	39,481
	Ball Corp.	971,589	35,988
*	Pactiv Corp.	1,334,241	33,022
	Bemis Co., Inc.	981,011	30,039
	International Flavors & Fragrances, Inc.	734,889	25,897
	Louisiana-Pacific Corp.	987,076	21,617
*	Hercules, Inc.	1,051,587	16,047
			3,275,623
Telecommunication Services (3.3%)
	AT&T Inc.	36,251,696	1,011,060
	Verizon Communications Inc.	27,200,505	910,945
	BellSouth Corp.	16,865,460	610,530
	Sprint Nextel Corp.	27,776,811	555,258
	Alltel Corp.	3,628,087	231,581
*	Qwest Communications International Inc.	14,631,694	118,370
*	Embarq Corp.	1,382,069	56,651
	Citizens Communications Co.	3,060,192	39,935
	CenturyTel, Inc.	1,072,963	39,861
			3,574,191

Utilities (3.4%)
Exelon Corp.	6,235,482	354,362
Duke Energy Corp.	11,519,511	338,328
TXU Corp.	4,311,501	257,785
Dominion Resources, Inc.	3,237,398	242,125
Southern Co.	6,910,701	221,488
FirstEnergy Corp.	3,073,066	166,591
FPL Group, Inc.	3,759,897	155,585
Public Service Enterprise Group, Inc.	2,335,712	154,437
Entergy Corp.	1,936,462	137,005
PG&E Corp.	3,245,031	127,465
American Electric Power Co., Inc.	3,668,217	125,636
Edison International	3,035,508	118,385
PPL Corp.	3,542,607	114,426
* AES Corp.	6,111,788	112,762
Sempra Energy	2,407,594	109,497
Consolidated Edison Inc.	2,286,701	101,621
Progress Energy, Inc.	2,350,555	100,768
Ameren Corp.	1,907,526	96,330
Constellation Energy Group, Inc.	1,662,655	90,648
Xcel Energy, Inc.	3,762,182	72,159
DTE Energy Co.	1,656,467	67,484
KeySpan Corp.	1,626,261	65,701
* Allegheny Energy, Inc.	1,520,161	56,352
NiSource, Inc.	2,539,677	55,467
Pinnacle West Capital Corp.	923,924	36,874
CenterPoint Energy Inc.	2,889,210	36,115
TECO Energy, Inc.	1,939,872	28,982
* CMS Energy Corp.	2,056,711	26,614
* Dynegy, Inc.	3,430,939	18,767
Nicor Inc.	411,136	17,062
^ Peoples Energy Corp.	357,236	12,828
		3,619,649
Total Common Stocks
(Cost $73,079,153)		107,189,161
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2 Vanguard Market
Liquidity Fund, 5.136%	20,169,799	20,170
2 Vanguard Market
Liquidity Fund, 5.136%—Note E	177,713,600	177,714
		197,884

13

	Face	Market
	Amount	Value•
	($000)	($000)
U.S. Agency Obligation (0.0%)
[3] Federal Home Loan Bank
[4] 5.393%, 9/29/06	25,000	24,684
[3] Federal National Mortgage Assn.
[4] 4.847%, 7/5/06	25,000	24,993
		49,677
Total Temporary Cash Investments
(Cost $247,539)		247,561
Total Investments (100.1%)
(Cost $73,326,692)		107,436,722
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		320,659
Liabilities—Note E		(449,847)
		(129,188)
Net Assets (100%)		107,307,534

At June 30, 2006, net assets consisted of:5
Amount
($000)
Paid-in Capital	79,508,480
Overdistributed Net Investment Income	(101,009)
Accumulated Net Realized Losses	(6,210,265)
Unrealized Appreciation (Depreciation)
Investment Securities	34,110,030
Futures Contracts	298
Net Assets	107,307,534

Investor Shares—Net Assets
Applicable to 571,438,245 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	66,855,160
Net Asset Value Per Share—
Investor Shares	$116.99

Admiral Shares—Net Assets
Applicable to 345,753,860 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	40,452,374
Net Asset Value Per Share—
Admiral Shares	$117.00

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $49,677,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

14

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	1,018,895
Interest[1]	3,740
Security Lending	1,875
Total Income	1,024,510
Expenses
The Vanguard Group—Note B
Investment Advisory Services	577
Management and Administrative
Investor Shares	51,104
Admiral Shares	13,019
Marketing and Distribution
Investor Shares	9,367
Admiral Shares	3,530
Custodian Fees	207
Shareholders’ Reports
Investor Shares	796
Admiral Shares	35
Trustees’ Fees and Expenses	57
Total Expenses	78,692
Net Investment Income	945,818
Realized Net Gain (Loss)
Investment Securities Sold	(373,972)
Futures Contracts	(2,566)
Realized Net Gain (Loss)	(376,538)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,307,456
Futures Contracts	2,482
Change in Unrealized Appreciation (Depreciation)	2,309,938
Net Increase (Decrease) in Net Assets Resulting from Operations	2,879,218

1 Interest income from an affiliated company of the fund was $3,078,000.

15

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	945,818	1,866,932
Realized Net Gain (Loss)	(376,538)	407,622
Change in Unrealized Appreciation (Depreciation)	2,309,938	2,681,084
Net Increase (Decrease) in Net Assets Resulting from Operations	2,879,218	4,955,638
Distributions
Net Investment Income
Investor Shares	(559,233)	(1,324,414)
Admiral Shares	(350,596)	(566,269)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(909,829)	(1,890,683)
Capital Share Transactions—Note F
Investor Shares	(3,822,180)	(16,859,513)
Admiral Shares	1,756,984	14,619,185
Net Increase (Decrease) from Capital Share Transactions	(2,065,196)	(2,240,328)
Total Increase (Decrease)	(95,807)	824,627
Net Assets
Beginning of Period	107,403,341	106,578,714
End of Period[1]	107,307,534	107,403,341

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($101,009,000) and ($136,998,000).

16

Financial Highlights

500 Index Fund Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$114.92	$111.64	$102.67	$ 81.15	$105.89	$121.86
Investment Operations
Net Investment Income	1.00	1.95	1.95[1]	1.44	1.32	1.260
Net Realized and Unrealized
Gain (Loss) on Investments	2.04	3.31	8.97	21.51	(24.70)	(15.955)
Total from
Investment Operations	3.04	5.26	10.92	22.95	(23.38)	(14.695)
Distributions
Dividends from
Net Investment Income	(.97)	(1.98)	(1.95)	(1.43)	(1.36)	(1.275)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.97)	(1.98)	(1.95)	(1.43)	(1.36)	(1.275)
Net Asset Value,
End of Period	$116.99	$114.92	$111.64	$102.67	$ 81.15	$105.89

Total Return[2]	2.64%	4.77%	10.74%	28.50%	–22.15%	–12.02%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$66,855	$69,375	$84,167	$75,342	$56,224	$73,151
Ratio of Total Expenses to
Average Net Assets	0.18%[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	1.71%[3]	1.75%	1.86%[1]	1.61%	1.43%	1.14%
Portfolio Turnover Rate[4]	6%[3]	6%	3%	1%	6%	3%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

17

500 Index Fund Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$114.92	$111.64	$102.68	$ 81.15	$105.89	$121.87
Investment Operations
Net Investment Income	1.064	2.052	2.03[1]	1.507	1.374	1.313
Net Realized and Unrealized Gain (Loss)
on Investments	2.041	3.310	8.97	21.510	(24.700)	(15.955)
Total from Investment Operations	3.105	5.362	11.00	23.017	(23.326)	(14.642)
Distributions
Dividends from Net Investment Income	(1.025)	(2.082)	(2.04)	(1.487)	(1.414)	(1.338)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.025)	(2.082)	(2.04)	(1.487)	(1.414)	(1.338)
Net Asset Value, End of Period	$117.00	$114.92	$111.64	$102.68	$ 81.15	$105.89

Total Return	2.70%	4.87%	10.82%	28.59%	–22.10%	–11.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,452	$38,028	$22,412	$18,098	$11,922	$13,863
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.80%[2]	1.84%	1.96%[1]	1.67%	1.50%	1.22%
Portfolio Turnover Rate[3]	6%[2]	6%	3%	1%	6%	3%

1 Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

18

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

19

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $11,792,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 11.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $314,329,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $5,517,969,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, and $398,175,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

20

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $34,110,030,000, consisting of unrealized gains of $40,547,500,000 on securities that had risen in value since their purchase and $6,437,470,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	287	91,797	(154)
E-mini S&P 500 Index	350	22,390	452

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $2,994,025,000 of investment securities and sold $5,007,152,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $172,110,000, for which the fund received cash collateral of $177,714,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,713,716	39,857	10,254,612	92,341
Issued in Lieu of Cash Distributions	536,242	4,565	1,263,113	11,331
Redeemed	(9,072,138)	(76,666)	(28,377,238)	(253,914)
Net Increase (Decrease)—Investor Shares	(3,822,180)	(32,244)	(16,859,513)	(150,242)
Admiral Shares
Issued	4,732,549	39,970	18,807,375	167,602
Issued in Lieu of Cash Distributions	305,852	2,605	487,001	4,337
Redeemed	(3,281,417)	(27,723)	(4,675,191)	(41,782)
Net Increase (Decrease)—Admiral Shares	1,756,984	14,852	14,619,185	130,157

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,026.44	$0.90
Admiral Shares	1,000.00	1,027.01	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.35	0.45

1 These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

22

Note that the expenses shown in the table on page 22 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

23

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has approved the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the Performance Summary section of this report.

Cost

The 500 Index Fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that Vanguard 500 Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
141 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
141 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
141 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
141 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
141 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
141 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
141 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082006

Vanguard® U.S. Stock Index Funds
Small-Capitalization Portfolios

> Semiannual Report

June 30, 2006

Vanguard Small-Cap Index Fund

Vanguard Small-Cap Growth Index Fund

Vanguard Small-Cap Value Index Fund

>

For the six months ended June 30, 2006, the Vanguard Small-Cap Index Fund returned 6.9%, the Small-Cap Growth Index Fund returned 5.7%, and the Small-Cap Value Index Fund returned 8.0%. Returns are for the Investor Shares.

>	Small-capitalization stocks outpaced large- and mid-caps, and value stocks generally outperformed growth stocks.
>	The three funds met their objectives of closely tracking their target indexes, and they matched or beat the average returns of their peers.

On July 6, 2006, Vanguard changed the name of its VIPER® Shares to Vanguard ETF™ Shares. The ticker symbols for the shares are unchanged.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Small-Cap Index Fund	8
Small-Cap Growth Index Fund	23
Small-Cap Value Index Fund	36
About Your Fund’s Expenses	49
Trustees Approve Advisory Arrangement	51
Glossary	52

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Small-Cap Index Fund
Investor Shares	6.9%
Admiral™ Shares[1]	6.9
Institutional Shares[2]	7.0
ETF Shares[3]
Market Price	6.8
Net Asset Value	7.0
MSCI US Small Cap 1750 Index	6.9
Average Small-Cap Core Fund[4]	6.9

Vanguard Small-Cap Growth Index Fund
Investor Shares	5.7%
Institutional Shares	5.7
ETF Shares
Market Price	5.4
Net Asset Value	5.7
MSCI US Small Cap Growth Index	5.7
Average Small-Cap Growth Fund[4]	4.8

Vanguard Small-Cap Value Index Fund
Investor Shares	8.0%
Institutional Shares	8.2
ETF Shares
Market Price	8.0
Net Asset Value	8.1
MSCI US Small Cap Value Index	8.1
Average Small-Cap Value Fund[4]	7.2

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

3 Vanguard ETF shares are traded on the American Stock Exchange and are available only through brokers. The table shows the ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

4 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

In the first half of 2006, small-company stocks outperformed the broad U.S. stock market, and value-oriented stocks outpaced growth stocks. Vanguard’s small-capitalization index funds achieved their objectives of closely tracking their indexes. Investor Shares of the Vanguard Small-Cap Index Fund returned 6.9% and kept pace with the average return of competing funds. Investor Shares of the Small-Cap Growth Index Fund and Small-Cap Value Index fund returned 5.7% and 8.0%, respectively; both funds outpaced the average returns of competitors.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

2

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Industrials, materials, and energy posted admirable returns

Small-cap stocks enjoyed much stronger returns than the overall U.S. market in the first four months of 2006. The stock market’s retreat in May and June, however, hit small-caps particularly hard. Still, the advances that smaller stocks made in the early part of the year were sufficient to keep them ahead of the broad market at the midpoint.

Most of the industry groups represented in the Vanguard Small-Cap Index Funds recorded positive returns during the half-year.

Market Barometer
			Total Returns
		Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

3

The differences in the three funds’ returns resulted from the portfolios’ different weightings in various industry sectors, some of which did better than others.

During the period, several historically value-oriented segments performed impressively. The economy’s less glamorous sectors—materials, industrials, and energy—posted double-digit returns. Telecommunication services also recorded excellent results, although its small weighting (about 1% in each of the indexes) meant that its impact was minor. Weaker sectors included health care, information technology, and consumer discretionary—all traditional growth areas.

The Small-Cap Value Index Fund, with a return of 8.0% for its Investor Shares, benefited from the strength in industrials, materials, and energy stocks. The fund’s leading contributor, however, was the financials sector, which made up more than a third of the portfolio and returned 7.5%. Real estate investment trusts drove the bulk of this sector’s gain.

The Small-Cap Growth Index Fund, which returned 5.7% for the Investor Shares, also benefited from exposure to energy and industrials stocks. However, the fund was hampered by poor performance in its largest sectors—information technology,

Annualized Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.23%
Admiral Shares	0.13
Institutional Shares	0.08
ETF Shares	0.10
Average Small-Cap Core Fund	1.53

Small-Cap Growth Index Fund
Investor Shares	0.23%
Institutional Shares	0.08
ETF Shares	0.12
Average Small-Cap Growth Fund	1.68

Small-Cap Value Index Fund
Investor Shares	0.23%
Institutional Shares	0.08
ETF Shares	0.12
Average Small-Cap Value Fund	1.58

1 Fund expense ratios reflect the six months ended June 30, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

4

health care, and consumer discretionary—which together accounted for more than 50% of the fund’s assets.

The Small-Cap Index Fund is essentially a blend of the other two funds, and its half-year return—6.9% for both Investor and Admiral Shares—fell between theirs.

All three Small-Cap Index Funds closely tracked their target indexes, a tribute to the skills of the investment advisor, Vanguard Quantitative Equity Group. The advisor’s job was made easier by Vanguard’s low expense ratios, which allow a greater portion of each fund’s total return to go to shareholders.

Diversification can smooth volatility within your portfolio

Small-cap stocks have historically experienced higher volatility than large-caps, as the fortune of a small company often hinges on the success—or failure—of a narrow set of products or services. Larger companies, by contrast, tend to have broader and more diverse lines of products and services. When one of those lines does poorly, others can often pick up the slack.

You can draw a parallel in your own investment plan. Recently, small-cap stocks have been one of the better-performing segments of the market. But building a portfolio that relies too heavily on one part of the market could be the equivalent of a bad business plan. A portfolio that is balanced and diversified among stock, bond, and money market funds can help you endure the inevitable bumps in the road. The Vanguard Small-Cap Index Funds can serve as an intelligent way to broaden and diversify your portfolio.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 14, 2006

5

Your Fund’s Performance at a Glance
December 31, 2005–June 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$28.52	$30.48	$0.005	$0.000
Admiral Shares	28.53	30.50	0.005	0.000
Institutional Shares	28.54	30.53	0.005	0.000
ETF Shares	59.59	63.73	0.010	0.000

Small-Cap Growth Index Fund
Investor Shares	$16.43	$17.36	$0.002	$0.000
Institutional Shares	16.46	17.40	0.003	0.000
ETF Shares	58.47	61.80	0.010	0.000

Small-Cap Value Index Fund
Investor Shares	$14.56	$15.72	$0.009	$0.000
Institutional Shares	14.59	15.77	0.010	0.000
ETF Shares	60.76	65.66	0.040	0.000

6

Small-Cap Index ETF Shares
Premium/Discount January 26, 2004[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	207	33.71%	390	63.52%
25–49.9	1	0.16	13	2.12
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.16
>100.0	1	0.17	1	0.16
Total	209	34.04%	405	65.96%

Small-Cap Growth Index ETF Shares
Premium/Discount January 26, 2004[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	216	35.18%	371	60.42%
25–49.9	1	0.16	13	2.12
50–74.9	0	0.00	1	0.16
75–100.0	0	0.00	2	0.33
>100.0	2	0.33	8	1.30
Total	219	35.67%	395	64.33%

Small-Cap Value Index ETF Shares
Premium/Discount January 26, 2004[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	237	38.60%	361	58.80%
25–49.9	1	0.16	14	2.28
50–74.9	0	0.00	1	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	238	38.76%	376	61.24%

1 Inception.

2 One basis point equals 1/100th of 1%.

7

Vanguard Small-Cap Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,748	1,746	4,980
Median Market Cap	$1.6B	$1.6B	$67.1B
Price/Earnings Ratio	24.0x	24.1x	19.5x
Price/Book Ratio	2.4x	2.4x	2.8x
Yield		1.3%	1.7%
Investor Shares	1.2%
Admiral Shares	1.3%
Institutional Shares	1.3%
ETF Shares	1.3%
Return on Equity	11.1%	11.1%	16.9%
Earnings Growth Rate	13.7%	13.6%	9.9%
Foreign Holdings	0.4%	0.4%	2.0%
Turnover Rate	15%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.23%[3]
Admiral Shares	0.13%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.10%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14%	14%	11%
Consumer Staples	3	3	9
Energy	8	8	10
Financials	22	22	22
Health Care	10	10	12
Industrials	16	16	12
Information Technology	15	15	15
Materials	6	6	3
Telecommunication Services	1	1	3
Utilities	5	5	3

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.87	1.00
Beta	1.00	1.00	1.46	1.00

Ten Largest Holdings[4](% of total net assets)

FMC Technologies Inc.
	oil and gas equipment and services	0.3%

Level 3 Communications, Inc.
	alternative carriers	0.2

Camden Property Trust REIT
	residential reits	0.2

Roper Industries Inc.
	electrical components and equipment	0.2

Covance, Inc.	life sciences
	tools and services	0.2

Denbury Resources, Inc.
	oil and gas exploration and production	0.2

Federal Realty
Investment Trust REIT	residential reits	0.2

Western Gas
Resources, Inc.	oil and gas storage and transportation	0.2

Ryder System, Inc.	trucking	0.2

Range Resources Corp.
	oil and gas exploration and production	0.2

Top Ten		2.1%

Investment Focus

1 MSCI US Small Cap 1750 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 52 for a glossary of investment terms.

8

Vanguard Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995—June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	10/3/1960	13.78%	8.96%	9.80%
Admiral Shares	11/13/2000	13.90	9.06	9.77[4]
Institutional Shares	7/7/1997	14.00	9.14	9.05[4]
ETF Shares
Market Price	1/26/2004	13.75	10.80[4]	—
Net Asset Value	1/26/2004	13.95	10.97[4]	—

1 Six months ended June 30, 2006.

2 Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 16 throough 19 for dividend and capital gains information.

9

Vanguard Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	AnnTaylor Stores Corp.	518,667	22,500	0.2%
*	ITT Educational Services, Inc.	326,840	21,509	0.2%
*	O’Reilly Automotive, Inc.	683,372	21,314	0.2%
†	Other—Consumer Discretionary		1,719,720	13.7%
			1,785,043	14.3%
Consumer Staples
*	Hansen Natural Corp.	113,783	21,661	0.2%
†	Other—Consumer Staples		310,016	2.4%
			331,677	2.6%
Energy
*	FMC Technologies Inc.	490,016	33,056	0.3%
*	Denbury Resources, Inc.	849,521	26,904	0.2%
	Western Gas Resources, Inc.	431,064	25,799	0.2%
	Range Resources Corp.	934,156	25,400	0.2%
	Frontier Oil Corp.	763,556	24,739	0.2%
*	Plains Exploration & Production Co.	561,750	22,773	0.2%
	Helmerich & Payne, Inc.	373,622	22,514	0.2%
*	Helix Energy Solutions Group, Inc.	528,373	21,325	0.2%
	Massey Energy Co.	586,295	21,107	0.2%
†	Other—Energy		727,440	5.8%
			951,057	7.7%
Financials
	Camden Property Trust REIT	399,921	29,414	0.2%
	Federal Realty Investment Trust REIT	378,216	26,475	0.2%
*	Conseco, Inc.	1,083,272	25,024	0.2%
	Reckson Associates Realty Corp. REIT	593,666	24,566	0.2%
	HCC Insurance Holdings, Inc.	794,374	23,386	0.2%
	Ventas, Inc. REIT	668,034	22,633	0.2%
	Jones Lang Lasalle Inc.	251,411	22,011	0.2%
	Jefferies Group, Inc.	721,694	21,384	0.2%
	IndyMac Bancorp, Inc.	461,190	21,146	0.2%

10

Vanguard Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Shurgard Storage Centers, Inc. Class A REIT	336,664	21,042	0.2%
	Brandywine Realty Trust REIT	651,277	20,952	0.2%
*^Affiliated Managers Group, Inc.		240,953	20,936	0.2%
	^Thornburg Mortgage, Inc. REIT	749,292	20,883	0.1%
	Trizec Properties, Inc. REIT	727,073	20,823	0.1%
	Rayonier Inc. REIT	546,831	20,730	0.1%
†	Other—Financials		2,407,307	19.3%
			2,748,712	22.0%
Health Care
*	Covance, Inc.	450,715	27,593	0.2%
*	Advanced Medical Optics, Inc.	486,734	24,677	0.2%
*	ResMed Inc.	510,654	23,975	0.2%
	Dade Behring Holdings Inc.	566,567	23,592	0.2%
*	Cytyc Corp.	824,764	20,916	0.2%
†	Other—Health Care		1,156,203	9.2%
			1,276,956	10.2%
Industrials
	Roper Industries Inc.	616,236	28,809	0.2%
	Ryder System, Inc.	434,984	25,416	0.2%
	Ametek, Inc.	505,383	23,945	0.2%
*	Wesco International, Inc.	343,848	23,726	0.2%
	Harsco Corp.	299,120	23,319	0.2%
*	Flowserve Corp.	402,042	22,876	0.2%
*	Thomas & Betts Corp.	441,802	22,664	0.2%
	Graco, Inc.	488,772	22,474	0.2%
	Con-way, Inc.	371,766	21,536	0.2%
	Trinity Industries, Inc.	530,941	21,450	0.2%
†	Other—Industrials		1,769,534	14.1%
			2,005,749	16.1%
Information Technology
	Global Payments Inc.	481,593	23,381	0.2%
	MoneyGram International, Inc.	610,421	20,724	0.1%
†	Other—Information Technology		1,869,560	15.0%
			1,913,665	15.3%

†	Materials		721,329	5.8%

Telecommunication Services
*^Level 3 Communications, Inc.		6,787,528	30,137	0.2%
†	Other—Telecommunication Services		140,678	1.2%
			170,815	1.4%
Utilities
	OGE Energy Corp.	647,579	22,685	0.2%
	Northeast Utilities	1,095,592	22,646	0.2%
	Aqua America, Inc.	939,576	21,413	0.2%
	AGL Resources Inc.	556,701	21,221	0.1%
†	Other—Utilities		464,100	3.7%
			552,065	4.4%
Total Common Stocks (Cost $9,437,104)			12,457,068	99.8%[1]

11

Vanguard Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund, 5.136%	29,176,888	29,177	0.2%
2	Vanguard Market Liquidity Fund, 5.136%—Note E	583,057,780	583,058	4.7%
			612,235	4.9%
		Face
		Amount
		($000)
U.S. Agency and Government Obligations
3	Federal Home Loan Bank
4	5.377%, 9/29/06	3,000	2,962	0.0%
3	Federal Home Loan Mortgage Corp.
4	4.978%, 7/18/06	1,000	998	0.0%
3	Federal National Mortgage Assn.
4	4.847%, 7/5/06	3,000	2,999	0.0%
			6,959	(0.0%)
Total Temporary Cash Investments (Cost $619,194)			619,194	4.9%[1]
Total Investments (Cost $10,056,298)			13,076,262	104.7%
Other Assets and Liabilities
Other Assets—Note B			82,734	0.7%
Security Lending Collateral Payable to Brokers—Note E			(583,058)	(4.7%)
Other Liabilities			(89,646)	(0.7%)
			(589,970)	(4.7%)
Net Assets			12,486,292	100.0%

12

Vanguard Small-Cap Index Fund

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	9,823,552
Undistributed Net Investment Income	53,407
Accumulated Net Realized Losses	(412,226)
Unrealized Appreciation
Investment Securities	3,019,964
Futures Contracts	1,595
Net Assets	12,486,292

Investor Shares—Net Assets
Applicable to 214,181,821 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	6,529,017
Net Asset Value Per Share—Investor Shares	$30.48

Admiral Shares—Net Assets
Applicable to 92,924,634 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,834,629
Net Asset Value Per Share—Admiral Shares	$30.50

Institutional Shares—Net Assets
Applicable to 85,423,521 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,607,580
Net Asset Value Per Share—Institutional Shares	$30.53

ETF Shares—Net Assets
Applicable to 8,082,602 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	515,066
Net Asset Value Per Share—ETF Shares	$63.73

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $6,959,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

13

Vanguard Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	68,053
Interest[1]	1,846
Security Lending	6,411
Total Income	76,310
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative—Investor Shares	6,265
Management and Administrative—Admiral Shares	1,339
Management and Administrative—Institutional Shares	540
Management and Administrative—ETF Shares	129
Marketing and Distribution—Investor Shares	799
Marketing and Distribution—Admiral Shares	328
Marketing and Distribution—Institutional Shares	349
Marketing and Distribution—ETF Shares	46
Custodian Fees	313
Shareholders’ Reports—Investor Shares	107
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	10,298
Investment Income	66,012
Realized Net Gain (Loss)
Investment Securities Sold	387,113
Futures Contracts	(264)
Realized Net Gain (Loss)	386,849
Change in Unrealized Appreciation (Depreciation)
Investment Securities	260,528
Futures Contracts	2,015
Change in Unrealized Appreciation (Depreciation)	262,543
Net Increase (Decrease) in Net Assets Resulting from Operations	715,404

1 Interest income from an affiliated company of the fund was $1,755,000.

14

Vanguard Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	66,012	109,270
Realized Net Gain (Loss)	386,849	596,103
Change in Unrealized Appreciation (Depreciation)	262,543	5,641
Net Increase (Decrease) in Net Assets Resulting from Operations	715,404	711,014
Distributions
Net Investment Income
Investor Shares	(1,089)	(59,262)
Admiral Shares	(468)	(25,982)
Institutional Shares	(401)	(23,927)
ETF Shares	(55)	(2,967)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,013)	(112,138)
Capital Share Transactions—Note F
Investor Shares	227,354	(710,680)
Admiral Shares	289,014	821,254
Institutional Shares	380,469	330,176
ETF Shares	237,979	66,687
Net Increase (Decrease) from Capital Share Transactions	1,134,816	507,437
Total Increase (Decrease)	1,848,207	1,106,313
Net Assets
Beginning of Period	10,638,085	9,531,772
End of Period[1]	12,486,292	10,638,085

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $53,407,000 and ($10,592,000).

15

Vanguard Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$28.52	$26.83	$22.60	$15.66	$19.82	$19.44
Investment Operations
Net Investment Income	.154	.29	.267	.200	.192	.217
Net Realized and Unrealized Gain (Loss)
on Investments	1.811	1.69	4.228	6.944	(4.160)	.388
Total from Investment Operations	1.965	1.98	4.495	7.144	(3.968)	.605
Distributions
Dividends from Net Investment Income	(.005)	(.29)	(.265)	(.204)	(.192)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.29)	(.265)	(.204)	(.192)	(.225)
Net Asset Value, End of Period	$30.48	$28.52	$26.83	$22.60	$15.66	$19.82

Total Return[1]	6.89%	7.36%	19.90%	45.63%	–20.02%	3.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,529	$5,902	$6,247	$4,871	$2,943	$3,545
Ratio of Total Expenses to
Average Net Assets	0.23%[3]	0.23%	0.23%	0.27%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.05%[3]	1.08%	1.13%	1.17%	1.11%	1.16%
Portfolio Turnover Rate[2]	15%[3]	18%	19%	39%[4]	32%	39%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Annualized.

4 Includes activity related to a change in the fund’s target index.

16

Vanguard Small-Cap Index Fund

Admiral Shares
	Six Months Ended

For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$28.53	$26.83	$22.60	$15.66	$19.82	$19.44
Investment Operations
Net Investment Income	.164	.325	.294	.220	.207	.231
Net Realized and Unrealized Gain (Loss)
on Investments	1.811	1.690	4.228	6.944	(4.160)	.388
Total from Investment Operations	1.975	2.015	4.522	7.164	(3.953)	.619
Distributions
Dividends from Net Investment Income	(.005)	(.315)	(.292)	(.224)	(.207)	(.239)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.315)	(.292)	(.224)	(.207)	(.239)
Net Asset Value, End of Period	$30.50	$28.53	$26.83	$22.60	$15.66	$19.82

Total Return	6.92%	7.49%	20.02%	45.76%	–19.95%	3.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,835	$2,382	$1,451	$1,056	$591	$547
Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.13%	0.13%	0.18%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.15%[1]	1.18%	1.25%	1.26%	1.22%	1.24%
Portfolio Turnover Rate[2]	15%[1]	18%	19%	39%[3]	32%	39%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

17

Vanguard Small-Cap Index Fund

Institutional Shares

	Six Months Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$28.54	$26.84	$22.61	$15.66	$19.82	$19.44
Investment Operations
Net Investment Income	.184	.343	.306	.240	.219	.251
Net Realized and Unrealized Gain (Loss)
on Investments	1.811	1.690	4.228	6.944	(4.160)	.388
Total from Investment Operations	1.995	2.033	4.534	7.184	(3.941)	.639
Distributions
Dividends from Net Investment Income	(.005)	(.333)	(.304)	(.234)	(.219)	(.259)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.333)	(.304)	(.234)	(.219)	(.259)
Net Asset Value, End of Period	$30.53	$28.54	$26.84	$22.61	$15.66	$19.82

Total Return	6.99%	7.56%	20.06%	45.88%	–19.89%	3.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,608	$2,089	$1,648	$1,111	$686	$584
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment
Income to Average Net Assets	1.20%[1]	1.23%	1.30%	1.33%	1.32%	1.34%
Portfolio Turnover Rate[2]	15%[1]	18%	19%	39%[3]	32%	39%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

18

Vanguard Small-Cap Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 26[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.37	.668	.585
Net Realized and Unrealized Gain (Loss) on Investments	3.78	3.555	5.436
Total from Investment Operations	4.15	4.223	6.021
Distributions
Dividends from Net Investment Income	(.01)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.01)	(.683)	(.621)
Net Asset Value, End of Period	$63.73	$59.59	$56.05

Total Return	6.96%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$515	$265	$186
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.18%[2]
Ratio of Net Investment Income to Average Net Assets	1.18%[2]	1.20%	1.19%[2]
Portfolio Turnover Rate[3]	15%[2]	18%	19%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

19

Vanguard Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

Vanguard Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $1,351,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $414,392,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $385,074,000 to offset future net capital gains of $347,890,000 through December 31, 2011, and $37,184,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $3,019,964,000, consisting of unrealized gains of $3,537,523,000 on securities that had risen in value since their purchase and $517,559,000 in unrealized losses on securities that had fallen in value since their purchase.

21

Vanguard Small-Cap Index Fund

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	355	25,968	1,595

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $2,858,920,000 of investment securities and sold $1,650,992,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $553,225,000, for which the fund received cash collateral of $583,058,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,002,041	32,593	1,211,223	44,780
Issued in Lieu of Cash Distributions	991	32	55,941	1,932
Redeemed	(775,678)	(25,376)	(1,977,844)	(72,661)
Net Increase (Decrease)—Investor Shares	227,354	7,249	(710,680)	(25,949)

Admiral Shares
Issued	593,151	19,301	1,384,511	50,215
Issued in Lieu of Cash Distributions	387	12	22,542	778
Redeemed	(304,524)	(9,880)	(585,799)	(21,577)
Net Increase (Decrease)—Admiral Shares	289,014	9,433	821,254	29,416

Institutional Shares
Issued	580,255	18,817	696,566	25,502
Issued in Lieu of Cash Distributions	338	11	20,992	725
Redeemed	(200,124)	(6,586)	(387,382)	(14,460)
Net Increase (Decrease)—Institutional Shares	380,469	12,242	330,176	11,767

ETF Shares
Issued	1,014,350	15,733	694,960	11,840
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(776,371)	(12,100)	(628,273)	(10,700)
Net Increase (Decrease)—ETF Shares	237,979	3,633	66,687	1,140

22

Vanguard Small-Cap Growth Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	949	947	4,980
Median Market Cap	$1.6B	$1.6B	$67.1B
Price/Earnings Ratio	29.4x	29.4x	19.5x
Price/Book Ratio	3.5x	3.5x	2.8x
Yield		0.2%	1.7%
Investor Shares	0.2%
Institutional Shares	0.4%
ETF Shares	0.3%
Return on Equity	12.3%	12.3%	16.9%
Earnings Growth Rate	20.9%	20.6%	9.9%
Foreign Holdings	0.6%	0.6%	2.0%
Turnover Rate	39%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.23%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	16%	11%
Consumer Staples	3	3	9
Energy	11	11	10
Financials	6	7	22
Health Care	18	18	12
Industrials	17	17	12
Information Technology	23	22	15
Materials	4	4	3
Telecommunication
Services	2	2	3
Utilities	0	0	3

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.82	1.00
Beta	1.00	1.00	1.62	1.00

Ten Largest Holdings[4] (% of total net assets)

FMC Technologies Inc.	oil and gas equipment
	and services	0.5%
Level 3
Communications, Inc.	alternative carriers	0.5
Roper Industries Inc.	electrical components
	and equipment	0.5
Covance, Inc.
	life sciences tools and services	0.5
Denbury Resources, Inc.
	oil and gas exploration and production	0.4
Range Resources Corp.	oil and gas exploration
	and production	0.4
ResMed Inc.	health care
	equipment	0.4
Ametek, Inc.	electrical components
	and equipment	0.4
Wesco International, Inc.	trading companies
	and distributors	0.4
Dade Behring Holdings Inc.	health care
	equipment	0.4
Top Ten		4.4%

Investment Focus

1 MSCI US Small Cap Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 52 for a glossary of investment terms.

23

Vanguard Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998—June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006
				Since
	Inception Date	One Year	Five Years	Inception
Investor Shares[3]	5/21/1998	14.80%	9.83%	7.89%
Institutional Shares	5/24/2000	14.92	10.02	8.99
ETF Shares
Market Price	1/26/2004	14.56	8.49[4]	—
Net Asset Value	1/26/2004	14.92	8.69[4]	—

1 Six months ended June 30, 2006.

2 S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4	Since inception.

Note: See Financial Highlights tables on pages 30 through 32 for dividend and capital gains information.

24

Vanguard Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	ITT Educational Services, Inc.	144,857	9,533	0.4%
*	O’Reilly Automotive, Inc.	302,938	9,449	0.4%
*	Penn National Gaming, Inc.	226,441	8,781	0.3%
†	Other—Consumer Discretionary		407,943	15.1%
			435,706	16.2%
Consumer Staples
*	Hansen Natural Corp.	50,475	9,609	0.3%
†	Other—Consumer Staples		58,340	2.2%
			67,949	2.5%
Energy
*	FMC Technologies Inc.	217,458	14,670	0.5%
*	Denbury Resources, Inc.	376,667	11,929	0.4%
	Range Resources Corp.	414,163	11,261	0.4%
	Helmerich & Payne, Inc.	165,575	9,978	0.4%
*	Helix Energy Solutions Group, Inc.	234,118	9,449	0.4%
	Massey Energy Co.	259,867	9,355	0.4%
*	Maverick Tube Corp.	137,182	8,669	0.3%
*	Superior Energy Services, Inc.	252,763	8,569	0.3%
	Todco Class A	194,990	7,965	0.3%
*	Unit Corp.	139,264	7,923	0.3%
*	Oceaneering International, Inc.	170,125	7,800	0.3%
†	Other—Energy		191,909	7.1%
			299,477	11.1%
Financials
	Jones Lang LaSalle Inc.	111,545	9,766	0.4%
*	Affiliated Managers Group, Inc.	106,946	9,293	0.4%
*	Nasdaq Stock Market Inc.	300,160	8,975	0.3%
†	Other—Financials		140,871	5.2%
			168,905	6.3%
Health Care
*	Covance, Inc.	199,822	12,233	0.5%
*	ResMed Inc.	226,382	10,629	0.4%
	Dade Behring Holdings Inc.	251,077	10,455	0.4%

25

Vanguard Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	Cytyc Corp.	365,616	9,272	0.3%
*	Gen-Probe Inc.	162,240	8,758	0.3%
*	Edwards Lifesciences Corp.	187,748	8,529	0.3%
	PerkinElmer, Inc.	401,711	8,396	0.3%
*	VCA Antech, Inc.	262,452	8,380	0.3%
*	Respironics, Inc.	229,835	7,865	0.3%
†	Other—Health Care		401,794	14.9%
			486,311	18.0%
Industrials
	Roper Industries Inc.	273,300	12,777	0.5%
	Ametek, Inc.	224,064	10,616	0.4%
*	Wesco International, Inc.	152,554	10,526	0.4%
*	Flowserve Corp.	178,155	10,137	0.4%
*	Thomas & Betts Corp.	195,972	10,053	0.4%
	Graco, Inc.	216,639	9,961	0.4%
*	Foster Wheeler Ltd.	210,739	9,104	0.3%
	Landstar System, Inc.	186,903	8,827	0.3%
*	Stericycle, Inc.	132,947	8,655	0.3%
	The Brink’s Co.	153,314	8,648	0.3%
	The Manitowoc Co., Inc.	192,646	8,573	0.3%
	Donaldson Co., Inc.	247,769	8,392	0.3%
†	Other—Industrials		339,636	12.6%
			455,905	16.9%
Information Technology
	Global Payments Inc.	213,405	10,361	0.4%
	MoneyGram International, Inc.	270,510	9,184	0.3%
*	Agere Systems Inc.	567,197	8,338	0.3%
*	Mettler-Toledo International Inc.	130,866	7,927	0.3%
*	Atmel Corp.	1,387,642	7,701	0.3%
*	Trimble Navigation Ltd.	172,232	7,688	0.3%
†	Other—Information Technology		550,675	20.4%
			601,874	22.3%
Materials
*	Titanium Metals Corp.	257,041	8,837	0.3%
*	Crown Holdings, Inc.	528,511	8,229	0.3%
	Reliance Steel & Aluminum Co.	95,600	7,930	0.3%
	Florida Rock Industries, Inc.	156,002	7,749	0.3%
†	Other—Materials		77,478	2.9%
			110,223	4.1%
Telecommunication Services
*^Level 3 Communications, Inc.		3,010,421	13,366	0.5%
†	Other—Telecommunication Services		40,908	1.5%
			54,274	2.0%

†	Utilities		6,231	0.2%

Total Common Stocks (Cost $2,290,258)			2,686,855	99.6%[1]
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund, 5.136%	8,282,007	8,282	0.3%
2	Vanguard Market Liquidity Fund, 5.136%--Note E	121,827,750	121,828	4.6%
			130,110	4.9%

26

Vanguard Small-Cap Growth Index Fund

	Face	Market	Percentage
	Amount	Value•	of Net
	($000)	($000)	Assets
U.S. Government Obligation
3 Federal National Mortgage Assn.
4 5.310%, 9/20/06	500	494	0.0%
Total Temporary Cash Investments (Cost $130,604)		130,604	4.9%[1]
Total Investments (Cost $2,420,862)		2,817,459	104.5%
Other Assets and Liabilities
Other Assets—Note B		6,614	0.2%
Security Lending Collateral Payable to Brokers—Note E		(121,828)	(4.5%)
Other Liabilities		(5,594)	(0.2%)
		(120,808)	(4.5%)
Net Assets		2,696,651	100.0%

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	2,342,737
Undistributed Net Investment Income	1,254
Accumulated Net Realized Losses	(44,197)
Unrealized Appreciation
Investment Securities	396,597
Futures Contracts	260
Net Assets	2,696,651

Investor Shares—Net Assets
Applicable to 122,500,888 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,126,789
Net Asset Value Per Share—Investor Shares	$17.36

Institutional Shares—Net Assets
Applicable to 10,263,671 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	178,611
Net Asset Value Per Share—Institutional Shares	$17.40

ETF Shares—Net Assets
Applicable to 6,330,879 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	391,251
Net Asset Value Per Share—ETF Shares	$61.80

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $494,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

27

Vanguard Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	3,854
Interest[1]	419
Security Lending	1,566
Total Income	5,839
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—Investor Shares	1,816
Management and Administrative—Institutional Shares	24
Management and Administrative—ETF Shares	113
Marketing and Distribution—Investor Shares	293
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—ETF Shares	33
Custodian Fees	229
Shareholders’ Reports—Investor Shares	29
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,577
Net Investment Income	3,262
Realized Net Gain (Loss)
Investment Securities Sold	75,927
Futures Contracts	(915)
Realized Net Gain (Loss)	75,012
Change In Unrealized Appreciation (Depreciation)
Investment Securities	14,839
Futures Contracts	248
Change in Unrealized Appreciation (Depreciation)	15,087
Net Increase (Decrease) in Net Assets Resulting from Operations	93,361

1	Interest income from an affiliated company of the fund was $397,000.

28

Vanguard Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,262	4,619
Realized Net Gain (Loss)	75,012	64,518
Change in Unrealized Appreciation (Depreciation)	15,087	82,168
Net Increase (Decrease) in Net Assets Resulting from Operations	93,361	151,305
Distributions
Net Investment Income
Investor Shares	(227)	(4,175)
Institutional Shares	(19)	(276)
ETF Shares	(44)	(753)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(290)	(5,204)
Capital Share Transactions—Note F
Investor Shares	320,077	162,425
Institutional Shares	102,198	30,415
ETF Shares	176,946	100,044
Net Increase (Decrease) from Capital Share Transactions	599,221	292,884
Total Increase (Decrease)	692,292	438,985
Net Assets
Beginning of Period	2,004,359	1,565,374
End of Period[1]	2,696,651	2,004,359

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,254,000 and ($1,718,000).

29

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.43	$15.16	$13.08	$ 9.17	$10.87	$10.97
Investment Operations
Net Investment Income	.021	.04	.02	.021	.027	.009
Net Realized and Unrealized Gain (Loss)
on Investments	.911	1.27	2.08	3.911	(1.702)	(.094)
Total from Investment Operations	.932	1.31	2.10	3.932	(1.675)	(.085)
Distributions
Dividends from Net Investment Income	(.002)	(.04)	(.02)	(.022)	(.025)	(.015)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.04)	(.02)	(.022)	(.025)	(.015)
Net Asset Value, End of Period	$17.36	$16.43	$15.16	$13.08	$9.17	$10.87

Total Return[1]	5.67%	8.64%	16.06%	42.88%	–15.41%	–0.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,127	$1,726	$1,435	$907	$388	$357
Ratio of Total Expenses to
Average Net Assets	0.23%[3]	0.23%	0.23%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	0.24%[3]	0.27%	0.13%	0.21%	0.24%	0.11%
Portfolio Turnover Rate[2]	39%[3]	39%	41%	91%[4]	61%	74%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Annualized.

4 Includes activity related to a change in the fund’s target index.

30

Vanguard Small-Cap Growth Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$16.46	$15.18	$13.09	$ 9.17	$10.87	$10.97
Investment Operations
Net Investment Income	.032	.073	.048	.039	.043	.024
Net Realized and Unrealized Gain (Loss)
on Investments	.911	1.270	2.080	3.911	(1.702)	(.094)
Total from Investment Operations	.943	1.343	2.128	3.950	(1.659)	(.070)
Distributions
Dividends from Net Investment Income	(.003)	(.063)	(.038)	(.030)	(.041)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.063)	(.038)	(.030)	(.041)	(.030)
Net Asset Value, End of Period	$17.40	$16.46	$15.18	$13.09	$9.17	$10.87

Total Return[1]	5.73%	8.84%	16.26%	43.08%	–15.26%	–0.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$179	$73	$38	$30	$104	$109
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.39%[2]	0.42%	0.28%	0.38%	0.41%	0.28%
Portfolio Turnover Rate[3]	39%[2]	39%	41%	91%[4]	61%	74%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

31

Vanguard Small-Cap Growth Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 26[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.12	.200	.091
Net Realized and Unrealized Gain (Loss) on Investments	3.22	4.534	3.177
Total from Investment Operations	3.34	4.734	3.268
Distributions
Dividends from Net Investment Income	(.01)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.01)	(.214)	(.088)
Net Asset Value, End of Period	$61.80	$58.47	$53.95

Total Return	5.71%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$391	$206	$92
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%	0.22%[2]
Ratio of Net Investment Income to Average Net Assets	0.35%[2]	0.37%	0.15%[2]
Portfolio Turnover Rate[3]	39%[2]	39%	41%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

32

Vanguard Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

33

Vanguard Small-Cap Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $292,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $90,049,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $29,145,000 to offset future net capital gains of $13,814,000 through December 31, 2011, and $15,331,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

34

Vanguard Small-Cap Growth Index Fund

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $396,597,000, consisting of unrealized gains of $507,260,000 on securities that had risen in value since their purchase and $110,663,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Russell 2000 Index	22	8,047	260

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $1,281,015,000 of investment securities and sold $683,765,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $115,547,000, for which the fund received cash collateral of $121,828,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	605,385	33,835	545,370	35,718
Issued in Lieu of Cash Distributions	213	12	3,716	222
Redeemed	(285,521)	(16,343)	(386,661)	(25,599)
Net Increase (Decrease)—Investor Shares	320,077	17,504	162,425	10,341

Institutional Shares
Issued	107,299	6,121	52,786	3,412
Issued in Lieu of Cash Distributions	19	1	276	17
Redeemed	(5,120)	(291)	(22,647)	(1,498)
Net Increase (Decrease)—Institutional Shares	102,198	5,831	30,415	1,931

ETF Shares
Issued	390,358	6,210	244,555	4,307
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(213,412)	(3,400)	(144,511)	(2,500)
Net Increase (Decrease)—ETF Shares	176,946	2,810	100,044	1,807

35

Vanguard Small-Cap Value Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	986	983	4,980
Median Market Cap	$1.6B	$1.6B	$67.1B
Price/Earnings Ratio	20.4x	20.5x	19.5x
Price/Book Ratio	1.8x	1.8x	2.8x
Yield		2.2%	1.7%
Investor Shares	2.1%
Institutional Shares	2.3%
ETF Shares	2.3%
Return on Equity	10.2%	10.2%	16.9%
Earnings Growth Rate	8.8%	8.7%	9.9%
Foreign Holdings	0.2%	0.2%	2.0%
Turnover Rate	31%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.23%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.12%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13%	13%	11%
Consumer Staples	3	3	9
Energy	4	4	10
Financials	37	37	22
Health Care	3	3	12
Industrials	15	15	12
Information Technology	9	9	15
Materials	7	7	3
Telecommunication Services	1	1	3
Utilities	8	8	3

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.85	1.00
Beta	1.00	1.00	1.30	1.00

Ten Largest Holdings[4] (% of total net assets)

Camden Property
Trust REIT	residential reits	0.5%
Federal Realty
Investment Trust REIT	residential reits	0.4
Ryder System, Inc.	trucking	0.4
Conseco, Inc.	life and
	health insurance	0.4
Reckson Associates
Realty Corp. REIT	office reits	0.4
Harsco Corp.	industrial machinery	0.4
Plains Exploration
& Production Co.	oil and gas exploration
	and production	0.4
OGE Energy Corp.	multi-utilities	0.4
Northeast Utilities	electric utilities	0.4
Ventas, Inc. REIT	specialized reits	0.4
Top Ten		4.1%

Investment Focus

1 MSCI US Small Cap Value Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

  See page 52 for a glossary of investment terms.

36

Vanguard Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998—June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006
				Since
	Inception Date	One Year	Five Years	Inception
Investor Shares[3]	5/21/1998	12.64%	11.01%	9.51%
Institutional Shares	12/7/1999	12.84	11.22	14.27
ETF Shares
Market Price	1/26/2004	12.72	12.98[4]	—
Net Asset Value	1/26/2004	12.82	13.08[4]	—

1 Six months ended June 30, 2006.

2 S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 43 through 45 for dividend and capital gains information.

37

Vanguard Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	AnnTaylor Stores Corp.	351,146	15,233	0.4%
	OfficeMax, Inc.	342,835	13,971	0.3%
†	Other—Consumer Discretionary		514,994	11.8%
			544,198	12.5%

†	Consumer Staples		120,956	2.8%

Energy
*	Plains Exploration & Production Co.	380,586	15,429	0.4%
†	Other—Energy		176,545	4.0%
			191,974	4.4%
Financials
	Camden Property Trust REIT	271,156	19,944	0.5%
	Federal Realty Investment Trust REIT	256,391	17,947	0.4%
*	Conseco, Inc.	733,685	16,948	0.4%
	Reckson Associates Realty Corp. REIT	402,060	16,637	0.4%
	Ventas, Inc. REIT	452,433	15,328	0.4%
	IndyMac Bancorp, Inc.	312,230	14,316	0.3%
	Shurgard Storage Centers, Inc. Class A REIT	227,910	14,244	0.3%
	Brandywine Realty Trust REIT	441,028	14,188	0.3%
	^Thornburg Mortgage, Inc. REIT	507,327	14,139	0.3%
	Trizec Properties, Inc. REIT	492,294	14,099	0.3%
	Rayonier Inc. REIT	370,212	14,035	0.3%
	Mack-Cali Realty Corp. REIT	300,963	13,820	0.3%
	Pan Pacific Retail Properties, Inc. REIT	197,408	13,694	0.3%
	BRE Properties Inc. Class A REIT	248,469	13,666	0.3%
	StanCorp Financial Group, Inc.	264,814	13,482	0.3%
	Raymond James Financial, Inc.	436,842	13,223	0.3%
	Wilmington Trust Corp.	313,044	13,204	0.3%
	Cullen/Frost Bankers, Inc.	224,493	12,863	0.3%
	CarrAmerica Realty Corp. REIT	284,854	12,690	0.3%
	Hanover Insurance Group Inc.	260,002	12,340	0.3%

38

Vanguard Small-Cap Value Index Fund
			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Webster Financial Corp.	259,868	12,328	0.3%
	Bank of Hawaii Corp.	247,492	12,276	0.3%
†	Other—Financials		1,289,850	29.7%
			1,605,261	36.9%

†	Health Care		122,449	2.8%

Industrials
	Ryder System, Inc.	294,567	17,212	0.4%
	Harsco Corp.	202,563	15,792	0.4%
	Con-way, Inc.	251,806	14,587	0.3%
	Trinity Industries, Inc.	359,406	14,520	0.3%
	Laidlaw International Inc.	486,261	12,254	0.3%
	The Timken Co.	361,497	12,114	0.3%
	IDEX Corp.	256,410	12,103	0.3%
†	Other—Industrials		564,747	12.9%
			663,329	15.2%
Information Technology
*	Integrated Device Technology Inc.	969,702	13,750	0.3%
*	Convergys Corp.	677,276	13,207	0.3%
*	Vishay Intertechnology, Inc.	821,722	12,926	0.3%
*	Avnet, Inc.	637,547	12,764	0.3%
†	Other—Information Technology		325,044	7.5%
			377,691	8.7%
Materials
	Carpenter Technology Corp.	116,566	13,463	0.3%
	Lubrizol Corp.	330,297	13,162	0.3%
	Commercial Metals Co.	481,651	12,378	0.3%
	Valspar Corp.	464,133	12,258	0.3%
†	Other—Materials		269,340	6.2%
			320,601	7.4%

†	Telecommunication Services		32,887	0.7%

Utilities
	OGE Energy Corp.	438,584	15,364	0.4%
	Northeast Utilities	742,022	15,338	0.4%
	AGL Resources Inc.	377,004	14,371	0.3%
*	CMS Energy Corp.	1,069,039	13,833	0.3%
	National Fuel Gas Co.	388,701	13,659	0.3%
*	Sierra Pacific Resources	972,727	13,618	0.3%
	Energen Corp.	337,979	12,982	0.3%
	UGI Corp. Holding Co.	508,817	12,527	0.3%
	Southern Union Co.	459,718	12,440	0.3%
	Puget Energy, Inc.	561,152	12,054	0.3%
†	Other—Utilities		228,460	5.2%
			364,646	8.4%
Total Common Stocks (Cost $3,643,222)			4,343,992	99.8%[1]
Temporary Cash Investments
Money Market Fund
2	Vanguard Market Liquidity Fund, 5.136%	352,814	353	0.0%
2	Vanguard Market Liquidity Fund, 5.136%—Note E	104,413,800	104,414	2.4%
			104,767	2.4%

39

Vanguard Small-Cap Value Index Fund

	Face	Market	Percentage
	Amount	Value•	of Net
	($000)	($000)	Assets
U.S. Agency and Government Obligations
3 Federal Home Loan Bank
4 5.377%, 9/29/06	1,000	987	0.0%
3 Federal National Mortgage Assn.
4 4.847%, 7/5/06	1,000	1,000	0.1%
		1,987	0.1%
Total Temporary Cash Investments (Cost $106,754)		106,754	2.5%[1]
Total Investments (Cost $3,749,976)		4,450,746	102.3%
Other Assets and Liabilities
Other Assets—Note B		16,311	0.4%
Security Lending Collateral Payable to Brokers—Note E		(104,414)	(2.4%)
Other Liabilities		(11,406)	(0.3%)
		(99,509)	(2.3%)
Net Assets		4,351,237	100.0%

At June 30, 2006, net assets consisted of:[5]
			Amount
			($000)
Paid-in Capital			3,702,893
Undistributed Net Investment Income			36,130
Accumulated Net Realized Losses			(88,822)
Unrealized Appreciation
Investment Securities			700,770
Futures Contracts			266
Net Assets			4,351,237

Investor Shares—Net Assets
Applicable to 239,281,745 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)			3,762,683
Net Asset Value Per Share—Investor Shares			$15.72

Institutional Shares—Net Assets
Applicable to 18,439,773 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)			290,792
Net Asset Value Per Share—Institutional Shares			$15.77

ETF Shares—Net Assets
Applicable to 4,534,902 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)			297,762

Net Asset Value Per Share—ETF Shares	$65.66

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 2.4%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $1,987,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

40

Vanguard Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	41,970
Interest[1]	303
Security Lending	1,498
Total Income	43,771
Expenses
The Vanguard Group—Note B
Investment Advisory Services	36
Management and Administrative—Investor Shares	3,498
Management and Administrative—Institutional Shares	55
Management and Administrative—ETF Shares	112
Marketing and Distribution—Investor Shares	524
Marketing and Distribution—Institutional Shares	39
Marketing and Distribution—ETF Shares	31
Custodian Fees	145
Shareholders’ Reports—Investor Shares	53
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	4,495
Net Investment Income	39,276
Realized Net Gain (Loss)
Investment Securities Sold	165,021
Futures Contracts	415
Realized Net Gain (Loss)	165,436
Change in Unrealized Appreciation (Depreciation)
Investment Securities	103,835
Futures Contracts	254
Change in Unrealized Appreciation (Depreciation)	104,089
Net Increase (Decrease) in Net Assets Resulting from Operations	308,801

1 Interest income from an affiliated company of the fund was $272,000.

41

Vanguard Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,276	69,186
Realized Net Gain (Loss)	165,436	214,831
Change in Unrealized Appreciation (Depreciation)	104,089	(62,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	308,801	221,297
Distributions
Net Investment Income
Investor Shares	(2,137)	(61,216)
Institutional Shares	(165)	(4,629)
ETF Shares	(152)	(3,123)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,454)	(68,968)
Capital Share Transactions—Note F
Investor Shares	39,724	359,113
Institutional Shares	24,281	87,740
ETF Shares	99,777	134,600
Net Increase (Decrease) from Capital Share Transactions	163,782	581,453
Total Increase (Decrease)	470,129	733,782
Net Assets
Beginning of Period	3,881,108	3,147,326
End of Period[1]	4,351,237	3,881,108

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $36,130,000 and ($692,000).

42

Vanguard Small-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.56	$13.97	$11.49	$ 8.52	$10.29	$9.65
Investment Operations
Net Investment Income	.141	.263	.227	.192	.090	.074
Net Realized and Unrealized Gain (Loss)
on Investments	1.028	.589	2.478	2.976	(1.494)	1.176
Total from Investment Operations	1.169	.852	2.705	3.168	(1.404)	1.250
Distributions
Dividends from Net Investment Income	(.009)	(.262)	(.225)	(.198)	(.090)	(.065)
Distributions from Realized Capital Gains	—	—	—	—	(.276)	(.545)
Total Distributions	(.009)	(.262)	(.225)	(.198)	(.366)	(.610)
Net Asset Value, End of Period	$15.72	$14.56	$13.97	$11.49	$8.52	$10.29

Total Return[1]	8.03%	6.07%	23.55%	37.19%	–14.20%	13.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,763	$3,446	$2,947	$1,730	$1,176	$802
Ratio of Total Expenses to
Average Net Assets	0.23%[2]	0.23%	0.23%	0.27%	0.27%	0.27%
Ratio of Net Investment
Income to Average Net Assets	1.85%[2]	1.96%	2.15%	2.07%	0.93%	0.97%
Portfolio Turnover Rate[3]	31%[2]	28%	30%	100%[4]	57%	59%

1 Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002, or the $10 annual account maintenance fee applied on balances under $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

43

Vanguard Small-Cap Value Index Fund

Institutional Shares
	Six Months
	Ended			Year Ended December 31,
For a Share Outstanding	June 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.59	$13.99	$11.50	$ 8.53	$10.29	$9.65
Investment Operations
Net Investment Income	.16	.294	.255	.198	.114	.089
Net Realized and Unrealized Gain (Loss)
on Investments	1.03	.589	2.478	2.976	(1.494)	1.176
Total from Investment Operations	1.19	.883	2.733	3.174	(1.380)	1.265
Distributions
Dividends from Net Investment Income	(.01)	(.283)	(.243)	(.204)	(.104)	(.080)
Distributions from Realized Capital Gains	—	—	—	—	(.276)	(.545)
Total Distributions	(.01)	(.283)	(.243)	(.204)	(.380)	(.625)
Net Asset Value, End of Period	$15.77	$14.59	$13.99	$11.50	$8.53	$10.29

Total Return[1]	8.16%	6.28%	23.77%	37.22%	–13.96%	13.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$291	$247	$153	$106	$338	$325
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment
Income to Average Net Assets	2.00%[2]	2.11%	2.29%	2.24%	1.08%	1.14%
Portfolio Turnover Rate[3]	31%[2]	28%	30%	100%[4]	57%	59%

1	Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes activity related to a change in the fund’s target index.

44

Vanguard Small-Cap Value Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 26[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	.63	1.174	.930
Net Realized and Unrealized Gain (Loss) on Investments	4.31	2.443	7.818
Total from Investment Operations	4.94	3.617	8.748
Distributions
Dividends from Net Investment Income	(.04)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.04)	(1.167)	(.968)
Net Asset Value, End of Period	$65.66	$60.76	$58.31

Total Return	8.13%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$298	$188	$47
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%	0.22%[2]
Ratio of Net Investment Income to Average Net Assets	1.96%[2]	2.07%	2.16%[2]
Portfolio Turnover Rate[3]	31%[2]	28%	30%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Vanguard Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

46

Vanguard Small-Cap Value Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $472,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $185,286,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $67,918,000 to offset future net capital gains through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $700,770,000, consisting of unrealized gains of $839,981,000 on securities that had risen in value since their purchase and $139,211,000 in unrealized losses on securities that had fallen in value since their purchase.

47

Vanguard Small-Cap Value Index Fund

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number	Aggregate	Unrealized
	of Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	65	4,755	266

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $1,241,261,000 of investment securities and sold $1,032,868,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $98,335,000, for which the fund received cash collateral of $104,414,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	503,083	32,368	1,083,820	77,571
Issued in Lieu of Cash Distributions	1,993	125	56,448	3,822
Redeemed	(465,352)	(29,919)	(781,155)	(55,704)
Net Increase (Decrease)—Investor Shares	39,724	2,574	359,113	25,689

Institutional Shares
Issued	70,660	4,482	122,665	8,583
Issued in Lieu of Cash Distributions	113	7	2,775	187
Redeemed	(46,492)	(3,000)	(37,700)	(2,748)
Net Increase (Decrease)—Institutional Shares	24,281	1,489	87,740	6,022

ETF Shares
Issued	517,568	7,848	445,777	7,277
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(417,791)	(6,400)	(311,177)	(5,000)
Net Increase (Decrease)—ETF Shares	99,777	1,448	134,600	2,277

48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 50 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

49

Six Months Ended June 30, 2006

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,068.89	$1.18
Admiral Shares	1,000.00	1,069.22	0.67
Institutional Shares	1,000.00	1,069.90	0.41
ETF Shares	1,000.00	1,069.64	0.51
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,056.72	$1.17
Institutional Shares	1,000.00	1,057.28	0.41
ETF Shares	1,000.00	1,057.12	0.61
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,080.28	$1.19
Institutional Shares	1,000.00	1,081.55	0.41
ETF Shares	1,000.00	1,081.30	0.62
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.20	0.60

1These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.23% for the Small-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; 0.23% for the Small-Cap Growth Index Fund Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares; 0.23% for the Small-Cap Value Index Fund Investor Shares, 0.08% for Institutional Shares, and 0.12% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

50

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has approved the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and their respective peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summaries section of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

51

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

52

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since May 1987;	Chairman of the Board, Chief Executive Officer, and
Chairman of the Board and	Director/Trustee of The Vanguard Group, Inc., and of
Chief Executive Officer	each of the investment companies served by
141 Vanguard Funds Overseen	The Vanguard Group.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
141 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee of
Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman and Chief Executive Officer of Rohm and
141 Vanguard Funds Overseen	Haas Co. (chemicals); Board Member of the
American Chemistry Council;Director of Tyco
International, Ltd. (diversified manufacturing and
services) (since 2005); Trustee of Drexel University and
of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee since June 2006	President of the University of Pennsylvania since 2004;

141 Vanguard Funds Overseen	Professor in the School of Arts and Sciences, Annenberg
School for Communication, and Graduate School of
Education of the University of Pennsylvania since 2004;
Provost (2001–2004) and Laurance S. Rockefeller
Professor of Politics and the University Center for
(Human Values 1990–2004), Princeton University;
Director of Carnegie Corporation of New York and of
Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia
Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
141 Vanguard Funds Overseen	Officer (since January 2006), Vice President and Chief
Information Officer (1997–2005), and Member of the
Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the
University Medical Center at Princeton and Women’s
Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance and Banking, Harvard
141 Vanguard Funds Overseen	Business School (since 2000); Senior Associate Dean,
Director of Faculty Recruiting, and Chair of Finance
Faculty, Harvard Business School; Director and
Chairman of UNX, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by
Merrill Lynch Investment Managers and affiliates (1985–
2004), Genbel Securities Limited (South African financial
Services firm) (1999–2003), Gensec Bank (1999–2003),
Sanlam,Ltd. (South African insurance company) (2001–
2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer, and
141 Vanguard Funds Overseen	Director of NACCO Industries, Inc. (forklift trucks/
housewares/lignite); Director of Goodrich Corporation
(industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive Officer of Rohm
141 Vanguard Funds Overseen	and Haas Co. (chemicals); Director of Cummins Inc.
(diesel engines), MeadWestvaco Corp. (packaging
products), and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Principal of The Vanguard Group, Inc.,since November
141 Vanguard Funds Overseen	2005;1997; General Counsel of The Vanguard Group
since July Secretary of The Vanguard Group and of each
of the investment companies served by The Vanguard
Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.;Treasurer of each
141 Vanguard Funds Overseen	of the investment companies served by The Vanguard
Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™> www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, VIPER, Vanguard
ETF, Connect with Vanguard, and the ship logo are
Direct Investor Account Services> 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by	You can obtain a free copy of Vanguard’s proxy voting
the fund’s current prospectus.	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
The funds or securities referred to herein	To get the report, visit either www.vanguard.com
that are offered by The Vanguard Group	or www.sec.gov.
and track an MSCI Index are not
sponsored, endorsed, or promoted by
MSCI, and MSCI bears no liability with	You can review and copy information about your fund
respect to any such funds or securities. For	at the SEC’s Public Reference Room in Washington, D.C.
such funds or securities, the prospectus or	To find out more about this public service, call the SEC
the Statement of Additional Information	at 202-551-8090. Information about your fund is also
contains a more detailed description of	available on the SEC’s website, and you can receive
the limited relationship MSCI has with	copies of this information, for a fee, by sending a
The Vanguard Group.	request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082006

Vanguard® U.S. Stock Index Fund
Mid-Capitalization Portfolios

> Semiannual Report

June 30, 2006

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

>	During the six months ended June 30, 2006, Vanguard Extended Market Index Fund’s Investor Shares returned 5.5%, and Vanguard Mid-Cap Index Fund’s Investor Shares returned 4.4%.

>	Both funds achieved their objectives of closely tracking their respective indexes, and also outperformed the average return of their peer mid-cap core funds.
>	Small- and mid-capitalization stocks performed better than large-caps during the period.
On July 6, 2006, Vanguard changed the name of its VIPER® Shares to Vanguard ETF™ Shares. The ticker symbols for the shares are unchanged.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Extended Market Index Fund	7
Mid-Cap Index Fund	23
About Your Fund’s Expenses	42
Trustees Approve Advisory Arrangement	44
Glossary	45

Mid-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Extended Market Index Fund
Investor Shares	5.5%
Admiral™ Shares[1]	5.6
Institutional Shares[2]	5.6
ETF Shares[3]
Market Price	5.5
Net Asset Value	5.6
S&P Completion Index	5.5
Average Mid-Cap Core Fund[4]	4.0

Vanguard Mid-Cap Index Fund
Investor Shares	4.4%
Admiral Shares	4.5
Institutional Shares	4.5
ETF Shares[3]
Market Price	4.5
Net Asset Value	4.5
MSCI® US Mid-Cap 450 Index	4.5
Average Mid-Cap Core Fund[4]	4.0

Your Fund’s Performance at a Glance
December 31, 2005–June 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$34.26	$36.11	$0.027	$0.000
Admiral Shares	34.28	36.16	0.029	0.000
Institutional Shares	34.29	36.17	0.030	0.000
ETF Shares	90.40	95.35	0.078	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$17.63	$18.41	$0.000	$0.000
Admiral Shares	79.98	83.58	0.000	0.000
Institutional Shares	17.67	18.47	0.000	0.000
ETF Shares	64.61	67.52	0.000	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 These shares also carry low expenses and are available for a minimum investment of $5 million.

3 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows Vanguard ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

4 Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

U.S. stocks ended the fiscal half-year in positive territory, with small-capitalization stocks leading the way, followed by mid-cap issues; large caps recorded modest gains. Investor Shares of Vanguard Extended Market Index Fund, with its greater exposure to smaller stocks, returned 5.5%. Vanguard Mid-Cap Index Fund Investor Shares returned 4.4% for the period. (The Admiral and Institutional share classes of each fund posted slightly higher returns.) The funds met their objectives of closely following their target indexes, and both funds outpaced the average return of their peers.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Financials, industrials, and energy were the funds’ top contributors

While the two mid-cap funds track distinct indexes (the Mid-Cap Index Fund tracks stocks squarely in the mid-sized range, and the Extended Market Fund reaches deeper into small-cap territory), the funds were affected by similar dynamics during the first half of 2006. Both funds, for example, benefited from positive results in the financials, industrials, and energy sectors.

Financial stocks make up the largest segments in each fund—accounting for roughly one out of every five dollars invested. They were also the biggest contributors to the funds’ total returns. In particular, real estate investment trusts—a sizable part of the financials sector—returned 12% in each fund.

Market Barometer
			Total Returns
		Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

In energy, the gains coincided with oil prices reaching historic highs. The industrials area was led by transportation and machinery stocks. Materials and telecommunication services also posted strong returns, though the impact of these sectors was muted due to their relatively small weightings in the indexes.

Consumer discretionary and health care stocks posted disappointing results in both funds. A closer look at the consumer discretionary sector helps to explain the different total returns for the two funds, as well as the differences in their underlying indexes. Consumer discretionary stocks in the Extended Market Index Fund returned –2%; in the Mid-Cap Index Fund, they suffered a steeper –7% decline. The Extended Market Index Fund contains a total of more than 3,000 stocks—over seven times as many as in the Mid-Cap Index Fund. As a result, the Mid-Cap Index Fund had a more concentrated exposure to specific pockets of weakness within the sector, namely, select stocks in the homebuilding, retail, and media areas.

Vanguard’s mid-cap index portfolios share two very important traits: a skilled advisor and low expense ratios. Using proprietary index-tracking methodologies and trading strategies, the Vanguard Quantitative Equity Group, which manages both funds, has steered the funds very close to their respective benchmarks. The advisors are aided in their task by Vanguard’s low-cost

Annualized Expense Ratios[1]
Your fund compared with its peer group

Expense
Ratio
Extended Market Index Fund
Investor Shares	0.25%
Admiral Shares	0.09
Institutional Shares	0.07
ETF Shares	0.08
Average Mid-Cap Core Fund	1.52

Mid-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.13
Institutional Shares	0.08
ETF Shares	0.13
Average Mid-Cap Core Fund	1.52

1 Fund expense ratios reflect the six months ended June 30, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005. structure, a powerful advantage that enables a greater portion of the funds’ returns to go to shareholders.

structure, a powerful advantage that enables a greater portion of the funds’ returns to go to shareholders.

A twist on an old adage: Know what you own

There’s an adage in investing that says, “Invest in what you know.” I would also add, “Know what you’re invested in.” What are the characteristics of your funds? What segments of the stock market do they represent? For example, if you own the Extended Market Index Fund (which holds mid- and small-cap stocks), do you also own a separate mid- or small-cap fund? Do you need to? The goal is to have a portfolio balanced among stock, bond, and money market funds in proportions appropriate to your unique situation. Know the role that each fund plays, and how the pieces fit together in your overall investment plan.

I invite you to explore the planning tools and fund information available on our website, Vanguard.com®. In addition, Vanguard offers a broad range of advisory services that can help you make sure your investment strategy is suited to your personal objectives and tolerance for risk.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 14, 2006

Vanguard Extended Market ETF
Premium/Discount: December 27, 2001[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	588	51.76%	467	41.11%
25–49.9	50	4.40	22	1.94
50–74.9	3	0.26	4	0.35
75–100.0	1	0.09	1	0.09
>100.0	0	0.00	0	0.00
Total	642	56.51%	494	43.49%

Vanguard Mid-Cap ETF
Premium/Discount: January 26, 2004[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	336	54.73%	276	44.95%
25–49.9	0	0.00	1	0.16
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.16
>100.0	0	0.00	0	0.00
Total	336	54.73%	278	45.27%

1 Inception.

2 One basis point equals 1/100th of 1%.

Extended Market Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,396	4,044	4,980
Median Market Cap	$2.4B	$2.4B	$67.1B
Price/Earnings Ratio	24.6x	24.6x	19.5x
Price/Book Ratio	2.6x	2.6x	2.8x
Yield		1.1%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Institutional Shares	1.2%
ETF Shares	1.2%
Return on Equity	11.8%	11.8%	16.9%
Earnings Growth Rate	15.7%	15.7%	9.9%
Foreign Holdings	0.2%	0.2%	2.0%
Turnover Rate	16%[4]	—	—
Expense Ratio		—	—
Investor Shares	0.25%[4]
Admiral Shares	0.09%[4]
Institutional Shares	0.07%[4]
ETF Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	11%
Consumer Staples	3	2	9
Energy	9	9	10
Financials	23	23	22
Health Care	12	13	12
Industrials	14	14	12
Information Technology	14	14	15
Materials	4	4	3
Telecommunication Services	1	1	3
Utilities	5	5	3

Volatility Measures
		Spliced		Broad
	Fund	Index[3]	Fund	Index[2]
R-Squared	1.00	1.00	0.90	1.00
Beta	1.01	1.00	1.33	1.00

Ten Largest Holdings[5] (% of total net assets)

Genentech, Inc.	biotechnology	1.2%
The Chicago Mercantile Exchange	specialized finance	0.6
Celgene Corp.	biotechnology	0.6
Peabody Energy Corp.	coal and consumable fuels	0.5
Expeditors International of Washington, Inc.	air freight and logistics	0.4
GlobalSantaFe Corp.	oil and gas drilling	0.4
General Growth Properties Inc. REIT	retail real estate investment trusts	0.4
Host Marriott Corp. REIT	specialized real estate investment trusts	0.3
DIRECTV Group, Inc.	broadcasting and cable TV	0.3
Liberty Global, Inc.	broadcasting and cable TV	0.3
Top Ten		5.0%

1 S&P Completion Index.

2 Dow Jones Wilshire 5000 Index.

3 Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

4 Annualized.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 45 for a glossary of investment terms.

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	12/21/1987	14.07%	8.89%	9.51%
Admiral Shares	11/13/2000	14.25	9.00	6.41[4]
Institutional Shares	7/7/1997	14.28	9.08	8.51[4]
ETF Shares	12/27/2001
Market Price		14.12	11.43[4]	—
Net Asset Value		14.27	11.46[4]	—

1 Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

2 Six months ended June 30, 2006.

3 Total return figures do not include the $10 account maintenance fee applied on balances under $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 15–18 for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	DIRECTV Group, Inc.	2,457,271	40,545	0.3%
*^	Sirius Satellite Radio, Inc.	5,620,614	26,698	0.2%
*	EchoStar Communications Corp. Class A	853,922	26,309	0.2%
	Michaels Stores, Inc.	528,773	21,807	0.2%
†	Other—Consumer Discretionary		1,613,655	13.6%
			1,729,014	14.5%
Consumer Staples
	Kraft Foods Inc.	1,063,897	32,874	0.3%
	Bunge Ltd.	447,425	22,483	0.2%
†	Other—Consumer Staples		242,102	2.0%
			297,459	2.5%
Energy
	Peabody Energy Corp.	1,059,289	59,055	0.5%
	GlobalSantaFe Corp.	803,092	46,379	0.4%
*	Ultra Petroleum Corp.	619,637	36,726	0.3%
	Smith International, Inc.	802,375	35,682	0.3%
	Noble Energy, Inc.	708,943	33,221	0.3%
	ENSCO International, Inc.	615,443	28,323	0.2%
*	Newfield Exploration Co.	514,662	25,188	0.2%
	Arch Coal, Inc.	572,376	24,252	0.2%
	Pioneer Natural Resources Co.	517,239	24,005	0.2%
*	Grant Prideco, Inc.	524,152	23,456	0.2%
*	Cameron International Corp.	462,233	22,081	0.2%
†	Other—Energy		675,906	5.7%
			1,034,274	8.7%
Financials
	The Chicago Mercantile Exchange	138,675	68,110	0.6%
	General Growth Properties Inc. REIT	965,053	43,485	0.4%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Host Marriott Corp. REIT	1,864,218	40,770	0.3%
*^	NYSE Group Inc.	507,280	34,739	0.3%
	Avalonbay Communities, Inc. REIT	297,735	32,935	0.3%
	Hudson City Bancorp, Inc.	2,320,823	30,937	0.3%
	Fidelity National Financial, Inc.	699,582	27,249	0.2%
	TD Banknorth, Inc.	912,209	26,865	0.2%
*^	CBOT Holdings, Inc. Class A	211,649	25,311	0.2%
	W.R. Berkley Corp.	678,047	23,142	0.2%
	Developers Diversified Realty Corp. REIT	438,979	22,906	0.2%
	Everest Re Group, Ltd.	260,140	22,520	0.2%
	Popular, Inc.	1,114,266	21,394	0.2%
†	Other—Financials		2,332,767	19.6%
			2,753,130	23.2%
Health Care
*	Genentech, Inc.	1,770,789	144,851	1.2%
*	Celgene Corp.	1,390,508	65,952	0.6%
*	Varian Medical Systems, Inc.	525,901	24,901	0.2%
*	Sepracor Inc.	435,105	24,862	0.2%
*^	Amylin Pharmaceuticals, Inc.	494,210	24,399	0.2%
	Omnicare, Inc.	484,810	22,990	0.2%
†	Other—Health Care		1,177,116	9.9%
			1,485,071	12.5%
Industrials
	Expeditors International of Washington, Inc.	853,848	47,824	0.4%
	C.H. Robinson Worldwide Inc.	695,317	37,060	0.3%
	Precision Castparts Corp.	537,522	32,122	0.2%
	Joy Global Inc.	494,698	25,769	0.2%
	Manpower Inc.	350,833	22,664	0.2%
†	Other—Industrials		1,479,984	12.5%
			1,645,423	13.8%
Information Technology
*	Cognizant Technology Solutions Corp.	561,757	37,846	0.3%
	Microchip Technology, Inc.	858,091	28,789	0.3%
*	LAM Research Corp.	562,713	26,234	0.2%
*	MEMC Electronic Materials, Inc.	661,117	24,792	0.2%
	Harris Corp.	537,768	22,323	0.2%
†	Other—Information Technology		1,522,103	12.8%
			1,662,087	14.0%

†	Materials		487,377	4.1%

Telecommunication Services
*	NII Holdings Inc.	500,490	28,218	0.3%
*	Crown Castle International Corp.	610,668	21,092	0.2%
†	Other—Telecommunication Services		123,650	1.0%
			172,960	1.5%
Utilities
*	Mirant Corp.	1,382,514	37,051	0.3%
	Questar Corp.	342,292	27,551	0.2%
†	Other—Utilities		480,585	4.1%
			545,187	4.6%
Total Common Stocks (Cost $9,663,972)			11,811,982	99.4%[1]

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 5.136%	75,877,905	75,878	0.6%
[2] Vanguard Market Liquidity Fund, 5.136%—Note E	500,145,651	500,146	4.2%
		576,024	4.8%

	Face
	Amount
	($000)
U.S. Agency Obligation
[3] Federal National Mortgage Assn.
[4] 5.310%, 9/20/06	6,000	5,932	0.1%
Total Temporary Cash Investments (Cost $581,953)		581,956	4.9%[1]
Total Investments (Cost $10,245,925)		12,393,938	104.3%
Other Assets and Liabilities
Other Assets—Note B		44,985	0.4%
Security Lending Collateral Payable to Brokers—Note E		(500,146)	–4.3%
Other Liabilities		(52,111)	–0.4%
		(507,272)	–4.3%
Net Assets		11,886,666	100.0%

Extended Market Index Fund

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	9,821,434
Undistributed Net Investment Income	58,788
Accumulated Net Realized Losses	(143,351)
Unrealized Appreciation
Investment Securities	2,148,013
Futures Contracts	1,782
Net Assets	11,886,666

Investor Shares—Net Assets
Applicable to 169,588,112 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,124,528
Net Asset Value Per Share—Investor Shares	$36.11

Admiral Shares—Net Assets
Applicable to 77,106,473 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,787,842
Net Asset Value Per Share—Admiral Shares	$36.16

Institutional Shares—Net Assets
Applicable to 69,613,774 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,517,827
Net Asset Value Per Share—Institutional Shares	$36.17

ETF Shares—Net Assets
Applicable to 4,787,161 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	456,469
Net Asset Value Per Share—ETF Shares	$95.35

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.3%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $5,932,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	69,509
Interest[1]	2,327
Security Lending	7,479
Total Income	79,315
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative
Investor Shares	6,497
Admiral Shares	878
Institutional Shares	422
ETF Shares	105
Marketing and Distribution
Investor Shares	725
Admiral Shares	282
Institutional Shares	391
ETF Shares	62
Custodian Fees	220
Shareholders’ Reports
Investor Shares	58
Admiral Shares	3
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	9,722
Net Investment Income	69,593
Realized Net Gain (Loss)
Investment Securities Sold	426,067
Futures Contracts	1,153
Realized Net Gain (Loss)	427,220
Change in Unrealized Appreciation (Depreciation)
Investment Securities	80,152
Futures Contracts	2,837
Change in Unrealized Appreciation (Depreciation)	82,989
Net Increase (Decrease) in Net Assets Resulting from Operations	579,802

1 Interest income from an affiliated company of the fund was $2,182,000.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	69,593	114,599
Realized Net Gain (Loss)	427,220	608,720
Change in Unrealized Appreciation (Depreciation)	82,989	251,846
Net Increase (Decrease) in Net Assets Resulting from Operations	579,802	975,165
Distributions
Net Investment Income
Investor Shares	(4,439)	(50,762)
Admiral Shares	(2,127)	(26,044)
Institutional Shares	(2,100)	(28,164)
ETF Shares	(349)	(4,120)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(9,015)	(109,090)
Capital Share Transactions—Note F
Investor Shares	396,626	(518,822)
Admiral Shares	278,118	868,674
Institutional Shares	26,125	24,983
ETF Shares	65,746	104,613
Net Increase (Decrease) from Capital Share Transactions	766,615	479,448
Total Increase (Decrease)	1,337,402	1,345,523
Net Assets
Beginning of Period	10,549,264	9,203,741
End of Period[1]	11,886,666	10,549,264

1 Net Assets–End of Period includes undistributed (overdistributed) net investment income of $58,788,000 and ($1,790,000).

Extended Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$34.26	$31.36	$26.66	$18.74	$23.09	$26.61
Investment Operations
Net Investment Income	.199	.35	.284	.207	.19	.203
Net Realized and Unrealized
Gain (Loss) on Investments	1.678	2.88	4.701	7.926	(4.36)	(2.703)
Total from Investment Operations	1.877	3.23	4.985	8.133	(4.17)	(2.500)
Distributions
Dividends from
Net Investment Income	(.027)	(.33)	(.285)	(.213)	(.18)	(.210)
Distributions from
Realized Capital Gains	—	—	—	—	—	(.810)
Total Distributions	(.027)	(.33)	(.285)	(.213)	(.18)	(1.020)
Net Asset Value, End of Period	$36.11	$34.26	$31.36	$26.66	$18.74	$23.09

Total Return[1]	5.48%	10.29%	18.71%	43.43%	–18.06%	–9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,125	$5,441	$5,484	$4,259	$2,629	$3,115
Ratio of Total Expenses to
Average Net Assets	0.25%[2]	0.25%	0.25%	0.26%	0.26%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.12%[2]	1.12%	1.05%	1.01%	0.88%	0.88%
Portfolio Turnover Rate[3]	16%[2]	27%[4]	17%	8%	17%	20%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$34.28	$31.36	$26.66	$18.74	$23.09	$26.61
Investment Operations
Net Investment Income	.231	.409	.315	.221	.201	.213
Net Realized and Unrealized
Gain (Loss) on Investments	1.678	2.880	4.701	7.926	(4.360)	(2.703)
Total from Investment Operations	1.909	3.289	5.016	8.147	(4.159)	(2.490)
Distributions
Dividends from
Net Investment Income	(.029)	(.369)	(.316)	(.227)	(.191)	(.220)
Distributions from
Realized Capital Gains	—	—	—	—	—	(.810)
Total Distributions	(.029)	(.369)	(.316)	(.227)	(.191)	(1.030)
Net Asset Value, End of Period	$36.16	$34.28	$31.36	$26.66	$18.74	$23.09

Total Return	5.57%	10.47%	18.82%	43.51%	–18.02%	–9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,788	$2,379	$1,353	$1,075	$611	$735
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.10%	0.15%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.28%[1]	1.27%	1.15%	1.07%	0.94%	0.94%
Portfolio Turnover Rate[2]	16%[1]	27%[3]	17%	8%	17%	20%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$34.29	$31.38	$26.67	$18.74	$23.09	$26.62
Investment Operations
Net Investment Income	.23	.419	.343	.247	.22	.228
Net Realized and Unrealized
Gain (Loss) on Investments	1.68	2.880	4.701	7.926	(4.36)	(2.703)
Total from Investment Operations	1.91	3.299	5.044	8.173	(4.14)	(2.475)
Distributions
Dividends from
Net Investment Income	(.03)	(.389)	(.334)	(.243)	(.21)	(.245)
Distributions from
Realized Capital Gains	—	—	—	—	—	(.810)
Total Distributions	(.03)	(.389)	(.334)	(.243)	(.21)	(1.055)
Net Asset Value, End of Period	$36.17	$34.29	$31.38	$26.67	$18.74	$23.09

Total Return	5.57%	10.50%	18.92%	43.66%	–17.93%	–9.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,518	$2,361	$2,136	$1,524	$644	$746
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.30%[1]	1.30%	1.22%	1.17%	1.05%	1.02%
Portfolio Turnover Rate[2]	16%[1]	27%[3]	17%	8%	17%	20%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

ETF Shares
	Six Months
	Ended					Dec. 27[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$90.40	$82.74	$70.37	$49.46	$60.99	$60.94
Investment Operations
Net Investment Income	.602	1.063	.796	.608	.566	—
Net Realized and Unrealized
Gain (Loss) on Investments	4.426	7.613	12.387	20.914	(11.561)	.05
Total from Investment Operations	5.028	8.676	13.183	21.522	(10.995)	.05
Distributions
Dividends from
Net Investment Income	(.078)	(1.016)	(.813)	(.612)	(.535)	—
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.078)	(1.016)	(.813)	(.612)	(.535)	—
Net Asset Value, End of Period	$95.35	$90.40	$82.74	$70.37	$49.46	$60.99

Total Return	5.56%	10.48%	18.75%	43.55%	–18.04%	0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$456	$368	$231	$107	$30	$6
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.08%	0.20%	0.20%	0.20%	0.20%[2]
Ratio of Net Investment Income to
Average Net Assets	1.29%[2]	1.29%	1.12%	1.07%	1.04%	0.54%[2]
Portfolio Turnover Rate[3]	16%[2]	27%[4]	17%	8%	17%	20%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Extended Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $1,291,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $470,002,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2005, the fund had available realized losses of $100,436,000 to offset future net capital gains through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $2,148,013,000, consisting of unrealized gains of $3,332,488,000 on securities that had risen in value since their purchase and $1,184,475,000 in unrealized losses on securities that had fallen in value since their purchase.

Extended Market Index Fund

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Russell 2000 Index	145	53,044	1,103
S&P MidCap 400 Index	42	16,204	376
E-mini Russell 2000 Index	78	5,706	210
E-mini S&P MidCap 400 Index	25	1,929	93

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $2,656,261,000 of investment securities and sold $1,791,328,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $471,405,000, for which the fund received cash collateral of $500,146,000.

Extended Market Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,027,837	28,250	1,238,795	38,436
Issued in Lieu of Cash Distributions	4,302	117	48,761	1,404
Redeemed	(635,513)	(17,589)	(1,806,378)	(55,900)
Net Increase (Decrease)—Investor Shares	396,626	10,778	(518,822)	(16,060)

Admiral Shares
Issued	517,729	14,292	1,271,345	38,784
Issued in Lieu of Cash Distributions	1,880	51	22,955	661
Redeemed	(241,491)	(6,630)	(425,626)	(13,190)
Net Increase (Decrease)—Admiral Shares	278,118	7,713	868,674	26,255

Institutional Shares
Issued	429,825	11,923	843,342	26,354
Issued in Lieu of Cash Distributions	1,777	48	24,666	710
Redeemed	(405,477)	(11,220)	(843,025)	(26,278)
Net Increase (Decrease)—Institutional Shares	26,125	751	24,983	786

ETF Shares
Issued	919,678	9,417	213,148	2,473
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(853,932)	(8,700)	(108,535)	(1,200)
Net Increase (Decrease)—ETF Shares	65,746	717	104,613	1,273

Mid-Cap Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	451	450	4,980
Median Market Cap	$6.3B	$6.3B	$67.1B
Price/Earnings Ratio	20.8x	20.8x	19.5x
Price/Book Ratio	2.7x	2.7x	2.8x
Yield		1.3%	1.7%
Investor Shares	1.1%
Admiral Shares	1.2%
Institutional Shares	1.3%
ETF Shares	1.2%
Return on Equity	14.5%	14.5%	16.9%
Earnings Growth Rate	18.0%	18.0%	9.9%
Foreign Holdings	0.2%	0.2%	2.0%
Turnover Rate	21%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Admiral Shares	0.13%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.13%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	16%	16%	11%
Consumer Staples	4	4	9
Energy	11	11	10
Financials	20	20	22
Health Care	11	11	12
Industrials	11	11	12
Information Technology	14	14	15
Materials	4	4	3
Telecommunication Services	3	3	3
Utilities	6	6	3

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.91	1.00
Beta	1.00	1.00	1.26	1.00

Ten Largest Holdings[4] (% of total net assets)

Celgene Corp.	biotechnology	0.7%
CSX Corp.	railroads	0.7
Peabody Energy Corp.	coal and consumable fuels	0.6
GlobalSantaFe Corp.	oil and gas drilling	0.6
Hess Corp.	integrated oil and gas	0.6
American Tower Corp. Class A	wireless telecommunication services	0.6
Qwest Communications International Inc.	integrated telecommunication services	0.6
ProLogis REIT	industrial real estate investment trusts	0.6
Rockwell Automation, Inc.	electrical components and equipment	0.5
AES Corp.	independent power producers and energy traders	0.5
Top Ten		6.0%

1 MSCI US Mid Cap 450 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 45 for a glossary of investment terms.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 21, 1998–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Since Inception
Investor Shares[3]	5/21/1998	14.43%	10.08%	11.47%
Admiral Shares	11/12/2001	14.57	13.25[4]	—
Institutional Shares	5/21/1998	14.58	10.23	11.63
ETF Shares	1/26/2004
Market Price		14.47	13.95[4]	—
Net Asset Value		14.57	13.94[4]	—

1 S&P MidCap 400 Index through May 16, 2003; Morgan Stanley Capital International® US Mid Cap 450 Index thereafter.

2 Six months ended June 30, 2006.

3 Total return figures do not reflect the $10 account maintenance fee applied on balances under $10,000.

4 Return since inception.

Note: See Financial Highlights tables on pages 34–37 for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (16.1%)
*	Office Depot, Inc.	2,032,388	77,231
*	Liberty Media Capital Class A	921,550	77,198
	Hilton Hotels Corp.	2,502,365	70,767
	Nordstrom, Inc.	1,482,327	54,105
	H & R Block, Inc.	2,139,624	51,051
	Genuine Parts Co.	1,187,225	49,460
	Newell Rubbermaid, Inc.	1,886,992	48,741
	Eastman Kodak Co.	1,974,480	46,953
	Wendy’s International, Inc.	794,593	46,317
	NTL Inc.	1,855,545	46,203
	D. R. Horton, Inc.	1,932,931	46,042
	Black & Decker Corp.	532,008	44,933
	Whirlpool Corp.	533,920	44,128
	Mattel, Inc.	2,672,409	44,121
	Pulte Homes, Inc.	1,506,296	43,366
	^Garmin Ltd.	408,849	43,109
	Centex Corp.	844,038	42,455
	VF Corp.	609,046	41,366
*^	Sirius Satellite Radio, Inc.	8,591,233	40,808
	Darden Restaurants Inc.	987,367	38,902
	Sherwin-Williams Co.	795,963	37,792
	Harman International Industries, Inc.	428,849	36,611
	Michaels Stores, Inc.	873,163	36,009
*	MGM Mirage, Inc.	882,044	35,987
	Lennar Corp. Class A	803,155	35,636
*	AutoZone Inc.	395,665	34,898
*	Chico’s FAS, Inc.	1,244,305	33,571
	Abercrombie & Fitch Co.	602,501	33,397
	Royal Caribbean Cruises, Ltd.	870,616	33,301
	Circuit City Stores, Inc.	1,217,147	33,131
	Tiffany & Co.	980,196	32,366
*	Lamar Advertising Co. Class A	589,643	31,758

	Cablevision Systems NY Group Class A	1,471,990	31,574
	American Eagle Outfitters, Inc.	925,116	31,491
	Leggett & Platt, Inc.	1,254,062	31,326
	GTECH Holdings Corp.	874,051	30,399
	Washington Post Co. Class B	37,931	29,587
	Dollar General Corp.	2,060,544	28,806
	Ross Stores, Inc.	993,822	27,877
	Liz Claiborne, Inc.	722,934	26,792
	E.W. Scripps Co. Class A	611,458	26,378
	Foot Locker, Inc.	1,069,189	26,184
*	Mohawk Industries, Inc.	371,381	26,127
*	XM Satellite Radio Holdings, Inc.	1,773,658	25,984
*	Discovery Holding Co. Class A	1,751,369	25,623
	BorgWarner, Inc.	393,528	25,619
*	CarMax, Inc.	721,024	25,568
	Station Casinos, Inc.	373,492	25,427
*^	Wynn Resorts Ltd.	342,997	25,142
	KB Home	544,853	24,982
	Jones Apparel Group, Inc.	785,652	24,976
*	Expedia, Inc.	1,666,786	24,952
	Family Dollar Stores, Inc.	1,014,789	24,791
*^	Interpublic Group of Cos., Inc.	2,964,419	24,753
	PETsMART, Inc.	965,721	24,722
	The Stanley Works	515,404	24,337
	Polo Ralph Lauren Corp.	424,181	23,288
	New York Times Co. Class A	943,486	23,153
*	Getty Images, Inc.	364,414	23,144
	Williams-Sonoma, Inc.	674,659	22,972
*	AutoNation, Inc.	1,023,475	21,943
	Brunswick Corp.	653,792	21,739
	Advance Auto Parts, Inc.	744,045	21,503
	Brinker International, Inc.	589,699	21,406

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	ServiceMaster Co.	2,014,253	20,807
*	Toll Brothers, Inc.	797,675	20,397
*	Career Education Corp.	672,346	20,096
	Hasbro, Inc.	1,097,454	19,875
*	R.H. Donnelley Corp.	352,104	19,038
*	Dollar Tree Stores, Inc.	695,131	18,421
*	NVR, Inc.	33,573	16,493
	OSI Restaurant Partners, Inc.	466,095	16,127
^	The McClatchy Co. Class A	379,439	15,223
	Weight Watchers International, Inc.	345,964	14,146
	Gentex Corp.	1,010,051	14,141
	Dow Jones & Co., Inc.	368,472	12,900
	Boyd Gaming Corp.	307,183	12,398
	RadioShack Corp.	882,453	12,354
*	Urban Outfitters, Inc.	676,799	11,837
	Belo Corp. Class A	626,341	9,771
	International Speedway Corp.	202,023	9,368
^	Regal Entertainment Group Class A	353,651	7,186
*	DreamWorks Animation SKG, Inc.	287,109	6,575
	Lennar Corp. Class B	63,528	2,591
			2,514,022
Consumer Staples (3.7%)
	Whole Foods Market, Inc.	955,024	61,733
	UST, Inc.	1,113,904	50,337
	SuperValu Inc.	1,405,812	43,158
	Bunge Ltd.	758,630	38,121
*	Dean Foods Co.	925,416	34,416
*	Constellation Brands, Inc. Class A	1,358,897	33,972
	Carolina Group	641,473	32,952
	Molson Coors Brewing Co. Class B	481,976	32,717
	Estee Lauder Cos. Class A	829,498	32,077
	The Pepsi Bottling Group, Inc.	978,718	31,466
	McCormick & Co., Inc.	812,653	27,265
	Alberto-Culver Co. Class B	538,561	26,239
	Tyson Foods, Inc.	1,655,118	24,595
*	Energizer Holdings, Inc.	409,056	23,958
	Brown-Forman Corp. Class B	314,644	22,481
*	Smithfield Foods, Inc.	687,690	19,826
	Hormel Foods Corp.	519,285	19,286
	J.M. Smucker Co.	381,491	17,053
	PepsiAmericas, Inc.	454,264	10,044
			581,696

Energy (10.8%)
	Peabody Energy Corp.	1,818,960	101,407
	GlobalSantaFe Corp.	1,678,682	96,944
	Hess Corp.	1,734,432	91,665
	BJ Services Co.	2,228,088	83,019
	Chesapeake Energy Corp.	2,733,410	82,686
*	National Oilwell Varco Inc.	1,198,541	75,892
	Kinder Morgan, Inc.	741,952	74,114
*	Nabors Industries, Inc.	2,154,706	72,808
	El Paso Corp.	4,782,029	71,730
	Noble Corp.	908,270	67,593
	Smith International, Inc.	1,469,320	65,341
	Murphy Oil Corp.	1,154,579	64,495
	Sunoco, Inc.	914,965	63,398
*	Ultra Petroleum Corp.	1,066,036	63,184
	CONSOL Energy, Inc.	1,272,076	59,431
	Noble Energy, Inc.	1,228,251	57,556
	ENSCO International, Inc.	1,055,187	48,560
*	Newfield Exploration Co.	883,505	43,239
	Pioneer Natural Resources Co.	884,387	41,044
*	Grant Prideco, Inc.	898,019	40,186
*	Cameron International Corp.	795,009	37,978
	Arch Coal, Inc.	887,567	37,606
	Diamond Offshore Drilling, Inc.	443,749	37,244
*	Southwestern Energy Co.	1,148,603	35,790
	Tesoro Petroleum Corp.	472,641	35,146
*	Pride International, Inc.	1,113,385	34,771
	Patterson-UTI Energy, Inc.	1,187,090	33,607
	Rowan Cos., Inc.	756,217	26,914
	Cimarex Energy Co.	568,624	24,451
	Pogo Producing Co.	398,681	18,379
*	CXG Gas Corp.	205,915	6,177
			1,692,355
Financials (19.8%)
	ProLogis REIT	1,681,006	87,614
	Archstone-Smith Trust REIT	1,460,086	74,275
	CIT Group Inc.	1,370,816	71,680
	Host Marriott Corp. REIT	3,184,547	69,646
	Ameriprise Financial, Inc.	1,545,980	69,059
	General Growth
	Properties Inc. REIT	1,479,747	66,677
	Boston Properties, Inc. REIT	734,941	66,439
	T. Rowe Price Group Inc.	1,724,426	65,201
*	E*TRADE Financial Corp.	2,585,462	59,000
	Avalonbay
	Communities, Inc. REIT	506,428	56,021
	Kimco Realty Corp. REIT	1,487,699	54,286
	Zions Bancorp	686,744	53,525
	Cincinnati Financial Corp.	1,135,340	53,372
	Sovereign Bancorp, Inc.	2,585,876	52,519
	Hudson City Bancorp, Inc.	3,845,810	51,265

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Safeco Corp.	847,444	47,753
	Fidelity National Financial, Inc.	1,190,065	46,353
	Synovus Financial Corp.	1,722,052	46,117
	Plum Creek Timber Co. Inc. REIT	1,267,164	44,984
	Compass Bancshares Inc.	807,235	44,882
	Public Storage, Inc. REIT	572,442	43,448
	Torchmark Corp.	712,282	43,250
	Commerce Bancorp, Inc.	1,134,168	40,456
	Everest Re Group, Ltd.	459,517	39,780
	MGIC Investment Corp.	602,640	39,172
	Developers Diversified Realty Corp. REIT	749,091	39,088
	Huntington Bancshares Inc.	1,656,290	39,055
	W.R. Berkley Corp.	1,117,743	38,149
	UnumProvident Corp.	2,053,105	37,223
	Assurant, Inc.	759,486	36,759
	Radian Group, Inc.	571,793	35,325
	Popular, Inc.	1,802,380	34,606
	The Macerich Co. REIT	481,203	33,780
	First Horizon National Corp.	827,535	33,267
	Leucadia National Corp.	1,114,639	32,536
	Duke Realty Corp. REIT	925,407	32,528
*	CB Richard Ellis Group, Inc.	1,298,666	32,337
	Old Republic International Corp.	1,499,670	32,048
	TD Ameritrade Holding Corp.	2,074,988	30,731
	AMB Property Corp. REIT	602,374	30,450
^	SL Green Realty Corp. REIT	277,371	30,364
	Mercantile Bankshares Corp.	847,852	30,243
	New York Community Bancorp, Inc.	1,822,720	30,093
	iStar Financial Inc. REIT	778,459	29,387
^	American Capital Strategies, Ltd.	876,887	29,358
	Regency Centers Corp. REIT	467,319	29,044
	Apartment Investment &Management Co. Class A REIT	667,699	29,012
	A.G. Edwards & Sons, Inc.	520,710	28,806
*	Arch Capital Group Ltd.	479,089	28,487
	The PMI Group Inc.	613,088	27,331
^	Allied Capital Corp.	937,185	26,963
^	Liberty Property Trust REIT	607,565	26,854
	Associated Banc-Corp.	841,390	26,529
	Janus Capital Group Inc.	1,481,256	26,514
	United Dominion Realty Trust REIT	921,914	25,823
	White Mountains Insurance Group Inc.	51,886	25,268

	Health Care Properties Investors REIT	936,987	25,055
	PartnerRe Ltd.	390,173	24,991
*	AmeriCredit Corp.	887,568	24,781
	Colonial BancGroup, Inc.	955,008	24,525
	Brown & Brown, Inc.	814,724	23,806
	First American Corp.	560,701	23,701
	Nuveen Investments, Inc. Class A	543,952	23,417
	TD Banknorth, Inc.	784,074	23,091
^	The St. Joe Co.	489,702	22,791
	RenaissanceRe Holdings Ltd.	467,453	22,653
	Axis Capital Holdings Ltd.	768,125	21,976
*	Markel Corp.	63,200	21,930
	TCF Financial Corp.	825,686	21,839
	Hospitality Properties Trust REIT	494,686	21,727
	Forest City Enterprise Class A	435,299	21,726
	SEI Investments Co.	439,005	21,459
	Weingarten Realty Investors REIT	553,428	21,185
	Protective Life Corp.	452,013	21,073
	Eaton Vance Corp.	841,122	20,994
	Investors Financial Services Corp.	445,734	20,013
	Astoria Financial Corp.	647,239	19,708
	Valley National Bancorp	763,232	19,623
	Commerce Bancshares, Inc.	389,355	19,487
	Fulton Financial Corp.	1,196,606	19,050
	City National Corp.	289,428	18,839
	Federated Investors, Inc.	586,720	18,482
	CapitalSource Inc. REIT	770,049	18,065
	New Plan Excel Realty Trust REIT	717,478	17,715
*^	CBOT Holdings, Inc. Class A	145,253	17,371
	Nationwide Financial Services, Inc.	390,226	17,201
	Arthur J. Gallagher & Co.	658,428	16,685
	Mercury General Corp.	262,990	14,825
	Unitrin, Inc.	330,020	14,386
	BlackRock, Inc.	102,179	14,220
	People’s Bank	386,961	12,712
	Transatlantic Holdings, Inc.	181,560	10,149
	Erie Indemnity Co. Class A	187,233	9,736
	BOK Financial Corp.	159,214	7,908
	Student Loan Corp.	27,309	5,516
*	IntercontinentalExchange Inc.	83,393	4,832
^	Fidelity National Title Group, Inc. Class A	201,844	3,970
			3,107,945
	Health Care (10.9%)
*	Celgene Corp.	2,371,060	112,459

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Fisher Scientific International Inc.	849,133	62,029
*	Express Scripts Inc.	855,249	61,356
*	Humana Inc.	1,129,988	60,680
*	Coventry Health Care Inc.	1,102,085	60,549
	AmerisourceBergen Corp.	1,436,821	60,232
*	Laboratory Corp. of America Holdings	861,391	53,604
	C.R. Bard, Inc.	714,972	52,379
*	MedImmune Inc.	1,756,074	47,590
*	Hospira, Inc.	1,059,778	45,507
*	Varian Medical Systems, Inc.	908,267	43,006
*	Sepracor Inc.	732,717	41,867
	Applera Corp.-Applied Biosystems Group	1,259,954	40,760
*	Thermo Electron Corp.	1,118,836	40,547
	Omnicare, Inc.	830,412	39,378
	IMS Health, Inc.	1,369,853	36,781
*	Health Net Inc.	790,020	35,685
*^	Amylin Pharmaceuticals, Inc.	711,848	35,144
*	DaVita, Inc.	698,729	34,727
*	Barr Pharmaceuticals Inc.	690,825	32,945
	Health Management Associates Class A	1,654,584	32,612
*	Waters Corp.	715,045	31,748
	DENTSPLY International Inc.	516,145	31,278
	Mylan Laboratories, Inc.	1,447,285	28,946
*	Endo Pharmaceuticals Holdings, Inc.	868,430	28,641
*	King Pharmaceuticals, Inc.	1,664,612	28,298
*	Intuitive Surgical, Inc.	238,241	28,105
*	Henry Schein, Inc.	598,856	27,985
*	Vertex Pharmaceuticals, Inc.	754,946	27,714
*	Patterson Cos.	760,727	26,572
	Manor Care, Inc.	541,452	25,405
	Pharmaceutical Product Development, Inc.	720,938	25,319
*	Cephalon, Inc.	414,825	24,931
*	Lincare Holdings, Inc.	657,454	24,878
*	Community Health Systems, Inc.	670,679	24,647
	Beckman Coulter, Inc.	434,358	24,129
*	Invitrogen Corp.	364,939	24,112
*	Triad Hospitals, Inc.	600,505	23,768
*	Emdeon Corp.	1,892,284	23,483
*	Millipore Corp.	365,920	23,049
*	Tenet Healthcare Corp.	3,235,517	22,584
*	Millennium Pharmaceuticals, Inc.	2,147,664	21,412
	Hillenbrand Industries, Inc.	379,606	18,412
*^	Charles River Laboratories, Inc.	497,958	18,325
	Bausch & Lomb, Inc.	368,862	18,089
*^	ImClone Systems, Inc.	457,320	17,671

	Universal Health Services Class B	347,280	17,454
*	Watson Pharmaceuticals, Inc.	664,140	15,461
*	Kinetic Concepts, Inc.	338,617	14,950
*	Abraxis Bioscience, Inc.	162,226	3,867
			1,701,070
Industrials (11.7%)
	CSX Corp.	1,508,167	106,235
	Rockwell Automation, Inc.	1,157,285	83,336
	Expeditors International of Washington, Inc.	1,465,709	82,094
	Dover Corp.	1,398,014	69,104
	Rockwell Collins, Inc.	1,184,250	66,164
	Parker Hannifin Corp.	823,088	63,872
	L-3 Communications Holdings, Inc.	795,226	59,976
	ITT Industries, Inc.	1,206,186	59,706
	C.H. Robinson Worldwide Inc.	1,106,098	58,955
	Cooper Industries, Inc. Class A	631,138	58,645
	Fluor Corp.	600,560	55,810
	Precision Castparts Corp.	921,600	55,075
	American Standard Cos., Inc.	1,267,554	54,847
	R.R. Donnelley & Sons Co.	1,493,868	47,729
	Robert Half International, Inc.	1,117,741	46,945
	Joy Global Inc.	843,358	43,931
	W.W. Grainger, Inc.	524,340	39,446
	Cummins Inc.	319,426	39,050
	Cintas Corp.	981,831	39,038
	Manpower Inc.	603,943	39,015
	Republic Services, Inc. Class A	945,400	38,137
	Fastenal Co.	882,768	35,567
*	AMR Corp.	1,394,951	35,460
*	Terex Corp.	344,514	34,004
	Avery Dennison Corp.	582,683	33,831
*	Monster Worldwide Inc.	788,438	33,635
	Goodrich Corp.	806,124	32,479
*	The Dun & Bradstreet Corp.	460,244	32,070
*	Jacobs Engineering Group Inc.	401,486	31,974
	Equifax, Inc.	888,387	30,507
*	McDermott International, Inc.	665,689	30,269
	Aramark Corp. Class B	826,240	27,357
	The Corporate Executive Board Co.	271,479	27,202
	SPX Corp.	452,774	25,333
*	ChoicePoint Inc.	592,892	24,765
	Oshkosh Truck Corp.	506,404	24,064
	Pall Corp.	856,668	23,987
	American Power Conversion Corp.	1,213,571	23,652

			Market
			Value•
		Shares	($000)
	Pentair, Inc.	663,144	22,673
	J.B. Hunt Transport Services, Inc.	790,277	19,686
*	Alliant Techsystems, Inc.	251,018	19,165
*	Allied Waste Industries, Inc.	1,621,488	18,420
	Hubbell Inc. Class B	357,527	17,036
*^	USG Corp.	230,547	16,814
			1,827,060
Information Technology (13.9%)
	Seagate Technology	3,648,230	82,596
*	Micron Technology, Inc.	4,994,446	75,216
*	SanDisk Corp.	1,333,632	67,989
*	Cognizant Technology Solutions Corp.	963,253	64,894
*	Computer Sciences Corp.	1,281,886	62,095
*	Fiserv, Inc.	1,229,955	55,791
	National Semiconductor Corp.	2,319,931	55,330
*	Autodesk, Inc.	1,586,547	54,672
*	Freescale Semiconductor, Inc. Class A	1,881,703	54,569
*	Citrix Systems, Inc.	1,226,922	49,249
	Microchip Technology, Inc.	1,464,599	49,137
*	NVIDIA Corp.	2,235,819	47,601
*	NCR Corp.	1,249,871	45,795
*	MEMC Electronic Materials, Inc.	1,206,636	45,249
*	LAM Research Corp.	961,561	44,828
*	Altera Corp.	2,470,024	43,349
*	Flextronics International Ltd.	3,970,219	42,164
*	Lexmark International, Inc.	744,491	41,565
*	Affiliated Computer Services, Inc. Class A	762,570	39,356
*	VeriSign, Inc.	1,694,120	39,253
*	Tellabs, Inc.	2,941,527	39,152
	Harris Corp.	921,518	38,252
*	BEA Systems, Inc.	2,883,638	37,747
*	BMC Software, Inc.	1,463,264	34,972
	Amphenol Corp.	611,112	34,198
*	Cadence Design Systems, Inc.	1,950,624	33,453
*	Avaya Inc.	2,899,468	33,112
*	Akamai Technologies, Inc.	893,603	32,339
	Jabil Circuit, Inc.	1,200,390	30,730
*	Western Digital Corp.	1,507,900	29,871
*	JDS Uniphase Corp.	11,524,999	29,158
*	McAfee Inc.	1,143,589	27,755
*	Freescale Semiconductor, Inc.Class B	941,907	27,692
*	Alliance Data Systems Corp.	470,420	27,670
*	Comverse Technology, Inc.	1,389,008	27,461
*	Red Hat, Inc.	1,167,316	27,315

*	Iron Mountain, Inc.	724,823	27,094
*	Arrow Electronics, Inc.	829,539	26,711
*	CheckFree Corp.	533,571	26,444
*	NAVTEQ Corp.	573,172	25,609
*	Ceridian Corp.	1,008,205	24,641
*	LSI Logic Corp.	2,720,389	24,347
	CDW Corp.	442,817	24,200
	Intersil Corp.	972,007	22,599
*	DST Systems, Inc.	379,635	22,588
*	Novellus Systems, Inc.	914,134	22,579
	Molex, Inc.	657,384	22,068
*	Activision, Inc.	1,902,538	21,651
*	Solectron Corp.	6,285,395	21,496
*	MasterCard, Inc. Class A	438,611	21,053
	Sabre Holdings Corp.	903,287	19,872
	Diebold, Inc.	470,764	19,122
*	QLogic Corp.	1,105,401	19,057
*	International Rectifier Corp.	485,942	18,991
*	Teradyne, Inc.	1,362,500	18,980
	Symbol Technologies, Inc.	1,745,377	18,833
*	Novell, Inc.	2,669,378	17,698
*	Compuware Corp.	2,632,736	17,639
*	Ingram Micro, Inc. Class A	949,346	17,212
*	Sanmina-SCI Corp.	3,660,410	16,838
	Tektronix, Inc.	561,409	16,517
	Fidelity National Information Services, Inc.	459,737	16,275
*	Zebra Technologies Corp. Class A	461,170	15,754
*	Unisys Corp.	2,352,537	14,774
	Molex, Inc. Class A	310,565	8,923
*	Hewitt Associates, Inc.	371,249	8,346
	AVX Corp.	411,503	6,498
	Total System Services, Inc.	269,307	5,184
			2,181,168
Materials (4.2%)
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,411	71,225
	Vulcan Materials Co.	690,163	53,833
	United States Steel Corp.	748,135	52,459
	Allegheny Technologies Inc.	580,705	40,208
	MeadWestvaco Corp.	1,247,214	34,835
	Lyondell Chemical Co.	1,528,664	34,640
	Sigma-Aldrich Corp.	462,779	33,616
	Temple-Inland Inc.	763,259	32,721
	Eastman Chemical Co.	561,076	30,298
	Ashland, Inc.	441,061	29,419
	Sealed Air Corp.	559,715	29,150
	Martin Marietta Materials, Inc.	314,784	28,693
	Ball Corp.	681,333	25,237
*	Pactiv Corp.	978,863	24,227
	Bemis Co., Inc.	721,145	22,081
	Sonoco Products Co.	642,213	20,326

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Smurfit-Stone Container Corp.	1,747,222	19,115
	International Flavors & Fragrances, Inc.	530,483	18,694
*	Owens-Illinois, Inc.	1,052,094	17,633
	Chemtura Corp.	1,650,243	15,413
*	The Mosaic Co.	923,660	14,455
*	Huntsman Corp.	683,394	11,836
			660,114
Telecommunication Services (2.7%)
*	American Tower Corp. Class A	2,838,724	88,341
*	Qwest Communications International Inc.	10,919,221	88,336
*	NII Holdings Inc.	941,301	53,071
*	Crown Castle International Corp.	1,483,251	51,231
*	Embarq Corp.	965,365	39,570
	CenturyTel, Inc.	847,189	31,473
	Citizens Communications Co.	2,258,427	29,472
	Telephone & Data Systems, Inc.	411,651	17,043
	Telephone & Data Systems, Inc. -Special Common Shares	297,000	11,553
	PanAmSat Holding Corp.	379,930	9,494
*	U.S. Cellular Corp.	110,090	6,671
			426,255
Utilities (6.1%)
*	AES Corp.	4,508,812	83,188
	Sempra Energy	1,598,646	72,706
	Constellation Energy Group, Inc.	1,227,558	66,926
	Xcel Energy, Inc.	2,775,899	53,242
*	Mirant Corp.	1,917,905	51,400
	DTE Energy Co.	1,222,392	49,800
	KeySpan Corp.	1,200,071	48,483
	Questar Corp.	587,713	47,305
*	Allegheny Energy, Inc.	1,121,853	41,587
	NiSource, Inc.	1,874,204	40,933
*	NRG Energy, Inc.	706,226	34,026
	Wisconsin Energy Corp.	804,394	32,417
	Pepco Holdings, Inc.	1,306,633	30,810
	SCANA Corp.	752,200	29,020
	Alliant Energy Corp.	804,726	27,602
	Pinnacle West Capital Corp.	681,188	27,186
	MDU Resources Group, Inc.	742,425	27,180
	Equitable Resources, Inc.	782,960	26,229
	ONEOK, Inc.	765,631	26,062
*	Reliant Energy, Inc.	2,100,964	25,170
	Energy East Corp.	1,015,974	24,312
	CenterPoint Energy Inc.	1,924,515	24,056
	DPL Inc.	870,660	23,334

TECO Energy, Inc.	1,432,589	21,403
NSTAR	734,608	21,010
		955,387
Total Common Stocks
(Cost $12,755,882)		15,647,072
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[2] Vanguard Market Liquidity Fund, 5.136%	12,082,141	12,082
[2] Vanguard Market Liquidity Fund, 5.136%—Note E	241,923,600	241,924
		254,006
	Face
	Amount
	($000)
U.S. Agency Obligations (0.0%)
[3] Federal Home Loan Bank
[4] 5.392%, 9/29/06	2,000	1,975
[3] Federal National Mortgage Assn.
[4] 4.790%, 7/5/06	2,000	1,999
		3,974
Total Temporary Cash Investments
(Cost $257,978)		257,980
Total Investments (101.5%)
(Cost $13,013,860)		15,905,052
Other Assets and Liabilities (–1.5%)
Other Assets—Note B		42,583
Liabilities—Note E		(283,358)
		(240,775)
Net Assets (100%)		15,664,277

Mid-Cap Index Fund

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	12,800,323
Undistributed Net Investment Income	95,482
Accumulated Net Realized Losses	(123,061)
Unrealized Appreciation
Investment Securities	2,891,192
Futures Contracts	341
Net Assets	15,664,277

Investor Shares—Net Assets
Applicable to 386,225,158 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	7,111,433
Net Asset Value Per Share—
Investor Shares	$18.41

Admiral Shares—Net Assets
Applicable to 42,876,522 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,583,740
Net Asset Value Per Share—
Admiral Shares	$83.58

Institutional Shares—Net Assets
Applicable to 194,961,038 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,601,694
Net Asset Value Per Share—
Institutional Shares	$18.47

ETF Shares—Net Assets
Applicable to 20,251,390 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,367,410
Net Asset Value Per Share—
ETF Shares	$67.52

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.6%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $3,974,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT–Real Estate Investment Trust.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	112,796
Interest[1]	1,135
Security Lending	2,307
Total Income	116,238
Expenses
The Vanguard Group—Note B
Investment Advisory Services	88
Management and Administrative
Investor Shares	6,458
Admiral Shares	1,701
Institutional Shares	819
ETF Shares	634
Marketing and Distribution
Investor Shares	1,012
Admiral Shares	393
Institutional Shares	471
ETF Shares	167
Custodian Fees	198
Shareholders’ Reports
Investor Shares	69
Admiral Shares	3
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	7
Total Expenses	12,020
Net Investment Income	104,218
Realized Net Gain (Loss)
Investment Securities Sold	410,669
Futures Contracts	(957)
Realized Net Gain (Loss)	409,712
Change in Unrealized Appreciation (Depreciation)
Investment Securities	60,766
Futures Contracts	589
Change in Unrealized Appreciation (Depreciation)	61,355
Net Increase (Decrease) in Net Assets Resulting from Operations	575,285

1 Interest income from an affiliated company of the fund was $1,048,000.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	104,218	149,628
Realized Net Gain (Loss)	409,712	683,782
Change in Unrealized Appreciation (Depreciation)	61,355	655,411
Net Increase (Decrease) in Net Assets Resulting from Operations	575,285	1,488,821
Distributions
Net Investment Income
Investor Shares	—	(68,287)
Admiral Shares	—	(32,471)
Institutional Shares	—	(32,898)
ETF Shares	—	(12,239)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	—	(145,895)
Capital Share Transactions—Note F
Investor Shares	431,529	444,359
Admiral Shares	605,271	1,419,493
Institutional Shares	567,447	567,895
ETF Shares	284,751	882,342
Net Increase (Decrease) from Capital Share Transactions	1,888,998	3,314,089
Total Increase (Decrease)	2,464,283	4,657,015
Net Assets
Beginning of Period	13,199,994	8,542,979
End of Period[1]	15,664,277	13,199,994

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $95,482,000 and ($8,736,000).

Mid-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$17.63	$15.64	$13.13	$ 9.88	$11.81	$12.21
Investment Operations
Net Investment Income	.118	.198	.159	.122	.088	.081
Net Realized and Unrealized
Gain (Loss) on Investments	.662	1.983	2.512	3.250	(1.798)	(.166)
Total from Investment Operations	.780	2.181	2.671	3.372	(1.710)	(.085)
Distributions
Dividends from
Net Investment Income	—	(.191)	(.161)	(.122)	(.093)	(.070)
Distributions from
Realized Capital Gains	—	—	—	—	(.127)	(.245)
Total Distributions	—	(.191)	(.161)	(.122)	(.220)	(.315)
Net Asset Value, End of Period	$18.41	$17.63	$15.64	$13.13	$9.88	$11.81

Total Return[1]	4.42%	13.93%	20.35%	34.14%	–14.61%	–0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,111	$6,399	$5,234	$3,610	$2,267	$2,049
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.22%	0.26%	0.26%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.33%[2]	1.36%	1.26%	1.20%	0.85%	0.83%
Portfolio Turnover Rate[3]	21%[2]	18%	16%	73%[4]	18%	24%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

Mid-Cap Index Fund

Admiral Shares
	Six Months
	Ended					Nov. 12[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$79.98	$70.92	$59.55	$44.81	$53.56	$50.00
Investment Operations
Net Investment Income	.575	.946	.771	.593	.431	.056
Net Realized and Unrealized
Gain (Loss) on Investments	3.025	9.022	11.383	14.742	(8.154)	3.982
Total from Investment Operations	3.600	9.968	12.154	15.335	(7.723)	4.038
Distributions
Dividends from
Net Investment Income	—	(.908)	(.784)	(.595)	(.451)	(.320)
Distributions from
Realized Capital Gains	—	—	—	—	(.576)	(.158)
Total Distributions	—	(.908)	(.784)	(.595)	(1.027)	(.478)
Net Asset Value, End of Period	$83.58	$79.98	$70.92	$59.55	$44.81	$53.56

Total Return	4.50%	14.04%	20.42%	34.24%	–14.55%	8.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,584	$2,852	$1,196	$842	$411	$223
Ratio of Total Expenses to
Average Net Assets	0.13%[2]	0.13%	0.13%	0.18%	0.18%	0.20%[2]
Ratio of Net Investment Income to
Average Net Assets	1.42%[2]	1.45%	1.35%	1.31%	0.94%	0.86%[2]
Portfolio Turnover Rate[3]	21%[2]	18%	16%	73%[4]	18%	24%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

Mid-Cap Index Fund

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$17.67	$15.67	$13.16	$ 9.90	$11.83	$12.23
Investment Operations
Net Investment Income	.138	.228	.18	.147	.103	.097
Net Realized and Unrealized
Gain (Loss) on Investments	.662	1.983	2.51	3.250	(1.798)	(.166)
Total from Investment Operations	.800	2.211	2.69	3.397	(1.695)	(.069)
Distributions
Dividends from
Net Investment Income	—	(.211)	(.18)	(.137)	(.108)	(.086)
Distributions from
Realized Capital Gains	—	—	—	—	(.127)	(.245)
Total Distributions	—	(.211)	(.18)	(.137)	(.235)	(.331)
Net Asset Value, End of Period	$18.47	$17.67	$15.67	$13.16	$9.90	$11.83

Total Return	4.53%	14.09%	20.45%	34.33%	–14.45%	–0.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,602	$2,905	$2,056	$1,071	$653	$650
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.47%[1]	1.50%	1.40%	1.36%	1.01%	1.00%
Portfolio Turnover Rate[2]	21%[1]	18%	16%	73%[3]	18%	24%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Mid-Cap Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 26[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.465	.785	.617
Net Realized and Unrealized Gain (Loss) on Investments	2.445	7.258	7.004
Total from Investment Operations	2.910	8.043	7.621
Distributions
Dividends from Net Investment Income	—	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	—	(.753)	(.641)
Net Asset Value, End of Period	$67.52	$64.61	$57.32

Total Return	4.50%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,367	$1,044	$58
Ratio of Total Expenses to Average Net Assets	0.13%[2]	0.13%	0.18%[2]
Ratio of Net Investment Income to Average Net Assets	1.42%[2]	1.45%	1.30%[2]
Portfolio Turnover Rate[3]	21%[2]	18%	16%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1 Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $1,709,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.71% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $503,489,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2005, the fund had available realized losses of $28,335,000 to offset future net capital gains of $20,314,000 through December 31, 2011, and $8,021,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

Mid-Cap Index Fund

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $2,891,192,000, consisting of unrealized gains of $3,232,462,000 on securities that had risen in value since their purchase and $341,270,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	38	14,660	341

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $4,793,753,000 of investment securities and sold $2,797,911,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $233,737,000, for which the fund received cash collateral of $241,924,000.

Mid-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,429,022	77,240	2,343,255	143,535
Issued in Lieu of Cash Distributions	—	—	62,461	3,501
Redeemed	(997,493)	(54,042)	(1,961,357)	(118,712)
Net Increase (Decrease)—Investor Shares	431,529	23,198	444,359	28,324

Admiral Shares
Issued	962,928	11,473	1,882,362	25,010
Issued in Lieu of Cash Distributions	—	—	28,432	351
Redeemed	(357,657)	(4,255)	(491,301)	(6,570)
Net Increase (Decrease)—Admiral Shares	605,271	7,218	1,419,493	18,791

Institutional Shares
Issued	724,580	39,101	1,028,175	61,469
Issued in Lieu of Cash Distributions	—	—	28,122	1,572
Redeemed	(157,133)	(8,499)	(488,402)	(29,833)
Net Increase (Decrease)—Institutional Shares	567,447	30,602	567,895	33,208

ETF Shares
Issued	1,554,499	22,788	1,666,705	27,359
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,269,748)	(18,700)	(784,363)	(12,200)
Net Increase (Decrease)—ETF Shares	284,751	4,088	882,342	15,159

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 43 are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Funds	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$1,054.77	$1.27
Admiral Shares	1,000.00	1,055.67	0.46
Institutional Shares	1,000.00	1,055.68	0.36
ETF Shares	1,000.00	1,055.60	0.41
Mid-Cap
Investor Shares	$1,000.00	$1,044.24	$1.12
Admiral Shares	1,000.00	1,045.01	0.66
Institutional Shares	1,000.00	1,045.27	0.41
ETF Shares	1,000.00	1,045.04	0.66
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.40	0.40
Mid-Cap
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.15	0.65
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.15	0.65

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.25% for the Extended Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.08% for ETF Shares; 0.22% for the Mid-Cap Index Fund Investor Shares, 0.13% for Admiral Shares, 0.08% for Institutional Shares, and 0.13% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund and Mid-Cap Index Fund has approved the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratio charged by funds in their peer group. The funds’ advisory expense ratios were also well below their peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

45

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
141 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
141 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
141 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
141 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
141 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
141 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
141 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, VIPER, Vanguard ETF, Admiral,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

This material may be used in conjunction	All comparative mutual fund data are from Lipper Inc.
with the offering of shares of any Vanguard	or Morningstar, Inc., unless otherwise noted.
fund only if preceded or accompanied by	You can obtain a free copy of Vanguard’s proxy voting
the fund’s current prospectus.	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. They are also available from
The funds or securities referred to herein	the SEC’s website, www.sec.gov. In addition, you may
are not sponsored, endorsed, or promoted	obtain a free report on how your fund voted the proxies for
by MSCI, and MSCI bears no liability with	securities it owned during the 12 months ended June 30.
respect to any such funds or securities.	To get the report, visit either www.vanguard.com
For any such funds or securities, the	or www.sec.gov.
prospectus or the Statement of Additional
Information contains a more detailed
description of the limited relationship MSCI	You can review and copy information about your fund
has with The Vanguard Group and any	at the SEC’s Public Reference Room in Washington, D.C.
related funds.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
S&P® is a trademark of The McGraw-Hill	copies of this information, for a fee, by sending a
Companies, Inc., and has been licensed for	request in either of two ways: via e-mail addressed to
use by The Vanguard Group, Inc. Vanguard	publicinfo@sec.gov or via regular mail addressed to the
mutual funds are not sponsored, endorsed,	Public Reference Section, Securities and Exchange
sold, or promoted by Standard & Poor’s,	Commission, Washington, DC 20549-0102.
and Standard & Poor’s makes no
representation regarding the advisability
of investing in the funds.	© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082006

Vanguard® U.S. Stock Index Funds
Large-Capitalization Portfolios

> Semiannual Report

June 30, 2006

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard Total Stock Market Index Fund

> During the fiscal half-year ended June 30, 2006, the broad stock market was up modestly, with large value stocks delivering solid returns while large growth stocks were down.

> For the six months, Vanguard’s four large-capitalization stock index funds successfully captured the returns of their target benchmarks, trailing by only 0.2 percentage point at most.

> Of the four funds, the Value Index Fund produced the strongest six-month return, at more than 6%, and the Growth Index Fund produced the weakest, at –0.8%.

On July 6, 2006, Vanguard changed the name of its VIPER® Shares to Vanguard ETF™ Shares. The ticker symbols for the shares are unchanged.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Growth Index Fund	10
Value Index Fund	27
Large-Cap Index Fund	44
Total Stock Market Index Fund	55
About Your Fund’s Expenses	66
Trustees Renew Advisory Arrangements	69
Glossary	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Growth Index Fund
Investor Shares	–0.8%
Admiral™ Shares[1]	–0.7
Institutional Shares[2]	–0.7
ETF Shares[3]
Market Price	–0.5
Net Asset Value	–0.7
MSCI® US Prime Market Growth Index	–0.7
Average Large-Cap Growth Fund[4]	–2.4

Vanguard Value Index Fund
Investor Shares	6.2%
Admiral Shares	6.3
Institutional Shares	6.3
ETF Shares
Market Price	6.4
Net Asset Value	6.3
MSCI US Prime Market Value Index	6.4
Average Large-Cap Value Fund[4]	4.5

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

3 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows the ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

4 Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2006
Total
Return
Vanguard Large-Cap Index Fund
Investor Shares	2.7%
Admiral Shares	2.8
Institutional Shares	2.8
ETF Shares
Market Price	2.8
Net Asset Value	2.8
MSCI US Prime Market 750 Index	2.8
Average Large-Cap Core Fund[1]	1.3

Vanguard Total Stock Market Index Fund
Investor Shares	3.3%
Admiral Shares	3.3
Institutional Shares	3.3
ETF Shares
Market Price	3.3
Net Asset Value	3.3
MSCI US Broad Market Index	3.3
Average Multi-Cap Core Fund[1]	2.5

1 Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2005–June 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$27.54	$27.21	$0.120	$0.000
Admiral Shares	27.54	27.21	0.135	0.000
Institutional Shares	27.54	27.21	0.139	0.000
ETF Shares	53.52	52.88	0.263	0.000
Value Index Fund
Investor Shares	$22.29	$23.42	$0.260	$0.000
Admiral Shares	22.29	23.42	0.272	0.000
Institutional Shares	22.29	23.42	0.275	0.000
ETF Shares	57.14	60.06	0.696	0.000
Large-Cap Index Fund
Investor Shares	$22.38	$22.82	$0.170	$0.000
Admiral Shares	27.98	28.53	0.225	0.000
Institutional Shares	115.14	117.40	0.942	0.000
ETF Shares	55.40	56.49	0.458	0.000
Total Stock Market Fund
Investor Shares	$30.00	$30.74	$0.240	$0.000
Admiral Shares	30.00	30.74	0.256	0.000
Institutional Shares	30.00	30.74	0.260	0.000
ETF Shares	123.25	126.30	1.061	0.000

3

Chairman’s Letter

Dear Shareholder,

For the fiscal half-year ended June 30, 2006, the broad stock market earned modest returns, with value stocks outpacing growth issues. Vanguard’s four large-capitalization stock index funds captured the returns of their target benchmarks during the period, either matching or trailing them by only a slight margin—an accomplishment that reflects the funds’ superior trading and portfolio-construction methodologies and their consistently low expenses. The funds also outperformed the average returns of their peer groups. The Value Index Fund led the group, producing a 6.3% return for both its Admiral and Institutional Shares (6.2% for Investor Shares), while the Growth Index Fund’s Investor Shares turned in the lowest result, at –0.8%. As blends of these two funds, the Large-Cap Index and Total Stock Market Index Funds produced returns that fell in between.

Stocks started strongly, then retreated on inflation concerns

The U.S. stock market climbed from January into early May, taking its cues from healthy economic data, strong corporate earnings, and historically low unemployment rates. In a strange twist, these positive dynamics helped to nudge the market off track in mid-May, as investors feared that the economy—and inflationary pressures—had gained too much steam. The broad U.S. market

4

lost roughly half of its 2006 gains in a volatile May and June, but still returned about 3.5% for the half-year.

International equities traced a similar path, though their highs were generally higher and the declines, greater. As a group, they outpaced U.S. stocks for the half-year, with European stocks performing particularly well.

Bonds struggled to maintain footing as interest rates climbed

The Federal Reserve Board raised its target for the federal funds rate four times during the period, to 5.25%, marking the 17th consecutive rate hike since the central bank began its inflation-fighting campaign two years ago. The broad market for taxable U.S. bonds finished the six months with a modestly negative return, while municipal bond returns were modestly positive.

Yields of U.S. Treasury securities rose at both ends of the maturity spectrum, but the yield curve remained relatively flat, with only 20 basis points separating the yields of the shortest- and longest-term issues. High-yield bonds were one of the better-performing segments of a stagnant fixed income market.

Value stocks outpaced growth issues during the fiscal half-year

While the broad stock market produced fair returns for the six-month period, there was a big difference between the performance of growth and value issues. The results of Vanguard’s four large-cap index funds were

Market Barometer
			Total Returns
	Periods Ended June 30, 2006
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	2.8%	9.1%	3.1%
Russell 2000 Index (Small-caps)	8.2	14.6	8.5
Dow Jones Wilshire 5000 Index (Entire market)	3.5	10.0	4.1
MSCI All Country World Index ex USA (International)	10.0	28.4	11.9

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	–0.7%	–0.8%	5.0%
Lehman Municipal Bond Index	0.3	0.9	5.0
Citigroup 3-Month Treasury Bill Index	2.2	4.0	2.2

CPI
Consumer Price Index	3.1%	4.3%	2.7%

1 Annualized.

5

thus largely a function of the exposures of their respective indexes to these different investment styles, and of each style group’s exposure to varied sectors of the U.S. economy.

During the fiscal half-year, the Value Index Fund’s return of 6.2% for its Investor Shares reflected the fund’s relatively heavy weighting in the energy sector, which recorded double-digit gains as fuel prices reached new highs. Although the fund held only a small stake in the telecommunication services sector, these companies boomed, lifting the sector by 18% during the period and boosting the fund’s overall performance.

This positioning was reversed in the Growth Index Fund, whose Investor Shares returned –0.8% for the six months.

Annualized Expense Ratios[1]
Your fund compared with its peer group

Expense
Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Institutional Shares	0.08
ETF Shares	0.11
Average Large-Cap Growth Fund	1.46
Value Index Fund
Investor Shares	0.21%
Admiral Shares	0.11
Institutional Shares	0.08
ETF Shares	0.11
Average Large-Cap Value Fund	1.39
Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.12
Institutional Shares	0.08
ETF Shares	0.07
Average Large-Cap Core Fund	1.41
Total Stock Market Index Fund
Investor Shares	0.19%
Admiral Shares	0.09
Institutional Shares	0.06
ETF Shares	0.07
Average Multi-Cap Core Fund	1.28

1 Fund expense ratios reflect the six months ended June 30, 2006. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

6

The fund’s large exposures to the poorly performing information technology and health care sectors could not be offset by returns from the index’s higher-performing, but smaller weighted, energy and industrials sectors.

The returns of the Large-Cap Index and Total Stock Market Index Funds combined the results of the Growth and Value Index Funds. The Investor Shares of the Large-Cap Index Fund returned 2.7%, while those of the Total Stock Market Index Fund returned 3.3%, reflecting not only the blended results of large-cap growth and value stocks but also the comparatively stronger returns of small- and mid-cap companies for the period.

All four funds closely tracked the returns of their target Morgan Stanley Capital International (MSCI) indexes. This precise tracking is indicative of the expert portfolio-construction methodologies and proprietary-trading techniques developed by Vanguard Quantitative Equity Group—the funds’ advisor—and of the funds’ low costs.

Ignoring today’s ‘noise’ helps you maintain a long-term focus

As we are always quick to mention, successful long-term investing doesn’t mean paying attention to today’s headlines, chasing yesterday’s performance, or heeding predictions about tomorrow’s hot sectors or companies. Reaching your long-term goals requires a more disciplined and patient approach—one for which the Vanguard large-cap index funds are ideally suited.

These funds help position you to benefit from the U.S. economy’s potential for long-term growth. As broadly diversified, low-cost, large-cap index funds, they provide you with efficient exposure to the entire U.S. stock market or to significant segments of it.

Long-term investing success is far more likely when you ignore the daily noise of the marketplace. By maintaining a steady, diversified mix of low-cost stock, bond, and cash investments tailored to your individual circumstances, you’ll stand a better chance of reaching your financial goals.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2006

7

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential2	of Days	of Total Days	of Days	of Total Days
0–24.9	347	56.52%	259	42.18%
25–49.9	2	0.33	1	0.16
50–74.9	3	0.49	0	0.00
75–100.0	1	0.16	0	0.00
>100.0	1	0.16	0	0.00
Total	354	57.66%	260	42.34%

Vanguard Value ETF
Premium/Discount: January 26, 20041–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential2	of Days	of Total Days	of Days	of Total Days
0–24.9	345	56.19%	266	43.32%
25–49.9	2	0.33	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.16	0	0.00
Total	348	56.68%	266	43.32%

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	334	54.49%	276	45.02%
25–49.9	2	0.33	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	1	0.16	0	0.00
Total	337	54.98%	276	45.02%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

8

Vanguard Total Stock Market ETF
Premium/Discount: June 30, 2001–June 30, 2006

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	738	58.75%	503	40.05%
25–49.9	10	0.80	3	0.24
50–74.9	0	0.00	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	748	59.55%	508	40.45%

1 One basis point equals 1/100 of a percentage point.

9

Growth Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	421	419	4,980
Median Market Cap	$35.7B	$35.7B	$67.1B
Price/Earnings Ratio	21.0x	21.1x	19.5x
Price/Book Ratio	3.7x	3.7x	2.8x
Yield		0.9%	1.7%
Investor Shares	0.7%
Admiral Shares	0.8%
Institutional Shares	0.9%
ETF Shares	0.8%
Return on Equity	18.4%	18.4%	16.9%
Earnings Growth Rate	19.7%	19.7%	9.9%
Foreign Holdings	0.0%	0.0%	2.0%
Turnover Rate	29%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.22%[3]
Admiral Shares	0.11%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15%	15%	11%
Consumer Staples	11	11	9
Energy	7	7	10
Financials	8	8	22
Health Care	17	17	12
Industrials	11	11	12
Information Technology	27	27	15
Materials	2	2	3
Telecommunication Services	2	2	3
Utilities	0	0	3

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.94	1.00
Beta	1.00	1.00	1.02	1.00

Ten Largest Holdings[4] (% of total net assets)

Microsoft Corp.	systems software	3.5%
The Procter & Gamble Co.	household products	3.0
Johnson & Johnson	pharmaceuticals	2.9
Wal-Mart Stores, Inc.	hypermarkets and super centers	2.0
Cisco Systems, Inc.	communications equipment	2.0
Intel Corp.	semiconductors	1.8
PepsiCo, Inc.	soft drinks	1.6
Google Inc.	internet software and services	1.4
American International Group, Inc.	multiline insurance	1.4
Schlumberger Ltd.	oil and gas equipment and services	1.3
Top Ten		20.9%

1 MSCI US Prime Market Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 70 for a glossary of investment terms.

10

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Growth Index Fund
Investor Shares[3]	11/2/1992	5.88%	1.03%	7.27%
Admiral Shares	11/13/2000	5.95	1.13	–2.474
Institutional Shares	5/14/1998	5.99	1.17	1.654
ETF Shares	1/26/2004
Market Price		6.27	2.994	—
Net Asset Value		5.97	2.904	—

1 Six months ended June 30, 2006.

2 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 20 through 23 for dividend and capital gains information.

11

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.1%)
	Home Depot, Inc.	3,766,595	134,806
	The Walt Disney Co.	3,723,418	111,703
	Lowe’s Cos., Inc.	1,324,587	80,363
	Target Corp.	1,476,691	72,166
*	Comcast Corp. Special Class A	2,198,498	72,067
	News Corp., Class A	3,311,063	63,506
*	Starbucks Corp.	1,357,705	51,267
*	Comcast Corp. Class A	1,466,975	48,029
*	Viacom Inc. Class B	1,194,336	42,805
	Best Buy Co., Inc.	744,314	40,818
	The McGraw-Hill Cos., Inc.	652,908	32,796
*	Kohl’s Corp.	552,918	32,689
	Staples, Inc.	1,296,188	31,523
	Johnson Controls, Inc.	345,241	28,386
	Omnicom Group Inc.	317,917	28,323
	J.C. Penney Co., Inc. (Holding Co.)	414,306	27,970
	Harley-Davidson, Inc.	484,416	26,590
	NIKE, Inc. Class B	326,996	26,487
	Yum! Brands, Inc.	486,315	24,447
	Marriott International, Inc. Class A	620,971	23,671
	International Game Technology	599,787	22,756
	Harrah’s Entertainment, Inc.	310,239	22,083
*	Amazon.com, Inc.	556,227	21,515
*	DIRECTV Group, Inc.	1,253,785	20,687
*	Liberty Media-Interactive A	1,192,477	20,582
*	Coach, Inc.	681,981	20,391
*	Office Depot, Inc.	526,009	19,988
*	Liberty Media Capital A	238,378	19,969
	News Corp., Class B	988,288	19,944
	TJX Cos., Inc.	820,025	18,746
	Fortune Brands, Inc.	260,271	18,482
	Hilton Hotels Corp.	647,461	18,310

*	Bed Bath & Beyond, Inc.	528,805	17,540
	Clear Channel Communications, Inc.	563,181	17,430
	Starwood Hotels & Resorts Worldwide, Inc.	251,218	15,158
*	Las Vegas Sands Corp.	189,132	14,726
*	Apollo Group, Inc. Class A	261,834	13,529
*	Univision Communications Inc.	378,868	12,692
	Black & Decker Corp.	137,534	11,616
*	EchoStar Communications Corp. Class A	366,133	11,281
^	Garmin Ltd.	105,824	11,158
*^	Sirius Satellite Radio, Inc.	2,221,710	10,553
*	IAC/InterActiveCorp	391,699	10,376
	Darden Restaurants Inc.	255,295	10,059
	Harman International Industries, Inc.	111,000	9,476
	Michaels Stores, Inc.	225,992	9,320
*	MGM Mirage, Inc.	228,072	9,305
*	AutoZone Inc.	102,324	9,025
*	Chico’s FAS, Inc.	321,973	8,687
	Abercrombie & Fitch Co.	155,974	8,646
*	Liberty Global, Inc. Class A	384,398	8,265
*	Lamar Advertising Co. Class A	152,568	8,217
	Cablevision Systems NY Group Class A	380,586	8,164
	GTECH Holdings Corp.	225,930	7,858
*	Liberty Global, Inc. Series C	366,508	7,539
	Dollar General Corp.	532,778	7,448
	Ross Stores, Inc.	256,866	7,205
*	XM Satellite Radio Holdings, Inc.	458,381	6,715
*	Discovery Holding Co. Class A	452,719	6,623
*	CarMax, Inc.	186,365	6,609

12

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Station Casinos, Inc.	96,677	6,582
*^	Wynn Resorts Ltd.	88,641	6,497
	Family Dollar Stores, Inc.	262,263	6,407
	PETsMART, Inc.	249,552	6,389
	Polo Ralph Lauren Corp.	109,638	6,019
*	Getty Images, Inc.	94,198	5,983
	Williams-Sonoma, Inc.	174,370	5,937
	Limited Brands, Inc.	224,368	5,742
	Advance Auto Parts, Inc.	192,384	5,560
	Brinker International, Inc.	152,317	5,529
	Tiffany & Co.	164,712	5,439
*	Career Education Corp.	174,476	5,215
*	NVR, Inc.	8,672	4,260
	NTL Inc.	168,100	4,186
*	Interpublic Group of Cos., Inc.	498,489	4,162
	American Eagle Outfitters, Inc.	119,726	4,075
	Weight Watchers International, Inc.	89,458	3,658
	Gentex Corp.	261,175	3,656
	E.W. Scripps Co. Class A	79,024	3,409
	Boyd Gaming Corp.	79,439	3,206
	RadioShack Corp.	227,935	3,191
*	Urban Outfitters, Inc.	175,714	3,073
	Circuit City Stores, Inc.	110,127	2,998
*	Toll Brothers, Inc.	103,368	2,643
	International Speedway Corp.	52,612	2,440
	KB Home	49,242	2,258
*	R.H. Donnelley Corp.	31,935	1,727
*	DreamWorks Animation SKG, Inc.	74,853	1,714
	Dow Jones & Co., Inc.	33,345	1,167
	Regal Entertainment Group Class A	46,312	941
			1,653,148
Consumer Staples (10.7%)
	The Procter & Gamble Co.	5,849,675	325,242
	Wal-Mart Stores, Inc.	4,446,857	214,205
	PepsiCo, Inc.	2,946,546	176,911
	Walgreen Co.	1,800,022	80,713
	Colgate-Palmolive Co.	916,575	54,903
	Costco Wholesale Corp.	841,558	48,078
	CVS Corp.	1,453,817	44,632
	Anheuser-Busch Cos., Inc.	899,361	41,002
	Sysco Corp.	1,101,310	33,656
	Avon Products, Inc.	801,429	24,844
	The Hershey Co.	300,910	16,571
	The Clorox Co.	267,036	16,281
	Whole Foods Market, Inc.	247,124	15,974
	Kellogg Co.	304,787	14,761
	Campbell Soup Co.	262,827	9,754
	The Kroger Co.	428,890	9,376
	Wm. Wrigley Jr. Co.	205,828	9,336
	Estee Lauder Cos. Class A	214,444	8,293

	Alberto-Culver Co. Class B	139,243	6,784
*	Energizer Holdings, Inc.	105,752	6,194
	Brown-Forman Corp. Class B	81,317	5,810
	McCormick & Co., Inc.	136,541	4,581
*	Dean Foods Co.	83,686	3,112
	Wm. Wrigley Jr. Co. Class B	62,668	2,839
			1,173,852
Energy (6.6%)
	Schlumberger Ltd.	2,101,728	136,844
	Halliburton Co.	918,162	68,137
	Baker Hughes, Inc.	608,770	49,828
*	Transocean Inc.	577,494	46,384
	Occidental Petroleum Corp.	383,058	39,283
*	Weatherford International Ltd.	640,558	31,784
	EOG Resources, Inc.	431,269	29,904
	XTO Energy, Inc.	614,782	27,216
	Peabody Energy Corp.	470,781	26,246
	GlobalSantaFe Corp.	434,237	25,077
	BJ Services Co.	576,647	21,486
*	National Oilwell Varco Inc.	310,050	19,632
*	Nabors Industries, Inc.	557,659	18,843
	Noble Corp.	234,906	17,482
	Smith International, Inc.	380,316	16,913
*	Ultra Petroleum Corp.	275,887	16,352
	Williams Cos., Inc.	663,232	15,493
	CONSOL Energy, Inc.	329,260	15,383
	ENSCO International, Inc.	273,087	12,567
*	Grant Prideco, Inc.	232,262	10,394
*	Cameron International Corp.	205,560	9,820
	Arch Coal, Inc.	229,512	9,724
	Diamond Offshore Drilling, Inc.	114,833	9,638
	Kerr-McGee Corp.	137,360	9,526
*	Southwestern Energy Co.	296,934	9,252
*	Pride International, Inc.	287,875	8,990
	Patterson-UTI Energy, Inc.	306,960	8,690
	Rowan Cos., Inc.	195,660	6,964
*	CNX Gas Corp.	53,544	1,606
			719,458
Financials (8.5%)
	American International Group, Inc.	2,551,855	150,687
	American Express Co.	1,986,464	105,720
	The Goldman Sachs Group, Inc.	701,018	105,454
	AFLAC Inc.	885,905	41,062
	SLM Corp.	735,397	38,917
	State Street Corp.	596,061	34,625
	Golden West Financial Corp.	465,581	34,546
	Prudential Financial, Inc.	440,267	34,209
	Progressive Corp. of Ohio	1,329,283	34,176
	Charles Schwab Corp.	1,950,192	31,164
	The Chicago Mercantile Exchange	61,521	30,216

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Berkshire Hathaway Inc. Class B	9,720	29,578
	Franklin Resources Corp.	321,930	27,947
	Moody’s Corp.	437,893	23,848
	Legg Mason Inc.	215,498	21,446
	Capital One Financial Corp.	187,345	16,009
*	E*TRADE Financial Corp.	669,133	15,270
	Northern Trust Corp.	214,230	11,847
	Simon Property Group, Inc. REIT	140,089	11,619
	T. Rowe Price Group Inc.	290,140	10,970
	Commerce Bancorp, Inc.	293,513	10,470
	W.R. Berkley Corp.	289,053	9,865
	Mellon Financial Corp.	257,532	8,867
*	CB Richard Ellis Group, Inc.	335,813	8,362
	TD Ameritrade Holding Corp.	536,537	7,946
*^	NYSE Group Inc.	97,164	6,654
	Brown & Brown, Inc.	210,791	6,159
	Nuveen Investments, Inc. Class A	140,513	6,049
	General Growth Properties Inc. REIT	134,036	6,040
^	The St. Joe Co.	126,498	5,887
*	Markel Corp.	16,322	5,664
	SEI Investments Co.	114,022	5,573
	Eaton Vance Corp.	218,402	5,451
	Investors Financial Services Corp.	115,724	5,196
*^	CBOT Holdings, Inc. Class A	37,550	4,491
	BlackRock, Inc.	26,403	3,675
	Forest City Enterprise Class A	73,538	3,670
	Everest Re Group, Ltd.	41,589	3,600
*	Arch Capital Group Ltd.	43,274	2,573
	Federated Investors, Inc.	75,780	2,387
	Axis Capital Holdings Ltd.	69,650	1,993
*	IntercontinentalExchange Inc.	21,796	1,263
	Transatlantic Holdings, Inc.	16,453	920
			932,065
Health Care (16.7%)
	Johnson & Johnson	5,292,953	317,154
*	Amgen, Inc.	2,097,132	136,796
	UnitedHealth Group Inc.	2,412,202	108,018
	Medtronic, Inc.	2,151,314	100,940
*	WellPoint Inc.	1,168,498	85,032
*	Genentech, Inc.	843,465	68,995
	Schering-Plough Corp.	2,630,912	50,066
*	Gilead Sciences, Inc.	822,911	48,683
	Cardinal Health, Inc.	750,348	48,270
	Aetna Inc.	1,009,190	40,297
	Caremark Rx, Inc.	787,666	39,281
	Wyeth	836,523	37,150
*	Boston Scientific Corp.	2,103,181	35,418

*	Medco Health Solutions, Inc.	541,495	31,017
*	Celgene Corp.	613,424	29,095
	Allergan, Inc.	269,539	28,911
*	Biogen Idec Inc.	611,836	28,346
	HCA Inc.	653,901	28,216
*	Genzyme Corp.	462,132	28,213
	Baxter International, Inc.	761,055	27,976
	Becton, Dickinson & Co.	439,802	26,885
*	Zimmer Holdings, Inc.	440,642	24,993
	McKesson Corp.	517,360	24,461
*	Forest Laboratories, Inc.	579,710	22,429
	Stryker Corp.	505,377	21,281
*	St. Jude Medical, Inc.	652,037	21,139
	Quest Diagnostics, Inc.	300,031	17,978
*	Express Scripts Inc.	221,211	15,870
*	Humana Inc.	292,432	15,704
*	Coventry Health Care Inc.	285,272	15,673
*	Laboratory Corp. of America Holdings	222,953	13,874
	CIGNA Corp.	139,912	13,783
	C.R. Bard, Inc.	185,086	13,559
	Biomet, Inc.	418,046	13,081
*	MedImmune Inc.	454,192	12,309
*	Varian Medical Systems, Inc.	234,928	11,124
*	Sepracor Inc.	189,500	10,828
	Omnicare, Inc.	214,938	10,192
	IMS Health, Inc.	354,229	9,511
*	Health Net Inc.	204,405	9,233
*^	Amylin Pharmaceuticals, Inc.	184,249	9,096
*	DaVita, Inc.	180,764	8,984
*	Barr Pharmaceuticals Inc.	178,640	8,519
*	Waters Corp.	184,983	8,213
	DENTSPLY International Inc.	133,437	8,086
*	Hospira, Inc.	178,079	7,647
	Mylan Laboratories, Inc.	374,476	7,490
*	Endo Pharmaceuticals Holdings, Inc.	224,491	7,404
*	Intuitive Surgical, Inc.	61,590	7,266
*	Henry Schein, Inc.	154,949	7,241
*	Vertex Pharmaceuticals, Inc.	195,083	7,162
*	Patterson Cos.	196,620	6,868
	Applera Corp.–Applied Biosystems Group	211,717	6,849
	Manor Care, Inc.	139,887	6,564
	Pharmaceutical Product Development, Inc.	186,477	6,549
*^	Cephalon, Inc.	107,111	6,437
*	Lincare Holdings, Inc.	170,006	6,433
	Community Health Systems, Inc.	173,270	6,368
*	Invitrogen Corp.	94,346	6,233
*	Emdeon Corp.	489,000	6,069
*	Millipore Corp.	94,697	5,965

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Millennium Pharmaceuticals, Inc.	555,484	5,538
*	ImClone Systems, Inc.	118,767	4,589
	Universal Health Services Class B	89,842	4,515
*	Kinetic Concepts, Inc.	87,507	3,863
*	Tenet Healthcare Corp.	543,424	3,793
*	Abraxis Bioscience, Inc.	42,244	1,007
			1,816,529
Industrials (11.1%)
	The Boeing Co.	1,353,318	110,850
	United Technologies Corp.	1,715,712	108,810
	3M Co.	1,275,622	103,032
	United Parcel Service, Inc.	1,153,071	94,932
	Caterpillar, Inc.	1,193,189	88,869
	FedEx Corp.	513,430	59,999
	Burlington Northern Santa Fe Corp.	663,356	52,571
	Lockheed Martin Corp.	660,376	47,375
	Union Pacific Corp.	452,058	42,023
	Illinois Tool Works, Inc.	849,230	40,338
	Emerson Electric Co.	475,687	39,867
	Deere & Co.	417,132	34,826
	Danaher Corp.	434,831	27,968
	Rockwell Automation, Inc.	299,516	21,568
	Expeditors International of Washington, Inc.	379,339	21,247
	Norfolk Southern Corp.	366,531	19,507
	Waste Management, Inc.	486,293	17,448
	Rockwell Collins, Inc.	306,491	17,124
	L-3 Communications Holdings, Inc.	205,766	15,519
	ITT Industries, Inc.	312,136	15,451
	C.H. Robinson Worldwide Inc.	286,244	15,257
	Fluor Corp.	155,409	14,442
	American Standard Cos., Inc.	327,994	14,192
	Southwest Airlines Co.	837,382	13,708
	Textron, Inc.	135,393	12,481
	Robert Half International, Inc.	289,052	12,140
	Joy Global Inc.	218,126	11,362
	Cintas Corp.	253,962	10,098
	Precision Castparts Corp.	154,881	9,256
	Fastenal Co.	228,475	9,205
*	AMR Corp.	360,685	9,169
*	Monster Worldwide Inc.	203,814	8,695
*	The Dun & Bradstreet Corp.	119,112	8,300
*	Jacobs Engineering Group Inc.	103,878	8,273
	PACCAR, Inc.	99,795	8,221
	Equifax, Inc.	229,660	7,887
*	McDermott International, Inc.	172,073	7,824

	Masco Corp.	259,001	7,677
	The Corporate Executive Board Co.	70,185	7,033
*	ChoicePoint Inc.	153,191	6,399
	Oshkosh Truck Corp.	130,934	6,222
	J.B. Hunt Transport Services, Inc.	205,049	5,108
*	Alliant Techsystems, Inc.	65,246	4,982
	Republic Services, Inc. Class A	122,180	4,929
	Pall Corp.	110,767	3,101
	American Power Conversion Corp.	156,722	3,055
*	USG Corp.	20,910	1,525
			1,209,865
Information Technology (26.9%)
	Microsoft Corp.	16,540,007	385,382
*	Cisco Systems, Inc.	10,938,748	213,634
	Intel Corp.	10,462,912	198,272
*	Google Inc.	377,746	158,400
	QUALCOMM Inc.	2,945,718	118,035
*	Oracle Corp.	7,538,726	109,236
	International Business Machines Corp.	1,393,784	107,070
*	Dell Inc.	3,897,815	95,146
	Motorola, Inc.	4,416,980	89,002
*	Apple Computer, Inc.	1,509,321	86,212
	Texas Instruments, Inc.	2,822,563	85,495
	Hewlett-Packard Co.	2,515,246	79,683
*	Yahoo! Inc.	2,269,498	74,893
*	Corning, Inc.	2,749,245	66,504
	First Data Corp.	1,364,155	61,442
*	eBay Inc.	1,876,145	54,952
	Automatic Data Processing, Inc.	1,030,583	46,737
*	EMC Corp.	4,239,776	46,510
	Applied Materials, Inc.	2,821,730	45,938
*	Adobe Systems, Inc.	1,069,608	32,473
	Accenture Ltd.	1,027,358	29,095
*	Agilent Technologies, Inc.	774,497	24,443
*	Broadcom Corp.	794,926	23,888
	Paychex, Inc.	607,686	23,688
*	Network Appliance, Inc.	661,935	23,366
*	Electronic Arts Inc.	540,394	23,259
	Analog Devices, Inc.	651,195	20,929
*	Advanced Micro Devices, Inc.	855,469	20,891
*	Micron Technology, Inc.	1,292,371	19,463
*	Lucent Technologies, Inc.	7,949,713	19,238
*	Symantec Corp.	1,206,310	18,746
	Maxim Integrated Products, Inc.	570,310	18,313
	Linear Technology Corp.	543,838	18,213
*	Marvell Technology Group Ltd.	408,261	18,098

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Intuit, Inc.	299,047	18,059
*	SanDisk Corp.	345,172	17,597
	CA, Inc.	821,927	16,891
*	Cognizant Technology Solutions Corp.	249,252	16,792
*	Sun Microsystems, Inc.	4,001,000	16,604
	KLA-Tencor Corp.	354,966	14,756
*	Fiserv, Inc.	318,342	14,440
*	Juniper Networks, Inc.	901,168	14,410
	National Semiconductor Corp.	600,013	14,310
*	Autodesk, Inc.	410,601	14,149
*	Freescale Semiconductor, Inc. Class B	480,321	14,121
	Xilinx, Inc.	612,985	13,884
*	Citrix Systems, Inc.	317,308	12,737
	Microchip Technology, Inc.	378,838	12,710
*	NVIDIA Corp.	578,221	12,310
*	MEMC Electronic Materials, Inc.	312,014	11,701
*	LAM Research Corp.	248,690	11,594
*	Altera Corp.	638,854	11,212
*	Affiliated Computer Services, Inc. Class A	197,400	10,188
	Harris Corp.	238,358	9,894
*	BEA Systems, Inc.	745,752	9,762
	Amphenol Corp.	158,185	8,852
*	Akamai Technologies, Inc.	230,983	8,359
	Jabil Circuit, Inc.	310,380	7,946
*	Western Digital Corp.	389,836	7,723
	Electronic Data Systems Corp.	320,093	7,701
*	NCR Corp.	210,076	7,697
*	JDS Uniphase Corp.	2,980,550	7,541
*	Freescale Semiconductor,Inc. Class A	250,240	7,257
*	McAfee Inc.	295,820	7,180
*	Alliance Data Systems Corp.	121,666	7,156
*	Red Hat, Inc.	301,757	7,061
*	Iron Mountain, Inc.	187,332	7,002
*	CheckFree Corp.	137,857	6,832
*	NAVTEQ Corp.	148,143	6,619
*	VeriSign, Inc.	284,688	6,596
	CDW Corp.	114,545	6,260
*	DST Systems, Inc.	98,201	5,843
*	Activision, Inc.	491,380	5,592
*	MasterCard, Inc. Class A	113,325	5,440
*	QLogic Corp.	286,813	4,945
*	Teradyne, Inc.	352,424	4,909
*	BMC Software, Inc.	189,029	4,518
	Fidelity National Information Services, Inc.	118,891	4,209
*	Zebra Technologies Corp. Class A	119,099	4,068
*	Unisys Corp.	608,408	3,821

*	Flextronics International Ltd.	359,261	3,815
*	International Rectifier Corp.	82,009	3,205
*	Ceridian Corp.	130,317	3,185
	Symbol Technologies, Inc.	293,709	3,169
*	Avaya Inc.	262,651	2,999
*	Novell, Inc.	448,820	2,976
	Molex, Inc. Class A	102,501	2,945
*	Comverse Technology, Inc.	125,637	2,484
	Tektronix, Inc.	50,923	1,498
	Total System Services, Inc.	70,076	1,349
*	Hewitt Associates, Inc.	33,998	764
	Molex, Inc.	3,938	132
			2,934,415
Materials (2.4%)
	Newmont Mining Corp. (Holding Co.)	797,826	42,229
	Monsanto Co.	479,148	40,339
	Nucor Corp.	553,820	30,045
	Phelps Dodge Corp.	362,017	29,743
	Praxair, Inc.	373,252	20,156
	Freeport-McMoRan Copper & Gold, Inc. Class B	332,668	18,433
	Ecolab, Inc.	337,857	13,710
	Allegheny Technologies Inc.	150,166	10,398
	Air Products & Chemicals, Inc.	138,522	8,854
	Sigma-Aldrich Corp.	119,786	8,701
	Sealed Air Corp.	144,796	7,541
	Martin Marietta Materials, Inc.	81,390	7,419
	Ball Corp.	176,107	6,523
*	Pactiv Corp.	252,907	6,259
*	Smurfit-Stone Container Corp.	293,562	3,212
*	The Mosaic Co.	155,234	2,429
*	Huntsman Corp.	88,498	1,533
			257,524
Telecommunication Services (1.6%)
	Sprint Nextel Corp.	5,068,413	101,318
*	American Tower Corp. Class A	734,647	22,862
*	Qwest Communications International Inc.	2,825,877	22,861
*	NII Holdings Inc.	243,478	13,727
*	Crown Castle International Corp.	383,583	13,249
*	U.S. Cellular Corp.	28,790	1,745
	Telephone & Data Systems, Inc.	31,952	1,323
	Telephone & Data Systems, Inc.—Special Common Shares	32,344	1,258
			178,343

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Utilities (0.4%)
*	AES Corp.	1,166,894	21,529
	Questar Corp.	151,958	12,231
*	Allegheny Energy, Inc.	290,164	10,756
	Equitable Resources, Inc.	70,934	2,376
			46,892
	Total Common Stocks
	(Cost $8,155,120)		10,922,091
	Temporary Cash Investments (0.6%)
1	Vanguard Market
	Liquidity Fund, 5.136%	20,824,889	20,825
1	Vanguard Market
	Liquidity Fund,
	5.136%—Note E	48,544,400	48,544
	Total Temporary Cash Investments
	(Cost $69,369)		69,369
	Total Investments (100.6%)
	(Cost $8,224,489)		10,991,460
	Other Assets and Liabilities (–0.6%)
	Other Assets—Note B		23,177
	Liabilities—Note E		(87,822)
			(64,645)
	Net Assets (100%)		10,926,815

At June 30, 2006, net assets consisted of:[2]
Paid-in Capital	11,695,357
Overdistributed Net
Investment Income	(15,454)
Accumulated Net
Realized Losses	(3,520,059)
Unrealized Appreciation	2,766,971
Net Assets	10,926,815

Investor Shares—Net Assets
Applicable to 236,384,239 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,432,394
Net Asset Value Per Share—
Investor Shares	$27.21

Admiral Shares—Net Assets
Applicable to 78,592,332 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,138,699
Net Asset Value Per Share—
Admiral Shares	$27.21

Institutional Shares—Net Assets
Applicable to 62,136,297 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,690,930
Net Asset Value Per Share—
Institutional Shares	$27.21

ETF Shares—Net Assets
Applicable to 12,572,861 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	664,792
Net Asset Value Per Share—
ETF Shares	$52.88

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

17

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	60,050
Interest[1]	361
Security Lending	461
Total Income	60,872
Expenses
The Vanguard Group—Note B
Investment Advisory Services	70
Management and Administrative
Investor Shares	6,142
Admiral Shares	903
Institutional Shares	375
ETF Shares	218
Marketing and Distribution
Investor Shares	822
Admiral Shares	242
Institutional Shares	239
ETF Shares	55
Custodian Fees	121
Shareholders’ Reports
Investor Shares	244
Admiral Shares	1
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	9,438
Net Investment Income	51,434
Realized Net Gain (Loss) on Investment Securities Sold	48,783
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(189,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	(89,129)

1 Interest income from an affiliated company of the fund was $361,000.

18

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,434	78,630
Realized Net Gain (Loss)	48,783	61,540
Change in Unrealized Appreciation (Depreciation)	(189,346)	362,452
Net Increase (Decrease) in Net Assets Resulting from Operations	(89,129)	502,622
Distributions
Net Investment Income
Investor Shares	(28,587)	(53,604)
Admiral Shares	(10,580)	(14,585)
Institutional Shares	(8,302)	(11,978)
ETF Shares	(2,836)	(1,855)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(50,305)	(82,022)
Capital Share Transactions—Note F
Investor Shares	(255,440)	(1,225,154)
Admiral Shares	90,491	785,172
Institutional Shares	268,789	204,884
ETF Shares	353,325	209,010
Net Increase (Decrease) from Capital Share Transactions	457,165	(26,088)
Total Increase (Decrease)	317,731	394,512
Net Assets
Beginning of Period	10,609,084	10,214,572
End of Period[1]	10,926,815	10,609,084

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($15,454,000) and ($16,583,000).

19

Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$27.54	$26.41	$24.92	$19.95	$26.42	$30.57
Investment Operations
Net Investment Income	.12	.196	.291[1]	.169	.222	.181
Net Realized and Unrealized
Gain (Loss) on Investments	(.33)	1.139	1.494	4.977	(6.465)	(4.144)
Total from Investment Operations	(.21)	1.335	1.785	5.146	(6.243)	(3.963)
Distributions
Dividends from Net Investment Income	(.12)	(.205)	(.295)	(.176)	(.227)	(.187)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.12)	(.205)	(.295)	(.176)	(.227)	(.187)
Net Asset Value, End of Period	$27.21	$27.54	$26.41	$24.92	$19.95	$26.42

Total Return[2]	–0.77%	5.09%	7.20%	25.92%	–23.68%	–12.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,432	$6,761	$7,711	$7,586	$6,094	$8,445
Ratio of Total Expenses to
Average Net Assets	0.22%[3]	0.22%	0.22%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.89%[3]	0.75%	1.14%[1]	0.77%	0.97%	0.67%
Portfolio Turnover Rate[4]	29%[3]	23%	24%	42%5	23%	31%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Includes activity related to a change in the fund’s target index.

20

Growth Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$27.54	$26.41	$24.92	$19.95	$26.42	$30.57
Investment Operations
Net Investment Income	.139	.226	.32[1]	.188	.237	.194
Net Realized and Unrealized
Gain (Loss) on Investments	(.334)	1.139	1.49	4.977	(6.465)	(4.144)
Total from Investment Operations	(.195)	1.365	1.81	5.165	(6.228)	(3.950)
Distributions
Dividends from Net Investment Income	(.135)	(.235)	(.32)	(.195)	(.242)	(.200)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.135)	(.235)	(.32)	(.195)	(.242)	(.200)
Net Asset Value, End of Period	$27.21	$27.54	$26.41	$24.92	$19.95	$26.42

Total Return	–0.72%	5.21%	7.31%	26.03%	–23.62%	–12.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,139	$2,076	$1,214	$1,092	$751	$906
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.11%	0.11%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.00%[2]	0.86%	1.27%[1]	0.84%	1.05%	0.74%
Portfolio Turnover Rate[3]	29%[2]	23%	24%	42%[4]	23%	31%

1 Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

21

Growth Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$27.54	$26.41	$24.92	$19.95	$26.42	$30.57
Investment Operations
Net Investment Income	.143	.234	.324[1]	.199	.248	.213
Net Realized and Unrealized
Gain (Loss) on Investments	(.334)	1.139	1.494	4.977	(6.465)	(4.144)
Total from Investment Operations	(.191)	1.373	1.818	5.176	(6.217)	(3.931)
Distributions
Dividends from Net Investment Income	(.139)	(.243)	(.328)	(.206)	(.253)	(.219)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.139)	(.243)	(.328)	(.206)	(.253)	(.219)
Net Asset Value, End of Period	$27.21	$27.54	$26.41	$24.92	$19.95	$26.42

Total Return	–0.70%	5.24%	7.34%	26.09%	–23.58%	–12.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,691	$1,448	$1,185	$782	$675	$921
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.03%[2]	0.89%	1.29%[1]	0.92%	1.10%	0.80%
Portfolio Turnover Rate[3]	29%[2]	23%	24%	42%[4]	23%	31%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

22

Growth Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 26[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.274	.444	.609[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(.651)	2.206	.694
Total from Investment Operations	(.377)	2.650	1.303
Distributions
Dividends from Net Investment Income	(.263)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.263)	(.460)	(.613)
Net Asset Value, End of Period	$52.88	$53.52	$51.33

Total Return	–0.71%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$665	$324	$104
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.00%[3]	0.86%	1.22%[2,3]
Portfolio Turnover Rate[4]	29%[3]	23%	24%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $1,198,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $7,279,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $3,559,058,000 to offset future net capital gains of $316,442,000 through December 31, 2008, $1,752,289,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,397,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $2,766,971,000, consisting of unrealized gains of $3,042,595,000 on securities that had risen in value since their purchase and $275,624,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $2,046,769,000 of investment securities and sold $1,581,908,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $47,467,000, for which the fund received cash collateral of $48,544,000.

25

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	508,631	18,158	992,591	37,621
Issued in Lieu of Cash Distributions	26,786	966	49,669	1,877
Redeemed	(790,857)	(28,248)	(2,267,414)	(85,937)
Net Increase (Decrease)—Investor Shares	(255,440)	(9,124)	(1,225,154)	(46,439)

Admiral Shares
Issued	333,769	11,929	1,206,796	45,354
Issued in Lieu of Cash Distributions	9,352	338	12,822	480
Redeemed	(252,630)	(9,048)	(434,446)	(16,428)
Net Increase (Decrease)—Admiral Shares	90,491	3,219	785,172	29,406

Institutional Shares
Issued	353,992	12,620	456,125	17,218
Issued in Lieu of Cash Distributions	7,565	273	10,801	406
Redeemed	(92,768)	(3,318)	(262,042)	(9,938)
Net Increase (Decrease)—Institutional Shares	268,789	9,575	204,884	7,686

ETF Shares
Issued	375,495	6,916	219,101	4,228
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(22,170)	(400)	(10,091)	(200)
Net Increase (Decrease)—ETF Shares	353,325	6,516	209,010	4,028

26

Value Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	414	413	4,980
Median Market Cap	$50.9B	$50.9B	$67.1B
Price/Earnings Ratio	14.4x	14.4x	19.5x
Price/Book Ratio	2.2x	2.2x	2.8x
Yield		2.8%	1.7%
Investor Shares	2.6%
Admiral Shares	2.7%
Institutional Shares	2.7%
ETF Shares	2.7%
Return on Equity	18.5%	18.5%	16.9%
Earnings Growth Rate	13.1%	13.1%	9.9%
Foreign Holdings	0.1%	0.1%	2.0%
Turnover Rate	25%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.21%[3]
Admiral Shares	0.11%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.11%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7%	7%	11%
Consumer Staples	7	7	9
Energy	14	14	10
Financials	34	34	22
Health Care	8	8	12
Industrials	11	11	12
Information Technology	4	4	15
Materials	4	4	3
Telecommunication Services	5	5	3
Utilities	6	6	3

Volatility Measures
		Target		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	1.00	1.00	0.85	1.00
Beta	1.00	1.00	0.83	1.00

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	5.8%
General Electric Co.	industrial conglomerates	5.3
Citigroup, Inc.	diversified financial services	3.7
Bank of America Corp.	diversified financial services	3.5
Pfizer Inc.	pharmaceuticals	2.7
Altria Group, Inc.	tobacco	2.4
JPMorgan Chase & Co.	diversified financial services	2.3
Chevron Corp.	integrated oil and gas	2.1
AT&T Inc.	integrated telecommunication services	1.7
Wells Fargo & Co.	diversified banks	1.7
Top Ten		31.2%

1 MSCI US Prime Market Value Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 70 for a glossary of investment terms.

27

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Value Index Fund
Investor Shares[3]	11/2/1992	12.34%	4.39%	9.20%
Admiral Shares	11/13/2000	12.46	4.48	4.08[4]
Institutional Shares	7/2/1998	12.44	4.52	4.91[4]
ETF Shares	1/26/2004
Market Price		12.65	10.40[4]	—
Net Asset Value		12.45	10.34[4]	—

1 Six months ended June 30, 2006.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 37 through 40 for dividend and capital gains information.

28

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
	Common Stocks (99.9%)
	Consumer Discretionary (6.8%)
	Time Warner, Inc.	5,392,246	93,286
	McDonald’s Corp.	1,533,767	51,535
	Federated Department Stores, Inc.	664,517	24,321
	Carnival Corp.	545,576	22,772
	CBS Corp.	819,813	22,176
*	Sears Holdings Corp.	106,799	16,537
^	General Motors Corp.	552,241	16,451
	Gannett Co., Inc.	290,715	16,260
	Ford Motor Co.	2,188,661	15,167
	The Gap, Inc.	728,575	12,677
	Nordstrom, Inc.	262,946	9,598
	H & R Block, Inc.	379,604	9,057
	Genuine Parts Co.	210,445	8,767
	Newell Rubbermaid, Inc.	334,877	8,650
	Eastman Kodak Co.	350,490	8,335
	Wendy’s International, Inc.	141,044	8,221
	D. R. Horton, Inc.	343,234	8,176
	Whirlpool Corp.	94,689	7,826
	Mattel, Inc.	473,776	7,822
	Pulte Homes, Inc.	267,419	7,699
	Centex Corp.	149,934	7,542
	VF Corp.	108,107	7,343
	Limited Brands, Inc.	285,905	7,316
	Lennar Corp. Class A	153,962	6,831
	Sherwin-Williams Co.	141,177	6,703
	Tribune Co.	204,555	6,634
	Clear Channel Communications, Inc.	208,244	6,445
	Royal Caribbean Cruises, Ltd.	154,849	5,923
	Starwood Hotels & Resorts Worldwide, Inc.	93,412	5,636
	Leggett & Platt, Inc.	222,147	5,549
	NTL Inc.	214,498	5,341

	Washington Post Co. Class B	6,752	5,267
	Liz Claiborne, Inc.	128,402	4,759
	Foot Locker, Inc.	190,233	4,659
*	Mohawk Industries, Inc.	66,036	4,646
	BorgWarner, Inc.	69,623	4,532
*	Expedia, Inc.	296,379	4,437
	Jones Apparel Group, Inc.	139,133	4,423
	The Stanley Works	91,733	4,332
	New York Times Co. Class A	167,870	4,120
*	AutoNation, Inc.	182,068	3,904
	Brunswick Corp.	115,557	3,842
	Circuit City Stores, Inc.	140,021	3,811
	ServiceMaster Co.	356,096	3,678
	Hasbro, Inc.	194,831	3,528
*	Dollar Tree Stores, Inc.	122,880	3,256
	KB Home	62,619	2,871
	OSI Restaurant Partners, Inc.	82,357	2,850
	American Eagle Outfitters, Inc.	81,771	2,783
^	The McClatchy Co. Class A	67,418	2,705
	E.W. Scripps Co. Class A	54,124	2,335
*	R.H. Donnelley Corp.	40,433	2,186
	Tiffany & Co.	60,616	2,002
*	Toll Brothers, Inc.	70,826	1,811
	Belo Corp. Class A	110,620	1,726
*	Interpublic Group of Cos., Inc.	183,536	1,533
	Dow Jones & Co., Inc.	42,321	1,482
	Regal Entertainment Group Class A	31,609	642
			534,716
Consumer Staples (7.3%)
	Altria Group, Inc.	2,543,880	186,797
	The Coca-Cola Co.	2,601,042	111,897
	Kimberly-Clark Corp.	562,550	34,709

29

Value Index Fund

			Market
			Value•
		Shares	($000)
	Archer-Daniels-Midland Co.	718,242	29,649
	General Mills, Inc.	411,935	21,281
	H.J. Heinz Co.	408,910	16,855
	Anheuser-Busch Cos., Inc.	332,413	15,155
	Sara Lee Corp.	927,830	14,864
	Safeway, Inc.	548,303	14,256
	ConAgra Foods, Inc.	633,701	14,011
	Reynolds American Inc.	108,151	12,470
	The Kroger Co.	546,226	11,940
	UST, Inc.	197,687	8,933
	Kraft Foods Inc.	267,955	8,280
	SuperValu Inc.	249,270	7,653
	Bunge Ltd.	134,722	6,770
	Coca-Cola Enterprises, Inc.	318,413	6,486
*	Constellation Brands, Inc. Class A	241,456	6,036
	Carolina Group	113,991	5,856
	Molson Coors Brewing Co. Class B	85,582	5,809
	The Pepsi Bottling Group, Inc.	173,915	5,591
	Kellogg Co.	112,724	5,459
	Tyson Foods, Inc.	294,353	4,374
*	Dean Foods Co.	106,471	3,960
	Campbell Soup Co.	96,830	3,593
*	Smithfield Foods, Inc.	121,634	3,507
	Hormel Foods Corp.	92,184	3,424
	J.M. Smucker Co.	67,415	3,013
	PepsiAmericas, Inc.	80,530	1,781
	McCormick & Co., Inc.	50,225	1,685
			576,094
Energy (13.8%)
	ExxonMobil Corp.	7,452,746	457,226
	Chevron Corp.	2,717,016	168,618
	ConocoPhillips Co.	1,912,766	125,344
	Valero Energy Corp.	759,016	50,490
	Marathon Oil Corp.	447,543	37,280
	Devon Energy Corp.	513,708	31,033
	Apache Corp.	402,992	27,504
	Occidental Petroleum Corp.	262,888	26,959
	Anadarko Petroleum Corp.	542,281	25,861
	Hess Corp.	308,101	16,283
	Chesapeake Energy Corp.	484,883	14,668
	Kinder Morgan, Inc.	131,829	13,168
	El Paso Corp.	848,192	12,723
	Kerr-McGee Corp.	175,232	12,152
	Murphy Oil Corp.	204,777	11,439
	Sunoco, Inc.	162,280	11,244
	Noble Energy, Inc.	217,998	10,215
*	Newfield Exploration Co.	157,028	7,685
	Pioneer Natural Resources Co.	157,160	7,294
	Tesoro Petroleum Corp.	84,065	6,251
	Williams Cos., Inc.	245,340	5,731

Cimarex Energy Co.	100,524	4,323
Pogo Producing Co.	70,431	3,247
		1,086,738
Financials (34.4%)
Citigroup, Inc.	6,091,629	293,860
Bank of America Corp.	5,673,913	272,915
JPMorgan Chase & Co.	4,254,155	178,674
Wells Fargo & Co.	1,962,241	131,627
Wachovia Corp.	1,988,897	107,560
Merrill Lynch & Co., Inc.	1,094,087	76,105
Morgan Stanley	1,179,564	74,560
U.S. Bancorp	2,197,981	67,874
Fannie Mae	1,184,173	56,959
American International Group, Inc.	943,026	55,686
Washington Mutual, Inc.	1,210,287	55,165
Freddie Mac	844,632	48,152
MetLife, Inc.	925,155	47,377
The Allstate Corp.	747,878	40,931
The St. Paul Travelers, Cos. Inc.	849,364	37,865
Lehman Brothers Holdings, Inc.	559,915	36,478
SunTrust Banks, Inc.	420,427	32,062
The Hartford Financial Services Group Inc.	369,148	31,230
The Bank of New York Co., Inc.	941,176	30,306
Countrywide Financial Corp.	736,021	28,028
BB&T Corp.	671,876	27,943
National City Corp.	750,730	27,169
The Chubb Corp.	506,370	25,268
PNC Financial Services Group	357,607	25,093
Prudential Financial, Inc.	302,153	23,477
Fifth Third Bancorp	576,800	21,313
Capital One Financial Corp.	238,875	20,412
ACE Ltd.	395,348	20,001
Lincoln National Corp.	347,063	19,588
Bear Stearns Co., Inc.	138,460	19,395
Genworth Financial Inc.	556,493	19,388
The Principal Financial Group, Inc.	342,564	19,064
Regions Financial Corp.	557,056	18,450
KeyCorp	494,558	17,646
Marsh & McLennan Cos., Inc.	633,107	17,024
North Fork Bancorp, Inc.	563,993	17,016
Equity Office Properties Trust REIT	464,617	16,963
Loews Corp.	476,388	16,888
Equity Residential REIT	353,421	15,809
ProLogis REIT	298,533	15,560
Vornado Realty Trust REIT	155,310	15,150

30

			Market
			Value•
		Shares	($000)
	Simon Property Group, Inc. REIT	178,819	14,831
	Archstone-Smith Trust REIT	258,983	13,174
	XL Capital Ltd. Class A	214,890	13,173
	CIT Group Inc.	243,128	12,713
	Marshall & Ilsley Corp.	273,507	12,510
	Host Marriott Corp. REIT	564,770	12,352
	Aon Corp.	353,268	12,301
	Ameriprise Financial, Inc.	274,762	12,274
	Boston Properties, Inc. REIT	130,577	11,804
	Mellon Financial Corp.	328,616	11,314
	AmSouth Bancorp	421,335	11,144
*	Berkshire Hathaway Inc. Class B	3,591	10,927
	Ambac Financial Group, Inc.	128,940	10,457
	Comerica, Inc.	198,804	10,336
	Inc Avalonbay Communities,. REIT	89,847	9,939
	M & T Bank Corp.	81,943	9,663
	Kimco Realty Corp. REIT	264,347	9,646
	MBIA, Inc.	163,570	9,577
	Zions Bancorp	121,765	9,490
	Cincinnati Financial Corp.	201,623	9,478
	Sovereign Bancorp, Inc.	458,638	9,315
	Hudson City Bancorp, Inc.	683,456	9,110
	Safeco Corp.	151,049	8,512
	Fidelity National Financial, Inc.	211,362	8,233
	Synovus Financial Corp.	305,484	8,181
	Plum Creek Timber Co. Inc. REIT	224,890	7,984
	Compass Bancshares Inc.	143,146	7,959
	Public Storage, Inc. REIT	101,594	7,711
	General Growth Properties Inc. REIT	170,551	7,685
	Torchmark Corp.	126,499	7,681
	MGIC Investment Corp.	106,860	6,946
	Developers Diversified Realty Corp. REIT	132,936	6,937
	Huntington Bancshares Inc.	293,801	6,928
	UnumProvident Corp.	364,646	6,611
	Assurant, Inc.	134,877	6,528
	Radian Group, Inc.	101,651	6,280
	Popular, Inc.	320,302	6,150
	The Macerich Co. REIT	85,464	6,000
	First Horizon National Corp.	147,111	5,914
	Leucadia National Corp.	198,174	5,785
	Duke Realty Corp. REIT	164,438	5,780
	Old Republic International Corp.	266,221	5,689
	AMB Property Corp. REIT	107,126	5,415
	SL Green Realty Corp. REIT	49,329	5,400
	Mercantile Bankshares Corp.	150,453	5,367

	New York Community Bancorp, Inc.	324,150	5,352
	iStar Financial Inc. REIT	138,321	5,222
	American Capital Strategies, Ltd.	155,930	5,221
	Regency Centers Corp. REIT	82,995	5,158
	Apartment Investment & Management Co. Class A REIT	118,673	5,156
	A.G. Edwards & Sons, Inc.	92,517	5,118
	The PMI Group Inc.	109,019	4,860
^	Allied Capital Corp.	166,680	4,795
^	Liberty Property Trust REIT	107,896	4,769
	Janus Capital Group Inc.	263,443	4,716
	Associated Banc-Corp.	149,429	4,711
	Everest Re Group, Ltd.	53,053	4,593
	United Dominion Realty Trust REIT	163,895	4,591
	UnionBanCal Corp.	70,587	4,559
	White Mountains Insurance Group Inc.	9,221	4,491
	PartnerRe Ltd.	69,322	4,440
	Health Care Properties Investors REIT	165,839	4,435
*	AmeriCredit Corp.	157,598	4,400
	Northern Trust Corp.	79,377	4,390
	Colonial BancGroup, Inc.	169,738	4,359
	First American Corp.	99,127	4,190
	TD Banknorth, Inc.	139,479	4,108
	T. Rowe Price Group Inc.	107,430	4,062
	RenaissanceRe Holdings Ltd.	83,161	4,030
	TCF Financial Corp.	145,934	3,860
	Hospitality Properties Trust REIT	87,884	3,860
	Protective Life Corp.	80,775	3,766
	Weingarten Realty Investors REIT	98,021	3,752
	Astoria Financial Corp.	114,884	3,498
	Valley National Bancorp	135,408	3,481
	Commerce Bancshares, Inc.	69,483	3,478
	Fulton Financial Corp.	212,917	3,390
	City National Corp.	51,504	3,352
*	Arch Capital Group Ltd.	55,096	3,276
	CapitalSource Inc. REIT	136,073	3,192
	New Plan Excel Realty Trust REIT	126,803	3,131
	Nationwide Financial Services, Inc.	68,976	3,040
	Arthur J. Gallagher & Co.	116,376	2,949
	Mercury General Corp.	46,446	2,618
	Unitrin, Inc.	58,254	2,539
	Axis Capital Holdings Ltd.	88,311	2,527
	People’s Bank	68,336	2,245
	Erie Indemnity Co. Class A	33,082	1,720

31

Value Index Fund

			Market
			Value•
		Shares	($000)
	Federated Investors, Inc.	51,942	1,636
	BOK Financial Corp.	28,308	1,406
	Forest City Enterprise Class A	26,988	1,347
	Transatlantic Holdings, Inc.	20,801	1,163
	Student Loan Corp.	4,896	989
^	Fidelity National Title Group, Inc. Class A	35,949	707
			2,701,883
Health Care (8.3%)
	Pfizer Inc.	8,980,339	210,769
	Merck & Co., Inc.	2,669,353	97,245
	Abbott Laboratories	1,877,934	81,897
	Eli Lilly & Co.	1,241,271	68,605
	Bristol-Myers Squibb Co.	2,396,709	61,979
	Wyeth	1,066,384	47,358
*	Fisher Scientific International Inc.	150,582	11,000
	AmerisourceBergen Corp.	254,832	10,683
	Baxter International, Inc.	281,427	10,345
*	Thermo Electron Corp.	198,573	7,196
	Health Management Associates Class A	293,711	5,789
	CIGNA Corp.	51,808	5,104
*	King Pharmaceuticals, Inc.	296,030	5,033
	Beckman Coulter, Inc.	77,236	4,290
*	Triad Hospitals, Inc.	106,193	4,203
	Hillenbrand Industries, Inc.	67,234	3,261
*	Charles River Laboratories, Inc.	88,006	3,239
	Bausch & Lomb, Inc.	65,176	3,196
*	Hospira, Inc.	65,583	2,816
*	Watson Pharmaceuticals, Inc.	117,440	2,734
	Applera Corp.-Applied Biosystems Group	77,970	2,522
*	Tenet Healthcare Corp.	200,216	1,397
			650,661
Industrials (11.0%)
	General Electric Co.	12,721,782	419,310
	Tyco International Ltd.	2,459,864	67,646
	Honeywell International Inc.	963,907	38,845
	General Dynamics Corp.	415,399	27,192
	Northrop Grumman Corp.	406,664	26,051
	Raytheon Co.	544,921	24,287
	Cendant Corp.	1,230,503	20,045
	CSX Corp.	267,906	18,871
	Ingersoll-Rand Co.	399,773	17,102
	Emerson Electric Co.	175,826	14,736
	Norfolk Southern Corp.	251,294	13,374
	Eaton Corp.	170,379	12,847
	Dover Corp.	248,021	12,260
	Waste Management, Inc.	333,300	11,959
	Pitney Bowes, Inc.	276,142	11,405
	Parker Hannifin Corp.	146,186	11,344
	PACCAR, Inc.	127,240	10,482

	Cooper Industries, Inc. Class A	111,978	10,405
	Masco Corp.	329,981	9,781
	R.R. Donnelley & Sons Co.	265,244	8,475
	W.W. Grainger, Inc.	93,106	7,004
	Cummins Inc.	56,851	6,950
	Manpower Inc.	107,194	6,925
*	Terex Corp.	61,200	6,040
	Avery Dennison Corp.	103,606	6,015
	Goodrich Corp.	143,375	5,777
	Southwest Airlines Co.	310,007	5,075
	Aramark Corp. Class B	146,926	4,865
	Textron, Inc.	50,184	4,626
	SPX Corp.	80,479	4,503
	Pentair, Inc.	117,981	4,034
	Precision Castparts Corp.	57,485	3,435
	Republic Services, Inc. Class A	83,566	3,371
*	Allied Waste Industries, Inc.	286,738	3,257
	Hubbell Inc. Class B	63,151	3,009
	Pall Corp.	75,717	2,120
	American Power Conversion Corp.	107,199	2,089
*	USG Corp.	26,475	1,931
*	Raytheon Co. Warrants Exp. 6/16/11	9,836	124
			867,567
Information Technology (3.6%)
	International Business Machines Corp.	956,454	73,475
	Hewlett-Packard Co.	1,726,077	54,682
*	Xerox Corp.	1,136,687	15,811
	Seagate Technology	648,215	14,676
*	Computer Sciences Corp.	227,364	11,013
	Electronic Data Systems Corp.	407,613	9,807
*	Lexmark International, Inc.	132,195	7,380
*	Tellabs, Inc.	522,033	6,948
*	Symantec Corp.	445,559	6,924
*	Sun Microsystems, Inc.	1,479,766	6,141
*^	Cadence Design Systems, Inc.	346,577	5,944
*	Flextronics International Ltd.	459,175	4,876
*	Arrow Electronics, Inc.	147,540	4,751
*	LSI Logic Corp.	483,858	4,331
	Intersil Corp.	172,883	4,020
*	Novellus Systems, Inc.	161,633	3,992
*	Avaya Inc.	333,410	3,808
*	Solectron Corp.	1,111,306	3,801
	Sabre Holdings Corp.	160,295	3,526
	Diebold, Inc.	83,551	3,394
*	Comverse Technology, Inc.	159,747	3,158
*	Compuware Corp.	465,599	3,119
*	BMC Software, Inc.	129,461	3,094
*	Ingram Micro, Inc. Class A	167,832	3,043

32

Value Index Fund

			Market
			Value•
		Shares	($000)
*	Sanmina-SCI Corp.	647,301	2,978
*	NCR Corp.	77,348	2,834
	Molex, Inc. Class A	98,378	2,826
*	VeriSign, Inc.	104,837	2,429
*	Ceridian Corp.	89,069	2,177
	Tektronix, Inc.	64,537	1,899
*	International Rectifier Corp.	30,186	1,180
	Symbol Technologies, Inc.	108,039	1,166
	AVX Corp.	73,366	1,158
*	Novell, Inc.	165,224	1,095
*	Hewitt Associates, Inc.	42,993	966
			282,422
Materials (3.4%)
	E.I. du Pont de Nemours & Co.	1,122,870	46,711
	Dow Chemical Co.	1,180,766	46,085
	Alcoa Inc.	1,064,129	34,435
	Weyerhaeuser Co.	296,935	18,484
	International Paper Co.	571,201	18,450
	PPG Industries, Inc.	201,820	13,320
	Air Products & Chemicals, Inc.	176,407	11,276
	Vulcan Materials Co.	122,591	9,562
	United States Steel Corp.	132,888	9,318
	Rohm & Haas Co.	177,273	8,885
	Praxair, Inc.	137,823	7,442
	MeadWestvaco Corp.	221,382	6,183
	Lyondell Chemical Co.	271,636	6,155
	Temple-Inland Inc.	135,652	5,815
	Eastman Chemical Co.	99,670	5,382
	Ashland, Inc.	78,353	5,226
	Bemis Co., Inc.	127,652	3,909
	Sonoco Products Co.	113,983	3,608
	International Flavors & Fragrances, Inc.	94,509	3,330
*	Owens-Illinois, Inc.	186,048	3,118
	Chemtura Corp.	291,733	2,725
*	Smurfit-Stone Container Corp.	108,281	1,185
*	Huntsman Corp.	60,371	1,046
*	The Mosaic Co.	57,116	894
			272,544
Telecommunication Services (4.9%)
	AT&T Inc.	4,735,248	132,066
	Verizon Communications Inc.	3,576,101	119,764
	BellSouth Corp.	2,194,299	79,434
	Alltel Corp.	444,007	28,341
*	Embarq Corp.	171,506	7,030
	CenturyTel, Inc.	150,553	5,593
	Citizens Communications Co.	401,281	5,237
	Telephone & Data Systems, Inc.	40,484	1,676

	PanAmSat Holding Corp.	67,042	1,675
	Telephone & Data Systems, Inc.—Special Common Shares	40,916	1,592
			382,408
Utilities (6.4%)
	Exelon Corp.	814,399	46,282
	Duke Energy Corp.	1,513,359	44,447
	TXU Corp.	536,576	32,082
	Dominion Resources, Inc.	424,201	31,726
	Southern Co.	905,316	29,015
	FirstEnergy Corp.	402,562	21,823
	Public Service Enterprise Group, Inc.	306,592	20,272
	FPL Group, Inc.	457,857	18,946
	Entergy Corp.	253,342	17,924
	PG&E Corp.	429,028	16,852
	American Electric Power Co., Inc.	480,617	16,461
	PPL Corp.	464,141	14,992
	Edison International	377,827	14,735
	Consolidated Edison Inc.	299,261	13,299
	Sempra Energy	284,106	12,921
	Ameren Corp.	248,984	12,574
	Progress Energy, Inc.	292,384	12,534
	Constellation Energy Group, Inc.	217,762	11,872
	Xcel Energy, Inc.	492,598	9,448
*	Mirant Corp.	340,306	9,120
	DTE Energy Co.	216,974	8,840
	KeySpan Corp.	212,828	8,598
	NiSource, Inc.	332,747	7,267
*	NRG Energy, Inc.	125,391	6,041
	Wisconsin Energy Corp.	142,970	5,762
	Pepco Holdings, Inc.	232,184	5,475
	SCANA Corp.	133,691	5,158
	Alliant Energy Corp.	143,072	4,907
	Pinnacle West Capital Corp.	121,133	4,834
	MDU Resources Group, Inc.	131,965	4,831
	ONEOK, Inc.	136,136	4,634
*	Reliant Energy, Inc.	373,613	4,476
	Energy East Corp.	180,695	4,324
	CenterPoint Energy Inc.	342,391	4,280
	DPL Inc.	154,916	4,152
	TECO Energy, Inc.	253,279	3,784
	NSTAR	130,551	3,734
	Equitable Resources, Inc.	90,020	3,016
			501,438
Total Common Stocks
(Cost $6,604,229)			7,856,471

33

Value Index Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.3%)
1 Vanguard Market Liquidity Fund, 5.136%—Note E	21,514,800	21,515
Total Temporary Cash Investments
(Cost $21,515)		21,515
Total Investments (100.2%)
(Cost $6,625,744)		7,877,986
Other Assets and Liabilities (–0.2%)
Other Assets—Note B		39,787
Liabilities—Note E		(56,614)
		(16,827)
Net Assets (100%)		7,861,159

At June 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	7,297,637
Overdistributed Net
Investment Income	(105)
Accumulated Net
Realized Losses	(688,615)
Unrealized Appreciation	1,252,242
Net Assets	7,861,159

Investor Shares—Net Assets
Applicable to 149,520,846 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,502,227
Net Asset Value Per Share—
Investor Shares	$23.42

Admiral Shares—Net Assets
Applicable to 88,210,872 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,066,245
Net Asset Value Per Share—
Admiral Shares	$23.42

Institutional Shares—Net Assets
Applicable to 61,670,470 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,444,613
Net Asset Value Per Share—
Institutional Shares	$23.42

ETF Shares—Net Assets
Applicable to 14,120,497 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	848,074
Net Asset Value Per Share—
ETF Shares	$60.06

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

34

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	97,843
Interest[1]	51
Security Lending	304
Total Income	98,198
Expenses
The Vanguard Group—Note B
Investment Advisory Services	52
Management and Administrative
Investor Shares	3,012
Admiral Shares	813
Institutional Shares	301
ETF Shares	279
Marketing and Distribution
Investor Shares	447
Admiral Shares	227
Institutional Shares	200
ETF Shares	102
Custodian Fees	158
Shareholders’ Reports
Investor Shares	75
Admiral Shares	1
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	5,671
Net Investment Income	92,527
Realized Net Gain (Loss) on Investment Securities Sold	185,225
Change in Unrealized Appreciation (Depreciation) of Investment Securities	171,957
Net Increase (Decrease) in Net Assets Resulting from Operations	449,709

1 Interest income from an affiliated company of the fund was $51,000.

35

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,527	171,933
Realized Net Gain (Loss)	185,225	175,534
Change in Unrealized Appreciation (Depreciation)	171,957	113,026
Net Increase (Decrease) in Net Assets Resulting from Operations	449,709	460,493
Distributions
Net Investment Income
Investor Shares	(38,698)	(87,836)
Admiral Shares	(23,771)	(40,836)
Institutional Shares	(16,185)	(28,491)
ETF Shares	(9,018)	(14,342)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(87,672)	(171,505)
Capital Share Transactions—Note F
Investor Shares	(47,350)	(369,912)
Admiral Shares	87,878	741,688
Institutional Shares	156,660	369,328
ETF Shares	222,501	169,653
Net Increase (Decrease) from Capital Share Transactions	419,689	910,757
Total Increase (Decrease)	781,726	1,199,745
Net Assets
Beginning of Period	7,079,433	5,879,688
End of Period[1]	7,861,159	7,079,433

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($105,000) and ($4,960,000).

36

Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$22.29	$21.35	$18.95	$14.65	$18.90	$22.87
Investment Operations
Net Investment Income	.28	.559	.460	.378	.303	.309
Net Realized and Unrealized
Gain (Loss) on Investments	1.11	.936	2.399	4.294	(4.238)	(2.986)
Total from Investment Operations	1.39	1.495	2.859	4.672	(3.935)	(2.677)
Distributions
Dividends from Net Investment Income	(.26)	(.555)	(.459)	(.372)	(.315)	(.316)
Distributions from Realized Capital Gains	—	—	—	—	—	(.977)
Total Distributions	(.26)	(.555)	(.459)	(.372)	(.315)	(1.293)
Net Asset Value, End of Period	$23.42	$22.29	$21.35	$18.95	$14.65	$18.90

Total Return[1]	6.25%	7.09%	15.29%	32.25%	–20.91%	–11.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,502	$3,376	$3,592	$2,921	$2,197	$3,018
Ratio of Total Expenses to
Average Net Assets	0.21%[2]	0.21%	0.21%	0.23%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.40%[2]	2.63%	2.40%	2.38%	1.80%	1.51%
Portfolio Turnover Rate3	25%[2]	21%	18%	44%[4]	26%	38%

1 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

37

Value Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$22.29	$21.35	$18.95	$14.65	$18.90	$22.87
Investment Operations
Net Investment Income	.292	.581	.479	.392	.315	.318
Net Realized and Unrealized
Gain (Loss) on Investments	1.110	.936	2.399	4.294	(4.238)	(2.986)
Total from Investment Operations	1.402	1.517	2.878	4.686	(3.923)	(2.668)
Distributions
Dividends from Net Investment Income	(.272)	(.577)	(.478)	(.386)	(.327)	(.325)
Distributions from Realized Capital Gains	—	—	—	—	—	(.977)
Total Distributions	(.272)	(.577)	(.478)	(.386)	(.327)	(1.302)
Net Asset Value, End of Period	$23.42	$22.29	$21.35	$18.95	$14.65	$18.90

Total Return	6.30%	7.20%	15.40%	32.36%	–20.85%	–11.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,066	$1,880	$1,075	$773	$480	$587
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.11%	0.11%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.50%[1]	2.72%	2.50%	2.48%	1.88%	1.57%
Portfolio Turnover Rate[2]	25%[1]	21%	18%	44%[3]	26%	38%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

38

Value Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$22.29	$21.35	$18.95	$14.65	$18.90	$22.87
Investment Operations
Net Investment Income	.295	.588	.485	.400	.322	.333
Net Realized and Unrealized Gain (Loss)
on Investments	1.110	.936	2.399	4.294	(4.238)	(2.986)
Total from Investment Operations	1.405	1.524	2.884	4.694	(3.916)	(2.653)
Distributions
Dividends from Net Investment Income	(.275)	(.584)	(.484)	(.394)	(.334)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—	(.977)
Total Distributions	(.275)	(.584)	(.484)	(.394)	(.334)	(1.317)
Net Asset Value, End of Period	$23.42	$22.29	$21.35	$18.95	$14.65	$18.90

Total Return	6.32%	7.23%	15.43%	32.42%	-20.81%	–11.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,445	$1,224	$807	$534	$494	$865
Ratio of Total Expenses to
Average Net Assets	0.08%[1]	0.08%	0.08%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.53%[1]	2.76%	2.53%	2.46%	1.91%	1.63%
Portfolio Turnover Rate[2]	25%[1]	21%	18%	44%[3]	26%	38%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

39

Value Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 26[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	.736	1.489	1.184
Net Realized and Unrealized Gain (Loss)
on Investments	2.880	2.392	4.437
Total from Investment Operations	3.616	3.881	5.621
Distributions
Dividends from Net Investment Income	(.696)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.696)	(1.481)	(1.221)
Net Asset Value, End of Period	$60.06	$57.14	$54.74

Total Return	6.34%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$848	$600	$406
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.11%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.50%[2]	2.72%	2.46%[2]
Portfolio Turnover Rate[3]	25%[2]	21%	18%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

41

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $849,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $244,892,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $629,062,000 to offset future net capital gains of $125,066,000 through December 31, 2010, and $503,996,000 through December 31, 2011. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $1,252,242,000, consisting of unrealized gains of $1,538,662,000 on securities that had risen in value since their purchase and $286,420,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2006, the fund purchased $1,927,947,000 of investment securities and sold $1,507,744,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $20,782,000, for which the fund received cash collateral of $21,515,000.

42

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	377,296	16,336	845,767	39,225
Issued in Lieu of Cash Distributions	36,192	1,559	81,625	3,752
Redeemed	(460,838)	(19,845)	(1,297,304)	(59,768)
Net Increase (Decrease)—Investor Shares	(47,350)	(1,950)	(369,912)	(16,791)

Admiral Shares
Issued	330,636	14,264	1,085,629	49,932
Issued in Lieu of Cash Distributions	20,462	881	34,795	1,589
Redeemed	(263,220)	(11,288)	(378,736)	(17,507)
Net Increase (Decrease)—Admiral Shares	87,878	3,857	741,688	34,014

Institutional Shares
Issued	222,582	9,599	573,464	26,460
Issued in Lieu of Cash Distributions	11,558	498	20,129	921
Redeemed	(77,480)	(3,324)	(224,265)	(10,294)
Net Increase (Decrease)—Institutional Shares	156,660	6,773	369,328	17,087

ETF Shares
Issued	774,244	12,819	208,091	3,779
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(551,743)	(9,200)	(38,438)	(700)
Net Increase (Decrease)—ETF Shares	222,501	3,619	169,653	3,079

43

Large-Cap Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	752	751	4,980
Median Market Cap	$40.9B	$40.9B	$67.1B
Price/Earnings Ratio	17.1x	17.1x	19.5x
Price/Book Ratio	2.7x	2.7x	2.8x
Yield		1.9%	1.7%
Investor Shares	1.7%
Admiral Shares	1.7%
Institutional Shares	1.8%
ETF Shares	1.8%
Return on Equity	18.4%	18.4%	16.9%
Earnings Growth Rate	16.0%	16.0%	9.9%
Foreign Holdings	0.0%	0.0%	2.0%
Turnover Rate	15%[3]	—	—
Expense Ratio		—	—
Investor Shares	0.20%[3]
Admiral Shares	0.12%[3]
Institutional Shares	0.08%[3]
ETF Shares	0.07%[3]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11%	11%	11%
Consumer Staples	9	9	8
Energy	10	10	10
Financials	22	22	22
Health Care	12	12	12
Industrials	11	11	12
Information Technology	15	15	15
Materials	3	3	3
Telecommunication Services	3	3	3
Utilities	4	4	4

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	3.0%
General Electric Co.	industrial conglomerates	2.7
Citigroup, Inc.	diversified financial services	1.9
Bank of America Corp.	diversified financial services	1.8
Microsoft Corp.	systems software	1.7
The Procter & Gamble Co.	household products	1.4
Johnson & Johnson	pharmaceuticals	1.4
Pfizer Inc.	pharmaceuticals	1.4
Altria Group, Inc.	tobacco	1.2
JPMorgan Chase & Co.	diversified financial services	1.2
Top Ten		17.7%

1 MSCI US Prime Market 750 Index.

2 Dow Jones Wilshire 5000 Index.

3 Annualized.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 70 for a glossary of investment terms.

45

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

			Since
	Inception Date	One Year	Inception
Large-Cap Index Fund
Investor Shares[2]	1/30/2004	9.11%	7.46%
Admiral Shares	2/2/2004	9.18	7.43
Institutional Shares	6/30/2005	9.23	—
ETF Shares	1/27/2004
Market Price		9.41	7.11
Net Asset Value		9.27	7.06

1 Six months ended June 30, 2006.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Note: See Financial Highlights tables on pages 48 through 51 for dividend and capital gains information.

Large-Cap Index Fund

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Statement of Operations	Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	5,307
Interest[1]	44
Security Lending	9
Total Income	5,360
Expenses
The Vanguard Group—Note B
Investment Advisory Services	17
Management and Administrative
Investor Shares	77
Admiral Shares	30
Institutional Shares	2
ETF Shares	17
Marketing and Distribution
Investor Shares	15
Admiral Shares	10
Institutional Shares	12
ETF Shares	32
Custodian Fees	88
Shareholders’ Reports
Investor Shares	4
Admiral Shares	—
Institutional Shares	—
ETF Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	304
Net Investment Income	5,056
Realized Net Gain (Loss)
Investment Securities Sold	1,645
Futures Contracts	(88)
Realized Net Gain (Loss)	1,557
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,948
Futures Contracts	82
Change in Unrealized Appreciation (Depreciation)	5,030
Net Increase (Decrease) in Net Assets Resulting from Operations	11,643

1 Interest income from an affiliated company of the fund was $43,000.

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,056	5,011
Realized Net Gain (Loss)	1,557	6,528
Change in Unrealized Appreciation (Depreciation)	5,030	10,132
Net Increase (Decrease) in Net Assets Resulting from Operations	11,643	21,671
Distributions
Net Investment Income
Investor Shares	(938)	(1,158)
Admiral Shares	(823)	(903)
Institutional Shares	(614)	(690)
ETF Shares	(2,466)	(2,238)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,841)	(4,989)
Capital Share Transactions—Note F
Investor Shares	46,017	45,501
Admiral Shares	48,785	41,233
Institutional Shares	(25,249)	81,404
ETF Shares	161,070	122,557
Net Increase (Decrease) from Capital Share Transactions	230,623	290,695
Total Increase (Decrease)	237,425	307,377
Net Assets
Beginning of Period	426,206	118,829
End of Period[1]	663,631	426,206

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $192,000 and ($23,000).

Large-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months	Year
	Ended	Ended	Jan. 30[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.18	.328	.39[2]
Net Realized and Unrealized Gain (Loss) on Investments	.43	.970	1.41
Total from Investment Operations	.61	1.298	1.80
Distributions
Dividends from Net Investment Income	(.17)	(.328)	(.39)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.17)	(.328)	(.39)
Net Asset Value, End of Period	$22.82	$22.38	$21.41

Total Return[3]	2.72%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$141	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%[4]	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.68%[4]	1.72%	1.92%[2,4]
Portfolio Turnover Rate[5]	15%[4]	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Large-Cap Index Fund

Admiral Shares
	Six Months	Year
	Ended	Ended	Feb. 2[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.234	.431	.501[2]
Net Realized and Unrealized Gain (Loss) on Investments	.541	1.209	1.692
Total from Investment Operations	.775	1.640	2.193
Distributions
Dividends from Net Investment Income	(.225)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.225)	(.430)	(.503)
Net Asset Value, End of Period	$28.53	$27.98	$26.77

Total Return	2.77%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$121	$71	$27
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.76%[3]	1.80%	2.00%[2,3]
Portfolio Turnover Rate[4]	15%[3]	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Large-Cap Index Fund

Institutional Shares
	Six Months
	Ended	June 30[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005
Net Asset Value, Beginning of Period	$115.14	$109.32
Investment Operations
Net Investment Income	.980	.989
Net Realized and Unrealized Gain (Loss) on Investments	2.222	5.863
Total from Investment Operations	3.202	6.852
Distributions
Dividends from Net Investment Income	(.942)	(1.032)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.942)	(1.032)
Net Asset Value, End of Period	$117.40	$115.14

Total Return	2.78%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$61	$83
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.80%[2]	1.83%[2]
Portfolio Turnover Rate[3]	15%[2]	9%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Large-Cap Index Fund

ETF Shares
	Six Months	Year
	Ended	Ended	Jan. 27[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004
Net Asset Value, Beginning of Period	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	.477	.873	.958[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.071	2.410	2.983
Total from Investment Operations	1.548	3.283	3.941
Distributions
Dividends from Net Investment Income	(.458)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.458)	(.873)	(.961)
Net Asset Value, End of Period	$56.49	$55.40	$52.99

Total Return	2.79%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$341	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.81%[3]	1.84%	2.00%[2,3]
Portfolio Turnover Rate[4]	15%[3]	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been relected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $70,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $1,442,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $135,000 to offset future net capital gains of $10,000 through December 31, 2013, and $125,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $21,725,000, consisting of unrealized gains of $46,347,000 on securities that had risen in value since their purchase and $24,622,000 in unrealized losses on securities that had fallen in value since their purchase.

Large-Cap Index Fund

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	11	3,518	82

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $276,040,000 of investment securities and sold $49,176,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $968,000, for which the fund received cash collateral of $1,000,000.

F. Capital shares transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	75,197	3,263	85,929	3,998
Issued in Lieu of Cash Distributions	838	37	1,053	48
Redeemed	(30,018)	(1,303)	(41,481)	(1,917)
Net Increase (Decrease)—Investor Shares	46,017	1,997	45,501	2,129

Admiral Shares
Issued	56,033	1,953	58,468	2,172
Issued in Lieu of Cash Distributions	713	25	765	28
Redeemed	(7,961)	(277)	(18,000)	(657)
Net Increase (Decrease)—Admiral Shares	48,785	1,701	41,233	1,543

Institutional Shares
Issued	6,137	52	81,014	721
Issued in Lieu of Cash Distributions	614	5	690	6
Redeemed	(32,000)	(266)	(300)	(3)
Net Increase (Decrease)—Institutional Shares	(25,249)	(209)	81,404	724

ETF Shares
Issued	166,913	2,923	160,245	3,006
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,843)	(100)	(37,688)	(700)
Net Increase (Decrease)—ETF Shares	161,070	2,823	122,557	2,306

Total Stock Market Index Fund

Fund Profile

As of June 30, 2006

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,772	3,997
Median Market Cap	$27.9B	$27.9B
Price/Earnings Ratio	17.8x	17.8x
Price/Book Ratio	2.7x	2.7x
Yield		1.8%
Investor Shares	1.6%
Admiral Shares	1.7%
Institutional Shares	1.8%
ETF Shares	1.8%
Return on Equity	17.5%	17.5%
Earnings Growth Rate	15.8%	15.8%
Foreign Holdings	0.1%	0.0%
Turnover Rate	4%[2]	—
Expense Ratio		—
Investor Shares	0.19%[2]
Admiral Shares	0.09%[2]
Institutional Shares	0.06%[2]
ETF Shares	0.07%[2]
Short-Term Reserves	0%	—

Sector Diversification (% of portfolio)
		Target
	Fund	Index[1]
Consumer Discretionary	11%	11%
Consumer Staples	8	8
Energy	10	10
Financials	22	22
Health Care	12	12
Industrials	12	12
Information Technology	15	15
Materials	3	3
Telecommunication Services	3	3
Utilities	4	4

Volatility Measures
		Spliced
	Fund	Index[3]
R-Squared	1.00	1.00
Beta	1.00	1.00

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil and gas	2.6%
General Electric Co.	industrial conglomerates	2.4
Citigroup, Inc.	diversified financial services	1.6
Bank of America Corp.	diversified financial services	1.5
Microsoft Corp.	systems software	1.5
The Procter & Gamble Co.	household products	1.3
Johnson & Johnson	pharmaceuticals	1.2
Pfizer Inc.	pharmaceuticals	1.2
Altria Group, Inc.	tobacco	1.0
JPMorgan Chase & Co.	diversified financial services	1.0
Top Ten		15.3%

1 MSCI US Broad Market Index.

2 Annualized.

3 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

4 “Ten Largest Holdings” excludes any temporary cash investments and equity index products. See page 70 for a glossary of investment terms.

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1995–June 30, 2006

Average Annual Total Returns: Periods Ended June 30, 2006

	Inception Date	One Year	Five Years	Ten Years
Total Stock Market Index Fund
Investor Shares[3]	4/27/1992	9.74%	3.84%	8.39%
Admiral Shares	11/13/2000	9.85	3.91	1.934
Institutional Shares	7/7/1997	9.88	3.96	6.114
ETF Shares	5/24/2001
Market Price		9.93	3.88	2.894
Net Asset Value		9.88	3.91	2.894

1 Six months ended June 30, 2006.

2 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

4 Since inception.

Note: See Financial Highlights tables on pages 59 through 62 for dividend and capital gains information.

Total Stock Market Index Fund

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Statement of Operations	Six Months Ended
June 30, 2006
($000)
Investment Income
Income
Dividends	603,863
Interest[1]	13,403
Security Lending	10,158
Total Income	627,424
Expenses
The Vanguard Group—Note B
Investment Advisory Services	366
Management and Administrative
Investor Shares	25,330
Admiral Shares	7,076
Institutional Shares	1,285
ETF Shares	1,151
Marketing and Distribution
Investor Shares	4,248
Admiral Shares	2,006
Institutional Shares	1,668
ETF Shares	873
Custodian Fees	164
Shareholders’ Reports
Investor Shares	431
Admiral Shares	8
Institutional Shares	3
ETF Shares	—
Trustees’ Fees and Expenses	31
Total Expenses	44,640
Net Investment Income	582,784
Realized Net Gain (Loss)
Investment Securities Sold	611,188
Futures Contracts	(5,524)
Realized Net Gain (Loss)	605,664
Change in Unrealized Appreciation (Depreciation)
Investment Securities	931,968
Futures Contracts	9,492
Change in Unrealized Appreciation (Depreciation)	941,460
Net Increase (Decrease) in Net Assets Resulting from Operations	2,129,908

1 Interest income from an affiliated company of the fund was $12,649,000.

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	Dec. 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	582,784	1,021,105
Realized Net Gain (Loss)	605,664	884,002
Change in Unrealized Appreciation (Depreciation)	941,460	1,914,235
Net Increase (Decrease) in Net Assets Resulting from Operations	2,129,908	3,819,342
Distributions
Net Investment Income
Investor Shares	(252,103)	(492,891)
Admiral Shares	(184,574)	(279,702)
Institutional Shares	(85,881)	(182,775)
ETF Shares	(49,055)	(85,117)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(571,613)	(1,040,485)
Capital Share Transactions—Note F
Investor Shares	3,310,291	(3,262,694)
Admiral Shares	1,894,715	8,753,801
Institutional Shares	510,022	(996,643)
ETF Shares	(89,743)	1,132,118
Net Increase (Decrease) from Capital Share Transactions	5,625,285	5,626,582
Total Increase (Decrease)	7,183,580	8,405,439
Net Assets
Beginning of Period	65,419,573	57,014,134
End of Period[1]	72,603,153	65,419,573

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($42,528,000) and ($53,699,000).

Total Stock Market Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$30.00	$28.77	$25.99	$20.07	$25.74	$29.26
Investment Operations
Net Investment Income	.25	.466	.445[1]	.325	.295	.310
Net Realized and Unrealized
Gain (Loss) on Investments	.73	1.237	2.780	5.922	(5.672)	(3.533)
Total from Investment Operations	.98	1.703	3.225	6.247	(5.377)	(3.223)
Distributions
Dividends from Net Investment Income	(.24)	(.473)	(.445)	(.327)	(.293)	(.297)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.24)	(.473)	(.445)	(.327)	(.293)	(.297)
Net Asset Value, End of Period	$30.74	$30.00	$28.77	$25.99	$20.07	$25.74

Total Return[2]	3.27%	5.98%	12.52%	31.35%	–20.96%	–10.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,798	$29,785	$31,718	$24,059	$14,254	$15,781
Ratio of Total Expenses to
Average Net Assets	0.19%[3]	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.61%[3]	1.62%	1.70%[1]	1.49%	1.32%	1.11%
Portfolio Turnover Rate[4]	4%[3]	12%[5]	4%	2%	2%	3%

1 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Includes activity related to change in the fund’s target index.

Total Stock Market Index Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$30.00	$28.77	$25.99	$20.07	$25.75	$29.26
Investment Operations
Net Investment Income	.262	.495	.468[1]	.336	.296	.332
Net Realized and Unrealized Gain (Loss)
on Investments	.734	1.237	2.780	5.922	(5.672)	(3.533)
Total from Investment Operations	.996	1.732	3.248	6.258	(5.376)	(3.201)
Distributions
Dividends from Net Investment Income	(.256)	(.502)	(.468)	(.338)	(.304)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.256)	(.502)	(.468)	(.338)	(.304)	(.309)
Net Asset Value, End of Period	$30.74	$30.00	$28.77	$25.99	$20.07	$25.75

Total Return	3.32%	6.09%	12.61%	31.42%	–20.95%	–10.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,728	$20,347	$10,856	$7,969	$4,069	$3,894
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.10%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.71%[2]	1.72%	1.79%[1]	1.54%	1.39%	1.17%
Portfolio Turnover Rate[3]	4%[2]	12%[4]	4%	2%	2%	3%

1 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to change in the fund’s target index.

Total Stock Market Index Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$30.00	$28.77	$26.00	$20.07	$25.75	$29.27
Investment Operations
Net Investment Income	.27	.504	.465[1]	.360	.311	.341
Net Realized and Unrealized Gain (Loss)
on Investments	.73	1.237	2.780	5.922	(5.672)	(3.533)
Total from Investment Operations	1.00	1.741	3.245	6.282	(5.361)	(3.192)
Distributions
Dividends from Net Investment Income	(.26)	(.511)	(.475)	(.352)	(.319)	(.328)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.26)	(.511)	(.475)	(.352)	(.319)	(.328)
Net Asset Value, End of Period	$30.74	$30.00	$28.77	$26.00	$20.07	$25.75

Total Return	3.33%	6.12%	12.60%	31.55%	–20.90%	–10.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,423	$9,676	$10,181	$8,000	$4,466	$4,217
Ratio of Total Expenses to
Average Net Assets	0.06%[2]	0.06%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.74%[2]	1.75%	1.82%[1]	1.62%	1.45%	1.23%
Portfolio Turnover Rate[3]	4%[2]	12%[4]	4%	2%	2%	3%

1 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to change in the fund’s target index.

Total Stock Market Index Fund

ETF Shares
	Six Months
	Ended					May 24[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$123.25	$118.21	$106.81	$ 82.47	$105.80	$118.46
Investment Operations
Net Investment Income	1.087	2.053	1.893[2]	1.381	1.259	.843
Net Realized and Unrealized Gain
(Loss)on Investments	3.024	5.070	11.409	24.341	(23.337)	(12.515)
Total from Investment Operations	4.111	7.123	13.302	25.722	(22.078)	(11.672)
Distributions
Dividends from Net Investment Income	(1.061)	(2.083)	(1.902)	(1.382)	(1.252)	(.988)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.061)	(2.083)	(1.902)	(1.382)	(1.252)	(.988)
Net Asset Value, End of Period	$126.30	$123.25	$118.21	$106.81	$ 82.47	$105.80

Total Return	3.33%	6.10%	12.57%	31.43%	–20.94%	–9.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,654	$5,612	$4,259	$2,517	$1,290	$1,195
Ratio of Total Expenses to
Average Net Assets	0.07%[3]	0.07%	0.13%	0.15%	0.15%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.73%[3]	1.74%	1.79%[2]	1.54%	1.38%	1.26%[3]
Portfolio Turnover Rate[4]	4%[3]	12%[5]	4%	2%	2%	3%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Includes activity related to change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. ETF Shares were known as VIPER Shares prior to July 6, 2006. The name change to ETF Shares has been reflected throughout these financial statements. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund,

Total Stock Market Index Fund

and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2006, the fund had contributed capital of $7,856,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2006, the fund realized $725,244,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2005, the fund had available realized losses of $1,772,911,000 to offset future net capital gains of $159,503,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, and $762,621,000 through December 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2006; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2006, net unrealized appreciation of investment securities for tax purposes was $11,548,511,000, consisting of unrealized gains of $15,917,891,000 on securities that had risen in value since their purchase and $4,369,380,000 in unrealized losses on securities that had fallen in value since their purchase.

Total Stock Market Index Fund

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the unrealized appreciation (depreciation) were:

		000
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1,014	324,328	2,088
S&P MidCap 400 Index	79	30,478	708
Russell 2000 Index	24	8,778	147

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended June 30, 2006, the fund purchased $8,511,832,000 of investment securities and sold $2,689,034,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at June 30, 2006, was $671,624,000, for which the fund received cash collateral of $709,151,000.

F. Capital shares transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2006		December 31, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	5,909,431	190,266	7,781,034	271,046
Issued in Lieu of Cash Distributions	245,431	7,983	475,620	16,376
Redeemed	(2,844,571)	(91,651)	(11,519,348)	(397,028)
Net Increase (Decrease)—Investor Shares	3,310,291	106,598	(3,262,694)	(109,606)

Admiral Shares
Issued	3,258,683	104,913	10,856,280	373,688
Issued in Lieu of Cash Distributions	163,098	5,303	243,918	8,320
Redeemed	(1,527,066)	(49,115)	(2,346,397)	(81,096)
Net Increase (Decrease)—Admiral Shares	1,894,715	61,101	8,753,801	300,912

Institutional Shares
Issued	1,511,082	48,799	3,143,480	108,962
Issued in Lieu of Cash Distributions	70,766	2,300	158,269	5,452
Redeemed	(1,071,826)	(34,582)	(4,298,392)	(145,714)
Net Increase (Decrease)—Institutional Shares	510,022	16,517	(996,643)	(31,300)

ETF Shares
Issued	871,791	6,837	1,168,417	9,801
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(961,534)	(7,600)	(36,299)	(300)
Net Increase (Decrease)—ETF Shares	(89,743)	(763)	1,132,118	9,501

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2005	6/30/2006	Period[1]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$992.30	$1.09
Admiral Shares	1,000.00	992.84	0.54
Institutional Shares	1,000.00	992.98	0.40
ETF Shares	1,000.00	992.86	0.54
Value
Investor Shares	$1,000.00	$1,062.49	$1.07
Admiral Shares	1,000.00	1,063.04	0.56
Institutional Shares	1,000.00	1,063.18	0.41
ETF Shares	1,000.00	1,063.41	0.56
Large-Cap Stock
Investor Shares	$1,000.00	$1,027.25	$1.01
Admiral Shares	1,000.00	1,027.69	0.60
Institutional Shares	1,000.00	1,027.80	0.40
ETF Shares	1,000.00	1,027.92	0.35
Total Stock Market
Investor Shares	$1,000.00	$1,033.35	$0.96
Admiral Shares	1,000.00	1,033.21	0.45
Institutional Shares	1,000.00	1,033.34	0.30
ETF Shares	1,000.00	1,033.35	0.35

1 The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.22% for the Growth Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for ETF Shares; 0.21% for the Value Index Fund Investor Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.11% for ETF Shares; 0.20% for the Large-Cap Index Fund Investor Shares, 0.12% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for ETF Shares; 0.19% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.06% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended June 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2005	6/30/2006	Period[1]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.25	0.55
Value
Investor Shares	$1,000.00	$1,023.75	$1.05
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.25	0.55
Large-Cap Stock
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.45	0.35
Total Stock Market
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.45	0.35

1 Amounts in this table are calculated in the manner described in the footnote on page 67.

Trustees Renew Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has approved the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summaries section of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
141 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
141 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
141 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
141 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
141 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
141 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
141 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
141 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
141 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
141 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard ETF, Admiral, VIPER, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone > 800-952-3335	respective owners.

All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.
The funds or securities referred to herein that are
offered by The Vanguard Group and track an MSCI Index
are not sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds or
securities. For such funds or securities, the prospectus or
the Statement of Additional Information contains a more	You can review and copy information about your fund
detailed description of the limited relationship MSCI has	at the SEC’s Public Reference Room in Washington, D.C.
with The Vanguard Group.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082006

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets (unaudited)

As of June 30, 2006

The Statement of Net Assets should be read in conjunction with the Statement of Operations,

Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.8%)
	Time Warner, Inc.	231,859	4,011
	Home Depot, Inc.	111,143	3,978
	The Walt Disney Co.	109,762	3,293
	Lowe’s Cos., Inc.	39,111	2,373
*	Comcast Corp. Class A	67,898	2,223
	McDonald’s Corp.	65,853	2,213
	Target Corp.	43,571	2,129
	News Corp., Class A	97,564	1,871
*	Starbucks Corp.	39,997	1,510
*	Comcast Corp. Special Class A	40,199	1,318
*	Viacom Inc. Class B	35,209	1,262
	Best Buy Co., Inc.	21,942	1,203
	Federated Department Stores, Inc.	28,580	1,046
	Carnival Corp.	23,499	981
	The McGraw-Hill Cos., Inc.	19,207	965
*	Kohl’s Corp.	16,304	964
	CBS Corp.	35,126	950
	Staples, Inc.	38,245	930
	Omnicom Group Inc.	9,392	837
	Johnson Controls, Inc.	10,162	836
	J.C. Penney Co., Inc. (Holding Co.)	12,262	828
	Clear Channel Communications, Inc.	25,608	793
	NIKE, Inc. Class B	9,701	786
	Harley-Davidson, Inc.	14,286	784
	Yum! Brands, Inc.	14,294	719
*	Sears Holdings Corp.	4,625	716
^	General Motors Corp.	23,694	706
	Marriott International, Inc. Class A	18,320	698
	Gannett Co., Inc.	12,436	696
	Starwood Hotels & Resorts Worldwide, Inc.	11,439	690
	International Game Technology	17,699	671
	Harrah’s Entertainment, Inc.	9,142	651

	Ford Motor Co.	93,653	649
*	Amazon.com, Inc.	16,386	634
*	DIRECTV Group, Inc.	36,903	609
*	Liberty Media–Interactive A	35,181	607
*	Coach, Inc.	20,167	603
*	Liberty Media Capital A	7,094	594
*	Office Depot, Inc.	15,531	590
	News Corp., Class B	29,129	588
	TJX Cos., Inc.	24,235	554
	Fortune Brands, Inc.	7,730	549
	The Gap, Inc.	31,425	547
	Hilton Hotels Corp.	19,142	541
*	Bed Bath & Beyond, Inc.	15,577	517
	Limited Brands, Inc.	18,919	484
*	Las Vegas Sands Corp.	5,628	438
	Nordstrom, Inc.	11,319	413
*	Apollo Group, Inc. Class A	7,687	397
	H & R Block, Inc.	16,234	387
	Genuine Parts Co.	9,080	378
*	Univision Communications Inc.	11,237	376
	Newell Rubbermaid, Inc.	14,342	370
	Eastman Kodak Co.	14,980	356
	NTL Inc.	14,229	354
	Wendy’s International, Inc.	6,049	353
	D. R. Horton, Inc.	14,723	351
	Black & Decker Corp.	4,117	348
	Mattel, Inc.	20,425	337
	Whirlpool Corp.	4,048	335
	Garmin Ltd.	3,170	334
*	EchoStar Communications Corp. Class A	10,767	332
	Pulte Homes, Inc.	11,504	331
	Centex Corp.	6,395	322
	VF Corp.	4,605	313
*^	Sirius Satellite Radio, Inc.	65,029	309
*	IAC/InterActiveCorp	11,619	308
	Darden Restaurants Inc.	7,509	296
	Lennar Corp. Class A	6,570	292
	Tribune Co.	8,847	287

1

			Market
			Value•
		Shares	($000)
	Sherwin-Williams Co.	6,039	287
	Harman International Industries, Inc.	3,330	284
	Michaels Stores, Inc.	6,759	279
*	MGM Mirage, Inc.	6,654	271
*	AutoZone Inc.	3,075	271
	Abercrombie & Fitch Co.	4,607	255
	Royal Caribbean Cruises, Ltd.	6,662	255
	Circuit City Stores, Inc.	9,344	254
*	Chico’s FAS, Inc.	9,399	254
	Tiffany & Co.	7,506	248
	Cablevision Systems NY Group Class A	11,402	245
*	Liberty Global, Inc. Class A	11,311	243
*	Lamar Advertising Co. Class A	4,494	242
	American Eagle Outfitters, Inc.	7,061	240
	Leggett & Platt, Inc.	9,618	240
	GTECH Holdings Corp.	6,662	232
*	Liberty Global, Inc. Series C	11,060	227
	Washington Post Co. Class B	290	226
	Dollar General Corp.	15,575	218
	Ross Stores, Inc.	7,495	210
	Liz Claiborne, Inc.	5,525	205
*	Mohawk Industries, Inc.	2,883	203
	E.W. Scripps Co. Class A	4,653	201
	The Stanley Works	4,192	198
*	XM Satellite Radio Holdings, Inc.	13,500	198
	Foot Locker, Inc.	8,075	198
	Station Casinos, Inc.	2,870	195
	BorgWarner, Inc.	2,967	193
*	Discovery Holding Co. Class A	13,193	193
	Jones Apparel Group, Inc.	6,064	193
*	CarMax, Inc.	5,420	192
	KB Home	4,165	191
*	Interpublic Group of Cos., Inc.	22,700	190
	PETsMART, Inc.	7,391	189
*	Expedia, Inc.	12,632	189
*	Wynn Resorts Ltd.	2,575	189
	Family Dollar Stores, Inc.	7,655	187
*	Getty Images, Inc.	2,822	179
	Williams-Sonoma, Inc.	5,172	176
	Polo Ralph Lauren Corp.	3,183	175
	New York Times Co. Class A	7,079	174
*	AutoNation, Inc.	7,809	167
	Brunswick Corp.	4,969	165
	Advance Auto Parts, Inc.	5,678	164
	Brinker International, Inc.	4,512	164
	ServiceMaster Co.	15,390	159
*	Toll Brothers, Inc.	6,024	154
*	Career Education Corp.	5,117	153
	Hasbro, Inc.	8,397	152
*	R.H. Donnelley Corp.	2,687	145
*	Dollar Tree Stores, Inc.	5,337	141
*	NVR, Inc.	255	125
	OSI Restaurant Partners, Inc.	3,567	123

	The McClatchy Co. Class A	2,834	114
	Weight Watchers International, Inc.	2,593	106
	Gentex Corp.	7,571	106
	Dow Jones & Co., Inc.	2,788	98
	RadioShack Corp.	6,642	93
	Boyd Gaming Corp.	2,278	92
*	Urban Outfitters, Inc.	5,192	91
	Belo Corp. Class A	4,980	78
	International Speedway Corp.	1,580	73
	Regal Entertainment Group Class A	2,684	55
*	DreamWorks Animation SKG, Inc.	2,093	48
			71,769
Consumer Staples (9.0%)
	The Procter & Gamble Co.	172,566	9,595
	Altria Group, Inc.	109,364	8,031
	Wal-Mart Stores, Inc.	131,181	6,319
	PepsiCo, Inc.	86,953	5,221
	The Coca-Cola Co.	111,828	4,811
	Walgreen Co.	53,087	2,380
	Anheuser-Busch Cos., Inc.	40,896	1,864
	Colgate-Palmolive Co.	27,018	1,618
	Kimberly-Clark Corp.	24,181	1,492
	Costco Wholesale Corp.	24,837	1,419
	CVS Corp.	42,853	1,316
	Archer-Daniels-Midland Co.	30,806	1,272
	Sysco Corp.	32,554	995
	General Mills, Inc.	17,656	912
	The Kroger Co.	36,184	791
	Avon Products, Inc.	23,663	734
	H.J. Heinz Co.	17,616	726
	Kellogg Co.	13,838	670
	Sara Lee Corp.	39,711	636
	Safeway, Inc.	23,524	612
	ConAgra Foods, Inc.	27,087	599
	Reynolds American Inc.	4,709	543
	The Hershey Co.	8,840	487
	The Clorox Co.	7,829	477
	Whole Foods Market, Inc.	7,318	473
	Campbell Soup Co.	12,003	445
	UST, Inc.	8,476	383
	Kraft Foods Inc.	11,495	355
	SuperValu Inc.	11,054	339
	Bunge Ltd.	5,729	288
	Wm. Wrigley Jr. Co.	6,215	282
	Coca-Cola Enterprises, Inc.	13,699	279
*	Dean Foods Co.	7,056	262
*	Constellation Brands, Inc. Class A	10,389	260
	Molson Coors Brewing Co. Class B	3,701	251
	Carolina Group	4,855	249
	Estee Lauder Cos. Class A	6,269	242
	The Pepsi Bottling Group, Inc.	7,386	237

2

			Market
			Value•
		Shares	($000)
	McCormick & Co., Inc.	6,183	207
	Alberto-Culver Co. Class B	4,122	201
	Tyson Foods, Inc.	12,625	188
*	Energizer Holdings, Inc.	3,149	184
	Brown-Forman Corp. Class B	2,376	170
*	Smithfield Foods, Inc.	5,310	153
	Hormel Foods Corp.	3,953	147
	J.M. Smucker Co.	2,896	129
	PepsiAmericas, Inc.	3,567	79
	Wm. Wrigley Jr. Co. Class B	1,719	78
			59,401
Energy (10.2%)
	ExxonMobil Corp.	320,435	19,659
	Chevron Corp.	116,826	7,250
	ConocoPhillips Co.	82,251	5,390
	Schlumberger Ltd.	61,992	4,036
	Occidental Petroleum Corp.	22,638	2,322
	Valero Energy Corp.	32,634	2,171
	Halliburton Co.	27,109	2,012
	Marathon Oil Corp.	19,294	1,607
	Baker Hughes, Inc.	17,921	1,467
*	Transocean Inc.	16,998	1,365
	Devon Energy Corp.	22,054	1,332
	Apache Corp.	17,317	1,182
	Anadarko Petroleum Corp.	23,286	1,110
*	Weatherford International Ltd.	18,954	940
	EOG Resources, Inc.	12,732	883
	XTO Energy, Inc.	18,179	805
	Kerr-McGee Corp.	11,559	802
	Peabody Energy Corp.	13,850	772
	GlobalSantaFe Corp.	12,839	741
	Williams Cos., Inc.	30,061	702
	Hess Corp.	13,241	700
	BJ Services Co.	16,939	631
	Chesapeake Energy Corp.	20,805	629
*	National Oilwell Varco Inc.	9,159	580
	Kinder Morgan, Inc.	5,676	567
*	Nabors Industries, Inc.	16,499	557
	El Paso Corp.	36,383	546
	Noble Corp.	6,932	516
	Smith International, Inc.	11,172	497
	Murphy Oil Corp.	8,799	492
	Sunoco, Inc.	6,942	481
*	Ultra Petroleum Corp.	8,083	479
	CONSOL Energy, Inc.	9,712	454
	Noble Energy, Inc.	9,392	440
	ENSCO International, Inc.	8,079	372
*	Newfield Exploration Co.	6,749	330
	Pioneer Natural Resources Co.	6,695	311
*	Grant Prideco, Inc.	6,808	305
*	Cameron International Corp.	6,009	287
	Arch Coal, Inc.	6,734	285
	Diamond Offshore Drilling, Inc.	3,350	281
*	Southwestern Energy Co.	8,721	272
	Tesoro Petroleum Corp.	3,652	272
*	Pride International, Inc.	8,465	264

	Patterson-UTI Energy, Inc.	9,030	256
	Rowan Cos., Inc.	5,725	204
	Cimarex Energy Co.	4,341	187
	Pogo Producing Co.	3,123	144
*	CNX Gas Corp.	1,587	48
			67,935
Financials (21.7%)
	Citigroup, Inc.	261,911	12,635
	Bank of America Corp.	243,895	11,731
	JPMorgan Chase & Co.	182,905	7,682
	American International Group, Inc.	115,814	6,839
	Wells Fargo & Co.	84,369	5,659
	Wachovia Corp.	85,449	4,621
	Merrill Lynch & Co., Inc.	47,010	3,270
	Morgan Stanley	50,712	3,206
	The Goldman Sachs Group, Inc.	20,736	3,119
	American Express Co.	58,606	3,119
	U.S. Bancorp	94,541	2,919
	Fannie Mae	50,871	2,447
	Washington Mutual, Inc.	51,977	2,369
	Freddie Mac	36,285	2,069
	MetLife, Inc.	39,850	2,041
	Prudential Financial, Inc.	25,937	2,015
	The Allstate Corp.	32,187	1,762
	The St. Paul Travelers Cos. Inc.	36,514	1,628
	Lehman Brothers Holdings, Inc.	24,082	1,569
	SunTrust Banks, Inc.	18,117	1,382
	Capital One Financial Corp.	15,860	1,355
	The Hartford Financial Services Group Inc.	15,921	1,347
*	Berkshire Hathaway Inc. Class B	441	1,342
	The Bank of New York Co., Inc.	40,491	1,304
	AFLAC Inc.	26,176	1,213
	Countrywide Financial Corp.	31,645	1,205
	BB&T Corp.	28,822	1,199
	National City Corp.	32,280	1,168
	SLM Corp.	21,740	1,150
	The Chubb Corp.	21,774	1,087
	PNC Financial Services Group	15,373	1,079
	Golden West Financial Corp.	13,794	1,024
	State Street Corp.	17,575	1,021
	Progressive Corp. of Ohio	39,295	1,010
	Simon Property Group, Inc. REIT	11,850	983
	Fifth Third Bancorp	24,888	920
	Charles Schwab Corp.	57,341	916
	The Chicago Mercantile Exchange	1,822	895
	ACE Ltd.	17,023	861
	Lincoln National Corp.	14,864	839

3

			Market
			Value•
		Shares	($000)
	Genworth Financial Inc.	23,945	834
	Bear Stearns Co., Inc.	5,930	831
	Franklin Resources Corp.	9,486	823
	The Principal Financial Group, Inc.	14,699	818
	Regions Financial Corp.	24,024	796
	KeyCorp	21,257	758
	Mellon Financial Corp.	21,633	745
	Marsh & McLennan Cos., Inc.	27,268	733
	North Fork Bancorp, Inc.	24,246	732
	Equity Office Properties Trust REIT	19,903	727
	Loews Corp.	20,473	726
	Moody’s Corp.	12,858	700
	Equity Residential REIT	15,250	682
	ProLogis REIT	12,853	670
	Vornado Realty Trust REIT	6,646	648
	Legg Mason Inc.	6,416	639
	Archstone-Smith Trust REIT	11,096	564
	XL Capital Ltd. Class A	9,192	563
	CIT Group Inc.	10,411	544
	Marshall & Ilsley Corp.	11,771	538
	Northern Trust Corp.	9,707	537
	Host Marriott Corp. REIT	24,448	535
	Aon Corp.	15,132	527
	Ameriprise Financial, Inc.	11,755	525
	General Growth Properties Inc. REIT	11,268	508
	Boston Properties, Inc. REIT	5,599	506
	T. Rowe Price Group Inc.	13,104	495
	AmSouth Bancorp	18,104	479
	Ambac Financial Group, Inc.	5,602	454
*	E*TRADE Financial Corp.	19,741	450
	Comerica, Inc.	8,540	444
	Avalonbay Communities, Inc. REIT	3,902	432
	M & T Bank Corp.	3,565	420
	Kimco Realty Corp. REIT	11,348	414
	MBIA, Inc.	7,042	412
	Cincinnati Financial Corp.	8,683	408
	Zions Bancorp	5,235	408
	Sovereign Bancorp, Inc.	19,587	398
	Hudson City Bancorp, Inc.	29,161	389
	Safeco Corp.	6,505	367
	Fidelity National Financial, Inc.	9,064	353
	Synovus Financial Corp.	13,147	352
	Plum Creek Timber Co. Inc. REIT	9,686	344
	Compass Bancshares Inc.	6,161	343
	Public Storage, Inc. REIT	4,368	332
	Torchmark Corp.	5,403	328
	Commerce Bancorp, Inc.	8,698	310
	Everest Re Group, Ltd.	3,537	306
	Huntington Bancshares Inc.	12,695	299
	Developers Diversified Realty Corp. REIT	5,722	299

	MGIC Investment Corp.	4,567	297
	W.R. Berkley Corp.	8,672	296
	UnumProvident Corp.	15,611	283
	Assurant, Inc.	5,830	282
	Radian Group, Inc.	4,319	267
	Popular, Inc.	13,593	261
	The Macerich Co. REIT	3,630	255
	First Horizon National Corp.	6,331	255
	Duke Realty Corp. REIT	7,092	249
*	CB Richard Ellis Group, Inc.	9,883	246
	Leucadia National Corp.	8,417	246
	Old Republic International Corp.	11,434	244
	SL Green Realty Corp. REIT	2,121	232
	TD Ameritrade Holding Corp.	15,631	231
	Mercantile Bankshares Corp.	6,444	230
	AMB Property Corp. REIT	4,538	229
	New York Community Bancorp, Inc.	13,776	227
	American Capital Strategies, Ltd.	6,747	226
	Regency Centers Corp. REIT	3,598	224
	iStar Financial Inc. REIT	5,889	222
	Apartment Investment & Management Co. Class A REIT	5,080	221
	A.G. Edwards & Sons, Inc.	3,974	220
*	Arch Capital Group Ltd.	3,690	219
	The PMI Group Inc.	4,630	206
	Allied Capital Corp.	7,143	205
	Liberty Property Trust REIT	4,637	205
	Associated Banc-Corp.	6,383	201
	Janus Capital Group Inc.	11,198	200
	United Dominion Realty Trust REIT	7,114	199
	UnionBanCal Corp.	3,073	198
*^	NYSE Group Inc.	2,820	193
	White Mountains Insurance Group Inc.	396	193
*	AmeriCredit Corp.	6,833	191
	PartnerRe Ltd.	2,962	190
	Health Care Properties Investors REIT	7,053	189
	Colonial BancGroup, Inc.	7,256	186
	First American Corp.	4,293	181
	Nuveen Investments, Inc. Class A	4,186	180
	TD Banknorth, Inc.	6,095	179
	Brown & Brown, Inc.	6,141	179
	The St. Joe Co.	3,710	173
	RenaissanceRe Holdings Ltd.	3,530	171
	Weingarten Realty Investors REIT	4,401	168
	Axis Capital Holdings Ltd.	5,847	167
*	Markel Corp.	480	167

4

			Market
			Value•
		Shares	($000)
	Hospitality Properties Trust REIT	3,786	166
	TCF Financial Corp.	6,262	166
	SEI Investments Co.	3,385	165
	Forest City Enterprise Class A	3,315	165
	Protective Life Corp.	3,500	163
	Eaton Vance Corp.	6,486	162
	Commerce Bancshares, Inc.	3,045	152
	Investors Financial Services Corp.	3,381	152
	Astoria Financial Corp.	4,939	150
	Valley National Bancorp	5,781	149
	City National Corp.	2,250	146
	Fulton Financial Corp.	9,056	144
	Federated Investors, Inc.	4,466	141
	CapitalSource Inc. REIT	5,885	138
	New Plan Excel Realty Trust REIT	5,380	133
	Nationwide Financial Services, Inc.	2,952	130
*	CBOT Holdings, Inc. Class A	1,087	130
	Arthur J. Gallagher & Co.	4,971	126
	Mercury General Corp.	2,035	115
	BlackRock, Inc.	802	112
	Unitrin, Inc.	2,545	111
	People’s Bank	2,954	97
	Erie Indemnity Co. Class A	1,473	77
	Transatlantic Holdings, Inc.	1,347	75
	BOK Financial Corp.	1,176	58
	Student Loan Corp.	214	43
*	IntercontinentalExchange Inc.	614	36
	Fidelity National Title Group, Inc. Class A	1,489	29
			143,659
Health Care (12.3%)
	Johnson & Johnson	156,140	9,356
	Pfizer Inc.	386,098	9,062
	Merck & Co., Inc.	114,831	4,183
*	Amgen, Inc.	61,887	4,037
	Abbott Laboratories	80,719	3,520
	UnitedHealth Group Inc.	71,160	3,187
	Wyeth	70,445	3,128
	Medtronic, Inc.	63,406	2,975
	Eli Lilly & Co.	53,387	2,951
	Bristol-Myers Squibb Co.	102,925	2,662
*	WellPoint Inc.	34,472	2,509
*	Genentech, Inc.	24,877	2,035
	Schering-Plough Corp.	77,561	1,476
*	Gilead Sciences, Inc.	24,325	1,439
	Cardinal Health, Inc.	22,184	1,427
	Baxter International, Inc.	34,532	1,269
	Aetna Inc.	29,708	1,186
	Caremark Rx, Inc.	23,219	1,158
*	Boston Scientific Corp.	61,963	1,043
*	Medco Health Solutions, Inc.	16,042	919
*	Celgene Corp.	18,109	859

	Allergan, Inc.	7,998	858
*	Biogen Idec Inc.	18,098	838
*	Genzyme Corp.	13,649	833
	HCA Inc.	19,252	831
	Becton, Dickinson & Co.	12,974	793
*	Zimmer Holdings, Inc.	12,965	735
	McKesson Corp.	15,240	721
*	Forest Laboratories, Inc.	17,195	665
	Stryker Corp.	14,854	625
	CIGNA Corp.	6,325	623
*	St. Jude Medical, Inc.	19,182	622
	Quest Diagnostics, Inc.	8,882	532
*	Fisher Scientific International Inc.	6,490	474
*	Express Scripts Inc.	6,486	465
*	Humana Inc.	8,637	464
*	Coventry Health Care Inc.	8,368	460
	AmerisourceBergen Corp.	10,954	459
*	Laboratory Corp. of America Holdings	6,592	410
	C.R. Bard, Inc.	5,490	402
	Biomet, Inc.	12,270	384
*	MedImmune Inc.	13,418	364
*	Hospira, Inc.	8,088	347
*	Varian Medical Systems, Inc.	6,908	327
*	Sepracor Inc.	5,544	317
	Applera Corp.–Applied Biosystems Group	9,670	313
*	Thermo Electron Corp.	8,571	311
	Omnicare, Inc.	6,303	299
	IMS Health, Inc.	10,365	278
*	Health Net Inc.	6,027	272
*	Amylin Pharmaceuticals, Inc.	5,395	266
*	DaVita, Inc.	5,337	265
*	Barr Pharmaceuticals Inc.	5,299	253
*	Waters Corp.	5,570	247
	Health Management Associates Class A	12,496	246
	DENTSPLY International Inc.	3,930	238
	Mylan Laboratories, Inc.	11,076	222
*	Endo Pharmaceuticals Holdings, Inc.	6,542	216
*	King Pharmaceuticals, Inc.	12,582	214
*	Intuitive Surgical, Inc.	1,793	212
*	Henry Schein, Inc.	4,509	211
*	Vertex Pharmaceuticals, Inc.	5,698	209
*	Patterson Cos.	5,891	206
	Manor Care, Inc.	4,164	195
*	Lincare Holdings, Inc.	5,067	192
	Pharmaceutical Product Development, Inc.	5,453	192
*	Cephalon, Inc.	3,154	190
*	Community Health Systems, Inc.	5,034	185
*	Invitrogen Corp.	2,754	182
	Beckman Coulter, Inc.	3,271	182
*	Triad Hospitals, Inc.	4,520	179

5

			Market
			Value•
		Shares	($000)
*	Emdeon Corp.	14,401	179
*	Millipore Corp.	2,753	173
*	Tenet Healthcare Corp.	24,362	170
*	Millennium Pharmaceuticals, Inc.	16,372	163
*	Charles River Laboratories, Inc.	3,829	141
	Hillenbrand Industries, Inc.	2,890	140
	Bausch & Lomb, Inc.	2,765	136
*	ImClone Systems, Inc.	3,506	135
	Universal Health Services Class B	2,632	132
*	Watson Pharmaceuticals, Inc.	5,008	117
*	Kinetic Concepts, Inc.	2,514	111
*	Abraxis Bioscience, Inc.	1,306	31
			81,533
Industrials (11.0%)
	General Electric Co.	546,880	18,025
	The Boeing Co.	39,941	3,272
	United Technologies Corp.	50,560	3,207
	3M Co.	37,602	3,037
	Tyco International Ltd.	105,632	2,905
	United Parcel Service, Inc.	34,019	2,801
	Caterpillar, Inc.	35,217	2,623
	Emerson Electric Co.	21,615	1,812
	FedEx Corp.	15,172	1,773
	Honeywell International Inc.	41,430	1,670
	Burlington Northern Santa Fe Corp.	19,559	1,550
	Lockheed Martin Corp.	19,444	1,395
	Union Pacific Corp.	13,380	1,244
	Illinois Tool Works, Inc.	25,058	1,190
	General Dynamics Corp.	17,818	1,166
	Norfolk Southern Corp.	21,641	1,152
	Northrop Grumman Corp.	17,477	1,120
	Raytheon Co.	23,436	1,045
	Deere & Co.	12,308	1,028
	Waste Management, Inc.	28,629	1,027
	Cendant Corp.	52,930	862
	Danaher Corp.	12,834	825
	CSX Corp.	11,498	810
	Ingersoll-Rand Co.	17,123	733
	PACCAR, Inc.	8,434	695
	Masco Corp.	21,931	650
	Rockwell Automation, Inc.	8,823	635
	Expeditors International of Washington, Inc.	11,178	626
	Southwest Airlines Co.	37,899	620
	Textron, Inc.	6,196	571
	Eaton Corp.	7,359	555
	Dover Corp.	10,612	525
	Rockwell Collins, Inc.	9,009	503
	Pitney Bowes, Inc.	11,837	489
	Parker Hannifin Corp.	6,276	487
	L-3 Communications Holdings, Inc.	6,061	457
	ITT Industries, Inc.	9,144	453

	C.H. Robinson Worldwide Inc.	8,446	450
	Cooper Industries, Inc. Class A	4,828	449
	Fluor Corp.	4,559	424
	Precision Castparts Corp.	7,024	420
	American Standard Cos., Inc.	9,691	419
	R.R. Donnelley & Sons Co.	11,457	366
	Robert Half International, Inc.	8,505	357
	Joy Global Inc.	6,407	334
	W.W. Grainger, Inc.	3,973	299
	Manpower Inc.	4,621	299
	Cintas Corp.	7,445	296
	Cummins Inc.	2,417	295
	Republic Services, Inc. Class A	7,166	289
*	AMR Corp.	10,665	271
	Fastenal Co.	6,671	269
*	Terex Corp.	2,612	258
	Avery Dennison Corp.	4,423	257
*	Monster Worldwide Inc.	6,005	256
	Goodrich Corp.	6,093	245
*	The Dun & Bradstreet Corp.	3,507	244
*	Jacobs Engineering Group Inc.	3,061	244
	Equifax, Inc.	6,698	230
*	McDermott International, Inc.	5,050	230
	Aramark Corp. Class B	6,351	210
	The Corporate Executive Board Co.	2,079	208
	SPX Corp.	3,459	194
*	ChoicePoint Inc.	4,497	188
	Pall Corp.	6,619	185
	Oshkosh Truck Corp.	3,888	185
	American Power Conversion Corp.	9,139	178
	Pentair, Inc.	4,974	170
	J.B. Hunt Transport Services, Inc.	6,082	151
*	Alliant Techsystems, Inc.	1,905	145
*	Allied Waste Industries, Inc.	12,384	141
*	USG Corp.	1,779	130
	Hubbell Inc. Class B	2,680	128
			72,952
Information Technology (14.8%)
	Microsoft Corp.	487,959	11,369
	International Business Machines Corp.	82,229	6,317
*	Cisco Systems, Inc.	322,736	6,303
	Intel Corp.	308,623	5,848
	Hewlett-Packard Co.	148,435	4,702
*	Google Inc.	11,148	4,675
	QUALCOMM Inc.	86,959	3,484
*	Oracle Corp.	222,411	3,223
*	Dell Inc.	115,013	2,807
	Motorola, Inc.	130,168	2,623
*	Apple Computer, Inc.	44,471	2,540
	Texas Instruments, Inc.	83,179	2,519
*	Yahoo! Inc.	66,905	2,208

6

			Market
			Value•
		Shares	($000)
*	Corning, Inc.	81,074	1,961
	First Data Corp.	40,277	1,814
*	eBay Inc.	55,306	1,620
	Automatic Data Processing, Inc.	30,371	1,377
*	EMC Corp.	124,972	1,371
	Applied Materials, Inc.	83,179	1,354
*	Adobe Systems, Inc.	31,614	960
	Accenture Ltd.	30,286	858
*	Symantec Corp.	54,544	848
*	Sun Microsystems, Inc.	181,627	754
*	Agilent Technologies, Inc.	22,928	724
*	Broadcom Corp.	23,422	704
	Paychex, Inc.	17,983	701
*	Network Appliance, Inc.	19,599	692
*	Electronic Arts Inc.	15,949	686
*	Xerox Corp.	48,847	679
	Electronic Data Systems Corp.	26,983	649
	Seagate Technology	27,888	631
*	Advanced Micro Devices, Inc.	25,258	617
	Analog Devices, Inc.	19,154	616
*	Micron Technology, Inc.	37,948	571
*	Lucent Technologies, Inc.	234,189	567
	Maxim Integrated Products, Inc.	16,797	539
	Linear Technology Corp.	16,038	537
	Marvell Technology Group Ltd.	11,984	531
*	Intuit, Inc.	8,779	530
*	SanDisk Corp.	10,169	518
	CA, Inc.	24,268	499
*	Cognizant Technology Solutions Corp.	7,376	497
*	Computer Sciences Corp.	9,734	472
	KLA-Tencor Corp.	10,418	433
*	Fiserv, Inc.	9,355	424
	National Semiconductor Corp.	17,722	423
*	Juniper Networks, Inc.	26,387	422
*	Autodesk, Inc.	12,083	416
*	Freescale Semiconductor, Inc. Class B	14,091	414
	Xilinx, Inc.	18,013	408
	Microchip Technology, Inc.	11,182	375
*	Citrix Systems, Inc.	9,328	374
*	NVIDIA Corp.	17,020	362
*	NCR Corp.	9,541	350
*	MEMC Electronic Materials, Inc.	9,299	349
*	LAM Research Corp.	7,347	343
*	Altera Corp.	18,872	331
*	Lexmark International, Inc.	5,852	327
*	Flextronics International Ltd.	30,104	320
*	VeriSign, Inc.	13,141	304
*	Affiliated Computer Services, Inc. Class A	5,760	297
*	Tellabs, Inc.	22,324	297

	Harris Corp.	7,000	291
*	BEA Systems, Inc.	21,782	285
*	BMC Software, Inc.	11,163	267
	Amphenol Corp.	4,620	259
*	Cadence Design Systems, Inc.	14,979	257
*	Avaya Inc.	22,031	252
*	Akamai Technologies, Inc.	6,913	250
	Jabil Circuit, Inc.	9,155	234
*	Western Digital Corp.	11,389	226
*	JDS Uniphase Corp.	87,959	223
*	Freescale Semiconductor, Inc. Class A	7,417	215
*	Alliance Data Systems Corp.	3,621	213
*	McAfee Inc.	8,689	211
*	Iron Mountain, Inc.	5,581	209
*	Red Hat, Inc.	8,913	209
*	Comverse Technology, Inc.	10,456	207
*	Arrow Electronics, Inc.	6,406	206
*	CheckFree Corp.	4,079	202
*	NAVTEQ Corp.	4,327	193
	CDW Corp.	3,420	187
*	Ceridian Corp.	7,568	185
*	LSI Logic Corp.	20,466	183
	Intersil Corp.	7,758	180
*	DST Systems, Inc.	2,943	175
*	Novellus Systems, Inc.	6,863	170
*	Activision, Inc.	14,486	165
*	Solectron Corp.	47,155	161
*	MasterCard, Inc. Class A	3,358	161
	Sabre Holdings Corp.	6,955	153
	Diebold, Inc.	3,601	146
*	International Rectifier Corp.	3,731	146
*	Teradyne, Inc.	10,426	145
*	QLogic Corp.	8,286	143
	Symbol Technologies, Inc.	13,052	141
*	Compuware Corp.	20,212	135
*	Novell, Inc.	20,293	135
*	Ingram Micro, Inc. Class A	7,232	131
	Tektronix, Inc.	4,335	128
*	Sanmina-SCI Corp.	27,447	126
	Fidelity National Information Services, Inc.	3,520	125
	Molex, Inc. Class A	4,263	122
*	Zebra Technologies Corp. Class A	3,494	119
*	Unisys Corp.	17,881	112
	Molex, Inc.	3,120	105
*	Hewitt Associates, Inc.	2,782	63
	AVX Corp.	3,124	49
	Total System Services, Inc.	1,980	38
			98,702
Materials (2.9%)
	E.I. du Pont de
	Nemours & Co.	48,230	2,006
	Dow Chemical Co.	50,738	1,980

7

			Market
			Value•
		Shares	($000)
	Alcoa Inc.	45,757	1,481
	Newmont Mining Corp. (Holding Co.)	23,505	1,244
	Monsanto Co.	14,112	1,188
	Praxair, Inc.	16,883	912
	Nucor Corp.	16,318	885
	Phelps Dodge Corp.	10,737	882
	Weyerhaeuser Co.	12,742	793
	International Paper Co.	24,538	793
	Air Products & Chemicals, Inc.	11,690	747
	PPG Industries, Inc.	8,647	571
	Freeport-McMoRan Copper & Gold, Inc. Class B	9,838	545
	Vulcan Materials Co.	5,264	411
	Ecolab, Inc.	9,936	403
	United States Steel Corp.	5,699	400
	Rohm & Haas Co.	7,633	383
	Allegheny Technologies Inc.	4,470	309
	MeadWestvaco Corp.	9,559	267
	Lyondell Chemical Co.	11,531	261
	Sigma-Aldrich Corp.	3,527	256
	Temple-Inland Inc.	5,829	250
	Eastman Chemical Co.	4,287	231
	Ashland, Inc.	3,382	226
	Sealed Air Corp.	4,239	221
	Martin Marietta Materials, Inc.	2,395	218
	Ball Corp.	5,117	190
*	Pactiv Corp.	7,404	183
	Bemis Co., Inc.	5,434	166
	Sonoco Products Co.	4,873	154
*	Smurfit-Stone Container Corp.	13,095	143
	International Flavors & Fragrances, Inc.	4,063	143
*	Owens-Illinois, Inc.	7,846	131
	Chemtura Corp.	12,513	117
*	The Mosaic Co.	6,900	108
*	Huntsman Corp.	5,098	88
			19,286
Telecommunication Services (3.2%)
	AT&T Inc.	203,626	5,679
	Verizon Communications Inc.	153,806	5,151
	BellSouth Corp.	94,384	3,417
	Sprint Nextel Corp.	149,530	2,989
	Alltel Corp.	19,093	1,219
*	Qwest Communications International Inc.	83,356	674
*	American Tower Corp. Class A	21,619	673
*	NII Holdings Inc.	7,185	405
*	Crown Castle International Corp.	11,393	394
*	Embarq Corp.	7,369	302
	CenturyTel, Inc.	6,396	238
	Citizens Communications Co.	17,165	224
	Telephone & Data Systems, Inc.	3,480	144

	PanAmSat Holding Corp.	2,953	74
	Telephone & Data Systems, Inc. Special Common Shares	1,880	73
*	U.S. Cellular Corp.	820	50
			21,706
Utilities (3.5%)
	Exelon Corp.	34,976	1,988
	Duke Energy Corp.	65,012	1,909
	TXU Corp.	23,035	1,377
	Dominion Resources, Inc.	18,220	1,363
	Southern Co.	38,875	1,246
	FirstEnergy Corp.	17,305	938
	Public Service Enterprise Group, Inc.	13,217	874
	FPL Group, Inc.	19,746	817
	Entergy Corp.	10,912	772
	PG&E Corp.	18,498	727
	American Electric Power Co., Inc.	20,581	705
	PPL Corp.	19,961	645
*	AES Corp.	34,438	635
	Edison International	16,230	633
	Consolidated Edison Inc.	12,944	575
	Sempra Energy	12,211	555
	Ameren Corp.	10,743	543
	Progress Energy, Inc.	12,557	538
	Constellation Energy Group, Inc.	9,374	511
	Xcel Energy, Inc.	21,218	407
*	Mirant Corp.	14,539	390
	DTE Energy Co.	9,329	380
	KeySpan Corp.	9,147	370
	Questar Corp.	4,470	360
*	Allegheny Energy, Inc.	8,611	319
	NiSource, Inc.	14,293	312
*	NRG Energy, Inc.	5,422	261
	Wisconsin Energy Corp.	6,060	244
	Pepco Holdings, Inc.	9,861	233
	SCANA Corp.	5,746	222
	Alliant Energy Corp.	6,063	208
	Pinnacle West Capital Corp.	5,210	208
	MDU Resources Group, Inc.	5,676	208
	Equitable Resources, Inc.	5,901	198
	ONEOK, Inc.	5,779	197
*	Reliant Energy, Inc.	16,097	193
	Energy East Corp.	7,676	184
	CenterPoint Energy Inc.	14,689	184
	DPL Inc.	6,630	178
	TECO Energy, Inc.	10,839	162
	NSTAR	5,580	160
			22,929
Total Common Stocks
(Cost $638,147)			659,872

8

			Market
			Value•
		Shares	($000)
	Temporary Cash Investments (0.9%)[1]
	Money Market Fund (0.9%)
[2]	Vanguard Market
	Liquidity Fund, 5.136%	4,559,443	4,559
[2]	Vanguard Market Liquidity
	Fund, 5.136%—Note E	999,900	1,000
			5,559

		Face
		Amount
		($000)
	U.S. Agency Obligation (0.0%)
[3]	Federal Home Loan
	Mortgage Corp.
4	5.269%, 8/22/06	300	298
	Total Temporary Cash Investments
	(Cost $5,857)		5,857
	Total Investments (100.3%)
	(Cost $644,004)		665,729
	Other Assets and Liabilities (–0.3%)
	Other Assets—Note B		2,636
	Liabilities-—Note E		(4,734)
			(2,098)
	Net Assets (100%)		663,631

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	641,652
Undistributed Net Investment Income	192
Accumulated Net Realized Losses	(20)
Unrealized Appreciation
Investment Securities	21,725
Futures Contracts	82
Net Assets	663,631

Investor Shares—Net Assets
Applicable to 6,197,070 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	141,419
Net Asset Value Per Share—
Investor Shares	$22.82

Admiral Shares—Net Assets
Applicable to 4,244,612 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	121,099
Net Asset Value Per Share—
Admiral Shares	$28.53

Institutional Shares—Net Assets
Applicable to 515,897 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	60,568
Net Asset Value Per Share—
Institutional Shares	$117.40

ETF Shares—Net Assets
Applicable to 6,028,881 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	340,545
Net Asset Value Per Share—
ETF Shares	$56.49

•	See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $298,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

9

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© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F03072 082006

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Statement of Net Assets—Investments Summary (unaudited)

As of June 30, 2006

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Time Warner, Inc.	21,965,444	380,002	0.5%
	Home Depot, Inc.	10,529,356	376,846	0.5%
	The Walt Disney Co.	10,409,393	312,282	0.4%
*	Comcast Corp. Class A	9,529,896	312,009	0.4%
†	Other—Consumer Discretionary		6,777,313	9.5%
			8,158,452	11.3%
Consumer Staples
	The Procter & Gamble Co.	16,352,655	909,208	1.3%
	Altria Group, Inc.	10,362,394	760,911	1.0%
	Wal-Mart Stores, Inc.	12,431,012	598,802	0.8%
	PepsiCo, Inc.	8,236,981	494,548	0.7%
	The Coca-Cola Co.	10,595,299	455,810	0.6%
†	Other—Consumer Staples		2,660,756	3.7%
			5,880,035	8.1%
Energy
	ExxonMobil Corp.	30,359,159	1,862,534	2.6%
	Chevron Corp.	11,067,868	686,872	0.9%
	ConocoPhillips Co.	7,791,689	510,589	0.7%
	Schlumberger Ltd.	5,875,444	382,550	0.5%
†	Other—Energy		3,708,951	5.2%
			7,151,496	9.9%

1

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Financials
	Citigroup, Inc.	24,814,530	1,197,053	1.6%
	Bank of America Corp.	23,112,634	1,111,718	1.5%
	JPMorgan Chase & Co.	17,329,326	727,832	1.0%
	American International Group, Inc.	10,974,786	648,061	0.9%
	Wells Fargo & Co.	7,993,104	536,177	0.7%
	Wachovia Corp.	8,101,593	438,134	0.6%
	Merrill Lynch & Co., Inc.	4,456,735	310,010	0.4%
	Morgan Stanley	4,805,178	303,735	0.4%
	American Express Co.	5,553,433	295,554	0.4%
	The Goldman Sachs Group, Inc.	1,959,741	294,804	0.4%
	U.S. Bancorp	8,954,572	276,517	0.4%
	Student Loan Corp.	18,647	3,767	0.0%
†	Other—Financials		9,621,438	13.5%
			15,764,800	21.8%
Health Care
	Johnson & Johnson	14,796,200	886,588	1.2%
	Pfizer Inc.	36,581,785	858,574	1.2%
	Merck & Co., Inc.	10,873,482	396,121	0.5%
*	Amgen, Inc.	5,862,543	382,414	0.5%
	Abbott Laboratories	7,650,067	333,619	0.5%
	UnitedHealth Group Inc.	6,743,627	301,980	0.4%
	Wyeth	6,683,154	296,799	0.4%
	Medtronic, Inc.	6,014,454	282,198	0.4%
	Eli Lilly & Co.	5,057,006	279,501	0.4%
†	Other—Health Care		4,798,431	6.6%
			8,816,225	12.1%
Industrials
	General Electric Co.	51,822,655	1,708,075	2.4%
	The Boeing Co.	3,783,238	309,885	0.4%
	United Technologies Corp.	4,796,350	304,185	0.4%
	3M Co.	3,566,452	288,062	0.4%
	Tyco International Ltd.	10,021,575	275,593	0.4%
†	Other—Industrials		5,548,498	7.6%
			8,434,298	11.6%
Information Technology
	Microsoft Corp.	46,237,467	1,077,333	1.5%
	International Business Machines Corp.	7,792,272	598,602	0.8%
*	Cisco Systems, Inc.	30,578,968	597,207	0.8%
	Intel Corp.	29,248,716	554,263	0.8%
	Hewlett-Packard Co.	14,062,142	445,489	0.6%
*	Google Inc.	1,055,980	442,804	0.6%
	QUALCOMM Inc.	8,235,101	329,980	0.5%
*	Oracle Corp.	21,075,589	305,385	0.4%
†	Other—Information Technology		6,544,994	9.0%
			10,896,057	15.0%

2

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
† Materials		2,364,782	3.2%
Telecommunication Services
AT&T Inc.	19,289,128	537,974	0.7%
Verizon Communications Inc.	14,567,172	487,855	0.7%
BellSouth Corp.	8,938,649	323,579	0.4%
Sprint Nextel Corp.	14,170,481	283,268	0.4%
† Other—Telecommunication Services		556,939	0.8%
		2,189,615	3.0%

† Utilities		2,570,068	3.5%
Total Common Stocks (Cost $60,677,341)		72,225,828	99.5%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 5.136%	341,661,561	341,662	0.5%
[2] Vanguard Market Liquidity Fund,
5.136%—Note E	709,151,441	709,151	0.9%
		1,050,813	1.4%

	Face
	Amount
	($000)
U.S. Agency Obligations
[3] Federal Home Loan Bank
[4] 5.378%, 9/29/06	28,000	27,646	0.0%
[3] Federal National Mortgage Assn.
[4] 4.847%, 7/5/06	28,000	27,992	0.1%
		55,638	0.1%
Total Temporary Cash Investments (Cost $1,106,427)		1,106,451	1.5%[1]
Total Investments (Cost $61,783,768)		73,332,279	101.0%
Other Assets and Liabilities
Other Assets—Note B		179,941	0.2%
Liabilities—Note E		(909,067)	(1.2%)
		(729,126)	(1.0%)
Net Assets		72,603,153	100.0%

3

At June 30, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	62,983,887
Overdistributed Net Investment Income	(42,528)
Accumulated Net Realized Losses	(1,889,660)
Unrealized Appreciation
Investment Securities	11,548,511
Futures Contracts	2,943
Net Assets	72,603,153

Investor Shares—Net Assets
Applicable to 1,099,504,090 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	33,797,888
Net Asset Value Per Share—Investor Shares	$30.74

Admiral Shares—Net Assets
Applicable to 739,355,972 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	22,727,893
Net Asset Value Per Share—Admiral Shares	$30.74

Institutional Shares—Net Assets
Applicable to 339,024,332 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	10,423,013
Net Asset Value Per Share—Institutional Shares	$30.74

ETF Shares—Net Assets
Applicable to 44,770,142 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	5,654,359
Net Asset Value Per Share—ETF Shares	$126.30

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.

4 Securities with a value of $55,638,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F852 082006

Vanguard Small-Cap Index Fund
Schedule of Investments June 30, 2006	Shares	Market Value ($000)

Common Stocks (99.8%)[1]

Consumer Discretionary (14.3%)
* AnnTaylor Stores Corp.	518,667	22,500
* ITT Educational Services, Inc.	326,840	21,509
* O'Reilly Automotive, Inc.	683,372	21,314
OfficeMax, Inc.	506,388	20,635
* Penn National Gaming, Inc.	511,055	19,819
* Scientific Games Corp.	485,602	17,297
Service Corp. International	2,112,115	17,193
SCP Pool Corp.	375,692	16,391
Claire's Stores, Inc.	639,390	16,311
Snap-On Inc.	395,562	15,989
Choice Hotel International, Inc.	257,406	15,599
Phillips-Van Heusen Corp.	394,163	15,041
Barnes & Noble, Inc.	399,316	14,575
Dillard's Inc.	455,070	14,494
* Laureate Education Inc.	338,503	14,430
* The Cheesecake Factory Inc.	534,938	14,417
* Panera Bread Co.	212,534	14,291
Saks Inc.	861,224	13,926
* Big Lots Inc.	813,609	13,896
Beazer Homes USA, Inc.	293,811	13,477
* Tractor Supply Co.	242,186	13,386
*^ Nutri/System Inc.	215,071	13,362
Meredith Corp.	269,269	13,340
* Aztar Corp.	256,361	13,321
* Payless ShoeSource, Inc.	489,895	13,310
* Sonic Corp.	635,518	13,212
Polaris Industries, Inc.	296,774	12,850
Thor Industries, Inc.	263,423	12,763
* The Goodyear Tire & Rubber Co.	1,137,854	12,630
* Gaylord Entertainment Co.	288,855	12,606
* Rent-A-Center, Inc.	506,858	12,600
MDC Holdings, Inc.	240,270	12,477
Standard Pacific Corp.	479,700	12,328
Ryland Group, Inc.	279,498	12,178
Regis Corp.	324,679	11,562
* Aeropostale, Inc.	388,136	11,213
^ Lear Corp.	480,801	10,679
* Quiksilver, Inc.	868,914	10,583
* Coldwater Creek Inc.	394,232	10,550
* Pinnacle Entertainment, Inc.	342,571	10,500
Orient-Express Hotel Ltd.	267,574	10,393
* Jarden Corp.	340,594	10,371
* Dick's Sporting Goods, Inc.	261,615	10,360
Men's Wearhouse, Inc.	339,640	10,291
Applebee's International, Inc.	531,086	10,207
Ruby Tuesday, Inc.	414,697	10,123
* Jack in the Box Inc.	249,290	9,772
* Charming Shoppes, Inc.	866,772	9,743
* Timberland Co.	370,855	9,679
Harte-Hanks, Inc.	377,261	9,673
* The Children's Place Retail Stores, Inc.	158,926	9,544
* Pacific Sunwear of California, Inc.	529,685	9,497
Strayer Education, Inc.	97,031	9,424
* DeVry, Inc.	428,315	9,410
Catalina Marketing Corp.	325,077	9,252
* Under Armour, Inc.	215,881	9,201
Reader's Digest Association, Inc.	658,222	9,189
* Sotheby's Holdings Class A	349,717	9,180
* Marvel Entertainment, Inc.	456,658	9,133
* Too Inc.	237,869	9,132
John Wiley & Sons Class A	271,130	9,002
American Greetings Corp. Class A	423,694	8,902
* Corinthian Colleges, Inc.	615,125	8,833
* The Pantry, Inc.	152,976	8,802
Borders Group, Inc.	476,798	8,802
*^ Select Comfort Corp.	383,144	8,801
*^ GameStop Corp. Class A	208,678	8,764
Group 1 Automotive, Inc.	154,763	8,719
Wolverine World Wide, Inc.	370,588	8,646
*^ Netflix.com, Inc.	316,480	8,611
Arbitron Inc.	222,226	8,518
* Zale Corp.	349,056	8,409
* Tenneco Automotive, Inc.	322,559	8,387
* The Dress Barn, Inc.	329,882	8,363
* Guitar Center, Inc.	186,402	8,289
Ethan Allen Interiors, Inc.	224,344	8,200
* Carter's, Inc.	309,684	8,185
*^ Shuffle Master, Inc.	248,585	8,149
* Meritage Corp.	172,400	8,146
* GameStop Corp. Class B	235,717	8,073
* PETCO Animal Supplies, Inc.	393,272	8,035
* Valassis Communications, Inc.	340,462	8,032
Matthews International Corp.	229,451	7,909
Jackson Hewitt Tax Service Inc.	252,260	7,908
* Live Nation	387,938	7,898
* The Gymboree Corp.	226,663	7,879
Warner Music Group Corp.	265,017	7,813
ArvinMeritor, Inc.	453,818	7,801
Aaron Rents, Inc. Class B	289,662	7,786
* CEC Entertainment Inc.	240,881	7,737
Tupperware Corp.	390,243	7,684
Bob Evans Farms, Inc.	255,503	7,668
* Hovnanian Enterprises Inc. Class A	252,492	7,595
Lee Enterprises, Inc.	278,479	7,505
Christopher & Banks Corp.	258,613	7,500
CBRL Group, Inc.	219,003	7,429
* Bright Horizons Family Solutions, Inc.	194,589	7,334
The Yankee Candle Co., Inc.	293,221	7,333
* Life Time Fitness, Inc.	154,543	7,151
^ Furniture Brands International Inc.	342,469	7,137
^ Winnebago Industries, Inc.	222,879	6,918
* Rare Hospitality International Inc.	240,040	6,904
* P.F. Chang's China Bistro, Inc.	179,465	6,823
* TRW Automotive Holdings Corp.	248,017	6,766
Callaway Golf Co.	518,781	6,739
* Visteon Corp.	923,332	6,657
*^ RCN Corp.	263,039	6,558
United Auto Group, Inc.	301,326	6,433
* Vail Resorts Inc.	172,911	6,415
Brown Shoe Co., Inc.	188,187	6,413
* Gemstar-TV Guide International, Inc.	1,814,911	6,388
^ CKE Restaurants Inc.	382,382	6,351
Media General, Inc. Class A	151,377	6,341
* LKQ Corp.	331,120	6,291
Stage Stores, Inc.	188,789	6,230
* The Warnaco Group, Inc.	333,321	6,226
* Fossil, Inc.	341,447	6,149
* Hibbett Sporting Goods, Inc.	254,993	6,094
* Champion Enterprises, Inc.	544,755	6,014
* Scholastic Corp.	229,432	5,958
Domino's Pizza, Inc.	240,192	5,942
Entercom Communications Corp.	226,676	5,930
* Papa John's International, Inc.	178,215	5,917
Building Materials Holding Corp.	206,637	5,759
IHOP Corp.	118,716	5,708
Cato Corp. Class A	217,768	5,629
* Alderwoods Group, Inc.	289,079	5,625
* Genesco, Inc.	163,813	5,548
ADVO, Inc.	225,232	5,543
*^ priceline.com, Inc.	185,048	5,526
*^ Bally Technologies Inc.	335,317	5,523
* Guess ?, Inc.	129,194	5,394
Kellwood Co.	183,314	5,366
* Interactive Data Corp.	266,801	5,360
* VistaPrint Ltd.	200,069	5,350
Modine Manufacturing Co.	227,560	5,316
^ La-Z-Boy Inc.	369,609	5,175
* RC2 Corp.	133,670	5,168
* WCI Communities, Inc.	255,290	5,142
American Axle & Manufacturing Holdings, Inc.	292,161	4,999
K-Swiss, Inc.	185,059	4,941
* Keystone Automotive Industries, Inc.	114,963	4,854
* Columbia Sportswear Co.	105,686	4,783
Sonic Automotive, Inc.	213,003	4,724
*^ Cabela's Inc.	244,776	4,714
* Steiner Leisure Ltd.	118,317	4,677
^ Cooper Tire & Rubber Co.	417,096	4,646
* Texas Roadhouse, Inc.	341,953	4,623
The Pep Boys (Manny, Moe & Jack)	387,426	4,545
* Red Robin Gourmet Burgers, Inc.	105,847	4,505
Hearst-Argyle Television Inc.	202,392	4,465
*^ Source Interlink Cos., Inc.	368,258	4,382
Pier 1 Imports Inc.	621,446	4,338
* WMS Industries, Inc.	158,305	4,336
Hollinger International, Inc.	537,681	4,318
Russell Corp.	237,697	4,317
* Radio One, Inc. Class D	582,113	4,308
Oxford Industries, Inc.	107,138	4,222
Steven Madden, Ltd.	141,580	4,194
Speedway Motorsports, Inc.	109,302	4,125
* Skechers U.S.A., Inc.	171,056	4,124
Stewart Enterprises, Inc. Class A	715,718	4,115
Landry's Restaurants, Inc.	124,489	4,040
* Zumiez Inc.	102,537	3,852
*^ Blockbuster Inc. Class A	771,412	3,842
*^ Six Flags, Inc.	670,135	3,766
* CSK Auto Corp.	314,385	3,763
*^ Helen of Troy Ltd.	204,332	3,760
* JAKKS Pacific, Inc.	186,857	3,754
* K2 Inc.	342,221	3,744
* Drew Industries, Inc.	115,488	3,742
* California Pizza Kitchen, Inc.	135,119	3,713
Westwood One, Inc.	493,267	3,700
* Aftermarket Technology Corp.	148,458	3,689
*^ TiVo Inc.	515,141	3,683
* 99 Cents Only Stores	349,251	3,653
* Cox Radio, Inc.	252,459	3,640
* Hot Topic, Inc.	315,676	3,633
Finish Line, Inc.	306,581	3,627
Fred's, Inc.	271,624	3,626
* Ryan's Restaurant Group, Inc.	302,562	3,604
*^ Blue Nile Inc.	111,638	3,590
*^ DSW Inc. Class A	97,938	3,567
* Emmis Communications, Inc.	227,949	3,565
^ Nautilus Inc.	225,807	3,547
Blyth, Inc.	191,266	3,531
Ameristar Casinos, Inc.	181,467	3,530
* Universal Technical Institute Inc.	159,763	3,518
Lone Star Steakhouse & Saloon, Inc.	133,574	3,504
Journal Communications, Inc.	311,527	3,502
* Entravision Communications Corp.	404,602	3,467
The Stride Rite Corp.	261,663	3,451
* Fleetwood Enterprises, Inc.	457,676	3,451
Lithia Motors, Inc.	112,846	3,422
*^ Tempur-Pedic International Inc.	251,315	3,395
Kimball International, Inc. Class B	170,039	3,351
*^ Charter Communications, Inc.	2,963,559	3,349
* Isle of Capri Casinos, Inc.	129,766	3,329
Oakley, Inc.	196,952	3,319
*^ Krispy Kreme Doughnuts, Inc.	395,598	3,220
The Marcus Corp.	152,932	3,193
Ambassadors Group, Inc.	110,398	3,188
* MarineMax, Inc.	121,411	3,185
M/I Homes, Inc.	90,461	3,173
Talbots Inc.	170,485	3,145
* CKX, Inc.	231,601	3,143
Triarc Cos., Inc. Class B	200,630	3,136
* Interface, Inc.	267,358	3,061
* Stamps.com Inc.	109,324	3,041
bebe stores, inc	196,277	3,027
* Blount International, Inc.	251,498	3,023
* Morningstar, Inc.	72,563	3,010
Stein Mart, Inc.	202,382	2,995
^ Superior Industries International, Inc.	162,038	2,964
*^ Martha Stewart Living Omnimedia, Inc.	177,269	2,962
*^ Jos. A. Bank Clothiers, Inc.	121,475	2,911
^ Tuesday Morning Corp.	220,907	2,905
Sinclair Broadcast Group, Inc.	339,336	2,905
^ Brookfield Homes Corp.	87,611	2,887
Movado Group, Inc.	125,463	2,879
* Steak n Shake Co.	188,781	2,858
Big 5 Sporting Goods Corp.	145,543	2,838
Courier Corp.	70,830	2,835
* Vertrue Inc.	65,507	2,819
*^ AFC Enterprises, Inc.	219,840	2,803
* Trump Entertainment Resorts, Inc.	139,046	2,802
* O'Charley's Inc.	164,314	2,793
Monro Muffler Brake, Inc.	84,911	2,765
* Mediacom Communications Corp.	429,096	2,673
Bandag, Inc.	72,737	2,661
^ Pre-Paid Legal Services, Inc.	76,449	2,638
The Buckle, Inc.	62,539	2,619
Journal Register Co.	288,597	2,586
Monaco Coach Corp.	199,906	2,539
* Ruth's Chris Steak House	123,493	2,522
* Charlotte Russe Holding Inc.	104,864	2,510
* Volcom, Inc.	77,505	2,479
*^ Cumulus Media Inc.	228,798	2,441
World Wrestling Entertainment, Inc.	143,836	2,429
UniFirst Corp.	69,726	2,406
*^ Leapfrog Enterprises, Inc.	237,961	2,403
* ValueVision Media, Inc.	212,899	2,348
* BJ's Restaurants Inc.	105,047	2,347
*^ Jo-Ann Stores, Inc.	159,966	2,344
* Cost Plus, Inc.	158,616	2,325
Churchill Downs, Inc.	61,629	2,308
*^ Retail Ventures, Inc.	128,656	2,293
* Harris Interactive Inc.	398,733	2,273
*^ Citi Trends Inc.	53,008	2,263
* Great Wolf Resorts, Inc.	185,208	2,224
Skyline Corp.	51,345	2,197
* Denny's Corp.	594,116	2,192
Sauer-Danfoss, Inc.	85,874	2,183
*^ Avatar Holding, Inc.	38,275	2,181
Technical Olympic USA, Inc.	149,928	2,153
* Blockbuster Inc. Class B	485,450	2,131
Citadel Broadcasting Corp.	239,200	2,129
* ProQuest Co.	171,902	2,113
Haverty Furniture Cos., Inc.	130,698	2,051
* Asbury Automotive Group, Inc.	95,009	1,989
CSS Industries, Inc.	67,891	1,952
*^ Multimedia Games Inc.	191,841	1,943
*^ Overstock.com, Inc.	90,962	1,934
Levitt Corp. Class A	120,693	1,931
Kenneth Cole Productions, Inc.	86,031	1,921
* GSI Commerce, Inc.	141,937	1,920
* Fisher Communications, Inc.	43,929	1,851
* A.C. Moore Arts & Crafts, Inc.	112,709	1,838
Dover Downs Gaming & Entertainment, Inc.	92,644	1,820
* Audiovox Corp.	129,553	1,770
Gray Television, Inc.	305,345	1,768
* Bluegreen Corp.	151,788	1,739
*^ Build-A-Bear-Workshop, Inc.	78,639	1,692
*^ True Religion Apparel, Inc.	95,487	1,690
*^ iRobot Corp.	67,422	1,677
Arctic Cat, Inc.	85,684	1,672
Triarc Cos., Inc. Class A	98,842	1,614
* MTR Gaming Group Inc.	165,443	1,552
*^ Magna Entertainment Corp. Class A	294,948	1,551
* New York & Co., Inc.	154,683	1,511
* Playboy Enterprises, Inc. Class B	150,369	1,501
* Lin TV Corp.	196,288	1,482
* Spanish Broadcasting System, Inc.	285,703	1,460
*^ West Marine, Inc.	105,228	1,418
* Core-Mark Holding Co., Inc.	38,272	1,370
*^ PRIMEDIA Inc.	748,272	1,369
*^ Palm Harbor Homes, Inc.	72,826	1,281
* Directed Electronics Inc.	96,610	1,268
* FTD Group, Inc.	89,263	1,205
* Conn's, Inc.	42,730	1,134
*^ Audible, Inc.	123,485	1,122
Marine Products Corp.	109,341	1,064
* Salem Communications Corp.	80,441	1,047
* Educate, Inc.	136,379	1,045
Xerium Technologies Inc.	108,489	1,022
* 1-800-FLOWERS.COM, Inc.	161,887	934
* Russ Berrie and Co., Inc.	74,143	909
Deb Shops, Inc.	30,812	743
Beasley Broadcast Group, Inc.	49,206	344
Bandag, Inc. Class A	9,636	299
*^ Escala Group, Inc.	49,665	232
* Radio One, Inc.	14,086	106

	1,785,043

Consumer Staples (2.7%)
* Hansen Natural Corp.	113,783	21,661
Church & Dwight, Inc.	460,471	16,770
Corn Products International, Inc.	528,508	16,172
Del Monte Foods Co.	1,424,517	15,997
* Rite Aid Corp.	3,376,473	14,316
* BJ's Wholesale Club, Inc.	483,011	13,693
Flowers Foods, Inc.	389,543	11,157
* Herbalife Ltd.	275,115	10,977
* NBTY, Inc.	407,906	9,753
* United Natural Foods, Inc.	284,940	9,409
Longs Drug Stores, Inc.	201,413	9,188
* Ralcorp Holdings, Inc.	206,644	8,789
Casey's General Stores, Inc.	323,494	8,091
Pilgrim's Pride Corp.	309,566	7,987
Lancaster Colony Corp.	190,862	7,533
Delta & Pine Land Co.	256,178	7,532
* Performance Food Group Co.	245,377	7,455
Universal Corp. (VA)	184,295	6,859
* Central Garden and Pet Co.	156,739	6,748
* Hain Celestial Group, Inc.	258,240	6,652
Nu Skin Enterprises, Inc.	427,402	6,347
Ruddick Corp.	253,224	6,207
* TreeHouse Foods Inc.	222,659	5,319
* Gold Kist Inc.	365,228	4,883
Tootsie Roll Industries, Inc.	150,641	4,388
Chiquita Brands International, Inc.	300,801	4,145
* Central European Distribution Corp.	153,227	3,855
Andersons, Inc.	91,904	3,824
WD-40 Co.	113,724	3,818
* Wild Oats Markets Inc.	193,723	3,797
* Chattem, Inc.	118,602	3,602
*^ Spectrum Brands Inc.	276,871	3,577
Lance, Inc.	150,174	3,457
Seaboard Corp.	2,697	3,452
* Elizabeth Arden, Inc.	189,813	3,394
* Playtex Products, Inc.	316,703	3,303
J & J Snack Foods Corp.	98,552	3,259
Weis Markets, Inc.	77,482	3,192
* Peet's Coffee & Tea Inc.	100,066	3,021
The Great Atlantic & Pacific Tea Co., Inc.	132,076	3,001
Sanderson Farms, Inc.	107,111	2,998
*^ USANA Health Sciences, Inc.	79,088	2,997
^ Vector Group Ltd.	177,661	2,887
Alliance One International, Inc.	613,869	2,726
Reddy Ice Holdings, Inc.	124,354	2,531
* Prestige Brands Holdings Inc.	251,663	2,509
Premium Standard Farms Inc.	147,641	2,396
The Topps Co., Inc.	273,429	2,248
Nash-Finch Co.	94,794	2,018
* Boston Beer Co., Inc. Class A	66,415	1,945
* Smart & Final Inc.	103,322	1,740
Alico, Inc.	29,257	1,612
Ingles Markets, Inc.	86,315	1,467
Coca-Cola Bottling Co.	28,558	1,450
^ Mannatech, Inc.	113,863	1,436
Farmer Brothers, Inc.	51,757	1,122
*^ Revlon, Inc. Class A	805,919	1,015

	331,677

Energy (7.6%)
* FMC Technologies Inc.	490,016	33,056
* Denbury Resources, Inc.	849,521	26,904
Western Gas Resources, Inc.	431,064	25,799
Range Resources Corp.	934,156	25,400
Frontier Oil Corp.	763,556	24,739
* Plains Exploration & Production Co.	561,750	22,773
Helmerich & Payne, Inc.	373,622	22,514
* Helix Energy Solutions Group, Inc.	528,373	21,325
Massey Energy Co.	586,295	21,107
* Maverick Tube Corp.	309,121	19,533
* Superior Energy Services, Inc.	569,385	19,302
Tidewater Inc.	391,291	19,252
Todco Class A	440,000	17,974
* Unit Corp.	314,388	17,886
* Oceaneering International, Inc.	383,981	17,606
Cabot Oil & Gas Corp.	348,292	17,066
St. Mary Land & Exploration Co.	406,685	16,369
* TETRA Technologies, Inc.	499,654	15,135
* Kinder Morgan Management, LLC	342,850	14,749
*^ Cheniere Energy, Inc.	367,269	14,324
Holly Corp.	289,997	13,978
* Universal Compression Holdings, Inc.	214,247	13,491
* Forest Oil Corp.	403,351	13,375
* Veritas DGC Inc.	249,520	12,870
* Houston Exploration Co.	207,703	12,709
Overseas Shipholding Group Inc.	211,722	12,523
Foundation Coal Holdings, Inc.	257,317	12,076
* Hanover Compressor Co.	619,928	11,642
* Hydrill Co.	145,811	11,449
* Core Laboratories NV	184,507	11,262
*^ Quicksilver Resources, Inc.	299,907	11,040
^ OMI Corp.	509,079	11,022
* Whiting Petroleum Corp.	263,222	11,021
* KCS Energy, Inc.	360,838	10,717
* Lone Star Technologies, Inc.	197,210	10,653
* W-H Energy Services, Inc.	209,316	10,640
* Grey Wolf, Inc.	1,376,867	10,602
* Global Industries Ltd.	613,729	10,249
* SEACOR Holdings Inc.	124,060	10,185
* Dresser Rand Group, Inc.	427,556	10,039
* Atwood Oceanics, Inc.	198,719	9,856
* Oil States International, Inc.	280,594	9,619
Penn Virginia Corp.	133,338	9,318
* Comstock Resources, Inc.	307,574	9,184
Berry Petroleum Class A	271,526	9,001
World Fuel Services Corp.	195,625	8,938
* Swift Energy Co.	207,965	8,928
* NS Group Inc.	160,241	8,826
* Encore Acquisition Co.	326,883	8,770
* Stone Energy Corp.	174,794	8,137
*^ KFX, Inc.	505,028	7,717
USEC Inc.	618,818	7,333
* Alpha Natural Resources, Inc.	368,034	7,221
* Giant Industries, Inc.	104,503	6,955
CARBO Ceramics Inc.	138,885	6,823
* Delta Petroleum Corp.	358,708	6,145
* Bill Barrett Corp.	203,370	6,022
* Parallel Petroleum Corp.	236,659	5,848
*^ ATP Oil & Gas Corp.	138,076	5,790
* Atlas America, Inc.	128,545	5,760
* Bristow Group, Inc.	159,064	5,726
* Dril-Quip, Inc.	69,023	5,690
Lufkin Industries, Inc.	95,033	5,648
* Parker Drilling Co.	772,847	5,549
* Pioneer Drilling Co.	354,192	5,469
*^ Petrohawk Energy Corp.	420,979	5,304
* Hornbeck Offshore Services, Inc.	145,341	5,163
General Maritime Corp.	135,097	4,993
* Energy Partners, Ltd.	258,114	4,891
* Carrizo Oil & Gas, Inc.	156,150	4,889
*^ Input/Output, Inc.	513,782	4,855
* Hercules Offshore, Inc.	136,456	4,776
* Warren Resources Inc.	331,393	4,759
*^ International Coal Group, Inc.	654,264	4,704
W&T Offshore, Inc.	118,273	4,600
* Mariner Energy Inc.	244,472	4,491
* Petroleum Development Corp.	116,285	4,384
RPC Inc.	162,496	3,945
* Newpark Resources, Inc.	640,768	3,941
Crosstex Energy, Inc.	41,203	3,918
* PetroQuest Energy, Inc.	303,400	3,726
* Harvest Natural Resources, Inc.	266,209	3,604
* Trico Marine Services, Inc.	104,884	3,566
*^ Pacific Ethanol, Inc.	144,601	3,343
* Basic Energy Services Inc.	109,136	3,336
* Enbridge Energy Management LLC	75,740	3,142
* James River Coal Co.	112,643	2,984
*^ McMoRan Exploration Co.	161,416	2,841
* Gulfmark Offshore, Inc.	109,861	2,838
*^ Goodrich Petroleum Corp.	98,243	2,789
*^ Willbros Group, Inc.	145,565	2,757
Alon USA Energy, Inc.	83,341	2,623
* Brigham Exploration Co.	309,709	2,450
* Bois d'Arc Energy, Inc.	138,464	2,281
* The Meridian Resource Corp.	624,838	2,187
* Bronco Drilling Co., Inc.	97,347	2,034
*^ Syntroleum Corp.	296,873	1,802
*^ SulphCo, Inc.	187,934	1,346
* Superior Well Services, Inc.	48,663	1,212
*^ Endeavor International Corp.	441,144	1,054
*^ GeoGlobal Resources Inc.	182,798	894
* Remington Oil & Gas Corp.	136	6

	951,057

Financials (22.0%)
Camden Property Trust REIT	399,921	29,414
Federal Realty Investment Trust REIT	378,216	26,475
* Conseco, Inc.	1,083,272	25,024
Reckson Associates Realty Corp. REIT	593,666	24,566
HCC Insurance Holdings, Inc.	794,374	23,386
Ventas, Inc. REIT	668,034	22,633
Jones Lang LaSalle Inc.	251,411	22,011
Jefferies Group, Inc.	721,694	21,384
IndyMac Bancorp, Inc.	461,190	21,146
Shurgard Storage Centers, Inc. Class A REIT	336,664	21,042
Brandywine Realty Trust REIT	651,277	20,952
*^ Affiliated Managers Group, Inc.	240,953	20,936
^ Thornburg Mortgage, Inc. REIT	749,292	20,883
Trizec Properties, Inc. REIT	727,073	20,823
Rayonier Inc. REIT	546,831	20,730
Mack-Cali Realty Corp. REIT	444,473	20,410
* Nasdaq Stock Market Inc.	677,262	20,250
Pan Pacific Retail Properties, Inc. REIT	291,668	20,233
BRE Properties Inc. Class A REIT	367,037	20,187
StanCorp Financial Group, Inc.	390,625	19,887
Raymond James Financial, Inc.	645,294	19,533
Wilmington Trust Corp.	462,542	19,510
Cullen/Frost Bankers, Inc.	331,178	18,977
CarrAmerica Realty Corp. REIT	420,849	18,749
Hanover Insurance Group Inc.	384,140	18,231
Webster Financial Corp.	383,235	18,181
Bank of Hawaii Corp.	365,620	18,135
HRPT Properties Trust REIT	1,501,228	17,354
Essex Property Trust, Inc. REIT	155,109	17,319
CBL & Associates Properties, Inc. REIT	434,957	16,933
Alexandria Real Estate Equities, Inc. REIT	186,255	16,517
Sky Financial Group, Inc.	697,023	16,457
Kilroy Realty Corp. REIT	227,024	16,402
^ New Century Financial Corp. REIT	357,989	16,378
AmerUs Group Co.	275,733	16,144
Whitney Holdings Corp.	445,509	15,758
* Investment Technology Group, Inc.	305,450	15,535
Health Care Inc. REIT	436,440	15,254
Taubman Co. REIT	371,295	15,186
Colonial Properties Trust REIT	304,338	15,034
East West Bancorp, Inc.	386,469	14,651
Annaly Mortgage Management Inc. REIT	1,126,749	14,434
Washington Federal Inc.	622,000	14,424
Realty Income Corp. REIT	636,130	13,931
BancorpSouth, Inc.	508,944	13,869
Home Properties, Inc. REIT	246,419	13,679
Ohio Casualty Corp.	451,931	13,436
Post Properties, Inc. REIT	295,649	13,405
The South Financial Group, Inc.	506,844	13,386
American Financial Group, Inc.	307,099	13,175
First Midwest Bancorp, Inc.	351,871	13,047
LaSalle Hotel Properties REIT	281,475	13,032
* Philadelphia Consolidated Holding Corp.	423,524	12,858
Endurance Specialty Holdings Ltd.	401,634	12,852
^ The First Marblehead Corp.	224,309	12,772
Crescent Real Estate, Inc. REIT	688,132	12,772
Texas Regional Bancshares, Inc.	331,948	12,587
^ Friedman, Billings, Ramsey Group, Inc. REIT	1,145,713	12,568
American Home Mortgage Investment Corp. REIT	336,736	12,412
Waddell & Reed Financial, Inc.	598,783	12,311
Cathay General Bancorp	331,382	12,056
First Industrial Realty Trust REIT	316,647	12,014
Sunstone Hotel Investors, Inc. REIT	411,976	11,972
Corporate Office Properties Trust, Inc. REIT	284,185	11,959
KKR Financial Corp. REIT	573,895	11,943
FirstMerit Corp.	570,164	11,939
Highwood Properties, Inc. REIT	327,999	11,867
Platinum Underwriters Holdings, Ltd.	422,442	11,820
Nationwide Health Properties, Inc. REIT	524,163	11,799
Washington REIT	320,347	11,757
BioMed Realty Trust, Inc. REIT	391,161	11,711
Maguire Properties, Inc. REIT	327,222	11,508
* SVB Financial Group	250,719	11,398
Selective Insurance Group	202,979	11,340
NewAlliance Bancshares, Inc.	785,996	11,248
Westamerica Bancorporation	229,284	11,228
Delphi Financial Group, Inc.	306,492	11,144
UCBH Holdings, Inc.	671,501	11,107
Healthcare Realty Trust Inc. REIT	341,149	10,866
Strategic Hotels and Resorts, Inc. REIT	522,493	10,837
Mills Corp. REIT	404,208	10,813
* Knight Capital Group, Inc. Class A	704,224	10,725
Reinsurance Group of America, Inc.	218,078	10,719
Commerce Group, Inc.	362,569	10,710
Apollo Investment Corp.	577,207	10,667
National Financial Partners Corp.	236,767	10,491
Trustmark Corp.	338,499	10,483
* Alleghany Corp.	37,524	10,370
First Niagara Financial Group, Inc.	739,488	10,368
Potlatch Corp. REIT	274,060	10,346
Aspen Insurance Holdings Ltd.	442,242	10,300
Greater Bay Bancorp	356,417	10,247
* ProAssurance Corp.	210,988	10,165
Downey Financial Corp.	149,237	10,126
Pennsylvania REIT	248,305	10,024
Umpqua Holdings Corp.	389,808	9,999
Montpelier Re Holdings Ltd.	573,151	9,910
Pacific Capital Bancorp	316,334	9,844
Hancock Holding Co.	174,491	9,772
International Securities Exchange, Inc.	251,254	9,565
Assured Guaranty Ltd.	376,056	9,541
Zenith National Insurance Corp.	239,444	9,499
United Bankshares, Inc.	255,239	9,349
Senior Housing Properties Trust REIT	513,593	9,198
The Phoenix Cos., Inc.	645,166	9,084
* Piper Jaffray Cos., Inc.	148,005	9,059
IPC Holdings Ltd.	363,361	8,960
Mid-America Apartment Communities, Inc. REIT	160,579	8,952
MAF Bancorp, Inc.	208,929	8,951
American Financial Realty Trust REIT	919,084	8,897
First Community Bancorp	148,398	8,767
Fremont General Corp.	471,153	8,745
International Bancshares Corp.	317,189	8,716
Old National Bancorp	435,575	8,698
* Trammell Crow Co.	246,466	8,668
Hilb, Rogal and Hamilton Co.	231,197	8,617
Provident Bankshares Corp.	235,454	8,568
Cousins Properties, Inc. REIT	271,670	8,403
^ Redwood Trust, Inc. REIT	171,418	8,370
Wintrust Financial Corp.	162,424	8,259
Chittenden Corp.	318,613	8,236
Lexington Corporate Properties Trust REIT	377,860	8,162
Entertainment Properties Trust REIT	188,595	8,119
Newcastle Investment Corp. REIT	314,434	7,961
Susquehanna Bancshares, Inc.	332,347	7,943
Park National Corp.	80,351	7,939
Provident Financial Services Inc.	441,280	7,921
Spirit Finance Corp. REIT	691,786	7,790
First Republic Bank	168,146	7,701
Sterling Financial Corp.	249,420	7,610
LandAmerica Financial Group, Inc.	117,353	7,581
Central Pacific Financial Co.	195,831	7,579
National Retail Properties REIT	378,735	7,556
First Citizens BancShares Class A	37,532	7,525
R.L.I. Corp.	155,277	7,481
FelCor Lodging Trust, Inc. REIT	343,615	7,470
United Community Banks, Inc.	243,122	7,401
EastGroup Properties, Inc. REIT	157,595	7,357
Alabama National BanCorporation	106,556	7,262
UMB Financial Corp.	215,145	7,173
Franklin Street Properties Corp. REIT	362,625	7,136
Tanger Factory Outlet Centers, Inc. REIT	220,036	7,123
Heritage Property Investment Trust REIT	203,503	7,106
BankUnited Financial Corp.	230,578	7,037
^ Novastar Financial, Inc. REIT	221,798	7,011
Equity Lifestyle Properties, Inc. REIT	157,935	6,922
DiamondRock Hospitality Co. REIT	464,042	6,872
* First Federal Financial Corp.	118,485	6,833
Inland Real Estate Corp. REIT	457,753	6,811
PS Business Parks, Inc. REIT	115,378	6,807
Citizens Banking Corp.	276,167	6,741
Cash America International Inc.	210,338	6,731
* Argonaut Group, Inc.	223,138	6,703
Frontier Financial Corp.	193,380	6,573
U-Store-It Trust REIT	346,034	6,526
Glimcher Realty Trust REIT	260,961	6,474
* Signature Bank	199,205	6,450
Max Re Capital Ltd.	294,489	6,432
CVB Financial Corp.	409,760	6,417
Equity Inns, Inc. REIT	385,762	6,388
Sovran Self Storage, Inc. REIT	125,709	6,385
Glacier Bancorp, Inc.	217,982	6,380
Digital Realty Trust, Inc. REIT	257,892	6,367
Greenhill & Co., Inc.	104,087	6,324
Republic Bancorp, Inc.	508,683	6,303
Longview Fibre Co. REIT	329,669	6,293
F.N.B. Corp.	397,176	6,263
Boston Private Financial Holdings, Inc.	223,581	6,238
Equity One, Inc. REIT	297,387	6,215
^ Impac Mortgage Holdings, Inc. REIT	544,135	6,083
Infinity Property & Casualty Corp.	147,975	6,067
Prosperity Bancshares, Inc.	184,412	6,065
Brookline Bancorp, Inc.	439,325	6,050
Trustreet Properties, Inc. REIT	456,625	6,023
* GFI Group Inc.	110,447	5,959
Highland Hospitality Corp. REIT	422,419	5,948
TrustCo Bank NY	534,925	5,895
RAIT Investment Trust REIT	199,122	5,814
Sterling Bancshares, Inc.	309,292	5,799
MCG Capital Corp.	362,402	5,762
Global Signal, Inc. REIT	124,103	5,748
^ Corus Bankshares Inc.	219,486	5,746
Extra Space Storage Inc. REIT	351,522	5,709
MB Financial, Inc.	161,154	5,698
Advance America Cash Advance Centers Inc.	323,307	5,671
National Penn Bancshares Inc.	283,613	5,633
* Accredited Home Lenders Holding Co.	115,414	5,518
Capitol Federal Financial	159,399	5,466
Commercial Capital Bancorp, Inc.	346,488	5,457
W Holding Co., Inc.	819,953	5,453
Harbor Florida Bancshares, Inc.	146,425	5,438
First Commonwealth Financial Corp.	427,704	5,432
Omega Healthcare Investors, Inc. REIT	409,175	5,409
Hanmi Financial Corp.	278,076	5,406
*^ Investors Bancorp, Inc.	398,731	5,403
First Charter Corp.	219,026	5,373
Innkeepers USA Trust REIT	307,150	5,308
S & T Bancorp, Inc.	159,093	5,287
PrivateBancorp, Inc.	127,130	5,264
* Nelnet, Inc.	128,809	5,223
Horace Mann Educators Corp.	307,160	5,206
PFF Bancorp, Inc.	156,737	5,197
Bank Mutual Corp.	423,528	5,176
NBT Bancorp, Inc.	221,079	5,136
Financial Federal Corp.	183,600	5,106
BankAtlantic Bancorp, Inc. Class A	339,856	5,043
Chemical Financial Corp.	161,775	4,950
Amcore Financial, Inc.	168,034	4,925
Anthracite Capital Inc. REIT	403,492	4,906
* Portfolio Recovery Associates, Inc.	106,784	4,880
Fidelity Bankshares, Inc.	152,578	4,855
First BanCorp Puerto Rico	520,742	4,843
Calamos Asset Management, Inc.	165,926	4,810
Scottish Re Group Ltd.	286,430	4,778
*^ LaBranche & Co. Inc.	391,344	4,739
* USI Holdings Corp.	350,758	4,704
Glenborough Realty Trust, Inc. REIT	217,310	4,681
*^ Centennial Bank Holdings Inc.	446,934	4,621
Parkway Properties Inc. REIT	101,527	4,619
National Health Investors REIT	169,524	4,559
Ashford Hospitality Trust REIT	360,702	4,552
Ares Capital Corp.	267,383	4,527
Stewart Information Services Corp.	122,191	4,437
City Holding Co.	122,561	4,429
United Fire & Casualty Co.	145,659	4,389
Westbanco Inc.	141,596	4,388
Flagstar Bancorp, Inc.	271,730	4,337
Acadia Realty Trust REIT	181,958	4,303
First Potomac REIT	143,809	4,284
Alfa Corp.	258,256	4,277
Mid-State Bancshares	152,671	4,275
^ Community Banks, Inc.	162,975	4,237
Columbia Banking System, Inc.	113,303	4,235
^ Doral Financial Corp.	657,197	4,213
* World Acceptance Corp.	117,752	4,183
optionsXpress Holdings Inc.	178,065	4,151
Community Bank System, Inc.	203,564	4,106
Saxon Inc. REIT	358,235	4,098
Deerfield Triarc Capital Corp. REIT	314,947	4,088
First Financial Bankshares, Inc.	111,424	4,071
Advanta Corp. Class B	113,092	4,066
* CompuCredit Corp.	105,550	4,057
Safety Insurance Group, Inc.	85,298	4,056
Anchor Bancorp Wisconsin Inc.	132,981	4,012
MFA Mortgage Investments, Inc. REIT	569,496	3,918
* Navigators Group, Inc.	88,825	3,892
Provident New York Bancorp, Inc.	292,805	3,871
Northwest Bancorp, Inc.	145,710	3,861
* Texas Capital Bancshares, Inc.	165,125	3,847
* First Cash Financial Services, Inc.	193,708	3,826
American Equity Investment Life Holding Co.	358,319	3,820
Sandy Spring Bancorp, Inc.	105,552	3,806
National Western Life Insurance Co. Class A	15,853	3,799
Sun Communities, Inc. REIT	115,953	3,772
Harleysville National Corp.	177,464	3,764
GMH Communities Trust REIT	284,938	3,755
Partners Trust Financial Group, Inc.	328,185	3,745
Capitol Bancorp Ltd.	96,083	3,742
TierOne Corp.	110,718	3,739
Presidential Life Corp.	147,810	3,633
Sterling Financial Corp. (PA)	165,824	3,632
Gramercy Capital Corp. REIT	138,812	3,595
IBERIABANK Corp.	61,522	3,540
Independent Bank Corp. (MI)	133,840	3,520
* Ocwen Financial Corp.	269,675	3,428
^ Cascade Bancorp	119,944	3,420
Independent Bank Corp. (MA)	104,194	3,383
* Triad Guaranty, Inc.	68,942	3,370
First Financial Bancorp	225,346	3,360
Capital Trust Class A REIT	92,796	3,305
State Auto Financial Corp.	101,523	3,304
* Universal American Financial Corp.	248,954	3,274
Getty Realty Holding Corp. REIT	114,367	3,253
Ramco-Gershenson Properties Trust REIT	119,891	3,229
KNBT Bancorp Inc.	193,866	3,203
Fieldstone Investment Corp. REIT	347,499	3,183
Community Trust Bancorp Inc.	90,680	3,167
Education Realty Trust, Inc. REIT	189,348	3,153
LTC Properties, Inc. REIT	140,854	3,148
* Western Alliance Bancorp	90,166	3,136
Harleysville Group, Inc.	98,397	3,121
Midland Co.	81,627	3,100
Medical Properties Trust Inc. REIT	280,102	3,092
West Coast Bancorp	104,792	3,088
Nara Bancorp, Inc.	164,419	3,083
Arbor Realty Trust, Inc. REIT	121,486	3,043
* United America Indemnity, Ltd.	145,986	3,042
* Franklin Bank Corp.	149,966	3,028
Bank of the Ozarks, Inc.	89,788	2,990
Saul Centers, Inc. REIT	72,100	2,940
*^ Tejon Ranch Co.	71,251	2,933
Interchange Financial Services Corp.	129,851	2,922
FBL Financial Group, Inc. Class A	90,076	2,918
Placer Sierra Bancshares	124,880	2,896
First Merchants Corp.	118,970	2,892
BankFinancial Corp.	166,757	2,885
Investors Real Estate Trust REIT	314,439	2,839
Midwest Banc Holdings, Inc.	126,059	2,805
City Bank Lynnwood (WA)	60,039	2,801
Banner Corp.	71,825	2,768
First Source Corp.	81,821	2,768
First Financial Holdings, Inc.	86,425	2,766
SWS Group, Inc.	113,842	2,746
HomeBanc Corp. REIT	345,741	2,745
Capital Lease Funding, Inc. REIT	238,094	2,717
Old Second Bancorp, Inc.	87,312	2,707
JER Investors Trust Inc. REIT	173,830	2,703
Dime Community Bancshares	198,746	2,697
Luminent Mortgage Capital, Inc. REIT	291,229	2,697
Anworth Mortgage Asset Corp. REIT	323,968	2,689
Renasant Corp.	66,553	2,685
Seacoast Banking Corp. of Florida	100,826	2,685
21st Century Insurance Group	185,036	2,665
Washington Trust Bancorp, Inc.	96,080	2,663
Capital City Bank Group, Inc.	86,985	2,627
^ Odyssey Re Holdings Corp.	99,482	2,621
Irwin Financial Corp.	133,798	2,594
Union Bankshares Corp.	59,471	2,566
Omega Financial Corp.	81,564	2,554
First Indiana Corp.	96,906	2,522
^ CoBiz Inc.	111,539	2,512
Sterling Bancorp	128,476	2,505
Universal Health Realty Income REIT	79,831	2,503
TriCo Bancshares	89,543	2,452
WSFS Financial Corp.	39,890	2,451
Integra Bank Corp.	112,386	2,444
Suffolk Bancorp	74,268	2,432
S.Y. Bancorp, Inc.	87,578	2,407
* Asset Acceptance Capital Corp.	120,346	2,383
MortgageIT Holdings Inc. REIT	196,544	2,370
*^ Virginia Commerce Bancorp, Inc.	98,305	2,349
^ Univest Corp. of Pennsylvania	83,804	2,315
Resource America, Inc.	120,673	2,299
^ Kearny Financial Corp.	155,020	2,294
United Community Financial Corp.	189,807	2,278
First Community Bancshares, Inc.	68,838	2,271
* United PanAm Financial Corp.	74,175	2,255
First Place Financial Corp.	97,805	2,251
Yardville National Bancorp	62,314	2,226
Simmons First National Corp.	76,428	2,217
Heartland Financial USA, Inc.	82,198	2,191
NetBank, Inc.	329,847	2,187
* CNA Surety Corp.	124,958	2,159
First Financial Corp. (IN)	71,951	2,159
Urstadt Biddle Properties Class A REIT	131,632	2,144
Tompkins Trustco, Inc.	49,645	2,135
Flushing Financial Corp.	118,253	2,124
ITLA Capital Corp.	40,234	2,116
U.S.B. Holding Co., Inc.	93,789	2,110
Bristol West Holdings, Inc.	129,940	2,079
*^ Affordable Residential Communities REIT	192,996	2,075
First Busey Corp.	99,613	2,039
Oriental Financial Group Inc.	159,308	2,033
Wilshire Bancorp Inc.	112,385	2,025
Capital Southwest Corp.	19,170	2,002
BancFirst Corp.	44,652	1,998
* Tradestation Group Inc.	157,669	1,998
Great Southern Bancorp, Inc.	63,814	1,948
PXRE Group Ltd.	520,218	1,935
Center Financial Corp.	81,730	1,932
Peoples Bancorp, Inc.	63,820	1,904
First Oak Brook Bancshares, Inc.	49,747	1,841
*^ MarketAxess Holdings, Inc.	167,079	1,840
Direct General Corp.	108,193	1,831
Cohen & Steers, Inc.	77,202	1,822
First Bancorp (NC)	85,809	1,802
R & G Financial Corp. Class B	199,567	1,714
Arrow Financial Corp.	62,456	1,713
^ Lakeland Bancorp, Inc.	104,590	1,639
Advanta Corp. Class A	49,708	1,630
Aames Investment Corp. REIT	307,260	1,533
Gamco Investors Inc. Class A	41,621	1,530
*^ First Acceptance Corp.	120,137	1,415
* Wauwatosa Holdings, Inc.	81,780	1,395
* James River Group Inc.	53,537	1,333
Baldwin & Lyons, Inc. Class B	52,184	1,331
OceanFirst Financial Corp.	59,094	1,313
Republic Bancorp, Inc. Class A	61,126	1,259
Charter Financial Corp.	28,462	1,123
National Interstate Corp.	40,593	1,101
* Encore Capital Group, Inc.	88,396	1,085
Clifton Savings Bancorp, Inc.	98,234	1,064
* Primus Guaranty, Ltd.	91,953	1,021
Royal Bancshares of Pennsylvania, Inc.	33,289	808
Crawford & Co. Class B	68,659	493
Urstadt Biddle Properties REIT	19,783	315
* CSF Holdings Inc. Contingent Litigation Rights	29,125	-

	2,748,712

Health Care (10.2%)
* Covance, Inc.	450,715	27,593
* Advanced Medical Optics, Inc.	486,734	24,677
* ResMed Inc.	510,654	23,975
Dade Behring Holdings Inc.	566,567	23,592
* Cytyc Corp.	824,764	20,916
* Gen-Probe Inc.	365,734	19,742
* Edwards Lifesciences Corp.	423,752	19,251
PerkinElmer, Inc.	906,330	18,942
* VCA Antech, Inc.	592,219	18,910
* Respironics, Inc.	518,565	17,745
* IDEXX Laboratories Corp.	229,132	17,215
* Sierra Health Services, Inc.	374,212	16,851
* Cerner Corp.	450,054	16,702
* Hologic, Inc.	324,529	16,019
* Pediatrix Medical Group, Inc.	345,560	15,654
* PDL BioPharma Inc.	774,572	14,260
* Techne Corp.	266,800	13,585
Cooper Cos., Inc.	302,041	13,377
*^ OSI Pharmaceuticals, Inc.	405,824	13,376
* Alkermes, Inc.	653,303	12,361
* Affymetrix, Inc.	481,451	12,325
Mentor Corp.	282,534	12,290
* Healthways, Inc.	232,467	12,237
* Andrx Group	525,772	12,193
* Magellan Health Services, Inc.	262,863	11,910
* MGI Pharma, Inc.	553,562	11,902
* LifePoint Hospitals, Inc.	367,103	11,795
*^ Nektar Therapeutics	626,123	11,483
* AMERIGROUP Corp.	368,390	11,435
Valeant Pharmaceuticals International	662,997	11,218
* WellCare Health Plans Inc.	228,562	11,211
STERIS Corp.	483,118	11,044
* Ventana Medical Systems, Inc.	233,343	11,009
Chemed Corp.	187,429	10,221
* Psychiatric Solutions, Inc.	355,712	10,195
* ICOS Corp.	442,649	9,734
* Cubist Pharmaceuticals, Inc.	386,248	9,726
* United Surgical Partners International, Inc.	316,682	9,523
Medicis Pharmaceutical Corp.	388,710	9,329
* Varian, Inc.	222,199	9,223
Diagnostic Products Corp.	158,448	9,217
* United Therapeutics Corp.	158,590	9,162
* Immucor Inc.	476,339	9,160
Perrigo Co.	565,950	9,112
* Human Genome Sciences, Inc.	845,753	9,050
* Sunrise Senior Living, Inc.	323,571	8,947
* Haemonetics Corp.	190,094	8,841
* Illumina, Inc.	290,733	8,623
* BioMarin Pharmaceutical Inc.	597,988	8,593
* Bio-Rad Laboratories, Inc. Class A	129,895	8,435
* PSS World Medical, Inc.	476,016	8,402
* American Medical Systems Holdings, Inc.	498,568	8,301
West Pharmaceutical Services, Inc.	226,114	8,203
* Intermagnetics General Corp.	302,792	8,169
Owens & Minor, Inc. Holding Co.	285,146	8,155
* Alexion Pharmaceuticals, Inc.	221,343	7,995
* Medarex, Inc.	829,522	7,972
* Dionex Corp.	143,819	7,861
* Kyphon Inc.	204,793	7,856
* American Retirement Corp.	239,582	7,851
* Serologicals Corp.	244,348	7,682
* ArthroCare Corp.	180,853	7,598
LCA-Vision Inc.	140,924	7,456
* LifeCell Corp.	237,286	7,337
Alpharma, Inc. Class A	303,696	7,301
* Adolor Corp.	290,663	7,269
* Centene Corp.	307,591	7,238
* Kindred Healthcare, Inc.	277,373	7,212
* Myriad Genetics, Inc.	279,254	7,051
* Applera Corp.-Celera Genomics Group	537,682	6,963
*^ Martek Biosciences Corp.	229,008	6,630
* The Medicines Co.	337,786	6,604
* Adams Respiratory Therapeutics, Inc.	146,713	6,546
* Genesis Healthcare Corp.	137,788	6,527
* Theravance, Inc.	284,805	6,516
* HealthExtras, Inc.	214,847	6,493
* Kos Pharmaceuticals, Inc.	167,950	6,318
* Nuvelo, Inc.	369,254	6,148
*^ Telik, Inc.	371,785	6,134
* Per-Se Technologies, Inc.	236,182	5,947
PolyMedica Corp.	165,075	5,936
* Viasys Healthcare Inc.	230,402	5,898
* inVentiv Health, Inc.	204,448	5,884
* Allscripts Healthcare Solutions, Inc.	334,864	5,877
* DJ Orthopedics Inc.	158,954	5,854
* Exelixis, Inc.	569,585	5,724
* Apria Healthcare Group Inc.	302,808	5,723
* Myogen, Inc.	195,264	5,663
* Digene Corp.	145,278	5,628
* Eclipsys Corp.	305,677	5,551
* PAREXEL International Corp.	189,497	5,467
* Biosite Inc.	118,702	5,420
* Palomar Medical Technologies, Inc.	117,612	5,367
* Conor Medsystems, Inc.	193,515	5,339
Brookdale Senior Living Inc.	118,825	5,316
Invacare Corp.	208,244	5,181
* Integra LifeSciences Holdings	131,192	5,092
* Inverness Medical Innovations, Inc.	176,727	4,989
*^ Onyx Pharmaceuticals, Inc.	295,810	4,978
* AmSurg Corp.	212,017	4,823
* Sciele Pharma, Inc.	201,221	4,666
* Laserscope	151,359	4,663
* Par Pharmaceutical Cos. Inc.	250,196	4,619
* Wright Medical Group, Inc.	220,471	4,614
* SonoSite, Inc.	115,733	4,518
* Zymogenetics, Inc.	237,704	4,509
* CV Therapeutics, Inc.	322,749	4,509
* Regeneron Pharmaceuticals, Inc.	351,573	4,507
* Odyssey Healthcare, Inc.	247,190	4,343
*^ Amedisys Inc.	113,235	4,292
* The TriZetto Group, Inc.	287,293	4,249
*^ MannKind Corp.	198,322	4,226
Arrow International, Inc.	128,052	4,209
* Thoratec Corp.	299,825	4,159
* CONMED Corp.	200,851	4,158
* K-V Pharmaceutical Co. Class A	220,413	4,113
* Salix Pharmaceuticals, Ltd.	332,609	4,091
* ViroPharma Inc.	466,864	4,024
Cambrex Corp.	191,371	3,986
* AMN Healthcare Services, Inc.	195,768	3,974
Meridian Bioscience Inc.	158,893	3,964
* Orthofix International NV	103,183	3,934
Analogic Corp.	84,039	3,917
* ICU Medical, Inc.	91,032	3,845
*^ SurModics, Inc.	105,751	3,819
* Molina Healthcare Inc.	99,721	3,794
* Progenics Pharmaceuticals, Inc.	154,504	3,717
*^ AtheroGenics, Inc.	282,086	3,681
* Greatbatch, Inc.	155,686	3,674
* Molecular Devices Corp.	114,456	3,498
* Arena Pharmaceuticals, Inc.	296,476	3,433
* Cross Country Healthcare, Inc.	182,737	3,324
* Keryx Biopharmaceuticals, Inc.	228,742	3,248
* Matria Healthcare, Inc.	149,807	3,209
*^ Geron Corp.	463,484	3,198
*^ InterMune Inc.	191,001	3,142
* OraSure Technologies, Inc.	328,695	3,129
Landauer, Inc.	64,967	3,112
* Pharmion Corp.	181,801	3,096
Sirona Dental Systems Inc.	77,146	3,057
*^ Cyberonics, Inc.	142,729	3,043
* eResearch Technology, Inc.	332,852	3,029
* Noven Pharmaceuticals, Inc.	168,422	3,015
* Isis Pharmaceuticals, Inc.	490,320	2,966
*^ Enzo Biochem, Inc.	196,243	2,959
* Encysive Pharmaceuticals, Inc.	420,885	2,917
* Conceptus, Inc.	208,780	2,848
*^ Neurocrine Biosciences, Inc.	267,219	2,833
* Connetics Corp.	240,797	2,832
* Align Technology, Inc.	382,212	2,825
Datascope Corp.	90,101	2,779
Vital Signs, Inc.	56,021	2,775
* Gentiva Health Services, Inc.	171,957	2,756
* PRA International	123,399	2,748
* Dendrite International, Inc.	294,273	2,719
* Symbion, Inc.	129,868	2,696
*^ Tanox, Inc.	193,589	2,677
*^ Foxhollow Technologies Inc.	97,009	2,650
*^ New River Pharmaceuticals Inc.	91,072	2,596
* Merit Medical Systems, Inc.	185,631	2,554
* Dendreon Corp.	508,228	2,460
*^ Nabi Biopharmaceuticals	427,518	2,454
*^ Enzon Pharmaceuticals, Inc.	314,662	2,373
Incyte Corp.	507,070	2,333
* Symmetry Medical Inc.	149,662	2,305
* Kensey Nash Corp.	77,451	2,285
* Zoll Medical Corp.	69,019	2,261
* Radiation Therapy Services, Inc.	82,471	2,219
* IntraLase Corp.	132,332	2,215
*^ deCODE genetics, Inc.	355,476	2,200
National Healthcare Corp.	48,140	2,145
* RehabCare Group, Inc.	121,554	2,113
*^ ARIAD Pharmaceuticals, Inc.	438,665	1,978
* Aspect Medical Systems, Inc.	111,173	1,939
* Diversa Corp.	199,537	1,928
* Merge Technologies, Inc.	154,574	1,903
*^ SFBC International, Inc.	124,274	1,884
*^ ev3 Inc.	121,711	1,803
* Albany Molecular Research, Inc.	160,846	1,718
* Panacos Pharmaceuticals Inc.	300,855	1,661
*^ Momenta Pharmaceuticals, Inc.	129,813	1,650
* Rigel Pharmaceuticals, Inc.	168,522	1,640
*^ Cell Genesys, Inc.	323,732	1,625
* NPS Pharmaceuticals Inc.	326,300	1,592
* Bruker BioSciences Corp.	287,445	1,541
* Lexicon Genetics Inc.	343,750	1,509
*^ Idenix Pharmaceuticals Inc.	158,243	1,487
Young Innovations, Inc.	41,240	1,453
* VistaCare, Inc.	116,283	1,407
* Maxygen Inc.	167,661	1,254
*^ Coley Pharmaceutical Group	101,102	1,168
* K-V Pharmaceutical Co. Class B	51,362	960
*^ Discovery Laboratories, Inc.	422,017	882
*^ NitroMed, Inc.	171,613	829
*^ GTx, Inc.	88,495	805
* Alliance Imaging, Inc.	108,083	692
*^ Threshold Pharmaceuticals, Inc.	147,694	517

	1,276,956

Industrials (16.1%)
Roper Industries Inc.	616,236	28,809
Ryder System, Inc.	434,984	25,416
Ametek, Inc.	505,383	23,945
* Wesco International, Inc.	343,848	23,726
Harsco Corp.	299,120	23,319
* Flowserve Corp.	402,042	22,876
* Thomas & Betts Corp.	441,802	22,664
Graco, Inc.	488,772	22,474
Con-way, Inc.	371,766	21,536
Trinity Industries, Inc.	530,941	21,450
* Foster Wheeler Ltd.	475,562	20,544
Landstar System, Inc.	421,793	19,921
The Brink's Co.	346,012	19,519
* Stericycle, Inc.	299,545	19,500
The Manitowoc Co., Inc.	434,931	19,354
Donaldson Co., Inc.	559,158	18,939
* Continental Airlines, Inc. Class B	620,175	18,481
Laidlaw International Inc.	718,229	18,099
The Timken Co.	533,414	17,875
IDEX Corp.	378,135	17,848
Kennametal, Inc.	280,965	17,490
* YRC Worldwide, Inc.	410,335	17,279
^ Walter Industries, Inc.	299,691	17,277
* AGCO Corp.	646,510	17,016
JLG Industries, Inc.	753,402	16,952
Carlisle Co., Inc.	209,366	16,603
* US Airways Group Inc.	322,448	16,297
Lincoln Electric Holdings, Inc.	256,024	16,040
* United Rentals, Inc.	498,253	15,934
MSC Industrial Direct Co., Inc. Class A	334,231	15,899
* Shaw Group, Inc.	566,076	15,737
GATX Corp.	362,747	15,417
* URS Corp.	364,465	15,308
HNI Corp.	333,103	15,106
* Corrections Corp. of America	283,497	15,008
* Covanta Holding Corp.	839,157	14,811
Crane Co.	348,040	14,478
* Gardner Denver Inc.	371,326	14,296
Teleflex Inc.	264,587	14,293
Adesa, Inc.	641,355	14,264
DRS Technologies, Inc.	284,428	13,866
The Toro Co.	296,904	13,865
* American Commercial Lines Inc.	225,305	13,575
Alexander & Baldwin, Inc.	299,725	13,269
* Armor Holdings, Inc.	239,886	13,153
* Quanta Services, Inc.	758,358	13,142
* Genlyte Group, Inc.	180,261	13,056
*^ JetBlue Airways Corp.	1,050,182	12,749
* Copart, Inc.	517,107	12,700
Herman Miller, Inc.	484,836	12,494
Acuity Brands, Inc.	320,298	12,463
Brady Corp. Class A	335,530	12,361
* Kansas City Southern	445,571	12,342
Wabtec Corp.	328,186	12,274
* Kirby Corp.	310,028	12,246
IKON Office Solutions, Inc.	949,081	11,958
* Waste Connections, Inc.	327,943	11,937
* BE Aerospace, Inc.	512,888	11,725
Briggs & Stratton Corp.	369,921	11,508
* EGL, Inc.	229,107	11,501
Lennox International Inc.	430,271	11,394
* United Stationers, Inc.	225,593	11,126
* Navistar International Corp.	452,011	11,124
Florida East Coast Industries, Inc. Class A	212,029	11,095
Bucyrus International, Inc.	219,575	11,089
Washington Group International, Inc.	207,079	11,046
CLARCOR Inc.	369,831	11,017
* EMCOR Group, Inc.	222,269	10,818
* West Corp.	225,050	10,782
Granite Construction Co.	238,142	10,781
Skywest, Inc.	431,438	10,700
* PHH Corp.	380,573	10,481
* Hexcel Corp.	664,407	10,438
Watsco, Inc.	172,785	10,336
UTI Worldwide, Inc.	407,248	10,275
* Swift Transportation Co., Inc.	317,797	10,093
Nordson Corp.	203,310	9,999
Belden CDT Inc.	301,711	9,972
Simpson Manufacturing Co.	276,422	9,965
* General Cable Corp.	284,194	9,947
* Aviall, Inc.	206,518	9,814
* ESCO Technologies Inc.	183,096	9,786
* Energy Conversion Devices, Inc.	267,954	9,762
Actuant Corp.	193,718	9,676
* AirTran Holdings, Inc.	638,245	9,484
* Genesee & Wyoming Inc. Class A	266,753	9,462
* Alaska Air Group, Inc.	239,180	9,428
Regal-Beloit Corp.	208,791	9,218
*^ Ceradyne, Inc.	182,099	9,012
* Labor Ready, Inc.	386,350	8,751
Pacer International, Inc.	268,581	8,750
Mueller Industries Inc.	263,544	8,705
Forward Air Corp.	213,071	8,678
Curtiss-Wright Corp.	280,775	8,670
Arkansas Best Corp.	172,573	8,665
* Moog Inc.	250,625	8,576
* IHS Inc. Class A	288,335	8,543
Watson Wyatt & Co. Holdings	241,523	8,487
John H. Harland Co.	193,396	8,413
^ Mine Safety Appliances Co.	209,016	8,402
* Navigant Consulting, Inc.	367,745	8,329
Heartland Express, Inc.	457,002	8,176
* Dollar Thrifty Automotive Group, Inc.	180,631	8,141
Werner Enterprises, Inc.	399,548	8,099
* Resources Connection, Inc.	323,687	8,099
Knight Transportation, Inc.	397,323	8,026
Banta Corp.	173,085	8,019
* Old Dominion Freight Line, Inc.	212,812	8,000
Albany International Corp.	183,337	7,772
* NCI Building Systems, Inc.	145,764	7,750
* Amerco, Inc.	76,142	7,664
* CoStar Group, Inc.	127,094	7,604
* Teledyne Technologies, Inc.	230,301	7,545
* Esterline Technologies Corp.	181,108	7,532
Kaydon Corp.	201,272	7,509
Universal Forest Products, Inc.	119,540	7,499
* FTI Consulting, Inc.	278,362	7,452
* Tetra Tech, Inc.	408,767	7,252
* Mobile Mini, Inc.	247,251	7,235
* American Reprographics Co.	192,008	6,960
Applied Industrial Technology, Inc.	284,218	6,909
Woodward Governor Co.	220,577	6,730
UAP Holding Corp.	306,429	6,683
* Acco Brands Corp.	302,719	6,630
A.O. Smith Corp.	141,659	6,567
* Beacon Roofing Supply, Inc.	294,861	6,490
Deluxe Corp.	364,409	6,370
* Orbital Sciences Corp.	393,542	6,352
* Hub Group, Inc.	256,383	6,289
Baldor Electric Co.	200,906	6,286
Franklin Electric, Inc.	120,428	6,219
* Cenveo Inc.	341,703	6,134
* The Advisory Board Co.	126,924	6,104
Watts Water Technologies, Inc.	179,720	6,030
Administaff, Inc.	166,370	5,958
Steelcase Inc.	361,110	5,940
* Korn/Ferry International	300,907	5,895
Valmont Industries, Inc.	124,406	5,784
* NCO Group, Inc.	218,422	5,775
*^ GenCorp, Inc.	357,899	5,737
NACCO Industries, Inc. Class A	40,274	5,534
* Triumph Group, Inc.	113,849	5,465
* AAR Corp.	239,630	5,327
Federal Signal Corp.	343,960	5,208
* EnPro Industries, Inc.	154,939	5,206
* School Specialty, Inc.	163,176	5,197
Barnes Group, Inc.	259,064	5,168
ABM Industries Inc.	298,362	5,102
* Global Cash Access, Inc.	323,398	5,055
Freightcar America Inc.	90,083	5,001
G & K Services, Inc. Class A	144,187	4,946
* Jacuzzi Brands, Inc.	554,779	4,882
Viad Corp.	152,587	4,776
* Griffon Corp.	180,921	4,722
* Consolidated Graphics, Inc.	88,241	4,594
* Heidrick & Struggles International, Inc.	132,718	4,491
* Insituform Technologies Inc. Class A	193,545	4,430
Rollins, Inc.	221,062	4,342
* Coinstar, Inc.	179,217	4,290
McGrath RentCorp	151,260	4,207
*^ Encore Wire Corp.	116,001	4,169
* Astec Industries, Inc.	121,612	4,149
* Interline Brands, Inc.	173,206	4,050
* GrafTech International Ltd.	697,313	4,044
* Williams Scotsman International Inc.	183,277	4,003
Ameron International Corp.	59,557	3,992
* The Middleby Corp.	44,996	3,895
ElkCorp	139,057	3,862
Knoll, Inc.	209,577	3,848
* Spherion Corp.	421,252	3,842
* Republic Airways Holdings Inc.	225,110	3,831
Kelly Services, Inc. Class A	138,939	3,775
* K&F Industries Holdings	212,394	3,766
*^ Evergreen Solar, Inc.	286,899	3,724
* Kforce Inc.	237,738	3,683
Raven Industries, Inc.	116,682	3,675
* CRA International Inc.	81,015	3,657
Healthcare Services Group, Inc.	169,713	3,555
* Clean Harbors Inc.	88,134	3,553
* Huron Consulting Group Inc.	98,218	3,446
* Teletech Holdings Inc.	270,378	3,423
Wabash National Corp.	221,485	3,402
*^ American Science & Engineering, Inc.	58,614	3,395
* Kenexa Corp.	106,461	3,391
* Infrasource Services Inc.	184,132	3,353
CIRCOR International, Inc.	107,947	3,291
*^ Taser International Inc.	415,112	3,284
Bowne & Co., Inc.	228,421	3,266
* II-VI, Inc.	177,041	3,240
* Power-One, Inc.	486,960	3,214
* EnerSys	150,330	3,142
* CBIZ Inc.	422,996	3,134
* Perini Corp.	139,084	3,129
Tredegar Corp.	192,875	3,051
* RBC Bearings Inc.	132,240	3,002
*^ FuelCell Energy, Inc.	312,570	2,994
Apogee Enterprises, Inc.	199,383	2,931
The Greenbrier Cos., Inc.	89,159	2,919
*^ A.S.V., Inc.	126,371	2,912
^ American Woodmark Corp.	82,832	2,902
* RailAmerica, Inc.	275,371	2,880
* Volt Information Sciences Inc.	60,689	2,828
Cascade Corp.	71,417	2,825
* Commercial Vehicle Group Inc.	136,453	2,822
* TAL International Group, Inc.	117,063	2,821
Tennant Co.	56,109	2,821
EDO Corp.	115,553	2,813
Kaman Corp. Class A	153,221	2,789
* Sequa Corp. Class A	34,101	2,779
* SOURCECORP, Inc.	111,751	2,770
United Industrial Corp.	60,183	2,723
Bluelinx Holdings Inc.	207,046	2,698
CDI Corp.	92,526	2,683
* ABX Air, Inc.	419,257	2,532
* Argon ST, Inc.	93,896	2,500
* Pike Electric Corp.	125,394	2,415
*^ Medis Technology Ltd.	118,240	2,398
HEICO Corp.	83,611	2,370
Ennis, Inc.	118,962	2,341
Standex International Corp.	75,871	2,303
Horizon Lines Inc.	143,251	2,295
Cubic Corp.	115,305	2,261
* LECG Corp.	122,053	2,254
* Sirva Inc.	344,269	2,227
*^ Trex Co., Inc.	85,638	2,217
Robbins & Myers, Inc.	84,733	2,215
* Electro Rent Corp.	136,983	2,194
* Builders FirstSource, Inc.	106,908	2,177
Vicor Corp.	130,110	2,156
* Tecumseh Products Co. Class A	107,122	2,057
*^ Plug Power, Inc.	432,418	2,019
^ Eagle Bulk Shipping Inc.	141,089	2,011
* Accuride Corp.	159,290	1,986
* Hudson Highland Group, Inc.	172,615	1,863
* ExpressJet Holdings, Inc.	268,589	1,856
*^ Frontier Airlines Holdings, Inc.	256,680	1,851
Central Parking Corp.	113,258	1,812
Lawson Products, Inc.	44,556	1,756
* MTC Technologies, Inc.	72,745	1,719
* DiamondCluster International, Inc.	207,575	1,644
^ Schawk, Inc.	92,471	1,618
Genco Shipping and Trading Ltd.	91,699	1,592
*^ Ionatron Inc.	178,679	1,135
*^ TurboChef Technologies, Inc.	101,481	1,128
^ Sea Containers Ltd. Class A	185,373	881
The Standard Register Co.	68,328	810
HEICO Corp. Class A	27,762	659
* Tecumseh Products Co. Class B	7,485	119

	2,005,749

Information Technology (15.3%)
Global Payments Inc.	481,593	23,381
MoneyGram International, Inc.	610,421	20,724
* Integrated Device Technology Inc.	1,432,213	20,309
* Ciena Corp.	4,157,650	19,998
* Convergys Corp.	1,000,318	19,506
* Synopsys, Inc.	1,020,419	19,153
* Vishay Intertechnology, Inc.	1,213,625	19,090
* Avnet, Inc.	941,547	18,850
* Agere Systems Inc.	1,279,649	18,811
* Mettler-Toledo International Inc.	294,532	17,840
* Atmel Corp.	3,125,387	17,346
* Trimble Navigation Ltd.	388,044	17,322
Fair Isaac, Inc.	464,453	16,864
* Fairchild Semiconductor International, Inc.	867,788	15,768
* Tech Data Corp.	403,231	15,448
* F5 Networks, Inc.	285,428	15,265
* salesforce.com, Inc.	553,789	14,764
Acxiom Corp.	588,247	14,706
* 3Com Corp.	2,789,072	14,280
* Cypress Semiconductor Corp.	978,605	14,229
* ADC Telecommunications, Inc.	834,026	14,062
* RSA Security Inc.	517,036	14,058
* Rambus Inc.	612,490	13,971
* PMC Sierra Inc.	1,470,697	13,825
* Interdigital Communications Corp.	393,004	13,720
* FormFactor Inc.	306,896	13,697
Reynolds & Reynolds Class A	445,612	13,667
* Polycom, Inc.	621,005	13,612
* Varian Semiconductor Equipment Associates, Inc.	409,931	13,368
*^ Cree, Inc.	545,156	12,953
* CommScope, Inc.	404,344	12,704
* CACI International, Inc.	215,632	12,578
* Cymer, Inc.	270,556	12,570
* Sybase, Inc.	640,800	12,432
* MICROS Systems, Inc.	279,273	12,199
* Brocade Communications Systems, Inc.	1,950,463	11,976
* BISYS Group, Inc.	863,348	11,828
* Silicon Laboratories Inc.	334,572	11,760
* Hyperion Solutions Corp.	425,208	11,736
* Microsemi Corp.	472,463	11,519
* aQuantive, Inc.	453,932	11,498
* Digital River, Inc.	281,876	11,385
* MPS Group, Inc.	748,399	11,271
Anixter International Inc.	235,123	11,159
* ANSYS, Inc.	232,625	11,124
* Transaction Systems Architects, Inc.	265,327	11,061
ADTRAN Inc.	492,874	11,055
Jack Henry & Associates Inc.	555,757	10,926
* Plexus Corp.	317,690	10,868
* Benchmark Electronics, Inc.	450,437	10,865
* BearingPoint, Inc.	1,295,465	10,843
National Instruments Corp.	395,279	10,831
FactSet Research Systems Inc.	224,645	10,626
* Itron, Inc.	178,303	10,566
*^ Palm, Inc.	655,955	10,561
* j2 Global Communications, Inc.	337,072	10,523
* Foundry Networks, Inc.	971,281	10,354
* FLIR Systems, Inc.	469,078	10,348
Imation Corp.	249,328	10,235
* Andrew Corp.	1,137,916	10,082
* Parametric Technology Corp.	793,155	10,081
* Arris Group Inc.	759,992	9,971
* THQ Inc.	455,750	9,844
* Emulex Corp.	600,591	9,772
* TIBCO Software Inc.	1,358,038	9,574
* Avid Technology, Inc.	285,762	9,524
* WebEx Communications, Inc.	267,712	9,514
* Nuance Communications, Inc.	940,572	9,462
* ValueClick, Inc.	609,662	9,358
* Komag, Inc.	200,366	9,253
* Avocent Corp.	352,417	9,251
* SiRF Technology Holdings, Inc.	286,235	9,223
* Perot Systems Corp.	632,370	9,157
* Tessera Technologies, Inc.	327,178	8,997
* Equinix, Inc.	161,780	8,875
* VeriFone Holdings, Inc.	290,107	8,842
*^ Euronet Worldwide, Inc.	223,543	8,577
* Digital Insight Corp.	249,165	8,544
* Electronics for Imaging, Inc.	407,695	8,513
* RealNetworks, Inc.	794,507	8,501
* Conexant Systems, Inc.	3,400,276	8,501
*^ Sonus Networks, Inc.	1,699,620	8,413
* Intermec, Inc.	360,168	8,262
* Wright Express Corp.	286,802	8,243
* Kronos, Inc.	227,624	8,242
* CNET Networks, Inc.	1,020,457	8,143
* EarthLink, Inc.	940,081	8,141
* Zoran Corp.	332,837	8,101
* RF Micro Devices, Inc.	1,354,742	8,088
* FileNet Corp.	299,272	8,059
* CSG Systems International, Inc.	325,221	8,046
* OmniVision Technologies, Inc.	374,750	7,915
* Macrovision Corp.	367,610	7,911
* Informatica Corp.	599,198	7,885
Cognex Corp.	301,329	7,844
* Openwave Systems Inc.	664,881	7,673
* Semtech Corp.	520,300	7,518
* Entegris Inc.	785,351	7,484
Plantronics, Inc.	335,851	7,459
* Rackable Systems Inc.	188,778	7,455
* Coherent, Inc.	220,781	7,447
* Mentor Graphics Corp.	573,692	7,447
* Digitas Inc.	638,738	7,422
* MicroStrategy Inc.	75,664	7,379
* SRA International, Inc.	275,717	7,342
* eFunds Corp.	326,738	7,205
* Amkor Technology, Inc.	758,653	7,177
* Redback Networks Inc.	391,009	7,171
* Quest Software, Inc.	504,314	7,081
* Websense, Inc.	342,964	7,044
* Gartner, Inc. Class A	489,226	6,947
* Global Imaging Systems, Inc.	167,105	6,898
* ON Semiconductor Corp.	1,156,156	6,798
* Progress Software Corp.	288,544	6,755
* ATMI, Inc.	268,382	6,608
* Rogers Corp.	116,216	6,548
* Insight Enterprises, Inc.	342,879	6,532
* Powerwave Technologies, Inc.	714,933	6,520
Daktronics, Inc.	221,956	6,408
Technitrol, Inc.	275,597	6,380
* Trident Microsystems, Inc.	330,741	6,277
* Skyworks Solutions, Inc.	1,137,430	6,267
* Rofin-Sinar Technologies Inc.	108,930	6,260
* Silicon Image, Inc.	580,314	6,256
* Aeroflex, Inc.	534,433	6,237
* Checkpoint Systems, Inc.	277,427	6,162
* Dycom Industries, Inc.	286,582	6,101
* Lawson Softward, Inc.	903,862	6,056
* Diodes Inc.	145,988	6,050
* Brooks Automation, Inc.	505,920	5,970
* Advent Software, Inc.	165,450	5,968
* Intergraph Corp.	187,178	5,894
* Dolby Laboratories Inc.	250,540	5,838
* Applied Micro Circuits Corp.	2,101,078	5,736
*^ UTStarcom, Inc.	734,431	5,721
* KEMET Corp.	620,405	5,720
* Sycamore Networks, Inc.	1,395,003	5,664
* HomeStore, Inc.	1,007,704	5,522
*^ Spansion Inc. Class A	342,687	5,462
* Littelfuse, Inc.	158,742	5,458
*^ Take-Two Interactive Software, Inc.	511,281	5,450
MTS Systems Corp.	137,716	5,441
United Online, Inc.	453,259	5,439
* Internet Security Systems, Inc.	287,824	5,425
* Paxar Corp.	262,919	5,408
* ScanSource, Inc.	182,330	5,346
* DSP Group Inc.	214,746	5,336
* Tekelec	430,686	5,319
* Cabot Microelectronics Corp.	173,542	5,260
* Finisar Corp.	1,590,848	5,202
* MKS Instruments, Inc.	253,951	5,110
* NETGEAR, Inc.	235,902	5,107
* Lattice Semiconductor Corp.	814,515	5,034
* InfoSpace, Inc.	221,955	5,032
* Opsware, Inc.	601,864	4,959
* Advanced Digital Information Corp.	420,372	4,948
* Brightpoint, Inc.	360,788	4,881
* Wind River Systems Inc.	547,157	4,870
Black Box Corp.	125,206	4,799
Gevity HR, Inc.	180,282	4,786
* Witness Systems, Inc.	237,121	4,783
Talx Corp.	217,801	4,763
* Comtech Telecommunications Corp.	162,719	4,763
* Veeco Instruments, Inc.	194,415	4,635
^ Quality Systems, Inc.	123,926	4,563
*^ Cogent Inc.	302,776	4,563
* Cirrus Logic, Inc.	558,969	4,550
* Micrel, Inc.	450,654	4,511
* TriQuint Semiconductor, Inc.	1,010,505	4,507
* Identix, Inc.	639,815	4,472
* Newport Corp.	273,805	4,414
* TTM Technologies, Inc.	297,505	4,305
* Ariba, Inc.	522,131	4,297
* ViaSat, Inc.	167,028	4,289
* Axcelis Technologies, Inc.	723,554	4,269
* McDATA Corp. Class A	1,036,402	4,229
* Keane, Inc.	333,801	4,173
* Photronics Inc.	281,705	4,169
* SPSS, Inc.	129,629	4,166
* Atheros Communications	218,492	4,143
* FEI Co.	181,760	4,122
* ManTech International Corp.	128,826	3,976
* Hutchinson Technology, Inc.	183,619	3,972
* Manhattan Associates, Inc.	195,598	3,969
* Mastec Inc.	299,507	3,956
Agilysys, Inc.	217,351	3,912
* webMethods, Inc.	389,893	3,848
* Open Solutions Inc.	144,235	3,838
* CMGI Inc.	3,137,478	3,796
* Heartland Payment Systems, Inc.	134,608	3,753
* Epicor Software Corp.	353,289	3,720
* Electro Scientific Industries, Inc.	206,739	3,719
* Blackboard Inc.	128,255	3,714
* Power Integrations, Inc.	211,991	3,706
CTS Corp.	244,631	3,643
* Synaptics Inc.	169,234	3,622
* Adaptec, Inc.	813,121	3,529
Park Electrochemical Corp.	137,043	3,529
* Quantum Corp.	1,344,204	3,522
* SonicWALL, Inc.	390,437	3,510
* NetIQ Corp.	282,703	3,446
* Extreme Networks, Inc.	823,052	3,424
*^ Netlogic Microsystems Inc.	105,835	3,413
*^ Bankrate, Inc.	89,880	3,394
* Exar Corp.	252,996	3,357
* Sapient Corp.	619,698	3,284
* SafeNet, Inc.	181,952	3,224
MAXIMUS, Inc.	138,786	3,213
* Applied Films Corp.	111,723	3,183
* TNS Inc.	153,582	3,178
* Altiris, Inc.	176,079	3,176
* Sykes Enterprises, Inc.	196,482	3,175
* Advanced Energy Industries, Inc.	238,333	3,156
* MRO Software Inc.	156,667	3,144
* Concur Technologies, Inc.	202,127	3,127
* Vignette Corp.	213,103	3,107
* Mattson Technology, Inc.	316,370	3,091
* AMIS Holdings Inc.	308,421	3,084
* LTX Corp.	438,124	3,071
* Gateway, Inc.	1,606,953	3,053
* Verint Systems Inc.	103,157	3,011
* Standard Microsystem Corp.	137,367	2,999
* Hittite Microwave Corp.	82,170	2,971
Inter-Tel, Inc.	140,881	2,967
* The Ultimate Software Group, Inc.	153,573	2,942
*^ Genesis Microchip Inc.	252,654	2,921
* Borland Software Corp.	546,393	2,885
* Sonic Solutions, Inc.	172,767	2,851
Methode Electronics, Inc. Class A	270,834	2,846
* Secure Computing Corp.	327,927	2,820
*^ Marchex, Inc.	171,542	2,818
* Packeteer, Inc.	247,477	2,806
* JDA Software Group, Inc.	198,675	2,787
* Forrester Research, Inc.	99,621	2,787
* Kulicke & Soffa Industries, Inc.	375,072	2,779
* Advanced Analogic Technologies, Inc.	261,392	2,739
* Silicon Storage Technology, Inc.	666,440	2,706
Cohu, Inc.	153,757	2,698
* Tyler Technologies, Inc.	238,927	2,676
* Actel Corp.	185,003	2,655
* Ciber, Inc.	401,285	2,644
* Asyst Technologies, Inc.	348,067	2,621
* Excel Technology, Inc.	86,611	2,591
infoUSA Inc.	250,951	2,587
* Ultratech, Inc.	160,628	2,528
* Agile Software Corp.	391,289	2,481
* Interwoven Inc.	287,715	2,469
* OpenTV Corp.	633,832	2,466
* DTS Inc.	125,339	2,442
* Harmonic, Inc.	532,519	2,386
* Ixia	263,088	2,368
Bel Fuse, Inc. Class B	71,825	2,357
* Mercury Computer Systems, Inc.	151,080	2,325
* S1 Corp.	480,983	2,309
*^ Multi-Fineline Electronix, Inc.	68,993	2,290
* Kanbay International Inc.	154,721	2,250
* Lionbridge Technologies, Inc.	404,119	2,235
*^ Universal Display Corp.	166,663	2,218
* iPass Inc.	394,820	2,211
* Credence Systems Corp.	610,544	2,137
*^ Presstek, Inc.	227,706	2,120
*^ Novatel Wireless, Inc.	201,192	2,088
* Ditech Networks Inc.	232,738	2,029
* Ikanos Communications, Inc.	131,186	1,993
* Jupitermedia Corp.	149,370	1,942
* InterVoice, Inc.	271,583	1,934
* DealerTrack Holdings Inc.	85,291	1,886
* IXYS Corp.	192,967	1,852
* Covansys Corp.	146,094	1,836
* SYNNEX Corp.	93,382	1,771
Blackbaud, Inc.	77,867	1,768
* Kopin Corp.	486,641	1,757
* PDF Solutions, Inc.	140,633	1,745
* Magma Design Automation, Inc.	226,925	1,668
* EPIQ Systems, Inc.	96,246	1,602
* Ness Technologies Inc.	148,599	1,597
* Echelon Corp.	211,764	1,586
* eSPEED, Inc. Class A	188,082	1,567
* NetRatings, Inc.	111,888	1,554
* Photon Dynamics, Inc.	120,723	1,511
* RightNow Technologies Inc.	89,997	1,501
* Blue Coat Systems, Inc.	87,177	1,470
* Metrologic Instruments, Inc.	87,266	1,310
* PortalPlayer Inc.	123,261	1,209
Syntel, Inc.	58,069	1,188
*^ FalconStor Software, Inc.	170,247	1,187
* SigmaTel Inc.	252,079	1,036
* Ulticom, Inc.	93,125	975
* Westell Technologies, Inc.	398,036	872
^ Renaissance Learning, Inc.	64,058	868
* McDATA Corp. Class B	58,874	217
Bel Fuse, Inc. Class A	2,229	61

	1,913,665

Materials (5.8%)
Steel Dynamics, Inc.	313,456	20,607
*^ Titanium Metals Corp.	580,045	19,942
Carpenter Technology Corp.	171,750	19,837
Lubrizol Corp.	487,874	19,442
* Crown Holdings, Inc.	1,192,418	18,566
Airgas, Inc.	498,219	18,559
Commercial Metals Co.	711,617	18,289
Valspar Corp.	685,629	18,107
Reliance Steel & Aluminum Co.	215,010	17,835
Florida Rock Industries, Inc.	352,064	17,487
Eagle Materials, Inc.	359,227	17,063
FMC Corp.	262,413	16,897
Louisiana-Pacific Corp.	757,174	16,582
Celanese Corp. Series A	794,037	16,214
RPM International, Inc.	840,668	15,132
Cytec Industries, Inc.	281,609	15,111
Cabot Corp.	429,055	14,811
Scotts Miracle-Gro Co.	339,774	14,379
Albemarle Corp.	286,708	13,728
* Nalco Holding Co.	764,823	13,484
Packaging Corp. of America	592,802	13,054
* Oregon Steel Mills, Inc.	255,105	12,924
AptarGroup Inc.	251,251	12,465
^ Cleveland-Cliffs Inc.	156,511	12,410
* Chaparral Steel Co.	162,901	11,732
* Hercules, Inc.	765,596	11,683
Quanex Corp.	269,537	11,609
* AK Steel Corp.	784,462	10,849
Worthington Industries, Inc.	505,045	10,581
* Aleris International Inc.	211,929	9,717
*^ Coeur d'Alene Mines Corp.	1,958,584	9,421
Olin Corp.	514,032	9,217
* RTI International Metals, Inc.	164,930	9,210
H.B. Fuller Co.	209,150	9,113
Bowater Inc.	399,877	9,097
Texas Industries, Inc.	165,062	8,765
* Headwaters Inc.	301,563	7,708
Minerals Technologies, Inc.	142,801	7,426
Sensient Technologies Corp.	314,267	6,571
* OM Group, Inc.	209,328	6,458
Silgan Holdings, Inc.	173,604	6,425
Greif Inc. Class A	82,593	6,191
Arch Chemicals, Inc.	168,304	6,067
Georgia Gulf Corp.	232,343	5,813
*^ Apex Silver Mines Ltd.	382,787	5,761
* Symyx Technologies, Inc.	237,936	5,746
* Century Aluminum Co.	160,925	5,743
Schnitzer Steel Industries, Inc. Class A	160,418	5,692
Compass Minerals International	227,810	5,684
* PolyOne Corp.	626,765	5,503
MacDermid, Inc.	186,680	5,376
Metal Management, Inc.	174,068	5,330
*^ W.R. Grace & Co.	453,653	5,308
Gibraltar Industries Inc.	181,163	5,254
Spartech Corp.	228,673	5,168
Ryerson Tull, Inc.	184,734	4,988
Ferro Corp.	300,046	4,789
NewMarket Corp.	97,555	4,786
Glatfelter	285,035	4,524
CF Industries Holdings, Inc.	315,237	4,495
*^ Hecla Mining Co.	849,663	4,461
* Terra Industries, Inc.	681,998	4,344
A. Schulman Inc.	189,494	4,338
* Rockwood Holdings, Inc.	185,054	4,258
Deltic Timber Corp.	75,260	4,242
AMCOL International Corp.	160,729	4,235
Westlake Chemical Corp.	140,110	4,175
Wausau Paper Corp.	329,153	4,098
^ Royal Gold, Inc.	143,259	3,985
Rock-Tenn Co.	233,483	3,724
* Stillwater Mining Co.	293,575	3,723
Myers Industries, Inc.	186,265	3,202
Neenah Paper Inc.	105,053	3,199
* Graphic Packaging Corp.	711,977	2,698
Schweitzer-Mauduit International, Inc.	105,369	2,281
Chesapeake Corp. of Virginia	134,072	2,200
Tronox Inc. Class B	158,863	2,092
* Caraustar Industries, Inc.	207,778	1,870
* Buckeye Technology, Inc.	241,774	1,847
American Vanguard Corp.	111,137	1,720
Tronox Inc.	124,886	1,621
Calgon Carbon Corp.	254,735	1,551
NL Industries, Inc.	68,798	740

	721,329

Telecommunication Services (1.4%)
*^ Level 3 Communications, Inc.	6,787,528	30,137
* SBA Communications Corp.	625,292	16,345
* Leap Wireless International, Inc.	327,803	15,554
* NeuStar, Inc. Class A	338,368	11,420
* Dobson Communications Corp.	1,070,417	8,274
* Time Warner Telecom Inc.	506,128	7,516
* Cincinnati Bell Inc.	1,768,909	7,253
* Price Communications Corp.	381,320	6,463
* UbiquiTel Inc.	538,835	5,572
Commonwealth Telephone Enterprises, Inc.	156,113	5,177
* Broadwing Corp.	476,632	4,933
*^ First Avenue Networks, Inc.	412,775	4,491
* IDT Corp. Class B	311,284	4,293
* General Communication, Inc.	330,724	4,075
*^ Covad Communications Group, Inc.	1,931,091	3,882
* Premiere Global Services, Inc.	488,665	3,689
Valor Communications Group, Inc.	278,289	3,186
USA Mobility, Inc.	181,559	3,014
Iowa Telecommunications Services Inc.	157,194	2,974
FairPoint Communications, Inc.	201,126	2,896
*^ Cbeyond Communications, Inc.	129,630	2,827
North Pittsburgh Systems, Inc.	96,989	2,673
* Syniverse Holdings Inc.	169,189	2,487
Consolidated Communications Holdings, Inc.	137,863	2,293
Surewest Communications	103,852	2,006
* Cogent Communications Group, Inc.	189,166	1,772
* @ Road, Inc.	281,787	1,555
* IDT Corp.	105,021	1,386
Centennial Communications Corp. Class A	185,088	962
* Wireless Facilities, Inc.	330,883	910
*^ InPhonic, Inc.	127,047	800

	170,815

Utilities (4.4%)
OGE Energy Corp.	647,579	22,685
Northeast Utilities	1,095,592	22,646
Aqua America, Inc.	939,576	21,413
AGL Resources Inc.	556,701	21,221
* CMS Energy Corp.	1,578,705	20,428
National Fuel Gas Co.	574,236	20,179
* Sierra Pacific Resources	1,436,676	20,113
Energen Corp.	499,236	19,176
UGI Corp. Holding Co.	751,559	18,503
Southern Union Co.	679,180	18,379
Puget Energy, Inc.	829,009	17,807
Hawaiian Electric Industries Inc.	578,852	16,156
Atmos Energy Corp.	577,841	16,128
Great Plains Energy, Inc.	567,527	15,811
* Dynegy, Inc.	2,822,037	15,437
Vectren Corp.	544,063	14,826
WPS Resources Corp.	287,004	14,235
^ Piedmont Natural Gas, Inc.	547,087	13,294
Nicor Inc.	315,567	13,096
Westar Energy, Inc.	620,875	13,069
PNM Resources Inc.	466,697	11,649
* Aquila, Inc.	2,668,232	11,233
IDACORP, Inc.	303,487	10,407
WGL Holdings Inc.	348,176	10,080
Peoples Energy Corp.	273,992	9,839
New Jersey Resources Corp.	197,250	9,227
Duquesne Light Holdings, Inc.	558,140	9,176
Southwest Gas Corp.	283,009	8,870
NorthWestern Corp.	254,154	8,730
ALLETE, Inc.	183,223	8,676
Cleco Corp.	358,771	8,341
Black Hills Corp.	237,150	8,141
Avista Corp.	346,710	7,915
UniSource Energy Corp.	250,102	7,791
Northwest Natural Gas Co.	197,253	7,304
* El Paso Electric Co.	345,701	6,969
South Jersey Industries, Inc.	206,995	5,670
UIL Holdings Corp.	99,909	5,624
Otter Tail Corp.	199,481	5,452
CH Energy Group, Inc.	112,754	5,412
The Laclede Group, Inc.	144,888	4,978
MGE Energy, Inc.	146,555	4,565
California Water Service Group	125,203	4,475
Empire District Electric Co.	209,955	4,315
American States Water Co.	120,160	4,284
Ormat Technologies Inc.	87,420	3,335
ITC Holdings Corp.	94,681	2,517
SJW Corp.	97,760	2,488

	552,065

Total Common Stocks
(Cost $9,437,104)	12,457,068

Temporary Cash Investments (4.9%)

Money Market Fund (4.9%)

Vanguard Market Liquidity Fund, 5.136%	29,176,888	29,177
Vanguard Market Liquidity Fund, 5.136%	583,057,780	583,058

	612,235

	Face
	Amount
	($000)

U.S. Agency and Government Obligations (0.0%)

3 Federal Home Loan Bank
4 5.377%, 9/29/06	3,000	2,962
3 Federal Home Loan Mortgage Corp.
4 4.978%, 7/18/06	1,000	998
3 Federal National Mortgage Assn
4 4.847%, 7/5/06	3,000	2,999

	6,959

Total Temporary Cash Investments
(Cost $619,194)	619,194

Total Investments (104.7%)
(Cost $10,056,298)	13,076,262

Other Assets and Liabilities-Net (-4.7%)	(589,970)

Net Assets (100%)	12,486,292

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $6,959,000 have been segregated as initial margin for open futures contracts.

Vanguard Small-Cap Growth Index Fund
Schedule of Investments June 30, 2006	Shares	Market Value ($000)

Common Stocks (99.6%)[1]

Consumer Discretionary (16.2%)
* ITT Educational Services, Inc.	144,857	9,533
* O'Reilly Automotive, Inc.	302,938	9,449
* Penn National Gaming, Inc.	226,441	8,781
* Scientific Games Corp.	215,564	7,678
SCP Pool Corp.	166,704	7,273
Choice Hotel International, Inc.	114,241	6,923
* Laureate Education Inc.	150,282	6,407
* The Cheesecake Factory Inc.	237,494	6,400
* Panera Bread Co.	94,472	6,352
* Tractor Supply Co.	107,454	5,939
* ^ Nutri/System Inc.	95,446	5,930
* Sonic Corp.	281,981	5,862
Polaris Industries, Inc.	131,683	5,702
Thor Industries, Inc.	116,925	5,665
* Gaylord Entertainment Co.	128,170	5,593
* Aeropostale, Inc.	172,322	4,978
* Coldwater Creek Inc.	174,946	4,682
* GameStop Corp. Class B	134,837	4,618
* Jarden Corp.	150,992	4,598
* Dick's Sporting Goods, Inc.	116,067	4,596
Applebee's International, Inc.	235,730	4,531
Ruby Tuesday, Inc.	184,097	4,494
* Timberland Co.	164,589	4,296
Harte-Hanks, Inc.	167,212	4,287
* The Children's Place Retail Stores, Inc.	70,653	4,243
* Pacific Sunwear of California, Inc.	235,089	4,215
Strayer Education, Inc.	43,013	4,177
* DeVry, Inc.	190,123	4,177
* Under Armour, Inc.	95,643	4,076
* Sotheby's Holdings Class A	155,117	4,072
* Too Inc.	105,558	4,052
* Marvel Entertainment, Inc.	202,469	4,049
John Wiley & Sons Class A	120,170	3,990
* Corinthian Colleges, Inc.	272,479	3,913
* The Pantry, Inc.	67,968	3,911
* ^ Select Comfort Corp.	169,827	3,901
* ^ Netflix.com, Inc.	140,261	3,817
Arbitron Inc.	98,430	3,773
* Tenneco Automotive, Inc.	143,152	3,722
* The Dress Barn, Inc.	146,570	3,716
* Guitar Center, Inc.	82,825	3,683
* Carter's, Inc.	137,402	3,632
* ^ Shuffle Master, Inc.	110,243	3,614
* Valassis Communications, Inc.	151,070	3,564
* PETCO Animal Supplies, Inc.	174,170	3,558
Matthews International Corp.	101,580	3,501
* Live Nation	171,890	3,500
* The Gymboree Corp.	100,308	3,487
Aaron Rents, Inc. Class B	128,644	3,458
* CEC Entertainment Inc.	106,588	3,424
Christopher & Banks Corp.	114,465	3,319
* Bright Horizons Family Solutions, Inc.	86,515	3,261
The Yankee Candle Co., Inc.	129,804	3,246
* Life Time Fitness, Inc.	68,594	3,174
* Big Lots Inc.	180,591	3,084
^ Winnebago Industries, Inc.	99,026	3,074
* Rare Hospitality International Inc.	106,483	3,062
* P.F. Chang's China Bistro, Inc.	79,748	3,032
* Pinnacle Entertainment, Inc.	98,679	3,025
* Visteon Corp.	408,897	2,948
* RCN Corp.	116,658	2,908
* Vail Resorts Inc.	76,728	2,847
* Gemstar-TV Guide International, Inc.	806,607	2,839
^ CKE Restaurants Inc.	169,891	2,822
* LKQ Corp.	146,915	2,791
* Fossil, Inc.	151,757	2,733
* Hibbett Sporting Goods, Inc.	113,391	2,710
* Champion Enterprises, Inc.	241,477	2,666
* Papa John's International, Inc.	79,060	2,625
* GameStop Corp. Class A	62,410	2,621
ADVO, Inc.	100,020	2,461
* Genesco, Inc.	72,644	2,460
* priceline.com, Inc.	81,986	2,448
* Guess ?, Inc.	57,420	2,397
* Interactive Data Corp.	118,589	2,382
* VistaPrint Ltd.	88,904	2,377
Jackson Hewitt Tax Service Inc.	72,594	2,276
K-Swiss, Inc.	82,211	2,195
* Keystone Automotive Industries, Inc.	51,066	2,156
* Columbia Sportswear Co.	46,786	2,118
* Steiner Leisure Ltd.	52,310	2,068
* Aztar Corp.	39,762	2,066
Catalina Marketing Corp.	72,192	2,055
* Texas Roadhouse, Inc.	151,563	2,049
* Red Robin Gourmet Burgers, Inc.	47,090	2,004
Triarc Cos., Inc. Class B	125,579	1,963
* WMS Industries, Inc.	70,184	1,922
Ryland Group, Inc.	43,523	1,896
Steven Madden, Ltd.	62,644	1,856
* The Warnaco Group, Inc.	96,289	1,799
* Zumiez Inc.	45,445	1,707
* Drew Industries, Inc.	51,493	1,668
CBRL Group, Inc.	48,677	1,651
* ^ TiVo Inc.	229,233	1,639
* California Pizza Kitchen, Inc.	59,534	1,636
* 99 Cents Only Stores	154,540	1,616
* Hot Topic, Inc.	139,769	1,609
Fred's, Inc.	120,221	1,605
* Bally Technologies Inc.	96,789	1,594
* Emmis Communications, Inc.	101,666	1,590
* ^ Blue Nile Inc.	49,402	1,589
* DSW Inc. Class A	43,564	1,587
* Universal Technical Institute Inc.	71,248	1,569
* Entravision Communications Corp.	180,009	1,543
* Fleetwood Enterprises, Inc.	202,401	1,526
* ^ Tempur-Pedic International Inc.	112,117	1,515
* ^ Charter Communications, Inc.	1,321,195	1,493
* RC2 Corp.	38,435	1,486
* Isle of Capri Casinos, Inc.	57,400	1,472
* MarineMax, Inc.	54,162	1,421
Ambassadors Group, Inc.	49,121	1,419
* CKX, Inc.	102,645	1,393
* Stamps.com Inc.	48,854	1,359
* Blount International, Inc.	111,890	1,345
bebe stores, inc	86,930	1,340
* Morningstar, Inc.	31,991	1,327
The Pep Boys (Manny, Moe & Jack)	111,775	1,311
* Jos. A. Bank Clothiers, Inc.	54,058	1,295
^ Brookfield Homes Corp.	38,907	1,282
* Steak n Shake Co.	84,006	1,272
* Meritage Corp.	26,750	1,264
Big 5 Sporting Goods Corp.	64,745	1,263
* Vertrue Inc.	29,089	1,252
* Alderwoods Group, Inc.	64,273	1,251
* ^ AFC Enterprises, Inc.	97,801	1,247
* Trump Entertainment Resorts, Inc.	61,263	1,234
Monro Muffler Brake, Inc.	37,541	1,222
Warner Music Group Corp.	41,178	1,214
* Mediacom Communications Corp.	190,998	1,190
* Skechers U.S.A., Inc.	49,184	1,186
* Hovnanian Enterprises Inc. Class A	39,094	1,176
^ Pre-Paid Legal Services, Inc.	33,869	1,168
* Ruth's Chris Steak House	54,901	1,121
* Volcom, Inc.	34,580	1,106
* Charlotte Russe Holding Inc.	46,164	1,105
* ^ Leapfrog Enterprises, Inc.	104,787	1,058
* BJ's Restaurants Inc.	46,740	1,044
* ValueVision Media, Inc.	93,756	1,034
* Retail Ventures, Inc.	56,614	1,009
* Harris Interactive Inc.	175,447	1,000
* ^ Citi Trends Inc.	23,288	994
* Great Wolf Resorts, Inc.	81,367	977
* Denny's Corp.	262,771	970
* ^ Avatar Holding, Inc.	16,887	962
* ^ Krispy Kreme Doughnuts, Inc.	114,302	930
* Interface, Inc.	77,212	884
* GSI Commerce, Inc.	63,629	861
* ^ Martha Stewart Living Omnimedia, Inc.	51,324	858
* ^ Overstock.com, Inc.	39,898	848
* ^ Six Flags, Inc.	148,101	832
Dover Downs Gaming & Entertainment, Inc.	41,304	811
* ^ Build-A-Bear-Workshop, Inc.	35,223	758
* ^ True Religion Apparel, Inc.	41,836	740
* ^ iRobot Corp.	29,562	736
* MTR Gaming Group Inc.	74,084	695
* New York & Co., Inc.	69,282	677
* Playboy Enterprises, Inc. Class B	66,996	669
* Spanish Broadcasting System, Inc.	127,917	654
* West Marine, Inc.	47,347	638
* Core-Mark Holding Co., Inc.	17,130	613
* PRIMEDIA Inc.	333,000	609
* ^ Palm Harbor Homes, Inc.	32,607	574
* Directed Electronics Inc.	42,852	562
* ^ Audible, Inc.	54,392	494
* Conn's, Inc.	18,545	492
* Salem Communications Corp.	36,260	472
Marine Products Corp.	48,240	469
* Lin TV Corp.	56,568	427
* 1-800-FLOWERS.COM, Inc.	71,770	414
* A.C. Moore Arts & Crafts, Inc.	25,304	413
* Multimedia Games Inc.	29,738	301
* Magna Entertainment Corp. Class A	45,783	241
* Educate, Inc.	30,191	231
Beasley Broadcast Group, Inc.	21,550	151
Triarc Cos., Inc. Class A	7,129	116
* ^ Escala Group, Inc.	22,060	103

		435,706

Consumer Staples (2.5%)
* Hansen Natural Corp.	50,475	9,609
Church & Dwight, Inc.	204,345	7,442
* Rite Aid Corp.	1,499,108	6,356
Flowers Foods, Inc.	172,854	4,951
* Herbalife Ltd.	121,874	4,863
* NBTY, Inc.	181,053	4,329
* United Natural Foods, Inc.	126,335	4,172
Casey's General Stores, Inc.	143,495	3,589
* Central Garden and Pet Co.	69,514	2,993
Nu Skin Enterprises, Inc.	189,359	2,812
* Central European Distribution Corp.	67,610	1,701
Andersons, Inc.	40,744	1,695
* Wild Oats Markets Inc.	85,540	1,677
* Chattem, Inc.	52,581	1,597
Seaboard Corp.	1,197	1,532
* Playtex Products, Inc.	141,277	1,474
* ^ USANA Health Sciences, Inc.	35,358	1,340
* Peet's Coffee & Tea Inc.	44,244	1,336
Tootsie Roll Industries, Inc.	33,232	968
* Boston Beer Co., Inc. Class A	29,583	866
* Smart & Final Inc.	45,328	763
^ Mannatech, Inc.	50,979	643
The Great Atlantic & Pacific Tea Co., Inc.	20,521	466
* Revlon, Inc. Class A	363,094	458
Coca-Cola Bottling Co.	6,235	317

		67,949

Energy (11.1%)
* FMC Technologies Inc.	217,458	14,670
* Denbury Resources, Inc.	376,667	11,929
Range Resources Corp.	414,163	11,261
Helmerich & Payne, Inc.	165,575	9,978
* Helix Energy Solutions Group, Inc.	234,118	9,449
Massey Energy Co.	259,867	9,355
* Maverick Tube Corp.	137,182	8,669
* Superior Energy Services, Inc.	252,763	8,569
Todco Class A	194,990	7,965
* Unit Corp.	139,264	7,923
* Oceaneering International, Inc.	170,125	7,800
St. Mary Land & Exploration Co.	180,546	7,267
* TETRA Technologies, Inc.	221,786	6,718
Holly Corp.	128,699	6,203
Tidewater Inc.	112,630	5,541
Foundation Coal Holdings, Inc.	114,241	5,361
* Hydrill Co.	64,715	5,081
* Core Laboratories NV	82,002	5,005
* ^ Quicksilver Resources, Inc.	133,011	4,896
* KCS Energy, Inc.	160,024	4,753
* W-H Energy Services, Inc.	92,825	4,718
* Grey Wolf, Inc.	610,886	4,704
* Global Industries Ltd.	272,414	4,549
* Dresser Rand Group, Inc.	189,673	4,454
* Atwood Oceanics, Inc.	88,087	4,369
* Oil States International, Inc.	124,337	4,262
* ^ Cheniere Energy, Inc.	105,879	4,129
Western Gas Resources, Inc.	66,844	4,001
Berry Petroleum Class A	120,157	3,983
World Fuel Services Corp.	86,736	3,963
* NS Group Inc.	71,025	3,912
* Encore Acquisition Co.	144,989	3,890
Frontier Oil Corp.	118,376	3,835
* KFX, Inc.	224,124	3,425
* Hanover Compressor Co.	178,890	3,360
* Remington Oil & Gas Corp.	73,074	3,213
* Alpha Natural Resources, Inc.	163,596	3,210
CARBO Ceramics Inc.	61,618	3,027
* Delta Petroleum Corp.	159,291	2,729
Penn Virginia Corp.	38,517	2,692
* Bill Barrett Corp.	90,462	2,679
Cabot Oil & Gas Corp.	54,041	2,648
* Parallel Petroleum Corp.	105,116	2,597
* ^ ATP Oil & Gas Corp.	61,483	2,578
* Atlas America, Inc.	57,075	2,558
* Dril-Quip, Inc.	30,536	2,517
* Petrohawk Energy Corp.	186,716	2,353
* Hornbeck Offshore Services, Inc.	64,491	2,291
* Energy Partners, Ltd.	114,493	2,170
* Carrizo Oil & Gas, Inc.	69,235	2,168
* ^ Input/Output, Inc.	227,671	2,151
* Hercules Offshore, Inc.	60,726	2,125
* Warren Resources Inc.	146,857	2,109
* International Coal Group, Inc.	290,030	2,085
* Comstock Resources, Inc.	68,273	2,039
W&T Offshore, Inc.	52,373	2,037
* Veritas DGC Inc.	38,832	2,003
* Petroleum Development Corp.	51,526	1,943
RPC Inc.	71,797	1,743
Crosstex Energy, Inc.	18,258	1,736
* PetroQuest Energy, Inc.	135,172	1,660
* Pioneer Drilling Co.	102,132	1,577
* ^ Pacific Ethanol, Inc.	63,836	1,476
* Basic Energy Services Inc.	48,161	1,472
* ^ James River Coal Co.	50,114	1,328
* ^ McMoRan Exploration Co.	71,619	1,260
* Goodrich Petroleum Corp.	43,479	1,234
* ^ Willbros Group, Inc.	65,034	1,232
Alon USA Energy, Inc.	37,017	1,165
* Brigham Exploration Co.	137,050	1,084
* Giant Industries, Inc.	16,196	1,078
* Bois d'Arc Energy, Inc.	61,111	1,006
* Bronco Drilling Co., Inc.	43,409	907
* Parker Drilling Co.	119,312	857
* Syntroleum Corp.	131,951	801
* ^ SulphCo, Inc.	82,006	587
* Superior Well Services, Inc.	21,929	546
* ^ Endeavor International Corp.	194,927	466
* ^ GeoGlobal Resources Inc.	80,383	393

		299,477

Financials (6.3%)
Jones Lang LaSalle Inc.	111,545	9,766
* Affiliated Managers Group, Inc.	106,946	9,293
* Nasdaq Stock Market Inc.	300,160	8,975
* Investment Technology Group, Inc.	135,531	6,893
East West Bancorp, Inc.	171,746	6,511
The First Marblehead Corp.	99,694	5,677
Cathay General Bancorp	147,083	5,351
HCC Insurance Holdings, Inc.	176,044	5,183
* SVB Financial Group	111,217	5,056
UCBH Holdings, Inc.	298,100	4,931
National Financial Partners Corp.	104,939	4,650
Taubman Co. REIT	107,140	4,382
International Securities Exchange, Inc.	111,434	4,242
Wintrust Financial Corp.	72,026	3,663
Jefferies Group, Inc.	111,886	3,315
United Community Banks, Inc.	107,934	3,286
Equity Lifestyle Properties, Inc. REIT	70,136	3,074
* Signature Bank	88,566	2,868
Greenhill & Co., Inc.	46,194	2,807
Boston Private Financial Holdings, Inc.	99,149	2,766
* GFI Group Inc.	49,139	2,651
PrivateBancorp, Inc.	56,608	2,344
* Nelnet, Inc.	57,089	2,315
Sterling Financial Corp.	71,966	2,196
* Portfolio Recovery Associates, Inc.	47,591	2,175
Calamos Asset Management, Inc.	73,523	2,131
LaSalle Hotel Properties REIT	43,728	2,025
* Argonaut Group, Inc.	64,440	1,936
* World Acceptance Corp.	52,395	1,861
optionsXpress Holdings Inc.	79,086	1,843
* Texas Capital Bancshares, Inc.	73,608	1,715
* First Cash Financial Services, Inc.	86,397	1,706
Mills Corp. REIT	62,865	1,682
* Knight Capital Group, Inc. Class A	109,608	1,669
Global Signal, Inc. REIT	35,814	1,659
* Ocwen Financial Corp.	120,235	1,528
Cascade Bancorp	53,402	1,522
Cash America International Inc.	46,476	1,487
Zenith National Insurance Corp.	37,279	1,479
* Western Alliance Bancorp	40,087	1,394
Fremont General Corp.	73,011	1,355
* Trammell Crow Co.	38,364	1,349
Bank of the Ozarks, Inc.	39,668	1,321
* ^ Tejon Ranch Co.	31,398	1,292
* Accredited Home Lenders Holding Co.	25,604	1,224
* Investors Bancorp, Inc.	88,606	1,201
Old Second Bancorp, Inc.	38,691	1,199
CoBiz Inc.	49,539	1,116
S.Y. Bancorp, Inc.	39,119	1,075
* Asset Acceptance Capital Corp.	53,183	1,053
* Virginia Commerce Bancorp, Inc.	43,386	1,037
Digital Realty Trust, Inc. REIT	40,227	993
* United PanAm Financial Corp.	32,667	993
Advanta Corp. Class B	26,919	968
Highland Hospitality Corp. REIT	65,737	926
* Tradestation Group Inc.	70,731	896
Wilshire Bancorp Inc.	49,717	896
* CompuCredit Corp.	23,280	895
Extra Space Storage Inc. REIT	54,464	884
Advance America Cash Advance Centers Inc.	50,006	877
* ^ MarketAxess Holdings, Inc.	74,370	819
Midwest Banc Holdings, Inc.	36,668	816
Scottish Re Group Ltd.	44,247	738
NetBank, Inc.	95,072	630
* Navigators Group, Inc.	13,755	603
* James River Group Inc.	23,838	594
* Universal American Financial Corp.	38,558	507
Cohen & Steers, Inc.	17,040	402
Odyssey Re Holdings Corp.	15,256	402
* Affordable Residential Communities REIT	29,475	317
* Encore Capital Group, Inc.	25,491	313
* First Acceptance Corp.	26,501	312
Direct General Corp.	16,781	284
National Interstate Corp.	8,971	243
Advanta Corp. Class A	6,310	207
* Primus Guaranty, Ltd.	14,501	161

		168,905

Health Care (18.0%)
* Covance, Inc.	199,822	12,233
* ResMed Inc.	226,382	10,629
Dade Behring Holdings Inc.	251,077	10,455
* Cytyc Corp.	365,616	9,272
* Gen-Probe Inc.	162,240	8,758
* Edwards Lifesciences Corp.	187,748	8,529
PerkinElmer, Inc.	401,711	8,396
* VCA Antech, Inc.	262,452	8,380
* Respironics, Inc.	229,835	7,865
* IDEXX Laboratories Corp.	101,661	7,638
* Sierra Health Services, Inc.	166,242	7,486
* Cerner Corp.	199,398	7,400
* Hologic, Inc.	143,706	7,093
* Pediatrix Medical Group, Inc.	153,340	6,946
* PDL BioPharma Inc.	343,801	6,329
* Techne Corp.	118,400	6,029
* OSI Pharmaceuticals, Inc.	180,147	5,938
Cooper Cos., Inc.	134,000	5,935
* Alkermes, Inc.	289,955	5,486
* Affymetrix, Inc.	213,613	5,468
Mentor Corp.	125,400	5,455
* Healthways, Inc.	103,176	5,431
* Andrx Group	233,379	5,412
* Magellan Health Services, Inc.	116,801	5,292
* MGI Pharma, Inc.	245,749	5,284
* ^ Nektar Therapeutics	277,920	5,097
Valeant Pharmaceuticals International	294,141	4,977
* WellCare Health Plans Inc.	101,440	4,976
STERIS Corp.	214,490	4,903
* Ventana Medical Systems, Inc.	103,560	4,886
Chemed Corp.	83,130	4,533
* Psychiatric Solutions, Inc.	157,850	4,524
* ICOS Corp.	196,488	4,321
* Cubist Pharmaceuticals, Inc.	171,374	4,315
* United Surgical Partners International, Inc.	140,452	4,223
Medicis Pharmaceutical Corp.	172,495	4,140
Diagnostic Products Corp.	70,433	4,097
* United Therapeutics Corp.	70,379	4,066
* Immucor Inc.	211,261	4,063
* Sunrise Senior Living, Inc.	143,513	3,968
* Haemonetics Corp.	84,439	3,927
* Advanced Medical Optics, Inc.	75,480	3,827
* Illumina, Inc.	128,867	3,822
* BioMarin Pharmaceutical Inc.	265,441	3,814
* PSS World Medical, Inc.	210,889	3,722
* American Medical Systems Holdings, Inc.	220,880	3,678
* Intermagnetics General Corp.	134,139	3,619
* Medarex, Inc.	367,263	3,529
* Dionex Corp.	63,761	3,485
* Kyphon Inc.	90,774	3,482
* American Retirement Corp.	106,162	3,479
* ArthroCare Corp.	80,060	3,363
LCA-Vision Inc.	62,653	3,315
* LifeCell Corp.	105,395	3,259
* Adolor Corp.	128,991	3,226
* Centene Corp.	136,257	3,206
* ^ Martek Biosciences Corp.	101,647	2,943
* The Medicines Co.	150,164	2,936
* Adams Respiratory Therapeutics, Inc.	65,253	2,912
* Theravance, Inc.	126,761	2,900
* HealthExtras, Inc.	95,500	2,886
* Kos Pharmaceuticals, Inc.	74,374	2,798
* ^ Telik, Inc.	165,124	2,725
* Varian, Inc.	64,016	2,657
* Per-Se Technologies, Inc.	104,896	2,641
PolyMedica Corp.	72,933	2,623
* Allscripts Healthcare Solutions, Inc.	148,759	2,611
* inVentiv Health, Inc.	90,383	2,601
* Apria Healthcare Group Inc.	134,492	2,542
* Exelixis, Inc.	252,583	2,538
* Myogen, Inc.	86,918	2,521
* Digene Corp.	64,446	2,497
* Eclipsys Corp.	135,802	2,466
* Biosite Inc.	52,680	2,405
* Palomar Medical Technologies, Inc.	52,000	2,373
Brookdale Senior Living Inc.	52,764	2,361
* Alexion Pharmaceuticals, Inc.	63,762	2,303
* Integra LifeSciences Holdings	58,174	2,258
* Inverness Medical Innovations, Inc.	78,342	2,212
* Onyx Pharmaceuticals, Inc.	131,263	2,209
* AmSurg Corp.	94,269	2,145
* Laserscope	67,345	2,075
* Sciele Pharma, Inc.	89,177	2,068
* Par Pharmaceutical Cos. Inc.	111,152	2,052
* Wright Medical Group, Inc.	97,687	2,045
* Myriad Genetics, Inc.	80,706	2,038
* Applera Corp.-Celera Genomics Group	155,139	2,009
* Human Genome Sciences, Inc.	187,664	2,008
* SonoSite, Inc.	51,261	2,001
* CV Therapeutics, Inc.	142,883	1,996
* Regeneron Pharmaceuticals, Inc.	155,381	1,992
* Amedisys Inc.	50,282	1,906
* The TriZetto Group, Inc.	127,312	1,883
* Bio-Rad Laboratories, Inc. Class A	28,933	1,879
* ^ MannKind Corp.	87,841	1,872
Arrow International, Inc.	56,782	1,866
* Thoratec Corp.	132,893	1,843
* Salix Pharmaceuticals, Ltd.	147,240	1,811
* ViroPharma Inc.	206,826	1,783
* K-V Pharmaceutical Co. Class A	95,204	1,777
* Nuvelo, Inc.	106,565	1,774
* AMN Healthcare Services, Inc.	86,683	1,760
Meridian Bioscience Inc.	70,352	1,755
* Orthofix International NV	45,618	1,739
* ^ SurModics, Inc.	47,130	1,702
* DJ Orthopedics Inc.	45,805	1,687
* Molina Healthcare Inc.	44,008	1,675
* ^ AtheroGenics, Inc.	124,930	1,630
* Greatbatch, Inc.	68,837	1,625
* PAREXEL International Corp.	54,815	1,581
* Conor Medsystems, Inc.	55,639	1,535
* Arena Pharmaceuticals, Inc.	132,215	1,531
* Genesis Healthcare Corp.	30,560	1,448
* Keryx Biopharmaceuticals, Inc.	101,794	1,445
* Matria Healthcare, Inc.	66,275	1,420
* ^ InterMune Inc.	85,169	1,401
* OraSure Technologies, Inc.	145,287	1,383
* Pharmion Corp.	80,817	1,376
* Cyberonics, Inc.	63,487	1,354
Sirona Dental Systems Inc.	34,053	1,349
* eResearch Technology, Inc.	147,910	1,346
* Noven Pharmaceuticals, Inc.	75,179	1,346
* Isis Pharmaceuticals, Inc.	219,022	1,325
* Zymogenetics, Inc.	68,454	1,299
* Encysive Pharmaceuticals, Inc.	185,687	1,287
* Conceptus, Inc.	92,086	1,256
* ^ Neurocrine Biosciences, Inc.	118,338	1,254
* Connetics Corp.	106,610	1,254
* Align Technology, Inc.	168,469	1,245
* Gentiva Health Services, Inc.	75,877	1,216
* PRA International	54,509	1,214
* Dendrite International, Inc.	131,343	1,214
* Symbion, Inc.	57,901	1,202
* Tanox, Inc.	85,711	1,185
* ^ Foxhollow Technologies Inc.	43,212	1,181
* ICU Medical, Inc.	26,155	1,105
* Progenics Pharmaceuticals, Inc.	44,445	1,069
* Enzon Pharmaceuticals, Inc.	138,637	1,045
* Symmetry Medical Inc.	66,192	1,019
* Kensey Nash Corp.	34,511	1,018
* Zoll Medical Corp.	30,439	997
* Radiation Therapy Services, Inc.	36,425	980
* IntraLase Corp.	58,062	972
* Odyssey Healthcare, Inc.	54,536	958
National Healthcare Corp.	21,326	950
* ^ Geron Corp.	133,681	922
* ARIAD Pharmaceuticals, Inc.	196,630	887
* Aspect Medical Systems, Inc.	49,531	864
* Diversa Corp.	89,418	864
* ^ ev3 Inc.	53,310	790
* Molecular Devices Corp.	25,411	777
* ^ New River Pharmaceuticals Inc.	26,269	749
* Panacos Pharmaceuticals Inc.	134,569	743
* ^ Momenta Pharmaceuticals, Inc.	58,163	739
* NPS Pharmaceuticals Inc.	145,294	709
* Bruker BioSciences Corp.	129,137	692
Incyte Corp.	146,174	672
* Lexicon Genetics Inc.	152,817	671
* Idenix Pharmaceuticals Inc.	70,893	666
* Enzo Biochem, Inc.	43,285	653
Young Innovations, Inc.	18,285	644
* deCODE genetics, Inc.	102,240	633
* VistaCare, Inc.	51,647	625
* Dendreon Corp.	113,721	550
* Nabi Biopharmaceuticals	94,928	545
* ^ Coley Pharmaceutical Group	44,897	519
* K-V Pharmaceutical Co. Class B	25,589	479
* Rigel Pharmaceuticals, Inc.	48,905	476
Vital Signs, Inc.	8,623	427
* GTx, Inc.	39,771	362
* ^ Cell Genesys, Inc.	71,964	361
* Alliance Imaging, Inc.	46,571	298
* Maxygen Inc.	36,735	275
* ^ Discovery Laboratories, Inc.	121,256	253
* Threshold Pharmaceuticals, Inc.	65,840	230
* ^ NitroMed, Inc.	37,418	181

		486,311

Industrials (16.9%)
Roper Industries Inc.	273,300	12,777
Ametek, Inc.	224,064	10,616
* Wesco International, Inc.	152,554	10,526
* Flowserve Corp.	178,155	10,137
* Thomas & Betts Corp.	195,972	10,053
Graco, Inc.	216,639	9,961
* Foster Wheeler Ltd.	210,739	9,104
Landstar System, Inc.	186,903	8,827
* Stericycle, Inc.	132,947	8,655
The Brink's Co.	153,314	8,648
The Manitowoc Co., Inc.	192,646	8,573
Donaldson Co., Inc.	247,769	8,392
JLG Industries, Inc.	334,399	7,524
MSC Industrial Direct Co., Inc. Class A	148,295	7,054
* Covanta Holding Corp.	372,510	6,575
* Gardner Denver Inc.	164,781	6,344
The Toro Co.	131,702	6,150
* American Commercial Lines Inc.	99,949	6,022
* Armor Holdings, Inc.	106,435	5,836
* Genlyte Group, Inc.	80,006	5,795
* ^ JetBlue Airways Corp.	466,585	5,664
* Copart, Inc.	229,404	5,634
Herman Miller, Inc.	215,175	5,545
* Kansas City Southern	197,810	5,479
Wabtec Corp.	145,597	5,445
* Kirby Corp.	137,564	5,434
* Continental Airlines, Inc. Class B	178,898	5,331
* Waste Connections, Inc.	145,546	5,298
* EGL, Inc.	101,716	5,106
Walter Industries, Inc.	86,461	4,984
* Navistar International Corp.	200,477	4,934
Florida East Coast Industries, Inc. Class A	94,065	4,922
Bucyrus International, Inc.	97,436	4,921
* West Corp.	99,855	4,784
* Hexcel Corp.	294,869	4,632
UTI Worldwide, Inc.	180,743	4,560
Simpson Manufacturing Co.	122,641	4,421
* General Cable Corp.	125,838	4,404
* ESCO Technologies Inc.	81,331	4,347
* Energy Conversion Devices, Inc.	118,850	4,330
Actuant Corp.	85,976	4,295
* AirTran Holdings, Inc.	283,282	4,210
* Genesee & Wyoming Inc. Class A	118,507	4,203
* Ceradyne, Inc.	80,742	3,996
* Labor Ready, Inc.	171,418	3,883
Pacer International, Inc.	118,977	3,876
Forward Air Corp.	94,464	3,848
* IHS Inc. Class A	127,645	3,782
Mine Safety Appliances Co.	92,724	3,728
* Navigant Consulting, Inc.	162,929	3,690
Heartland Express, Inc.	202,736	3,627
* Resources Connection, Inc.	143,802	3,598
Knight Transportation, Inc.	176,384	3,563
* Old Dominion Freight Line, Inc.	94,699	3,560
* BE Aerospace, Inc.	147,959	3,382
* CoStar Group, Inc.	56,240	3,365
* Teledyne Technologies, Inc.	102,091	3,345
* Tetra Tech, Inc.	181,383	3,218
* Mobile Mini, Inc.	109,811	3,213
* American Reprographics Co.	85,358	3,094
* Acco Brands Corp.	134,541	2,946
* Beacon Roofing Supply, Inc.	130,867	2,880
* Orbital Sciences Corp.	175,100	2,826
* Hub Group, Inc.	113,984	2,796
Franklin Electric, Inc.	53,574	2,767
* Cenveo Inc.	151,718	2,723
* The Advisory Board Co.	56,090	2,697
Administaff, Inc.	73,748	2,641
* GenCorp, Inc.	158,893	2,547
CLARCOR Inc.	81,917	2,440
Skywest, Inc.	95,938	2,379
* AAR Corp.	106,300	2,363
HNI Corp.	51,820	2,350
Albany International Corp.	52,911	2,243
* Global Cash Access, Inc.	143,425	2,242
Freightcar America Inc.	39,945	2,217
* Amerco, Inc.	21,908	2,205
G & K Services, Inc. Class A	64,080	2,198
* Quanta Services, Inc.	117,968	2,044
Rollins, Inc.	98,015	1,925
* Coinstar, Inc.	79,325	1,899
* ^ Encore Wire Corp.	51,521	1,852
* Astec Industries, Inc.	54,094	1,846
* Williams Scotsman International Inc.	81,102	1,771
* The Middleby Corp.	20,078	1,738
* EMCOR Group, Inc.	34,510	1,680
* K&F Industries Holdings	94,202	1,670
* ^ Evergreen Solar, Inc.	127,929	1,661
* FTI Consulting, Inc.	61,682	1,651
* Kforce Inc.	105,714	1,638
Raven Industries, Inc.	51,648	1,627
* CRA International Inc.	35,910	1,621
* Clean Harbors Inc.	39,336	1,586
Healthcare Services Group, Inc.	74,973	1,571
* Huron Consulting Group Inc.	43,693	1,533
* Teletech Holdings Inc.	120,261	1,523
* Kenexa Corp.	47,368	1,509
* ^ American Science & Engineering, Inc.	25,930	1,502
* ^ Taser International Inc.	185,134	1,464
* II-VI, Inc.	78,979	1,445
* Power-One, Inc.	217,367	1,435
* Perini Corp.	61,866	1,392
* ^ A.S.V., Inc.	55,863	1,287
The Greenbrier Cos., Inc.	39,298	1,287
American Woodmark Corp.	36,517	1,280
* TAL International Group, Inc.	51,964	1,252
United Industrial Corp.	26,733	1,210
* NCI Building Systems, Inc.	22,525	1,198
* ABX Air, Inc.	185,597	1,121
* Argon ST, Inc.	41,736	1,111
ElkCorp	39,917	1,108
* Pike Electric Corp.	55,958	1,078
* ^ Medis Technology Ltd.	52,606	1,067
* LECG Corp.	53,775	993
* ^ Trex Co., Inc.	37,881	981
* Infrasource Services Inc.	53,234	969
* Builders FirstSource, Inc.	47,022	957
Vicor Corp.	57,120	946
* ^ Plug Power, Inc.	190,990	892
* Accuride Corp.	70,397	878
* ^ FuelCell Energy, Inc.	90,305	865
* RBC Bearings Inc.	37,784	858
Knoll, Inc.	46,249	849
* Hudson Highland Group, Inc.	77,285	834
* MTC Technologies, Inc.	32,415	766
* DiamondCluster International, Inc.	92,610	733
* Griffon Corp.	27,966	730
* Heidrick & Struggles International, Inc.	20,745	702
* Insituform Technologies Inc. Class A	30,166	691
Horizon Lines Inc.	41,617	667
* GrafTech International Ltd.	107,988	626
* ^ TurboChef Technologies, Inc.	45,399	505
* ^ Ionatron Inc.	79,149	503
HEICO Corp.	14,445	410
* ExpressJet Holdings, Inc.	41,705	288

		455,905

Information Technology (22.3%)
Global Payments Inc.	213,405	10,361
MoneyGram International, Inc.	270,510	9,184
* Agere Systems Inc.	567,197	8,338
* Mettler-Toledo International Inc.	130,866	7,927
* Atmel Corp.	1,387,642	7,701
* Trimble Navigation Ltd.	172,232	7,688
Fair Isaac, Inc.	206,138	7,485
* F5 Networks, Inc.	126,628	6,772
* salesforce.com, Inc.	245,849	6,554
Acxiom Corp.	261,124	6,528
* Cypress Semiconductor Corp.	434,361	6,316
* Rambus Inc.	271,818	6,200
* PMC Sierra Inc.	652,911	6,137
* Interdigital Communications Corp.	174,371	6,087
* FormFactor Inc.	136,147	6,076
* Polycom, Inc.	275,686	6,043
* ^ Cree, Inc.	241,844	5,746
* CACI International, Inc.	95,810	5,589
* Cymer, Inc.	120,058	5,578
* MICROS Systems, Inc.	123,923	5,413
* Silicon Laboratories Inc.	148,498	5,220
* Hyperion Solutions Corp.	188,717	5,209
* Microsemi Corp.	209,643	5,111
* aQuantive, Inc.	201,281	5,098
* Digital River, Inc.	125,086	5,052
* ANSYS, Inc.	103,092	4,930
* Transaction Systems Architects, Inc.	117,728	4,908
ADTRAN Inc.	218,785	4,907
Jack Henry & Associates Inc.	246,661	4,849
* Plexus Corp.	140,976	4,823
National Instruments Corp.	175,428	4,807
FactSet Research Systems Inc.	99,718	4,717
* Itron, Inc.	79,176	4,692
* j2 Global Communications, Inc.	149,437	4,665
* Foundry Networks, Inc.	431,084	4,595
* FLIR Systems, Inc.	208,122	4,591
* Parametric Technology Corp.	352,114	4,475
* Ciena Corp.	921,512	4,432
* THQ Inc.	202,285	4,369
* TIBCO Software Inc.	602,406	4,247
* Avid Technology, Inc.	126,827	4,227
* WebEx Communications, Inc.	118,640	4,216
* Nuance Communications, Inc.	417,485	4,200
* ValueClick, Inc.	270,337	4,150
* Avocent Corp.	156,183	4,100
* Komag, Inc.	88,758	4,099
* SiRF Technology Holdings, Inc.	126,815	4,086
* Tessera Technologies, Inc.	145,175	3,992
Reynolds & Reynolds Class A	128,478	3,940
* Equinix, Inc.	71,645	3,930
* VeriFone Holdings, Inc.	128,799	3,926
* Euronet Worldwide, Inc.	99,372	3,813
* Digital Insight Corp.	110,358	3,784
* RealNetworks, Inc.	352,563	3,772
* Conexant Systems, Inc.	1,508,076	3,770
* ^ Sonus Networks, Inc.	753,880	3,732
* Intermec, Inc.	159,864	3,667
* Wright Express Corp.	127,363	3,660
* Kronos, Inc.	100,874	3,653
* EarthLink, Inc.	416,967	3,611
* CNET Networks, Inc.	452,308	3,609
* RF Micro Devices, Inc.	600,358	3,584
* OmniVision Technologies, Inc.	166,282	3,512
* Macrovision Corp.	163,187	3,512
* Fairchild Semiconductor International, Inc.	192,580	3,499
* Informatica Corp.	265,859	3,499
* Openwave Systems Inc.	294,627	3,400
* Semtech Corp.	230,853	3,336
Plantronics, Inc.	149,018	3,310
* Coherent, Inc.	97,741	3,297
* Digitas Inc.	283,441	3,294
* MicroStrategy Inc.	33,595	3,276
* SRA International, Inc.	122,300	3,257
* eFunds Corp.	145,259	3,203
* Amkor Technology, Inc.	336,350	3,182
* Redback Networks Inc.	173,182	3,176
* 3Com Corp.	619,114	3,170
* Quest Software, Inc.	224,005	3,145
* RSA Security Inc.	114,909	3,124
* Websense, Inc.	152,047	3,123
* Global Imaging Systems, Inc.	73,851	3,049
* Varian Semiconductor Equipment Associates, Inc.	91,150	2,972
* Synopsys, Inc.	158,274	2,971
* ATMI, Inc.	119,400	2,940
* Rogers Corp.	51,713	2,914
* Insight Enterprises, Inc.	152,419	2,904
Daktronics, Inc.	98,240	2,836
* Trident Microsystems, Inc.	146,897	2,788
* Skyworks Solutions, Inc.	505,554	2,786
* Rofin-Sinar Technologies Inc.	48,436	2,784
* Silicon Image, Inc.	257,476	2,776
* Diodes Inc.	64,540	2,675
* Advent Software, Inc.	73,709	2,659
* Intergraph Corp.	83,301	2,623
* Dolby Laboratories Inc.	111,359	2,595
* Applied Micro Circuits Corp.	933,836	2,549
* ^ UTStarcom, Inc.	325,880	2,539
* HomeStore, Inc.	446,954	2,449
MTS Systems Corp.	61,306	2,422
* ^ Take-Two Interactive Software, Inc.	226,890	2,419
* DSP Group Inc.	95,707	2,378
* ScanSource, Inc.	80,812	2,369
* Tekelec	190,845	2,357
* Palm, Inc.	145,752	2,347
* Cabot Microelectronics Corp.	77,205	2,340
* FileNet Corp.	86,525	2,330
* Finisar Corp.	704,845	2,305
* NETGEAR, Inc.	104,900	2,271
Cognex Corp.	86,856	2,261
* InfoSpace, Inc.	98,713	2,238
* Opsware, Inc.	266,747	2,198
* Advanced Digital Information Corp.	186,588	2,196
* Brightpoint, Inc.	159,936	2,164
* Wind River Systems Inc.	242,680	2,160
* Rackable Systems Inc.	54,298	2,144
* Witness Systems, Inc.	105,122	2,120
Talx Corp.	96,803	2,117
Gevity HR, Inc.	79,702	2,116
* Comtech Telecommunications Corp.	72,160	2,112
* ^ Cogent Inc.	134,157	2,022
Quality Systems, Inc.	54,849	2,020
* Gartner, Inc. Class A	140,934	2,001
* Micrel, Inc.	199,740	1,999
* Identix, Inc.	283,460	1,981
* CommScope, Inc.	62,907	1,977
* ON Semiconductor Corp.	332,974	1,958
* TTM Technologies, Inc.	131,809	1,907
* ViaSat, Inc.	74,074	1,902
* Brocade Communications Systems, Inc.	303,390	1,863
* SPSS, Inc.	57,758	1,856
* Photronics Inc.	124,814	1,847
* Keane, Inc.	147,728	1,847
* Atheros Communications	96,749	1,834
* FEI Co.	80,505	1,826
* ManTech International Corp.	57,169	1,764
* Manhattan Associates, Inc.	86,596	1,757
* webMethods, Inc.	172,448	1,702
* Open Solutions Inc.	63,651	1,694
* CMGI Inc.	1,387,347	1,679
* ^ Heartland Payment Systems, Inc.	59,655	1,663
* Epicor Software Corp.	156,227	1,645
* Blackboard Inc.	56,738	1,643
* Power Integrations, Inc.	93,853	1,641
* Synaptics Inc.	74,854	1,602
* ^ Bankrate, Inc.	40,090	1,514
* Netlogic Microsystems Inc.	46,736	1,507
* Progress Software Corp.	63,967	1,497
* Exar Corp.	112,795	1,497
* Sapient Corp.	275,632	1,461
* Sykes Enterprises, Inc.	87,529	1,414
* TNS Inc.	68,361	1,414
* Altiris, Inc.	77,826	1,404
* MRO Software Inc.	69,715	1,399
* Concur Technologies, Inc.	89,277	1,381
* AMIS Holdings Inc.	136,996	1,370
* Mattson Technology, Inc.	139,635	1,364
* Dycom Industries, Inc.	63,624	1,355
* Verint Systems Inc.	45,835	1,338
* Hittite Microwave Corp.	36,267	1,311
* The Ultimate Software Group, Inc.	67,717	1,297
* Sonic Solutions, Inc.	76,312	1,259
* CSG Systems International, Inc.	50,438	1,248
* ^ Marchex, Inc.	75,766	1,245
* Secure Computing Corp.	144,719	1,245
* Packeteer, Inc.	109,132	1,238
* Kulicke & Soffa Industries, Inc.	166,948	1,237
* Advanced Analogic Technologies, Inc.	116,114	1,217
* Littelfuse, Inc.	35,124	1,208
* Spansion Inc. Class A	75,695	1,207
* Silicon Storage Technology, Inc.	294,943	1,197
* Tyler Technologies, Inc.	105,292	1,179
* Excel Technology, Inc.	38,309	1,146
infoUSA Inc.	110,677	1,141
* Ultratech, Inc.	71,421	1,124
* Agile Software Corp.	172,893	1,096
* OpenTV Corp.	280,760	1,092
* DTS Inc.	55,419	1,080
* Harmonic, Inc.	235,205	1,054
* Ixia	116,015	1,044
* Veeco Instruments, Inc.	42,875	1,022
* S1 Corp.	212,798	1,021
* ^ Multi-Fineline Electronix, Inc.	30,731	1,020
* Cirrus Logic, Inc.	123,419	1,005
* Kanbay International Inc.	68,529	996
* TriQuint Semiconductor, Inc.	222,994	995
* ^ Universal Display Corp.	74,457	991
* Lionbridge Technologies, Inc.	178,961	990
* Extreme Networks, Inc.	237,696	989
* iPass Inc.	173,918	974
* Checkpoint Systems, Inc.	43,166	959
* Ariba, Inc.	115,190	948
* Presstek, Inc.	101,387	944
* Applied Films Corp.	32,254	919
* Novatel Wireless, Inc.	88,505	919
* Ditech Networks Inc.	102,311	892
* Ikanos Communications, Inc.	58,095	882
* InterVoice, Inc.	121,703	867
* Jupitermedia Corp.	66,513	865
* DealerTrack Holdings Inc.	37,447	828
* IXYS Corp.	86,212	828
* Covansys Corp.	65,095	818
* Kopin Corp.	218,302	788
Blackbaud, Inc.	34,296	779
* PDF Solutions, Inc.	62,500	776
* NetIQ Corp.	62,611	763
* Asyst Technologies, Inc.	99,224	747
* Magma Design Automation, Inc.	100,836	741
* EPIQ Systems, Inc.	42,827	713
* ^ Echelon Corp.	94,337	707
* NetRatings, Inc.	50,288	699
* eSPEED, Inc. Class A	83,560	696
* LTX Corp.	97,990	687
* Photon Dynamics, Inc.	54,074	677
* RightNow Technologies Inc.	40,367	673
* Blue Coat Systems, Inc.	39,152	660
* Metrologic Instruments, Inc.	39,201	588
* Adaptec, Inc.	127,400	553
Syntel, Inc.	26,146	535
* ^ FalconStor Software, Inc.	75,500	526
* SigmaTel Inc.	112,978	464
* Forrester Research, Inc.	15,551	435
* JDA Software Group, Inc.	30,879	433
Cohu, Inc.	23,608	414
^ Renaissance Learning, Inc.	28,687	389
* PortalPlayer Inc.	26,984	265
* Ness Technologies Inc.	23,058	248
* Ulticom, Inc.	20,611	216
* Westell Technologies, Inc.	87,413	191

		601,874

Materials (4.1%)
* Titanium Metals Corp.	257,041	8,837
* Crown Holdings, Inc.	528,511	8,229
Reliance Steel & Aluminum Co.	95,600	7,930
Florida Rock Industries, Inc.	156,002	7,749
Eagle Materials, Inc.	159,408	7,572
Scotts Miracle-Gro Co.	150,786	6,381
* Nalco Holding Co.	339,517	5,986
Airgas, Inc.	143,430	5,343
* Chaparral Steel Co.	72,430	5,216
* AK Steel Corp.	348,018	4,813
* Coeur d'Alene Mines Corp.	869,507	4,182
* Headwaters Inc.	133,467	3,411
Steel Dynamics, Inc.	48,558	3,192
Cleveland-Cliffs Inc.	34,809	2,760
Greif Inc. Class A	36,741	2,754
* Hercules, Inc.	170,135	2,596
* Symyx Technologies, Inc.	105,662	2,552
* W.R. Grace & Co.	201,096	2,353
* RTI International Metals, Inc.	36,557	2,041
* Hecla Mining Co.	376,411	1,976
Deltic Timber Corp.	33,354	1,880
Quanex Corp.	41,788	1,800
^ Royal Gold, Inc.	63,512	1,767
* Apex Silver Mines Ltd.	110,351	1,661
* Stillwater Mining Co.	130,009	1,649
NewMarket Corp.	21,597	1,060
Silgan Holdings, Inc.	26,893	995
Metal Management, Inc.	26,967	826
* Graphic Packaging Corp.	205,578	779
^ American Vanguard Corp.	49,633	768
* Terra Industries, Inc.	105,008	669
Myers Industries, Inc.	28,857	496

		110,223

Telecommunication Services (2.0%)
* ^ Level 3 Communications, Inc.	3,010,421	13,366
* SBA Communications Corp.	278,013	7,267
* Leap Wireless International, Inc.	145,457	6,902
* NeuStar, Inc. Class A	150,137	5,067
* Dobson Communications Corp.	475,057	3,672
* UbiquiTel Inc.	239,198	2,473
* Time Warner Telecom Inc.	146,161	2,170
* Cincinnati Bell Inc.	509,734	2,090
* ^ First Avenue Networks, Inc.	182,926	1,990
* General Communication, Inc.	146,385	1,803
* ^ Covad Communications Group, Inc.	852,526	1,714
* Broadwing Corp.	137,502	1,423
* ^ Cbeyond Communications, Inc.	57,317	1,250
* Syniverse Holdings Inc.	74,611	1,097
* @ Road, Inc.	126,517	698
* Cogent Communications Group, Inc.	54,615	512
Centennial Communications Corp. Class A	82,591	429
* ^ InPhonic, Inc.	55,700	351

		54,274

Utilities (0.2%)
Aqua America, Inc.	208,237	4,746
Ormat Technologies Inc.	38,919	1,485

		6,231

Total Common Stocks
(Cost $2,290,258)		2,686,855

Temporary Cash Investments (4.9%)

Money Market Fund (4.9%)

2 Vanguard Market Liquidity Fund, 5.136%	8,282,007	8,282
2 Vanguard Market Liquidity Fund, 5.136%	121,827,750	121,828

		130,110

	Face
	Amount
	($000)

U.S. Government Obligation (0.0%)

3 Federal National Mortgage Assn
4 5.310%, 9/20/06	500	494

Total Temporary Cash Investments
(Cost $130,604)		130,604

Total Investments (104.5%)
(Cost $2,420,862)		2,817,459

Other Assets and Liabilities-Net (-4.5%)		(120,808)

Net Assets (100%)		2,696,651

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $494,000 have been segregated as initial margin for open futures contracts.

Vanguard Small-Cap Value Index Fund
Schedule of Investments June 30, 2006	Shares	Market Value ($000)

Common Stocks (99.8%)[1]

Consumer Discretionary (12.5%)
* AnnTaylor Stores Corp.	351,146	15,233
OfficeMax, Inc.	342,835	13,971
Service Corp. International	1,429,848	11,639
Claire's Stores, Inc.	433,592	11,061
Snap-On Inc.	268,187	10,840
Phillips-Van Heusen Corp.	267,191	10,196
Barnes & Noble, Inc.	270,914	9,888
Dillard's Inc.	308,472	9,825
Saks Inc.	583,821	9,440
Beazer Homes USA, Inc.	199,109	9,133
Meredith Corp.	182,666	9,049
* Payless ShoeSource, Inc.	331,960	9,019
* ^ The Goodyear Tire & Rubber Co.	772,821	8,578
* Rent-A-Center, Inc.	344,220	8,557
MDC Holdings, Inc.	163,195	8,475
Standard Pacific Corp.	325,800	8,373
Regis Corp.	219,950	7,832
^ Lear Corp.	326,590	7,254
* Quiksilver, Inc.	588,698	7,170
Orient-Express Hotel Ltd.	181,671	7,056
Men's Wearhouse, Inc.	230,397	6,981
* Jack in the Box Inc.	168,717	6,614
* Charming Shoppes, Inc.	586,864	6,596
Reader's Digest Association, Inc.	446,836	6,238
American Greetings Corp. Class A	287,053	6,031
Borders Group, Inc.	323,966	5,980
Group 1 Automotive, Inc.	104,897	5,910
* Aztar Corp.	112,889	5,866
Wolverine World Wide, Inc.	250,915	5,854
* Zale Corp.	236,719	5,703
Ethan Allen Interiors, Inc.	152,007	5,556
Ryland Group, Inc.	123,453	5,379
ArvinMeritor, Inc.	307,694	5,289
Bob Evans Farms, Inc.	173,766	5,215
Tupperware Corp.	264,597	5,210
Lee Enterprises, Inc.	188,392	5,077
^ Furniture Brands International Inc.	232,609	4,848
* Big Lots Inc.	276,392	4,721
* TRW Automotive Holdings Corp.	168,707	4,602
Callaway Golf Co.	352,106	4,574
United Auto Group, Inc.	204,558	4,367
Brown Shoe Co., Inc.	127,470	4,344
Media General, Inc. Class A	102,624	4,299
Stage Stores, Inc.	128,370	4,236
* Scholastic Corp.	155,826	4,047
Domino's Pizza, Inc.	163,061	4,034
Entercom Communications Corp.	153,965	4,028
Building Materials Holding Corp.	140,215	3,908
IHOP Corp.	80,575	3,874
Cato Corp. Class A	147,883	3,823
Kellwood Co.	124,465	3,643
Modine Manufacturing Co.	154,741	3,615
* Meritage Corp.	76,102	3,596
^ La-Z-Boy Inc.	250,902	3,513
* ^ WCI Communities, Inc.	173,260	3,489
Warner Music Group Corp.	116,954	3,448
American Axle & Manufacturing Holdings, Inc.	198,209	3,391
* Hovnanian Enterprises Inc. Class A	111,278	3,347
Sonic Automotive, Inc.	144,972	3,215
* ^ Cabela's Inc.	166,064	3,198
^ Cooper Tire & Rubber Co.	282,698	3,149
Catalina Marketing Corp.	110,133	3,134
Hearst-Argyle Television Inc.	136,931	3,021
* ^ Source Interlink Cos., Inc.	249,459	2,969
* Radio One, Inc. Class D	400,400	2,963
Pier 1 Imports Inc.	421,210	2,940
Russell Corp.	160,950	2,923
Hollinger International, Inc.	362,545	2,911
Oxford Industries, Inc.	72,593	2,861
Speedway Motorsports, Inc.	74,367	2,807
Stewart Enterprises, Inc. Class A	484,503	2,786
Landry's Restaurants, Inc.	84,181	2,732
* ^ Blockbuster Inc. Class A	521,403	2,597
* Helen of Troy Ltd.	138,441	2,547
* CSK Auto Corp.	212,548	2,544
* JAKKS Pacific, Inc.	126,312	2,538
* K2 Inc.	231,452	2,532
CBRL Group, Inc.	74,165	2,516
Westwood One, Inc.	333,733	2,503
* Aftermarket Technology Corp.	100,532	2,498
* Pinnacle Entertainment, Inc.	81,205	2,489
* Cox Radio, Inc.	172,185	2,483
Finish Line, Inc.	207,126	2,450
* Ryan's Restaurant Group, Inc.	204,522	2,436
^ Nautilus Inc.	152,587	2,397
Blyth, Inc.	129,307	2,387
Journal Communications, Inc.	212,302	2,386
Ameristar Casinos, Inc.	122,618	2,385
Lone Star Steakhouse & Saloon, Inc.	90,286	2,368
The Stride Rite Corp.	178,316	2,352
Lithia Motors, Inc.	76,242	2,312
Kimball International, Inc. Class B	115,053	2,268
Oakley, Inc.	134,143	2,260
M/I Homes, Inc.	61,625	2,162
The Marcus Corp.	103,386	2,159
Talbots Inc.	116,239	2,145
Stein Mart, Inc.	137,686	2,038
^ Superior Industries International, Inc.	109,661	2,006
^ Tuesday Morning Corp.	150,360	1,977
Movado Group, Inc.	85,653	1,966
Sinclair Broadcast Group, Inc.	229,263	1,963
Courier Corp.	47,863	1,915
* Alderwoods Group, Inc.	98,093	1,909
* O'Charley's Inc.	111,164	1,890
Jackson Hewitt Tax Service Inc.	59,828	1,876
The Buckle, Inc.	42,561	1,782
Journal Register Co.	195,033	1,748
Monaco Coach Corp.	135,978	1,727
Bandag, Inc.	47,145	1,725
* ^ Cumulus Media Inc.	156,038	1,665
World Wrestling Entertainment, Inc.	97,045	1,639
UniFirst Corp.	46,986	1,621
* Jo-Ann Stores, Inc.	108,001	1,582
* Cost Plus, Inc.	107,012	1,569
Churchill Downs, Inc.	41,471	1,553
* The Warnaco Group, Inc.	79,155	1,479
Skyline Corp.	34,534	1,477
Sauer-Danfoss, Inc.	57,878	1,471
* Blockbuster Inc. Class B	331,698	1,456
Technical Olympic USA, Inc.	101,045	1,451
Citadel Broadcasting Corp.	161,385	1,436
* ProQuest Co.	115,763	1,423
Haverty Furniture Cos., Inc.	88,043	1,381
* Asbury Automotive Group, Inc.	63,969	1,340
CSS Industries, Inc.	45,672	1,313
Kenneth Cole Productions, Inc.	58,742	1,312
* Bally Technologies Inc.	79,567	1,310
Levitt Corp. Class A	81,163	1,299
* ^ Six Flags, Inc.	227,106	1,276
* Fisher Communications, Inc.	29,521	1,244
* RC2 Corp.	31,686	1,225
* Audiovox Corp.	88,638	1,211
Gray Television, Inc.	208,872	1,209
* Bluegreen Corp.	103,784	1,189
Arctic Cat, Inc.	58,164	1,135
The Pep Boys (Manny, Moe & Jack)	91,921	1,078
* Skechers U.S.A., Inc.	40,668	981
* Multimedia Games Inc.	85,135	862
* FTD Group, Inc.	61,078	825
* ^ Krispy Kreme Doughnuts, Inc.	94,371	768
* Interface, Inc.	63,832	731
* ^ Martha Stewart Living Omnimedia, Inc.	42,172	705
Xerium Technologies Inc.	74,244	699
* Magna Entertainment Corp. Class A	131,181	690
* A.C. Moore Arts & Crafts, Inc.	38,401	626
* Russ Berrie and Co., Inc.	50,777	623
Deb Shops, Inc.	20,715	499
* Lin TV Corp.	46,985	355
* Educate, Inc.	44,970	344
Bandag, Inc. Class A	8,858	275
* Triple Crown Media, Inc.	19,418	168
* Radio One, Inc.	3,070	23

		544,198

Consumer Staples (2.8%)
Corn Products International, Inc.	358,244	10,962
Del Monte Foods Co.	966,154	10,850
* BJ's Wholesale Club, Inc.	327,347	9,280
Longs Drug Stores, Inc.	136,793	6,241
* Ralcorp Holdings, Inc.	140,152	5,961
Pilgrim's Pride Corp.	209,593	5,408
Delta & Pine Land Co.	173,487	5,101
Lancaster Colony Corp.	129,137	5,097
* Performance Food Group Co.	166,248	5,051
Universal Corp. (VA)	124,728	4,642
* Hain Celestial Group, Inc.	174,993	4,508
Ruddick Corp.	172,213	4,221
* TreeHouse Foods Inc.	150,970	3,607
* Gold Kist Inc.	246,507	3,296
Chiquita Brands International, Inc.	203,644	2,806
WD-40 Co.	76,689	2,574
* ^ Spectrum Brands Inc.	187,185	2,418
Lance, Inc.	102,263	2,354
* Elizabeth Arden, Inc.	129,362	2,313
J & J Snack Foods Corp.	66,822	2,210
Weis Markets, Inc.	52,459	2,161
Sanderson Farms, Inc.	73,075	2,045
^ Vector Group Ltd.	120,998	1,966
Alliance One International, Inc.	414,749	1,841
Reddy Ice Holdings, Inc.	83,865	1,707
* Prestige Brands Holdings Inc.	169,913	1,694
Premium Standard Farms Inc.	100,788	1,636
The Topps Co., Inc.	184,479	1,516
Tootsie Roll Industries, Inc.	50,988	1,485
Nash-Finch Co.	64,798	1,380
The Great Atlantic & Pacific Tea Co., Inc.	57,964	1,317
Alico, Inc.	19,620	1,081
Ingles Markets, Inc.	58,491	994
Farmer Brothers, Inc.	34,554	749
Coca-Cola Bottling Co.	9,526	484

		120,956

Energy (4.4%)
* Plains Exploration & Production Co.	380,586	15,429
Western Gas Resources, Inc.	189,875	11,364
Frontier Oil Corp.	336,242	10,894
* Kinder Morgan Management, LLC	232,484	10,001
* Universal Compression Holdings, Inc.	145,558	9,166
* Forest Oil Corp.	273,898	9,082
* Houston Exploration Co.	140,965	8,626
Overseas Shipholding Group Inc.	143,762	8,504
Cabot Oil & Gas Corp.	153,763	7,534
^ OMI Corp.	345,708	7,485
* Whiting Petroleum Corp.	178,645	7,480
* Lone Star Technologies, Inc.	133,933	7,235
* SEACOR Holdings Inc.	84,170	6,910
* Swift Energy Co.	141,019	6,054
* Veritas DGC Inc.	110,172	5,683
* Stone Energy Corp.	118,613	5,521
USEC Inc.	419,993	4,977
Tidewater Inc.	92,822	4,567
* Bristow Group, Inc.	107,598	3,874
Lufkin Industries, Inc.	64,408	3,828
* ^ Cheniere Energy, Inc.	87,288	3,404
General Maritime Corp.	91,515	3,382
* Comstock Resources, Inc.	104,097	3,108
* Giant Industries, Inc.	46,031	3,063
* Mariner Energy Inc.	165,677	3,044
* Hanover Compressor Co.	147,475	2,770
* Newpark Resources, Inc.	432,644	2,661
* Parker Drilling Co.	339,856	2,440
* Harvest Natural Resources, Inc.	179,985	2,437
* Trico Marine Services, Inc.	71,192	2,421
Penn Virginia Corp.	31,617	2,209
* Enbridge Energy Management LLC	51,155	2,122
* Gulfmark Offshore, Inc.	74,579	1,926
* The Meridian Resource Corp.	421,352	1,475
* Pioneer Drilling Co.	84,049	1,298

		191,974

Financials (36.9%)
Camden Property Trust REIT	271,156	19,944
Federal Realty Investment Trust REIT	256,391	17,947
* Conseco, Inc.	733,685	16,948
Reckson Associates Realty Corp. REIT	402,060	16,637
Ventas, Inc. REIT	452,433	15,328
IndyMac Bancorp, Inc.	312,230	14,316
Shurgard Storage Centers, Inc. Class A REIT	227,910	14,244
Brandywine Realty Trust REIT	441,028	14,188
^ Thornburg Mortgage, Inc. REIT	507,327	14,139
Trizec Properties, Inc. REIT	492,294	14,099
Rayonier Inc. REIT	370,212	14,035
Mack-Cali Realty Corp. REIT	300,963	13,820
Pan Pacific Retail Properties, Inc. REIT	197,408	13,694
BRE Properties Inc. Class A REIT	248,469	13,666
StanCorp Financial Group, Inc.	264,814	13,482
;Raymond James Financial, Inc.	436,842	13,223
Wilmington Trust Corp.	313,044	13,204
Cullen/Frost Bankers, Inc.	224,493	12,863
CarrAmerica Realty Corp. REIT	284,854	12,690
Hanover Insurance Group Inc.	260,002	12,340
Webster Financial Corp.	259,868	12,328
Bank of Hawaii Corp.	247,492	12,276
HRPT Properties Trust REIT	1,016,211	11,747
Essex Property Trust, Inc. REIT	105,139	11,740
CBL & Associates Properties, Inc. REIT	294,903	11,481
Alexandria Real Estate Equities, Inc. REIT	126,331	11,203
Sky Financial Group, Inc.	472,633	11,159
Kilroy Realty Corp. REIT	153,895	11,119
^ New Century Financial Corp. REIT	242,710	11,104
AmerUs Group Co.	186,894	10,943
Whitney Holdings Corp.	302,070	10,684
Health Care Inc. REIT	295,992	10,345
Colonial Properties Trust REIT	206,361	10,194
Annaly Mortgage Management Inc. REIT	763,948	9,786
Washington Federal Inc.	421,751	9,780
Realty Income Corp. REIT	431,264	9,445
Jefferies Group, Inc.	317,585	9,410
BancorpSouth, Inc.	345,032	9,402
Home Properties, Inc. REIT	167,029	9,272
Ohio Casualty Corp.	306,390	9,109
Post Properties, Inc. REIT	200,333	9,083
The South Financial Group, Inc.	343,575	9,074
American Financial Group, Inc.	208,533	8,946
First Midwest Bancorp, Inc.	238,572	8,846
* Philadelphia Consolidated Holding Corp.	287,064	8,715
Endurance Specialty Holdings Ltd.	272,142	8,709
Crescent Real Estate, Inc. REIT	466,692	8,662
Texas Regional Bancshares, Inc.	224,914	8,529
^ Friedman, Billings, Ramsey Group, Inc. REIT	776,433	8,517
American Home Mortgage Investment Corp. REIT	228,677	8,429
Waddell & Reed Financial, Inc.	406,259	8,353
First Industrial Realty Trust REIT	214,628	8,143
Sunstone Hotel Investors, Inc. REIT	279,763	8,130
Corporate Office Properties Trust, Inc. REIT	192,718	8,110
KKR Financial Corp. REIT	389,149	8,098
FirstMerit Corp.	386,645	8,096
Highwood Properties, Inc. REIT	222,700	8,057
Platinum Underwriters Holdings, Ltd.	286,230	8,009
Nationwide Health Properties, Inc. REIT	355,363	7,999
Washington REIT	217,298	7,975
BioMed Realty Trust, Inc. REIT	265,638	7,953
HCC Insurance Holdings, Inc.	268,794	7,913
Maguire Properties, Inc. REIT	222,221	7,816
Selective Insurance Group	137,531	7,684
Westamerica Bancorporation	155,751	7,627
NewAlliance Bancshares, Inc.	532,590	7,621
Delphi Financial Group, Inc.	208,203	7,570
Healthcare Realty Trust Inc. REIT	231,255	7,365
Strategic Hotels and Resorts, Inc. REIT	354,870	7,360
Reinsurance Group of America, Inc.	148,188	7,283
Commerce Group, Inc.	246,154	7,271
Apollo Investment Corp.	391,200	7,229
Trustmark Corp.	229,566	7,110
* Alleghany Corp.	25,480	7,042
Potlatch Corp. REIT	186,105	7,025
First Niagara Financial Group, Inc.	500,988	7,024
Aspen Insurance Holdings Ltd.	299,551	6,977
Greater Bay Bancorp	241,615	6,946
* ProAssurance Corp.	143,267	6,903
Downey Financial Corp.	101,321	6,875
Pennsylvania REIT	168,353	6,796
Umpqua Holdings Corp.	263,982	6,771
Montpelier Re Holdings Ltd.	389,263	6,730
Pacific Capital Bancorp	214,283	6,669
Hancock Holding Co.	118,434	6,632
Assured Guaranty Ltd.	255,353	6,478
United Bankshares, Inc.	173,203	6,344
Senior Housing Properties Trust REIT	347,675	6,227
The Phoenix Cos., Inc.	438,350	6,172
* Piper Jaffray Cos., Inc.	100,420	6,147
IPC Holdings Ltd.	246,899	6,089
Mid-America Apartment Communities, Inc. REIT	108,783	6,065
MAF Bancorp, Inc.	141,532	6,063
American Financial Realty Trust REIT	622,526	6,026
First Community Bancorp	100,763	5,953
International Bancshares Corp.	214,928	5,906
Old National Bancorp	294,693	5,885
Hilb, Rogal and Hamilton Co.	156,987	5,851
Provident Bankshares Corp.	159,396	5,800
LaSalle Hotel Properties REIT	124,223	5,752
Cousins Properties, Inc. REIT	183,860	5,687
^ Redwood Trust, Inc. REIT	116,101	5,669
Chittenden Corp.	215,723	5,576
Lexington Corporate Properties Trust REIT	256,433	5,539
Entertainment Properties Trust REIT	127,853	5,504
Newcastle Investment Corp. REIT	213,324	5,401
Susquehanna Bancshares, Inc.	225,770	5,396
Provident Financial Services Inc.	299,858	5,382
Park National Corp.	54,429	5,378
Spirit Finance Corp. REIT	468,975	5,281
First Republic Bank	114,207	5,231
LandAmerica Financial Group, Inc.	79,622	5,144
National Retail Properties REIT	257,263	5,132
Central Pacific Financial Co.	132,436	5,125
First Citizens BancShares Class A	25,432	5,099
R.L.I. Corp.	105,537	5,085
FelCor Lodging Trust, Inc. REIT	233,516	5,077
EastGroup Properties, Inc. REIT	106,904	4,990
Alabama National BanCorporation	72,326	4,929
UMB Financial Corp.	145,426	4,849
Franklin Street Properties Corp. REIT	245,856	4,838
Heritage Property Investment Trust REIT	137,897	4,815
Tanger Factory Outlet Centers, Inc. REIT	148,529	4,808
Mills Corp. REIT	178,436	4,773
BankUnited Financial Corp.	156,189	4,767
^ Novastar Financial, Inc. REIT	150,197	4,748
* Knight Capital Group, Inc. Class A	311,073	4,738
DiamondRock Hospitality Co. REIT	314,194	4,653
* ^ First Federal Financial Corp.	80,371	4,635
PS Business Parks, Inc. REIT	78,261	4,617
Inland Real Estate Corp. REIT	310,030	4,613
Citizens Banking Corp.	187,673	4,581
Frontier Financial Corp.	130,976	4,452
U-Store-It Trust REIT	235,081	4,434
Glimcher Realty Trust REIT	176,708	4,384
Max Re Capital Ltd.	199,770	4,363
CVB Financial Corp.	277,913	4,352
Equity Inns, Inc. REIT	262,317	4,344
Sovran Self Storage, Inc. REIT	85,162	4,325
Glacier Bancorp, Inc.	147,756	4,325
Republic Bancorp, Inc.	345,553	4,281
Longview Fibre Co. REIT	223,833	4,273
F.N.B. Corp.	269,045	4,243
Equity One, Inc. REIT	201,668	4,215
Zenith National Insurance Corp.	105,807	4,197
^ Impac Mortgage Holdings, Inc. REIT	369,208	4,128
Brookline Bancorp, Inc.	298,802	4,115
Infinity Property & Casualty Corp.	100,236	4,110
Prosperity Bancshares, Inc.	124,900	4,108
Trustreet Properties, Inc. REIT	310,422	4,094
TrustCo Bank NY	362,027	3,990
RAIT Investment Trust REIT	135,382	3,953
Sterling Bancshares, Inc.	210,013	3,938
MCG Capital Corp.	245,941	3,910
^ Corus Bankshares Inc.	149,045	3,902
MB Financial, Inc.	109,388	3,868
Fremont General Corp.	206,864	3,839
^ National Penn Bancshares Inc.	192,521	3,823
* Trammell Crow Co.	108,670	3,822
W Holding Co., Inc.	557,390	3,707
Commercial Capital Bancorp, Inc.	235,212	3,705
Capitol Federal Financial	108,030	3,704
Harbor Florida Bancshares, Inc.	99,245	3,686
First Commonwealth Financial Corp.	290,228	3,686
Omega Healthcare Investors, Inc. REIT	278,213	3,678
Hanmi Financial Corp.	188,991	3,674
First Charter Corp.	148,920	3,653
Innkeepers USA Trust REIT	208,405	3,601
Taubman Co. REIT	87,938	3,597
S & T Bancorp, Inc.	108,216	3,596
Horace Mann Educators Corp.	208,622	3,536
Bank Mutual Corp.	287,260	3,510
PFF Bancorp, Inc.	105,790	3,508
NBT Bancorp, Inc.	150,263	3,491
Financial Federal Corp.	124,634	3,466
BankAtlantic Bancorp, Inc. Class A	230,467	3,420
Chemical Financial Corp.	109,694	3,357
Amcore Financial, Inc.	113,793	3,335
Anthracite Capital Inc. REIT	272,808	3,317
First BanCorp Puerto Rico	353,137	3,284
Fidelity Bankshares, Inc.	103,102	3,281
* ^ LaBranche & Co. Inc.	265,138	3,211
* USI Holdings Corp.	237,834	3,189
Glenborough Realty Trust, Inc. REIT	147,150	3,170
Parkway Properties Inc. REIT	68,675	3,125
* ^ Centennial Bank Holdings Inc.	301,200	3,114
National Health Investors REIT	114,709	3,085
Ares Capital Corp.	181,332	3,070
Ashford Hospitality Trust REIT	243,138	3,068
Stewart Information Services Corp.	83,148	3,019
City Holding Co.	82,896	2,996
United Fire & Casualty Co.	98,617	2,971
Westbanco Inc.	95,812	2,969
Flagstar Bancorp, Inc.	183,141	2,923
Acadia Realty Trust REIT	123,410	2,919
Alfa Corp.	175,484	2,906
First Potomac REIT	97,391	2,901
Mid-State Bancshares	103,085	2,886
Columbia Banking System, Inc.	76,640	2,865
Community Banks, Inc.	110,074	2,862
^ Doral Financial Corp.	445,068	2,853
Digital Realty Trust, Inc. REIT	113,924	2,813
Community Bank System, Inc.	137,550	2,774
Saxon Inc. REIT	242,498	2,774
Deerfield Triarc Capital Corp. REIT	212,601	2,760
First Financial Bankshares, Inc.	75,322	2,752
Safety Insurance Group, Inc.	57,737	2,745
Anchor Bancorp Wisconsin Inc.	89,915	2,713
MFA Mortgage Investments, Inc. REIT	387,072	2,663
Provident New York Bancorp, Inc.	198,094	2,619
Northwest Bancorp, Inc.	98,545	2,611
Highland Hospitality Corp. REIT	185,270	2,609
National Western Life Insurance Co. Class A	10,793	2,587
American Equity Investment Life Holding Co.	242,467	2,585
Sandy Spring Bancorp, Inc.	71,344	2,573
Sun Communities, Inc. REIT	78,837	2,565
Harleysville National Corp.	120,013	2,545
GMH Communities Trust REIT	192,852	2,542
Partners Trust Financial Group, Inc.	221,990	2,533
Capitol Bancorp Ltd.	64,972	2,531
TierOne Corp.	74,849	2,528
Extra Space Storage Inc. REIT	155,069	2,518
Advance America Cash Advance Centers Inc.	142,796	2,505
Presidential Life Corp.	99,892	2,455
Sterling Financial Corp. (PA)	111,650	2,445
Gramercy Capital Corp. REIT	94,051	2,436
IBERIABANK Corp.	41,958	2,414
Independent Bank Corp. (MI)	90,753	2,387
Independent Bank Corp. (MA)	70,956	2,304
First Financial Bancorp	153,736	2,292
Cash America International Inc.	71,174	2,278
* Triad Guaranty, Inc.	46,529	2,274
Capital Trust Class A REIT	63,158	2,250
State Auto Financial Corp.	68,834	2,240
Getty Realty Holding Corp. REIT	77,879	2,215
Ramco-Gershenson Properties Trust REIT	81,689	2,200
Fieldstone Investment Corp. REIT	236,884	2,170
KNBT Bancorp Inc.	131,033	2,165
Community Trust Bancorp Inc.	61,746	2,157
LTC Properties, Inc. REIT	96,201	2,150
Education Realty Trust, Inc. REIT	128,139	2,134
Medical Properties Trust Inc. REIT	191,190	2,111
Harleysville Group, Inc.	66,425	2,107
Scottish Re Group Ltd.	126,291	2,107
West Coast Bancorp	71,172	2,097
Midland Co.	55,194	2,096
Nara Bancorp, Inc.	111,343	2,088
* United America Indemnity, Ltd.	99,681	2,077
Arbor Realty Trust, Inc. REIT	82,680	2,071
* Franklin Bank Corp.	102,126	2,062
FBL Financial Group, Inc. Class A	61,326	1,987
Saul Centers, Inc. REIT	48,666	1,985
Interchange Financial Services Corp.	88,131	1,983
Placer Sierra Bancshares	85,090	1,973
First Merchants Corp.	80,360	1,954
BankFinancial Corp.	112,784	1,951
Investors Real Estate Trust REIT	211,767	1,912
City Bank Lynnwood (WA)	40,889	1,908
Banner Corp.	48,557	1,871
First Source Corp.	55,237	1,869
* Accredited Home Lenders Holding Co.	39,030	1,866
First Financial Holdings, Inc.	58,260	1,864
HomeBanc Corp. REIT	233,486	1,854
SWS Group, Inc.	76,855	1,854
JER Investors Trust Inc. REIT	118,633	1,845
Capital Lease Funding, Inc. REIT	160,996	1,837
* Investors Bancorp, Inc.	135,407	1,835
Anworth Mortgage Asset Corp. REIT	220,416	1,829
Seacoast Banking Corp. of Florida	68,697	1,829
Dime Community Bancshares	134,475	1,825
Luminent Mortgage Capital, Inc. REIT	196,945	1,824
Sterling Financial Corp.	59,105	1,803
21st Century Insurance Group	125,092	1,801
Renasant Corp.	44,629	1,801
Washington Trust Bancorp, Inc.	64,821	1,797
Capital City Bank Group, Inc.	58,727	1,774
Irwin Financial Corp.	90,404	1,753
Union Bankshares Corp.	40,507	1,747
* Navigators Group, Inc.	39,341	1,724
Omega Financial Corp.	55,036	1,723
First Indiana Corp.	65,418	1,703
Universal Health Realty Income REIT	54,113	1,696
Sterling Bancorp	86,737	1,691
TriCo Bancshares	61,106	1,673
WSFS Financial Corp.	27,109	1,666
Integra Bank Corp.	76,190	1,657
Suffolk Bancorp	50,141	1,642
^ MortgageIT Holdings Inc. REIT	132,699	1,600
* Argonaut Group, Inc.	53,020	1,593
Univest Corp. of Pennsylvania	56,478	1,560
Kearny Financial Corp.	105,374	1,560
Advanta Corp. Class A	47,353	1,553
Resource America, Inc.	81,411	1,551
United Community Financial Corp.	128,060	1,537
First Community Bancshares, Inc.	46,393	1,531
Yardville National Bancorp	42,441	1,516
First Place Financial Corp.	65,865	1,516
Simmons First National Corp.	51,952	1,507
Heartland Financial USA, Inc.	55,152	1,470
Urstadt Biddle Properties Class A REIT	89,751	1,462
* CNA Surety Corp.	84,220	1,455
First Financial Corp. (IN)	48,431	1,453
* Universal American Financial Corp.	110,162	1,449
Tompkins Trustco, Inc.	33,551	1,443
Flushing Financial Corp.	80,053	1,438
U.S.B. Holding Co., Inc.	63,202	1,422
Bristol West Holdings, Inc.	88,869	1,422
ITLA Capital Corp.	26,996	1,419
First Busey Corp.	67,840	1,389
Capital Southwest Corp.	13,200	1,379
* CompuCredit Corp.	35,758	1,375
Oriental Financial Group Inc.	107,348	1,370
Global Signal, Inc. REIT	29,432	1,363
BancFirst Corp.	30,371	1,359
Great Southern Bancorp, Inc.	43,265	1,321
Center Financial Corp.	55,357	1,309
PXRE Group Ltd.	350,311	1,303
Peoples Bancorp, Inc.	43,639	1,302
First Oak Brook Bancshares, Inc.	33,442	1,237
First Bancorp (NC)	58,627	1,231
Arrow Financial Corp.	42,748	1,173
R & G Financial Corp. Class B	136,469	1,172
^ Odyssey Re Holdings Corp.	43,686	1,151
^ Lakeland Bancorp, Inc.	71,519	1,121
Aames Investment Corp. REIT	210,160	1,049
Gamco Investors Inc. Class A	28,271	1,039
* Wauwatosa Holdings, Inc.	56,231	959
* Affordable Residential Communities REIT	84,547	909
Baldwin & Lyons, Inc. Class B	35,385	902
OceanFirst Financial Corp.	39,898	887
Republic Bancorp, Inc. Class A	41,855	862
Direct General Corp.	48,112	814
Charter Financial Corp.	19,039	751
Clifton Savings Bancorp, Inc.	66,283	718
Midwest Banc Holdings, Inc.	30,024	668
Cohen & Steers, Inc.	26,217	619
Royal Bancshares of Pennsylvania, Inc.	22,848	555
NetBank, Inc.	78,578	521
* First Acceptance Corp.	40,466	477
* Primus Guaranty, Ltd.	40,869	454
Advanta Corp. Class B	11,971	430
National Interstate Corp.	13,867	376
Crawford & Co. Class B	48,291	347
* Encore Capital Group, Inc.	21,134	259
Urstadt Biddle Properties REIT	13,471	214

		1,605,261

Health Care (2.8%)
* Advanced Medical Optics, Inc.	214,204	10,860
* LifePoint Hospitals, Inc.	249,035	8,002
* AMERIGROUP Corp.	250,245	7,768
Perrigo Co.	382,484	6,158
West Pharmaceutical Services, Inc.	153,231	5,559
Owens & Minor, Inc. Holding Co.	193,151	5,524
* Serologicals Corp.	165,376	5,199
Alpharma, Inc. Class A	205,947	4,951
* Kindred Healthcare, Inc.	188,563	4,903
* Viasys Healthcare Inc.	155,782	3,988
Invacare Corp.	141,143	3,512
* Human Genome Sciences, Inc.	286,845	3,069
* Bio-Rad Laboratories, Inc. Class A	43,835	2,847
* CONMED Corp.	136,258	2,821
Cambrex Corp.	129,362	2,695
Analogic Corp.	56,994	2,657
* Cross Country Healthcare, Inc.	124,548	2,266
* Genesis Healthcare Corp.	46,868	2,220
* Varian, Inc.	52,804	2,192
Landauer, Inc.	43,802	2,098
* Alexion Pharmaceuticals, Inc.	52,428	1,894
Datascope Corp.	61,377	1,893
* Merit Medical Systems, Inc.	125,625	1,729
* Myriad Genetics, Inc.	66,396	1,677
* Applera Corp.-Celera Genomics Group	127,730	1,654
* Odyssey Healthcare, Inc.	83,679	1,470
* Nuvelo, Inc.	87,889	1,463
* RehabCare Group, Inc.	82,005	1,425
* DJ Orthopedics Inc.	37,590	1,384
* Merge Technologies, Inc.	105,603	1,300
* PAREXEL International Corp.	45,043	1,300
* ^ SFBC International, Inc.	84,906	1,287
* Conor Medsystems, Inc.	46,067	1,271
Vital Signs, Inc.	24,607	1,219
* Molecular Devices Corp.	39,002	1,192
* Albany Molecular Research, Inc.	109,410	1,169
* Zymogenetics, Inc.	56,276	1,068
* Enzo Biochem, Inc.	66,292	1,000
* ICU Medical, Inc.	21,575	911
* Progenics Pharmaceuticals, Inc.	36,497	878
* Dendreon Corp.	172,619	835
* Nabi Biopharmaceuticals	144,178	828
* Geron Corp.	110,366	762
* ^ New River Pharmaceuticals Inc.	21,696	618
Incyte Corp.	121,909	561
* ^ Cell Genesys, Inc.	110,720	556
* deCODE genetics, Inc.	83,356	516
* Maxygen Inc.	56,093	420
* Rigel Pharmaceuticals, Inc.	39,941	389
* ^ NitroMed, Inc.	57,678	279
* ^ Discovery Laboratories, Inc.	101,468	212

		122,449

Industrials (15.2%)
Ryder System, Inc.	294,567	17,212
Harsco Corp.	202,563	15,792
Con-way, Inc.	251,806	14,587
Trinity Industries, Inc.	359,406	14,520
Laidlaw International Inc.	486,261	12,254
The Timken Co.	361,497	12,114
IDEX Corp.	256,410	12,103
Kennametal, Inc.	190,807	11,878
* YRC Worldwide, Inc.	278,206	11,715
* AGCO Corp.	438,288	11,536
Carlisle Co., Inc.	141,929	11,255
* US Airways Group Inc.	218,630	11,050
Lincoln Electric Holdings, Inc.	173,537	10,872
* United Rentals, Inc.	337,680	10,799
* Shaw Group, Inc.	384,474	10,688
GATX Corp.	246,321	10,469
* URS Corp.	247,007	10,374
* Corrections Corp. of America	192,503	10,191
Crane Co.	236,424	9,835
Teleflex Inc.	179,336	9,688
Adesa, Inc.	434,731	9,668
DRS Technologies, Inc.	193,191	9,418
Alexander & Baldwin, Inc.	203,109	8,992
Acuity Brands, Inc.	217,179	8,450
Brady Corp. Class A	227,559	8,383
IKON Office Solutions, Inc.	642,990	8,102
Briggs & Stratton Corp.	251,282	7,817
Lennox International Inc.	292,215	7,738
* United Stationers, Inc.	153,197	7,556
Washington Group International, Inc.	140,534	7,496
Granite Construction Co.	161,643	7,318
* PHH Corp.	258,460	7,118
Watsco, Inc.	117,273	7,015
* Swift Transportation Co., Inc.	215,652	6,849
Nordson Corp.	137,954	6,785
Belden CDT Inc.	204,730	6,766
* Aviall, Inc.	140,322	6,668
HNI Corp.	146,790	6,657
* Alaska Air Group, Inc.	162,177	6,393
Regal-Beloit Corp.	141,547	6,249
Mueller Industries Inc.	178,719	5,903
Curtiss-Wright Corp.	190,661	5,888
Arkansas Best Corp.	116,972	5,873
* Moog Inc.	169,737	5,808
* Quanta Services, Inc.	334,928	5,804
Watson Wyatt & Co. Holdings	163,620	5,750
John H. Harland Co.	131,019	5,699
* Dollar Thrifty Automotive Group, Inc.	122,168	5,506
Werner Enterprises, Inc.	270,553	5,484
Banta Corp.	116,997	5,420
* Esterline Technologies Corp.	123,043	5,117
Universal Forest Products, Inc.	81,197	5,094
Kaydon Corp.	136,438	5,091
* EMCOR Group, Inc.	98,254	4,782
Applied Industrial Technology, Inc.	192,672	4,684
Woodward Governor Co.	149,901	4,573
UAP Holding Corp.	208,175	4,540
A.O. Smith Corp.	95,980	4,450
* Continental Airlines, Inc. Class B	147,466	4,395
Deluxe Corp.	247,573	4,328
Baldor Electric Co.	136,727	4,278
Walter Industries, Inc.	71,156	4,102
Watts Water Technologies, Inc.	122,256	4,102
Steelcase Inc.	245,701	4,042
* Korn/Ferry International	204,406	4,004
* NCO Group, Inc.	148,239	3,919
Valmont Industries, Inc.	84,273	3,918
NACCO Industries, Inc. Class A	27,210	3,739
CLARCOR Inc.	125,078	3,726
* Triumph Group, Inc.	77,114	3,701
Skywest, Inc.	146,739	3,639
* EnPro Industries, Inc.	105,321	3,539
* School Specialty, Inc.	111,087	3,538
Federal Signal Corp.	233,503	3,535
Barnes Group, Inc.	175,784	3,507
ABM Industries Inc.	201,343	3,443
* NCI Building Systems, Inc.	64,196	3,413
* Jacuzzi Brands, Inc.	374,458	3,295
Viad Corp.	103,430	3,237
* Consolidated Graphics, Inc.	59,658	3,106
McGrath RentCorp	102,514	2,851
* BE Aerospace, Inc.	121,800	2,784
* Interline Brands, Inc.	117,284	2,742
Ameron International Corp.	40,285	2,700
* Spherion Corp.	284,854	2,598
* Republic Airways Holdings Inc.	152,475	2,595
Kelly Services, Inc. Class A	94,309	2,562
* FTI Consulting, Inc.	94,558	2,531
Wabash National Corp.	150,932	2,318
CIRCOR International, Inc.	73,151	2,230
Bowne & Co., Inc.	155,707	2,227
* CBIZ Inc.	288,198	2,136
* EnerSys	101,048	2,112
Tredegar Corp.	131,437	2,079
* Griffon Corp.	79,667	2,079
Apogee Enterprises, Inc.	134,915	1,983
* Heidrick & Struggles International, Inc.	58,526	1,981
* RailAmerica, Inc.	187,681	1,963
* Insituform Technologies Inc. Class A	85,042	1,947
Tennant Co.	38,183	1,920
EDO Corp.	78,705	1,916
* Commercial Vehicle Group Inc.	92,509	1,913
* Volt Information Sciences Inc.	40,994	1,910
Cascade Corp.	48,255	1,908
Kaman Corp. Class A	104,480	1,902
* Sequa Corp. Class A	23,169	1,888
* SOURCECORP, Inc.	76,003	1,884
Albany International Corp.	43,673	1,851
Bluelinx Holdings Inc.	139,908	1,823
CDI Corp.	62,509	1,813
* Amerco, Inc.	17,991	1,811
* GrafTech International Ltd.	309,040	1,792
Ennis, Inc.	80,301	1,580
Standex International Corp.	51,181	1,553
Cubic Corp.	77,760	1,525
* Sirva Inc.	232,279	1,503
Robbins & Myers, Inc.	57,108	1,493
* Electro Rent Corp.	92,395	1,480
^ Eagle Bulk Shipping Inc.	96,412	1,374
* Tecumseh Products Co. Class A	71,486	1,373
Knoll, Inc.	70,869	1,301
* ^ Frontier Airlines Holdings, Inc.	175,335	1,264
Central Parking Corp.	77,482	1,240
Lawson Products, Inc.	30,410	1,199
Schawk, Inc.	63,201	1,106
Genco Shipping and Trading Ltd.	61,872	1,074
^ HEICO Corp.	32,954	934
ElkCorp	32,883	913
* ExpressJet Holdings, Inc.	119,261	824
* Infrasource Services Inc.	43,880	799
* ^ FuelCell Energy, Inc.	74,532	714
* RBC Bearings Inc.	31,277	710
^ Sea Containers Ltd. Class A	126,829	602
The Standard Register Co.	46,749	554
Horizon Lines Inc.	34,257	549
HEICO Corp. Class A	20,304	482
* Tecumseh Products Co. Class B	5,787	92

		663,329

Information Technology (8.7%)
* Integrated Device Technology Inc.	969,702	13,750
* Convergys Corp.	677,276	13,207
* Vishay Intertechnology, Inc.	821,722	12,926
* Avnet, Inc.	637,547	12,764
* Tech Data Corp.	273,305	10,470
* ADC Telecommunications, Inc.	565,425	9,533
* Sybase, Inc.	435,115	8,441
* Synopsys, Inc.	449,320	8,434
* BISYS Group, Inc.	584,964	8,014
* MPS Group, Inc.	508,387	7,656
Anixter International Inc.	159,630	7,576
* Benchmark Electronics, Inc.	305,452	7,368
* BearingPoint, Inc.	877,493	7,345
Imation Corp.	169,303	6,950
* Andrew Corp.	770,797	6,829
* Arris Group Inc.	516,169	6,772
* Ciena Corp.	1,405,751	6,762
* Emulex Corp.	407,194	6,625
* Perot Systems Corp.	429,489	6,219
* Electronics for Imaging, Inc.	276,531	5,774
* CommScope, Inc.	178,581	5,611
* Zoran Corp.	226,062	5,502
* Fairchild Semiconductor International, Inc.	294,411	5,349
* Brocade Communications Systems, Inc.	860,215	5,282
* Entegris Inc.	532,541	5,075
* Mentor Graphics Corp.	388,917	5,048
* 3Com Corp.	947,548	4,851
* RSA Security Inc.	175,687	4,777
* Varian Semiconductor Equipment Associates, Inc.	139,189	4,539
* Powerwave Technologies, Inc.	484,427	4,418
Technitrol, Inc.	186,813	4,325
* Aeroflex, Inc.	362,937	4,235
* Lawson Softward, Inc.	612,804	4,106
* Brooks Automation, Inc.	343,988	4,059
* KEMET Corp.	420,810	3,880
* Sycamore Networks, Inc.	945,257	3,838
United Online, Inc.	307,434	3,689
* Internet Security Systems, Inc.	195,184	3,679
* Paxar Corp.	178,425	3,670
* ^ Palm, Inc.	222,933	3,589
* CSG Systems International, Inc.	143,485	3,550
* MKS Instruments, Inc.	172,792	3,477
* Lattice Semiconductor Corp.	551,788	3,410
Reynolds & Reynolds Class A	105,996	3,251
Black Box Corp.	84,733	3,248
* Newport Corp.	185,462	2,990
* Axcelis Technologies, Inc.	490,024	2,891
* McDATA Corp. Class A	706,231	2,881
* Checkpoint Systems, Inc.	122,348	2,717
* Hutchinson Technology, Inc.	124,198	2,686
* Mastec Inc.	202,657	2,677
Agilysys, Inc.	148,081	2,665
* Electro Scientific Industries, Inc.	140,041	2,519
CTS Corp.	165,325	2,462
* SonicWALL, Inc.	265,744	2,389
Park Electrochemical Corp.	92,641	2,386
* Quantum Corp.	908,836	2,381
* Progress Software Corp.	97,881	2,291
* SafeNet, Inc.	123,947	2,196
MAXIMUS, Inc.	93,665	2,168
* Advanced Energy Industries, Inc.	162,273	2,149
* Vignette Corp.	144,585	2,108
* Dycom Industries, Inc.	97,522	2,076
* Gateway, Inc.	1,085,708	2,063
* Standard Microsystem Corp.	93,560	2,042
Inter-Tel, Inc.	95,817	2,018
* ^ Genesis Microchip Inc.	171,885	1,987
* Borland Software Corp.	369,804	1,953
Methode Electronics, Inc. Class A	182,942	1,923
* FileNet Corp.	71,127	1,915
Cognex Corp.	71,591	1,864
* ^ Spansion Inc. Class A	116,374	1,855
* Littelfuse, Inc.	53,845	1,851
* Actel Corp.	125,049	1,794
* Ciber, Inc.	271,023	1,786
* Rackable Systems Inc.	44,728	1,766
* Interwoven Inc.	195,858	1,680
* Gartner, Inc. Class A	116,272	1,651
* ON Semiconductor Corp.	273,724	1,610
Bel Fuse, Inc. Class B	47,893	1,571
* Veeco Instruments, Inc.	65,787	1,568
* Mercury Computer Systems, Inc.	101,844	1,567
* Adaptec, Inc.	360,096	1,563
* Cirrus Logic, Inc.	189,002	1,538
* TriQuint Semiconductor, Inc.	342,006	1,525
* Ariba, Inc.	176,089	1,449
* Credence Systems Corp.	411,821	1,441
* Forrester Research, Inc.	43,837	1,227
* JDA Software Group, Inc.	87,320	1,225
* SYNNEX Corp.	63,871	1,211
Cohu, Inc.	67,576	1,186
* NetIQ Corp.	96,195	1,173
* LTX Corp.	149,363	1,047
* Extreme Networks, Inc.	196,327	817
* Applied Films Corp.	26,618	758
* Ness Technologies Inc.	66,156	711
* Asyst Technologies, Inc.	82,145	619
* PortalPlayer Inc.	41,608	408
* Ulticom, Inc.	31,400	329
* Westell Technologies, Inc.	134,614	295
* McDATA Corp. Class B	35,571	131
Bel Fuse, Inc. Class A	2,550	69

		377,691

Materials (7.4%)
Carpenter Technology Corp.	116,566	13,463
Lubrizol Corp.	330,297	13,162
Commercial Metals Co.	481,651	12,378
Valspar Corp.	464,133	12,258
FMC Corp.	177,877	11,454
Louisiana-Pacific Corp.	513,397	11,243
Celanese Corp. Series A	537,473	10,975
RPM International, Inc.	570,005	10,260
Cytec Industries, Inc.	190,926	10,245
Cabot Corp.	290,779	10,038
Albemarle Corp.	194,281	9,302
Steel Dynamics, Inc.	138,074	9,077
Packaging Corp. of America	401,983	8,852
* Oregon Steel Mills, Inc.	173,212	8,775
AptarGroup Inc.	170,331	8,450
Worthington Industries, Inc.	342,530	7,176
* Aleris International Inc.	143,890	6,597
Olin Corp.	348,707	6,252
H.B. Fuller Co.	142,008	6,187
Bowater Inc.	271,305	6,172
Texas Industries, Inc.	111,833	5,938
Quanex Corp.	119,065	5,128
Minerals Technologies, Inc.	96,719	5,029
Sensient Technologies Corp.	212,849	4,451
Airgas, Inc.	118,245	4,405
* OM Group, Inc.	142,144	4,385
^ Cleveland-Cliffs Inc.	53,095	4,210
Arch Chemicals, Inc.	114,432	4,125
* Hercules, Inc.	258,989	3,952
Georgia Gulf Corp.	157,738	3,947
* Century Aluminum Co.	109,276	3,900
Schnitzer Steel Industries, Inc. Class A	109,089	3,870
Compass Minerals International	154,670	3,859
* PolyOne Corp.	424,912	3,731
MacDermid, Inc.	126,731	3,650
Gibraltar Industries Inc.	122,705	3,558
Spartech Corp.	155,465	3,514
Ryerson Tull, Inc.	125,143	3,379
Ferro Corp.	202,866	3,238
* RTI International Metals, Inc.	55,929	3,123
Glatfelter	193,127	3,065
CF Industries Holdings, Inc.	213,784	3,049
A. Schulman Inc.	128,183	2,934
* Rockwood Holdings, Inc.	125,118	2,879
AMCOL International Corp.	108,607	2,862
Westlake Chemical Corp.	94,806	2,825
Silgan Holdings, Inc.	76,328	2,825
Wausau Paper Corp.	222,320	2,768
Rock-Tenn Co.	159,161	2,539
Metal Management, Inc.	76,900	2,355
Neenah Paper Inc.	71,720	2,184
* Terra Industries, Inc.	300,383	1,913
NewMarket Corp.	33,318	1,635
Schweitzer-Mauduit International, Inc.	71,139	1,540
Chesapeake Corp. of Virginia	91,347	1,499
Tronox Inc. Class B	108,009	1,422
Myers Industries, Inc.	82,633	1,420
* Apex Silver Mines Ltd.	91,042	1,370
* Caraustar Industries, Inc.	140,644	1,266
* Buckeye Technology, Inc.	163,795	1,251
Tronox Inc.	84,636	1,099
Calgon Carbon Corp.	174,265	1,061
* Graphic Packaging Corp.	165,085	626
NL Industries, Inc.	47,032	506

		320,601

Telecommunication Services (0.7%)
* Price Communications Corp.	258,232	4,377
Commonwealth Telephone Enterprises, Inc.	106,004	3,515
* IDT Corp. Class B	210,772	2,907
* Premiere Global Services, Inc.	328,426	2,480
Valor Communications Group, Inc.	189,472	2,169
USA Mobility, Inc.	123,733	2,054
Iowa Telecommunications Services Inc.	106,478	2,015
FairPoint Communications, Inc.	136,170	1,961
North Pittsburgh Systems, Inc.	65,481	1,805
* Time Warner Telecom Inc.	120,242	1,786
* Cincinnati Bell Inc.	419,615	1,720
Consolidated Communications Holdings, Inc.	94,001	1,563
Surewest Communications	70,966	1,371
* Broadwing Corp.	113,219	1,172
* IDT Corp.	71,882	949
* Wireless Facilities, Inc.	225,997	622
* Cogent Communications Group, Inc.	44,921	421

		32,887

Utilities (8.4%)
OGE Energy Corp.	438,584	15,364
Northeast Utilities	742,022	15,338
AGL Resources Inc.	377,004	14,371
* CMS Energy Corp.	1,069,039	13,833
National Fuel Gas Co.	388,701	13,659
* Sierra Pacific Resources	972,727	13,618
Energen Corp.	337,979	12,982
UGI Corp. Holding Co.	508,817	12,527
Southern Union Co.	459,718	12,440
Puget Energy, Inc.	561,152	12,054
Hawaiian Electric Industries Inc.	392,455	10,953
Atmos Energy Corp.	391,872	10,937
Great Plains Energy, Inc.	384,845	10,722
* Dynegy, Inc.	1,913,921	10,469
Vectren Corp.	368,892	10,052
WPS Resources Corp.	194,801	9,662
Piedmont Natural Gas, Inc.	370,975	9,015
Nicor Inc.	213,886	8,876
Westar Energy, Inc.	420,908	8,860
PNM Resources Inc.	316,244	7,893
* Aquila, Inc.	1,809,656	7,619
Aqua America, Inc.	317,832	7,243
IDACORP, Inc.	205,775	7,056
WGL Holdings Inc.	236,504	6,847
Peoples Energy Corp.	186,064	6,682
New Jersey Resources Corp.	133,666	6,253
Duquesne Light Holdings, Inc.	378,448	6,222
Southwest Gas Corp.	191,910	6,014
NorthWestern Corp.	172,188	5,915
ALLETE, Inc.	124,326	5,887
Cleco Corp.	243,243	5,655
Black Hills Corp.	161,199	5,534
Avista Corp.	235,788	5,383
UniSource Energy Corp.	169,444	5,278
Northwest Natural Gas Co.	133,308	4,936
* El Paso Electric Co.	233,487	4,707
South Jersey Industries, Inc.	140,742	3,855
UIL Holdings Corp.	67,818	3,817
Otter Tail Corp.	135,802	3,711
CH Energy Group, Inc.	76,597	3,677
The Laclede Group, Inc.	98,200	3,374
MGE Energy, Inc.	99,198	3,090
California Water Service Group	84,876	3,033
Empire District Electric Co.	142,301	2,924
American States Water Co.	81,342	2,900
ITC Holdings Corp.	64,569	1,716
SJW Corp.	66,538	1,693

		364,646

Total Common Stocks
(Cost $3,643,222)		4,343,992

Temporary Cash Investments (2.5%)

Money Market Fund (2.4%)

2 Vanguard Market Liquidity Fund, 5.136%	352,814	353
2 Vanguard Market Liquidity Fund, 5.136%	104,413,800	104,414

	104,767

	Face
	Amount
	($000)

U.S. Agency and Government Obligations (0.1%)

3 Federal Home Loan Bank
4 5.377%, 9/29/06	1,000	987
3 Federal National Mortgage Assn
4 4.847%, 7/5/06	1,000	1,000

	1,987

Total Temporary Cash Investments
(Cost $106,754)		106,754

Total Investments (102.3%)
(Cost $3,749,976)	4,450,746

Other Assets and Liabilities-Net (-2.3%)		(99,509)

Net Assets (100%)		4,351,237

*Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $1,987,000 have been segregated as initial margin for open futures contracts.

Extended Market Index Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (99.4%)1

Consumer Discretionary (14.5%)
* DIRECTV Group, Inc.	2,457,271	40,545
*^ Sirius Satellite Radio, Inc.	5,620,614	26,698
* EchoStar Communications Corp. Class A	853,922	26,309
Michaels Stores, Inc.	528,773	21,807
* Liberty Global, Inc. Class A	963,461	20,714
* IAC/InterActiveCorp	754,179	19,978
* Chico's FAS, Inc.	728,355	19,651
* MGM Mirage, Inc.	479,999	19,584
Abercrombie & Fitch Co.	352,111	19,518
Washington Post Co. Class B	23,507	18,336
* Liberty Global, Inc. Series C	873,979	17,978
American Eagle Outfitters, Inc.	527,243	17,947
* Lamar Advertising Co. Class A	330,474	17,799
GTECH Holdings Corp.	509,431	17,718
Warner Music Group Corp.	595,586	17,558
Royal Caribbean Cruises, Ltd.	457,926	17,516
* Discovery Holding Co. Class A	1,123,966	16,444
Cablevision Systems NY Group Class A	748,762	16,061
Ross Stores, Inc.	572,272	16,052
Williams-Sonoma, Inc.	463,036	15,766
Foot Locker, Inc.	621,673	15,225
* Mohawk Industries, Inc.	213,999	15,055
BorgWarner, Inc.	229,386	14,933
* CarMax, Inc.	420,753	14,920
PETsMART, Inc.	562,947	14,411
* O'Reilly Automotive, Inc.	452,939	14,127
Polo Ralph Lauren Corp.	243,479	13,367
* AnnTaylor Stores Corp.	293,594	12,736
*^ Wynn Resorts Ltd.	173,124	12,690
Advance Auto Parts, Inc.	433,570	12,530
Brinker International, Inc.	339,855	12,337
ServiceMaster Co.	1,164,656	12,031
* Toll Brothers, Inc.	467,854	11,963
Station Casinos, Inc.	173,468	11,810
* Getty Images, Inc.	184,757	11,734
* Career Education Corp.	390,824	11,682
* Dollar Tree Stores, Inc.	418,454	11,089
* R.H. Donnelley Corp.	197,877	10,699
* Penn National Gaming, Inc.	271,644	10,534
Claire's Stores, Inc.	392,619	10,016
* NVR, Inc.	19,862	9,757
Service Corp. International	1,184,509	9,642
* XM Satellite Radio Holdings, Inc.	652,147	9,554
* ITT Educational Services, Inc.	143,743	9,460
* Scientific Games Corp.	262,760	9,360
SCP Pool Corp.	212,132	9,255
OSI Restaurant Partners, Inc.	264,058	9,136
Saks Inc.	548,484	8,869
* Laureate Education Inc.	205,513	8,761
Gentex Corp.	620,037	8,681
Choice Hotel International, Inc.	142,100	8,611
* The Cheesecake Factory Inc.	317,002	8,543
* Panera Bread Co.	125,815	8,460
* Expedia, Inc.	564,006	8,443
* Jarden Corp.	266,342	8,110
Weight Watchers International, Inc.	195,954	8,013
Ryland Group, Inc.	182,658	7,958
* Urban Outfitters, Inc.	443,955	7,765
* Las Vegas Sands Corp.	99,615	7,756
Barnes & Noble, Inc.	211,817	7,731
* GameStop Corp. Class A	180,685	7,589
* Tractor Supply Co.	135,900	7,511
* Aztar Corp.	144,473	7,507
Beazer Homes USA, Inc.	161,941	7,428
Phillips-Van Heusen Corp.	192,751	7,355
* Payless ShoeSource, Inc.	269,926	7,334
* Sonic Corp.	347,755	7,230
Polaris Industries, Inc.	166,922	7,228
Boyd Gaming Corp.	175,996	7,103
* Rent-A-Center, Inc.	278,227	6,917
Standard Pacific Corp.	266,061	6,838
MDC Holdings, Inc.	131,295	6,818
Thor Industries, Inc.	139,196	6,744
International Speedway Corp.	141,446	6,559
Regis Corp.	183,165	6,523
Men's Wearhouse, Inc.	213,603	6,472
* Aeropostale, Inc.	218,479	6,312
*^ Nutri/System Inc.	99,767	6,199
* Gaylord Entertainment Co.	141,519	6,176
Lear Corp.	269,769	5,992
* Pinnacle Entertainment, Inc.	192,114	5,888
John Wiley & Sons Class A	177,272	5,885
Ruby Tuesday, Inc.	236,677	5,777
Applebee's International, Inc.	298,745	5,742
Harte-Hanks, Inc.	223,831	5,739
* Quiksilver, Inc.	466,344	5,680
Belo Corp. Class A	361,589	5,641
* Jack in the Box Inc.	141,654	5,553
* Timberland Co.	212,579	5,548
Reader's Digest Association, Inc.	389,377	5,436
* Dick's Sporting Goods, Inc.	135,896	5,381
* The Children's Place Retail Stores, Inc.	88,967	5,342
Wolverine World Wide, Inc.	223,734	5,220
* Live Nation	255,733	5,207
* Pacific Sunwear of California, Inc.	288,935	5,181
* DeVry, Inc.	235,192	5,167
Aaron Rents, Inc. Class B	191,005	5,134
* Too Inc.	131,184	5,036
American Greetings Corp. Class A	237,439	4,989
* Sotheby's Holdings Class A	189,430	4,973
* Corinthian Colleges, Inc.	345,507	4,961
*^ Select Comfort Corp.	215,760	4,956
Lee Enterprises, Inc.	183,695	4,951
Group 1 Automotive, Inc.	87,745	4,944
^ The McClatchy Co. Class A	122,389	4,910
ArvinMeritor, Inc.	283,249	4,869
* Coldwater Creek Inc.	181,250	4,850
Ethan Allen Interiors, Inc.	132,533	4,844
* Charming Shoppes, Inc.	427,242	4,802
Strayer Education, Inc.	49,067	4,765
Borders Group, Inc.	257,438	4,752
* Tenneco Automotive, Inc.	181,411	4,717
* TRW Automotive Holdings Corp.	172,715	4,712
* Guitar Center, Inc.	105,452	4,689
* Zale Corp.	193,185	4,654
*^ The Dress Barn, Inc.	183,173	4,643
Arbitron Inc.	120,814	4,631
*^ Shuffle Master, Inc.	139,433	4,571
* The Gymboree Corp.	131,060	4,556
* Marvel Entertainment, Inc.	227,279	4,546
* Valassis Communications, Inc.	191,737	4,523
Matthews International Corp.	128,767	4,439
Jackson Hewitt Tax Service Inc.	141,466	4,435
*^ Netflix.com, Inc.	162,330	4,417
Catalina Marketing Corp.	152,017	4,326
* Hovnanian Enterprises Inc. Class A	143,815	4,326
Bob Evans Farms, Inc.	143,995	4,321
* CEC Entertainment Inc.	133,482	4,287
Tupperware Corp.	216,520	4,263
* Meritage Corp.	89,751	4,241
Christopher & Banks Corp.	145,184	4,210
CBRL Group, Inc.	123,966	4,205
* Bright Horizons Family Solutions, Inc.	111,295	4,195
^ Furniture Brands International Inc.	196,677	4,099
^ Winnebago Industries, Inc.	131,835	4,092
The Yankee Candle Co., Inc.	163,249	4,083
Media General, Inc. Class A	96,572	4,045
* P.F. Chang's China Bistro, Inc.	106,289	4,041
* Texas Roadhouse, Inc.	296,500	4,009
Brown Shoe Co., Inc.	114,613	3,906
* Rare Hospitality International Inc.	135,768	3,905
^ Regal Entertainment Group Class A	191,567	3,893
* PETCO Animal Supplies, Inc.	186,401	3,808
* Scholastic Corp.	144,386	3,750
* Visteon Corp.	516,801	3,726
IHOP Corp.	75,538	3,632
* LKQ Corp.	186,046	3,535
Stage Stores, Inc.	106,890	3,527
Entercom Communications Corp.	133,817	3,501
* Gemstar-TV Guide International, Inc.	994,694	3,501
* Hibbett Sporting Goods, Inc.	144,115	3,444
Callaway Golf Co.	264,229	3,432
United Auto Group, Inc.	159,034	3,395
* Bally Technologies Inc.	205,372	3,382
* Fossil, Inc.	187,807	3,382
* Champion Enterprises, Inc.	306,115	3,380
* Under Armour, Inc.	78,252	3,335
Cato Corp. Class A	126,405	3,268
Building Materials Holding Corp.	116,128	3,236
^ CKE Restaurants Inc.	194,268	3,227
Triarc Cos., Inc. Class B	205,338	3,209
* WCI Communities, Inc.	158,403	3,190
* Alderwoods Group, Inc.	163,442	3,181
* Genesco, Inc.	93,406	3,164
* Papa John's International, Inc.	94,965	3,153
Modine Manufacturing Co.	134,929	3,152
ADVO, Inc.	127,558	3,139
* RCN Corp.	125,610	3,131
* The Warnaco Group, Inc.	164,282	3,069
Kellwood Co.	103,005	3,015
* priceline.com, Inc.	100,313	2,995
* Interactive Data Corp.	147,222	2,958
* DreamWorks Animation SKG, Inc.	128,184	2,935
^ La-Z-Boy Inc.	208,300	2,916
*^ Crocs, Inc.	115,863	2,914
K-Swiss, Inc.	104,503	2,790
* Keystone Automotive Industries, Inc.	64,826	2,737
Domino's Pizza, Inc.	108,659	2,688
Sonic Automotive, Inc.	121,197	2,688
* Clear Channel Outdoor Holdings, Inc. Class A	126,530	2,652
* Columbia Sportswear Co.	57,817	2,617
* Guess ?, Inc.	62,287	2,600
The Pep Boys (Manny, Moe & Jack)	217,399	2,550
Steven Madden, Ltd.	85,930	2,545
* Skechers U.S.A., Inc.	104,078	2,509
Talbots Inc.	135,702	2,504
Speedway Motorsports, Inc.	65,410	2,469
* WMS Industries, Inc.	90,074	2,467
Pier 1 Imports Inc.	349,024	2,436
* RC2 Corp.	61,674	2,384
* Interface, Inc.	208,080	2,383
Landry's Restaurants, Inc.	73,191	2,375
* Red Robin Gourmet Burgers, Inc.	55,169	2,348
*^ Source Interlink Cos., Inc.	197,348	2,348
^ Nautilus Inc.	145,362	2,284
Oxford Industries, Inc.	57,889	2,281
Ambassadors Group, Inc.	78,486	2,267
* Vail Resorts Inc.	60,871	2,258
* The Pantry, Inc.	39,154	2,253
Hearst-Argyle Television Inc.	101,393	2,237
*^ Blue Nile Inc.	69,406	2,232
Lithia Motors, Inc.	73,528	2,229
* Ryan's Restaurant Group, Inc.	185,404	2,208
* JAKKS Pacific, Inc.	107,108	2,152
* Emmis Communications, Inc.	137,389	2,149
Russell Corp.	118,028	2,143
Fred's, Inc.	156,237	2,086
American Axle&Manufacturing Holdings, Inc.	120,978	2,070
* Iconix Brand Group Inc.	125,724	2,054
* Hot Topic, Inc.	177,715	2,046
* 99 Cents Only Stores	193,236	2,021
Finish Line, Inc.	169,893	2,010
*^ Krispy Kreme Doughnuts, Inc.	245,916	2,002
* Universal Technical Institute Inc.	90,156	1,985
Hollinger International, Inc.	246,881	1,982
* GameStop Corp. Class B	56,866	1,948
^ Brookfield Homes Corp.	59,091	1,947
* California Pizza Kitchen, Inc.	70,589	1,940
* Drew Industries, Inc.	59,619	1,932
Ameristar Casinos, Inc.	99,005	1,926
Kimball International, Inc. Class B	97,705	1,926
Stewart Enterprises, Inc. Class A	334,875	1,926
Westwood One, Inc.	255,060	1,913
* Entravision Communications Corp.	222,843	1,910
Blyth, Inc.	102,731	1,896
* Fleetwood Enterprises, Inc.	251,507	1,896
* Vertrue Inc.	44,046	1,895
* Sealy Corp.	142,100	1,886
*^ Six Flags, Inc.	329,392	1,851
The Stride Rite Corp.	138,807	1,831
* Stamps.com Inc.	65,348	1,818
* Carter's, Inc.	67,142	1,775
* Trump Entertainment Resorts, Inc.	86,579	1,745
Bandag, Inc.	47,544	1,740
Oakley, Inc.	101,937	1,718
* Charlotte Russe Holding Inc.	71,133	1,703
Citadel Broadcasting Corp.	191,251	1,702
* K2 Inc.	155,523	1,701
* Aftermarket Technology Corp.	68,132	1,693
*^ Avatar Holding, Inc.	29,597	1,686
Lone Star Steakhouse&Saloon, Inc.	63,163	1,657
* Mediacom Communications Corp.	260,331	1,622
^ Pre-Paid Legal Services, Inc.	46,695	1,611
* Isle of Capri Casinos, Inc.	62,695	1,608
M/I Homes, Inc.	45,798	1,607
* Deckers Outdoor Corp.	40,988	1,580
* Cox Radio, Inc.	108,852	1,570
*^ TiVo Inc.	219,401	1,569
The Buckle, Inc.	36,988	1,549
* MarineMax, Inc.	59,034	1,548
*^ Tempur-Pedic International Inc.	114,526	1,547
Stein Mart, Inc.	103,428	1,531
* Steak n Shake Co.	100,696	1,525
Cherokee Inc.	36,707	1,518
* DSW Inc. Class A	41,228	1,502
* CSK Auto Corp.	125,221	1,499
Sauer-Danfoss, Inc.	58,949	1,498
The Marcus Corp.	71,595	1,495
Journal Communications, Inc.	128,848	1,448
* Chipotle Mexican Grill, Inc.	23,700	1,445
* Asbury Automotive Group, Inc.	67,428	1,412
*^ Build-A-Bear-Workshop, Inc.	65,489	1,409
*^ True Religion Apparel, Inc.	79,435	1,406
*^ Jos. A. Bank Clothiers, Inc.	58,236	1,395
Churchill Downs, Inc.	36,954	1,384
* ProQuest Co.	112,464	1,382
*^ Retail Ventures, Inc.	77,174	1,375
World Wrestling Entertainment, Inc.	81,285	1,373
* Life Time Fitness, Inc.	29,586	1,369
*^ Educate, Inc.	175,834	1,347
* Morningstar, Inc.	32,465	1,347
Dover Downs Gaming&Entertainment, Inc.	68,482	1,345
*^ Charter Communications, Inc.	1,185,943	1,340
* O'Charley's Inc.	78,689	1,338
^ Superior Industries International, Inc.	73,018	1,336
* Cost Plus, Inc.	90,666	1,329
* Bluegreen Corp.	114,058	1,307
*^ Leapfrog Enterprises, Inc.	128,491	1,298
* CKX, Inc.	95,400	1,295
* Monarch Casino&Resort, Inc.	45,948	1,292
* GSI Commerce, Inc.	95,194	1,288
*^ Progressive Gaming International Corp.	164,659	1,284
* Benihana Inc. Class A	47,196	1,281
CPI Corp.	40,753	1,251
Monro Muffler Brake, Inc.	37,197	1,211
Journal Register Co.	134,584	1,206
* Mothers Work, Inc.	34,120	1,196
Big 5 Sporting Goods Corp.	61,285	1,195
Books-a-Million Inc.	71,504	1,193
* Interstate Hotels&Resorts, Inc.	126,881	1,179
Movado Group, Inc.	51,372	1,179
* Midas Inc.	63,532	1,169
* FTD Group, Inc.	84,741	1,144
* BJ's Restaurants Inc.	51,185	1,143
National Presto Industries, Inc.	21,807	1,140
Courier Corp.	28,227	1,130
* ValueVision Media, Inc.	102,027	1,125
Bon-Ton Stores, Inc.	51,006	1,116
* The Sportsman's Guide Inc.	36,247	1,106
Kenneth Cole Productions, Inc.	49,489	1,105
*^ Overstock.com, Inc.	51,993	1,105
Monaco Coach Corp.	86,029	1,093
* Great Wolf Resorts, Inc.	89,581	1,076
Tuesday Morning Corp.	81,708	1,074
* Audiovox Corp.	78,282	1,069
*^ Cabela's Inc.	55,475	1,068
* Buffalo Wild Wings Inc.	27,664	1,060
* Denny's Corp.	286,738	1,058
Sinclair Broadcast Group, Inc.	122,371	1,047
* AFC Enterprises, Inc.	82,005	1,046
* 4Kids Entertainment Inc.	64,030	1,038
* INVESTools Inc.	130,219	1,034
* Radio One, Inc. Class D	139,700	1,034
*^ Martha Stewart Living Omnimedia, Inc.	61,355	1,025
* Sunterra Corp.	100,140	1,025
Technical Olympic USA, Inc.	71,189	1,022
Haverty Furniture Cos., Inc.	64,879	1,018
* Cumulus Media Inc.	94,253	1,006
* Luby's, Inc.	96,239	1,004
* A.C. Moore Arts&Crafts, Inc.	61,517	1,003
*^ Palm Harbor Homes, Inc.	56,978	1,002
Stanley Furniture Co., Inc.	41,817	1,002
* Cavco Industries, Inc.	22,478	999
* Lodgian, Inc.	70,100	999
Skyline Corp.	23,087	988
* Jo-Ann Stores, Inc.	65,555	960
Levitt Corp. Class A	59,756	956
*^ Blockbuster Inc. Class A	189,122	942
Ambassadors International, Inc.	40,393	939
Spartan Motors, Inc.	60,673	933
* Tweeter Home Entertainment Group, Inc.	130,870	929
* Morgans Hotel Group	59,190	921
Marine Products Corp.	94,386	918
Bassett Furniture Industries, Inc.	49,528	917
* PRIMEDIA Inc.	499,901	915
Arctic Cat, Inc.	46,497	907
* MTR Gaming Group Inc.	94,727	889
*^ Applica Inc.	200,466	886
* McCormick&Schmick's Seafood Restaurants, Inc.	36,973	880
* Multimedia Games Inc.	86,495	876
* Cache, Inc.	50,441	875
* Rent-Way, Inc.	118,385	874
*^ America's Car-Mart, Inc.	42,864	871
UniFirst Corp.	25,243	871
* Steinway Musical Instruments Inc.	35,342	867
Gaming Partners International	35,491	866
Orleans Homebuilders, Inc.	53,004	861
Dover Motorsports, Inc.	146,052	857
* PetMed Express, Inc.	77,973	855
*^ Citi Trends Inc.	19,898	849
* Lin TV Corp.	112,347	848
* Radio One, Inc.	112,893	847
*^ Restoration Hardware, Inc.	117,667	845
* 1-800-FLOWERS.COM, Inc.	146,355	844
* Casual Male Retail Group, Inc.	83,826	842
*^ Design Within Reach Inc.	122,845	840
* Harris Interactive Inc.	146,880	837
* Cosi, Inc.	134,134	836
bebe stores, inc	54,141	835
* Famous Dave's of America, Inc.	62,204	827
* Perry Ellis International Corp.	32,672	827
*^ Empire Resorts Inc.	118,835	826
Knape&Vogt Manufacturing Co.	42,855	807
* Gaiam, Inc.	57,509	806
^ Carmike Cinemas, Inc.	38,152	804
* Concorde Career College	41,800	800
Deb Shops, Inc.	32,668	788
* Universal Electronics, Inc.	43,555	771
* LodgeNet Entertainment Corp.	41,040	765
* Trans World Entertainment Corp.	105,882	765
^ Charles&Colvard Ltd.	72,148	760
* Rentrak Corp.	76,354	753
Triarc Cos., Inc. Class A	45,566	744
^ Lifetime Brands, Inc.	34,254	742
* The Wet Seal, Inc. Class A	150,631	735
* Impco Technologies Inc.	68,043	726
^ Tarragon Realty Investors Inc. REIT	52,319	725
* Strattec Security Corp.	14,393	717
Handleman Co.	86,882	708
Coachmen Industries, Inc.	58,858	703
*^ 1-800 Contacts, Inc.	46,572	699
^ Escalade, Inc.	53,636	697
* Russ Berrie and Co., Inc.	56,654	695
* Maidenform Brands, Inc.	56,000	690
* Blount International, Inc.	56,994	685
* Shiloh Industries, Inc.	45,404	683
* GenTek, Inc.	25,222	677
* Shoe Carnival, Inc.	28,391	677
Delta Apparel, Inc.	39,246	673
* J. Crew Group, Inc.	24,000	659
* Jameson Inns, Inc. REIT	222,686	650
*^ West Marine, Inc.	48,185	650
*^ Audible, Inc.	71,275	648
* Nobel Learning Communities, Inc.	63,095	639
*^ drugstore.com, Inc.	219,787	637
Noble International, Ltd.	44,463	637
Blair Corp.	21,348	635
* Rockford Corp.	150,803	632
* Zumiez Inc.	16,686	627
* Dorman Products, Inc.	52,862	623
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	180,875	615
* Smith&Wesson Holding Corp.	74,698	614
*^ Home Solutions of America	98,300	607
* PC Mall, Inc.	93,293	592
* Hampshire Group, Ltd.	34,747	591
* Syms Corp.	31,990	589
* Sharper Image Corp.	52,936	588
*^ Bally Total Fitness Holding Corp.	85,925	583
* Regent Communications, Inc.	141,454	579
*^ Tandy Leather Factory, Inc.	83,905	574
Sturm, Ruger&Co., Inc.	91,712	573
* Fisher Communications, Inc.	13,531	570
* New York&Co., Inc.	58,304	570
* Directed Electronics Inc.	43,293	568
* Rocky Brands Inc	26,746	568
* Franklin Covey Co.	76,611	567
Frisch's Restaurants, Inc.	23,901	567
Nobility Homes, Inc.	20,807	565
* Navigant International, Inc.	34,795	558
* Conn's, Inc.	20,988	557
* Spanish Broadcasting System, Inc.	108,948	557
* Friendly Ice Cream Corp.	71,815	552
Cutter&Buck Inc.	47,957	550
* Wilsons The Leather Experts Inc.	132,884	546
* Celebrate Express, Inc.	41,878	545
CSS Industries, Inc.	18,948	545
* Hartmarx Corp.	90,609	544
^ Movie Gallery, Inc.	87,618	544
* Unifi, Inc.	185,819	539
* Hollywood Media Corp.	140,824	538
* E Com Ventures, Inc.	33,238	535
*^ Nitches Inc.	101,973	535
*^ Forward Industries, Inc.	128,518	533
* National R. V. Holdings, Inc.	97,245	526
* Playboy Enterprises, Inc. Class B	52,557	525
*^ Crown Media Holdings, Inc.	124,035	511
* Virco Manufacturing Corp.	101,695	509
* Buca, Inc.	89,193	504
* California Coastal Communities, Inc.	15,748	504
*^ RedEnvelope, Inc.	49,174	499
* Riviera Holdings Corp.	23,800	493
Liberty Homes, Inc. Class A	83,500	488
* Ruth's Chris Steak House	23,500	480
* Insignia Systems, Inc.	207,749	478
* Salem Communications Corp.	36,712	478
* Image Entertainment, Inc.	131,114	473
* Meade Instruments Corp.	192,528	472
Libbey, Inc.	64,119	471
* Systemax Inc.	60,419	471
* E. Gottschalk&Co., Inc.	71,591	467
* Nexstar Broadcasting Group, Inc.	97,079	466
* Saga Communications, Inc.	51,387	466
Traffix, Inc.	86,153	464
Gray Television, Inc.	78,514	455
* Outdoor Channel Holdings Inc.	43,165	445
* Exide Technologies	101,098	433
* Rubio's Restaurants, Inc.	50,680	431
* Proliance International Inc.	92,614	428
*^ Navarre Corp.	83,707	417
Weyco Group, Inc.	17,830	414
* Core-Mark Holding Co., Inc.	11,400	408
Beasley Broadcast Group, Inc.	57,990	406
* Reading International Inc. Class A	50,968	406
* Kirkland's, Inc.	76,255	399
* Lenox Group, Inc.	56,331	399
* The Smith&Wollensky Restaurant Group, Inc.	85,120	386
* Young Broadcasting Inc.	123,083	386
Flexsteel Industries, Inc.	29,007	377
* Stoneridge, Inc.	44,516	369
* United Retail Group, Inc.	23,208	360
* Hawk Corp. Class A	28,243	347
* Youbet.com, Inc.	69,641	336
Craftmade International, Inc.	19,943	334
*^ Comstock Homebuilding Cos., Inc.	52,058	330
* Culp, Inc.	65,428	320
* Franklin Electronic Publishers, Inc.	109,361	316
* Volcom, Inc.	9,700	310
Collectors Universe, Inc.	21,893	306
* The Dixie Group, Inc.	22,460	298
ARK Restaurants Corp.	10,403	293
* Fairchild Corp.	139,652	290
*^ WPT Enterprises Inc.	46,827	282
* Hayes Lemmerz International, Inc.	84,990	269
Xerium Technologies Inc.	28,581	269
*^ Bluefly, Inc.	219,132	265
* Knology, Inc.	28,000	260
*^ Syntax-Brillian Corp.	106,263	255
* Triple Crown Media, Inc.	28,223	245
* Amerigon Inc.	27,174	244
Standard Motor Products, Inc.	29,204	244
*^ Escala Group, Inc.	52,028	243
Hancock Fabrics, Inc.	72,504	242
* Alloy, Inc.	22,775	239
Cadmus Communications Corp.	13,669	239
* Golfsmith International Holdings, Inc.	22,800	230
* Lakes Entertainment, Inc.	18,353	222
* Bombay Co.	91,474	221
*^ Quaker Fabric Corp.	161,101	219
* Playboy Enterprises Inc. Class A	22,850	218
* The Princeton Review, Inc.	40,078	213
*^ Fedders Corp.	87,807	212
* NTN Communications, Inc.	133,122	206
Coinmach Service Corp. Class A	19,700	202
* Mestek, Inc.	11,954	198
* Shoe Pavilion, Inc.	26,799	194
* Emerson Radio Corp.	60,651	193
* SPEEDUS Corp.	146,528	193
*^ Innovo Group Inc.	232,301	190
* Pomeroy IT Solutions, Inc.	26,228	189
* Ashworth, Inc.	20,221	182
Hallwood Group Inc.	1,600	179
*^ InfoSonics Corp.	28,600	173
* Big Dog Holdings, Inc.	13,785	172
*^ Salton, Inc.	66,211	157
* ION Media Networks, Inc.	162,022	149
Aldila, Inc.	5,700	144
* Morton's Restaurant Group Inc.	9,000	138
* Acme Communications, Inc.	27,060	137
J. Alexander's Corp.	16,100	137
* CoActive Marketing Group, Inc.	73,899	129
* REX Stores Corp.	8,908	128
* Digital Generation Systems, Inc.	23,688	127
* Johnson Outdoors Inc.	7,174	124
*^ iRobot Corp.	4,900	122
*^ Dominion Homes, Inc.	13,423	121
*^ Gander Mountain Co.	21,005	121
*^ WorldSpace, Inc. Class A	32,568	117
* Cavalier Homes, Inc.	21,100	112
* Concord Camera Corp.	158,420	101
* Max&Erma's Restaurant, Inc.	11,205	94
*^ Amerityre Corp.	11,682	92
Hooker Furniture Corp.	5,421	91
Superior Uniform Group, Inc.	6,899	90
* Dura Automotive Systems, Inc.	47,782	89
* Bakers Footwear Group Inc.	6,096	85
ILX Resorts Inc.	8,300	78
* EVCI Career Colleges Holding Corp.	107,751	73
* Finlay Enterprises, Inc.	7,446	63
Aaron Rents, Inc.	2,025	49
* Diedrich Coffee, Inc.	13,550	49
* New Frontier Media, Inc.	6,400	46
McRae Industries, Inc.	3,280	40
* AMS Health Sciences, Inc.	41,000	21
Bandag, Inc. Class A	600	19
* ACT Teleconferencing, Inc.	149,516	9
* Featherlite Manufacturing, Inc.	1,279	6
* SPAR Group, Inc.	6,650	6
* MediaBay Inc.	13,852	4
* Singing Machine Co., Inc.	6,000	2
*^ Gadzooks, Inc.	92,160	-

		1,729,014

Consumer Staples (2.5%)
Kraft Foods Inc.	1,063,897	32,874
Bunge Ltd.	447,425	22,483
* Energizer Holdings, Inc.	247,362	14,488
* Smithfield Foods, Inc.	396,767	11,439
Hormel Foods Corp.	293,309	10,893
J.M. Smucker Co.	233,618	10,443
* Hansen Natural Corp.	52,069	9,912
Church&Dwight, Inc.	258,924	9,430
Corn Products International, Inc.	297,160	9,093
Del Monte Foods Co.	696,723	7,824
* BJ's Wholesale Club, Inc.	267,139	7,573
*^ Rite Aid Corp.	1,474,789	6,253
Flowers Foods, Inc.	211,943	6,070
* United Natural Foods, Inc.	169,095	5,584
* NBTY, Inc.	224,067	5,357
PepsiAmericas, Inc.	240,312	5,313
Casey's General Stores, Inc.	202,401	5,062
Longs Drug Stores, Inc.	107,599	4,909
* Ralcorp Holdings, Inc.	106,293	4,521
Delta&Pine Land Co.	143,917	4,231
* Performance Food Group Co.	138,735	4,215
* Hain Celestial Group, Inc.	154,316	3,975
Lancaster Colony Corp.	100,648	3,973
Universal Corp. (VA)	103,446	3,850
Ruddick Corp.	139,026	3,408
* Central Garden and Pet Co.	78,890	3,396
Nu Skin Enterprises, Inc.	208,802	3,101
Tootsie Roll Industries, Inc.	104,234	3,036
* TreeHouse Foods Inc.	124,959	2,985
Lance, Inc.	121,226	2,791
* Gold Kist Inc.	204,910	2,740
* Playtex Products, Inc.	255,451	2,664
Weis Markets, Inc.	60,055	2,474
WD-40 Co.	69,932	2,348
Chiquita Brands International, Inc.	165,941	2,287
Andersons, Inc.	51,886	2,159
J&J Snack Foods Corp.	63,379	2,096
* Wild Oats Markets Inc.	104,640	2,051
* Spectrum Brands Inc.	148,076	1,913
* Pathmark Stores, Inc.	202,957	1,910
* Prestige Brands Holdings Inc.	189,315	1,887
Pilgrim's Pride Corp.	71,981	1,857
Seaboard Corp.	1,427	1,827
* Chattem, Inc.	59,869	1,818
The Great Atlantic&Pacific Tea Co., Inc.	76,944	1,748
*^ USANA Health Sciences, Inc.	43,926	1,665
* Peet's Coffee&Tea Inc.	53,626	1,619
Sanderson Farms, Inc.	54,390	1,522
^ Vector Group Ltd.	87,012	1,414
* Elizabeth Arden, Inc.	78,996	1,412
MGP Ingredients, Inc.	53,435	1,241
* Boston Beer Co., Inc. Class A	40,541	1,187
* Smart&Final Inc.	67,577	1,138
Alliance One International, Inc.	247,943	1,101
Alico, Inc.	19,418	1,070
* Darling International, Inc.	231,167	1,047
The Topps Co., Inc.	126,451	1,039
* Green Mountain Coffee Roasters, Inc.	25,274	1,015
National Beverage Corp.	70,605	1,013
* PriceSmart, Inc.	99,789	1,000
Spartan Stores, Inc.	67,501	988
Coca-Cola Bottling Co.	18,274	928
Nash-Finch Co.	42,473	904
Farmer Brothers, Inc.	41,380	897
Imperial Sugar Co.	35,709	847
Ingles Markets, Inc.	49,484	841
*^ Monterey Pasta Co.	137,186	808
*^ Revlon, Inc. Class A	604,173	761
* Natural Alternatives International, Inc.	66,537	713
Inter Parfums, Inc.	40,883	704
* Medifast, Inc.	38,409	686
Reddy Ice Holdings, Inc.	32,700	665
Diamond Foods, Inc.	39,423	634
*^ John B. Sanfilippo&Son, Inc.	47,429	628
^ Mannatech, Inc.	49,720	627
*^ American Italian Pasta Co.	70,132	600
Arden Group Inc. Class A	5,297	599
United Guardian, Inc.	60,954	512
*^ Lifeway Foods, Inc.	38,942	500
* Carrington Labs Inc.	125,451	463
*^ Star Scientific, Inc.	175,558	453
* Maui Land&Pineapple Co., Inc.	11,377	430
Premium Standard Farms Inc.	26,126	424
* Jones Soda Co.	40,000	360
Reliv International, Inc.	34,064	337
*^ Parlux Fragrances, Inc.	33,970	329
* Omega Protein Corp.	49,446	286
* Natrol, Inc.	133,258	252
Cal-Maine Foods, Inc.	35,029	241
*^ Integrated Biopharma, Inc.	22,551	202
* Schiff Nutrition International, Inc.	29,707	198
Rocky Mountain Chocolate Factory, Inc.	14,454	188
* Katy Industries, Inc.	66,122	155
* Cusine Solutions, Inc.	29,700	150
* Zapata Corp.	18,072	126
Golden Enterprises Inc.	34,897	107
* IGI, Inc.	73,500	98
Calavo Growers, Inc.	7,283	73
* Vermont Pure Holdings, Ltd.	600	1
* Standard Management Corp.	8	-

		297,459

Energy (8.7%)
Peabody Energy Corp.	1,059,289	59,055
GlobalSantaFe Corp.	803,092	46,379
* Ultra Petroleum Corp.	619,637	36,726
Smith International, Inc.	802,375	35,682
Noble Energy, Inc.	708,943	33,221
ENSCO International, Inc.	615,443	28,323
* Newfield Exploration Co.	514,662	25,188
Arch Coal, Inc.	572,376	24,252
Pioneer Natural Resources Co.	517,239	24,005
* Grant Prideco, Inc.	524,152	23,456
* Cameron International Corp.	462,233	22,081
* Southwestern Energy Co.	671,019	20,909
Tesoro Petroleum Corp.	274,389	20,404
* Pride International, Inc.	648,093	20,240
Patterson-UTI Energy, Inc.	686,375	19,431
* FMC Technologies Inc.	273,481	18,449
Diamond Offshore Drilling, Inc.	201,593	16,920
* Denbury Resources, Inc.	476,359	15,086
Frontier Oil Corp.	453,272	14,686
Cimarex Energy Co.	332,219	14,285
Western Gas Resources, Inc.	234,451	14,032
* Helix Energy Solutions Group, Inc.	321,635	12,981
* Plains Exploration&Production Co.	315,278	12,781
Helmerich&Payne, Inc.	209,888	12,648
Range Resources Corp.	462,567	12,577
Tidewater Inc.	241,466	11,880
Massey Energy Co.	328,027	11,809
Pogo Producing Co.	232,213	10,705
* Unit Corp.	185,664	10,562
TODCO Class A	247,743	10,120
*^ Quicksilver Resources, Inc.	271,181	9,982
* Oceaneering International, Inc.	215,386	9,875
Cabot Oil&Gas Corp.	195,725	9,591
* Maverick Tube Corp.	148,138	9,361
St. Mary Land&Exploration Co.	228,679	9,204
* TETRA Technologies, Inc.	286,058	8,665
*^ Cheniere Energy, Inc.	219,471	8,559
* Veritas DGC Inc.	143,497	7,402
* Forest Oil Corp.	221,195	7,335
Overseas Shipholding Group Inc.	119,146	7,047
* Hanover Compressor Co.	368,729	6,925
* SEACOR Holdings Inc.	83,486	6,854
Holly Corp.	140,624	6,778
* Lone Star Technologies, Inc.	123,293	6,660
* Mariner Energy Inc.	344,699	6,332
* Superior Energy Services, Inc.	186,002	6,305
* Hydrill Co.	79,092	6,210
* Whiting Petroleum Corp.	148,220	6,206
* KCS Energy, Inc.	202,552	6,016
* Grey Wolf, Inc.	779,536	6,002
* W-H Energy Services, Inc.	118,027	5,999
* Global Industries Ltd.	336,914	5,626
* Houston Exploration Co.	88,938	5,442
* Atwood Oceanics, Inc.	108,258	5,370
Foundation Coal Holdings, Inc.	111,281	5,222
Penn Virginia Corp.	74,687	5,219
* Comstock Resources, Inc.	172,251	5,143
* Stone Energy Corp.	109,234	5,085
Berry Petroleum Class A	152,492	5,055
World Fuel Services Corp.	110,467	5,047
* Swift Energy Co.	116,687	5,009
* NS Group Inc.	90,039	4,959
* Universal Compression Holdings, Inc.	66,685	4,199
* Remington Oil&Gas Corp.	94,976	4,176
USEC Inc.	348,556	4,130
* Complete Production Services, Inc.	169,800	4,014
* Oil States International, Inc.	117,073	4,013
General Maritime Corp.	107,297	3,966
CARBO Ceramics Inc.	80,095	3,935
* Encore Acquisition Co.	139,592	3,745
* KFX, Inc.	237,564	3,630
* Atlas America, Inc.	80,417	3,603
Lufkin Industries, Inc.	59,314	3,525
*^ Petrohawk Energy Corp.	278,962	3,515
* Parallel Petroleum Corp.	140,291	3,467
* CXG Gas Corp.	115,161	3,455
* Giant Industries, Inc.	51,199	3,407
* Bristow Group, Inc.	93,998	3,384
*^ Rosetta Resources, Inc.	202,231	3,361
* Dril-Quip, Inc.	38,942	3,210
*^ International Coal Group, Inc.	446,256	3,209
* Parker Drilling Co.	434,548	3,120
* Bois d'Arc Energy, Inc.	187,967	3,096
* Hornbeck Offshore Services, Inc.	84,590	3,005
* EXCO Resources, Inc.	248,020	2,827
* Alpha Natural Resources, Inc.	143,178	2,809
* ATP Oil&Gas Corp.	64,786	2,716
* Input/Output, Inc.	282,803	2,672
* Petroleum Development Corp.	70,496	2,658
*^ Pacific Ethanol, Inc.	113,173	2,617
*^ Rentech, Inc.	553,726	2,575
W&T Offshore, Inc.	61,311	2,384
RPC Inc.	89,557	2,174
* Newpark Resources, Inc.	350,260	2,154
* Energy Partners, Ltd.	110,168	2,088
* Bill Barrett Corp.	67,347	1,994
* Harvest Natural Resources, Inc.	147,010	1,991
OMI Corp.	91,879	1,989
* PetroQuest Energy, Inc.	161,616	1,985
* Warren Resources Inc.	135,757	1,950
* Vaalco Energy, Inc.	191,238	1,866
Crosstex Energy, Inc.	19,484	1,853
* NATCO Group Inc.	45,794	1,841
* Carrizo Oil&Gas, Inc.	57,295	1,794
* Dresser Rand Group, Inc.	75,420	1,771
*^ James River Coal Co.	63,923	1,693
Western Refining, Inc.	78,100	1,685
* Gulfmark Offshore, Inc.	64,014	1,653
*^ Arena Resources, Inc.	44,890	1,539
* Trico Marine Services, Inc.	45,050	1,532
*^ Toreador Resources Corp.	53,628	1,509
* Goodrich Petroleum Corp.	52,988	1,504
*^ Gasco Energy Inc.	329,800	1,468
* Delta Petroleum Corp.	82,222	1,408
* TransMontaigne Inc.	125,462	1,407
* Pioneer Drilling Co.	90,523	1,398
* Hercules Offshore, Inc.	39,800	1,393
* The Exploration Co. of Delaware, Inc.	130,718	1,393
* OMNI Energy Services Corp.	115,162	1,353
* Edge Petroleum Corp.	65,389	1,306
*^ Metretek Technologies, Inc.	74,600	1,282
* Basic Energy Services Inc.	41,100	1,256
*^ Ngas Resources Inc.	141,288	1,115
*^ Transmeridian Exploration Inc.	195,150	1,112
* GMX Resources Inc.	35,498	1,098
*^ FX Energy, Inc.	218,429	1,009
* Brigham Exploration Co.	127,435	1,008
*^ Syntroleum Corp.	160,280	973
*^ Matrix Service Co.	83,411	954
* Allis-Chalmers Energy Inc.	67,800	921
Alon USA Energy, Inc.	28,600	900
* Westmoreland Coal Co.	37,806	897
Gulf Island Fabrication, Inc.	43,503	872
* Dawson Geophysical	27,848	857
Maritrans Inc.	34,331	855
* Clayton Williams Energy, Inc.	24,636	851
*^ SulphCo, Inc.	118,400	848
MarkWest Hydrocarbon, Inc.	33,707	834
* Union Drilling, Inc.	53,567	796
* Credo Pete Corp.	40,767	786
*^ VeraSun Energy Corp.	29,900	785
* The Meridian Resource Corp.	220,074	770
* Aventine Renewable Energy Holdings, Inc.	19,200	747
* Superior Well Services, Inc.	29,028	723
*^ Quest Resource Corp.	51,800	702
* Double Eagle Petroleum Co.	41,357	687
* Aurora Oil&Gas Corp.	166,500	666
* Callon Petroleum Co.	33,673	651
* Mitcham Industries, Inc.	50,174	641
* Bolt Technology Corp.	50,600	611
*^ Endeavor International Corp.	250,901	600
*^ McMoRan Exploration Co.	32,363	570
*^ U.S. Energy Corp.	125,273	549
* Royale Energy, Inc.	103,834	548
*^ Infinity, Inc.	64,773	450
*^ Harken Energy Corp.	699,584	448
*^ Tri-Valley Corp.	51,900	428
* Abraxas Petroleum Corp.	94,800	410
* PHI Inc. Non-Voting	12,172	404
* Natural Gas Services Group	20,600	308
*^ American Oil&Gas Inc.	55,500	288
Barnwell Industries, Inc.	10,966	263
* Bronco Drilling Co., Inc.	12,309	257
* Cano Petroleum Inc.	40,100	227
Panhandle Royalty Co.	12,100	227
* Penn Octane Corp.	242,076	153
* Contango Oil&Gas Co.	10,200	144
*^ Hyperdynamics Corp.	35,400	74
* T-3 Energy Services, Inc.	3,600	70
* PHI Inc.	1,564	49
* Tengasco, Inc.	33,990	44
* Dune Energy, Inc.	12,800	39
* Gulfport Energy Corp.	1,400	15
* Green Plains Renewable Energy, Inc.	400	13
CONSOL Energy, Inc.	260	12
* Warrior Energy Service Corp.	200	5

		1,034,274

Financials (23.2%)
The Chicago Mercantile Exchange	138,675	68,110
General Growth Properties Inc. REIT	965,053	43,485
Host Marriott Corp. REIT	1,864,218	40,770
*^ NYSE Group Inc.	507,280	34,739
Avalonbay Communities, Inc. REIT	297,735	32,935
Hudson City Bancorp, Inc.	2,320,823	30,937
Fidelity National Financial, Inc.	699,582	27,249
TD Banknorth, Inc.	912,209	26,865
*^ CBOT Holdings, Inc. Class A	211,649	25,311
W.R. Berkley Corp.	678,047	23,142
Developers Diversified Realty Corp. REIT	438,979	22,906
Everest Re Group, Ltd.	260,140	22,520
Popular, Inc.	1,114,266	21,394
Radian Group, Inc.	330,031	20,389
The Macerich Co. REIT	287,170	20,159
Old Republic International Corp.	921,065	19,683
Leucadia National Corp.	658,992	19,236
Duke Realty Corp. REIT	540,504	18,999
^ SL Green Realty Corp. REIT	173,010	18,939
AMB Property Corp. REIT	352,245	17,806
Mercantile Bankshares Corp.	493,738	17,612
New York Community Bancorp, Inc.	1,051,526	17,361
iStar Financial Inc. REIT	453,661	17,126
Regency Centers Corp. REIT	274,666	17,070
A.G. Edwards&Sons, Inc.	303,743	16,803
Associated Banc-Corp	529,661	16,700
Camden Property Trust REIT	224,632	16,522
First American Corp.	386,980	16,358
Assurant, Inc.	335,934	16,259
The PMI Group Inc.	359,069	16,007
Colonial BancGroup, Inc.	619,002	15,896
^ Liberty Property Trust REIT	357,285	15,792
TD Ameritrade Holding Corp.	1,035,531	15,336
United Dominion Realty Trust REIT	538,522	15,084
Federal Realty Investment Trust REIT	212,807	14,896
Health Care Properties Investors REIT	547,790	14,648
* AmeriCredit Corp.	522,417	14,586
UnionBanCal Corp.	220,045	14,213
Ventas, Inc. REIT	416,443	14,109
* Conseco, Inc.	607,004	14,022
Reckson Associates Realty Corp. REIT	333,283	13,791
* Nasdaq Stock Market Inc.	445,889	13,332
HCC Insurance Holdings, Inc.	445,526	13,116
Brown&Brown, Inc.	446,982	13,061
Protective Life Corp.	279,990	13,053
* IntercontinentalExchange Inc.	221,590	12,839
Eaton Vance Corp.	512,606	12,795
Hospitality Properties Trust REIT	288,470	12,670
^ Thornburg Mortgage, Inc. REIT	448,073	12,488
Weingarten Realty Investors REIT	323,136	12,370
SEI Investments Co.	252,469	12,341
White Mountains Insurance Group Inc.	25,078	12,213
Valley National Bancorp	471,965	12,134
IndyMac Bancorp, Inc.	262,576	12,039
Jefferies Group, Inc.	404,692	11,991
TCF Financial Corp.	448,914	11,874
Shurgard Storage Centers, Inc. Class A REIT	189,430	11,839
Investors Financial Services Corp.	263,462	11,829
Brandywine Realty Trust REIT	363,913	11,707
Commerce Bancshares, Inc.	233,456	11,684
Rayonier Inc. REIT	306,630	11,624
* Markel Corp.	33,314	11,560
Wilmington Trust Corp.	273,273	11,527
Mack-Cali Realty Corp. REIT	249,708	11,467
Pan Pacific Retail Properties, Inc. REIT	163,542	11,345
BRE Properties Inc. Class A REIT	205,599	11,308
Trizec Properties, Inc. REIT	390,203	11,175
StanCorp Financial Group, Inc.	219,495	11,174
Cullen/Frost Bankers, Inc.	191,990	11,001
City National Corp.	166,894	10,863
Raymond James Financial, Inc.	356,821	10,801
Fulton Financial Corp.	668,873	10,648
^ The St. Joe Co.	226,860	10,558
CarrAmerica Realty Corp. REIT	236,512	10,537
Sky Financial Group, Inc.	442,443	10,446
BlackRock, Inc.	74,659	10,390
New Plan Excel Realty Trust REIT	419,078	10,347
Astoria Financial Corp.	339,478	10,337
New Century Financial Corp. REIT	225,739	10,328
Essex Property Trust, Inc. REIT	91,774	10,247
Bank of Hawaii Corp.	203,654	10,101
Webster Financial Corp.	211,499	10,034
Arthur J. Gallagher&Co.	387,280	9,814
Nationwide Financial Services, Inc.	221,027	9,743
HRPT Properties Trust REIT	841,202	9,724
Hanover Insurance Group Inc.	203,447	9,656
Whitney Holdings Corp.	263,117	9,306
Alexandria Real Estate Equities, Inc. REIT	104,447	9,262
Kilroy Realty Corp. REIT	127,657	9,223
East West Bancorp, Inc.	243,196	9,220
Jones Lang Lasalle Inc.	104,631	9,160
AmerUs Group Co.	155,524	9,106
Colonial Properties Trust REIT	183,420	9,061
* Investment Technology Group, Inc.	173,317	8,815
Health Care Inc. REIT	248,723	8,693
BancorpSouth, Inc.	317,559	8,653
Taubman Co. REIT	211,576	8,654
Washington Federal Inc.	349,378	8,102
American Financial Group, Inc.	188,696	8,095
Mercury General Corp.	142,697	8,044
The South Financial Group, Inc.	300,252	7,930
Unitrin, Inc.	181,712	7,921
Highwood Properties, Inc. REIT	216,917	7,848
Realty Income Corp. REIT	357,469	7,829
* CB Richard Ellis Group, Inc.	312,846	7,790
Post Properties, Inc. REIT	171,815	7,790
People's Bank	232,151	7,626
Ohio Casualty Corp.	254,593	7,569
Cathay General Bancorp	206,453	7,511
First Midwest Bancorp, Inc.	199,881	7,412
LaSalle Hotel Properties REIT	159,924	7,404
Greenhill&Co., Inc.	117,128	7,117
* Alleghany Corp.	25,511	7,050
Home Properties, Inc. REIT	126,368	7,015
Waddell&Reed Financial, Inc.	339,707	6,984
Forest City Enterprise Class A	138,694	6,922
Texas Regional Bancshares, Inc.	182,515	6,921
First Industrial Realty Trust REIT	179,375	6,805
* Philadelphia Consolidated Holding Corp.	223,728	6,792
Sunstone Hotel Investors, Inc. REIT	232,126	6,746
Nationwide Health Properties, Inc. REIT	299,550	6,743
FirstMerit Corp.	320,442	6,710
BioMed Realty Trust, Inc. REIT	223,929	6,704
Heritage Property Investment Trust REIT	191,625	6,692
CBL&Associates Properties, Inc. REIT	170,068	6,621
Washington REIT	179,833	6,600
^ Friedman, Billings, Ramsey Group, Inc. REIT	592,189	6,496
* SVB Financial Group	142,372	6,472
The Phoenix Cos., Inc.	452,084	6,365
NewAlliance Bancshares, Inc.	441,752	6,321
Delphi Financial Group, Inc.	172,754	6,281
UCBH Holdings, Inc.	378,704	6,264
First Niagara Financial Group, Inc.	445,610	6,247
Westamerica Bancorporation	126,885	6,214
Selective Insurance Group	110,277	6,161
Healthcare Realty Trust Inc. REIT	191,577	6,102
* GFI Group Inc.	113,002	6,096
Strategic Hotels and Resorts, Inc. REIT	293,779	6,093
Mills Corp. REIT	227,139	6,076
* ProAssurance Corp.	125,024	6,024
Commerce Group, Inc.	203,112	6,000
Pennsylvania REIT	147,037	5,936
Zenith National Insurance Corp.	149,508	5,931
Crescent Real Estate, Inc. REIT	318,704	5,915
Umpqua Holdings Corp.	230,217	5,905
Potlatch Corp. REIT	154,941	5,849
Greater Bay Bancorp	202,633	5,826
Pacific Capital Bancorp	187,208	5,826
International Securities Exchange, Inc.	152,469	5,804
Reinsurance Group of America, Inc.	117,860	5,793
^ The First Marblehead Corp.	100,994	5,751
Downey Financial Corp.	83,854	5,689
Trustmark Corp.	181,620	5,625
^ Park National Corp.	56,738	5,606
* Knight Capital Group, Inc. Class A	364,276	5,548
Corporate Office Properties Trust, Inc. REIT	130,504	5,492
United Bankshares, Inc.	148,928	5,455
Old National Bancorp	271,929	5,430
Hilb, Rogal and Hamilton Co.	145,289	5,415
National Financial Partners Corp.	120,076	5,321
Erie Indemnity Co. Class A	101,090	5,257
* Piper Jaffray Cos., Inc.	83,594	5,117
* Trammell Crow Co.	144,657	5,088
American Financial Realty Trust REIT	519,253	5,026
Hancock Holding Co.	88,856	4,976
MAF Bancorp, Inc.	116,097	4,974
First Citizens BancShares Class A	24,753	4,963
Susquehanna Bancshares, Inc.	207,340	4,955
Provident Financial Services Inc.	275,754	4,950
Wintrust Financial Corp.	97,237	4,945
Fremont General Corp.	262,912	4,880
Chittenden Corp.	188,402	4,870
International Bancshares Corp.	176,595	4,853
Provident Bankshares Corp.	131,956	4,802
Cousins Properties, Inc. REIT	154,717	4,785
Central Pacific Financial Co.	122,109	4,726
First Community Bancorp	79,198	4,679
National Retail Properties REIT	232,284	4,634
Entertainment Properties Trust REIT	106,223	4,573
Lexington Corporate Properties Trust REIT	211,708	4,573
Mid-America Apartment Communities, Inc. REIT	80,821	4,506
LandAmerica Financial Group, Inc.	69,386	4,482
Maguire Properties, Inc. REIT	126,430	4,447
FelCor Lodging Trust, Inc. REIT	202,869	4,410
First Republic Bank	96,166	4,404
U-Store-It Trust REIT	229,101	4,321
Spirit Finance Corp. REIT	383,116	4,314
^ Kearny Financial Corp.	291,335	4,312
Sterling Financial Corp.	140,433	4,285
Citizens Banking Corp.	173,033	4,224
R.L.I. Corp.	86,408	4,163
EastGroup Properties, Inc. REIT	88,875	4,149
Inland Real Estate Corp. REIT	271,618	4,042
UMB Financial Corp.	121,236	4,042
Tanger Factory Outlet Centers, Inc. REIT	124,175	4,020
BOK Financial Corp.	80,706	4,009
Alabama National BanCorporation	58,474	3,985
United Community Banks, Inc.	130,461	3,971
Boston Private Financial Holdings, Inc.	141,401	3,945
BankUnited Financial Corp.	128,527	3,923
Longview Fibre Co. REIT	205,126	3,916
*^ First Federal Financial Corp.	66,671	3,845
Franklin Street Properties Corp. REIT	194,993	3,837
PS Business Parks, Inc. REIT	64,916	3,830
Senior Housing Properties Trust REIT	213,497	3,824
Cash America International Inc.	118,523	3,793
Glacier Bancorp, Inc.	129,256	3,783
* Argonaut Group, Inc.	125,559	3,772
F.N.B. Corp.	238,155	3,756
Republic Bancorp, Inc.	302,214	3,744
National Penn Bancshares Inc.	186,874	3,711
CVB Financial Corp.	233,487	3,656
Glimcher Realty Trust REIT	146,888	3,644
Equity Inns, Inc. REIT	219,028	3,627
Sovran Self Storage, Inc. REIT	71,258	3,619
First Commonwealth Financial Corp.	282,868	3,592
Frontier Financial Corp.	105,118	3,573
Extra Space Storage Inc. REIT	215,586	3,501
DiamondRock Hospitality Co. REIT	236,205	3,498
Sterling Bancshares, Inc.	183,248	3,436
Infinity Property&Casualty Corp.	83,403	3,420
Brookline Bancorp, Inc.	247,291	3,405
Cohen&Steers, Inc.	143,970	3,398
* CNA Financial Corp.	102,960	3,394
Highland Hospitality Corp. REIT	239,652	3,374
Equity Lifestyle Properties, Inc. REIT	76,729	3,363
NBT Bancorp, Inc.	143,854	3,342
* Accredited Home Lenders Holding Co.	69,601	3,328
Prosperity Bancshares, Inc.	101,052	3,324
^ TrustCo Bank NY	300,419	3,311
^ Corus Bankshares Inc.	125,664	3,290
Student Loan Corp.	16,120	3,256
Equity One, Inc. REIT	155,355	3,247
Trustreet Properties, Inc. REIT	241,419	3,184
Digital Realty Trust, Inc. REIT	128,621	3,176
S&T Bancorp, Inc.	94,010	3,124
Commercial Capital Bancorp, Inc.	197,659	3,113
Hanmi Financial Corp.	159,168	3,094
Chemical Financial Corp.	100,734	3,082
Omega Healthcare Investors, Inc. REIT	232,997	3,080
First Charter Corp.	124,875	3,063
Bank Mutual Corp.	250,334	3,059
Financial Federal Corp.	108,795	3,026
First BanCorp Puerto Rico	324,848	3,021
Acadia Realty Trust REIT	127,378	3,012
Innkeepers USA Trust REIT	173,114	2,991
Capitol Federal Financial	86,620	2,970
* CompuCredit Corp.	77,134	2,965
*^ LaBranche&Co. Inc.	243,693	2,951
W Holding Co., Inc.	441,062	2,933
Horace Mann Educators Corp.	172,934	2,931
Amcore Financial, Inc.	99,828	2,926
PrivateBancorp, Inc.	70,614	2,924
* Nelnet, Inc.	71,912	2,916
* Investors Bancorp, Inc.	215,142	2,915
* Portfolio Recovery Associates, Inc.	63,764	2,914
*^ Centennial Bank Holdings Inc.	281,704	2,913
Harbor Florida Bancshares, Inc.	78,328	2,909
Nuveen Investments, Inc. Class A	66,789	2,875
Fidelity Bankshares, Inc.	89,982	2,863
Transatlantic Holdings, Inc.	50,290	2,811
Glenborough Realty Trust, Inc. REIT	129,266	2,784
Westbanco Inc.	89,236	2,765
MB Financial, Inc.	77,180	2,729
BankAtlantic Bancorp, Inc. Class A	182,666	2,711
First Financial Bankshares, Inc.	74,136	2,709
Safety Insurance Group, Inc.	56,968	2,709
Stewart Information Services Corp.	73,032	2,652
City Holding Co.	72,614	2,624
* World Acceptance Corp.	73,884	2,624
* Texas Capital Bancshares, Inc.	111,260	2,592
Alfa Corp.	154,580	2,560
* Alexander's, Inc. REIT	9,370	2,546
National Health Investors REIT	94,331	2,537
Advanta Corp. Class A	77,355	2,536
* USI Holdings Corp.	186,691	2,504
^ Fidelity National Title Group, Inc. Class A	125,461	2,468
PFF Bancorp, Inc.	74,275	2,463
Community Banks, Inc.	94,560	2,459
Provident New York Bancorp, Inc.	186,024	2,459
Northwest Bancorp, Inc.	92,408	2,449
Community Bank System, Inc.	118,337	2,387
Parkway Properties Inc. REIT	51,894	2,361
Columbia Banking System, Inc.	63,082	2,358
Community Trust Bancorp Inc.	67,431	2,355
* Ocwen Financial Corp.	182,546	2,320
Cascade Bancorp	81,225	2,316
Global Signal, Inc. REIT	48,911	2,266
Mid-State Bancshares	80,823	2,263
Sun Communities, Inc. REIT	68,719	2,235
Harleysville National Corp.	105,333	2,234
Sterling Financial Corp. (PA)	101,258	2,218
Doral Financial Corp.	344,026	2,205
BankFinancial Corp.	125,919	2,178
* Triad Guaranty, Inc.	44,495	2,175
* Franklin Bank Corp.	107,377	2,168
First Financial Bancorp	145,272	2,166
Flagstar Bancorp, Inc.	133,743	2,135
Ramco-Gershenson Properties Trust REIT	78,872	2,124
TierOne Corp.	62,815	2,121
State Auto Financial Corp.	64,237	2,090
Capitol Bancorp Ltd.	53,546	2,086
Independent Bank Corp. (MI)	79,164	2,082
^ State National Bancshares, Inc.	54,509	2,077
* Pinnacle Financial Partners, Inc.	68,122	2,073
* EZCORP, Inc.	54,759	2,064
Getty Realty Holding Corp. REIT	72,520	2,062
National Western Life Insurance Co. Class A	8,591	2,059
Saul Centers, Inc. REIT	50,348	2,053
IBERIABANK Corp.	35,181	2,024
Independent Bank Corp. (MA)	62,295	2,023
Simmons First National Corp.	69,496	2,016
GMH Communities Trust REIT	152,615	2,011
Harleysville Group, Inc.	63,305	2,008
KNBT Bancorp Inc.	121,559	2,008
Banner Corp.	51,330	1,978
FBL Financial Group, Inc. Class A	60,761	1,969
Anchor Bancorp Wisconsin Inc.	64,917	1,959
First Potomac REIT	65,670	1,956
Sandy Spring Bancorp, Inc.	54,217	1,955
First Source Corp.	57,431	1,943
Bank of the Ozarks, Inc.	57,918	1,929
United Fire&Casualty Co.	63,862	1,924
Nara Bancorp, Inc.	101,214	1,898
* First Cash Financial Services, Inc.	95,678	1,890
Macatawa Bank Corp.	79,702	1,864
Presidential Life Corp.	75,535	1,857
Medical Properties Trust Inc. REIT	167,597	1,850
* First Regional Bancorp	21,010	1,849
Education Realty Trust, Inc. REIT	110,516	1,840
Advance America Cash Advance Centers Inc.	104,715	1,837
* American Physicians Capital, Inc.	34,823	1,831
* Navigators Group, Inc.	41,604	1,823
First Merchants Corp.	74,756	1,817
^ Odyssey Re Holdings Corp.	68,841	1,814
LTC Properties, Inc. REIT	78,998	1,766
Dime Community Bancshares	129,846	1,762
Seacoast Banking Corp. of Florida	65,526	1,745
*^ Virginia Commerce Bancorp, Inc.	72,985	1,744
Kite Realty Group Trust REIT	111,422	1,737
First Indiana Corp.	66,255	1,725
ASTA Funding, Inc.	45,464	1,703
Tower Group, Inc.	55,755	1,687
BancFirst Corp.	37,628	1,684
WSFS Financial Corp.	27,309	1,678
* FPIC Insurance Group, Inc.	42,972	1,665
United Community Financial Corp.	138,202	1,658
Integra Bank Corp.	75,885	1,650
Suffolk Bancorp	50,196	1,644
National Interstate Corp.	59,950	1,626
Sterling Bancorp	82,884	1,616
ITLA Capital Corp.	30,579	1,608
West Coast Bancorp	54,491	1,606
21st Century Insurance Group	111,360	1,604
Old Second Bancorp, Inc.	51,626	1,600
optionsXpress Holdings Inc.	68,374	1,594
Irwin Financial Corp.	81,998	1,590
U.S.B. Holding Co., Inc.	70,425	1,585
Renasant Corp.	39,224	1,583
First Financial Corp. (IN)	52,641	1,580
SWS Group, Inc.	65,244	1,574
First Financial Holdings, Inc.	49,040	1,569
Universal Health Realty Income REIT	49,557	1,554
American Campus Communities, Inc. REIT	62,400	1,551
* Western Alliance Bancorp	44,400	1,544
Placer Sierra Bancshares	66,493	1,542
Great Southern Bancorp, Inc.	50,375	1,538
Cardinal Financial Corp.	129,170	1,501
*^ Tejon Ranch Co.	36,447	1,500
* Dollar Financial Corp.	83,251	1,499
Washington Trust Bancorp, Inc.	53,960	1,496
* Aether Holdings, Inc.	268,505	1,477
Investors Real Estate Trust REIT	163,210	1,474
AmericanWest Bancorporation	64,872	1,469
Sound Federal Bancorp Inc.	70,516	1,466
* CNA Surety Corp.	84,490	1,460
Heritage Commerce Corp.	58,769	1,457
S.Y. Bancorp, Inc.	52,964	1,455
Texas United Bancshares	51,407	1,447
Midland Co.	37,974	1,442
Ameris Bancorp	62,169	1,439
*^ BFC Financial Corp.	207,757	1,438
Partners Trust Financial Group, Inc.	125,845	1,436
Clifton Savings Bancorp, Inc.	132,385	1,434
Flushing Financial Corp.	79,114	1,421
TriCo Bancshares	51,869	1,420
* The Bancorp Inc.	56,632	1,416
* Signature Bank	43,525	1,409
* Tradestation Group Inc.	110,865	1,405
Omega Financial Corp.	44,705	1,400
Wilshire Bancorp Inc.	77,453	1,396
Center Financial Corp.	59,024	1,395
Midwest Banc Holdings, Inc.	62,504	1,391
Yardville National Bancorp	38,627	1,380
Correctional Properties Trust REIT	55,585	1,376
*^ Affordable Residential Communities REIT	127,779	1,374
Arrow Financial Corp.	48,776	1,338
Cedar Shopping Centers, Inc. REIT	89,904	1,323
* PICO Holdings, Inc.	41,022	1,323
*^ Northern Empire Bancshares	55,021	1,321
* Universal American Financial Corp.	99,326	1,306
Capital Corp. of the West	40,675	1,302
First Place Financial Corp.	56,338	1,296
^ Capital City Bank Group, Inc.	42,887	1,295
Associated Estates Realty Corp. REIT	102,854	1,275
American Equity Investment Life Holding Co.	119,158	1,270
Interchange Financial Services Corp.	56,244	1,265
* Community Bancorp	40,487	1,258
* Stifel Financial Corp.	35,217	1,244
First State Bancorporation	51,586	1,227
Berkshire Hills Bancorp, Inc.	34,510	1,224
Gamco Investors Inc. Class A	33,052	1,215
*^ First Acceptance Corp.	102,666	1,209
Flag Financial Corp.	62,081	1,207
* SCPIE Holdings Inc.	51,774	1,204
Farmers Capital Bank Corp.	36,726	1,203
Horizon Financial Corp.	43,617	1,196
Capital Lease Funding, Inc. REIT	104,317	1,190
^ GB&T Bancshares, Inc.	54,706	1,190
* Pacific Mercantile Bancorp	68,051	1,183
^ PremierWest Bancorp	81,944	1,182
^ Sizeler Property Investors, Inc. REIT	73,559	1,181
* United PanAm Financial Corp.	38,865	1,182
Summit Bancshares, Inc.	55,652	1,180
* Sun Bancorp, Inc. (NJ)	72,202	1,173
Union Bankshares Corp.	27,154	1,171
* Pennsylvania Commerce Bancorp, Inc.	36,352	1,163
Donegal Group Inc.	63,194	1,158
Preferred Bank, Los Angeles	21,518	1,154
* Superior Bancorp	104,844	1,153
* Asset Acceptance Capital Corp.	57,981	1,148
Ashford Hospitality Trust REIT	90,289	1,139
First Busey Corp.	55,609	1,138
^ West Bancorporation	60,700	1,133
Baldwin&Lyons, Inc. Class B	44,344	1,131
FNB Corp. (NC)	62,151	1,131
* Ace Cash Express, Inc.	38,337	1,122
Oriental Financial Group Inc.	87,739	1,120
Financial Institutions, Inc.	53,377	1,113
* PMA Capital Corp. Class A	108,036	1,113
Virginia Financial Group, Inc.	26,285	1,110
Vineyard National Bancorp Co.	41,236	1,109
First Bancorp (NC)	52,631	1,105
Charter Financial Corp.	27,981	1,104
Bank of Granite Corp.	52,936	1,103
OceanFirst Financial Corp.	49,652	1,103
Bristol West Holdings, Inc.	68,768	1,100
MBT Financial Corp.	68,140	1,090
NetBank, Inc.	164,119	1,088
FirstBank Corp.	41,362	1,086
Great American Financial Resources, Inc.	51,669	1,081
Winston Hotels, Inc. REIT	87,205	1,068
Mercantile Bank Corp.	26,366	1,051
^ Heartland Financial USA, Inc.	39,198	1,045
* Marlin Business Services Inc.	46,117	1,040
* Seabright Insurance Holdings, Inc.	64,331	1,036
Mainsource Financial Group, Inc.	59,270	1,033
BancTrust Financial Group, Inc.	43,903	1,030
Peoples Bancorp, Inc.	34,108	1,018
First Community Bancshares, Inc.	30,715	1,013
Tompkins Trustco, Inc.	23,569	1,014
Southwest Bancorp, Inc.	39,473	1,007
^ Citizens&Northern Corp.	42,598	1,006
* EuroBancshares, Inc.	103,942	1,005
Willow Grove Bancorp, Inc.	63,175	1,005
Santander BanCorp	40,482	997
CityBank Lynnwood (WA)	21,353	996
^ Lakeland Bancorp, Inc.	63,498	995
North Valley Bancorp	57,012	991
CoBiz Inc.	43,815	987
Direct General Corp.	58,143	984
*^ Wauwatosa Holdings, Inc.	57,534	982
^ United Security Bancshares, Inc.	32,988	976
*^ MarketAxess Holdings, Inc.	88,140	970
* Rewards Network Inc.	118,107	965
* Meadowbrook Insurance Group, Inc.	115,664	962
Lakeland Financial Corp.	39,432	958
First Oak Brook Bancshares, Inc.	25,809	955
R&G Financial Corp. Class B	109,786	943
Newmil Bancorp, Inc.	23,238	933
Greene County Bancshares	30,095	932
Affirmative Insurance Holdings, Inc.	59,428	930
Pennfed Financial Services, Inc.	49,867	930
* Thomas Weisel Partners Group, Inc.	48,878	929
Sanders Morris Harris Group Inc.	61,340	927
Security Bank Corp.	41,363	921
LSB Bancshares, Inc.	53,061	917
* Capital Crossing Bank	37,235	916
German American Bancorp	70,660	916
BWC Financial Corp.	20,429	907
FNB Financial Services Corp.	59,842	907
NYMAGIC, Inc.	31,239	907
* Republic First Bancorp, Inc.	66,342	906
ProCentury Corp.	65,329	896
Capital Title Group, Inc.	120,442	888
Republic Bancorp, Inc. Class A	43,116	888
MetroCorp Bancshares, Inc.	30,179	884
* Ceres Group, Inc.	140,630	875
Abington Community Bankcorp, Inc.	58,085	870
First United Corp.	42,109	870
Clark, Inc.	65,857	869
SCBT Financial Corp.	24,297	866
Taylor Capital Group, Inc.	21,167	864
* United Capital Corp.	32,588	864
Community Bancorp Inc.	20,084	850
^ Univest Corp. of Pennsylvania	30,484	842
Heritage Financial Corp.	31,878	840
Monmouth Real Estate Investment Corp. REIT	104,202	840
CFS Bancorp, Inc.	56,408	837
Crawford&Co. Class B	116,633	837
^ Commercial Bankshares, Inc.	22,386	828
Capital Bank Corp.	50,868	827
* Matrix Bancorp, Inc.	35,277	825
Government Properties Trust, Inc. REIT	85,589	812
^ Colony Bankcorp, Inc.	35,927	803
HMN Financial, Inc.	22,998	800
*^ Citizens, Inc.	159,132	797
*^ Ameriserv Financial Inc.	162,118	796
American Land Lease, Inc. REIT	32,411	794
Peoples Bancorp of North Carolina	30,229	792
Wainwright Bank&Trust Co.	72,622	792
Timberland Bancorp, Inc.	25,239	788
^ Center Bancorp, Inc.	53,756	778
* Boykin Lodging Co. REIT	71,351	777
Kansas City Life Insurance Co.	18,429	777
Urstadt Biddle Properties Class A REIT	47,407	772
FNB Corp. (VA)	20,697	766
Supertel Hospitality, Inc. REIT	117,583	764
^ Enterprise Financial Services Corp.	29,882	760
Cooperative Bankshares, Inc.	29,883	755
Calamos Asset Management, Inc.	25,954	752
Thomas Properties Group, Inc.	63,910	752
^ First South Bancorp, Inc.	21,900	750
Shore Bancshares, Inc.	27,628	750
* Dearborn Bancorp, Inc.	33,244	738
American National Bankshares Inc.	31,172	721
Bancorp Rhode Island Inc.	18,003	718
Windrose Medical Properties Trust REIT	49,000	715
BNP Residential Properties, Inc. REIT	41,347	705
Exchange National Bancshares, Inc.	23,810	705
*^ QC Holdings Inc.	51,569	697
First M&F Corp.	34,662	685
First Security Group Inc.	58,881	683
Agree Realty Corp. REIT	20,021	680
*^ Encore Capital Group, Inc.	55,451	680
Columbia Equity Trust Inc. REIT	44,200	679
First of Long Island Corp.	16,293	679
* U.S. Global Investors, Inc. Class A	32,050	678
* The Enstar Group, Inc.	7,282	671
Consolidated-Tomoka Land Co.	12,078	666
Home Federal Bancorp	23,756	665
First Financial Service Corp.	21,774	664
Merchants Bancshares, Inc.	27,480	664
Independence Holding Co.	28,949	649
Pacific Continental Corp.	39,183	647
Royal Bancshares of Pennsylvania, Inc.	26,592	646
Camco Financial Corp.	46,157	643
*^ ZipRealty, Inc.	75,182	638
State Bancorp, Inc.	36,656	633
BRT Realty Trust REIT	24,555	630
Century Bancorp, Inc. Class A	25,504	625
Rainier Pacific Financial Group Inc.	33,736	625
EMC Insurance Group, Inc.	21,684	624
Mission West Properties Inc. REIT	56,193	623
Provident Financial Holdings, Inc.	20,722	622
K-Fed Bancorp	42,416	615
Urstadt Biddle Properties REIT	38,700	615
^ Summit Financial Group, Inc.	25,548	612
Unity Bancorp, Inc.	39,501	612
Camden National Corp.	15,282	610
Guaranty Federal Bancshares, Inc.	21,655	607
* Credit Acceptance Corp.	22,223	603
Massbank Corp.	18,420	603
Coastal Financial Corp.	46,143	602
Meta Financial Group, Inc.	27,450	597
Beverly Hills Bancorp Inc.	61,144	588
National Bankshares, Inc.	26,128	587
Home Federal Bancorp, Inc.	42,479	580
Westfield Financial, Inc.	20,722	579
Parkvale Financial Corp.	19,752	578
TF Financial Corp.	19,962	576
* Consumer Portfolio Services, Inc.	85,663	575
Eastern Virginia Bankshares, Inc.	25,500	564
TIB Financial Corp.	17,300	554
Atlantic Coast Federal Corp.	36,672	552
* Intervest Bancshares Corp.	13,550	549
* American Independence Corp.	44,133	542
*^ Temecula Valley Bancorp, Inc.	26,551	537
^ Peapack Gladstone Financial Corp.	20,619	534
Southside Bancshares, Inc.	23,753	530
Community Capital Corp.	23,442	509
MutualFirst Financial Inc.	25,145	498
^ Sierra Bancorp	18,994	498
Citizens South Banking Corp.	39,093	496
* KMG America Corp.	54,174	481
Citizens 1st Bancorp, Inc.	17,970	480
Merrill Merchants Bancshares, Inc.	20,699	479
Southern Community Financial Corp.	48,993	475
National Health Realty Inc. REIT	24,901	472
Northrim Bancorp Inc.	18,786	472
One Liberty Properties, Inc. REIT	24,800	471
Eagle Bancorp, Inc.	18,526	469
Peoples Community Bancorp	23,466	466
Centerstate Banks of Florida	22,662	465
Jefferson Bancshares, Inc.	35,485	460
UMH Properties Inc. REIT	30,106	458
* The Washington Savings Bank	53,258	458
Millennium Bankshares Corp.	51,806	454
NASB Financial Inc.	13,444	454
Hersha Hospitality Trust REIT	48,400	450
^ United Security Bancshares (CA)	20,886	447
Gateway Financial Holdings, Inc.	29,332	445
MicroFinancial Inc.	126,520	436
* First Albany Cos. Inc.	96,389	434
*^ HouseValues, Inc.	62,696	434
* AmeriVest Properties, Inc. REIT	94,702	416
Columbia Bancorp (OR)	16,503	414
Fidelity Southern Corp.	23,251	413
Smithtown Bancorp, Inc.	17,038	412
Firstbank Corp.	17,755	410
First Mutual Bancshares, Inc.	15,514	408
Oak Hill Financial, Inc.	15,975	407
PMC Commercial Trust REIT	31,104	396
AmREIT, Inc. REIT	54,600	392
Wilshire Enterprises, Inc.	67,396	391
America First Apartment Investors, Inc. REIT	25,830	384
Advanta Corp. Class B	10,519	378
Brooke Corp.	31,198	374
Pulaski Financial Corp.	22,401	373
Cascade Financial Corp.	24,033	372
First National Lincoln Corp.	21,430	357
Northern States Financial Corp.	18,223	348
Cadence Financial Corp.	15,137	337
Bryn Mawr Bank Corp.	14,976	332
Eagle Hospitality Properties Trust Inc. REIT	34,400	331
* Financial Industries Corp.	37,626	327
* Newtek Business Services, Inc.	195,227	326
Presidential Realty Corp. REIT	46,000	312
* Penn Treaty American Corp.	41,800	308
Yadkin Valley Bank and Trust Co.	21,401	303
Synergy Financial Group, Inc.	20,145	302
1st Independence Financial Group, Inc.	17,903	296
ESB Financial Corp.	25,634	296
* Great Lakes Bancorp, Inc.	16,621	291
^ Ames National Corp.	13,057	286
Westwood Holdings Group, Inc.	15,126	284
Delta Financial Corp.	27,412	270
Bank of Marin (CA)	8,145	269
Gladstone Commercial Corp. REIT	13,863	260
Riverview Bancorp Inc.	9,849	258
First Defiance Financial Corp.	9,344	246
UnionBancorp Inc.	12,032	242
Republic Companies Group, Inc.	13,497	239
Federal Agricultural Mortgage Corp. Class A	12,788	237
Winthrop Realty Trust Inc. REIT	39,183	233
* Diamond Hill Investment Group	4,941	232
* James River Group Inc.	9,224	230
PAB Bankshares, Inc.	12,306	228
* Amerisafe Inc.	18,200	226
Donegal Group Inc.	10,276	199
Pamrapo Bancorp, Inc.	9,983	198
^ BKF Capital Group, Inc.	29,290	183
* FirstCity Financial Corp.	16,663	174
Federal Agricultural Mortgage Corp. Class C	6,205	172
Leesport Financial Corp.	7,229	166
Prudential Bancorp, Inc. of Pennsylvania	12,460	163
Feldman Mall Properties, Inc. REIT	14,609	160
* Ocean Shore Holding Co.	12,699	158
Heritage Financial Group	10,587	142
IBT Bancorp, Inc.	3,500	142
Monarch Community Bancorp, Inc.	10,499	131
Penns Woods Bancorp, Inc.	2,987	115
American Bancorp of New Jersey, Inc.	9,000	107
Mercer Insurance Group, Inc.	5,719	107
Middleburg Financial Corp.	3,497	107
SI Financial Group, Inc.	9,525	105
Washington Banking Co.	4,217	93
* Cash Systems, Inc.	9,240	67
American River Bankshares	2,436	66
* Transcontinental Realty Investors, Inc. REIT	4,903	66
* Ladenburg Thalmann Financial Services, Inc.	59,535	60
* AmCOMP, Inc.	5,100	54
Legacy Bancorp, Inc.	3,497	54
* Malan Realty Investors, Inc. REIT	49,200	46
* Specialty Underwriters' Alliance, Inc.	6,500	43
* Brooklyn Federal Bancorp	2,125	25
* Central Jersy Bancorp	2,728	24
* Bancshares of Florida Inc	1,000	22
* Horizon Group Properties, Inc. REIT	3,415	19
Cogdell Spencer Inc. REIT	600	12
* Southcoast Financial Corp	555	12
Investors Capital Holdings, Ltd.	2,700	10
PAULA Financial	3,100	7
* Bridge Capital Holdings	329	6
Wellsford Real Properties Inc.	700	5
Princeton National Bancorp, Inc.	108	4
* Nicholas Financial Inc.	200	3
* Vesta Insurance Group, Inc.	32,126	3
* Transnational Financial Network	100	-

		2,753,130

Health Care (12.5%)
* Genentech, Inc.	1,770,789	144,851
* Celgene Corp.	1,390,508	65,952
* Varian Medical Systems, Inc.	525,901	24,901
* Sepracor Inc.	435,105	24,862
*^ Amylin Pharmaceuticals, Inc.	494,210	24,399
Omnicare, Inc.	484,810	22,990
* Health Net Inc.	461,534	20,847
* DaVita, Inc.	413,724	20,562
DENTSPLY International Inc.	316,137	19,158
* Intuitive Surgical, Inc.	146,345	17,264
* Henry Schein, Inc.	353,827	16,534
* Vertex Pharmaceuticals, Inc.	440,956	16,188
* Covance, Inc.	254,375	15,573
* Cephalon, Inc.	243,086	14,609
* Lincare Holdings, Inc.	383,469	14,510
* Community Health Systems, Inc.	392,883	14,438
Pharmaceutical Product Development, Inc.	406,106	14,262
* ResMed Inc.	302,078	14,183
Beckman Coulter, Inc.	253,333	14,073
* Invitrogen Corp.	212,884	14,065
* Advanced Medical Optics, Inc.	274,784	13,932
* Triad Hospitals, Inc.	350,590	13,876
Dade Behring Holdings Inc.	310,837	12,943
* Millennium Pharmaceuticals, Inc.	1,259,282	12,555
* Emdeon Corp.	1,004,312	12,464
Hillenbrand Industries, Inc.	246,070	11,934
* Cytyc Corp.	457,981	11,614
* Gen-Probe Inc.	206,674	11,156
Universal Health Services Class B	216,945	10,904
* Edwards Lifesciences Corp.	237,803	10,803
* Charles River Laboratories, Inc.	288,922	10,632
* VCA Antech, Inc.	332,683	10,623
* ImClone Systems, Inc.	272,432	10,527
* Respironics, Inc.	291,123	9,962
* IDEXX Laboratories Corp.	126,501	9,504
* Cerner Corp.	251,612	9,337
* Hologic, Inc.	182,575	9,012
* Sierra Health Services, Inc.	199,807	8,997
*^ WebMD Health Corp. Class A	186,754	8,834
* Pediatrix Medical Group, Inc.	194,322	8,803
* PDL BioPharma Inc.	458,139	8,434
* Techne Corp.	157,967	8,044
Cooper Cos., Inc.	180,181	7,980
* WellCare Health Plans Inc.	161,948	7,944
* OSI Pharmaceuticals, Inc.	229,963	7,580
* LifePoint Hospitals, Inc.	230,351	7,401
* Healthways, Inc.	138,372	7,284
* Affymetrix, Inc.	270,516	6,925
* Andrx Group	295,979	6,864
* MGI Pharma, Inc.	313,069	6,731
* Endo Pharmaceuticals Holdings, Inc.	202,600	6,682
Mentor Corp.	153,615	6,682
*^ Nektar Therapeutics	358,815	6,581
* AMERIGROUP Corp.	207,091	6,428
Valeant Pharmaceuticals International	371,857	6,292
STERIS Corp.	263,915	6,033
* Alkermes, Inc.	317,329	6,004
Chemed Corp.	104,883	5,719
* Human Genome Sciences, Inc.	526,463	5,633
* Ventana Medical Systems, Inc.	116,976	5,519
Diagnostic Products Corp.	94,864	5,518
* Cubist Pharmaceuticals, Inc.	217,881	5,486
* Theravance, Inc.	238,625	5,460
Perrigo Co.	335,703	5,405
* United Surgical Partners International, Inc.	178,131	5,356
Medicis Pharmaceutical Corp.	218,378	5,241
* Immucor Inc.	271,662	5,224
* Varian, Inc.	125,068	5,192
* Magellan Health Services, Inc.	112,741	5,108
* Haemonetics Corp.	107,962	5,021
* BioMarin Pharmaceutical Inc.	342,481	4,921
* ICOS Corp.	222,295	4,888
* Bio-Rad Laboratories, Inc. Class A	74,985	4,870
* Kinetic Concepts, Inc.	109,164	4,820
* United Therapeutics Corp.	83,060	4,798
* PSS World Medical, Inc.	267,653	4,724
* Sunrise Senior Living, Inc.	169,483	4,686
* American Medical Systems Holdings, Inc.	280,213	4,666
Owens&Minor, Inc. Holding Co.	160,748	4,597
* Alexion Pharmaceuticals, Inc.	126,534	4,570
* Dionex Corp.	80,988	4,427
* Medarex, Inc.	460,426	4,425
* ArthroCare Corp.	104,943	4,409
LCA-Vision Inc.	83,322	4,409
* Serologicals Corp.	139,118	4,374
*^ MannKind Corp.	201,753	4,299
* Intermagnetics General Corp.	155,707	4,201
* Psychiatric Solutions, Inc.	146,467	4,198
*^ New River Pharmaceuticals Inc.	146,662	4,180
* LifeCell Corp.	133,903	4,140
Alpharma, Inc. Class A	171,069	4,112
* American Retirement Corp.	124,763	4,088
* Centene Corp.	172,740	4,065
* Adolor Corp.	159,802	3,997
* Myriad Genetics, Inc.	158,196	3,994
* The Medicines Co.	201,152	3,933
West Pharmaceutical Services, Inc.	103,570	3,758
*^ Martek Biosciences Corp.	128,812	3,729
* Genesis Healthcare Corp.	78,544	3,721
* Kyphon Inc.	93,877	3,601
* Illumina, Inc.	119,656	3,549
* Kindred Healthcare, Inc.	136,270	3,543
* Nuvelo, Inc.	208,051	3,464
*^ Telik, Inc.	209,880	3,463
* DJ Orthopedics Inc.	91,324	3,363
* inVentiv Health, Inc.	116,831	3,362
* Per-Se Technologies, Inc.	133,000	3,349
PolyMedica Corp.	92,689	3,333
* Viasys Healthcare Inc.	129,630	3,319
* Apria Healthcare Group Inc.	170,417	3,221
* Molina Healthcare Inc.	84,241	3,205
* Biosite Inc.	69,982	3,195
Invacare Corp.	128,087	3,187
* K-V Pharmaceutical Co. Class A	168,597	3,146
* PAREXEL International Corp.	108,764	3,138
* Allscripts Healthcare Solutions, Inc.	175,423	3,079
* Conor Medsystems, Inc.	110,335	3,044
* Eclipsys Corp.	163,885	2,976
* Exelixis, Inc.	295,897	2,974
* Myogen, Inc.	100,318	2,909
* CONMED Corp.	134,965	2,794
* Onyx Pharmaceuticals, Inc.	165,233	2,781
* Integra LifeSciences Holdings	71,002	2,756
*^ Foxhollow Technologies Inc.	100,386	2,743
* Inverness Medical Innovations, Inc.	96,556	2,726
* AmSurg Corp.	119,409	2,717
* HealthExtras, Inc.	89,325	2,699
* Thoratec Corp.	190,754	2,646
* Sciele Pharma, Inc.	113,628	2,635
Arrow International, Inc.	79,534	2,614
Analogic Corp.	56,069	2,613
* Par Pharmaceutical Cos. Inc.	140,923	2,601
* Laserscope	83,679	2,578
* Digene Corp.	66,173	2,564
* Odyssey Healthcare, Inc.	145,071	2,549
* SonoSite, Inc.	65,271	2,548
* CV Therapeutics, Inc.	180,758	2,525
* Radiation Therapy Services, Inc.	89,267	2,402
* ViroPharma Inc.	275,951	2,379
* Keryx Biopharmaceuticals, Inc.	162,068	2,301
* Abraxis Bioscience, Inc.	95,992	2,288
* Kos Pharmaceuticals, Inc.	60,489	2,276
* The TriZetto Group, Inc.	152,848	2,261
* Salix Pharmaceuticals, Ltd.	182,204	2,241
* Regeneron Pharmaceuticals, Inc.	174,488	2,237
* ICU Medical, Inc.	52,842	2,232
* Amedisys Inc.	58,527	2,218
* Luminex Corp.	126,414	2,198
* Symmetry Medical Inc.	139,984	2,156
* Noven Pharmaceuticals, Inc.	119,876	2,146
*^ SurModics, Inc.	58,119	2,099
*^ AtheroGenics, Inc.	159,978	2,088
* Wright Medical Group, Inc.	99,529	2,083
*^ Idenix Pharmaceuticals Inc.	219,113	2,060
* Greatbatch, Inc.	85,173	2,010
*^ InterMune Inc.	122,149	2,009
* Kendle International Inc.	54,554	2,004
* Palomar Medical Technologies, Inc.	42,368	1,933
Cambrex Corp.	91,428	1,904
*^ Geron Corp.	274,930	1,897
* Nuvasive, Inc.	103,458	1,886
Meridian Bioscience Inc.	74,506	1,859
* OraSure Technologies, Inc.	193,998	1,847
* IntraLase Corp.	109,212	1,828
* Neurometrix Inc.	58,997	1,797
* Zymogenetics, Inc.	93,395	1,772
* PRA International	79,523	1,771
* Matria Healthcare, Inc.	82,308	1,763
* Cyberonics, Inc.	80,851	1,724
* Molecular Devices Corp.	56,089	1,714
* Adams Respiratory Therapeutics, Inc.	38,066	1,699
* Pharmion Corp.	99,365	1,692
* Abaxis, Inc.	75,469	1,688
^ Brookdale Senior Living Inc.	37,500	1,678
* Penwest Pharmaceuticals Co.	76,643	1,673
* Cepheid, Inc.	171,531	1,666
* Merit Medical Systems, Inc.	118,932	1,637
* Phase Forward Inc.	139,797	1,610
* Connetics Corp.	136,458	1,605
* Merge Technologies, Inc.	130,272	1,604
*^ Neurocrine Biosciences, Inc.	150,578	1,596
* Senomyx, Inc.	110,198	1,590
* Tanox, Inc.	114,907	1,589
* Align Technology, Inc.	214,721	1,587
* Momenta Pharmaceuticals, Inc.	122,177	1,553
Vital Signs, Inc.	31,188	1,545
* eResearch Technology, Inc.	168,092	1,530
* Dendrite International, Inc.	165,001	1,525
* Cross Country Healthcare, Inc.	83,543	1,520
* Encysive Pharmaceuticals, Inc.	218,237	1,512
Datascope Corp.	48,649	1,500
* Symbion, Inc.	71,437	1,483
*^ Alnylam Pharmaceuticals Inc.	97,793	1,475
* Gentiva Health Services, Inc.	91,466	1,466
* Enzo Biochem, Inc.	96,778	1,459
* AMN Healthcare Services, Inc.	71,357	1,449
* Spectranetics Corp.	133,932	1,436
*^ Peregrine Pharmaceuticals, Inc.	901,516	1,433
* Conceptus, Inc.	104,948	1,431
* Vital Images, Inc.	57,610	1,423
* BioCryst Pharmaceuticals, Inc.	96,272	1,380
* Bruker BioSciences Corp.	257,497	1,380
* Res-Care, Inc.	67,624	1,352
*^ ev3 Inc.	91,207	1,351
* Omnicell, Inc.	97,211	1,343
* Nabi Biopharmaceuticals	233,884	1,342
* Isis Pharmaceuticals, Inc.	219,295	1,327
Incyte Corp.	286,197	1,317
* Kensey Nash Corp.	44,269	1,306
Landauer, Inc.	27,141	1,300
* Progenics Pharmaceuticals, Inc.	53,398	1,285
* RehabCare Group, Inc.	73,301	1,274
* Arena Pharmaceuticals, Inc.	109,159	1,264
CNS, Inc.	51,460	1,261
* Enzon Pharmaceuticals, Inc.	166,890	1,258
* Dendreon Corp.	259,783	1,257
* Diversa Corp.	130,076	1,257
*^ Genta Inc.	766,104	1,256
* Advanced Magnetics, Inc.	41,121	1,243
* Candela Corp.	78,168	1,240
* Savient Pharmaceuticals Inc.	236,273	1,240
* Sun Healthcare Group Inc.	140,525	1,221
*^ Cell Genesys, Inc.	240,991	1,210
* Indevus Pharmaceuticals, Inc.	220,111	1,204
* Lexicon Genetics Inc.	273,776	1,202
* Rigel Pharmaceuticals, Inc.	122,713	1,194
* Albany Molecular Research, Inc.	111,656	1,192
* Five Star Quality Care, Inc.	107,594	1,191
* Emageon Inc.	80,210	1,170
*^ SFBC International, Inc.	76,730	1,163
* Stereotaxis Inc.	106,179	1,146
* Quidel Corp.	119,352	1,134
* Nastech Pharmaceutical Co., Inc.	71,394	1,128
* ThermoGenesis Corp.	273,243	1,126
* Novavax, Inc.	222,226	1,120
* STAAR Surgical Co.	144,410	1,118
* Medical Action Industries Inc.	50,576	1,117
* US Physical Therapy, Inc.	75,892	1,111
* ABIOMED, Inc.	84,766	1,099
* Angiodynamics Inc.	40,302	1,090
*^ Emisphere Technologies, Inc.	127,639	1,089
* Accelrys Inc.	151,270	1,079
* Pain Therapeutics, Inc.	128,662	1,074
* Dexcom Inc.	78,222	1,062
Computer Programs and Systems, Inc.	26,491	1,059
* Cholestech Corp.	81,775	1,039
* SuperGen, Inc.	284,293	1,032
* Panacos Pharmaceuticals Inc.	186,053	1,027
*^ CuraGen Corp.	293,191	1,026
* MWI Veterinary Supply Inc.	27,924	1,017
* ArQule, Inc.	179,381	1,012
*^ Insmed Inc.	619,379	991
* Zoll Medical Corp.	30,200	989
* Trimeris, Inc.	85,181	979
* Durect Corp.	247,402	957
* IRIS International, Inc.	72,350	952
* Somanetics Corp.	49,542	946
* HealthTronics Surgical Services, Inc.	123,347	944
* Aspect Medical Systems, Inc.	53,993	942
* Vivus, Inc.	244,799	942
*^ Aastrom Biosciences, Inc.	705,508	938
* ARIAD Pharmaceuticals, Inc.	206,158	930
National Healthcare Corp.	20,484	913
* Cerus Corp.	127,647	910
* Monogram Biosciences, Inc.	458,700	908
* CorVel Corp.	36,222	906
* Columbia Laboratories Inc.	258,516	905
* Maxygen Inc.	119,522	894
* TriPath Imaging, Inc.	133,964	887
*^ Pozen Inc.	125,677	885
*^ XOMA Ltd.	518,016	881
* Collagenex Pharmaceuticals, Inc.	73,452	880
* BioScrip Inc.	162,840	874
* I-Flow Corp.	80,178	868
* Encore Medical Corp.	178,232	857
* Rural/Metro Corp.	120,762	845
*^ Paincare Holdings Inc.	410,738	842
* Allos Therapeutics Inc.	238,082	833
*^ Solexa, Inc.	98,000	833
*^ Immunomedics Inc.	314,309	830
* Healthspring, Inc.	44,200	829
* Air Methods Corp.	31,592	827
* SONUS Pharmaceuticals, Inc.	159,838	796
Option Care, Inc.	66,190	793
*^ Northfield Laboratories, Inc.	79,987	791
* Sirna Therapeutics, Inc.	137,988	787
* Amicas, Inc.	243,023	785
*^ NitroMed, Inc.	160,658	776
* Advancis Pharmaceutical Corp.	260,934	775
* Cotherix, Inc.	88,670	763
* Anika Resh Inc.	77,771	753
Young Innovations, Inc.	21,351	752
* GTx, Inc.	82,158	748
* Cytokinetics, Inc.	118,063	743
* Rita Medical Systems, Inc.	214,474	742
* LHC Group Inc.	37,222	741
*^ Hythiam Inc.	105,485	735
*^ Enpath Medical, Inc.	64,347	732
*^ Repros Therapeutics, Inc.	89,928	732
* Iridex Corp.	74,067	725
* Matrixx Initiatives, Inc.	46,582	725
*^ Sangamo BioSciences, Inc.	122,723	724
* PDI, Inc.	50,263	723
* Cantel Medical Corp.	50,650	721
*^ Avanir Pharmaceuticals Class A	104,587	715
* MedCath Corp.	37,957	715
* Providence Service Corp.	26,150	712
* America Service Group Inc.	45,689	709
* Cardiac Science Corp.	89,674	708
* DepoMed, Inc.	120,286	706
* NPS Pharmaceuticals Inc.	144,601	706
* Osteotech, Inc.	173,890	703
* Avigen, Inc.	135,157	700
* Orthovita, Inc.	164,488	694
* Dyax Corp.	234,184	689
*^ Cell Therapeutics, Inc.	477,147	687
* Natus Medical Inc.	69,478	687
* Inspire Pharmaceuticals, Inc.	145,266	675
* Curis, Inc.	499,209	674
* AP Pharma Inc.	382,501	669
*^ GTC Biotherapeutics, Inc.	435,018	661
* Pharmacopeia Drug Discovery Inc.	164,732	659
*^ Caliper Life Sciences, Inc.	131,743	657
* Medtox Scientific, Inc.	70,454	655
* Covalent Group, Inc.	215,691	654
Psychemedics Corp.	37,103	652
* Neogen Corp.	34,060	651
* Hi-Tech Pharmacal Co., Inc.	39,237	650
*^ AVI BioPharma, Inc.	172,361	646
* Renovis, Inc.	41,937	642
* Repligen Corp.	219,476	641
* Horizon Health Corp.	30,554	638
* Alliance Imaging, Inc.	99,471	637
* Endologix, Inc.	179,574	636
* Bioenvision, Inc.	118,415	631
* Regeneration Technologies, Inc.	98,617	631
*^ Vion Pharmaceuticals, Inc.	438,865	628
*^ StemCells, Inc.	305,838	627
* American Dental Partners, Inc.	40,939	625
* Array BioPharma Inc.	72,516	624
* Emeritus Corp.	33,287	624
* Bentley Pharmaceuticals, Inc.	56,690	621
* Cutera, Inc.	31,181	615
* Hanger Orthopedic Group, Inc.	73,202	612
*^ SIGA Technologies, Inc.	436,309	611
* Bioanalytical Systems, Inc.	83,496	610
* BioSphere Medical Inc.	95,410	606
* Adeza Biomedical Corp.	42,606	597
* Akorn, Inc.	149,800	596
*^ BioLase Technology, Inc.	70,932	596
* Dialysis Corporation of America	53,640	596
* Acadia Pharmaceuticals Inc.	70,554	595
* Bioveris Corp.	73,821	594
* Allion Healthcare Inc.	67,687	588
* Seattle Genetics, Inc.	127,727	588
* Harvard Bioscience, Inc.	130,540	581
*^ Bradley Pharmaceuticals, Inc.	56,748	579
*^ Inhibitex Inc.	326,688	578
* ImmunoGen, Inc.	183,914	576
*^ AVANT Immunotherapeutics, Inc.	352,584	568
* SRI/Surgical Express, Inc.	90,661	567
* Urologix, Inc.	180,372	566
* PhotoMedex, Inc.	358,472	563
* Bio-Reference Laboratories, Inc.	25,682	559
* E-Z-EM, Inc.	41,068	559
*^ Discovery Laboratories, Inc.	264,894	554
* National Medical Health Card Systems, Inc.	39,989	552
*^ Alfacell Corp.	189,887	541
*^ EntreMed, Inc.	327,854	541
* CardioDynamics International Corp.	428,824	540
* VistaCare, Inc.	44,453	538
* Cypress Bioscience, Inc.	87,445	537
*^ ADVENTRX Pharmaceuticals, Inc.	168,899	535
* Heska Corp.	507,882	533
*^ Corcept Therapeutics Inc.	130,921	530
*^ Cortex Pharmaceuticals, Inc.	175,907	528
* Oxigene, Inc.	134,076	526
* Embrex, Inc.	51,830	523
* SciClone Pharmaceuticals, Inc.	228,092	522
* Auxilium Pharmaceuticals, Inc.	66,308	516
*^ Threshold Pharmaceuticals, Inc.	147,089	515
* ViaCell, Inc.	111,999	510
* Xenoport Inc.	28,177	510
* Metabasis Therapeutics, Inc.	66,620	508
* Lifecore Biomedical Inc.	32,187	505
* NeoPharm, Inc.	92,835	495
Hooper Holmes, Inc.	161,677	493
*^ Hemispherx Biopharma, Inc.	193,792	492
* Possis Medical Inc.	55,849	492
* Neurogen Corp.	94,840	486
* Altus Pharmaceuticals, Inc.	26,100	482
*^ Biopure Corp. Class A	391,165	477
* EPIX Pharmaceuticals, Inc.	109,631	477
* Synovis Life Technologies, Inc.	48,300	475
* Sonic Innovations, Inc.	104,262	469
* VNUS Medical Technologies, Inc.	55,311	464
* Neose Technologies, Inc.	114,215	463
* Theragenics Corp.	135,415	462
*^ CYTOGEN Corp.	184,166	460
*^ Santarus Inc.	68,754	457
* Mediware Information Systems, Inc.	47,159	455
*^ Vascular Solutions, Inc.	57,231	452
* Neurobiological Technologies, Inc.	160,942	447
* Radiologix Inc.	191,580	441
*^ Nutrition 21 Inc.	240,790	438
* Nutraceutical International Corp.	28,412	436
*^ DUSA Pharmaceuticals, Inc.	75,900	429
*^ Poniard Pharmaceuticals, Inc.	447,898	429
* Synergetics USA, Inc.	67,884	426
* CryoLife Inc.	77,065	416
* Zila, Inc.	128,207	415
* Escalon Medical Corp.	81,054	409
* NMT Medical, Inc.	40,892	409
* Medical Staffing Network Holdings, Inc.	81,849	408
*^ Ciphergen Biosystems, Inc.	358,673	398
*^ Nanogen, Inc.	209,127	397
* Axonyx Inc.	465,353	396
* Visicu, Inc.	22,059	389
* Orthologic Corp.	238,801	387
*^ Tercica, Inc.	73,075	387
* Anadys Pharmaceuticals Inc.	130,061	380
* Microtek Medical Holdings, Inc.	98,432	376
* Capital Senior Living Corp.	36,084	371
* Vical, Inc.	66,572	370
* National Dentex Corp.	15,626	363
*^ ATS Medical, Inc.	151,594	362
* Exact Sciences Corp.	172,339	362
*^ Acusphere, Inc.	105,058	360
* Immunicon Corp.	68,922	359
*^ Hana Biosciences, Inc.	39,300	356
* Exactech, Inc.	25,624	352
*^ Coley Pharmaceutical Group	30,120	348
*^ Questcor Pharmaceuticals, Inc.	204,200	347
*^ Clarient, Inc.	384,910	343
* PRAECIS Pharmaceuticals, Inc.	110,447	336
* The Quigley Corp.	36,347	333
* Digirad Corp.	73,453	329
*^ SCOLR Pharma Inc.	66,100	329
*^ Antigenics, Inc.	154,908	328
* Fonar Corp.	595,934	328
*^ Oscient Pharmaceuticals	378,849	326
* GenVec, Inc.	230,465	325
*^ North American Scientific, Inc.	165,066	322
* Dynavax Technologies Corp.	76,624	318
*^ Immtech International, Inc.	46,563	316
*^ Genitope Corp.	49,084	310
* Kosan Biosciences, Inc.	76,924	308
* Novamed, Inc.	45,223	305
* Q-Med, Inc.	71,434	304
* Barrier Therapeutics Inc.	46,175	302
*^ Ista Pharmaceuticals Inc.	40,548	293
Stratagene Holding Corp.	47,222	291
* Allied Healthcare International Inc.	103,259	277
* Insite Vision, Inc.	169,932	277
* Third Wave Technologies	92,625	276
* Interleukin Genetics, Inc.	47,400	273
* Sunlink Health Systems, Inc.	27,500	272
* HMS Holdings Corp.	24,846	266
* AtriCure, Inc.	35,100	264
* Titan Pharmaceuticals, Inc.	123,198	264
National Research Corp.	10,540	245
* NationsHealth, Inc.	79,185	245
* Lipid Sciences, Inc.	244,647	242
* Critical Therapeutics, Inc.	67,030	241
* Pharmos Corp.	112,048	236
^ Aksys, Ltd.	225,420	228
* Pharmacyclics, Inc.	58,901	227
*^ Palatin Technologies, Inc.	112,990	220
* Orchid Cellmark, Inc.	67,958	190
* Hollis-Eden Pharmaceuticals, Inc.	39,309	188
* Rotech Healthcare Inc.	48,788	184
*^ Continucare Corp.	61,998	183
*^ Accentia Biopharmaceuticals Inc.	40,972	177
* DOV Pharmaceutical, Inc.	82,698	175
* Caraco Pharmaceutical Laboratories, Ltd.	18,700	171
*^ Introgen Therapeutics, Inc.	39,849	169
* Sequenom, Inc.	94,701	161
* Cellegy Pharmaceuticals, Inc.	245,753	160
* Proxymed Pharmacy, Inc.	21,771	158
* Almost Family Inc.	6,510	156
* Aradigm Corp.	114,269	154
*^ Interpharm Holdings, Inc.	108,637	152
* Genelabs Technologies, Inc.	99,658	145
*^ BriteSmile, Inc.	47,838	141
* Icagen, Inc.	27,350	137
*^ Genaera Corp.	245,240	135
* CardioTech International, Inc.	66,054	129
* Gene Logic Inc.	87,379	118
* Retractable Technologies, Inc.	31,068	115
*^ Isolagen Inc.	28,100	111
Atrion Corp.	1,489	106
* Novoste Corp.	32,943	91
* Discovery Partners International	34,251	89
* Memory Pharmaceuticals Corp.	74,088	80
* Micrus Endovascular Corp	4,900	59
* IVAX Diagnostics, Inc.	29,708	58
* Combinatorx, Inc.	5,589	49
*^ La Jolla Pharmaceutical Co.	12,328	45
* Emergency Medical Services LP Class A	3,400	44
*^ Alteon, Inc.	246,131	42
* Metropolitan Health Networks Inc.	14,000	39
* Epicept Corp.	15,484	37
* Favrille, Inc.	7,436	36
* United American Healthcare Corp.	8,334	32
* Transgenomic, Inc.	67,135	31
* Targeted Genetics Corp.	11,759	27
* Precision Optics Corp., Inc.	65,104	22
* Vasomedical, Inc.	174,888	19
* Sunesis Pharmaceuticals, Inc.	2,000	12
Utah Medical Products, Inc.	300	9
*^ Aphton Corp.	129,597	6
* iVow Inc.	130	-

		1,485,071

Industrials (13.8%)
Expeditors International of Washington, Inc.	853,848	47,824
C.H. Robinson Worldwide Inc.	695,317	37,060
Precision Castparts Corp.	537,522	32,122
Joy Global Inc.	494,698	25,769
Manpower Inc.	350,833	22,664
Fastenal Co.	496,768	20,015
* McDermott International, Inc.	437,058	19,873
* Terex Corp.	200,651	19,804
Republic Services, Inc. Class A	481,828	19,437
* Jacobs Engineering Group Inc.	234,288	18,659
* The Dun&Bradstreet Corp.	265,544	18,503
* AMR Corp.	718,419	18,262
* US Airways Group Inc.	326,511	16,502
Roper Industries Inc.	347,975	16,268
The Corporate Executive Board Co.	160,411	16,073
* ChoicePoint Inc.	344,880	14,406
Aramark Corp. Class B	424,048	14,040
Oshkosh Truck Corp.	295,313	14,033
Pentair, Inc.	407,170	13,921
Ametek, Inc.	284,014	13,457
SPX Corp.	239,656	13,409
Harsco Corp.	168,070	13,103
* Flowserve Corp.	225,649	12,839
Graco, Inc.	274,957	12,643
J.B. Hunt Transport Services, Inc.	494,891	12,328
Hubbell Inc. Class B	243,162	11,587
* Stericycle, Inc.	177,323	11,544
Trinity Industries, Inc.	283,871	11,468
The Timken Co.	337,291	11,303
Landstar System, Inc.	236,650	11,177
* Thomas&Betts Corp.	217,339	11,150
Con-way, Inc.	191,828	11,113
The Brink's Co.	194,063	10,947
The Manitowoc Co., Inc.	245,236	10,913
* UAL Corp.	350,821	10,882
* Alliant Techsystems, Inc.	141,045	10,769
Lincoln Electric Holdings, Inc.	170,449	10,679
* Foster Wheeler Ltd.	245,199	10,593
* Continental Airlines, Inc. Class B	351,345	10,470
MSC Industrial Direct Co., Inc. Class A	218,356	10,387
IDEX Corp.	213,827	10,093
Laidlaw International Inc.	392,158	9,882
Kennametal, Inc.	158,645	9,876
*^ USG Corp.	134,207	9,788
Carlisle Co., Inc.	123,243	9,773
* YRC Worldwide, Inc.	230,132	9,691
JLG Industries, Inc.	426,172	9,589
* AGCO Corp.	363,151	9,558
HNI Corp.	208,569	9,459
Donaldson Co., Inc.	274,526	9,298
* Shaw Group, Inc.	321,504	8,938
Teleflex Inc.	162,665	8,787
* United Rentals, Inc.	273,159	8,736
GATX Corp.	204,088	8,674
* Corrections Corp. of America	160,346	8,489
Crane Co.	202,920	8,441
* Kirby Corp.	211,386	8,350
* Kansas City Southern	301,343	8,347
* Quanta Services, Inc.	474,737	8,227
* Gardner Denver Inc.	209,790	8,077
Adesa, Inc.	360,050	8,008
The Toro Co.	170,936	7,983
Alexander&Baldwin, Inc.	177,433	7,855
Brady Corp. Class A	212,601	7,832
DRS Technologies, Inc.	159,937	7,797
*^ JetBlue Airways Corp.	619,636	7,522
* URS Corp.	178,203	7,485
* Covanta Holding Corp.	412,617	7,283
* Genlyte Group, Inc.	100,238	7,260
* BE Aerospace, Inc.	310,475	7,097
* General Cable Corp.	202,519	7,088
Acuity Brands, Inc.	180,177	7,011
* Copart, Inc.	278,899	6,850
Herman Miller, Inc.	265,832	6,850
* Swift Transportation Co., Inc.	215,310	6,838
* EGL, Inc.	134,837	6,769
Nordson Corp.	135,412	6,660
* Armor Holdings, Inc.	120,644	6,615
IKON Office Solutions, Inc.	524,325	6,606
* Wesco International, Inc.	94,917	6,549
* Waste Connections, Inc.	178,576	6,500
Wabtec Corp.	173,203	6,478
Bucyrus International, Inc.	126,525	6,390
Briggs&Stratton Corp.	205,000	6,378
Skywest, Inc.	255,342	6,332
* United Stationers, Inc.	126,918	6,260
* American Commercial Lines Inc.	103,631	6,244
* Alaska Air Group, Inc.	157,491	6,208
CLARCOR Inc.	207,699	6,187
* EMCOR Group, Inc.	126,024	6,134
Lennox International Inc.	230,326	6,099
Granite Construction Co.	132,466	5,997
Watson Wyatt&Co. Holdings	169,674	5,962
* PHH Corp.	214,335	5,903
* Hexcel Corp.	374,300	5,880
Watsco, Inc.	95,969	5,741
Belden CDT Inc.	170,565	5,637
* ESCO Technologies Inc.	103,275	5,520
Regal-Beloit Corp.	123,327	5,445
Curtiss-Wright Corp.	175,622	5,423
* AirTran Holdings, Inc.	364,029	5,409
* First Advantage Corp. Class A	231,562	5,386
* Ceradyne, Inc.	107,658	5,328
Simpson Manufacturing Co.	147,674	5,324
Washington Group International, Inc.	97,727	5,213
Forward Air Corp.	126,193	5,140
Arkansas Best Corp.	102,191	5,131
* Moog Inc.	148,921	5,096
Albany International Corp.	119,396	5,061
* Aviall, Inc.	104,466	4,964
* Labor Ready, Inc.	218,794	4,956
* Amerco, Inc.	48,894	4,922
Mueller Industries Inc.	147,793	4,882
* Resources Connection, Inc.	193,613	4,844
Florida East Coast Industries, Inc. Class A	92,016	4,815
Actuant Corp.	96,094	4,800
* Navigant Consulting, Inc.	209,905	4,754
* Genesee&Wyoming Inc. Class A	132,845	4,712
John H. Harland Co.	107,767	4,688
Knight Transportation, Inc.	230,870	4,664
* Energy Conversion Devices, Inc.	125,493	4,572
* Teledyne Technologies, Inc.	137,364	4,500
Banta Corp.	97,077	4,498
* Dollar Thrifty Automotive Group, Inc.	98,968	4,460
UAP Holding Corp.	202,895	4,425
* NCI Building Systems, Inc.	82,524	4,388
* FTI Consulting, Inc.	162,531	4,351
Heartland Express, Inc.	241,576	4,322
* Old Dominion Freight Line, Inc.	113,919	4,282
Mine Safety Appliances Co.	105,698	4,249
* Esterline Technologies Corp.	102,050	4,244
Kaydon Corp.	113,213	4,224
Werner Enterprises, Inc.	208,232	4,221
* Mobile Mini, Inc.	141,215	4,132
Universal Forest Products, Inc.	65,768	4,126
* Tetra Tech, Inc.	229,794	4,077
* Hub Group, Inc.	165,820	4,068
* CoStar Group, Inc.	66,886	4,002
* West Corp.	81,958	3,927
* EnerSys	186,856	3,905
* Beacon Roofing Supply, Inc.	175,507	3,863
* Cenveo Inc.	213,391	3,830
A.O. Smith Corp.	82,019	3,802
Woodward Governor Co.	119,534	3,647
Applied Industrial Technology, Inc.	148,430	3,608
Deluxe Corp.	205,971	3,600
* The Advisory Board Co.	74,850	3,600
Pacer International, Inc.	110,100	3,587
* Orbital Sciences Corp.	221,502	3,575
*^ GenCorp, Inc.	222,014	3,559
Franklin Electric, Inc.	67,224	3,471
Baldor Electric Co.	110,117	3,446
Watts Water Technologies, Inc.	102,422	3,436
* NCO Group, Inc.	129,840	3,433
Administaff, Inc.	94,133	3,371
Steelcase Inc.	203,867	3,354
* Korn/Ferry International	170,317	3,337
* AAR Corp.	145,998	3,246
Valmont Industries, Inc.	68,146	3,168
* Triumph Group, Inc.	64,594	3,101
* Acco Brands Corp.	140,698	3,081
NACCO Industries, Inc. Class A	21,823	2,999
Federal Signal Corp.	193,982	2,937
* School Specialty, Inc.	92,075	2,933
* EnPro Industries, Inc.	87,263	2,932
G&K Services, Inc. Class A	85,324	2,927
* Infrasource Services Inc.	160,314	2,919
Barnes Group, Inc.	144,796	2,889
* Republic Airways Holdings Inc.	168,300	2,864
Viad Corp.	90,056	2,819
* Jacuzzi Brands, Inc.	311,504	2,741
* Williams Scotsman International Inc.	124,180	2,712
* Coinstar, Inc.	111,671	2,673
* Griffon Corp.	101,880	2,659
ABM Industries Inc.	154,792	2,647
Healthcare Services Group, Inc.	123,204	2,581
Rollins, Inc.	128,609	2,526
* Insituform Technologies Inc. Class A	108,983	2,495
Freightcar America Inc.	44,576	2,474
* Atlas Air Worldwide Holdings, Inc.	50,200	2,462
* Heidrick&Struggles International, Inc.	72,548	2,455
* Astec Industries, Inc.	69,734	2,379
Macquarie Infrastructure Company Trust	84,687	2,337
* Sequa Corp. Class A	28,570	2,328
* Consolidated Graphics, Inc.	43,788	2,280
* Encore Wire Corp.	63,101	2,268
ElkCorp	81,598	2,266
Ameron International Corp.	33,711	2,259
* Clean Harbors Inc.	55,634	2,243
*^ Evergreen Solar, Inc.	170,248	2,210
* GrafTech International Ltd.	379,601	2,202
* Celadon Group Inc.	99,177	2,186
Comfort Systems USA, Inc.	151,255	2,161
* Kforce Inc.	138,876	2,151
* Teletech Holdings Inc.	169,261	2,143
Kelly Services, Inc. Class A	78,381	2,130
* CBIZ Inc.	286,753	2,125
* Spherion Corp.	231,774	2,114
* Power-One, Inc.	317,399	2,095
* Volt Information Sciences Inc.	43,346	2,020
Wabash National Corp.	130,100	1,998
* American Reprographics Co.	54,823	1,987
* Huron Consulting Group Inc.	55,873	1,961
* The Middleby Corp.	22,170	1,919
* Commercial Vehicle Group Inc.	92,728	1,918
* Superior Essex Inc.	62,952	1,884
* Goodman Global, Inc.	122,300	1,857
Raven Industries, Inc.	58,778	1,852
* Flow International Corp.	131,413	1,849
Bowne&Co., Inc.	127,986	1,830
* Interline Brands, Inc.	77,687	1,816
* II-VI, Inc.	97,952	1,793
* SOURCECORP, Inc.	71,361	1,769
CIRCOR International, Inc.	57,735	1,760
* ABX Air, Inc.	290,109	1,752
McGrath RentCorp	62,788	1,746
United Industrial Corp.	38,594	1,746
Lindsay Manufacturing Co.	64,131	1,739
* Universal Truckload Services, Inc.	50,619	1,728
* CRA International Inc.	37,663	1,700
*^ American Science&Engineering, Inc.	29,215	1,692
* IHS Inc.-Class A	56,400	1,671
Vicor Corp.	98,428	1,631
Tredegar Corp.	102,626	1,624
*^ A.S.V., Inc.	70,156	1,616
Apogee Enterprises, Inc.	108,604	1,596
*^ Taser International Inc.	200,315	1,584
Knoll, Inc.	85,987	1,579
CDI Corp.	53,897	1,563
* Global Cash Access, Inc.	99,312	1,552
Kaman Corp. Class A	85,249	1,552
* SCS Transportation, Inc.	55,598	1,531
Cascade Corp.	36,914	1,460
*^ FuelCell Energy, Inc.	150,608	1,443
* Ladish Co., Inc.	38,297	1,435
* Argon ST, Inc.	53,701	1,430
Bluelinx Holdings Inc.	109,264	1,424
Standex International Corp.	46,773	1,420
American Woodmark Corp.	40,301	1,412
Cubic Corp.	71,717	1,406
Tennant Co.	27,848	1,400
EDO Corp.	57,475	1,399
* Geo Group Inc.	39,689	1,391
*^ Trex Co., Inc.	53,477	1,385
* Sirva Inc.	210,596	1,363
* Kadant Inc.	59,025	1,358
* Pike Electric Corp.	69,685	1,342
Central Parking Corp.	83,631	1,338
Badger Meter, Inc.	48,872	1,320
^ PW Eagle, Inc.	43,270	1,308
* ExpressJet Holdings, Inc.	186,232	1,287
* RailAmerica, Inc.	121,847	1,275
* Essex Corp.	68,552	1,263
Ampco-Pittsburgh Corp.	43,731	1,253
* Perini Corp.	55,420	1,247
* Columbus McKinnon Corp.	56,192	1,222
AAON, Inc.	47,594	1,221
* Casella Waste Systems, Inc.	92,030	1,205
* First Consulting Group, Inc.	135,885	1,201
* P.A.M. Transportation Services, Inc.	41,333	1,194
* U.S. Xpress Enterprises, Inc.	44,065	1,191
Insteel Industries, Inc.	48,088	1,164
* H&E Equipment Services, Inc.	39,438	1,161
*^ Capstone Turbine Corp.	497,092	1,133
* Mesa Air Group Inc.	114,490	1,128
* Hudson Highland Group, Inc.	103,100	1,112
The Greenbrier Cos., Inc.	33,889	1,110
LSI Industries Inc.	65,127	1,107
*^ 3D Systems Corp.	54,653	1,098
Ennis, Inc.	55,807	1,098
* Marten Transport, Ltd.	49,300	1,072
Dynamic Materials Corp.	31,727	1,070
* SITEL Corp.	268,505	1,053
* LECG Corp.	55,132	1,018
* Rush Enterprises, Inc. Class A	55,904	1,016
* K&F Industries Holdings	57,264	1,015
Waste Industries USA, Inc.	44,567	1,011
* Electro Rent Corp.	62,462	1,001
* Tecumseh Products Co. Class A	51,793	994
HEICO Corp. Class A	41,440	983
* MTC Technologies, Inc.	41,581	983
* Flanders Corp.	93,865	941
American Ecology Corp.	35,225	933
*^ Lamson&Sessions Co.	32,900	933
*^ Frontier Airlines Holdings, Inc.	127,546	920
American Railcar Industries, Inc.	27,609	914
*^ Medis Technology Ltd.	45,089	914
* ICT Group, Inc.	36,852	904
Sun Hydraulics Corp.	43,433	903
Lawson Products, Inc.	22,741	896
* M&F Worldwide Corp.	55,676	896
* Gehl Co.	34,924	892
*^ Plug Power, Inc.	189,596	885
*^ Distributed Energy Systems Corp.	171,043	884
*^ TurboChef Technologies, Inc.	79,051	879
The Standard Register Co.	73,043	866
* Astronics Corp.	64,658	865
* Team, Inc.	34,426	862
* Baker (Michael) Corp.	39,598	859
* Modtech Holdings, Inc.	126,652	857
Multi-Color Corp.	28,431	853
* RBC Bearings Inc.	37,245	845
* LMI Aerospace, Inc.	46,161	840
* TAL International Group, Inc.	34,300	827
*^ American Superconductor Corp.	91,971	812
* Axsys Technologies, Inc.	52,969	798
* NuCo2, Inc.	32,270	776
* TransDigm Group, Inc.	32,100	769
* Accuride Corp.	61,300	764
* Park-Ohio Holdings Corp.	44,254	764
* On Assignment, Inc.	82,562	759
* Standard Parking Corp.	27,923	756
* Herley Industries Inc.	67,165	753
C&D Technologies, Inc.	98,801	743
* Industrial Distribution Group, Inc.	83,699	739
Met-Pro Corp.	58,970	738
Schawk, Inc.	42,196	738
Interpool, Inc.	33,159	737
* USA Truck, Inc.	41,188	734
*^ Wolverine Tube, Inc.	199,500	732
* Quality Distribution Inc.	54,611	725
Robbins&Myers, Inc.	27,722	725
Todd Shipyards Corp.	31,217	718
* DiamondCluster International, Inc.	90,542	717
* Magnatek, Inc.	265,536	717
* BTU International, Inc.	52,673	715
*^ Ionatron Inc.	110,211	700
* Lydall, Inc.	75,867	699
* Innovative Solutions and Support, Inc.	49,512	696
Supreme Industries, Inc. Class A	96,900	696
*^ Millennium Cell Inc.	480,499	687
* U.S. Home Systems, Inc.	70,912	687
* COMSYS IT Partners Inc.	45,370	686
* PeopleSupport Inc.	50,725	683
^ Titan International, Inc.	36,229	678
* Intersections Inc.	61,983	673
* Fuel-Tech N.V	55,543	672
* Layne Christensen Co.	23,374	663
Outlook Group Corp.	49,318	657
* Kenexa Corp.	20,516	653
* Barrett Business Services, Inc.	34,900	640
Aceto Corp.	91,743	635
* Peco II, Inc.	339,723	628
Angelica Corp.	35,762	627
* Huttig Building Products, Inc.	76,639	621
* ENGlobal Corp.	79,259	617
* GP Strategies Corp.	77,460	597
* Willis Lease Finance Corp.	62,712	591
* Dynamex Inc.	26,815	585
* WCA Waste Corp.	70,553	582
* L.B. Foster Co. Class A	23,860	579
* CPI Aerostructures, Inc.	80,015	576
* A.T. Cross Co. Class A	107,466	570
*^ TRM Corp.	82,197	570
*^ Ultralife Batteries, Inc.	55,298	560
*^ MAIR Holdings, Inc.	89,813	558
Synagro Technologies Inc.	140,481	552
* Patriot Transportation Holding, Inc.	6,178	536
* Learning Tree International, Inc.	60,362	529
* Powell Industries, Inc.	21,870	523
Applied Signal Technology, Inc.	30,662	522
* RemedyTemp, Inc.	30,700	522
* Sterling Construction Co., Inc.	18,874	521
* Pinnacle Airlines Corp.	73,600	518
Gorman-Rupp Co.	19,432	517
*^ UQM Technologies, Inc.	177,859	516
* Builders FirstSource, Inc.	25,062	510
* Ducommun, Inc.	27,504	509
* Milacron Inc.	506,613	507
*^ Midwest Air Group Inc.	98,769	499
* Exponent, Inc.	29,126	492
*^ Beacon Power Corp.	380,797	491
*^ Microvision, Inc.	253,480	489
* APAC Teleservices, Inc.	245,852	472
* Baldwin Technology Class A	87,300	471
Quixote Corp.	26,130	471
*^ Active Power, Inc.	137,043	465
* Cornell Companies, Inc.	28,913	444
^ Preformed Line Products Co.	11,633	441
*^ Fiberstars, Inc.	55,387	435
* Hawaiian Holdings, Inc.	124,800	424
* Miller Industries, Inc.	20,300	420
*^ Valence Technology Inc.	242,533	420
* Strategic Distribution, Inc.	29,876	418
* Covenant Transport, Inc.	26,676	406
* Frozen Food Express Industries, Inc.	36,616	404
*^ Omega Flex Inc.	20,057	402
* La Barge, Inc.	29,677	394
* DHB Industries, Inc.	201,416	387
L.S. Starrett Co. Class A	28,132	384
Horizon Lines Inc.	23,100	370
*^ Medialink Worldwide, Inc.	91,736	366
* Central Freight Lines, Inc.	174,542	351
CompX International Inc.	18,607	333
Alamo Group, Inc.	15,252	321
* MPW Industrial Services Group, Inc.	128,090	319
AMREP Corp.	5,789	314
*^ Global Power Equipment Group Inc.	97,581	310
* Perma-Fix Environmental Services, Inc.	137,232	292
* Nashua Corp.	42,021	289
* Spherix Inc.	168,884	268
Sypris Solutions, Inc.	28,286	267
* Xanser Corp.	52,200	264
* Catalytica Energy Systems, Inc.	182,170	259
* TRC Cos., Inc.	22,861	241
* TVI Corp.	66,417	235
* Hurco Companies, Inc.	8,975	231
*^ Integrated Alarm Services Group, Inc.	54,633	215
* Taleo Corp. Class A	17,904	211
Hardinge, Inc.	13,163	203
* Tecumseh Products Co. Class B	11,900	189
* Odyssey Marine Exploration, Inc.	73,250	182
* The Allied Defense Group, Inc.	8,003	176
Ecology and Environment, Inc.	16,325	164
* Competitive Technologies, Inc.	56,164	160
* Innotrac Corp.	55,571	158
* COMFORCE Corp.	59,200	152
Providence and Worcester Railroad Co.	7,200	147
* Mac-Gray Corp.	10,300	127
Twin Disc, Inc.	4,017	123
* AZZ Inc.	4,300	113
* Hudson Technology, Inc.	88,307	113
*^ Arotech Corp.	46,418	107
*^ Document Security Systems, Inc.	9,700	103
* TeamStaff, Inc.	66,928	94
* Pemco Aviation Group, Inc.	7,741	81
*^ PRG-Schultz International, Inc.	165,703	75
Valley National Gases Inc.	2,600	68
International Aluminum Corp.	1,670	63
* Rush Enterprises, Inc. Class B	3,700	63
* Arrowhead Research Corp	12,200	62
* LGL Group	6,000	49
Protection One, Inc.	3,280	48
* Allied Holdings, Inc.	39,000	34
* K-Tron International, Inc	457	23
Hubbell Inc. Class A	500	22
* Sifco Industries, Inc.	3,300	16
* BMC Industries, Inc.	126,104	-
* Kaiser Ventures LLC Class A	36,800	-

		1,645,423

Information Technology (14.0%)
* Cognizant Technology Solutions Corp.	561,757	37,846
Microchip Technology, Inc.	858,091	28,789
* LAM Research Corp.	562,713	26,234
* MEMC Electronic Materials, Inc.	661,117	24,792
Harris Corp.	537,768	22,323
Amphenol Corp.	358,401	20,056
* Akamai Technologies, Inc.	537,938	19,468
* Cadence Design Systems, Inc.	1,131,406	19,404
* BEA Systems, Inc.	1,408,110	18,432
* CheckFree Corp.	365,753	18,127
* Western Digital Corp.	883,330	17,499
* Alliance Data Systems Corp.	269,727	15,865
* Arrow Electronics, Inc.	487,903	15,710
* Iron Mountain, Inc.	417,143	15,593
* McAfee Inc.	638,448	15,495
* Red Hat, Inc.	629,644	14,734
* DST Systems, Inc.	245,777	14,624
* Ceridian Corp.	588,469	14,382
CDW Corp.	247,919	13,549
Fidelity National Information Services, Inc.	377,716	13,371
Intersil Corp.	568,192	13,210
Global Payments Inc.	267,913	13,007
* Activision, Inc.	1,112,472	12,660
* salesforce.com, Inc.	446,233	11,897
* Avnet, Inc.	586,226	11,736
* Vishay Intertechnology, Inc.	738,098	11,610
MoneyGram International, Inc.	339,470	11,525
* Integrated Device Technology Inc.	802,216	11,375
* International Rectifier Corp.	286,280	11,188
Diebold, Inc.	269,793	10,959
* Synopsys, Inc.	577,323	10,836
* Agere Systems Inc.	678,466	9,973
* Trimble Navigation Ltd.	218,936	9,773
* Zebra Technologies Corp. Class A	283,560	9,686
* Atmel Corp.	1,715,659	9,522
Fair Isaac, Inc.	261,508	9,495
* Fairchild Semiconductor International, Inc.	487,754	8,862
* F5 Networks, Inc.	162,507	8,691
* Ingram Micro, Inc. Class A	474,924	8,610
* Tech Data Corp.	222,495	8,524
* RSA Security Inc.	302,647	8,229
* Cypress Semiconductor Corp.	559,594	8,136
* 3Com Corp.	1,568,359	8,030
* Rambus Inc.	349,941	7,982
Acxiom Corp.	309,730	7,743
* Polycom, Inc.	349,647	7,664
* NAVTEQ Corp.	171,140	7,647
* Interdigital Communications Corp.	218,240	7,619
* Varian Semiconductor Equipment Associates, Inc.	230,387	7,513
*^ Cree, Inc.	308,849	7,338
* ANSYS, Inc.	153,246	7,328
* CommScope, Inc.	232,607	7,309
* CACI International, Inc.	122,490	7,145
* Cymer, Inc.	152,032	7,063
* Sybase, Inc.	360,593	6,996
* Microsemi Corp.	283,079	6,901
* MICROS Systems, Inc.	157,036	6,859
* Brocade Communications Systems, Inc.	1,094,285	6,719
* BISYS Group, Inc.	484,979	6,644
* Hyperion Solutions Corp.	239,058	6,598
* Silicon Laboratories Inc.	184,916	6,500
FactSet Research Systems Inc.	136,518	6,457
Reynolds&Reynolds Class A	209,586	6,428
* Digital River, Inc.	158,454	6,400
* ValueClick, Inc.	411,030	6,309
Anixter International Inc.	132,882	6,307
* Plexus Corp.	183,393	6,274
* Transaction Systems Architects, Inc.	149,911	6,250
* MPS Group, Inc.	413,255	6,224
* j2 Global Communications, Inc.	199,182	6,218
* Benchmark Electronics, Inc.	257,719	6,216
ADTRAN Inc.	273,797	6,141
National Instruments Corp.	223,320	6,119
* FLIR Systems, Inc.	277,179	6,115
* FormFactor Inc.	135,878	6,064
* aQuantive, Inc.	238,203	6,034
* Itron, Inc.	101,732	6,029
Jack Henry&Associates Inc.	304,734	5,991
*^ Palm, Inc.	367,447	5,916
Imation Corp.	140,251	5,757
* Komag, Inc.	123,306	5,694
* Nuance Communications, Inc.	562,691	5,661
* Avid Technology, Inc.	169,163	5,638
* Arris Group Inc.	428,701	5,625
* THQ Inc.	258,250	5,578
* SiRF Technology Holdings, Inc.	170,883	5,506
* Emulex Corp.	338,296	5,504
* Foundry Networks, Inc.	514,040	5,480
* TIBCO Software Inc.	769,624	5,426
* BearingPoint, Inc.	623,232	5,216
* Avocent Corp.	198,043	5,199
* WebEx Communications, Inc.	142,314	5,058
Cognex Corp.	187,770	4,888
* Electronics for Imaging, Inc.	232,103	4,846
* Conexant Systems, Inc.	1,928,407	4,821
* Zoran Corp.	196,692	4,787
* Digital Insight Corp.	138,488	4,749
* CSG Systems International, Inc.	191,545	4,739
* Perot Systems Corp.	325,492	4,713
* Kronos, Inc.	128,607	4,657
* Wright Express Corp.	161,572	4,644
* RealNetworks, Inc.	431,280	4,615
* Lawson Softward, Inc.	686,403	4,599
* RF Micro Devices, Inc.	763,298	4,557
* FileNet Corp.	168,956	4,550
* Informatica Corp.	345,670	4,549
* OmniVision Technologies, Inc.	213,562	4,510
* Intermec, Inc.	196,156	4,500
* Macrovision Corp.	207,558	4,467
*^ Sonus Networks, Inc.	891,767	4,414
* Hewitt Associates, Inc.	195,247	4,389
* Openwave Systems Inc.	378,091	4,363
* CNET Networks, Inc.	534,787	4,268
* Semtech Corp.	292,811	4,231
Plantronics, Inc.	190,426	4,229
* Coherent, Inc.	124,810	4,210
* Mentor Graphics Corp.	322,162	4,182
* Euronet Worldwide, Inc.	108,417	4,160
* eFunds Corp.	186,631	4,115
* Powerwave Technologies, Inc.	450,281	4,107
* EarthLink, Inc.	471,117	4,080
* SRA International, Inc.	152,013	4,048
Blackbaud, Inc.	175,253	3,978
* Websense, Inc.	192,983	3,964
* MicroStrategy Inc.	40,639	3,963
* Global Imaging Systems, Inc.	95,963	3,961
* Rogers Corp.	70,018	3,945
* Progress Software Corp.	164,910	3,861
Technitrol, Inc.	162,933	3,772
* Equinix, Inc.	68,679	3,768
*^ SunPower Corp. Class A	134,112	3,758
* ATMI, Inc.	151,154	3,721
* Intergraph Corp.	117,835	3,711
* Amkor Technology, Inc.	391,015	3,699
* Insight Enterprises, Inc.	193,875	3,693
* Digitas Inc.	315,932	3,671
* ON Semiconductor Corp.	621,840	3,656
Daktronics, Inc.	126,144	3,642
* Skyworks Solutions, Inc.	643,372	3,545
* Rofin-Sinar Technologies Inc.	61,658	3,543
* Brooks Automation, Inc.	299,531	3,534
* Silicon Image, Inc.	327,228	3,528
* Aeroflex, Inc.	301,235	3,515
* Checkpoint Systems, Inc.	156,860	3,484
* Dycom Industries, Inc.	161,871	3,446
* Gartner, Inc. Class A	234,620	3,332
*^ UTStarcom, Inc.	422,767	3,293
AVX Corp.	207,946	3,283
*^ Multi-Fineline Electronix, Inc.	98,241	3,261
* Applied Micro Circuits Corp.	1,182,068	3,227
* Blackboard Inc.	111,104	3,218
* KEMET Corp.	349,007	3,218
* Diodes Inc.	76,717	3,179
* VeriFone Holdings, Inc.	103,528	3,156
* Trident Microsystems, Inc.	165,210	3,136
*^ Take-Two Interactive Software, Inc.	291,550	3,108
* Tessera Technologies, Inc.	112,941	3,106
* Entegris Inc.	325,448	3,102
United Online, Inc.	257,699	3,092
* Littelfuse, Inc.	89,648	3,082
* Paxar Corp.	148,428	3,053
* DSP Group Inc.	121,816	3,027
* Quest Software, Inc.	215,561	3,026
* ScanSource, Inc.	103,116	3,023
* Redback Networks Inc.	162,214	2,975
* Cabot Microelectronics Corp.	97,712	2,962
* Dolby Laboratories Inc.	126,423	2,946
* Finisar Corp.	898,368	2,938
* Advanced Digital Information Corp.	249,257	2,934
* Internet Security Systems, Inc.	154,779	2,918
MTS Systems Corp.	73,573	2,907
Total System Services, Inc.	151,035	2,907
* Sycamore Networks, Inc.	715,804	2,906
* NETGEAR, Inc.	133,060	2,881
* Lattice Semiconductor Corp.	458,702	2,835
Gevity HR, Inc.	106,635	2,831
Talx Corp.	129,085	2,823
* Tekelec	225,631	2,787
*^ Spansion Inc. Class A	172,782	2,754
* MKS Instruments, Inc.	136,360	2,744
* Brightpoint, Inc.	201,994	2,733
* Wind River Systems Inc.	303,736	2,703
Black Box Corp.	70,175	2,690
* Newport Corp.	162,734	2,623
* McDATA Corp. Class A	639,656	2,610
* Advent Software, Inc.	72,080	2,600
* Veeco Instruments, Inc.	108,211	2,580
* Micrel, Inc.	256,416	2,567
* TriQuint Semiconductor, Inc.	574,456	2,562
*^ Marchex, Inc.	154,133	2,532
* InfoSpace, Inc.	110,956	2,515
* Identix, Inc.	352,958	2,467
* Cirrus Logic, Inc.	302,621	2,463
* Photronics Inc.	166,147	2,459
* Aspen Technologies, Inc.	184,695	2,423
* NetIQ Corp.	196,697	2,398
* Axcelis Technologies, Inc.	405,193	2,391
* Comtech Telecommunications Corp.	81,397	2,382
* Ariba, Inc.	287,945	2,370
* CMGI Inc.	1,908,133	2,309
* Witness Systems, Inc.	114,147	2,302
Agilysys, Inc.	127,609	2,297
* Epicor Software Corp.	216,223	2,277
Quality Systems, Inc.	61,430	2,262
* Keane, Inc.	180,447	2,256
* SonicWALL, Inc.	249,632	2,244
* ManTech International Corp.	72,412	2,235
* Hutchinson Technology, Inc.	101,139	2,188
* ViaSat, Inc.	85,128	2,186
* Synaptics Inc.	97,882	2,095
Park Electrochemical Corp.	80,741	2,079
* Concur Technologies, Inc.	133,596	2,067
* FEI Co.	90,891	2,061
CTS Corp.	137,310	2,045
* Manhattan Associates, Inc.	100,806	2,045
* Atheros Communications	107,723	2,042
* Power Integrations, Inc.	116,625	2,039
* Electro Scientific Industries, Inc.	112,416	2,022
* Sykes Enterprises, Inc.	122,342	1,977
* Forrester Research, Inc.	70,470	1,972
* Netlogic Microsystems Inc.	60,339	1,946
* Intevac, Inc.	89,564	1,942
* SPSS, Inc.	60,409	1,942
* Quantum Corp.	739,564	1,938
* Mastec Inc.	145,469	1,922
* Vignette Corp.	131,581	1,918
* Adaptec, Inc.	433,197	1,880
* SSA Global Technologies Inc.	96,917	1,878
* RightNow Technologies Inc.	111,869	1,866
* Supertex, Inc.	44,780	1,789
* Applied Films Corp.	62,772	1,788
* Kanbay International Inc.	122,156	1,776
* HomeStore, Inc.	319,587	1,751
* Packeteer, Inc.	152,421	1,728
* Standard Microsystem Corp.	78,859	1,721
* Secure Computing Corp.	199,282	1,714
* Altiris, Inc.	94,178	1,699
* webMethods, Inc.	172,181	1,699
* SafeNet, Inc.	95,851	1,698
MAXIMUS, Inc.	72,920	1,688
* Fargo Electronics	66,118	1,679
* Open Solutions Inc.	63,105	1,679
* Exar Corp.	125,212	1,662
* Mattson Technology, Inc.	169,040	1,652
* Anaren, Inc.	80,503	1,650
* DTS Inc.	84,454	1,645
* Opsware, Inc.	199,343	1,643
* Color Kinetics Inc.	86,186	1,630
*^ Pegasus Wireless Corp.	181,539	1,623
* Tyler Technologies, Inc.	144,060	1,613
* MRO Software Inc.	80,145	1,609
* Art Technology Group, Inc.	535,530	1,596
* Gerber Scientific, Inc.	122,705	1,596
* Silicon Storage Technology, Inc.	392,186	1,592
*^ Midway Games Inc.	196,671	1,591
*^ Genesis Microchip Inc.	137,065	1,584
* Verint Systems Inc.	53,857	1,572
* Hypercom Corp.	165,611	1,548
*^ MRV Communications Inc.	488,842	1,520
* JDA Software Group, Inc.	108,163	1,518
* Presstek, Inc.	162,281	1,511
Inter-Tel, Inc.	71,048	1,496
* The Knot, Inc.	70,826	1,482
* Kulicke&Soffa Industries, Inc.	197,907	1,466
* Extreme Networks, Inc.	348,555	1,450
* AMIS Holdings Inc.	144,677	1,447
* Sapient Corp.	269,789	1,430
* Excel Technology, Inc.	47,615	1,425
infoUSA Inc.	135,893	1,401
* Credence Systems Corp.	396,924	1,389
* RadiSys Corp.	62,996	1,383
Cohu, Inc.	77,825	1,366
* Advanced Energy Industries, Inc.	103,001	1,364
TheStreet.com, Inc.	106,187	1,361
* Ansoft Corp.	65,366	1,339
*^ EMCORE Corp.	139,516	1,339
*^ Cogent Inc.	87,241	1,315
* Perficient, Inc.	105,716	1,307
* Interwoven Inc.	151,689	1,301
* Sirenza Microdevices, Inc.	107,163	1,301
* Asyst Technologies, Inc.	171,436	1,291
* Actel Corp.	89,736	1,288
* Rudolph Technologies, Inc.	88,712	1,286
* Mercury Computer Systems, Inc.	83,372	1,283
* C-COR Inc.	165,903	1,281
* LTX Corp.	182,222	1,277
* Borland Software Corp.	240,043	1,267
* Ciber, Inc.	191,198	1,260
* Internet Capital Group Inc.	138,153	1,243
*^ Bankrate, Inc.	32,493	1,227
* LoJack Corp.	64,313	1,213
* Sonic Solutions, Inc.	72,910	1,203
* Lightbridge, Inc.	91,822	1,189
*^ Mindspeed Technologies, Inc.	493,383	1,189
*^ Echelon Corp.	158,528	1,187
* Stratasys, Inc.	40,304	1,187
* Novatel Wireless, Inc.	114,124	1,185
* Ultratech, Inc.	75,055	1,181
* DealerTrack Holdings Inc.	53,042	1,173
* NetRatings, Inc.	84,075	1,168
*^ TranSwitch Corp.	551,443	1,164
Integral Systems, Inc.	43,124	1,157
* eCollege.com Inc.	54,670	1,156
* Advanced Analogic Technologies, Inc.	109,958	1,152
Methode Electronics, Inc. Class A	109,411	1,150
* NIC Inc.	157,965	1,142
* Ixia	126,393	1,138
*^ Heartland Payment Systems, Inc.	40,400	1,126
* Digi International, Inc.	89,751	1,125
* S1 Corp.	234,400	1,125
*^ Transmeta Corp.	693,853	1,124
*^ Universal Display Corp.	83,992	1,118
Syntel, Inc.	54,509	1,115
* Radiant Systems, Inc.	104,712	1,107
* InterVoice, Inc.	154,246	1,098
* iPass Inc.	195,663	1,096
*^ Click Commerce, Inc.	54,939	1,084
* Actuate Software Corp.	267,239	1,080
* Stratex Networks, Inc.	312,447	1,059
Bel Fuse, Inc. Class B	32,200	1,056
*^ Maxwell Technologies, Inc.	53,637	1,053
*^ Zhone Technologies	514,691	1,050
* CyberSource Corp.	88,007	1,030
* Monolithic Power Systems	85,317	1,009
*^ Volterra Semiconductor Corp.	65,813	1,004
* IXYS Corp.	104,440	1,003
* 24/7 Real Media, Inc.	114,077	1,002
* Agile Software Corp.	156,848	994
* ADE Corp.	30,350	986
* eSPEED, Inc. Class A	118,328	986
* SI International Inc.	32,098	984
* I-many, Inc.	408,880	981
* Smith Micro Software, Inc.	61,025	978
* OpenTV Corp.	250,181	973
* Kopin Corp.	268,925	971
* The Ultimate Software Group, Inc.	50,067	959
*^ FARO Technologies, Inc.	56,504	958
* EPIQ Systems, Inc.	56,986	948
* Ditech Networks Inc.	108,631	947
*^ FalconStor Software, Inc.	135,191	942
* EMS Technologies, Inc.	52,373	941
* Harmonic, Inc.	209,292	938
* Ulticom, Inc.	89,010	932
* Jupitermedia Corp.	71,167	925
*^ DDi Corp.	112,175	920
*^ Avanex Corp.	521,688	918
* VASCO Data Security International, Inc.	109,577	915
* MIPS Technologies, Inc.	150,397	913
* VA Software Corp.	234,531	910
* ANADIGICS, Inc.	134,933	907
* Microtune, Inc.	142,912	895
* Neoware Systems, Inc.	72,462	891
* Keynote Systems Inc.	86,180	889
* Rimage Corp.	43,154	881
Startek, Inc.	58,679	877
* Lionbridge Technologies, Inc.	158,265	875
* Travelzoo, Inc.	28,777	873
* SAVVIS, Inc.	29,403	871
* Symmetricom Inc.	123,178	871
* Covansys Corp.	69,195	870
* Oplink Communications, Inc.	47,519	870
* Saba Software, Inc.	157,901	862
*^ Pemstar Inc.	250,940	861
*^ ParkerVision, Inc.	94,273	858
* PortalPlayer Inc.	87,436	858
* Lasercard Corp.	65,449	857
* Photon Dynamics, Inc.	68,371	856
* Concurrent Computer Corp.	327,507	855
* Hittite Microwave Corp.	23,600	853
*^ Internap Network Services Corp.	808,204	849
* Chordiant Software, Inc.	277,561	841
* SYNNEX Corp.	44,327	841
Stellent Inc.	87,546	836
*^ Sigma Designs, Inc.	88,417	834
* Nu Horizons Electronics Corp.	85,630	826
* QuickLogic Corp.	168,260	823
*^ International DisplayWorks, Inc.	157,348	818
* Blue Coat Systems, Inc.	48,464	817
* TTM Technologies, Inc.	56,454	817
* Spectrum Control, Inc.	87,645	811
* WebSideStory, Inc.	66,119	807
* Metrologic Instruments, Inc.	53,496	803
* iGATE Corp.	125,454	802
* Manugistics Group, Inc.	319,547	799
* Zygo Corp.	48,771	799
* Glenayre Technologies, Inc.	301,701	796
* OPNET Technologies, Inc.	61,288	794
* Entrust, Inc.	231,117	788
* Micronetics Inc.	49,928	788
*^ Viisage Technology, Inc.	51,859	786
*^ Viewpoint Corp.	445,612	780
Keithley Instruments Inc.	60,783	774
* ONYX Software Corp.	154,771	771
* Semitool, Inc.	84,337	761
* PLX Technology, Inc.	61,843	756
* Online Resources Corp.	71,477	739
Pegasystems Inc.	114,732	737
* MoSys, Inc.	94,041	735
* FSI International, Inc.	106,255	732
* KVH Industries, Inc.	62,553	729
* Ultra Clean Holdings, Inc.	83,153	728
* Safeguard Scientifics, Inc.	336,646	727
* Tumbleweed Communications Corp.	254,504	725
* Aware, Inc.	127,112	722
* Sumtotal Systems Inc.	114,466	718
* Pericom Semiconductor Corp.	86,357	717
* Measurement Specialties, Inc.	31,941	711
*^ Research Frontiers, Inc.	135,786	703
* Magma Design Automation, Inc.	95,268	700
*^ Convera Corp.	103,343	694
* Applix, Inc.	93,567	691
* Docucorp International, Inc.	90,949	679
*^ NVE Corp.	47,219	679
*^ SatCon Technology Corp.	359,376	679
* MapInfo Corp.	51,162	668
* Network Engines, Inc.	353,664	668
* LeCroy Corp.	46,338	665
* SeaChange International, Inc.	94,156	655
* COMARCO, Inc.	65,274	652
^ Renaissance Learning, Inc.	48,133	652
QAD Inc.	83,858	650
Astro-Med, Inc.	54,339	649
* I.D. Systems, Inc.	36,526	648
* Aetrium, Inc.	142,304	646
* Rackable Systems Inc.	16,300	644
American Software, Inc. Class A	95,757	643
* Zones, Inc.	99,187	632
* AXT, Inc.	194,547	630
* Dynamics Research Corp.	46,222	628
* Aptimus, Inc.	71,748	624
* Globecomm Systems, Inc.	83,120	619
*^ GlobeTel Communications Corp.	504,173	610
* ZiLOG, Inc.	179,650	607
* Immersion Corp.	102,846	603
*^ Infocrossing, Inc.	51,985	600
* Inforte Corp.	126,344	599
* PC-Tel, Inc.	69,661	595
* Virage Logic Corp.	63,400	595
* Mobility Electronics, Inc.	81,348	591
* NetManage, Inc.	118,624	590
* Westell Technologies, Inc.	269,126	589
* White Electronic Designs Corp.	115,241	585
* Staktek Holdings Inc.	120,252	584
* TNS Inc.	28,138	582
* CyberOptics Corp.	44,789	580
*^ Applied Digital Solutions, Inc.	305,583	578
* Captaris Inc.	123,884	576
* Netsmart Technologies, Inc.	44,433	576
* Moldflow Corp.	48,337	566
*^ Bookham, Inc.	166,960	561
Communications Systems, Inc.	54,604	559
* NetScout Systems, Inc.	62,424	557
* Cray, Inc.	55,819	555
MOCON, Inc.	58,514	555
* Nanometrics Inc.	55,924	555
* Carrier Access Corp.	66,953	554
* Ciprico Inc.	91,560	552
* Integrated Silicon Solution, Inc.	99,981	551
* Catapult Communications Corp.	50,491	550
* Calamp Corp.	61,430	546
*^ Sento Corp.	73,817	543
* Tollgrade Communications, Inc.	55,743	541
X-Rite Inc.	49,256	541
* Datalink Corp.	102,768	535
* OSI Systems Inc.	30,126	535
* Greenfield Online, Inc.	72,115	534
* SM&A Corp.	87,587	534
* Planar Systems, Inc.	44,116	531
* Peerless Systems Corp.	101,539	521
*^ Vyyo Inc.	84,015	521
* Vitria Technology, Inc.	182,788	519
* Cherokee International Corp.	132,903	513
* ePlus Inc.	45,188	512
* Bitstream Inc.	108,554	510
* Iomega Corp.	184,307	507
* PDF Solutions, Inc.	40,843	507
*^ The SCO Group, Inc.	123,120	505
* Carreker Corp.	68,141	487
* Performance Technologies, Inc.	70,576	487
* RF Monolithics, Inc.	85,459	487
* TechTeam Global, Inc.	53,103	486
* LivePerson, Inc.	99,899	485
* Centillium Communications, Inc.	168,359	473
*^ Mechanical Technology Inc.	188,303	465
* Answerthink Consulting Group, Inc.	114,781	463
*^ Ramtron International Corp.	233,890	463
* Access Intergrated Technologies Inc.	47,000	461
* LookSmart, Ltd.	142,222	461
* Key Tronic Corp.	117,640	460
* SupportSoft, Inc.	115,865	457
* CallWave, Inc.	124,982	456
* Computer Task Group, Inc.	91,166	456
* Radyne Comstream Inc.	40,102	456
* Dot Hill Systems Corp.	133,020	455
* Tut Systems, Inc.	186,482	451
* Electroglas, Inc.	147,781	449
* NMS Communications Corp.	123,693	448
SpectraLink Corp.	50,515	446
*^ WorldGate Communications, Inc.	271,766	446
*^ Rainmaker Systems, Inc.	81,771	443
* PC Connection, Inc.	75,506	442
* Merix Corp.	40,037	439
* Management Network Group Inc.	200,013	435
*^ Imergent, Inc.	33,300	433
* Lantronix, Inc.	198,536	433
* WatchGuard Technologies, Inc.	106,380	433
* Evans&Sutherland Computer Corp.	86,106	431
* WJ Communications, Inc.	284,376	421
* Innovex, Inc.	106,590	407
* Bottomline Technologies, Inc.	49,482	403
* Mobius Management Systems, Inc.	69,416	403
* SigmaTel Inc.	96,829	398
* eLoyalty Corp.	29,651	393
* Autobytel Inc.	111,011	392
*^ Wave Systems Corp.	585,501	392
* Alliance Semiconductor Corp.	144,047	390
Woodhead Industries, Inc.	20,390	390
* EFJ, Inc.	64,419	387
* Web.com, Inc.	64,793	387
* Ikanos Communications, Inc.	25,059	381
*^ ACE*COMM Corp.	138,904	379
* Embarcadero Technologies, Inc.	62,184	379
*^ 8X8 Inc.	384,396	377
* PAR Technology Corp.	29,500	377
*^ i2 Technologies, Inc.	29,700	376
* SRS Labs, Inc.	75,419	376
*^ FOCUS Enhancements, Inc.	383,012	375
* ActivIdentity Corp.	81,904	373
* PlanetOut, Inc.	53,102	372
* Miva Inc.	91,717	371
* Hifn, Inc.	59,879	370
* Quovadx, Inc.	142,059	367
* Hauppage Digital, Inc.	89,829	364
* American Technology Corp.	135,162	361
* Allied Motion Technologies, Inc.	67,372	359
*^ SpatiaLight, Inc.	155,746	358
* Therma-Wave Inc.	269,061	352
* Corillian Corp.	117,254	351
* Bell Microproducts Inc.	64,646	350
* Indus International, Inc.	122,248	350
*^ Intelli-Check Inc.	61,098	346
* Pixelworks, Inc.	126,448	345
* Computer Horizons Corp.	72,428	342
*^ Lumera Corp.	118,779	342
* Napster, Inc.	109,121	336
* Optical Communication Products, Inc.	166,232	334
* Napco Security Systems, Inc.	33,780	328
* Telular Corp.	163,158	328
* Globix Corp.	65,500	326
* Optical Cable Corp.	76,699	324
*^ MTI Technology Corp.	269,906	321
* Ibis Technology Corp.	98,514	320
* California Micro Devices Corp.	79,185	317
*^ Endwave Corp.	25,323	315
^ Interchange Corp.	64,977	313
* PLATO Learning, Inc.	50,090	312
*^ Telkonet, Inc.	98,950	311
*^ Terremark Worldwide, Inc.	86,338	311
* Kintera Inc.	155,936	304
* Avici Systems Inc.	51,864	300
* MetaSolv, Inc.	104,560	295
* Video Display Corp.	36,589	295
* Network Equipment Technologies, Inc.	93,397	293
* Applied Innovation Inc.	78,976	292
* TransAct Technologies Inc.	27,979	288
* SimpleTech, Inc.	76,078	285
* Goldleaf Financial Solutions, Inc.	155,818	280
* SCM Microsystems, Inc.	91,935	280
* Tier Technologies, Inc.	44,324	278
* InFocus Corp.	94,993	272
*^ AXS-One Inc.	169,486	271
*^ Airspan Networks Inc.	106,820	267
* ESS Technology, Inc.	123,013	266
* Nextest Systems Corp.	16,414	266
* Selectica, Inc.	101,529	254
* Leadis Technology Inc.	45,620	252
* Zomax Inc.	163,740	251
* EasyLink Services Corp.	363,690	244
* CPI International, Inc.	16,686	242
* Somera Communications, Inc.	56,997	242
* Catalyst Semiconductor, Inc.	66,277	241
*^ Digital Angel Corp.	76,650	238
* DataTRAK International Inc.	32,491	234
TSR, Inc.	53,636	232
* deltathree, Inc.	99,618	231
* Delphax Technologies, Inc.	81,502	226
* Phoenix Technologies Ltd.	46,971	226
* Interlink Electronics Inc.	69,789	218
* Overland Storage, Inc.	32,429	217
*^ NeoMagic Corp.	67,528	213
*^ Zix Corp.	252,763	212
* Onvia.com, Inc.	39,827	211
*^ Global ePoint, Inc.	103,957	208
*^ LightPath Technologies, Inc. Class A	51,041	207
* Icad Inc.	130,355	206
* AuthentiDate Holding Corp.	76,529	203
* InterVideo Inc.	20,798	203
* LogicVision, Inc.	117,053	199
* En Pointe Technologies, Inc.	116,789	190
Mesa Laboratories, Inc.	12,102	188
*^ SAFLINK Corp.	507,801	188
*^ Atari, Inc.	321,029	183
* SteelCloud Inc.	226,289	181
* Digimarc Corp.	28,930	178
* Synplicity, Inc.	30,306	178
*^ On2 Technologies, Inc.	245,535	169
* BSQUARE Corp.	75,959	168
* Innodata Isogen, Inc.	64,325	163
* Intraware, Inc.	26,402	161
Bel Fuse, Inc. Class A	5,719	155
*^ Telecommunication Systems, Inc.	64,967	155
* RAE Systems, Inc.	38,500	154
* TII Network Technologies, Inc.	47,798	154
* Sunrise Telecom Inc.	65,460	148
* InsWeb Corp.	55,315	145
*^ IPIX Corp.	165,395	143
* Versant Corp.	21,333	143
* Technology Solutions Co.	15,243	141
* Data I/O Corp.	45,421	140
* Pervasive Software Inc.	33,466	135
* Stratos International Inc.	19,320	132
* OYO Geospace Corp.	2,173	124
*^ JMAR Technologies, Inc.	175,788	113
*^ Verso Technologies, Inc.	105,779	109
* Evolving Systems, Inc.	83,044	105
* Firstwave Technologies, Inc.	49,096	105
* Cascade Microtech, Inc.	9,100	104
* Website Pros, Inc.	9,761	100
*^ Cosine Communications, Inc.	34,812	91
*^ Majesco Entertainment Co.	54,532	89
* GSE Systems, Inc.	21,570	88
* Callidus Software Inc.	16,436	87
* American Access Technologies Inc.	77,800	82
Richardson Electronics, Ltd.	11,090	82
* Pfsweb Inc.	73,541	74
*^ Loudeye Corp.	28,915	65
* Liquidity Services, Inc.	4,000	62
*^ Superconductor Technologies Inc.	28,286	58
* eMerge Interactive, Inc. Class A	24,419	55
Frequency Electronics, Inc.	4,000	52
* Suntron Corp.	34,866	50
* Bell Industries, Inc.	17,500	49
* Verticalnet, Inc.	36,457	47
* Cognitronics Corp.	18,400	44
* Think Partnership Inc.	22,900	40
* MakeMusic! Inc.	8,096	39
*^ VCampus Corp.	38,990	12
* ISCO International, Inc.	18,000	6
* Conolog Corp.	13,046	5
* Eagle Broadband, Inc.	4,364	5
* Simulations Plus, Inc.	800	3
* Analytical Surveys, Inc.	2,531	2
* Media 100 Inc.	162,889	1
* Radview Software Ltd.	9,000	1
* Synergy Brands Inc.	25	-
* US Dataworks Inc.	100	-

		1,662,087

Materials (4.1%)
Lyondell Chemical Co.	822,016	18,627
Martin Marietta Materials, Inc.	182,830	16,665
Sonoco Products Co.	396,526	12,550
Commercial Metals Co.	482,234	12,393
Steel Dynamics, Inc.	173,367	11,397
Lubrizol Corp.	274,022	10,920
Valspar Corp.	408,325	10,784
Reliance Steel&Aluminum Co.	126,661	10,507
* Crown Holdings, Inc.	671,726	10,459
Carpenter Technology Corp.	88,707	10,246
FMC Corp.	156,729	10,092
Airgas, Inc.	270,127	10,062
Eagle Materials, Inc.	201,775	9,584
* Titanium Metals Corp.	278,336	9,569
Florida Rock Industries, Inc.	189,659	9,420
Chemtura Corp.	962,529	8,990
Cabot Corp.	254,224	8,776
Cytec Industries, Inc.	162,275	8,708
RPM International, Inc.	475,193	8,553
*^ The Mosaic Co.	530,934	8,309
* Smurfit-Stone Container Corp.	754,419	8,253
Scotts Miracle-Gro Co.	180,721	7,648
Albemarle Corp.	155,447	7,443
* Oregon Steel Mills, Inc.	143,452	7,267
Cleveland-Cliffs Inc.	88,551	7,021
AptarGroup Inc.	141,307	7,010
Greif Inc. Class A	92,907	6,964
* Chaparral Steel Co.	92,345	6,651
* Owens-Illinois, Inc.	393,345	6,592
Quanex Corp.	152,335	6,561
* AK Steel Corp.	442,191	6,116
Worthington Industries, Inc.	287,526	6,024
* Aleris International Inc.	125,708	5,764
* Coeur d'Alene Mines Corp.	1,115,242	5,364
Packaging Corp. of America	243,077	5,353
Olin Corp.	289,812	5,196
H.B. Fuller Co.	117,988	5,141
Bowater Inc.	224,538	5,108
* RTI International Metals, Inc.	91,214	5,093
Texas Industries, Inc.	95,892	5,092
* Headwaters Inc.	169,678	4,337
* Huntsman Corp.	249,080	4,314
Minerals Technologies, Inc.	80,223	4,172
Celanese Corp. Series A	204,192	4,170
Sensient Technologies Corp.	189,079	3,954
* Nalco Holding Co.	206,516	3,641
* OM Group, Inc.	117,680	3,630
Arch Chemicals, Inc.	96,200	3,468
Gibraltar Industries Inc.	119,294	3,460
Georgia Gulf Corp.	137,521	3,441
Silgan Holdings, Inc.	89,703	3,320
* Century Aluminum Co.	92,224	3,291
* PolyOne Corp.	371,724	3,264
Compass Minerals International	128,255	3,200
Schnitzer Steel Industries, Inc. Class A	86,037	3,053
MacDermid, Inc.	101,273	2,917
* Symyx Technologies, Inc.	117,890	2,847
Glatfelter	178,548	2,834
Ryerson Tull, Inc.	104,502	2,822
Deltic Timber Corp.	49,894	2,813
NewMarket Corp.	56,048	2,750
Ferro Corp.	170,674	2,724
A. Schulman Inc.	118,100	2,703
*^ W.R. Grace&Co.	221,649	2,593
Wausau Paper Corp.	206,218	2,567
CF Industries Holdings, Inc.	170,442	2,431
AMCOL International Corp.	86,885	2,289
* Hecla Mining Co.	415,669	2,182
Myers Industries, Inc.	124,594	2,142
* Stillwater Mining Co.	167,030	2,118
^ Royal Gold, Inc.	75,478	2,100
Tronox Inc. Class B	159,302	2,098
Spartech Corp.	90,582	2,047
Westlake Chemical Corp.	67,566	2,013
*^ Zoltek Cos., Inc.	64,801	1,937
Metal Management, Inc.	62,105	1,902
A.M. Castle&Co.	58,867	1,898
* Rockwood Holdings, Inc.	69,100	1,590
Neenah Paper Inc.	51,558	1,570
* Brush Engineered Materials Inc.	74,278	1,549
Rock-Tenn Co.	96,489	1,539
* Terra Industries, Inc.	237,026	1,510
Olympic Steel, Inc.	41,687	1,475
* Graphic Packaging Corp.	372,605	1,412
* Pioneer Cos., Inc.	50,358	1,374
Schweitzer-Mauduit International, Inc.	60,745	1,315
* U.S. Concrete, Inc.	118,782	1,313
* Universal Stainless&Alloy Products, Inc.	38,907	1,139
* Omnova Solutions Inc.	189,096	1,074
* AEP Industries, Inc.	31,333	1,047
* Wheeling-Pittsburgh Corp.	50,829	1,011
* Buckeye Technology, Inc.	129,205	987
Steel Technologies, Inc.	47,970	933
* Caraustar Industries, Inc.	102,261	920
Calgon Carbon Corp.	146,952	895
*^ Nonophase Technologies Corp.	122,049	884
^ American Vanguard Corp.	55,892	865
Chesapeake Corp. of Virginia	50,594	830
NN, Inc.	64,826	801
* Northwest Pipe Co.	30,805	779
Penford Corp.	45,513	769
^ NL Industries, Inc.	70,748	761
Bairnco Corp.	64,100	752
* Lesco, Inc.	44,246	688
* Material Sciences Corp.	75,940	686
Balchem Corp.	27,479	618
Stepan Co.	18,007	569
* Maxxam Inc.	19,691	552
Quaker Chemical Corp.	26,022	487
Wellman, Inc.	110,627	447
* Mod-Pac Corp.	42,737	425
* Landec Corp.	43,591	403
Pope&Talbot, Inc.	64,607	403
Koppers Holdings, Inc.	19,800	396
* TOR Minerals International, Inc.	153,209	329
Nevada Chemicals, Inc.	36,825	328
* ICO, Inc.	64,580	318
Rock of Ages Corp.	65,442	317
Hawkins, Inc.	20,963	294
Great Northern Iron Ore	2,400	267
* Flotek Industries, Inc.	16,700	260
^ Empire Resources Inc.	14,000	185
* Eden Bioscience Corp.	90,059	171
*^ Canyon Resources Corp.	136,500	139
* ADA-ES Inc	8,053	138
CPAC, Inc.	15,965	90
* United States Lime&Mineral	1,800	59

		487,377

Telecommunication Services (1.5%)
* NII Holdings Inc.	500,490	28,218
* Crown Castle International Corp.	610,668	21,092
* American Tower Corp. Class A	419,831	13,065
Telephone&Data Systems, Inc.	264,269	10,941
* SBA Communications Corp.	412,914	10,794
* U.S. Cellular Corp.	101,264	6,137
Telephone&Data Systems, Inc. - Special Common Shar	147,351	5,732
PanAmSat Holding Corp.	201,762	5,042
* NeuStar, Inc. Class A	146,266	4,936
* Dobson Communications Corp.	598,730	4,628
*^ Level 3 Communications, Inc.	1,001,940	4,449
* Leap Wireless International, Inc.	88,632	4,206
* Cincinnati Bell Inc.	991,610	4,066
* Time Warner Telecom Inc.	269,477	4,002
* UbiquiTel Inc.	288,381	2,982
Commonwealth Telephone Enterprises, Inc.	87,757	2,910
* Broadwing Corp.	279,314	2,891
* iPCS, Inc.	53,780	2,598
* General Communication, Inc.	197,648	2,435
Iowa Telecommunications Services Inc.	107,093	2,026
* Syniverse Holdings Inc.	136,016	1,999
FairPoint Communications, Inc.	134,810	1,941
*^ Covad Communications Group, Inc.	954,800	1,919
USA Mobility, Inc.	107,117	1,778
* Premiere Global Services, Inc.	218,410	1,649
* IDT Corp. Class B	118,743	1,637
Valor Communications Group, Inc.	129,835	1,487
North Pittsburgh Systems, Inc.	42,953	1,184
Alaska Communications Systems Holdings, Inc.	80,333	1,016
Consolidated Communications Holdings, Inc.	60,254	1,002
CT Communications, Inc.	42,276	967
Surewest Communications	50,047	967
Centennial Communications Corp. Class A	181,469	944
Hector Communications Corp.	23,309	817
* Cogent Communications Group, Inc.	86,947	815
* @ Road, Inc.	138,284	763
Shenandoah Telecommunications Co.	16,188	761
*^ US LEC Corp. Class A	229,670	749
* Rural Cellular Corp. Class A	57,582	633
*^ InPhonic, Inc.	93,751	591
* LCC International, Inc. Class A	141,699	529
* Talk America Holdings, Inc.	79,277	491
* Wireless Facilities, Inc.	174,100	479
*^ First Avenue Networks, Inc.	43,400	472
* Mpower Holding Corp.	242,300	453
D&E Communications, Inc.	33,192	360
* Arbinet Holdings, Inc.	63,309	355
* NTELOS Holdings Corp.	23,848	345
Warwick Valley Telephone Co.	16,870	329
* Echelon Telecom, Inc.	19,600	303
*^ Boston Communications Group, Inc.	228,908	282
*^ Cbeyond Communications, Inc.	11,838	258
* XETA Technologies Inc.	89,314	246
Hickory Tech Corp.	32,464	227
* Suncom Wireless Holdings, Inc. Class A	146,659	220
*^ Primus Telecommunications Group, Inc.	324,398	182
* Metro One Telecommunications, Inc.	234,866	155
*^ Multiband Corp.	145,215	144
* Pac-West Telecom, Inc.	199,700	114
* IDT Corp.	7,368	97
*^ Fusion Telecommunications International, Inc.	35,700	71
* FiberNet Telecom Group, Inc.	32,927	70
* GoAmerica, Inc.	2,302	7
* Trinsic Inc.	4,606	2

		172,960

Utilities (4.6%)
* Mirant Corp.	1,382,514	37,051
Questar Corp.	342,292	27,551
Wisconsin Energy Corp.	469,252	18,911
Pepco Holdings, Inc.	762,527	17,980
SCANA Corp.	462,316	17,836
MDU Resources Group, Inc.	481,026	17,610
* NRG Energy, Inc.	340,145	16,388
Equitable Resources, Inc.	482,547	16,165
Alliant Energy Corp.	470,722	16,146
ONEOK, Inc.	470,105	16,002
* Reliant Energy, Inc.	1,227,892	14,710
Energy East Corp.	592,214	14,172
DPL Inc.	486,853	13,048
OGE Energy Corp.	363,501	12,733
Northeast Utilities	615,480	12,722
NSTAR	428,395	12,252
AGL Resources Inc.	312,403	11,909
Aqua America, Inc.	518,727	11,822
National Fuel Gas Co.	336,370	11,820
Energen Corp.	294,293	11,304
* Sierra Pacific Resources	805,693	11,280
Southern Union Co.	393,994	10,661
UGI Corp. Holding Co.	422,005	10,390
Puget Energy, Inc.	464,954	9,987
Hawaiian Electric Industries Inc.	325,251	9,078
Atmos Energy Corp.	325,083	9,073
Great Plains Energy, Inc.	318,633	8,877
Vectren Corp.	305,751	8,332
WPS Resources Corp.	161,452	8,008
Westar Energy, Inc.	349,201	7,351
Piedmont Natural Gas, Inc.	301,625	7,329
PNM Resources Inc.	275,996	6,889
* Aquila, Inc.	1,499,869	6,314
IDACORP, Inc.	171,595	5,884
ALLETE, Inc.	121,403	5,748
WGL Holdings Inc.	195,866	5,670
New Jersey Resources Corp.	112,226	5,250
Duquesne Light Holdings, Inc.	314,309	5,167
Southwest Gas Corp.	160,557	5,032
NorthWestern Corp.	143,519	4,930
Cleco Corp.	202,123	4,699
Black Hills Corp.	133,135	4,571
Avista Corp.	195,993	4,475
UniSource Energy Corp.	140,412	4,374
Northwest Natural Gas Co.	110,698	4,099
* El Paso Electric Co.	194,169	3,914
Otter Tail Corp.	118,049	3,226
South Jersey Industries, Inc.	117,123	3,208
The Laclede Group, Inc.	85,557	2,940
UIL Holdings Corp.	52,027	2,929
CH Energy Group, Inc.	54,308	2,607
MGE Energy, Inc.	81,951	2,553
American States Water Co.	71,174	2,537
California Water Service Group	69,403	2,480
Empire District Electric Co.	119,434	2,454
Ormat Technologies Inc.	49,526	1,889
SJW Corp.	52,718	1,342
^ Southwest Water Co.	97,434	1,166
ITC Holdings Corp.	43,800	1,164
Connecticut Water Services, Inc.	46,599	1,091
EnergySouth, Inc.	33,377	1,042
Cascade Natural Gas Corp.	45,522	960
* Cadiz Inc	54,400	925
Green Mountain Power Corp.	23,127	786
Chesapeake Utilities Corp.	26,082	785
* Semco Energy Inc.	139,599	776
Middlesex Water Co.	40,065	758
Central Vermont Public Service Corp.	36,610	677
UNITILI Corp.	23,826	573
Maine&Maritimes Corp.	27,125	423
York Water Co.	11,424	273
Artesian resources Corp Class A	1,628	47
BIW Ltd.	2,200	40
* Pure Cycle Corp.	2,100	22

		545,187

Total Common Stocks
(Cost $9,663,972)		11,811,982

Temporary Cash Investments (4.9%)1

Money Market Fund (4.8%)

[2] Vanguard Market Liquidity Fund, 5.136%	75,877,905	75,878
[2] Vanguard Market Liquidity Fund, 5.136%	500,145,651	500,146

		576,024

	Face
	Amount
	($000)

U.S. Agency Obligation (0.1%)

[3] Federal National Mortgage Assn
[4] 5.310%, 9/20/06	6,000	5,932

Total Temporary Cash Investments
(Cost $581,953)		581,956

Total Investments (104.3%)
(Cost $10,245,925)		12,393,938

Other Assets and Liabilities-Net (-4.3%)		(507,272)

Net Assets (100%)		11,886,666

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $5,932,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Vanguard Total Stock Market Index Fund Schedule of Investments June 30, 2006
	Shares	Market Value ($000)

Common Stocks (99.5%)[1]

Consumer Discretionary (11.3%)
Time Warner, Inc.	21,965,444	380,002
Home Depot, Inc.	10,529,356	376,846
The Walt Disney Co.	10,409,393	312,282
* Comcast Corp. Class A	9,529,896	312,009
News Corp., Class A	11,977,181	229,722
Lowe's Cos., Inc.	3,704,433	224,748
McDonald's Corp.	6,251,373	210,046
Target Corp.	4,131,016	201,883
* Starbucks Corp.	3,797,456	143,392
Best Buy Co., Inc.	2,083,535	114,261
* Viacom Inc. Class B	3,153,781	113,032
Federated Department Stores, Inc.	2,709,518	99,168
Carnival Corp.	2,223,184	92,796
The McGraw-Hill Cos., Inc.	1,828,276	91,834
* Kohl's Corp.	1,546,524	91,430
Staples, Inc.	3,626,958	88,208
CBS Corp.	3,156,184	85,375
Johnson Controls, Inc.	966,772	79,488
Omnicom Group Inc.	889,489	79,245
J.C. Penney Co., Inc. (Holding Co.)	1,159,864	78,302
Clear Channel Communications, Inc.	2,423,762	75,015
Harley-Davidson, Inc.	1,356,305	74,448
NIKE, Inc. Class B	915,998	74,196
Yum! Brands, Inc.	1,362,035	68,469
* Sears Holdings Corp.	435,823	67,483
^ General Motors Corp.	2,252,515	67,102
Marriott International, Inc. Class A	1,738,286	66,263
Gannett Co., Inc.	1,184,485	66,248
Starwood Hotels & Resorts Worldwide, Inc.	1,080,965	65,225
International Game Technology	1,680,262	63,749
Ford Motor Co.	8,936,258	61,928
Harrah's Entertainment, Inc.	868,997	61,855
* Amazon.com, Inc.	1,558,400	60,279
* DIRECTV Group, Inc.	3,514,606	57,991
* Liberty Media-Interactive A	3,338,003	57,614
* Coach, Inc.	1,909,747	57,101
* Liberty Media Capital A	668,397	55,992
* Office Depot, Inc.	1,473,316	55,986
TJX Cos., Inc.	2,297,782	52,527
The Gap, Inc.	2,980,529	51,861
Fortune Brands, Inc.	729,728	51,818
Hilton Hotels Corp.	1,813,336	51,281
* Bed Bath & Beyond, Inc.	1,482,701	49,181
Limited Brands, Inc.	1,794,649	45,925
* Las Vegas Sands Corp.	530,083	41,272
Nordstrom, Inc.	1,072,944	39,162
* Apollo Group, Inc. Class A	732,149	37,830
H & R Block, Inc.	1,548,136	36,939
Genuine Parts Co.	859,750	35,817
* Univision Communications Inc.	1,060,629	35,531
Newell Rubbermaid, Inc.	1,365,791	35,278
Eastman Kodak Co.	1,429,082	33,984
Wendy's International, Inc.	575,687	33,557
NTL Inc.	1,342,810	33,436
D. R. Horton, Inc.	1,402,754	33,414
Black & Decker Corp.	385,129	32,528
Whirlpool Corp.	386,581	31,951
Mattel, Inc.	1,934,045	31,931
* EchoStar Communications Corp. Class A	1,025,119	31,584
Pulte Homes, Inc.	1,093,294	31,476
^ Garmin Ltd.	295,970	31,207
Centex Corp.	612,381	30,803
VF Corp.	440,842	29,942
*^ Sirius Satellite Radio, Inc.	6,229,231	29,589
* IAC/InterActiveCorp	1,099,467	29,125
Darden Restaurants Inc.	715,335	28,184
Sherwin-Williams Co.	577,061	27,399
^ Tribune Co.	832,863	27,010
Harman International Industries, Inc.	310,576	26,514
Lennar Corp. Class A	594,520	26,379
Michaels Stores, Inc.	632,647	26,090
* MGM Mirage, Inc.	638,317	26,043
* AutoZone Inc.	286,959	25,310
* Chico's FAS, Inc.	900,668	24,300
Abercrombie & Fitch Co.	436,258	24,182
Royal Caribbean Cruises, Ltd.	631,234	24,145
Circuit City Stores, Inc.	881,760	24,002
* Comcast Corp. Special Class A	717,335	23,514
Tiffany & Co.	709,615	23,431
* Liberty Global, Inc. Class A	1,080,188	23,224
* Lamar Advertising Co. Class A	427,319	23,015
Cablevision Systems NY Group Class A	1,068,787	22,925
American Eagle Outfitters, Inc.	670,554	22,826
Leggett & Platt, Inc.	908,377	22,691
GTECH Holdings Corp.	634,947	22,083
Washington Post Co. Class B	27,498	21,449
* Liberty Global, Inc. Series C	1,031,392	21,216
Dollar General Corp.	1,497,169	20,930
Ross Stores, Inc.	720,973	20,223
Liz Claiborne, Inc.	525,590	19,478
E.W. Scripps Co. Class A	444,095	19,158
Foot Locker, Inc.	776,089	19,006
* Mohawk Industries, Inc.	269,448	18,956
* XM Satellite Radio Holdings, Inc.	1,289,384	18,889
BorgWarner, Inc.	285,950	18,615
* Discovery Holding Co. Class A	1,269,934	18,579
* CarMax, Inc.	522,277	18,520
Station Casinos, Inc.	270,972	18,448
*^ Wynn Resorts Ltd.	249,317	18,275
Jones Apparel Group, Inc.	571,405	18,165
* Expedia, Inc.	1,211,556	18,137
KB Home	395,159	18,118
Family Dollar Stores, Inc.	737,328	18,013
PETsMART, Inc.	701,481	17,958
*^ Interpublic Group of Cos., Inc.	2,144,721	17,908
The Stanley Works	374,634	17,690
Polo Ralph Lauren Corp.	307,577	16,886
New York Times Co. Class A	685,187	16,814
* Getty Images, Inc.	264,242	16,782
Williams-Sonoma, Inc.	488,873	16,646
* AutoNation, Inc.	743,336	15,937
* AnnTaylor Stores Corp.	362,845	15,740
Brunswick Corp.	472,649	15,716
Advance Auto Parts, Inc.	539,471	15,591
Brinker International, Inc.	427,444	15,516
ServiceMaster Co.	1,462,355	15,106
* ITT Educational Services, Inc.	228,633	15,046
* Toll Brothers, Inc.	582,360	14,891
* O'Reilly Automotive, Inc.	475,670	14,836
* Career Education Corp.	489,641	14,635
Hasbro, Inc.	800,868	14,504
OfficeMax, Inc.	354,499	14,446
* Penn National Gaming, Inc.	355,993	13,805
* R.H. Donnelley Corp.	255,068	13,792
* Dollar Tree Stores, Inc.	505,002	13,383
* Scientific Games Corp.	339,700	12,100
Service Corp. International	1,477,142	12,024
* NVR, Inc.	24,285	11,930
OSI Restaurant Partners, Inc.	340,072	11,766
SCP Pool Corp.	263,700	11,505
Claire's Stores, Inc.	447,945	11,427
Snap-On Inc.	278,133	11,242
^ The McClatchy Co. Class A	278,568	11,176
Choice Hotel International, Inc.	180,135	10,916
Phillips-Van Heusen Corp.	276,425	10,548
Weight Watchers International, Inc.	252,124	10,309
Gentex Corp.	736,030	10,304
Barnes & Noble, Inc.	280,449	10,236
Dillard's Inc.	318,284	10,137
* Laureate Education Inc.	237,728	10,134
* The Cheesecake Factory Inc.	373,989	10,079
* Panera Bread Co.	149,073	10,024
Saks Inc.	607,946	9,830
* Big Lots Inc.	572,807	9,784
Beazer Homes USA, Inc.	207,762	9,530
*^ Nutri/System Inc.	151,745	9,428
* Tractor Supply Co.	170,075	9,400
Meredith Corp.	189,578	9,392
* Aztar Corp.	180,314	9,369
* Payless ShoeSource, Inc.	344,464	9,359
Dow Jones & Co., Inc.	267,050	9,349
* Sonic Corp.	445,432	9,261
Boyd Gaming Corp.	224,880	9,076
RadioShack Corp.	645,242	9,033
Thor Industries, Inc.	185,163	8,971
Polaris Industries, Inc.	207,060	8,966
* The Goodyear Tire & Rubber Co.	797,065	8,847
* Gaylord Entertainment Co.	202,611	8,842
* Rent-A-Center, Inc.	355,030	8,826
MDC Holdings, Inc.	168,313	8,740
* Urban Outfitters, Inc.	497,173	8,696
Standard Pacific Corp.	338,256	8,693
Ryland Group, Inc.	197,108	8,588
Regis Corp.	228,950	8,153
* Aeropostale, Inc.	274,096	7,919
^ Lear Corp.	339,728	7,545
* Quiksilver, Inc.	613,424	7,472
* Coldwater Creek Inc.	279,132	7,470
* Pinnacle Entertainment, Inc.	241,988	7,417
* Jarden Corp.	240,719	7,330
Orient-Express Hotel Ltd.	188,023	7,303
* GameStop Corp. Class A	172,514	7,246
* Dick's Sporting Goods, Inc.	182,434	7,224
Men's Wearhouse, Inc.	238,322	7,221
Applebee's International, Inc.	372,537	7,160
Belo Corp. Class A	455,975	7,113
Ruby Tuesday, Inc.	290,902	7,101
International Speedway Corp.	150,434	6,976
* Jack in the Box Inc.	176,021	6,900
* Charming Shoppes, Inc.	613,831	6,899
Harte-Hanks, Inc.	264,094	6,771
* Timberland Co.	259,310	6,768
* The Children's Place Retail Stores, Inc.	112,402	6,750
* Viacom Inc. Class A	187,325	6,734
* Pacific Sunwear of California, Inc.	374,187	6,709
* DeVry, Inc.	303,427	6,666
Strayer Education, Inc.	68,282	6,632
Catalina Marketing Corp.	231,212	6,580
* Sotheby's Holdings Class A	249,850	6,559
* Under Armour, Inc.	152,990	6,520
Reader's Digest Association, Inc.	463,591	6,472
* Marvel Entertainment, Inc.	321,185	6,424
* Too Inc.	166,915	6,408
John Wiley & Sons Class A	189,993	6,308
American Greetings Corp. Class A	299,440	6,291
* The Pantry, Inc.	108,861	6,264
* Corinthian Colleges, Inc.	435,281	6,251
*^ Select Comfort Corp.	271,815	6,244
Borders Group, Inc.	337,232	6,225
Group 1 Automotive, Inc.	108,900	6,135
* Tenneco Automotive, Inc.	235,297	6,118
Warner Music Group Corp.	207,496	6,117
Wolverine World Wide, Inc.	261,995	6,112
*^ Netflix.com, Inc.	224,113	6,098
Arbitron Inc.	156,667	6,005
* Zale Corp.	247,122	5,953
Christopher & Banks Corp.	204,704	5,936
* The Dress Barn, Inc.	231,988	5,881
* Guitar Center, Inc.	132,092	5,874
* The Gymboree Corp.	166,201	5,777
* Meritage Corp.	122,035	5,766
* Carter's, Inc.	217,770	5,756
Ethan Allen Interiors, Inc.	156,655	5,726
Bob Evans Farms, Inc.	189,465	5,686
* Valassis Communications, Inc.	240,862	5,682
*^ Shuffle Master, Inc.	173,322	5,681
Jackson Hewitt Tax Service Inc.	180,490	5,658
* CEC Entertainment Inc.	173,639	5,577
Tupperware Corp.	282,995	5,572
The Yankee Candle Co., Inc.	221,167	5,531
Matthews International Corp.	160,335	5,527
* Live Nation	270,876	5,515
* PETCO Animal Supplies, Inc.	268,517	5,486
* Bright Horizons Family Solutions, Inc.	143,353	5,403
^ Winnebago Industries, Inc.	171,354	5,319
ArvinMeritor, Inc.	307,612	5,288
CBRL Group, Inc.	155,142	5,262
* P.F. Chang's China Bistro, Inc.	137,569	5,230
Lee Enterprises, Inc.	190,745	5,141
CBS Corp. Class A	187,325	5,069
^ Furniture Brands International Inc.	240,848	5,019
^ Regal Entertainment Group Class A	243,881	4,956
^ Building Materials Holding Corp.	174,377	4,860
* Rare Hospitality International Inc.	165,387	4,757
* Visteon Corp.	655,213	4,724
* GameStop Corp. Class B	137,867	4,722
^ CKE Restaurants Inc.	283,541	4,710
ADVO, Inc.	189,988	4,676
Callaway Golf Co.	355,426	4,617
Cato Corp. Class A	176,309	4,558
* DreamWorks Animation SKG, Inc.	198,644	4,549
Brown Shoe Co., Inc.	132,386	4,512
Aaron Rents, Inc. Class B	166,120	4,465
* Hibbett Sporting Goods, Inc.	184,277	4,404
* Scholastic Corp.	165,336	4,294
Kellwood Co.	146,290	4,282
* Hovnanian Enterprises Inc. Class A	142,217	4,278
* Champion Enterprises, Inc.	386,191	4,264
Modine Manufacturing Co.	181,743	4,246
* Life Time Fitness, Inc.	91,378	4,228
Media General, Inc. Class A	100,335	4,203
* Fossil, Inc.	231,474	4,169
Stage Stores, Inc.	124,623	4,113
IHOP Corp.	85,106	4,092
Entercom Communications Corp.	156,229	4,087
United Auto Group, Inc.	186,734	3,987
*^ Blockbuster Inc. Class A	799,025	3,979
* The Warnaco Group, Inc.	212,516	3,970
* LKQ Corp.	208,236	3,956
K-Swiss, Inc.	146,625	3,915
* TRW Automotive Holdings Corp.	140,073	3,821
* RCN Corp.	153,259	3,821
* Vail Resorts Inc.	101,532	3,767
* Guess ?, Inc.	89,028	3,717
* Gemstar-TV Guide International, Inc.	1,030,394	3,627
Landry's Restaurants, Inc.	111,513	3,619
* Bally Technologies Inc.	213,593	3,518
* Genesco, Inc.	103,325	3,500
* Papa John's International, Inc.	104,921	3,483
* priceline.com, Inc.	115,904	3,461
Domino's Pizza, Inc.	138,504	3,427
* Alderwoods Group, Inc.	176,049	3,426
^ Cooper Tire & Rubber Co.	307,242	3,423
American Axle & Manufacturing Holdings, Inc.	196,961	3,370
* Interactive Data Corp.	167,118	3,357
^ La-Z-Boy Inc.	239,122	3,348
*^ WCI Communities, Inc.	163,891	3,301
*^ Tempur-Pedic International Inc.	238,367	3,220
* Zumiez Inc.	85,422	3,209
^ Nautilus Inc.	203,818	3,202
* Red Robin Gourmet Burgers, Inc.	75,206	3,201
* Cox Radio, Inc.	221,203	3,190
*^ Cabela's Inc.	160,849	3,098
* Helen of Troy Ltd.	168,276	3,096
* Keystone Automotive Industries, Inc.	73,199	3,090
Sonic Automotive, Inc.	139,325	3,090
* VistaPrint Ltd.	115,179	3,080
* RC2 Corp.	76,222	2,947
* Ryan's Restaurant Group, Inc.	246,210	2,932
*^ Six Flags, Inc.	521,466	2,931
* Iconix Brand Group Inc.	179,203	2,928
* Interface, Inc.	253,899	2,907
* WMS Industries, Inc.	104,015	2,849
* Columbia Sportswear Co.	62,946	2,849
* Entravision Communications Corp.	327,163	2,804
The Pep Boys (Manny, Moe & Jack)	237,156	2,782
Pier 1 Imports Inc.	394,725	2,755
* Source Interlink Cos., Inc.	230,634	2,745
Hearst-Argyle Television Inc.	124,336	2,743
* 99 Cents Only Stores	257,658	2,695
Russell Corp.	147,018	2,670
*^ Krispy Kreme Doughnuts, Inc.	324,343	2,640
Oxford Industries, Inc.	65,944	2,599
Speedway Motorsports, Inc.	68,858	2,599
* Hot Topic, Inc.	222,655	2,563
* Texas Roadhouse, Inc.	189,512	2,562
Stewart Enterprises, Inc. Class A	443,337	2,549
* Vertrue Inc.	59,228	2,549
Ameristar Casinos, Inc.	130,861	2,545
* Steiner Leisure Ltd.	64,142	2,536
Steven Madden, Ltd.	85,530	2,533
Westwood One, Inc.	337,057	2,528
Lone Star Steakhouse & Saloon, Inc.	96,266	2,525
* CSK Auto Corp.	210,248	2,517
Movado Group, Inc.	108,419	2,488
* Skechers U.S.A., Inc.	102,749	2,477
Hollinger International, Inc.	305,521	2,453
*^ Cumulus Media Inc.	224,957	2,400
The Stride Rite Corp.	179,701	2,370
Finish Line, Inc.	198,556	2,349
Blyth, Inc.	125,942	2,325
* Volcom, Inc.	72,659	2,324
* Emmis Communications, Inc.	148,452	2,322
* California Pizza Kitchen, Inc.	84,035	2,309
Big 5 Sporting Goods Corp.	118,003	2,301
* Charlotte Russe Holding Inc.	95,741	2,292
^ Brookfield Homes Corp.	68,917	2,271
* JAKKS Pacific, Inc.	111,054	2,231
* Aftermarket Technology Corp.	89,121	2,215
* MarineMax, Inc.	83,127	2,180
* Stamps.com Inc.	77,921	2,168
* Denny's Corp.	586,242	2,163
* Midas Inc.	116,820	2,149
* Universal Technical Institute Inc.	95,804	2,110
Fred's, Inc.	157,027	2,096
Kimball International, Inc. Class B	106,340	2,096
* CKX, Inc.	153,078	2,077
*^ Martha Stewart Living Omnimedia, Inc.	124,225	2,076
Lithia Motors, Inc.	68,247	2,069
Oakley, Inc.	121,803	2,052
* K2 Inc.	186,991	2,046
*^ Blue Nile Inc.	63,367	2,038
*^ Progressive Gaming International Corp.	259,208	2,022
Citadel Broadcasting Corp.	225,916	2,011
^ Pre-Paid Legal Services, Inc.	58,149	2,006
* Isle of Capri Casinos, Inc.	78,173	2,005
*^ TiVo Inc.	280,174	2,003
* Blount International, Inc.	166,408	2,000
Talbots Inc.	108,233	1,997
* Trump Entertainment Resorts, Inc.	98,771	1,990
The Marcus Corp.	94,243	1,968
* Deckers Outdoor Corp.	50,535	1,949
^ Tuesday Morning Corp.	147,894	1,945
*^ Jos. A. Bank Clothiers, Inc.	81,050	1,942
* Fleetwood Enterprises, Inc.	257,319	1,940
* Monarch Casino & Resort, Inc.	68,778	1,934
* A.C. Moore Arts & Crafts, Inc.	118,472	1,932
* DSW Inc. Class A	52,729	1,920
*^ Restoration Hardware, Inc.	266,338	1,912
Stein Mart, Inc.	128,984	1,909
*^ Bally Total Fitness Holding Corp.	276,108	1,872
* Drew Industries, Inc.	57,757	1,871
Triarc Cos., Inc. Class B	119,299	1,865
* Impco Technologies Inc.	173,803	1,854
^ Superior Industries International, Inc.	101,038	1,848
* Mediacom Communications Corp.	296,492	1,847
* Radio One, Inc.	243,341	1,825
* Steak n Shake Co.	115,578	1,750
* GSI Commerce, Inc.	128,890	1,744
Ambassadors Group, Inc.	60,255	1,740
Journal Communications, Inc.	154,101	1,732
* Cache, Inc.	96,602	1,675
* drugstore.com, Inc.	573,944	1,664
Sinclair Broadcast Group, Inc.	194,268	1,663
* Charter Communications, Inc.	1,470,185	1,661
*^ Retail Ventures, Inc.	93,045	1,658
Courier Corp.	41,153	1,647
The Buckle, Inc.	39,113	1,638
Journal Register Co.	181,458	1,626
* LodgeNet Entertainment Corp.	86,090	1,606
Cherokee Inc.	38,785	1,604
* Sunterra Corp.	155,840	1,596
Monaco Coach Corp.	124,581	1,582
M/I Homes, Inc.	44,898	1,575
* Cost Plus, Inc.	106,650	1,563
* O'Charley's Inc.	91,102	1,549
Dover Downs Gaming & Entertainment, Inc.	77,614	1,524
Monro Muffler Brake, Inc.	46,600	1,517
* The Wet Seal, Inc. Class A	309,070	1,508
* Casual Male Retail Group, Inc.	148,224	1,490
* Smith & Wesson Holding Corp.	179,460	1,475
* PRIMEDIA Inc.	799,511	1,463
* Asbury Automotive Group, Inc.	69,682	1,459
*^ Citi Trends Inc.	33,968	1,450
* PetMed Express, Inc.	132,074	1,449
* Buffalo Wild Wings Inc.	37,751	1,446
Sturm, Ruger & Co., Inc.	230,096	1,438
* Great Wolf Resorts, Inc.	119,507	1,435
*^ Palm Harbor Homes, Inc.	80,916	1,423
* ProQuest Co.	115,631	1,421
Lennar Corp. Class B	34,676	1,414
Bandag, Inc.	38,455	1,407
* Hayes Lemmerz International, Inc.	442,537	1,403
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	409,476	1,392
Churchill Downs, Inc.	37,026	1,387
* Youbet.com, Inc.	284,866	1,376
^ Charles & Colvard Ltd.	129,492	1,364
UniFirst Corp.	39,470	1,362
*^ Overstock.com, Inc.	62,767	1,334
* ValueVision Media, Inc.	120,486	1,329
* Radio One, Inc. Class D	178,692	1,322
Technical Olympic USA, Inc.	91,046	1,307
* Empire Resorts Inc.	187,755	1,305
^ Carmike Cinemas, Inc.	61,520	1,297
*^ Avatar Holding, Inc.	22,732	1,295
* Unifi, Inc.	446,338	1,294
* Salem Communications Corp.	98,520	1,282
* dELiA*S, Inc.	157,745	1,275
* Steinway Musical Instruments Inc.	51,852	1,271
* Strattec Security Corp.	25,425	1,266
Skyline Corp.	29,536	1,264
* Syms Corp.	68,187	1,255
bebe stores, inc	81,222	1,252
* Harris Interactive Inc.	219,704	1,252
*^ Leapfrog Enterprises, Inc.	123,795	1,250
* Morningstar, Inc.	29,651	1,230
World Wrestling Entertainment, Inc.	71,639	1,210
* Jo-Ann Stores, Inc.	82,549	1,209
* Cavco Industries, Inc.	27,056	1,202
Levitt Corp. Class A	74,764	1,196
Stanley Furniture Co., Inc.	49,539	1,187
* Audiovox Corp.	86,848	1,186
* Fisher Communications, Inc.	27,857	1,174
CPI Corp.	38,110	1,170
* AFC Enterprises, Inc.	90,740	1,157
National Presto Industries, Inc.	22,030	1,152
* Cosi, Inc.	184,808	1,151
*^ Multimedia Games Inc.	113,533	1,150
* Interstate Hotels & Resorts, Inc.	123,611	1,148
Gray Television, Inc.	198,215	1,148
* Luby's, Inc.	109,281	1,140
Kenneth Cole Productions, Inc.	50,906	1,137
Triarc Cos., Inc. Class A	69,353	1,133
* Playboy Enterprises, Inc. Class B	113,276	1,130
* Bluegreen Corp.	97,269	1,115
* Buca, Inc.	196,395	1,110
* Rent-Way, Inc.	148,284	1,094
* Lenox Group, Inc.	152,715	1,083
Arctic Cat, Inc.	55,364	1,080
Cadmus Communications Corp.	61,735	1,079
Bassett Furniture Industries, Inc.	57,962	1,073
*^ 1-800 Contacts, Inc.	71,518	1,073
Haverty Furniture Cos., Inc.	67,758	1,063
*^ Audible, Inc.	116,061	1,055
Tarragon Corporation	76,065	1,054
* MTR Gaming Group Inc.	110,623	1,038
Superior Uniform Group, Inc.	78,989	1,035
* Universal Electronics, Inc.	57,861	1,025
* BJ's Restaurants Inc.	45,830	1,024
* Ruth's Chris Steak House	49,995	1,021
* Benihana Inc. Class A	36,678	995
* Red Lion Hotels Corp.	90,713	993
CSS Industries, Inc.	34,545	993
* New York & Co., Inc.	100,631	983
* Spanish Broadcasting System, Inc.	189,869	970
* Conn's, Inc.	36,348	965
* McCormick & Schmick's Seafood Restaurants, Inc.	40,062	953
* Perry Ellis International Corp.	37,305	944
News Corp., Class B	46,684	942
* 1-800-FLOWERS.COM, Inc.	162,971	940
* Stoneridge, Inc.	111,385	924
*^ Escala Group, Inc.	194,494	910
Standard Motor Products, Inc.	108,568	905
* The Sportsman's Guide Inc.	29,527	901
* Tweeter Home Entertainment Group, Inc.	125,694	892
* Famous Dave's of America, Inc.	66,815	889
*^ West Marine, Inc.	65,507	883
Handleman Co.	107,937	880
* 4Kids Entertainment Inc.	54,203	879
* Gaiam, Inc.	61,823	867
* Lin TV Corp.	114,737	866
* Magna Entertainment Corp. Class A	164,509	865
* Exide Technologies	201,504	862
* Alloy, Inc.	81,761	858
* California Coastal Communities, Inc.	26,676	854
Spartan Motors, Inc.	55,371	852
* Mothers Work, Inc.	23,789	834
* Dorman Products, Inc.	70,144	826
*^ America's Car-Mart, Inc.	40,106	815
*^ Build-A-Bear-Workshop, Inc.	37,252	801
Cutter & Buck Inc.	69,732	800
Traffix, Inc.	144,514	779
Weyco Group, Inc.	32,897	764
* INVESTools Inc.	95,854	761
*^ Navarre Corp.	152,442	759
* Russ Berrie and Co., Inc.	61,684	756
* Ashworth, Inc.	81,354	732
Noble International, Ltd.	50,958	730
* Lodgian, Inc.	51,156	729
Coachmen Industries, Inc.	60,323	720
* Trans World Entertainment Corp.	99,692	720
* Educate, Inc.	93,537	716
Blair Corp.	23,593	702
^ Movie Gallery, Inc.	111,968	695
* Hartmarx Corp.	115,769	695
S&K Famous Brands Inc.	46,595	688
^ Escalade, Inc.	52,940	688
Libbey, Inc.	90,872	668
* The Princeton Review, Inc.	125,124	666
* Saga Communications, Inc.	72,674	658
Sauer-Danfoss, Inc.	25,871	658
Marine Products Corp.	67,069	653
* Shoe Carnival, Inc.	27,209	649
Bandag, Inc. Class A	20,731	643
* Daily Journal Corp.	16,429	636
* Regent Communications, Inc.	154,016	630
Lifetime Brands, Inc.	28,092	609
* Hastings Entertainment, Inc.	77,268	603
*^ Sharper Image Corp.	53,600	595
* Rentrak Corp.	59,607	588
* Hovnanian Enterprises	19,300	581
Bon-Ton Stores, Inc.	25,978	568
* GenTek, Inc.	20,600	553
Hallwood Group Inc.	4,900	549
* Riviera Holdings Corp.	26,470	548
*^ Design Within Reach Inc.	79,285	542
* Applica Inc.	121,734	538
* Wilsons The Leather Experts Inc.	130,523	536
* Nexstar Broadcasting Group, Inc.	109,655	526
*^ Home Solutions of America	81,300	502
* Proliance International Inc.	106,628	493
* The Dixie Group, Inc.	36,168	481
* Mity-Lite Inc.	26,247	475
*^ Private Media Group, Inc.	105,568	470
Orleans Homebuilders, Inc.	28,470	463
* Blockbuster Inc. Class B	104,887	460
Hooker Furniture Corp.	27,286	458
*^ Reading International Inc. Class A	56,841	453
* Virco Manufacturing Corp.	86,990	435
* Emerson Radio Corp.	135,771	432
Dover Motorsports, Inc.	71,458	419
*^ True Religion Apparel, Inc.	23,149	410
* Duckwall-ALCO Stores, Inc.	13,200	396
* Bombay Co.	157,833	382
Ambassadors International, Inc.	16,279	378
* Rubio's Restaurants, Inc.	44,164	375
* Systemax Inc.	47,148	368
* Young Broadcasting Inc.	117,067	368
* New Frontier Media, Inc.	51,071	366
Books-a-Million Inc.	21,838	364
* Benihana Inc.	13,000	354
* Pomeroy IT Solutions, Inc.	48,733	351
* Core-Mark Holding Co., Inc.	9,766	350
* REX Stores Corp.	24,259	348
* Hampshire Group, Ltd.	19,958	339
* Concorde Career College	17,321	332
* The Smith & Wollensky Restaurant Group, Inc.	72,905	331
* Johnson Outdoors Inc.	19,100	331
* Knology, Inc.	35,030	326
* Carriage Services, Inc.	69,914	321
Beasley Broadcast Group, Inc.	45,814	321
* Shiloh Industries, Inc.	20,661	311
* NTN Communications, Inc.	190,040	295
Knape & Vogt Manufacturing Co.	14,839	279
* Acme Communications, Inc.	54,000	274
Hancock Fabrics, Inc.	81,276	271
* Maidenform Brands, Inc.	22,007	271
* National R. V. Holdings, Inc.	48,475	262
* Century Casinos, Inc.	24,373	261
* Directed Electronics Inc.	19,576	257
* Outdoor Channel Holdings Inc.	24,727	255
*^ Fedders Corp.	105,182	255
*^ iRobot Corp.	10,213	254
* Nevada Gold & Casinos, Inc.	34,500	252
* Dura Automotive Systems, Inc.	132,974	249
* Finlay Enterprises, Inc.	29,106	247
Aaron Rents, Inc.	10,125	245
Cobra Electronics Corp.	25,400	240
* Friendly Ice Cream Corp.	29,793	229
*^ Pegasus Communications Corp.	90,383	224
Deb Shops, Inc.	9,220	222
*^ Mestek, Inc.	13,141	218
* Mossimo, Inc.	27,067	215
Craftmade International, Inc.	12,548	210
* G-III Apparel Group, Ltd.	21,400	208
* Catalina Lighting, Inc.	23,200	201
* Kirkland's, Inc.	38,345	201
* Digital Generation Systems, Inc.	36,849	198
* PC Mall, Inc.	30,250	192
* ION Media Networks, Inc.	197,451	182
*^ Gander Mountain Co.	31,121	180
* Fairchild Corp.	83,745	174
* Winmark Corp.	6,600	173
* Triple Crown Media, Inc.	19,152	166
* Champps Entertainment Inc.	24,773	163
*^ Dominion Homes, Inc.	18,022	162
*^ Salton, Inc.	66,200	157
*^ Syntax-Brillian Corp.	61,246	147
* Image Entertainment, Inc.	39,900	144
* Sport Chalet, Inc. Class A	16,775	138
*^ Tarrant Apparel Group, Inc.	69,976	136
Tandy Brands Accessories, Inc.	12,890	134
* Lazare Kaplan International, Inc.	13,648	113
Canterbury Park Holding Corp.	8,400	112
* Comstock Homebuilding Cos., Inc.	15,339	97
* Meade Instruments Corp.	37,425	92
* Rockford Corp.	21,790	91
* Concord Camera Corp.	120,706	77
* Emak Worldwide Inc.	13,900	67
*^ Interactive Systems Worldwide, Inc.	27,000	46
* Innovo Group Inc.	51,376	42
* Max & Erma's Restaurant, Inc.	4,800	40
* Quaker Fabric Corp.	28,900	39
* Tag-It Pacific, Inc.	32,250	22
* SPAR Group, Inc.	16,174	15
* Sport Chalet, Inc.	1,825	15
* EVCI Career Colleges Holding Corp.	20,405	14
* Hollywood Media Corp.	2,350	9
* Oakwood Homes Corp.	81,969	1
*^ Gadzooks, Inc.	257,226	1
* IAC InterActiveCorp Warrants Exp. 02/04/09	38	-
* Expedia Inc. Warrants Exp. 02/04/09	38	-

		8,158,452

Consumer Staples (8.1%)
The Procter & Gamble Co.	16,352,655	909,208
Altria Group, Inc.	10,362,394	760,911
Wal-Mart Stores, Inc.	12,431,012	598,802
PepsiCo, Inc.	8,236,981	494,548
The Coca-Cola Co.	10,595,299	455,810
Walgreen Co.	5,033,903	225,720
Anheuser-Busch Cos., Inc.	3,870,497	176,456
Colgate-Palmolive Co.	2,563,643	153,562
Kimberly-Clark Corp.	2,292,555	141,451
Costco Wholesale Corp.	2,354,785	134,529
CVS Corp.	4,067,093	124,860
Archer-Daniels-Midland Co.	2,928,952	120,907
Sysco Corp.	3,083,335	94,227
General Mills, Inc.	1,680,098	86,794
The Kroger Co.	3,433,919	75,065
Avon Products, Inc.	2,244,266	69,572
H.J. Heinz Co.	1,669,179	68,804
Kellogg Co.	1,312,922	63,585
Sara Lee Corp.	3,784,591	60,629
Safeway, Inc.	2,241,992	58,292
ConAgra Foods, Inc.	2,584,035	57,133
Reynolds American Inc.	441,543	50,910
The Hershey Co.	843,261	46,438
The Clorox Co.	748,502	45,636
Whole Foods Market, Inc.	693,224	44,810
Campbell Soup Co.	1,134,280	42,093
UST, Inc.	807,970	36,512
Kraft Foods Inc.	1,093,599	33,792
SuperValu Inc.	1,019,665	31,304
Bunge Ltd.	551,008	27,688
Coca-Cola Enterprises, Inc.	1,299,416	26,469
Wm. Wrigley Jr. Co.	580,018	26,310
* Dean Foods Co.	669,855	24,912
* Constellation Brands, Inc. Class A	984,548	24,614
Carolina Group	465,599	23,918
Molson Coors Brewing Co. Class B	349,206	23,704
Estee Lauder Cos. Class A	602,228	23,288
The Pepsi Bottling Group, Inc.	708,704	22,785
McCormick & Co., Inc.	589,474	19,777
Alberto-Culver Co. Class B	390,478	19,024
Tyson Foods, Inc.	1,202,685	17,872
* Energizer Holdings, Inc.	296,216	17,349
Brown-Forman Corp. Class B	228,254	16,309
* Hansen Natural Corp.	79,485	15,132
* Smithfield Foods, Inc.	498,646	14,376
Hormel Foods Corp.	377,376	14,016
J.M. Smucker Co.	277,397	12,400
Church & Dwight, Inc.	322,175	11,734
Corn Products International, Inc.	373,476	11,428
Del Monte Foods Co.	993,793	11,160
* Rite Aid Corp.	2,360,650	10,009
* BJ's Wholesale Club, Inc.	338,815	9,605
Flowers Foods, Inc.	273,258	7,826
Wm. Wrigley Jr. Co. Class B	171,685	7,777
* Herbalife Ltd.	193,574	7,724
PepsiAmericas, Inc.	328,658	7,267
* NBTY, Inc.	288,279	6,893
* United Natural Foods, Inc.	201,732	6,661
Longs Drug Stores, Inc.	143,693	6,555
* Ralcorp Holdings, Inc.	145,852	6,203
Casey's General Stores, Inc.	229,189	5,732
Pilgrim's Pride Corp.	219,061	5,652
* Performance Food Group Co.	185,627	5,639
Lancaster Colony Corp.	131,785	5,202
* Hain Celestial Group, Inc.	201,318	5,186
Delta & Pine Land Co.	173,629	5,105
Universal Corp. (VA)	128,413	4,780
Nu Skin Enterprises, Inc.	282,703	4,198
Ruddick Corp.	164,263	4,026
* Central Garden and Pet Co.	91,349	3,933
Tootsie Roll Industries, Inc.	115,732	3,371
* TreeHouse Foods Inc.	131,040	3,131
Andersons, Inc.	73,372	3,053
Chiquita Brands International, Inc.	219,941	3,031
* Gold Kist Inc.	214,890	2,873
* Chattem, Inc.	94,342	2,865
Sanderson Farms, Inc.	99,474	2,784
* Central European Distribution Corp.	107,371	2,701
* Spectrum Brands Inc.	192,858	2,492
WD-40 Co.	70,505	2,367
The Topps Co., Inc.	286,027	2,351
* Elizabeth Arden, Inc.	130,868	2,340
* Playtex Products, Inc.	215,277	2,245
Lance, Inc.	92,363	2,126
Seaboard Corp.	1,633	2,090
^ Vector Group Ltd.	126,763	2,060
* Peet's Coffee & Tea Inc.	68,189	2,059
The Great Atlantic & Pacific Tea Co., Inc.	90,048	2,046
J & J Snack Foods Corp.	58,936	1,949
*^ USANA Health Sciences, Inc.	50,385	1,910
* Wild Oats Markets Inc.	97,012	1,901
Weis Markets, Inc.	43,249	1,782
* Prestige Brands Holdings Inc.	170,144	1,696
Alliance One International, Inc.	373,794	1,660
^ MGP Ingredients, Inc.	67,577	1,569
* Darling International, Inc.	339,796	1,539
* Smart & Final Inc.	81,970	1,380
Nash-Finch Co.	63,685	1,356
Imperial Sugar Co.	53,600	1,271
* Pathmark Stores, Inc.	130,794	1,231
Alico, Inc.	22,020	1,214
Reddy Ice Holdings, Inc.	59,594	1,213
*^ John B. Sanfilippo & Son, Inc.	91,359	1,211
*^ Parlux Fragrances, Inc.	118,160	1,145
* Boston Beer Co., Inc. Class A	36,958	1,083
*^ American Italian Pasta Co.	115,843	992
Premium Standard Farms Inc.	59,755	970
Coca-Cola Bottling Co.	18,415	935
Ingles Markets, Inc.	54,259	922
National Beverage Corp.	63,526	912
* Medifast, Inc.	50,508	903
^ Mannatech, Inc.	69,556	877
* Green Mountain Coffee Roasters, Inc.	19,903	800
Spartan Stores, Inc.	49,103	718
Inter Parfums, Inc.	40,290	694
Arden Group Inc. Class A	5,738	649
*^ Revlon, Inc. Class A	473,009	596
Farmer Brothers, Inc.	27,425	595
* PriceSmart, Inc.	51,150	513
Diamond Foods, Inc.	30,474	490
Tasty Baking Co. Class A	43,800	412
Reliv International, Inc.	40,400	399
*^ Lifeway Foods, Inc.	30,740	395
*^ Star Scientific, Inc.	145,439	375
Oil-Dri Corp. of America	17,915	353
* Griffin Land & Nurseries, Inc.	10,815	338
* Omega Protein Corp.	57,107	330
* Maui Land & Pineapple Co., Inc.	8,095	306
*^ Jones Soda Co.	33,000	297
* Zapata Corp.	40,500	281
* Schiff Nutrition International, Inc.	36,550	244
Village Super Market Inc. Class A	3,620	237
Cal-Maine Foods, Inc.	28,300	194
* Inventure Group, Inc.	57,650	166
* Seneca Foods Corp.	6,980	163
* Integrated Biopharma, Inc.	13,700	122
Marsh Supermarkets, Inc.	9,843	118
* Vermont Pure Holdings, Ltd.	29,700	46

		5,880,035

Energy (9.9%)
ExxonMobil Corp.	30,359,159	1,862,534
Chevron Corp.	11,067,868	686,872
ConocoPhillips Co.	7,791,689	510,589
Schlumberger Ltd.	5,875,444	382,550
Occidental Petroleum Corp.	2,142,734	219,737
Valero Energy Corp.	3,094,260	205,830
Halliburton Co.	2,567,763	190,554
Marathon Oil Corp.	1,824,348	151,968
Baker Hughes, Inc.	1,702,598	139,358
* Transocean Inc.	1,616,046	129,801
Devon Energy Corp.	2,094,363	126,520
Apache Corp.	1,643,505	112,169
Anadarko Petroleum Corp.	2,210,272	105,408
* Weatherford International Ltd.	1,792,193	88,929
EOG Resources, Inc.	1,207,646	83,738
Kerr-McGee Corp.	1,098,720	76,196
XTO Energy, Inc.	1,720,291	76,157
Peabody Energy Corp.	1,318,622	73,513
GlobalSantaFe Corp.	1,215,398	70,189
Williams Cos., Inc.	2,856,656	66,731
Hess Corp.	1,256,228	66,392
BJ Services Co.	1,614,048	60,139
Chesapeake Energy Corp.	1,980,103	59,898
* National Oilwell Varco Inc.	868,786	55,012
Kinder Morgan, Inc.	538,112	53,752
* Nabors Industries, Inc.	1,562,578	52,800
El Paso Corp.	3,464,492	51,967
Noble Corp.	659,285	49,064
Smith International, Inc.	1,066,547	47,429
Murphy Oil Corp.	836,815	46,744
Sunoco, Inc.	662,208	45,884
* Ultra Petroleum Corp.	771,370	45,719
CONSOL Energy, Inc.	921,070	43,032
Noble Energy, Inc.	889,598	41,687
ENSCO International, Inc.	764,710	35,192
* Newfield Exploration Co.	639,212	31,283
Pioneer Natural Resources Co.	640,457	29,724
* Grant Prideco, Inc.	650,944	29,130
* Cameron International Corp.	575,527	27,493
Arch Coal, Inc.	642,512	27,223
Diamond Offshore Drilling, Inc.	321,383	26,974
* Southwestern Energy Co.	832,061	25,927
Tesoro Petroleum Corp.	343,196	25,520
* Pride International, Inc.	806,402	25,184
Patterson-UTI Energy, Inc.	860,634	24,365
* FMC Technologies Inc.	342,675	23,117
Rowan Cos., Inc.	548,776	19,531
* Denbury Resources, Inc.	593,836	18,807
Western Gas Resources, Inc.	300,306	17,973
Range Resources Corp.	653,734	17,775
Cimarex Energy Co.	413,257	17,770
Frontier Oil Corp.	531,150	17,209
* Plains Exploration & Production Co.	392,093	15,895
Helmerich & Payne, Inc.	261,598	15,764
* Helix Energy Solutions Group, Inc.	369,669	14,920
Massey Energy Co.	408,085	14,691
*^ Maverick Tube Corp.	215,465	13,615
* Superior Energy Services, Inc.	398,601	13,513
Tidewater Inc.	272,948	13,429
Pogo Producing Co.	289,871	13,363
Todco Class A	306,267	12,511
* Unit Corp.	219,734	12,501
* Oceaneering International, Inc.	268,760	12,323
Cabot Oil & Gas Corp.	245,404	12,025
St. Mary Land & Exploration Co.	286,222	11,520
* TETRA Technologies, Inc.	351,748	10,654
Kinder Morgan Management, LLC	239,992	10,324
*^ Cheniere Energy, Inc.	257,265	10,033
Holly Corp.	203,676	9,817
* Universal Compression Holdings, Inc.	151,249	9,524
* Forest Oil Corp.	284,434	9,432
* Veritas DGC Inc.	174,099	8,980
* Houston Exploration Co.	146,141	8,942
Overseas Shipholding Group Inc.	149,287	8,830
Foundation Coal Holdings, Inc.	181,571	8,521
* Hanover Compressor Co.	438,451	8,234
* Hydrill Co.	103,771	8,148
* Core Laboratories NV	130,504	7,966
*^ Quicksilver Resources, Inc.	211,653	7,791
OMI Corp.	359,328	7,779
* Whiting Petroleum Corp.	185,682	7,775
* Lone Star Technologies, Inc.	140,984	7,616
* KCS Energy, Inc.	252,903	7,511
* Grey Wolf, Inc.	972,265	7,486
* W-H Energy Services, Inc.	147,173	7,481
* SEACOR Holdings Inc.	88,105	7,233
* Global Industries Ltd.	429,752	7,177
* Dresser Rand Group, Inc.	302,402	7,100
* Atwood Oceanics, Inc.	139,300	6,909
* Oil States International, Inc.	198,461	6,803
Berry Petroleum Class A	198,138	6,568
Penn Virginia Corp.	92,755	6,482
* Comstock Resources, Inc.	216,164	6,455
World Fuel Services Corp.	138,862	6,345
* NS Group Inc.	115,124	6,341
* Encore Acquisition Co.	234,888	6,302
* Swift Energy Co.	145,121	6,230
*^ KFX, Inc.	406,065	6,205
* Stone Energy Corp.	122,187	5,688
CARBO Ceramics Inc.	106,374	5,226
USEC Inc.	428,178	5,074
* Parallel Petroleum Corp.	203,323	5,024
* Alpha Natural Resources, Inc.	253,334	4,970
Lufkin Industries, Inc.	79,432	4,721
* Pioneer Drilling Co.	302,936	4,677
* Hornbeck Offshore Services, Inc.	128,926	4,579
* Remington Oil & Gas Corp.	103,440	4,548
* ATP Oil & Gas Corp.	106,752	4,476
* Giant Industries, Inc.	66,111	4,400
General Maritime Corp.	117,574	4,346
*^ Input/Output, Inc.	445,191	4,207
* Atlas America, Inc.	91,893	4,118
* Bill Barrett Corp.	133,422	3,951
* Bristow Group, Inc.	107,366	3,865
* Delta Petroleum Corp.	220,787	3,782
* Dril-Quip, Inc.	45,835	3,779
*^ Petrohawk Energy Corp.	299,781	3,777
* Energy Partners, Ltd.	197,044	3,734
* Parker Drilling Co.	519,272	3,728
* CNX Gas Corp.	123,286	3,699
* Carrizo Oil & Gas, Inc.	115,727	3,623
* Mariner Energy Inc.	193,291	3,551
Crosstex Energy, Inc.	32,150	3,057
* Newpark Resources, Inc.	462,686	2,846
* PetroQuest Energy, Inc.	231,400	2,842
* Hercules Offshore, Inc.	80,540	2,819
*^ Pacific Ethanol, Inc.	121,587	2,811
*^ Rentech, Inc.	603,633	2,807
* TransMontaigne Inc.	234,957	2,634
* Petroleum Development Corp.	69,646	2,626
* Warren Resources Inc.	176,425	2,533
*^ Goodrich Petroleum Corp.	89,212	2,533
W&T Offshore, Inc.	64,665	2,515
* International Coal Group, Inc.	347,901	2,501
*^ Gasco Energy Inc.	536,938	2,389
* The Exploration Co. of Delaware, Inc.	221,298	2,359
* Harvest Natural Resources, Inc.	173,621	2,351
RPC Inc.	96,559	2,344
* Gulfmark Offshore, Inc.	88,170	2,277
* Vaalco Energy, Inc.	223,268	2,179
* NATCO Group Inc.	53,650	2,157
* James River Coal Co.	77,840	2,062
* Bronco Drilling Co., Inc.	88,418	1,847
*^ Matrix Service Co.	161,016	1,842
* Enbridge Energy Management LLC	43,680	1,812
* Basic Energy Services Inc.	58,191	1,779
*^ McMoRan Exploration Co.	99,273	1,747
* Trico Marine Services, Inc.	49,866	1,695
* GMX Resources Inc.	50,380	1,558
* Arena Resources, Inc.	42,500	1,457
* PHI Inc. Non-Voting Shares	43,025	1,428
Gulf Island Fabrication, Inc.	70,573	1,414
*^ Transmeridian Exploration Inc.	247,481	1,411
* Callon Petroleum Co.	70,721	1,368
* Brigham Exploration Co.	172,279	1,363
*^ Syntroleum Corp.	223,074	1,354
*^ Willbros Group, Inc.	70,830	1,342
*^ Toreador Resources Corp.	47,077	1,324
* Edge Petroleum Corp.	65,889	1,316
* The Meridian Resource Corp.	340,550	1,192
Maritrans Inc.	47,292	1,178
*^ Endeavor International Corp.	488,380	1,167
Alon USA Energy, Inc.	36,653	1,153
*^ Double Eagle Petroleum Co.	68,493	1,137
*^ SulphCo, Inc.	148,362	1,062
* Westmoreland Coal Co.	41,652	988
*^ Tri-Valley Corp.	113,282	935
* Dawson Geophysical	29,579	910
* Clayton Williams Energy, Inc.	25,613	885
*^ FX Energy, Inc.	183,615	848
* Bois d'Arc Energy, Inc.	50,247	828
MarkWest Hydrocarbon, Inc.	27,446	679
*^ GeoGlobal Resources Inc.	132,297	647
*^ CanArgo Energy Corp	879,793	642
* Credo Pete Corp.	29,679	572
NGP Capital Resources Co.	31,750	465
*^ U.S. Energy Corp.	85,100	373
*^ Harken Energy Corp.	576,252	369
* Abraxas Petroleum Corp.	78,582	339
* Infinity, Inc.	47,193	328
* Superior Well Services, Inc.	7,256	181
*^ Boots & Coots International Well Control, Inc.	74,150	132
*^ Metretek Technologies, Inc.	5,100	88
* Penn Octane Corp.	40,749	26
Barnwell Industries, Inc.	300	7

		7,151,496

Financials (21.8%)
Citigroup, Inc.	24,814,530	1,197,053
Bank of America Corp.	23,112,634	1,111,718
JPMorgan Chase & Co.	17,329,326	727,832
American International Group, Inc.	10,974,786	648,061
Wells Fargo & Co.	7,993,104	536,177
Wachovia Corp.	8,101,593	438,134
Merrill Lynch & Co., Inc.	4,456,735	310,010
Morgan Stanley	4,805,178	303,735
American Express Co.	5,553,433	295,554
The Goldman Sachs Group, Inc.	1,959,741	294,804
U.S. Bancorp	8,954,572	276,517
Fannie Mae	4,825,572	232,110
Washington Mutual, Inc.	4,931,832	224,793
Freddie Mac	3,442,834	196,276
MetLife, Inc.	3,770,086	193,066
Prudential Financial, Inc.	2,463,168	191,388
The Allstate Corp.	3,047,449	166,787
The St. Paul Travelers, Cos. Inc.	3,462,832	154,373
Lehman Brothers Holdings, Inc.	2,282,470	148,703
SunTrust Banks, Inc.	1,713,056	130,638
Capital One Financial Corp.	1,497,723	127,980
The Hartford Financial Services Group Inc.	1,504,754	127,302
The Bank of New York Co., Inc.	3,836,797	123,545
AFLAC Inc.	2,479,936	114,945
Countrywide Financial Corp.	3,002,035	114,317
BB&T Corp.	2,739,101	113,919
National City Corp.	3,059,081	110,708
SLM Corp.	2,058,658	108,944
The Chubb Corp.	2,065,064	103,047
PNC Financial Services Group	1,457,641	102,283
State Street Corp.	1,667,316	96,854
Golden West Financial Corp.	1,303,029	96,685
Progressive Corp. of Ohio	3,718,575	95,605
Simon Property Group, Inc. REIT	1,120,101	92,901
Charles Schwab Corp.	5,457,816	87,216
Fifth Third Bancorp	2,352,145	86,912
The Chicago Mercantile Exchange	172,328	84,639
ACE Ltd.	1,612,552	81,579
Lincoln National Corp.	1,415,585	79,896
Genworth Financial Inc.	2,269,530	79,070
Bear Stearns Co., Inc.	564,361	79,056
Franklin Resources Corp.	900,837	78,202
* Berkshire Hathaway Inc. Class A	848	77,727
The Principal Financial Group, Inc.	1,396,104	77,693
Regions Financial Corp.	2,273,359	75,294
KeyCorp	2,015,124	71,900
Mellon Financial Corp.	2,060,137	70,931
Marsh & McLennan Cos., Inc.	2,584,721	69,503
North Fork Bancorp, Inc.	2,302,273	69,460
Equity Office Properties Trust REIT	1,896,687	69,248
Loews Corp.	1,943,258	68,888
Moody's Corp.	1,225,591	66,746
Equity Residential REIT	1,441,659	64,485
ProLogis REIT	1,218,536	63,510
Vornado Realty Trust REIT	633,973	61,844
Legg Mason Inc.	603,128	60,023
Archstone-Smith Trust REIT	1,057,628	53,802
XL Capital Ltd. Class A	875,771	53,685
CIT Group Inc.	993,308	51,940
Marshall & Ilsley Corp.	1,117,030	51,093
Northern Trust Corp.	923,170	51,051
Host Marriott Corp. REIT	2,307,349	50,462
Aon Corp.	1,443,250	50,254
Ameriprise Financial, Inc.	1,120,146	50,037
* Berkshire Hathaway Inc. Class B	16,388	49,869
General Growth Properties Inc. REIT	1,071,818	48,296
Boston Properties, Inc. REIT	532,476	48,136
T. Rowe Price Group Inc.	1,250,140	47,268
AmSouth Bancorp	1,722,424	45,558
* E*TRADE Financial Corp.	1,875,243	42,793
Ambac Financial Group, Inc.	527,553	42,785
Comerica, Inc.	813,205	42,279
Avalonbay Communities, Inc. REIT	367,867	40,693
M & T Bank Corp.	334,146	39,402
Kimco Realty Corp. REIT	1,076,607	39,285
MBIA, Inc.	669,290	39,187
Zions Bancorp	496,899	38,728
Cincinnati Financial Corp.	821,693	38,628
Sovereign Bancorp, Inc.	1,875,072	38,083
Hudson City Bancorp, Inc.	2,783,012	37,098
Safeco Corp.	613,979	34,598
Fidelity National Financial, Inc.	861,107	33,540
Synovus Financial Corp.	1,249,202	33,454
Plum Creek Timber Co. Inc. REIT	919,639	32,647
Compass Bancshares Inc.	585,631	32,561
Public Storage, Inc. REIT	414,262	31,442
Torchmark Corp.	515,409	31,296
Commerce Bancorp, Inc.	822,936	29,354
Everest Re Group, Ltd.	333,011	28,829
MGIC Investment Corp.	437,545	28,440
Developers Diversified Realty Corp. REIT	543,972	28,384
Huntington Bancshares Inc.	1,199,723	28,289
W.R. Berkley Corp.	811,512	27,697
UnumProvident Corp.	1,486,619	26,952
Assurant, Inc.	551,423	26,689
Radian Group, Inc.	414,838	25,629
Popular, Inc.	1,304,494	25,046
The Macerich Co. REIT	350,796	24,626
First Horizon National Corp.	599,711	24,108
Duke Realty Corp. REIT	672,238	23,629
Leucadia National Corp.	806,794	23,550
* CB Richard Ellis Group, Inc.	941,657	23,447
Old Republic International Corp.	1,087,639	23,243
* Arch Capital Group Ltd.	390,385	23,212
TD Ameritrade Holding Corp.	1,506,279	22,308
AMB Property Corp. REIT	437,301	22,106
Mercantile Bankshares Corp.	616,248	21,982
^ SL Green Realty Corp. REIT	200,630	21,963
New York Community Bancorp, Inc.	1,319,814	21,790
American Capital Strategies, Ltd.	636,718	21,317
iStar Financial Inc. REIT	564,219	21,299
Regency Centers Corp. REIT	338,681	21,049
Apartment Investment & Management Co. Class A REIT	484,135	21,036
A.G. Edwards & Sons, Inc.	377,639	20,891
Camden Property Trust REIT	279,416	20,551
The PMI Group Inc.	445,118	19,843
Allied Capital Corp.	679,047	19,536
^ Liberty Property Trust REIT	441,935	19,534
Associated Banc-Corp	610,799	19,258
Janus Capital Group Inc.	1,074,574	19,235
United Dominion Realty Trust REIT	669,695	18,758
UnionBanCal Corp.	288,078	18,607
Federal Realty Investment Trust REIT	264,260	18,498
*^ NYSE Group Inc.	268,452	18,384
White Mountains Insurance Group Inc.	37,684	18,352
Health Care Properties Investors REIT	679,354	18,166
PartnerRe Ltd.	282,743	18,110
* AmeriCredit Corp.	643,182	17,958
Colonial BancGroup, Inc.	692,359	17,780
* Conseco, Inc.	753,981	17,417
Brown & Brown, Inc.	591,873	17,295
First American Corp.	407,172	17,211
Reckson Associates Realty Corp. REIT	414,897	17,168
Nuveen Investments, Inc. Class A	395,306	17,018
TD Banknorth, Inc.	566,843	16,694
^ The St. Joe Co.	355,717	16,555
RenaissanceRe Holdings Ltd.	340,117	16,482
HCC Insurance Holdings, Inc.	556,289	16,377
Axis Capital Holdings Ltd.	556,655	15,926
Forest City Enterprise Class A	317,916	15,867
* Markel Corp.	45,709	15,861
Ventas, Inc. REIT	467,409	15,836
TCF Financial Corp.	597,855	15,813
SEI Investments Co.	319,773	15,631
Hospitality Properties Trust REIT	355,625	15,619
Jones Lang LaSalle Inc.	175,879	15,398
Protective Life Corp.	329,323	15,353
Weingarten Realty Investors REIT	400,647	15,337
Eaton Vance Corp.	611,335	15,259
Jefferies Group, Inc.	502,720	14,896
IndyMac Bancorp, Inc.	321,044	14,720
Shurgard Storage Centers, Inc. Class A REIT	234,637	14,665
Brandywine Realty Trust REIT	455,408	14,650
Investors Financial Services Corp.	325,948	14,635
*^ Affiliated Managers Group, Inc.	168,229	14,617
^ Thornburg Mortgage, Inc. REIT	522,961	14,575
Trizec Properties, Inc. REIT	507,830	14,544
Rayonier Inc. REIT	381,621	14,467
Astoria Financial Corp.	470,971	14,341
Valley National Bancorp	555,791	14,289
Mack-Cali Realty Corp. REIT	310,583	14,262
* Nasdaq Stock Market Inc.	475,419	14,215
Commerce Bancshares, Inc.	283,742	14,201
BRE Properties Inc. Class A REIT	257,427	14,158
Pan Pacific Retail Properties, Inc. REIT	203,026	14,084
StanCorp Financial Group, Inc.	273,352	13,916
Fulton Financial Corp.	871,934	13,881
Raymond James Financial, Inc.	450,354	13,632
City National Corp.	209,336	13,626
Wilmington Trust Corp.	322,581	13,606
Federated Investors, Inc.	427,162	13,456
Cullen/Frost Bankers, Inc.	231,497	13,265
CarrAmerica Realty Corp. REIT	293,443	13,073
CapitalSource Inc. REIT	556,965	13,066
New Plan Excel Realty Trust REIT	521,564	12,877
Hanover Insurance Group Inc.	268,922	12,763
Webster Financial Corp.	268,426	12,734
Bank of Hawaii Corp.	256,461	12,720
*^ CBOT Holdings, Inc. Class A	105,472	12,613
Nationwide Financial Services, Inc.	284,452	12,539
HRPT Properties Trust REIT	1,052,495	12,167
Arthur J. Gallagher & Co.	479,469	12,150
Essex Property Trust, Inc. REIT	108,245	12,087
CBL & Associates Properties, Inc. REIT	306,478	11,931
Sky Financial Group, Inc.	489,983	11,568
Kilroy Realty Corp. REIT	159,678	11,537
^ New Century Financial Corp. REIT	252,154	11,536
Alexandria Real Estate Equities, Inc. REIT	129,193	11,457
AmerUs Group Co.	193,231	11,314
Whitney Holdings Corp.	311,338	11,012
* Investment Technology Group, Inc.	215,659	10,968
Mercury General Corp.	190,759	10,753
Health Care Inc. REIT	305,168	10,666
Taubman Co. REIT	260,034	10,635
Colonial Properties Trust REIT	212,158	10,481
Unitrin, Inc.	240,075	10,465
BlackRock, Inc.	74,771	10,406
East West Bancorp, Inc.	270,614	10,259
Annaly Mortgage Management Inc. REIT	792,554	10,153
Washington Federal Inc.	435,594	10,101
BancorpSouth, Inc.	357,322	9,737
Home Properties, Inc. REIT	173,433	9,627
Realty Income Corp. REIT	434,834	9,523
Ohio Casualty Corp.	318,945	9,482
Post Properties, Inc. REIT	207,558	9,411
The South Financial Group, Inc.	355,621	9,392
People's Bank	283,941	9,327
American Financial Group, Inc.	214,599	9,206
LaSalle Hotel Properties REIT	197,331	9,136
First Midwest Bancorp, Inc.	246,123	9,126
* Philadelphia Consolidated Holding Corp.	298,765	9,071
Endurance Specialty Holdings Ltd.	281,652	9,013
The First Marblehead Corp.	158,117	9,003
Crescent Real Estate, Inc. REIT	485,010	9,002
^ Friedman, Billings, Ramsey Group, Inc. REIT	806,798	8,851
Texas Regional Bancshares, Inc.	233,070	8,838
American Home Mortgage Investment Corp. REIT	236,679	8,724
Waddell & Reed Financial, Inc.	418,239	8,599
Corporate Office Properties Trust, Inc. REIT	201,700	8,488
Cathay General Bancorp	233,077	8,479
First Industrial Realty Trust REIT	223,098	8,464
KKR Financial Corp. REIT	406,068	8,450
FirstMerit Corp.	401,518	8,408
Highwood Properties, Inc. REIT	231,747	8,385
Sunstone Hotel Investors, Inc. REIT	288,101	8,372
Platinum Underwriters Holdings, Ltd.	298,232	8,345
Nationwide Health Properties, Inc. REIT	370,003	8,329
BioMed Realty Trust, Inc. REIT	276,511	8,279
Washington REIT	224,549	8,241
Maguire Properties, Inc. REIT	230,466	8,105
* SVB Financial Group	176,342	8,017
Selective Insurance Group	143,066	7,993
NewAlliance Bancshares, Inc.	554,515	7,935
Westamerica Bancorporation	161,293	7,899
Delphi Financial Group, Inc.	215,117	7,822
UCBH Holdings, Inc.	469,926	7,773
Healthcare Realty Trust Inc. REIT	240,016	7,645
Mills Corp. REIT	283,541	7,585
* Knight Capital Group, Inc. Class A	497,469	7,576
Strategic Hotels and Resorts, Inc. REIT	365,215	7,575
Commerce Group, Inc.	255,908	7,560
Reinsurance Group of America, Inc.	153,753	7,557
Apollo Investment Corp.	408,605	7,551
Transatlantic Holdings, Inc.	134,089	7,496
Trustmark Corp.	240,091	7,436
National Financial Partners Corp.	167,226	7,410
Aspen Insurance Holdings Ltd.	314,549	7,326
First Niagara Financial Group, Inc.	522,200	7,321
* Alleghany Corp.	26,312	7,272
Umpqua Holdings Corp.	282,905	7,257
Greater Bay Bancorp	252,096	7,248
Downey Financial Corp.	106,318	7,214
Potlatch Corp. REIT	190,869	7,205
* ProAssurance Corp.	149,492	7,203
Pennsylvania REIT	175,240	7,074
Erie Indemnity Co. Class A	135,804	7,062
Montpelier Re Holdings Ltd.	406,276	7,025
Pacific Capital Bancorp	222,956	6,938
Hancock Holding Co.	123,251	6,902
International Securities Exchange, Inc.	177,891	6,772
Zenith National Insurance Corp.	170,168	6,751
Assured Guaranty Ltd.	264,915	6,721
United Bankshares, Inc.	181,611	6,652
The Phoenix Cos., Inc.	455,187	6,409
Senior Housing Properties Trust REIT	357,835	6,409
IPC Holdings Ltd.	259,489	6,399
Mid-America Apartment Communities, Inc. REIT	114,149	6,364
* Piper Jaffray Cos., Inc.	103,093	6,310
American Financial Realty Trust REIT	646,949	6,262
MAF Bancorp, Inc.	145,609	6,238
First Community Bancorp	105,262	6,219
Fremont General Corp.	333,526	6,190
Old National Bancorp	307,900	6,149
International Bancshares Corp.	220,898	6,070
* Trammell Crow Co.	172,470	6,066
Hilb, Rogal and Hamilton Co.	162,310	6,049
Sterling Financial Corp.	195,871	5,976
Provident Bankshares Corp.	163,886	5,964
Cousins Properties, Inc. REIT	190,383	5,889
Wintrust Financial Corp.	114,879	5,842
Chittenden Corp.	221,649	5,730
Susquehanna Bancshares, Inc.	239,565	5,726
First Republic Bank	124,790	5,715
Provident Financial Services Inc.	316,814	5,687
^ Novastar Financial, Inc. REIT	177,300	5,604
^ Redwood Trust, Inc. REIT	113,174	5,526
Newcastle Investment Corp. REIT	215,061	5,445
Lexington Corporate Properties Trust REIT	248,617	5,370
Park National Corp.	53,499	5,286
* Signature Bank	162,704	5,268
National Retail Properties REIT	263,097	5,249
R.L.I. Corp.	108,635	5,234
Central Pacific Financial Co.	134,972	5,223
FelCor Lodging Trust, Inc. REIT	238,846	5,193
F.N.B. Corp.	326,825	5,154
LandAmerica Financial Group, Inc.	79,420	5,131
Entertainment Properties Trust REIT	118,857	5,117
Cash America International Inc.	157,770	5,049
U-Store-It Trust REIT	264,064	4,980
Sterling Bancshares, Inc.	262,694	4,926
Equity Inns, Inc. REIT	296,301	4,907
BOK Financial Corp.	97,937	4,865
BankUnited Financial Corp.	157,302	4,801
First Citizens BancShares Class A	23,878	4,788
United Community Banks, Inc.	157,144	4,783
^ TrustCo Bank NY	433,002	4,772
Glimcher Realty Trust REIT	192,287	4,771
Republic Bancorp, Inc.	379,955	4,708
Spirit Finance Corp. REIT	414,215	4,664
Commercial Capital Bancorp, Inc.	295,466	4,654
Harbor Florida Bancshares, Inc.	122,290	4,542
*^ First Federal Financial Corp.	78,524	4,528
Hanmi Financial Corp.	232,357	4,517
Trustreet Properties, Inc. REIT	340,849	4,496
Brookline Bancorp, Inc.	326,143	4,491
PS Business Parks, Inc. REIT	76,079	4,489
Alabama National BanCorporation	65,777	4,483
First Charter Corp.	181,798	4,460
First Commonwealth Financial Corp.	348,951	4,432
Tanger Factory Outlet Centers, Inc. REIT	136,559	4,420
Omega Healthcare Investors, Inc. REIT	332,189	4,392
Longview Fibre Co. REIT	228,707	4,366
EastGroup Properties, Inc. REIT	93,280	4,354
Franklin Street Properties Corp. REIT	218,906	4,308
Equity Lifestyle Properties, Inc. REIT	97,559	4,276
BankAtlantic Bancorp, Inc. Class A	283,774	4,211
Global Signal, Inc. REIT	90,847	4,208
PrivateBancorp, Inc.	101,517	4,204
*^ LaBranche & Co. Inc.	345,478	4,184
Inland Real Estate Corp. REIT	278,474	4,144
Bank Mutual Corp.	338,381	4,135
UMB Financial Corp.	123,988	4,134
* Argonaut Group, Inc.	137,288	4,124
Heritage Property Investment Trust REIT	117,267	4,095
Citizens Banking Corp.	166,949	4,075
^ Impac Mortgage Holdings, Inc. REIT	363,074	4,059
DiamondRock Hospitality Co. REIT	273,676	4,053
Ashford Hospitality Trust REIT	320,923	4,050
Max Re Capital Ltd.	185,092	4,042
CVB Financial Corp.	257,240	4,028
National Health Investors REIT	148,576	3,995
Infinity Property & Casualty Corp.	97,292	3,989
Boston Private Financial Holdings, Inc.	142,766	3,983
NBT Bancorp, Inc.	169,567	3,939
Calamos Asset Management, Inc.	134,851	3,909
Glacier Bancorp, Inc.	132,644	3,882
Frontier Financial Corp.	114,105	3,878
Digital Realty Trust, Inc. REIT	156,852	3,873
MCG Capital Corp.	243,476	3,871
^ Corus Bankshares Inc.	145,703	3,815
National Penn Bancshares Inc.	190,167	3,777
Student Loan Corp.	18,647	3,767
Sovran Self Storage, Inc. REIT	72,869	3,701
RAIT Investment Trust REIT	126,485	3,693
Greenhill & Co., Inc.	60,168	3,656
Prosperity Bancshares, Inc.	110,801	3,644
Capitol Federal Financial	105,753	3,626
PFF Bancorp, Inc.	108,845	3,609
Highland Hospitality Corp. REIT	255,937	3,604
Equity One, Inc. REIT	172,057	3,596
Saxon Inc. REIT	313,377	3,585
^ Doral Financial Corp.	558,235	3,578
* USI Holdings Corp.	266,797	3,578
* Accredited Home Lenders Holding Co.	74,449	3,559
Glenborough Realty Trust, Inc. REIT	163,931	3,531
Extra Space Storage Inc. REIT	215,809	3,505
Horace Mann Educators Corp.	206,234	3,496
W Holding Co., Inc.	518,797	3,450
* Texas Capital Bancshares, Inc.	147,385	3,434
MB Financial, Inc.	96,186	3,401
* GFI Group Inc.	62,739	3,385
First BanCorp Puerto Rico	363,576	3,381
Mid-State Bancshares	120,457	3,373
S & T Bancorp, Inc.	100,408	3,337
Harleysville National Corp.	154,640	3,280
Sun Communities, Inc. REIT	100,455	3,268
* Nelnet, Inc.	80,230	3,253
Advanta Corp. Class A	98,881	3,242
Innkeepers USA Trust REIT	187,577	3,241
Fidelity Bankshares, Inc.	101,816	3,240
Anthracite Capital Inc. REIT	264,459	3,216
*^ Centennial Bank Holdings Inc.	309,403	3,199
* Ocwen Financial Corp.	247,600	3,147
Independent Bank Corp. (MI)	119,405	3,140
Capitol Bancorp Ltd.	79,945	3,114
* World Acceptance Corp.	87,215	3,098
Financial Federal Corp.	110,780	3,081
Advance America Cash Advance Centers Inc.	174,250	3,056
* Investors Bancorp, Inc.	224,630	3,044
Scottish Re Group Ltd.	180,810	3,016
City Holding Co.	83,041	3,001
Chemical Financial Corp.	97,995	2,999
Getty Realty Holding Corp. REIT	103,459	2,942
Amcore Financial, Inc.	100,349	2,941
Parkway Properties Inc. REIT	64,320	2,927
* Franklin Bank Corp.	141,455	2,856
KNBT Bancorp Inc.	172,738	2,854
TierOne Corp.	84,037	2,838
optionsXpress Holdings Inc.	121,537	2,833
United Fire & Casualty Co.	93,785	2,826
Anchor Bancorp Wisconsin Inc.	93,126	2,810
American Equity Investment Life Holding Co.	262,918	2,803
Westbanco Inc.	90,197	2,795
* IntercontinentalExchange Inc.	48,164	2,791
First Financial Bankshares, Inc.	76,176	2,783
SWS Group, Inc.	115,015	2,774
Provident New York Bancorp, Inc.	209,457	2,769
* Portfolio Recovery Associates, Inc.	60,040	2,744
Cedar Shopping Centers, Inc. REIT	185,794	2,735
ASTA Funding, Inc.	72,489	2,715
LTC Properties, Inc. REIT	120,701	2,698
^ Fidelity National Title Group, Inc. Class A	136,013	2,675
Tower Group, Inc.	88,312	2,671
Community Bank System, Inc.	131,134	2,645
Flagstar Bancorp, Inc.	165,604	2,643
First Source Corp.	78,111	2,642
Stewart Information Services Corp.	72,749	2,642
Acadia Realty Trust REIT	110,476	2,613
* EZCORP, Inc.	68,994	2,600
Deerfield Triarc Capital Corp. REIT	199,275	2,587
Banner Corp.	67,020	2,583
Northwest Bancorp, Inc.	97,235	2,577
Southwest Bancorp, Inc.	100,977	2,575
Alfa Corp.	155,064	2,568
Bank of the Ozarks, Inc.	76,725	2,555
* CompuCredit Corp.	65,768	2,528
* Navigators Group, Inc.	57,494	2,519
TriCo Bancshares	91,762	2,512
First Indiana Corp.	96,459	2,511
* Ace Cash Express, Inc.	85,666	2,507
* First Cash Financial Services, Inc.	126,174	2,492
GMH Communities Trust REIT	188,432	2,484
Community Banks, Inc.	94,575	2,459
Irwin Financial Corp.	126,068	2,444
Ares Capital Corp.	143,071	2,422
Columbia Banking System, Inc.	64,431	2,408
West Coast Bancorp	81,669	2,407
Sandy Spring Bancorp, Inc.	65,596	2,365
*^ Affordable Residential Communities REIT	217,515	2,338
Old Second Bancorp, Inc.	75,227	2,332
* The Bancorp Inc.	93,144	2,330
Union Bankshares Corp.	53,919	2,326
Fieldstone Investment Corp. REIT	253,883	2,326
Sterling Bancorp	119,255	2,325
Nara Bancorp, Inc.	123,431	2,314
Cascade Bancorp	80,856	2,305
Integra Bank Corp.	105,327	2,291
HomeBanc Corp. REIT	286,968	2,279
Partners Trust Financial Group, Inc.	199,138	2,272
* Western Alliance Bancorp	65,292	2,271
Harleysville Group, Inc.	71,555	2,270
National Western Life Insurance Co. Class A	9,454	2,266
Presidential Life Corp.	91,522	2,250
Safety Insurance Group, Inc.	47,256	2,247
First Potomac REIT	75,256	2,242
First Financial Corp. (IN)	74,578	2,238
*^ Virginia Commerce Bancorp, Inc.	93,010	2,223
U.S.B. Holding Co., Inc.	98,211	2,210
* Tradestation Group Inc.	174,044	2,205
First State Bancorporation	92,704	2,205
Wilshire Bancorp Inc.	121,036	2,181
Investors Real Estate Trust REIT	240,406	2,171
First Financial Bancorp	144,836	2,160
Capital Lease Funding, Inc. REIT	189,107	2,158
Interchange Financial Services Corp.	95,394	2,146
Ramco-Gershenson Properties Trust REIT	79,418	2,139
Renasant Corp.	52,499	2,118
* Triad Guaranty, Inc.	43,315	2,117
Community Trust Bancorp Inc.	60,586	2,116
First Financial Holdings, Inc.	66,078	2,114
Peoples Bancorp, Inc.	70,860	2,114
Sterling Financial Corp. (PA)	96,523	2,114
* CNA Surety Corp.	121,536	2,100
PXRE Group Ltd.	563,594	2,097
Heritage Commerce Corp.	84,151	2,086
Winston Hotels, Inc. REIT	169,535	2,077
Suffolk Bancorp	63,096	2,066
Independent Bank Corp. (MA)	62,577	2,032
*^ Tejon Ranch Co.	49,346	2,031
* Aether Holdings, Inc.	368,453	2,026
* PICO Holdings, Inc.	61,709	1,990
* Sun Bancorp, Inc. (NJ)	121,510	1,973
Mercantile Bank Corp.	49,286	1,964
Oriental Financial Group Inc.	153,747	1,962
* Universal American Financial Corp.	149,187	1,962
First Oak Brook Bancshares, Inc.	52,753	1,952
^ Lakeland Bancorp, Inc.	124,164	1,946
Capital Trust Class A REIT	54,500	1,941
Cardinal Financial Corp.	165,844	1,927
IBERIABANK Corp.	33,298	1,916
Education Realty Trust, Inc. REIT	114,962	1,914
MFA Mortgage Investments, Inc. REIT	276,717	1,904
* American Physicians Capital, Inc.	36,142	1,901
Midland Co.	50,006	1,899
Capital Corp. of the West	59,282	1,897
Bristol West Holdings, Inc.	118,389	1,894
First Bancorp (NC)	90,049	1,891
Gramercy Capital Corp. REIT	72,110	1,868
FBL Financial Group, Inc. Class A	57,626	1,867
Placer Sierra Bancshares	80,315	1,863
Saul Centers, Inc. REIT	45,436	1,853
State Auto Financial Corp.	56,751	1,847
AmericanWest Bancorporation	81,421	1,844
Simmons First National Corp.	63,403	1,839
Dime Community Bancshares	132,420	1,797
First Merchants Corp.	73,668	1,791
Center Financial Corp.	75,736	1,790
Resource America, Inc.	93,661	1,784
Aames Investment Corp. REIT	357,287	1,783
Government Properties Trust, Inc. REIT	185,367	1,759
* Boykin Lodging Co. REIT	160,667	1,750
Arbor Realty Trust, Inc. REIT	69,822	1,749
Washington Trust Bancorp, Inc.	62,687	1,738
Associated Estates Realty Corp. REIT	138,557	1,718
* Ceres Group, Inc.	275,924	1,716
S.Y. Bancorp, Inc.	62,168	1,708
BankFinancial Corp.	97,579	1,688
Luminent Mortgage Capital, Inc. REIT	182,003	1,685
Republic Bancorp, Inc. Class A	81,755	1,684
Jer Investors Trust Inc. REIT	108,128	1,681
Medical Properties Trust Inc. REIT	151,883	1,677
Tompkins Trustco, Inc.	38,975	1,676
* FPIC Insurance Group, Inc.	43,135	1,671
* Community Bancorp	53,731	1,670
* Superior Bancorp	151,494	1,666
* Rewards Network Inc.	203,461	1,662
^ Univest Corp. of Pennsylvania	59,679	1,648
BancTrust Financial Group, Inc.	70,220	1,648
* Asset Acceptance Capital Corp.	83,090	1,645
Kite Realty Group Trust REIT	105,028	1,637
Ameris Bancorp	69,917	1,618
Seacoast Banking Corp. of Florida	60,705	1,617
NorthStar Realty Finance Corp. REIT	134,476	1,615
* Pinnacle Financial Partners, Inc.	52,522	1,598
Great Southern Bancorp, Inc.	52,047	1,589
^ Vineyard National Bancorp Co.	59,038	1,588
21st Century Insurance Group	110,152	1,586
^ MortgageIT Holdings Inc. REIT	131,447	1,585
Summit Bancshares, Inc.	74,679	1,584
^ Odyssey Re Holdings Corp.	60,022	1,582
Monmouth Real Estate Investment Corp. REIT	195,801	1,578
Consolidated-Tomoka Land Co.	28,519	1,573
EMC Insurance Group, Inc.	53,934	1,551
Universal Health Realty Income REIT	49,159	1,541
Hersha Hospitality Trust REIT	165,148	1,534
Anworth Mortgage Asset Corp. REIT	183,669	1,524
Omega Financial Corp.	48,552	1,520
Macatawa Bank Corp.	64,482	1,508
WSFS Financial Corp.	24,120	1,482
* United PanAm Financial Corp.	48,542	1,476
NetBank, Inc.	222,243	1,473
* Capital Crossing Bank	59,870	1,473
Capital City Bank Group, Inc.	48,502	1,465
Midwest Banc Holdings, Inc.	65,609	1,460
Clifton Savings Bancorp, Inc.	134,054	1,452
^ Southside Bancshares, Inc.	64,842	1,447
Yardville National Bancorp	40,133	1,434
First Busey Corp.	69,766	1,428
^ Opteum Inc. REIT	158,313	1,428
* First Acceptance Corp.	119,614	1,409
United Community Financial Corp.	116,892	1,403
Mission West Properties Inc. REIT	126,066	1,397
Mainsource Financial Group, Inc.	79,503	1,386
* United America Indemnity, Ltd.	65,602	1,367
American Mortgage Acceptance Co. REIT	92,590	1,365
Arrow Financial Corp.	49,728	1,364
Newmil Bancorp, Inc.	33,914	1,361
* Pacific Mercantile Bancorp	78,205	1,360
^ Peapack Gladstone Financial Corp.	52,351	1,355
Flushing Financial Corp.	75,145	1,350
First Place Financial Corp.	58,565	1,348
* First Regional Bancorp	15,279	1,345
* Great Lakes Bancorp, Inc.	76,604	1,339
American Campus Communities, Inc. REIT	53,506	1,330
LSB Bancshares, Inc.	76,587	1,323
ITLA Capital Corp.	25,149	1,322
^ Smithtown Bancorp, Inc.	54,200	1,309
Firstbank Corp.	56,343	1,301
*^ BFC Financial Corp.	187,014	1,294
MBT Financial Corp.	80,418	1,287
Correctional Properties Trust REIT	51,976	1,286
BancFirst Corp.	28,735	1,286
Citizens 1st Bancorp, Inc.	47,864	1,278
* Stifel Financial Corp.	36,183	1,278
National Bankshares, Inc.	56,595	1,271
* PMA Capital Corp. Class A	122,339	1,260
ECC Capital Corp. REIT	1,029,077	1,255
CoBiz Inc.	55,647	1,253
Rainier Pacific Financial Group Inc.	67,340	1,248
* KMG America Corp.	139,787	1,240
Winthrop Realty Trust Inc. REIT	207,852	1,235
*^ Citizens, Inc.	245,962	1,232
Pennfed Financial Services, Inc.	65,916	1,229
* Republic First Bancorp, Inc.	89,366	1,220
Eastern Virginia Bankshares, Inc.	54,320	1,200
* First Mariner Bancorp, Inc.	61,991	1,196
North Valley Bancorp	68,322	1,188
Bank of Granite Corp.	56,763	1,182
Horizon Financial Corp.	42,797	1,174
^ First South Bancorp, Inc.	34,138	1,169
City Bank of Lynnwood (WA)	24,866	1,160
CFS Bancorp, Inc.	77,375	1,148
^ West Bancorporation	60,641	1,132
* Quanta Capital Holdings Ltd.	436,364	1,130
Windrose Medical Properties Trust REIT	76,850	1,122
Sound Federal Bancorp Inc.	53,910	1,121
Sizeler Property Investors, Inc. REIT	69,730	1,120
Commercial Bankshares, Inc.	30,247	1,119
German American Bancorp	85,384	1,107
Financial Institutions, Inc.	52,999	1,106
Capital Title Group, Inc.	149,018	1,098
Virginia Financial Group, Inc.	25,955	1,096
* Intervest Bancshares Corp.	27,014	1,094
Gamco Investors Inc. Class A	29,636	1,089
Direct General Corp.	64,323	1,088
Lakeland Financial Corp.	44,215	1,074
First of Long Island Corp.	25,783	1,074
* Meadowbrook Insurance Group, Inc.	128,800	1,072
Willow Grove Bancorp, Inc.	67,236	1,070
Berkshire Hills Bancorp, Inc.	30,136	1,069
HMN Financial, Inc.	30,263	1,053
Cadence Financial Corp.	47,214	1,051
R & G Financial Corp. Class B	121,204	1,041
Greene County Bancshares	33,451	1,036
Coastal Financial Corp.	79,154	1,032
^ Charter Financial Corp.	26,146	1,032
Bryn Mawr Bank Corp.	46,291	1,026
*^ MarketAxess Holdings, Inc.	91,378	1,006
FNB Corp. (VA)	26,974	998
Provident Financial Holdings, Inc.	32,925	988
Capital Bank Corp.	60,385	981
BWC Financial Corp.	21,600	959
Security Bank Corp.	43,038	958
Comm Bancorp, Inc.	21,783	942
Royal Bancshares of Pennsylvania, Inc.	38,270	929
Donegal Group Inc.	47,554	923
SCBT Financial Corp.	25,862	922
Technology Investment Capital Corp.	62,013	908
Heritage Financial Corp.	33,399	880
*^ Harris & Harris Group, Inc.	79,661	879
* Seabright Insurance Holdings, Inc.	54,190	873
Abington Community Bankcorp, Inc.	57,763	865
Farmers Capital Bank Corp.	26,377	864
OceanFirst Financial Corp.	38,474	855
Shore Bancshares, Inc.	31,344	850
* AmeriVest Properties, Inc. REIT	191,411	840
Medallion Financial Corp.	64,157	831
Community Bancorp Inc.	19,627	830
Sanders Morris Harris Group Inc.	54,797	828
Merchants Bancshares, Inc.	34,144	825
Cohen & Steers, Inc.	34,869	823
NYMAGIC, Inc.	28,232	820
^ State Bancorp, Inc.	46,606	804
Team Financial, Inc.	53,623	804
* Ampal-American Israel Corp.	160,611	803
^ TF Financial Corp.	27,791	802
BNP Residential Properties, Inc. REIT	46,911	800
Baldwin & Lyons, Inc. Class B	31,099	793
Habersham Bancorp	31,879	786
TIB Financial Corp.	24,489	784
LSB Corp.	45,320	781
*^ The Enstar Group, Inc.	8,469	781
Beverly Hills Bancorp Inc.	80,787	777
Citizens South Banking Corp.	60,773	772
Kearny Financial Corp.	51,994	770
Camden National Corp.	19,190	766
Middleburg Financial Corp.	25,000	766
Urstadt Biddle Properties Class A REIT	46,906	764
*^ Encore Capital Group, Inc.	61,993	761
Flag Financial Corp.	38,445	748
First Community Bancshares, Inc.	22,649	747
Greater Delaware Valley Savings Bank	28,941	738
Clark, Inc.	55,890	738
^ Capstead Mortgage Corp. REIT	96,919	736
Bancorp Rhode Island Inc.	18,400	734
New York Mortgage Trust, Inc. REIT	182,100	728
Federal Agricultural Mortgage Corp. Class A	38,986	721
Agree Realty Corp. REIT	21,172	719
^ Heartland Financial USA, Inc.	26,822	715
Rome Bancorp, Inc.	55,082	710
One Liberty Properties, Inc. REIT	37,033	704
America First Apartment Investors, Inc. REIT	47,164	702
Taylor Capital Group, Inc.	17,143	700
* Consumer Portfolio Services, Inc.	102,658	689
Oak Hill Financial, Inc.	26,389	672
Independence Holding Co.	29,803	668
* Stratus Properties Inc.	24,710	662
Capital Southwest Corp.	6,332	661
Columbia Equity Trust Inc. REIT	42,770	657
UMH Properties, Inc. REIT	43,173	656
American Land Lease, Inc. REIT	26,606	652
First M&F Corp.	32,978	652
W.P. Stewart & Co., Ltd.	42,610	649
Codorus Valley Bancorp, Inc.	33,191	636
Massbank Corp.	19,344	634
Newkirk Realty Trust Inc.	36,386	632
* Primus Guaranty, Ltd.	56,903	632
First Keystone Financial, Inc.	33,844	631
* Marlin Business Services Inc.	27,452	619
Brooke Corp.	51,308	616
First Federal Bancshares of Arkansas, Inc.	27,138	614
* Dollar Financial Corp.	34,000	612
Parkvale Financial Corp.	20,858	610
^ Center Bancorp, Inc.	41,692	604
^ Gladstone Capital Corp.	28,142	602
^ GB&T Bancshares, Inc.	27,629	601
Urstadt Biddle Properties REIT	37,652	599
Preferred Bank, Los Angeles	11,117	596
^ Citizens & Northern Corp.	24,992	590
Crawford & Co. Class B	81,959	588
^ Ames National Corp.	26,772	586
Synergy Financial Group, Inc.	38,974	585
Unity Bancorp, Inc.	36,371	563
First Pactrust Bancorp	19,655	562
^ PremierWest Bancorp	38,601	557
Republic Property Trust REIT	56,327	557
Federal Agricultural Mortgage Corp. Class C	19,409	538
^ United Security Bancshares, Inc.	18,058	534
Home Federal Bancorp	18,942	530
Westfield Financial, Inc.	18,756	524
Greater Community Bancorp	33,304	524
First Defiance Financial Corp.	19,786	521
^ National Health Realty Inc. REIT	27,371	519
Pulaski Financial Corp.	31,107	518
BRT Realty Trust REIT	19,885	510
American National Bankshares Inc.	22,018	509
FNB Financial Services Corp.	32,268	489
ESB Financial Corp.	42,244	488
^ LNB Bancorp, Inc.	25,850	479
First United Corp.	22,584	466
Gladstone Commercial Corp. REIT	24,711	464
Exchange National Bancshares, Inc.	15,521	459
Camco Financial Corp.	32,487	452
Gladstone Investment Corp.	29,834	448
MutualFirst Financial Inc.	21,159	419
State National Bancshares, Inc.	10,910	416
Sunset Financial Resources, Inc. REIT	49,021	413
Jefferson Bancshares, Inc.	30,493	395
Century Bancorp, Inc. Class A	15,907	390
* United Capital Corp.	14,638	388
Commercial National Financial Corp.	19,800	382
FNB Corp. (NC)	20,575	374
* SCPIE Holdings Inc.	15,700	365
Horizon Bancorp Indiana	13,935	364
Investors Title Co.	8,181	362
First Fed Bankshares Inc.	16,001	347
* Ameriserv Financial Inc.	70,252	345
^ BKF Capital Group, Inc.	54,869	343
Donegal Group Inc.	18,492	339
Wainwright Bank & Trust Co.	30,812	336
* Newtek Business Services, Inc.	195,432	326
*^ Northern Empire Bancshares	13,359	321
Pamrapo Bancorp, Inc.	15,372	305
ECB Bancorp, Inc.	8,700	305
Ameriana Bancorp	22,307	302
Texas United Bancshares	10,600	298
Leesport Financial Corp.	12,853	296
Hingham Institution Svgs	7,800	295
K-Fed Bancorp	20,211	293
* American Independence Corp.	22,425	276
Crescent Banking Co.	6,698	275
* Horizon Group Properties, Inc. REIT	48,293	272
Columbia Bancorp (OR)	10,710	269
First Security Group Inc.	23,073	268
Wayne Savings Bancshares, Inc.	17,451	264
Delta Financial Corp.	26,190	258
HopFed Bancorp, Inc.	15,080	248
Cheviot Financial Corp.	19,700	233
ProCentury Corp.	16,768	230
Thomas Properties Group, Inc.	19,079	224
Enterprise Financial Services Corp.	8,802	224
Vail Banks Inc.	12,812	214
Wellsford Real Properties Inc.	28,274	200
Northern States Financial Corp.	10,458	200
* Penn Treaty American Corp.	26,845	198
BCSB Bankcorp, Inc.	16,182	194
Norwood Financial Corp.	6,091	193
Abigail Adams National Bancorp., Inc.	13,598	192
Investors Capital Holdings, Ltd.	49,100	187
^ Colony Bankcorp, Inc.	8,085	181
Southern Community Financial Corp.	18,591	180
Atlantic Coast Federal Corp.	11,973	180
Advanta Corp. Class B	4,960	178
* American Realty Investors, Inc.	20,370	175
United Financial Corp.	8,131	174
California National Bancorp	12,207	173
Penns Woods Bancorp, Inc.	4,260	164
*^ HouseValues, Inc.	23,471	163
* MCF Corp.	156,873	162
Meta Financial Group, Inc.	7,210	157
Origen Financial, Inc. REIT	24,382	157
* Pennsylvania Commerce Bancorp, Inc.	4,576	146
Hanover Capital Mortgage Holdings, Inc. REIT	26,785	141
Merchants Group, Inc.	4,400	134
* Financial Industries Corp.	15,049	131
* The Washington Savings Bank	14,900	128
* Transcontinental Realty Investors, Inc. REIT	9,100	123
* James River Group Inc.	4,306	107
* First Albany Cos. Inc.	22,600	102
First Federal Bancshares	5,400	94
Sierra Bancorp	3,134	82
Centerstate Banks of Florida	3,600	74
PMC Commercial Trust REIT	5,400	69
United Security Bancshares (CA)	2,344	50
First National Lincoln Corp.	2,600	43
MVC Capital, Inc.	2,200	30
Yadkin Valley Bank and Trust Co.	2,000	28
PAB Bankshares, Inc.	500	9
* Wauwatosa Holdings, Inc.	434	7
* Vesta Insurance Group, Inc.	59,142	6

		15,764,800

Health Care (12.1%)
Johnson & Johnson	14,796,200	886,588
Pfizer Inc.	36,581,785	858,574
Merck & Co., Inc.	10,873,482	396,121
* Amgen, Inc.	5,862,543	382,414
Abbott Laboratories	7,650,067	333,619
UnitedHealth Group Inc.	6,743,627	301,980
Wyeth	6,683,154	296,799
Medtronic, Inc.	6,014,454	282,198
Eli Lilly & Co.	5,057,006	279,501
Bristol-Myers Squibb Co.	9,765,756	252,542
* WellPoint Inc.	3,268,024	237,814
* Genentech, Inc.	2,358,889	192,957
Schering-Plough Corp.	7,360,738	140,075
* Gilead Sciences, Inc.	2,303,145	136,254
Cardinal Health, Inc.	2,099,854	135,084
Baxter International, Inc.	3,274,823	120,382
Aetna Inc.	2,824,377	112,777
Caremark Rx, Inc.	2,203,064	109,867
* Boston Scientific Corp.	5,885,258	99,108
* Medco Health Solutions, Inc.	1,514,914	86,774
* Celgene Corp.	1,717,740	81,472
Allergan, Inc.	753,853	80,858
* Biogen Idec Inc.	1,713,404	79,382
HCA Inc.	1,830,544	78,988
* Genzyme Corp.	1,293,216	78,951
Becton, Dickinson & Co.	1,230,748	75,236
* Zimmer Holdings, Inc.	1,233,857	69,984
McKesson Corp.	1,448,885	68,503
* Forest Laboratories, Inc.	1,621,788	62,747
Stryker Corp.	1,415,669	59,614
CIGNA Corp.	602,936	59,395
* St. Jude Medical, Inc.	1,827,633	59,252
Quest Diagnostics, Inc.	839,849	50,324
* Fisher Scientific International Inc.	614,480	44,888
* Express Scripts Inc.	621,073	44,556
* Humana Inc.	818,972	43,979
* Coventry Health Care Inc.	799,017	43,898
AmerisourceBergen Corp.	1,042,782	43,713
* Laboratory Corp. of America Holdings	624,282	38,849
C.R. Bard, Inc.	517,706	37,927
Biomet, Inc.	1,172,047	36,673
* MedImmune Inc.	1,271,195	34,449
* Hospira, Inc.	767,389	32,952
* Varian Medical Systems, Inc.	658,141	31,163
* Sepracor Inc.	530,513	30,314
* Thermo Electron Corp.	814,578	29,520
Applera Corp.-Applied Biosystems Group	911,981	29,503
Omnicare, Inc.	603,024	28,595
IMS Health, Inc.	991,384	26,619
* Health Net Inc.	572,168	25,845
*^ Amylin Pharmaceuticals, Inc.	516,274	25,488
* DaVita, Inc.	506,094	25,153
* Barr Pharmaceuticals Inc.	500,331	23,861
Health Management Associates Class A	1,199,122	23,635
* Waters Corp.	518,760	23,033
DENTSPLY International Inc.	373,764	22,650
Mylan Laboratories, Inc.	1,050,673	21,013
* Endo Pharmaceuticals Holdings, Inc.	631,229	20,818
* King Pharmaceuticals, Inc.	1,209,822	20,567
* Intuitive Surgical, Inc.	173,199	20,432
* Henry Schein, Inc.	434,646	20,311
* Vertex Pharmaceuticals, Inc.	547,163	20,086
* Patterson Cos	552,736	19,307
* Covance, Inc.	315,251	19,300
Manor Care, Inc.	392,821	18,431
Pharmaceutical Product Development, Inc.	522,030	18,334
* Cephalon, Inc.	301,785	18,137
* Lincare Holdings, Inc.	477,647	18,074
* Community Health Systems, Inc.	484,958	17,822
* Invitrogen Corp.	265,538	17,544
Beckman Coulter, Inc.	315,725	17,539
* Triad Hospitals, Inc.	436,400	17,273
* Advanced Medical Optics, Inc.	339,958	17,236
* Emdeon Corp.	1,376,261	17,079
* ResMed Inc.	357,422	16,781
* Millipore Corp.	266,075	16,760
Dade Behring Holdings Inc.	396,280	16,501
* Tenet Healthcare Corp.	2,339,844	16,332
* Millennium Pharmaceuticals, Inc.	1,563,399	15,587
* Cytyc Corp.	575,195	14,587
* Gen-Probe Inc.	256,273	13,834
* Edwards Lifesciences Corp.	296,696	13,479
Hillenbrand Industries, Inc.	275,463	13,360
* Charles River Laboratories, Inc.	361,113	13,289
PerkinElmer, Inc.	633,637	13,243
* VCA Antech, Inc.	414,232	13,226
Bausch & Lomb, Inc.	268,259	13,155
* ImClone Systems, Inc.	333,465	12,885
Universal Health Services Class B	252,338	12,683
* Respironics, Inc.	361,551	12,372
* IDEXX Laboratories Corp.	160,108	12,029
* Sierra Health Services, Inc.	262,864	11,837
* Cerner Corp.	315,483	11,708
* Watson Pharmaceuticals, Inc.	484,731	11,285
* Hologic, Inc.	227,084	11,209
* Pediatrix Medical Group, Inc.	243,102	11,013
* Kinetic Concepts, Inc.	247,245	10,916
* PDL BioPharma Inc.	544,561	10,025
* Techne Corp.	188,285	9,587
* OSI Pharmaceuticals, Inc.	286,661	9,448
Cooper Cos., Inc.	212,184	9,398
* Alkermes, Inc.	460,587	8,714
Mentor Corp.	199,271	8,668
* Affymetrix, Inc.	338,500	8,666
* Andrx Group	368,545	8,547
* Healthways, Inc.	161,951	8,525
* MGI Pharma, Inc.	390,459	8,395
* Magellan Health Services, Inc.	184,294	8,350
* LifePoint Hospitals, Inc.	256,058	8,227
* Nektar Therapeutics	439,410	8,059
* AMERIGROUP Corp.	259,381	8,051
* WellCare Health Plans Inc.	159,836	7,840
Valeant Pharmaceuticals International	463,285	7,839
STERIS Corp.	342,089	7,820
* Ventana Medical Systems, Inc.	162,855	7,683
Chemed Corp.	133,126	7,259
* Psychiatric Solutions, Inc.	251,864	7,218
* Cubist Pharmaceuticals, Inc.	275,238	6,930
* United Therapeutics Corp.	119,731	6,917
* ICOS Corp.	313,074	6,884
* United Surgical Partners International, Inc.	224,457	6,749
Medicis Pharmaceutical Corp.	272,204	6,533
Diagnostic Products Corp.	112,089	6,520
* Varian, Inc.	156,717	6,505
Perrigo Co.	401,737	6,468
* Immucor Inc.	333,958	6,422
* Human Genome Sciences, Inc.	598,795	6,407
* Sunrise Senior Living, Inc.	228,553	6,319
* Haemonetics Corp.	134,620	6,261
* Illumina, Inc.	208,667	6,189
* BioMarin Pharmaceutical Inc.	429,438	6,171
* LifeCell Corp.	195,291	6,038
* American Retirement Corp.	182,739	5,988
* Bio-Rad Laboratories, Inc. Class A	91,404	5,936
* PSS World Medical, Inc.	335,164	5,916
* American Medical Systems Holdings, Inc.	352,408	5,868
Owens & Minor, Inc. Holding Co.	201,308	5,757
West Pharmaceutical Services, Inc.	158,064	5,735
* Intermagnetics General Corp.	212,378	5,730
* Alexion Pharmaceuticals, Inc.	158,551	5,727
* Serologicals Corp.	177,987	5,596
* Medarex, Inc.	577,516	5,550
* Kyphon Inc.	142,533	5,468
*^ Martek Biosciences Corp.	184,163	5,332
LCA-Vision Inc.	99,872	5,284
* Adolor Corp.	209,180	5,232
* Centene Corp.	219,508	5,165
* Dionex Corp.	93,622	5,117
* ArthroCare Corp.	118,743	4,988
* Per-Se Technologies, Inc.	196,796	4,955
Alpharma, Inc. Class A	205,825	4,948
* Myriad Genetics, Inc.	189,044	4,773
* Apria Healthcare Group Inc.	251,876	4,760
* Kindred Healthcare, Inc.	182,742	4,751
* The Medicines Co.	238,745	4,667
* Palomar Medical Technologies, Inc.	101,289	4,622
* Digene Corp.	118,898	4,606
*^ Telik, Inc.	275,842	4,551
* Applera Corp.-Celera Genomics Group	351,396	4,551
* inVentiv Health, Inc.	156,238	4,497
* Theravance, Inc.	187,724	4,295
* Sciele Pharma, Inc.	180,441	4,184
* Genesis Healthcare Corp.	82,954	3,930
* Par Pharmaceutical Cos. Inc.	212,674	3,926
* Allscripts Healthcare Solutions, Inc.	221,527	3,888
* K-V Pharmaceutical Co. Class A	207,654	3,875
* Laserscope	124,979	3,851
* Adams Respiratory Therapeutics, Inc.	85,865	3,831
* Onyx Pharmaceuticals, Inc.	227,260	3,825
PolyMedica Corp.	105,680	3,800
* The TriZetto Group, Inc.	253,060	3,743
Invacare Corp.	150,230	3,738
* Kos Pharmaceuticals, Inc.	98,475	3,705
* HealthExtras, Inc.	121,787	3,680
* Nuvelo, Inc.	209,761	3,493
* Exelixis, Inc.	345,720	3,474
* Wright Medical Group, Inc.	163,736	3,427
* Eclipsys Corp.	187,455	3,404
* Viasys Healthcare Inc.	132,824	3,400
* DJ Orthopedics Inc.	91,452	3,368
* Biosite Inc.	73,575	3,359
* PAREXEL International Corp.	115,132	3,322
* AmSurg Corp.	144,929	3,297
*^ AtheroGenics, Inc.	251,706	3,285
* Myogen, Inc.	109,135	3,165
* Thoratec Corp.	224,527	3,114
*^ SurModics, Inc.	85,309	3,081
* ViroPharma Inc.	356,629	3,074
* Salix Pharmaceuticals, Ltd.	249,923	3,074
* Greatbatch, Inc.	130,085	3,070
Brookdale Senior Living Inc.	67,594	3,024
*^ Amedisys Inc.	79,644	3,019
* Integra LifeSciences Holdings	77,562	3,010
* Regeneron Pharmaceuticals, Inc.	233,701	2,996
* CV Therapeutics, Inc.	213,844	2,987
* Conor Medsystems, Inc.	107,678	2,971
* Odyssey Healthcare, Inc.	163,341	2,870
* Pharmion Corp.	167,587	2,854
Arrow International, Inc.	86,662	2,849
* Conceptus, Inc.	205,496	2,803
Analogic Corp.	59,721	2,784
Sirona Dental Systems Inc.	69,697	2,761
*^ eResearch Technology, Inc.	302,086	2,749
* Inverness Medical Innovations, Inc.	96,866	2,735
* CONMED Corp.	131,763	2,727
* Molecular Devices Corp.	88,834	2,715
* Zymogenetics, Inc.	142,898	2,711
* AMN Healthcare Services, Inc.	133,111	2,702
* SonoSite, Inc.	68,783	2,685
* Keryx Biopharmaceuticals, Inc.	188,281	2,674
* Cyberonics, Inc.	119,038	2,538
* Progenics Pharmaceuticals, Inc.	102,699	2,471
* Connetics Corp.	209,947	2,469
* Molina Healthcare Inc.	64,783	2,465
* Cross Country Healthcare, Inc.	134,752	2,451
* Abaxis, Inc.	108,726	2,432
CNS, Inc.	97,732	2,394
* Neurocrine Biosciences, Inc.	222,851	2,362
* Dendreon Corp.	484,337	2,344
* Quidel Corp.	243,720	2,315
Cambrex Corp.	110,513	2,302
*^ Stereotaxis Inc.	211,440	2,281
* Penwest Pharmaceuticals Co.	103,307	2,255
* Isis Pharmaceuticals, Inc.	371,288	2,246
* Abraxis Bioscience, Inc.	92,556	2,207
* Candela Corp.	138,959	2,204
*^ Geron Corp.	319,399	2,204
* ICU Medical, Inc.	52,135	2,202
* MannKind Corp.	102,653	2,188
*^ Novavax, Inc.	429,017	2,162
* Encysive Pharmaceuticals, Inc.	308,384	2,137
* Luminex Corp.	122,188	2,125
* Diversa Corp.	218,120	2,107
Option Care, Inc.	175,092	2,098
*^ Peregrine Pharmaceuticals, Inc.	1,281,571	2,038
*^ Nabi Biopharmaceuticals	350,861	2,014
Meridian Bioscience Inc.	80,469	2,008
* InterMune Inc.	121,396	1,997
* Noven Pharmaceuticals, Inc.	111,008	1,987
*^ Momenta Pharmaceuticals, Inc.	155,737	1,979
* Dendrite International, Inc.	214,080	1,978
* Enzo Biochem, Inc.	131,143	1,978
* Orthofix International NV	51,548	1,966
* Arena Pharmaceuticals, Inc.	166,442	1,927
*^ deCODE genetics, Inc.	310,293	1,921
*^ Renovis, Inc.	125,185	1,917
*^ Enzon Pharmaceuticals, Inc.	253,385	1,911
* Tanox, Inc.	137,856	1,907
* Matria Healthcare, Inc.	88,622	1,898
* OraSure Technologies, Inc.	199,352	1,898
* Savient Pharmaceuticals Inc.	357,240	1,876
* Panacos Pharmaceuticals Inc.	338,718	1,870
* Spectranetics Corp.	174,104	1,866
Landauer, Inc.	38,457	1,842
* Merge Technologies, Inc.	149,177	1,836
*^ Genta Inc.	1,112,702	1,825
* Indevus Pharmaceuticals, Inc.	331,378	1,813
* Bruker BioSciences Corp.	335,675	1,799
* Somanetics Corp.	93,507	1,786
* Rigel Pharmaceuticals, Inc.	181,807	1,769
* Air Methods Corp.	67,340	1,763
* Nuvasive, Inc.	96,383	1,757
* Lexicon Genetics Inc.	385,109	1,691
Datascope Corp.	54,754	1,689
*^ BioLase Technology, Inc.	200,157	1,681
* Aspect Medical Systems, Inc.	95,568	1,667
* Kendle International Inc.	45,238	1,662
* Cepheid, Inc.	170,059	1,651
* Cypress Bioscience, Inc.	264,636	1,625
* Radiation Therapy Services, Inc.	60,101	1,617
*^ New River Pharmaceuticals Inc.	56,675	1,615
* Sirna Therapeutics, Inc.	280,064	1,596
* Gentiva Health Services, Inc.	99,436	1,594
*^ Pain Therapeutics, Inc.	188,628	1,575
* America Service Group Inc.	100,733	1,563
* Merit Medical Systems, Inc.	112,287	1,545
* Accelrys Inc.	216,377	1,543
* Symbion, Inc.	74,221	1,541
* Res-Care, Inc.	76,892	1,538
* Emageon Inc.	104,883	1,530
Incyte Corp.	331,148	1,523
* Advanced Magnetics, Inc.	50,277	1,519
* STAAR Surgical Co.	195,212	1,511
*^ Nastech Pharmaceutical Co., Inc.	95,454	1,508
* HMS Holdings Corp.	138,666	1,487
* Symmetry Medical Inc.	94,628	1,457
* PRA International	65,360	1,456
* Senomyx, Inc.	100,813	1,455
Computer Programs and Systems, Inc.	36,367	1,453
* Omnicell, Inc.	105,081	1,452
Vital Signs, Inc.	29,288	1,451
* Cotherix, Inc.	167,723	1,444
* Array BioPharma Inc.	164,274	1,413
* IRIS International, Inc.	106,949	1,407
*^ XOMA Ltd.	811,680	1,380
* Align Technology, Inc.	185,794	1,373
*^ Durect Corp.	352,081	1,363
* Albany Molecular Research, Inc.	127,178	1,358
*^ I-Flow Corp.	125,175	1,354
* Hi-Tech Pharmacal Co., Inc.	81,492	1,350
* ThermoGenesis Corp.	326,301	1,344
* PDI, Inc.	93,260	1,342
* BioScrip Inc.	247,541	1,329
*^ Foxhollow Technologies Inc.	47,900	1,309
* Zoll Medical Corp.	39,893	1,307
* Kensey Nash Corp.	43,857	1,294
* NPS Pharmaceuticals Inc.	261,725	1,277
* SuperGen, Inc.	349,061	1,267
* IntraLase Corp.	74,853	1,253
*^ ABIOMED, Inc.	96,569	1,253
Hooper Holmes, Inc.	409,579	1,249
* Vital Images, Inc.	50,481	1,247
*^ Trimeris, Inc.	107,564	1,236
*^ Paincare Holdings Inc.	598,563	1,227
* BioCryst Pharmaceuticals, Inc.	85,293	1,222
* RehabCare Group, Inc.	69,959	1,216
*^ AVI BioPharma, Inc.	319,510	1,198
* ARIAD Pharmaceuticals, Inc.	263,971	1,191
*^ Hythiam Inc.	170,400	1,188
* Idenix Pharmaceuticals Inc.	126,327	1,187
* HealthTronics Surgical Services, Inc.	154,698	1,183
* Microtek Medical Holdings, Inc.	308,163	1,177
* Neurometrix Inc.	38,004	1,158
* Cholestech Corp.	91,077	1,157
* US Physical Therapy, Inc.	78,104	1,143
*^ Monogram Biosciences, Inc.	572,552	1,134
*^ SFBC International, Inc.	73,618	1,116
* Providence Service Corp.	40,579	1,105
* Five Star Quality Care, Inc.	99,698	1,104
* Rita Medical Systems, Inc.	312,663	1,082
* Threshold Pharmaceuticals, Inc.	303,207	1,061
National Healthcare Corp.	23,503	1,047
*^ Aastrom Biosciences, Inc.	781,692	1,040
* Collagenex Pharmaceuticals, Inc.	86,519	1,036
Psychemedics Corp.	58,537	1,028
* Encore Medical Corp.	209,799	1,009
* SciClone Pharmaceuticals, Inc.	438,875	1,005
* Angiodynamics Inc.	37,053	1,002
*^ Vion Pharmaceuticals, Inc.	697,906	998
*^ ev3 Inc.	67,203	995
*^ Northfield Laboratories, Inc.	100,005	989
*^ Cell Genesys, Inc.	195,908	983
* Inspire Pharmaceuticals, Inc.	211,037	981
* Regeneration Technologies, Inc.	152,799	978
* Bioenvision, Inc.	179,510	957
* Bentley Pharmaceuticals, Inc.	87,083	954
*^ StemCells, Inc.	462,450	948
*^ Bradley Pharmaceuticals, Inc.	92,023	939
* TriPath Imaging, Inc.	140,617	931
* Medical Staffing Network Holdings, Inc.	185,776	927
* MedCath Corp.	49,157	926
*^ Cell Therapeutics, Inc.	620,149	893
* Exactech, Inc.	64,866	892
* Dexcom Inc.	65,449	889
* Embrex, Inc.	86,748	875
* NMT Medical, Inc.	87,061	871
* VistaCare, Inc.	69,979	847
Young Innovations, Inc.	23,806	839
* Capital Senior Living Corp.	80,800	831
* Medical Action Industries Inc.	37,508	829
* Endologix, Inc.	232,865	824
* Amicas, Inc.	254,910	823
* ImmunoGen, Inc.	262,154	821
* DepoMed, Inc.	139,030	816
* Lifecore Biomedical Inc.	51,726	812
* Rochester Medical Corp.	54,478	810
* Orthovita, Inc.	190,849	805
* CorVel Corp.	32,185	805
* Neogen Corp.	42,062	804
* Anika Resh Inc.	82,176	795
* Cerus Corp.	111,473	795
* Vivus, Inc.	206,304	794
* Hanger Orthopedic Group, Inc.	94,386	789
* Emeritus Corp.	42,063	789
* CardioDynamics International Corp.	621,228	783
* Vical, Inc.	140,674	781
* Bio-Reference Laboratories, Inc.	35,766	778
*^ Avanir Pharmaceuticals Class A	113,024	773
* Maxygen Inc.	103,183	772
* Bioveris Corp.	95,655	770
*^ Pozen Inc.	109,036	768
* Nutraceutical International Corp.	49,749	763
*^ Immunomedics Inc.	288,496	762
*^ EPIX Pharmaceuticals, Inc.	174,490	759
* Possis Medical Inc.	85,223	751
* Horizon Health Corp.	35,638	744
* Neose Technologies, Inc.	180,480	731
*^ Palatin Technologies, Inc.	370,646	723
*^ Emisphere Technologies, Inc.	84,641	722
* American Dental Partners, Inc.	46,949	716
* Theragenics Corp.	208,136	710
* Phase Forward Inc.	60,987	703
* AVANT Immunotherapeutics, Inc.	434,070	699
* Matrixx Initiatives, Inc.	44,576	694
* Alnylam Pharmaceuticals Inc.	45,376	684
*^ Vascular Solutions, Inc.	86,281	682
*^ Corcept Therapeutics Inc.	165,882	672
* Allied Healthcare International Inc.	247,983	665
* CuraGen Corp.	189,125	662
* Columbia Laboratories Inc.	188,654	660
* NeoPharm, Inc.	120,806	644
*^ Discovery Laboratories, Inc.	305,234	638
*^ Occulogix Inc.	293,980	638
* Seattle Genetics, Inc.	136,726	629
* Cantel Medical Corp.	43,835	624
* Strategic Diagnostics Inc.	212,088	624
* Repligen Corp.	206,534	603
* Cutera, Inc.	30,440	600
* Neurogen Corp.	116,857	598
* Alliance Imaging, Inc.	91,555	586
* Third Wave Technologies	186,438	556
* National Dentex Corp.	23,475	545
*^ Caliper Life Sciences, Inc.	106,988	534
* Zila, Inc.	163,818	531
*^ NitroMed, Inc.	109,857	531
* Allion Healthcare Inc.	60,745	528
Utah Medical Products, Inc.	17,516	526
*^ Genitope Corp.	83,077	525
* Pediatric Services of America	41,910	523
*^ Hemispherx Biopharma, Inc.	205,800	523
* Xenoport Inc.	28,535	517
* GTx, Inc.	55,259	503
* CryoLife Inc.	92,558	500
* Cardiac Science Corp.	62,131	490
* Synovis Life Technologies, Inc.	48,104	473
*^ Nanogen, Inc.	247,927	471
* Cytokinetics, Inc.	74,705	470
* Natus Medical Inc.	47,426	469
* Titan Pharmaceuticals, Inc.	216,672	464
* SONUS Pharmaceuticals, Inc.	91,533	456
*^ Sangamo BioSciences, Inc.	77,201	455
* Harvard Bioscience, Inc.	102,132	454
* PhotoMedex, Inc.	289,151	454
*^ Santarus Inc.	67,977	452
* DUSA Pharmaceuticals, Inc.	79,563	450
*^ Ista Pharmaceuticals Inc.	61,338	443
*^ ADVENTRX Pharmaceuticals, Inc.	139,600	443
* Avigen, Inc.	84,705	439
*^ Continucare Corp.	146,321	432
* Rural/Metro Corp.	59,438	416
* Curis, Inc.	293,064	396
* Osteotech, Inc.	97,763	395
* Sonic Innovations, Inc.	87,378	393
*^ Barrier Therapeutics Inc.	58,122	380
*^ Tercica, Inc.	70,351	372
* Allos Therapeutics Inc.	105,032	368
*^ Introgen Therapeutics, Inc.	85,752	364
*^ Neurobiological Technologies, Inc.	131,020	364
* Pharmacyclics, Inc.	92,436	357
* Dyax Corp.	121,075	356
*^ Antigenics, Inc.	163,121	346
* BioSphere Medical Inc.	53,725	341
* Acadia Pharmaceuticals Inc.	39,942	337
* Hollis-Eden Pharmaceuticals, Inc.	68,862	330
* GenVec, Inc.	232,486	328
* Kosan Biosciences, Inc.	80,348	321
* Orthologic Corp.	194,546	315
* E-Z-EM, Inc.	22,965	312
*^ I-trax, Inc.	98,200	307
*^ Hana Biosciences, Inc.	33,300	302
* Insmed Inc.	187,361	300
*^ Oscient Pharmaceuticals	343,796	296
* Adeza Biomedical Corp.	20,831	292
* Oxigene, Inc.	74,182	291
* Anadys Pharmaceuticals Inc.	99,139	289
* SRI/Surgical Express, Inc.	45,628	285
* ArQule, Inc.	50,500	285
* DOV Pharmaceutical, Inc.	131,315	278
*^ Immtech International, Inc.	40,617	276
* EntreMed, Inc.	165,763	274
*^ Isolagen Inc.	67,504	267
* Orchid Cellmark, Inc.	95,243	266
* Q-Med, Inc.	62,115	265
* Fonar Corp.	478,887	263
*^ La Jolla Pharmaceutical Co.	69,462	255
*^ SCOLR Pharma Inc.	51,000	254
* Novoste Corp.	86,273	237
*^ GTC Biotherapeutics, Inc.	152,554	232
* National Medical Health Card Systems, Inc.	16,579	229
* Sun Healthcare Group Inc.	26,100	227
* Immunicon Corp.	42,862	223
* Proxymed Pharmacy, Inc.	30,375	221
* Radiologix Inc.	95,328	219
* Pharmacopeia Drug Discovery Inc.	54,102	216
* Retractable Technologies, Inc.	57,609	213
* Exact Sciences Corp.	97,728	205
*^ Coley Pharmaceutical Group	17,676	204
*^ Matritech Inc.	188,401	198
* Gene Logic Inc.	141,916	192
* CYTOGEN Corp.	73,387	183
* Axonyx Inc.	210,898	179
*^ Genaera Corp.	313,616	172
* Caraco Pharmaceutical Laboratories, Ltd.	17,791	163
* ATS Medical, Inc.	67,465	161
* The Quigley Corp.	17,264	158
* Heska Corp.	147,500	155
* Acacia Research - CombiMatrix Tracking Stock	93,559	154
* Lannett Co., Inc.	26,800	152
* Discovery Partners International	57,693	150
* PRAECIS Pharmaceuticals, Inc.	43,532	132
* Daxor Corp.	7,700	132
*^ Epicept Corp.	55,037	132
* Mediware Information Systems, Inc.	13,492	130
*^ Acusphere, Inc.	37,650	129
* Digirad Corp.	27,668	124
* Bioject Medical Technologies Inc.	86,720	123
Stratagene Holding Corp.	19,347	119
* Dynavax Technologies Corp.	27,569	114
* Ciphergen Biosystems, Inc.	96,507	107
* Auxilium Pharmaceuticals, Inc.	13,310	104
* Insite Vision, Inc.	60,431	99
*^ BioSante Pharmaceuticals, Inc.	41,441	97
^ Aksys, Ltd.	96,414	97
*^ NationsHealth, Inc.	29,703	92
* Sequenom, Inc.	52,765	90
* IVAX Diagnostics, Inc.	41,715	82
*^ Clarient, Inc.	88,060	78
* Pharmos Corp.	33,376	70
* Advancis Pharmaceutical Corp.	23,394	69
* Targeted Genetics Corp.	28,778	66
*^ Micromet, Inc.	14,977	64
* Lipid Sciences, Inc.	60,089	59
*^ Critical Therapeutics, Inc.	16,490	59
* ViaCell, Inc.	12,947	59
* NexMed, Inc.	93,858	57
* Aradigm Corp.	41,163	56
* Biopure Corp. Class A	43,681	53
* North American Scientific, Inc.	23,814	46
*^ Alteon, Inc.	255,509	43
* Inhibitex Inc.	21,180	37
*^ Memory Pharmaceuticals Corp.	30,850	33
* Precis, Inc.	18,641	31
*^ BriteSmile, Inc.	10,209	30
* Transgenomic, Inc.	51,607	24
* Cellegy Pharmaceuticals, Inc.	31,250	20
*^ Poniard Pharmaceuticals, Inc.	16,618	16
* K-V Pharmaceutical Co. Class B	500	9
*^ Aphton Corp.	170,588	7
* Genelabs Technologies, Inc.	3,520	5
* Celsion Corp.	1,939	5
* Solexa, Inc.	203	2
* Vasomedical, Inc.	4,683	1

		8,816,225

Industrials (11.6%)
General Electric Co.	51,822,655	1,708,075
The Boeing Co.	3,783,238	309,885
United Technologies Corp.	4,796,350	304,185
3M Co.	3,566,452	288,062
Tyco International Ltd.	10,021,575	275,593
United Parcel Service, Inc.	3,223,984	265,431
Caterpillar, Inc.	3,336,562	248,507
Emerson Electric Co.	2,046,475	171,515
FedEx Corp.	1,436,385	167,856
Honeywell International Inc.	3,928,698	158,327
Burlington Northern Santa Fe Corp.	1,855,366	147,038
Lockheed Martin Corp.	1,848,230	132,592
Union Pacific Corp.	1,264,989	117,593
Illinois Tool Works, Inc.	2,376,658	112,891
General Dynamics Corp.	1,692,902	110,817
Norfolk Southern Corp.	2,051,923	109,203
Northrop Grumman Corp.	1,657,780	106,197
Raytheon Co.	2,221,234	99,000
Waste Management, Inc.	2,720,107	97,597
Deere & Co.	1,167,907	97,509
Cendant Corp.	5,018,400	81,750
Danaher Corp.	1,217,293	78,296
CSX Corp.	1,092,623	76,964
Ingersoll-Rand Co.	1,631,211	69,783
PACCAR, Inc.	798,232	65,758
Masco Corp.	2,070,800	61,379
Rockwell Automation, Inc.	838,704	60,395
Expeditors International of Washington, Inc.	1,062,012	59,483
Southwest Airlines Co.	3,606,248	59,034
Textron, Inc.	583,417	53,779
Eaton Corp.	694,955	52,400
Dover Corp.	1,013,104	50,078
Rockwell Collins, Inc.	858,653	47,973
Pitney Bowes, Inc.	1,128,669	46,614
Parker Hannifin Corp.	596,524	46,290
L-3 Communications Holdings, Inc.	577,636	43,565
ITT Industries, Inc.	873,072	43,217
C.H. Robinson Worldwide Inc.	800,572	42,670
Cooper Industries, Inc. Class A	458,509	42,605
Fluor Corp.	434,728	40,399
Precision Castparts Corp.	666,778	39,847
American Standard Cos., Inc.	917,734	39,710
R.R. Donnelley & Sons Co.	1,081,336	34,549
Robert Half International, Inc.	809,703	34,008
Joy Global Inc.	610,548	31,803
W.W. Grainger, Inc.	379,772	28,570
Cummins Inc.	231,846	28,343
Cintas Corp.	712,140	28,315
Manpower Inc.	437,285	28,249
Republic Services, Inc. Class A	686,081	27,677
Fastenal Co.	641,279	25,837
* AMR Corp.	1,010,972	25,699
* Terex Corp.	249,382	24,614
Avery Dennison Corp.	422,782	24,547
* Monster Worldwide Inc.	570,580	24,341
Goodrich Corp.	583,881	23,525
* The Dun & Bradstreet Corp.	334,377	23,299
* Jacobs Engineering Group Inc.	291,198	23,191
Equifax, Inc.	643,639	22,103
* McDermott International, Inc.	483,084	21,966
Roper Industries Inc.	429,392	20,074
Aramark Corp. Class B	601,259	19,908
The Corporate Executive Board Co.	196,740	19,713
SPX Corp.	327,880	18,345
* ChoicePoint Inc.	430,329	17,975
Ryder System, Inc.	302,549	17,678
Pall Corp.	623,047	17,445
Oshkosh Truck Corp.	366,150	17,399
American Power Conversion Corp.	878,977	17,131
Ametek, Inc.	353,606	16,754
* Wesco International, Inc.	239,214	16,506
Pentair, Inc.	481,146	16,450
Harsco Corp.	208,232	16,234
* Flowserve Corp.	279,900	15,926
* Thomas & Betts Corp.	309,251	15,865
Graco, Inc.	340,376	15,650
Con-way, Inc.	260,268	15,077
Trinity Industries, Inc.	372,219	15,038
J.B. Hunt Transport Services, Inc.	575,180	14,328
* Foster Wheeler Ltd.	330,897	14,295
* Alliant Techsystems, Inc.	182,545	13,937
Landstar System, Inc.	294,534	13,911
The Brink's Co.	242,189	13,662
* Stericycle, Inc.	208,646	13,583
The Manitowoc Co., Inc.	303,402	13,501
* Allied Waste Industries, Inc.	1,175,363	13,352
Donaldson Co., Inc.	389,033	13,177
* Continental Airlines, Inc. Class B	437,006	13,023
Laidlaw International Inc.	503,706	12,693
The Timken Co.	374,065	12,535
IDEX Corp.	264,074	12,464
*^ USG Corp.	167,347	12,205
Kennametal, Inc.	195,890	12,194
* YRC Worldwide, Inc.	288,774	12,160
Walter Industries, Inc.	209,441	12,074
Hubbell Inc. Class B	251,345	11,977
JLG Industries, Inc.	530,028	11,926
* AGCO Corp.	453,039	11,924
Carlisle Co., Inc.	147,214	11,674
* US Airways Group Inc.	226,374	11,441
Lincoln Electric Holdings, Inc.	180,546	11,311
* United Rentals, Inc.	351,246	11,233
MSC Industrial Direct Co., Inc. Class A	234,699	11,165
* Shaw Group, Inc.	396,179	11,014
GATX Corp.	253,653	10,780
* URS Corp.	254,319	10,681
HNI Corp.	232,983	10,566
* Corrections Corp. of America	199,385	10,555
* Covanta Holding Corp.	590,441	10,421
Crane Co.	244,324	10,164
Adesa, Inc.	451,942	10,051
* Gardner Denver Inc.	259,792	10,002
Teleflex Inc.	184,566	9,970
DRS Technologies, Inc.	199,835	9,742
The Toro Co.	207,495	9,690
* American Commercial Lines Inc.	158,676	9,560
Alexander & Baldwin, Inc.	211,753	9,374
* Armor Holdings, Inc.	169,113	9,272
* Quanta Services, Inc.	532,451	9,227
* Genlyte Group, Inc.	126,550	9,166
*^ JetBlue Airways Corp.	736,011	8,935
* Copart, Inc.	361,853	8,887
Acuity Brands, Inc.	226,122	8,798
Brady Corp. Class A	238,352	8,781
Herman Miller, Inc.	340,287	8,769
Wabtec Corp.	233,205	8,722
* Kansas City Southern	313,606	8,687
* Kirby Corp.	218,986	8,650
* Waste Connections, Inc.	231,153	8,414
IKON Office Solutions, Inc.	666,298	8,395
* BE Aerospace, Inc.	360,387	8,238
* EGL, Inc.	163,371	8,201
Briggs & Stratton Corp.	258,371	8,038
Lennox International Inc.	301,639	7,987
Florida East Coast Industries, Inc. Class A	149,449	7,821
CLARCOR Inc.	262,460	7,819
Washington Group International, Inc.	146,142	7,795
* United Stationers, Inc.	157,834	7,784
Bucyrus International, Inc.	153,839	7,769
* Navistar International Corp.	315,499	7,764
* EMCOR Group, Inc.	157,316	7,657
* West Corp.	158,956	7,616
Granite Construction Co.	167,755	7,594
Skywest, Inc.	304,435	7,550
* PHH Corp.	267,332	7,362
Watsco, Inc.	122,571	7,332
* Hexcel Corp.	458,064	7,196
* Genesee & Wyoming Inc. Class A	202,714	7,190
UTI Worldwide, Inc.	284,413	7,176
Nordson Corp.	144,096	7,087
Simpson Manufacturing Co.	196,046	7,067
* Swift Transportation Co., Inc.	222,338	7,061
* General Cable Corp.	201,065	7,037
* Aviall, Inc.	146,866	6,979
Belden CDT Inc.	210,528	6,958
* Energy Conversion Devices, Inc.	189,304	6,896
* ESCO Technologies Inc.	128,770	6,883
Actuant Corp.	136,479	6,817
Forward Air Corp.	166,738	6,791
* AirTran Holdings, Inc.	450,288	6,691
* Alaska Air Group, Inc.	168,822	6,655
* Navigant Consulting, Inc.	290,014	6,569
Regal-Beloit Corp.	147,764	6,524
Arkansas Best Corp.	129,376	6,496
* Ceradyne, Inc.	127,339	6,302
John H. Harland Co.	142,484	6,198
Pacer International, Inc.	189,898	6,187
* Labor Ready, Inc.	272,377	6,169
Mueller Industries Inc.	186,734	6,168
* Moog Inc.	178,682	6,114
Curtiss-Wright Corp.	197,164	6,088
Watson Wyatt & Co. Holdings	168,507	5,921
Mine Safety Appliances Co.	145,455	5,847
* Resources Connection, Inc.	225,816	5,650
* Old Dominion Freight Line, Inc.	148,997	5,601
* Dollar Thrifty Automotive Group, Inc.	123,995	5,588
Banta Corp.	120,255	5,571
* FTI Consulting, Inc.	207,297	5,549
* NCI Building Systems, Inc.	101,623	5,403
Knight Transportation, Inc.	266,650	5,386
Heartland Express, Inc.	300,882	5,383
Applied Industrial Technology, Inc.	212,823	5,174
Kaydon Corp.	138,100	5,153
Universal Forest Products, Inc.	81,548	5,116
* IHS Inc.-Class A	171,984	5,096
* Teledyne Technologies, Inc.	154,595	5,065
* Tetra Tech, Inc.	281,353	4,991
Albany International Corp.	114,050	4,835
* Esterline Technologies Corp.	115,414	4,800
Werner Enterprises, Inc.	236,568	4,795
* Acco Brands Corp.	214,550	4,699
* Amerco, Inc.	45,744	4,605
* Cenveo Inc.	255,593	4,588
* AAR Corp.	205,530	4,569
* Orbital Sciences Corp.	281,128	4,537
* CoStar Group, Inc.	75,738	4,531
Deluxe Corp.	257,377	4,499
* Beacon Roofing Supply, Inc.	202,920	4,466
* Mobile Mini, Inc.	151,532	4,434
* NCO Group, Inc.	167,466	4,428
Baldor Electric Co.	137,050	4,288
Administaff, Inc.	118,464	4,242
Woodward Governor Co.	138,759	4,234
A.O. Smith Corp.	89,473	4,148
* American Reprographics Co.	113,486	4,114
UAP Holding Corp.	181,156	3,951
* The Advisory Board Co.	81,854	3,936
* Jacuzzi Brands, Inc.	446,557	3,930
* Griffon Corp.	150,207	3,920
Steelcase Inc.	236,805	3,895
* Hub Group, Inc.	158,504	3,888
* Korn/Ferry International	182,909	3,583
Franklin Electric, Inc.	68,876	3,557
* Encore Wire Corp.	98,153	3,528
Watts Water Technologies, Inc.	104,346	3,501
Valmont Industries, Inc.	75,106	3,492
* Spherion Corp.	382,463	3,488
NACCO Industries, Inc. Class A	24,596	3,380
ElkCorp	121,499	3,374
*^ GenCorp, Inc.	209,108	3,352
* EnPro Industries, Inc.	97,315	3,270
* Triumph Group, Inc.	67,407	3,236
Freightcar America Inc.	58,238	3,233
Federal Signal Corp.	211,293	3,199
Barnes Group, Inc.	160,274	3,197
* Heidrick & Struggles International, Inc.	94,328	3,192
* Insituform Technologies Inc. Class A	139,225	3,187
* GrafTech International Ltd.	545,505	3,164
* School Specialty, Inc.	99,112	3,157
ABM Industries Inc.	180,377	3,084
* Teletech Holdings Inc.	241,981	3,063
* Power-One, Inc.	462,152	3,050
*^ Evergreen Solar, Inc.	232,622	3,019
* Volt Information Sciences Inc.	63,962	2,981
Viad Corp.	94,470	2,957
* Consolidated Graphics, Inc.	56,448	2,939
G & K Services, Inc. Class A	85,223	2,923
* Flow International Corp.	202,327	2,847
*^ A.S.V., Inc.	123,271	2,840
* Republic Airways Holdings Inc.	165,854	2,823
The Greenbrier Cos., Inc.	85,800	2,809
* Coinstar, Inc.	116,816	2,797
* Global Cash Access, Inc.	176,499	2,759
* Kforce Inc.	176,904	2,740
Knoll, Inc.	148,889	2,734
Rollins, Inc.	138,438	2,719
United Industrial Corp.	60,028	2,716
*^ Taser International Inc.	343,203	2,715
Wabash National Corp.	176,160	2,706
McGrath RentCorp	95,522	2,656
* Columbus McKinnon Corp.	119,749	2,603
* Williams Scotsman International Inc.	117,124	2,558
* Clean Harbors Inc.	62,431	2,517
CDI Corp.	85,991	2,494
* Interline Brands, Inc.	106,646	2,493
*^ Lamson & Sessions Co.	87,788	2,490
Kelly Services, Inc. Class A	90,603	2,462
Healthcare Services Group, Inc.	116,312	2,437
* CBIZ Inc.	328,707	2,436
* SOURCECORP, Inc.	97,615	2,420
Bowne & Co., Inc.	169,046	2,417
* Superior Essex Inc.	78,772	2,358
Comfort Systems USA, Inc.	163,597	2,338
* SCS Transportation, Inc.	84,670	2,331
Bluelinx Holdings Inc.	178,485	2,326
* Celadon Group Inc.	105,252	2,320
*^ FuelCell Energy, Inc.	241,658	2,315
Ameron International Corp.	34,528	2,314
* Kadant Inc.	100,060	2,301
* Sirva Inc.	351,453	2,274
* CRA International Inc.	50,255	2,269
* RailAmerica, Inc.	212,246	2,220
Raven Industries, Inc.	70,265	2,213
^ Titan International, Inc.	114,829	2,148
* The Middleby Corp.	24,745	2,142
* Astec Industries, Inc.	62,561	2,135
* Infrasource Services Inc.	115,152	2,097
* Ladish Co., Inc.	55,767	2,090
* K&F Industries Holdings	115,251	2,043
*^ American Science & Engineering, Inc.	34,628	2,006
Lawson Products, Inc.	50,319	1,984
American Woodmark Corp.	56,524	1,981
CIRCOR International, Inc.	64,922	1,979
* Perini Corp.	87,952	1,979
* II-VI, Inc.	106,492	1,949
EDO Corp.	79,293	1,930
Kaman Corp. Class A	105,377	1,918
* Kenexa Corp.	59,877	1,907
Apogee Enterprises, Inc.	129,388	1,902
* Accuride Corp.	151,289	1,887
* Huron Consulting Group Inc.	52,914	1,857
Tredegar Corp.	115,908	1,834
Dynamic Materials Corp.	54,292	1,831
Gorman-Rupp Co.	68,830	1,831
* DiamondCluster International, Inc.	228,507	1,810
* Geo Group Inc.	51,590	1,808
Tennant Co.	35,936	1,807
*^ Capstone Turbine Corp.	789,786	1,801
* RBC Bearings Inc.	78,382	1,779
Cubic Corp.	90,596	1,777
* Hudson Highland Group, Inc.	162,822	1,757
* Xanser Corp.	346,041	1,748
*^ Waste Services, Inc.	191,537	1,722
* Sequa Corp. Class A	20,772	1,693
* Marten Transport, Ltd.	75,562	1,643
Cascade Corp.	40,851	1,616
* Innovative Solutions and Support, Inc.	114,507	1,610
* 3D Systems Corp.	80,087	1,609
* Electro Rent Corp.	100,369	1,608
Lindsay Manufacturing Co.	58,758	1,594
* Commercial Vehicle Group Inc.	76,678	1,586
*^ Distributed Energy Systems Corp.	304,862	1,576
* Argon ST, Inc.	58,882	1,568
* SITEL Corp.	397,602	1,559
* On Assignment, Inc.	162,856	1,497
Vicor Corp.	90,085	1,493
HEICO Corp.	52,314	1,483
* NuCo2, Inc.	61,157	1,470
* Lydall, Inc.	158,232	1,459
* Ducommun, Inc.	78,760	1,459
* Miller Industries, Inc.	69,720	1,443
*^ Trex Co., Inc.	54,798	1,419
LSI Industries Inc.	82,426	1,400
*^ Medis Technology Ltd.	68,591	1,391
Ennis, Inc.	69,365	1,365
* Frozen Food Express Industries, Inc.	123,330	1,359
* Tecumseh Products Co. Class A	69,511	1,335
* TRC Cos., Inc.	126,453	1,332
* Layne Christensen Co.	46,890	1,329
* Team, Inc.	53,055	1,329
*^ Frontier Airlines Holdings, Inc.	184,006	1,327
* Fuel-Tech N.V	109,100	1,320
* EnerSys	62,732	1,311
Standex International Corp.	42,677	1,295
* Mesa Air Group Inc.	131,469	1,295
*^ Ionatron Inc.	202,416	1,285
* Casella Waste Systems, Inc.	96,588	1,264
Insteel Industries, Inc.	52,100	1,261
*^ Plug Power, Inc.	269,584	1,259
^ Eagle Bulk Shipping Inc.	88,002	1,254
* ABX Air, Inc.	206,398	1,247
*^ American Superconductor Corp.	139,633	1,233
* Learning Tree International, Inc.	139,509	1,223
* LECG Corp.	65,548	1,211
* WCA Waste Corp.	144,731	1,194
Angelica Corp.	67,111	1,177
Robbins & Myers, Inc.	44,997	1,176
* P.A.M. Transportation Services, Inc.	40,667	1,175
* Rush Enterprises, Inc. Class A	64,113	1,165
Central Parking Corp.	71,813	1,149
*^ Valence Technology Inc.	661,126	1,144
* ICT Group, Inc.	46,001	1,128
AAON, Inc.	43,974	1,128
Quixote Corp.	61,992	1,117
* U.S. Xpress Enterprises, Inc.	40,002	1,081
* Pike Electric Corp.	55,920	1,077
* Active Power, Inc.	313,362	1,062
* TAL International Group, Inc.	43,578	1,050
* Essex Corp.	56,793	1,046
The Standard Register Co.	87,723	1,040
*^ Global Power Equipment Group Inc.	325,013	1,034
* Exponent, Inc.	60,108	1,016
* Covenant Transport, Inc.	64,257	978
* L.B. Foster Co. Class A	40,000	971
^ PW Eagle, Inc.	31,400	950
*^ TurboChef Technologies, Inc.	84,371	938
Met-Pro Corp.	74,980	938
* ExpressJet Holdings, Inc.	135,710	938
* Flanders Corp.	93,284	936
American Ecology Corp.	35,117	931
* M&F Worldwide Corp.	57,018	918
*^ Ultralife Batteries, Inc.	89,751	909
* AZZ Inc.	34,298	899
Ampco-Pittsburgh Corp.	31,218	894
* MTC Technologies, Inc.	37,793	893
* Cornell Companies, Inc.	57,736	887
C & D Technologies, Inc.	115,553	869
* Dynamex Inc.	39,666	865
* Builders FirstSource, Inc.	40,451	824
Horizon Lines Inc.	50,731	813
Badger Meter, Inc.	28,838	779
Synagro Technologies Inc.	196,557	772
* Gehl Co.	29,869	763
Applied Signal Technology, Inc.	42,769	729
*^ ENGlobal Corp.	92,226	718
* Axsys Technologies, Inc.	47,371	714
* The Allied Defense Group, Inc.	32,300	710
^ Sea Containers Ltd. Class A	149,307	709
* Park-Ohio Holdings Corp.	40,723	703
* Baker (Michael) Corp.	32,400	703
* First Consulting Group, Inc.	79,061	699
Aceto Corp.	99,418	688
Schawk, Inc.	38,452	673
Alamo Group, Inc.	31,782	669
* GP Strategies Corp.	85,400	658
* Quality Distribution Inc.	49,196	653
Sun Hydraulics Corp.	30,568	635
* Herley Industries Inc.	56,328	631
*^ Odyssey Marine Exploration, Inc.	251,700	624
* Powell Industries, Inc.	24,833	594
* Pinnacle Airlines Corp.	84,141	592
* Rush Enterprises, Inc. Class B	33,980	574
* USA Truck, Inc.	31,743	566
* Standard Parking Corp.	20,600	558
Genco Shipping and Trading Ltd.	31,500	547
* Omega Flex Inc.	26,134	524
* Huttig Building Products, Inc.	64,646	524
Todd Shipyards Corp.	22,640	521
* Sterling Construction Co., Inc.	17,865	493
* Milacron Inc.	485,669	486
* Hawaiian Holdings, Inc.	142,350	484
* La Barge, Inc.	36,289	482
*^ TRM Corp.	68,332	474
* Magnatek, Inc.	168,052	454
* Barrett Business Services, Inc.	24,690	453
*^ Wolverine Tube, Inc.	120,577	443
* COMSYS IT Partners Inc.	29,095	440
* MAIR Holdings, Inc.	67,269	418
Waste Industries USA, Inc.	18,072	410
Multi-Color Corp.	12,897	387
CompX International Inc.	20,094	360
* Paragon Technologies, Inc.	40,235	353
* International Shipholding Corp.	25,994	348
HEICO Corp. Class A	14,288	339
* Modtech Holdings, Inc.	49,603	336
* Strategic Distribution, Inc.	23,874	334
Hubbell Inc. Class A	7,600	331
Sypris Solutions, Inc.	32,464	307
* Intersections Inc.	27,028	293
* Universal Truckload Services, Inc.	8,352	285
* Mac-Gray Corp.	22,933	283
* Stantec Inc.	14,600	276
Valley National Gases Inc.	10,500	275
* PeopleSupport Inc.	19,000	256
* Raytheon Co. Warrants Exp. 6/16/11	19,938	252
L.S. Starrett Co. Class A	17,904	244
* Aerosonic Corp.	32,474	242
* APAC Teleservices, Inc.	114,373	220
*^ Integrated Alarm Services Group, Inc.	52,970	209
* Pemco Aviation Group, Inc.	19,524	205
* Willis Lease Finance Corp.	21,560	203
* DHB Industries, Inc.	102,615	197
* SL Industries, Inc.	12,000	194
* U.S. Home Systems, Inc.	19,850	192
*^ Millennium Cell Inc.	128,346	184
* Innotrac Corp.	62,932	179
*^ Microvision, Inc.	92,449	178
* Nashua Corp.	24,315	167
* CompuDyne Corp.	25,365	162
* Advanced Environmental Recycling Technologies, Inc	51,055	161
* Perma-Fix Environmental Services, Inc.	73,900	157
* UQM Technologies, Inc.	52,950	154
International Aluminum Corp.	4,000	152
Chase Corp	9,400	139
* Environmental Tectonics Corp.	19,900	117
* Catalytica Energy Systems, Inc.	73,906	105
* Central Freight Lines, Inc.	51,715	104
* PRG-Schultz International, Inc.	199,717	90
* Spherix Inc.	50,060	79
*^ Arotech Corp.	28,972	67
* Channell Commercial Corp.	18,561	61
* Henry Bros. Electronics, Inc.	9,700	49
Protection One, Inc.	2,271	33
* Stonepath Group, Inc.	7,376	2
* DT Industries, Inc.	525,268	2
* BMC Industries, Inc.	211,416	-

		8,434,298

Information Technology (15.0%)
Microsoft Corp.	46,237,467	1,077,333
International Business Machines Corp.	7,792,272	598,602
* Cisco Systems, Inc.	30,578,968	597,207
Intel Corp.	29,248,716	554,263
Hewlett-Packard Co.	14,062,142	445,489
* Google Inc.	1,055,980	442,804
QUALCOMM Inc.	8,235,101	329,980
* Oracle Corp.	21,075,589	305,385
* Dell Inc.	10,898,513	266,033
Motorola, Inc.	12,351,750	248,888
* Apple Computer, Inc.	4,218,624	240,968
Texas Instruments, Inc.	7,894,307	239,119
* Yahoo! Inc.	6,348,454	209,499
* Corning, Inc.	7,689,543	186,010
First Data Corp.	3,814,554	171,808
* eBay Inc.	5,248,909	153,741
Automatic Data Processing, Inc.	2,882,746	130,733
* EMC Corp.	11,862,286	130,129
Applied Materials, Inc.	7,897,658	128,574
* Adobe Systems, Inc.	2,993,129	90,871
Accenture Ltd.	2,876,389	81,459
* Symantec Corp.	5,192,426	80,690
* Sun Microsystems, Inc.	17,229,071	71,501
* Agilent Technologies, Inc.	2,169,431	68,467
* Broadcom Corp.	2,223,849	66,827
Paychex, Inc.	1,701,866	66,339
* Network Appliance, Inc.	1,854,395	65,460
* Electronic Arts Inc.	1,511,855	65,070
* Xerox Corp.	4,637,468	64,507
Electronic Data Systems Corp.	2,560,926	61,616
Seagate Technology	2,643,724	59,854
Analog Devices, Inc.	1,822,076	58,562
* Advanced Micro Devices, Inc.	2,397,376	58,544
*^ Micron Technology, Inc.	3,617,516	54,480
* Lucent Technologies, Inc.	22,261,153	53,872
Maxim Integrated Products, Inc.	1,596,153	51,252
Linear Technology Corp.	1,523,612	51,026
* Marvell Technology Group Ltd.	1,143,260	50,681
* Intuit, Inc.	837,630	50,584
* SanDisk Corp.	966,082	49,251
CA, Inc.	2,301,120	47,288
* Cognizant Technology Solutions Corp.	699,480	47,124
* Computer Sciences Corp.	930,176	45,058
* Freescale Semiconductor, Inc. Class A	1,542,154	44,722
KLA-Tencor Corp.	994,436	41,339
* Fiserv, Inc.	891,574	40,442
* Juniper Networks, Inc.	2,524,957	40,374
National Semiconductor Corp.	1,682,304	40,123
* Autodesk, Inc.	1,150,210	39,636
Xilinx, Inc.	1,721,561	38,993
* Citrix Systems, Inc.	888,218	35,653
Microchip Technology, Inc.	1,060,978	35,596
* NVIDIA Corp.	1,622,968	34,553
* NCR Corp.	904,671	33,147
* MEMC Electronic Materials, Inc.	874,254	32,785
* LAM Research Corp.	696,744	32,482
* Altera Corp.	1,787,822	31,376
* Flextronics International Ltd.	2,879,309	30,578
* Lexmark International, Inc.	540,039	30,150
* Affiliated Computer Services, Inc. Class A	552,750	28,527
* VeriSign, Inc.	1,230,339	28,507
* Tellabs, Inc.	2,130,132	28,352
Harris Corp.	667,488	27,707
* BEA Systems, Inc.	2,093,364	27,402
* BMC Software, Inc.	1,059,561	25,324
Amphenol Corp.	443,589	24,823
* Cadence Design Systems, Inc.	1,413,557	24,243
* Avaya Inc.	2,105,326	24,043
* Akamai Technologies, Inc.	649,675	23,512
Jabil Circuit, Inc.	870,963	22,297
* Western Digital Corp.	1,096,179	21,715
Molex, Inc.	633,921	21,281
* JDS Uniphase Corp.	8,347,429	21,119
* McAfee Inc.	829,975	20,143
* Alliance Data Systems Corp.	341,686	20,098
* Comverse Technology, Inc.	1,008,512	19,938
* Red Hat, Inc.	847,244	19,826
* Iron Mountain, Inc.	525,938	19,660
* Arrow Electronics, Inc.	600,936	19,350
* CheckFree Corp.	385,907	19,126
* NAVTEQ Corp.	416,847	18,625
* Ceridian Corp.	733,367	17,923
* LSI Logic Corp.	1,978,698	17,709
CDW Corp.	321,529	17,572
* DST Systems, Inc.	275,872	16,414
Intersil Corp.	705,495	16,403
* Novellus Systems, Inc.	662,184	16,356
Global Payments Inc.	335,114	16,270
* Activision, Inc.	1,383,574	15,745
* Solectron Corp.	4,544,858	15,543
* MasterCard, Inc. Class A	311,800	14,966
* Freescale Semiconductor, Inc. Class B	504,460	14,831
MoneyGram International, Inc.	427,152	14,502
Sabre Holdings Corp.	659,074	14,500
* Integrated Device Technology Inc.	1,001,584	14,202
* Ciena Corp.	2,914,466	14,019
Diebold, Inc.	344,314	13,986
* QLogic Corp.	805,096	13,880
* International Rectifier Corp.	353,683	13,822
* Teradyne, Inc.	989,427	13,783
Symbol Technologies, Inc.	1,266,816	13,669
* Convergys Corp.	698,575	13,622
* Vishay Intertechnology, Inc.	850,624	13,380
* Synopsys, Inc.	711,289	13,351
* Agere Systems Inc.	898,770	13,212
* Avnet, Inc.	656,172	13,137
* Novell, Inc.	1,943,258	12,884
* Compuware Corp.	1,919,283	12,859
* Ingram Micro, Inc. Class A	694,057	12,583
* Mettler-Toledo International Inc.	206,379	12,500
* Sanmina-SCI Corp.	2,658,614	12,230
* Atmel Corp.	2,200,456	12,213
* Trimble Navigation Ltd.	272,062	12,145
Tektronix, Inc.	408,045	12,005
Fair Isaac, Inc.	327,017	11,874
Fidelity National Information Services, Inc.	334,613	11,845
* Zebra Technologies Corp. Class A	333,726	11,400
* Fairchild Semiconductor International, Inc.	609,262	11,070
* Tech Data Corp.	283,870	10,875
* F5 Networks, Inc.	201,946	10,800
* Unisys Corp.	1,712,378	10,754
* salesforce.com, Inc.	388,861	10,367
Acxiom Corp.	411,612	10,290
* RSA Security Inc.	374,010	10,169
* 3Com Corp.	1,961,617	10,043
* Cypress Semiconductor Corp.	688,487	10,011
* ADC Telecommunications, Inc.	588,880	9,929
* Rambus Inc.	431,155	9,835
* PMC Sierra Inc.	1,033,951	9,719
* Interdigital Communications Corp.	277,703	9,695
Reynolds & Reynolds Class A	314,791	9,655
* FormFactor Inc.	216,159	9,647
* Polycom, Inc.	433,962	9,512
* Varian Semiconductor Equipment Associates, Inc.	287,272	9,368
*^ Cree, Inc.	383,577	9,114
* CommScope, Inc.	283,935	8,921
* CACI International, Inc.	151,615	8,844
* Cymer, Inc.	189,805	8,818
* Sybase, Inc.	450,777	8,745
* MICROS Systems, Inc.	197,311	8,619
* Brocade Communications Systems, Inc.	1,368,336	8,402
* Silicon Laboratories Inc.	237,335	8,342
* BISYS Group, Inc.	607,229	8,319
* Hyperion Solutions Corp.	299,565	8,268
* Microsemi Corp.	333,160	8,122
* Digital River, Inc.	197,661	7,984
* MPS Group, Inc.	527,954	7,951
* aQuantive, Inc.	311,395	7,888
* Transaction Systems Architects, Inc.	187,793	7,829
Anixter International Inc.	164,771	7,820
* ANSYS, Inc.	163,194	7,804
ADTRAN Inc.	346,482	7,772
Jack Henry & Associates Inc.	393,223	7,731
* Plexus Corp.	223,875	7,659
* BearingPoint, Inc.	914,684	7,656
* Benchmark Electronics, Inc.	317,323	7,654
National Instruments Corp.	278,530	7,632
FactSet Research Systems Inc.	158,896	7,516
* Itron, Inc.	126,152	7,476
* j2 Global Communications, Inc.	238,925	7,459
*^ Palm, Inc.	462,533	7,447
* FLIR Systems, Inc.	332,456	7,334
Imation Corp.	177,496	7,286
* Foundry Networks, Inc.	681,854	7,269
* Andrew Corp.	802,358	7,109
* Arris Group Inc.	538,114	7,060
* Parametric Technology Corp.	552,724	7,025
* THQ Inc.	322,668	6,970
* Emulex Corp.	419,983	6,833
* TIBCO Software Inc.	958,868	6,760
* WebEx Communications, Inc.	189,884	6,748
* Nuance Communications, Inc.	670,007	6,740
* Avid Technology, Inc.	201,972	6,732
* RealNetworks, Inc.	621,236	6,647
* ValueClick, Inc.	430,506	6,608
* Avocent Corp.	247,907	6,508
* Komag, Inc.	140,102	6,470
* SiRF Technology Holdings, Inc.	200,221	6,451
* Perot Systems Corp.	441,367	6,391
* Tessera Technologies, Inc.	231,878	6,377
* Equinix, Inc.	114,688	6,292
*^ Sonus Networks, Inc.	1,253,937	6,207
* VeriFone Holdings, Inc.	202,562	6,174
* Hewitt Associates, Inc.	270,743	6,086
* Conexant Systems, Inc.	2,407,714	6,019
* Electronics for Imaging, Inc.	288,185	6,017
* Wright Express Corp.	205,112	5,895
* Kronos, Inc.	160,203	5,801
* CNET Networks, Inc.	724,856	5,784
* Digital Insight Corp.	168,684	5,784
* Intermec, Inc.	251,391	5,767
* Zoran Corp.	236,328	5,752
Plantronics, Inc.	258,610	5,744
* RF Micro Devices, Inc.	956,974	5,713
* MicroStrategy Inc.	58,070	5,663
* FileNet Corp.	209,902	5,653
* CSG Systems International, Inc.	226,614	5,606
* EarthLink, Inc.	645,239	5,588
* Informatica Corp.	423,399	5,572
* OmniVision Technologies, Inc.	263,648	5,568
* Mentor Graphics Corp.	424,657	5,512
* Macrovision Corp.	256,052	5,510
* Coherent, Inc.	163,087	5,501
Cognex Corp.	210,196	5,471
* Amkor Technology, Inc.	573,749	5,428
* Semtech Corp.	370,378	5,352
* Openwave Systems Inc.	462,406	5,336
* Digitas Inc.	459,017	5,334
* Euronet Worldwide, Inc.	137,208	5,265
* SRA International, Inc.	195,951	5,218
* Rackable Systems Inc.	130,317	5,146
* Entegris Inc.	537,322	5,121
* Redback Networks Inc.	276,203	5,066
* eFunds Corp.	228,741	5,044
Daktronics, Inc.	167,736	4,843
* Checkpoint Systems, Inc.	214,991	4,775
* Quest Software, Inc.	338,698	4,755
* Websense, Inc.	230,253	4,729
* Advent Software, Inc.	130,117	4,693
* Applied Micro Circuits Corp.	1,683,311	4,595
* ATMI, Inc.	186,002	4,579
* Progress Software Corp.	195,010	4,565
* Skyworks Solutions, Inc.	826,934	4,556
* HomeStore, Inc.	831,086	4,554
* Diodes Inc.	107,365	4,449
*^ UTStarcom, Inc.	569,286	4,435
* Powerwave Technologies, Inc.	484,668	4,420
* Trident Microsystems, Inc.	227,496	4,318
AVX Corp.	271,822	4,292
* KEMET Corp.	465,516	4,292
* Insight Enterprises, Inc.	224,944	4,285
Technitrol, Inc.	184,493	4,271
* Intergraph Corp.	132,562	4,174
* Silicon Image, Inc.	386,850	4,170
* Rogers Corp.	73,871	4,162
* Global Imaging Systems, Inc.	99,465	4,106
Talx Corp.	185,804	4,064
* Rofin-Sinar Technologies Inc.	70,146	4,031
* Wind River Systems Inc.	448,841	3,995
* Aeroflex, Inc.	342,271	3,994
Gevity HR, Inc.	149,788	3,977
* Gartner, Inc. Class A	279,837	3,974
United Online, Inc.	329,514	3,954
* Littelfuse, Inc.	114,974	3,953
* Brooks Automation, Inc.	331,849	3,916
* ON Semiconductor Corp.	664,878	3,909
*^ Take-Two Interactive Software, Inc.	363,101	3,871
* Dycom Industries, Inc.	181,527	3,865
* Finisar Corp.	1,180,029	3,859
* Opsware, Inc.	457,578	3,770
* Brightpoint, Inc.	277,751	3,758
MTS Systems Corp.	94,042	3,716
* Tekelec	294,021	3,631
* Lawson Softward, Inc.	540,750	3,623
* MKS Instruments, Inc.	179,532	3,612
* Internet Security Systems, Inc.	190,122	3,584
* Sycamore Networks, Inc.	879,933	3,573
* Dolby Laboratories Inc.	149,106	3,474
* Micrel, Inc.	342,876	3,432
* Atheros Communications	179,088	3,396
* Cabot Microelectronics Corp.	111,698	3,386
* DSP Group Inc.	135,891	3,377
Quality Systems, Inc.	90,198	3,321
Total System Services, Inc.	171,780	3,307
* Newport Corp.	202,512	3,264
* Cirrus Logic, Inc.	399,685	3,253
* Paxar Corp.	158,131	3,253
* NETGEAR, Inc.	150,106	3,250
* ScanSource, Inc.	110,316	3,234
* Identix, Inc.	460,251	3,217
* Power Integrations, Inc.	183,184	3,202
* Keane, Inc.	254,897	3,186
* Concur Technologies, Inc.	204,513	3,164
Black Box Corp.	82,330	3,156
* Witness Systems, Inc.	155,474	3,136
*^ Spansion Inc. Class A	196,588	3,134
* Advanced Digital Information Corp.	265,183	3,121
* Ariba, Inc.	377,343	3,106
* InfoSpace, Inc.	136,244	3,089
* Axcelis Technologies, Inc.	520,238	3,069
* Lattice Semiconductor Corp.	495,454	3,062
Agilysys, Inc.	167,988	3,024
* NetIQ Corp.	246,098	3,000
* Electro Scientific Industries, Inc.	164,313	2,956
* FEI Co.	128,597	2,917
* Comtech Telecommunications Corp.	99,176	2,903
* LTX Corp.	409,303	2,869
* CMGI Inc.	2,365,840	2,863
* Manhattan Associates, Inc.	140,674	2,854
* SonicWALL, Inc.	315,873	2,840
* Veeco Instruments, Inc.	118,051	2,814
*^ Cogent Inc.	185,244	2,792
* RadiSys Corp.	126,805	2,785
* Aspen Technologies, Inc.	209,428	2,748
* Quantum Corp.	1,019,714	2,672
* Photronics Inc.	179,392	2,655
* McDATA Corp. Class A	649,968	2,652
* Supertex, Inc.	66,306	2,648
* LoJack Corp.	138,680	2,616
* TTM Technologies, Inc.	180,149	2,607
* Mastec Inc.	197,169	2,605
* ManTech International Corp.	83,618	2,580
* TriQuint Semiconductor, Inc.	572,260	2,552
CTS Corp.	171,064	2,547
* ViaSat, Inc.	99,058	2,544
* webMethods, Inc.	251,989	2,487
* eCollege.com Inc.	117,516	2,484
* Epicor Software Corp.	231,257	2,435
* Silicon Storage Technology, Inc.	596,944	2,424
* 24/7 Real Media, Inc.	275,818	2,422
* Hutchinson Technology, Inc.	111,470	2,411
* JDA Software Group, Inc.	171,260	2,403
* Hittite Microwave Corp.	66,343	2,399
Inter-Tel, Inc.	111,327	2,345
* Synaptics Inc.	108,572	2,323
* Internet Capital Group Inc.	250,779	2,257
*^ Universal Display Corp.	168,924	2,248
*^ Bankrate, Inc.	58,686	2,216
* Gateway, Inc.	1,163,723	2,211
infoUSA Inc.	214,448	2,211
* Mattson Technology, Inc.	225,491	2,203
* Sirenza Microdevices, Inc.	181,177	2,199
* Novatel Wireless, Inc.	211,538	2,196
* S1 Corp.	457,048	2,194
* Adaptec, Inc.	504,098	2,188
* Genesis Microchip Inc.	187,553	2,168
* SPSS, Inc.	66,696	2,144
*^ Transmeta Corp.	1,304,995	2,114
* Sykes Enterprises, Inc.	130,069	2,102
* Microtune, Inc.	335,494	2,100
* SafeNet, Inc.	117,703	2,086
* Extreme Networks, Inc.	497,339	2,069
* Open Solutions Inc.	77,601	2,065
* TNS Inc.	99,524	2,059
* Exar Corp.	154,776	2,054
* Forrester Research, Inc.	73,229	2,049
Park Electrochemical Corp.	79,476	2,047
* Heartland Payment Systems, Inc.	73,368	2,046
*^ Netlogic Microsystems Inc.	63,256	2,040
Methode Electronics, Inc. Class A	193,690	2,036
* Safeguard Scientifics, Inc.	941,282	2,033
* Vignette Corp.	138,104	2,014
* Packeteer, Inc.	177,310	2,011
* Sapient Corp.	379,271	2,010
* MRO Software Inc.	99,923	2,005
* Altiris, Inc.	110,065	1,986
Molex, Inc. Class A	68,593	1,971
* Blackboard Inc.	67,708	1,961
MAXIMUS, Inc.	84,427	1,954
*^ TranSwitch Corp.	907,002	1,914
* Asyst Technologies, Inc.	253,900	1,912
* Advanced Energy Industries, Inc.	143,743	1,903
* Applied Films Corp.	66,699	1,900
* Borland Software Corp.	353,417	1,866
* Sonic Solutions, Inc.	112,300	1,853
* Ciber, Inc.	277,551	1,829
* Rudolph Technologies, Inc.	126,078	1,828
* Tyler Technologies, Inc.	162,463	1,820
*^ Internap Network Services Corp.	1,714,671	1,800
* Anaren, Inc.	87,493	1,793
* Verint Systems Inc.	59,484	1,736
* Mercury Computer Systems, Inc.	110,399	1,699
* Hypercom Corp.	181,308	1,695
* Manugistics Group, Inc.	671,202	1,678
* Kulicke & Soffa Industries, Inc.	225,494	1,671
Cohu, Inc.	94,966	1,667
* CyberSource Corp.	140,836	1,648
* Art Technology Group, Inc.	552,902	1,648
* Intevac, Inc.	74,217	1,609
*^ Marchex, Inc.	97,849	1,608
* The Ultimate Software Group, Inc.	83,756	1,605
* Actel Corp.	111,817	1,605
*^ MRV Communications Inc.	515,016	1,602
* Credence Systems Corp.	453,064	1,586
* eSPEED, Inc. Class A	190,343	1,586
* C-COR Inc.	203,011	1,567
* ADE Corp.	48,236	1,567
* Excel Technology, Inc.	51,723	1,548
Woodhead Industries, Inc.	80,696	1,545
Syntel, Inc.	75,469	1,544
* Standard Microsystem Corp.	70,725	1,544
* AMIS Holdings Inc.	154,338	1,543
* Interwoven Inc.	179,016	1,536
Startek, Inc.	102,171	1,527
* NetRatings, Inc.	109,665	1,523
* Lightbridge, Inc.	117,525	1,522
* Ultratech, Inc.	96,398	1,517
* KVH Industries, Inc.	130,052	1,516
* SYNNEX Corp.	79,586	1,509
* Zygo Corp.	91,731	1,503
* Secure Computing Corp.	174,509	1,501
* Magma Design Automation, Inc.	203,793	1,498
* VA Software Corp.	381,203	1,479
*^ Echelon Corp.	195,655	1,465
* EMCORE Corp.	152,451	1,464
* Planar Systems, Inc.	121,106	1,458
* Ixia	159,564	1,436
* Symmetricom Inc.	202,452	1,431
* Lionbridge Technologies, Inc.	257,541	1,424
*^ ParkerVision, Inc.	156,156	1,421
Blackbaud, Inc.	62,565	1,420
* Iomega Corp.	513,045	1,411
* Gerber Scientific, Inc.	108,348	1,410
* Stratex Networks, Inc.	412,977	1,400
* Ansoft Corp.	68,236	1,397
*^ Sigma Designs, Inc.	147,884	1,395
* Chordiant Software, Inc.	458,877	1,390
* Harmonic, Inc.	309,664	1,387
Bel Fuse, Inc. Class B	42,020	1,379
* Actuate Software Corp.	341,070	1,378
*^ RAE Systems, Inc.	342,273	1,369
* Fargo Electronics	53,878	1,368
* Stratasys, Inc.	46,391	1,367
* Dynamics Research Corp.	99,656	1,353
* Autobytel Inc.	381,913	1,348
* Oplink Communications, Inc.	73,136	1,339
* Kopin Corp.	370,236	1,337
* IXYS Corp.	139,048	1,335
*^ Presstek, Inc.	142,223	1,324
TheStreet.com, Inc.	103,204	1,323
* Entrust, Inc.	387,553	1,322
* PAR Technology Corp.	103,138	1,317
* iPass Inc.	233,625	1,308
* Calamp Corp.	147,077	1,308
* PLX Technology, Inc.	105,053	1,284
* Agile Software Corp.	202,169	1,282
* International DisplayWorks, Inc.	240,716	1,252
* iGATE Corp.	194,652	1,244
* Advanced Analogic Technologies, Inc.	118,558	1,242
* Integrated Silicon Solution, Inc.	224,829	1,239
* Metrologic Instruments, Inc.	82,453	1,238
*^ Mindspeed Technologies, Inc.	506,816	1,221
* SI International Inc.	39,824	1,221
* Ditech Networks Inc.	139,508	1,217
*^ Multi-Fineline Electronix, Inc.	35,713	1,185
* MapInfo Corp.	90,291	1,178
* OSI Systems Inc.	65,805	1,169
* MIPS Technologies, Inc.	192,518	1,169
* Blue Coat Systems, Inc.	68,654	1,158
Integral Systems, Inc.	42,761	1,147
*^ Maxwell Technologies, Inc.	58,117	1,141
* RightNow Technologies Inc.	67,878	1,132
* Digi International, Inc.	89,768	1,125
*^ FARO Technologies, Inc.	65,824	1,116
* Online Resources Corp.	106,867	1,105
* Acacia Research - Acacia Technologies	76,850	1,081
* Measurement Specialties, Inc.	48,445	1,079
* EPIQ Systems, Inc.	64,757	1,078
* NMS Communications Corp.	297,378	1,077
*^ Viisage Technology, Inc.	69,594	1,055
* FSI International, Inc.	152,615	1,052
* SupportSoft, Inc.	264,621	1,043
* PortalPlayer Inc.	104,656	1,027
*^ Applied Digital Solutions, Inc.	539,882	1,020
* Covansys Corp.	80,560	1,013
* DTS Inc.	51,922	1,011
* DealerTrack Holdings Inc.	45,631	1,009
* Jupitermedia Corp.	77,170	1,003
* NetScout Systems, Inc.	111,856	998
* InterVoice, Inc.	139,715	995
Stellent Inc.	103,824	992
* PC-Tel, Inc.	114,946	982
* Carrier Access Corp.	115,857	958
* Neoware Systems, Inc.	77,645	954
* Carreker Corp.	133,315	953
* Tumbleweed Communications Corp.	332,386	947
* InFocus Corp.	329,908	944
* ActivIdentity Corp.	206,497	942
* ANADIGICS, Inc.	139,634	938
* Photon Dynamics, Inc.	74,775	936
* EFJ, Inc.	155,256	933
* Kanbay International Inc.	64,053	931
X-Rite Inc.	83,433	917
* SAVVIS, Inc.	30,963	917
* Glenayre Technologies, Inc.	344,391	909
^ Allen Organ Co.	11,462	905
* Merix Corp.	81,534	894
* Pericom Semiconductor Corp.	107,542	893
*^ FalconStor Software, Inc.	127,114	886
Richardson Electronics, Ltd.	120,365	885
* NIC Inc.	121,930	882
*^ Endwave Corp.	70,076	871
*^ Zhone Technologies	424,764	867
*^ SpatiaLight, Inc.	373,984	860
* Captaris Inc.	184,931	860
* Nu Horizons Electronics Corp.	88,863	858
* EMS Technologies, Inc.	47,406	852
* COMARCO, Inc.	84,591	845
* DDi Corp.	102,953	844
* Rimage Corp.	40,652	830
*^ Volterra Semiconductor Corp.	54,302	829
* Interactive Intelligence Inc.	58,466	827
*^ Avanex Corp.	469,543	826
*^ Terremark Worldwide, Inc.	225,717	813
* PDF Solutions, Inc.	64,487	800
* Answerthink Consulting Group, Inc.	198,090	798
* Keynote Systems Inc.	76,934	793
* Comtech Group Inc.	71,100	791
* Smith Micro Software, Inc.	49,000	785
* Greenfield Online, Inc.	105,379	781
* Computer Horizons Corp.	165,408	781
* Mobility Electronics, Inc.	107,107	778
* Radiant Systems, Inc.	73,400	776
*^ Cray, Inc.	77,424	770
SpectraLink Corp.	87,056	768
Keithley Instruments Inc.	60,002	764
* QuickLogic Corp.	156,014	763
* MoSys, Inc.	97,220	760
*^ Telkonet, Inc.	241,198	757
* LivePerson, Inc.	155,175	753
* SeaChange International, Inc.	107,486	748
* OPNET Technologies, Inc.	56,897	737
* Lasercard Corp.	55,567	727
*^ Digital Angel Corp.	230,685	717
* Docucorp International, Inc.	95,106	710
* Concurrent Computer Corp.	269,226	703
*^ Click Commerce, Inc.	35,438	699
* Quovadx, Inc.	269,441	695
* Ikanos Communications, Inc.	45,717	694
* CyberOptics Corp.	53,666	694
* Bell Microproducts Inc.	127,653	692
* Synplicity, Inc.	114,680	673
* Virage Logic Corp.	71,297	669
* VASCO Data Security International, Inc.	79,896	667
* Phoenix Technologies Ltd.	138,446	666
* Color Kinetics Inc.	35,160	665
* Perficient, Inc.	53,700	664
* LeCroy Corp.	45,294	650
*^ GlobeTel Communications Corp.	528,696	640
* Napster, Inc.	207,582	639
*^ Viewpoint Corp.	365,245	639
* Corillian Corp.	212,704	636
^ Renaissance Learning, Inc.	46,308	627
* Moldflow Corp.	53,434	626
* Edgewater Technology, Inc.	89,997	625
*^ Convera Corp.	91,553	615
* Semitool, Inc.	68,171	615
* Dot Hill Systems Corp.	177,232	606
* OpenTV Corp.	154,997	603
* Tier Technologies, Inc.	95,896	602
* Saba Software, Inc.	110,035	601
*^ Infocrossing, Inc.	52,012	601
* Centillium Communications, Inc.	209,143	588
* Aware, Inc.	100,623	572
* Tollgrade Communications, Inc.	58,389	566
* White Electronic Designs Corp.	110,740	563
* InterVideo Inc.	57,095	558
* PLATO Learning, Inc.	87,765	546
* WatchGuard Technologies, Inc.	132,465	539
* Embarcadero Technologies, Inc.	84,895	518
* TransAct Technologies Inc.	50,112	516
* SM&A Corp.	84,567	516
* Pixelworks, Inc.	185,693	507
* Westell Technologies, Inc.	228,861	501
* Immersion Corp.	85,366	500
* Catapult Communications Corp.	45,347	494
* SimpleTech, Inc.	130,559	490
* Monolithic Power Systems	40,995	485
* Ulticom, Inc.	46,284	485
* SigmaTel Inc.	117,440	483
* Ness Technologies Inc.	43,177	464
*^ NVE Corp.	32,201	463
* Web.com, Inc.	77,070	460
* Ceva, Inc.	79,181	458
* Bottomline Technologies, Inc.	55,537	452
*^ Therma-Wave Inc.	344,422	451
*^ Mechanical Technology Inc.	181,181	448
*^ Research Frontiers, Inc.	86,284	447
* Network Equipment Technologies, Inc.	140,044	440
* AuthentiDate Holding Corp.	161,303	427
* Sumtotal Systems Inc.	67,756	425
* Miva Inc.	103,862	421
* TechTeam Global, Inc.	44,589	408
* Radyne Comstream Inc.	35,795	407
* Mobius Management Systems, Inc.	69,550	403
* Digimarc Corp.	64,527	398
QAD Inc.	50,860	394
* OYO Geospace Corp.	6,800	388
* Performance Technologies, Inc.	55,625	384
* Lantronix, Inc.	175,434	382
*^ 8X8 Inc.	385,203	377
* Computer Task Group, Inc.	73,670	368
* Leadis Technology Inc.	66,692	368
* MetaSolv, Inc.	129,614	366
* California Micro Devices Corp.	91,339	365
* Hifn, Inc.	58,872	364
* Overland Storage, Inc.	54,176	363
*^ Bookham, Inc.	107,589	361
* Nanometrics Inc.	35,940	357
*^ On2 Technologies, Inc.	510,802	352
* Telular Corp.	171,576	345
Pegasystems Inc.	53,623	344
*^ Pemstar Inc.	97,602	335
Printronix, Inc.	24,873	333
* Datalink Corp.	63,532	331
* Indus International, Inc.	112,998	323
* Innovex, Inc.	84,366	322
* American Technology Corp.	116,847	312
* Avici Systems Inc.	53,815	311
* Access Intergrated Technologies Inc.	31,250	307
* ESS Technology, Inc.	141,510	306
* Network Engines, Inc.	160,545	303
* Applied Innovation Inc.	80,447	298
* The Knot, Inc.	14,200	297
* Selectica, Inc.	118,115	295
* Interlink Electronics Inc.	93,789	293
* ePlus Inc.	25,621	290
American Software, Inc. Class A	43,100	290
Cass Information Systems, Inc.	5,900	287
Bel Fuse, Inc. Class A	10,580	287
* Alliance Semiconductor Corp.	101,729	276
* ONYX Software Corp.	54,649	272
* Tut Systems, Inc.	111,117	269
* LookSmart, Ltd.	79,101	256
* Zomax Inc.	165,760	254
* Vitria Technology, Inc.	89,108	253
* WJ Communications, Inc.	167,095	247
* Kintera Inc.	120,855	236
* Analysts International Corp.	117,320	235
Frequency Electronics, Inc.	18,050	234
*^ Wave Systems Corp.	344,909	231
* SRS Labs, Inc.	44,800	224
* Airspan Networks Inc.	86,442	216
* Ramtron International Corp.	108,592	215
Wireless Telecom Group, Inc.	79,219	210
* Ampex Corp. Class A	17,507	204
* PC Connection, Inc.	34,262	200
* Intelli-Check Inc.	34,650	196
* Optical Communication Products, Inc.	96,931	195
* SCM Microsystems, Inc.	63,851	195
* Globecomm Systems, Inc.	24,075	179
* Management Network Group Inc.	81,917	178
* GTSI Corp.	27,230	176
*^ The SCO Group, Inc.	42,029	172
* Rainmaker Systems, Inc.	29,328	159
* Video Display Corp.	18,939	153
* Pervasive Software Inc.	37,348	150
* i2 Technologies, Inc.	11,808	150
* Cherokee International Corp.	38,295	148
* Catalyst Semiconductor, Inc.	40,550	147
* Pfsweb, Inc.	142,337	144
* Intraware, Inc.	22,335	136
* Sunrise Telecom Inc.	58,563	133
* Callidus Software Inc.	25,022	132
* Micro Linear Corp.	55,004	132
* I.D. Systems, Inc.	7,244	128
* Inforte Corp.	26,923	128
*^ SAFLINK Corp.	342,553	127
* Atari, Inc.	218,142	124
*^ WorldGate Communications, Inc.	75,801	124
*^ Telecommunication Systems, Inc.	46,952	112
* Cosine Communications, Inc.	37,283	98
*^ Ibis Technology Corp.	29,868	97
* NYFIX, Inc.	20,000	96
* Icad Inc.	60,078	95
* Travelzoo, Inc.	3,074	93
*^ Zix Corp.	109,636	92
*^ MTI Technology Corp.	68,919	82
* Technology Solutions Co.	8,080	75
*^ Loudeye Corp.	30,759	69
* Analex Corp.	26,863	64
* Evolving Systems, Inc.	49,275	62
*^ Superconductor Technologies Inc.	30,270	62
* BSQUARE Corp.	27,161	60
*^ Verso Technologies, Inc.	56,378	58
*^ IPIX Corp.	52,203	45
* Somera Communications, Inc.	10,114	43
* GSE Systems, Inc.	8,379	34
* Apogee Technology, Inc.	24,550	28
* FOCUS Enhancements, Inc.	9,110	9
* Direct Insite Corp.	30,651	8
* NeoMagic Corp.	1,236	4
* ISCO International, Inc.	10,333	3
* Eagle Broadband, Inc.	1,439	2
* Globix Corp.	200	1
* Media 100 Inc.	93,278	-

		10,896,057

Materials (3.2%)
E.I. du Pont de Nemours & amp; Co.	4,577,834	190,438
Dow Chemical Co.	4,811,660	187,799
Alcoa Inc.	4,338,782	140,403
Newmont Mining Corp. (Holding Co.)	2,231,970	118,138
Monsanto Co.	1,340,710	112,874
Praxair, Inc.	1,605,584	86,702
Nucor Corp.	1,550,444	84,112
Phelps Dodge Corp.	1,013,190	83,244
Weyerhaeuser Co.	1,210,644	75,363
International Paper Co.	2,328,115	75,198
Air Products & Chemicals, Inc.	1,108,221	70,837
PPG Industries, Inc.	824,123	54,392
Freeport-McMoRan Copper & Gold, Inc. Class B	931,682	51,625
Vulcan Materials Co.	499,584	38,968
Ecolab, Inc.	946,502	38,409
United States Steel Corp.	542,721	38,056
Rohm & Haas Co.	724,145	36,294
Allegheny Technologies Inc.	420,584	29,121
MeadWestvaco Corp.	903,639	25,239
Lyondell Chemical Co.	1,107,962	25,106
Sigma-Aldrich Corp.	334,854	24,324
Temple-Inland Inc.	553,609	23,733
Eastman Chemical Co.	406,435	21,947
Ashland, Inc.	320,073	21,349
Sealed Air Corp.	405,822	21,135
Martin Marietta Materials, Inc.	228,170	20,798
Ball Corp.	494,201	18,305
* Pactiv Corp.	707,727	17,516
Bemis Co., Inc.	522,062	15,986
Sonoco Products Co.	467,274	14,789
Steel Dynamics, Inc.	219,328	14,419
* Titanium Metals Corp.	404,188	13,896
* Smurfit-Stone Container Corp.	1,268,770	13,880
Carpenter Technology Corp.	120,000	13,860
International Flavors & Fragrances, Inc.	386,214	13,610
Lubrizol Corp.	340,783	13,580
Airgas, Inc.	348,471	12,981
* Crown Holdings, Inc.	830,205	12,926
Commercial Metals Co.	500,834	12,871
* Owens-Illinois, Inc.	764,128	12,807
Valspar Corp.	479,048	12,652
Reliance Steel & Aluminum Co.	149,912	12,435
Florida Rock Industries, Inc.	247,261	12,281
Eagle Materials, Inc.	252,327	11,986
FMC Corp.	183,166	11,794
Louisiana-Pacific Corp.	530,080	11,609
Celanese Corp. Series A	553,169	11,296
Chemtura Corp.	1,201,272	11,220
RPM International, Inc.	590,474	10,629
Cytec Industries, Inc.	197,779	10,613
*^ The Mosaic Co.	674,629	10,558
Cabot Corp.	300,961	10,389
Scotts Miracle-Gro Co.	237,542	10,053
Albemarle Corp.	201,878	9,666
* Nalco Holding Co.	525,209	9,259
Packaging Corp. of America	415,440	9,148
* Oregon Steel Mills, Inc.	179,892	9,113
Cleveland-Cliffs Inc.	110,524	8,763
AptarGroup Inc.	176,473	8,755
* Huntsman Corp.	501,172	8,680
* Chaparral Steel Co.	115,078	8,288
Quanex Corp.	191,629	8,253
* Hercules, Inc.	537,528	8,203
* AK Steel Corp.	553,631	7,657
Worthington Industries, Inc.	356,299	7,464
* Aleris International Inc.	150,103	6,882
* Coeur d'Alene Mines Corp.	1,393,625	6,703
Olin Corp.	365,243	6,549
Bowater Inc.	284,902	6,482
* RTI International Metals, Inc.	115,420	6,445
H.B. Fuller Co.	145,847	6,355
Texas Industries, Inc.	116,358	6,179
* Headwaters Inc.	210,164	5,372
Minerals Technologies, Inc.	100,800	5,242
Georgia Gulf Corp.	177,238	4,434
*^ W.R. Grace & Co.	378,547	4,429
* PolyOne Corp.	489,629	4,299
Spartech Corp.	185,716	4,197
Arch Chemicals, Inc.	115,543	4,165
Greif Inc. Class A	54,497	4,085
Sensient Technologies Corp.	193,604	4,048
* OM Group, Inc.	129,919	4,008
*^ Apex Silver Mines Ltd.	262,100	3,945
* Century Aluminum Co.	110,070	3,928
Silgan Holdings, Inc.	105,137	3,891
MacDermid, Inc.	132,197	3,807
* Symyx Technologies, Inc.	156,204	3,772
^ Royal Gold, Inc.	129,585	3,605
Glatfelter	226,239	3,590
Compass Minerals International	140,516	3,506
NewMarket Corp.	70,776	3,472
Gibraltar Industries Inc.	119,237	3,458
Schnitzer Steel Industries, Inc. Class A	94,023	3,336
* Hecla Mining Co.	611,861	3,212
*^ Terra Industries, Inc.	502,801	3,203
*^ Zoltek Cos., Inc.	105,532	3,154
* Stillwater Mining Co.	240,926	3,055
Ryerson Tull, Inc.	109,059	2,945
Ferro Corp.	183,617	2,931
AMCOL International Corp.	110,229	2,905
Metal Management, Inc.	94,148	2,883
CF Industries Holdings, Inc.	199,793	2,849
* Brush Engineered Materials Inc.	134,716	2,809
Wausau Paper Corp.	221,651	2,760
Deltic Timber Corp.	44,478	2,507
A. Schulman Inc.	104,072	2,382
* Rockwood Holdings, Inc.	97,583	2,245
Neenah Paper Inc.	69,778	2,125
Westlake Chemical Corp.	71,109	2,119
* Wheeling-Pittsburgh Corp.	104,880	2,086
Tronox Inc. Class B	152,929	2,014
Myers Industries, Inc.	114,088	1,961
Rock-Tenn Co.	122,153	1,948
* U.S. Concrete, Inc.	161,962	1,790
* Graphic Packaging Corp.	467,345	1,771
Chesapeake Corp. of Virginia	105,680	1,734
* Omnova Solutions Inc.	291,050	1,653
A.M. Castle & Co.	45,700	1,474
Schweitzer-Mauduit International, Inc.	63,402	1,373
Olympic Steel, Inc.	34,926	1,236
*^ Altair Nanotechnology	365,134	1,125
* Caraustar Industries, Inc.	123,736	1,114
* Pioneer Cos., Inc.	40,578	1,107
* Buckeye Technology, Inc.	141,946	1,084
^ American Vanguard Corp.	68,532	1,061
Calgon Carbon Corp.	166,944	1,017
* AEP Industries, Inc.	29,193	976
Steel Technologies, Inc.	49,308	959
Penford Corp.	56,501	955
NN, Inc.	74,947	926
* Landec Corp.	99,001	916
Balchem Corp.	37,800	851
* Maxxam Inc.	29,944	840
Quaker Chemical Corp.	44,175	826
Stepan Co.	24,953	788
^ NL Industries, Inc.	71,914	773
* Northwest Pipe Co.	28,197	713
Hawkins, Inc.	49,958	700
Innospec, Inc.	27,275	693
Great Northern Iron Ore	6,000	667
Wellman, Inc.	146,876	593
* Material Sciences Corp.	64,628	584
*^ Mercer International Inc.	64,767	562
* Webco Industries, Inc.	7,450	542
Tronox Inc.	38,187	496
Pope & Talbot, Inc.	75,809	472
Summa Industries	47,059	464
* Lesco, Inc.	26,837	417
* Constar International Inc.	101,691	390
*^ Nonophase Technologies Corp.	41,564	301
* American Pacific Corp.	25,914	202
*^ Atlantis Plastics, Inc. Class A	18,088	164
* Eden Bioscience Corp.	68,045	129
* Peak International Ltd.	36,400	113
Rock of Ages Corp.	17,600	85
* Continental Materials Corp.	2,500	68
* Canyon Resources Corp.	7,000	7
* General Chemical Group Inc.	17,001	-

		2,364,782

Telecommunication Services (3.0%)
AT&T Inc.	19,289,128	537,974
Verizon Communications Inc.	14,567,172	487,855
BellSouth Corp.	8,938,649	323,579
Sprint Nextel Corp.	14,170,481	283,268
Alltel Corp.	1,810,506	115,565
* American Tower Corp. Class A	2,058,944	64,074
* Qwest Communications International Inc.	7,914,583	64,029
* NII Holdings Inc.	681,728	38,436
* Crown Castle International Corp.	1,075,738	37,156
* Embarq Corp.	699,516	28,673
CenturyTel, Inc.	615,501	22,866
Citizens Communications Co.	1,639,657	21,398
*^ Level 3 Communications, Inc.	4,709,347	20,910
Telephone & Data Systems, Inc.	277,327	11,481
* SBA Communications Corp.	426,326	11,144
* Leap Wireless International, Inc.	230,385	10,932
Telephone & Data Systems, Inc. - Special Common Shares	236,770	9,210
* NeuStar, Inc. Class A	238,279	8,042
PanAmSat Holding Corp.	281,896	7,045
* Time Warner Telecom Inc.	408,494	6,066
* Dobson Communications Corp.	764,741	5,911
* Cincinnati Bell Inc.	1,314,798	5,391
* UbiquiTel Inc.	447,479	4,627
* U.S. Cellular Corp.	74,674	4,525
* Price Communications Corp.	262,201	4,444
Commonwealth Telephone Enterprises, Inc.	124,718	4,136
* IDT Corp. Class B	251,417	3,467
* Premiere Global Services, Inc.	427,888	3,231
^ Valor Communications Group, Inc.	261,685	2,996
* General Communication, Inc.	241,388	2,974
* Broadwing Corp.	282,957	2,929
*^ First Avenue Networks, Inc.	231,671	2,521
*^ Covad Communications Group, Inc.	1,210,147	2,432
CT Communications, Inc.	99,068	2,266
* Cogent Communications Group, Inc.	233,448	2,187
USA Mobility, Inc.	117,560	1,951
Alaska Communications Systems Holdings, Inc.	140,789	1,781
North Pittsburgh Systems, Inc.	58,696	1,618
Shenandoah Telecommunications Co.	29,287	1,376
Iowa Telecommunications Services Inc.	70,633	1,336
FairPoint Communications, Inc.	91,278	1,314
* Talk America Holdings, Inc.	202,457	1,253
* @ Road, Inc.	225,735	1,246
*^ Global Crossing Ltd.	68,700	1,221
*^ Cbeyond Communications, Inc.	52,297	1,141
Surewest Communications	55,931	1,081
* Syniverse Holdings Inc.	69,248	1,018
Warwick Valley Telephone Co.	44,964	877
* LCC International, Inc. Class A	232,417	867
* IDT Corp.	64,834	856
Centennial Communications Corp. Class A	149,613	778
Consolidated Communications Holdings, Inc.	44,997	748
* Suncom Wireless Holdings, Inc. Class A	479,016	719
* Arbinet Holdings, Inc.	119,270	669
Hector Communications Corp.	17,769	623
* Wireless Facilities, Inc.	200,969	553
D&E Communications, Inc.	48,461	525
Atlantic Tele-Network, Inc.	24,115	502
Hickory Tech Corp.	61,428	430
*^ Primus Telecommunications Group, Inc.	660,170	370
* Rural Cellular Corp. Class A	22,750	250
*^ US LEC Corp. Class A	73,225	239
*^ InPhonic, Inc.	35,787	225
* Boston Communications Group, Inc.	72,933	90
* Covista Communications, Inc.	71,737	77
* Metro One Telecommunications, Inc.	110,426	73
* Pac-West Telecom, Inc.	113,496	65
* Trinsic Inc.	4,344	2
* ITC^DeltaCom, Inc.	888	1

		2,189,615

Utilities (3.5%)
Exelon Corp.	3,320,388	188,698
Duke Energy Corp.	6,168,247	181,161
TXU Corp.	2,188,412	130,845
Dominion Resources, Inc.	1,729,171	129,325
Southern Co.	3,689,793	118,258
FirstEnergy Corp.	1,641,691	88,996
Public Service Enterprise Group, Inc.	1,249,961	82,647
FPL Group, Inc.	1,868,024	77,299
Entergy Corp.	1,032,741	73,066
PG&E Corp.	1,750,395	68,756
American Electric Power Co., Inc.	1,960,177	67,136
PPL Corp.	1,895,880	61,237
* AES Corp.	3,267,252	60,281
Edison International	1,540,636	60,085
Consolidated Edison Inc.	1,223,564	54,375
Sempra Energy	1,157,995	52,666
Ameren Corp.	1,018,740	51,446
Progress Energy, Inc.	1,192,345	51,116
Constellation Energy Group, Inc.	890,185	48,533
Xcel Energy, Inc.	2,011,674	38,584
* Mirant Corp.	1,388,851	37,221
DTE Energy Co.	885,051	36,057
KeySpan Corp.	870,933	35,186
Questar Corp.	425,704	34,265
* Allegheny Energy, Inc.	813,467	30,155
NiSource, Inc.	1,359,844	29,699
* NRG Energy, Inc.	512,879	24,711
Wisconsin Energy Corp.	583,408	23,511
Pepco Holdings, Inc.	949,160	22,381
SCANA Corp.	545,776	21,056
Alliant Energy Corp.	583,342	20,009
Pinnacle West Capital Corp.	493,477	19,695
MDU Resources Group, Inc.	537,853	19,691
ONEOK, Inc.	559,299	19,039
Equitable Resources, Inc.	566,507	18,978
* Reliant Energy, Inc.	1,528,336	18,309
Energy East Corp.	737,234	17,642
CenterPoint Energy Inc.	1,396,911	17,461
DPL Inc.	630,898	16,908
OGE Energy Corp.	453,816	15,897
Northeast Utilities	765,463	15,822
TECO Energy, Inc.	1,038,264	15,512
NSTAR	535,218	15,307
Aqua America, Inc.	656,795	14,968
AGL Resources Inc.	388,717	14,818
* CMS Energy Corp.	1,106,082	14,313
National Fuel Gas Co.	401,993	14,126
* Sierra Pacific Resources	1,003,718	14,052
Energen Corp.	348,661	13,392
UGI Corp. Holding Co.	525,539	12,939
Southern Union Co.	474,907	12,851
Puget Energy, Inc.	580,171	12,462
Atmos Energy Corp.	407,181	11,364
Hawaiian Electric Industries Inc.	404,772	11,297
Great Plains Energy, Inc.	396,039	11,034
* Dynegy, Inc.	1,981,776	10,840
Vectren Corp.	382,938	10,435
WPS Resources Corp.	201,537	9,996
^ Piedmont Natural Gas, Inc.	384,165	9,334
Nicor Inc.	222,456	9,232
Westar Energy, Inc.	435,099	9,159
PNM Resources Inc.	328,519	8,200
* Aquila, Inc.	1,874,883	7,893
IDACORP, Inc.	213,985	7,338
WGL Holdings Inc.	245,544	7,108
Peoples Energy Corp.	192,756	6,922
New Jersey Resources Corp.	139,833	6,541
Duquesne Light Holdings, Inc.	395,854	6,508
Southwest Gas Corp.	197,385	6,186
UniSource Energy Corp.	198,451	6,182
ALLETE, Inc.	129,468	6,130
NorthWestern Corp.	177,821	6,108
Cleco Corp.	249,969	5,812
Black Hills Corp.	166,165	5,704
Northwest Natural Gas Co.	127,514	4,722
Avista Corp.	203,435	4,644
* El Paso Electric Co.	219,060	4,416
American States Water Co.	107,862	3,845
The Laclede Group, Inc.	111,459	3,830
UIL Holdings Corp.	62,020	3,491
South Jersey Industries, Inc.	126,392	3,462
CH Energy Group, Inc.	67,293	3,230
California Water Service Group	89,625	3,203
Otter Tail Corp.	109,117	2,982
MGE Energy, Inc.	80,285	2,501
Empire District Electric Co.	109,255	2,245
SJW Corp.	73,840	1,879
Ormat Technologies Inc.	41,846	1,596
EnergySouth, Inc.	48,346	1,510
Central Vermont Public Service Corp.	70,263	1,298
ITC Holdings Corp.	48,173	1,280
^ Connecticut Water Services, Inc.	53,968	1,264
Cascade Natural Gas Corp.	53,294	1,124
^ Middlesex Water Co.	51,836	981
^ Southwest Water Co.	81,567	976
Chesapeake Utilities Corp.	25,244	759
Green Mountain Power Corp.	21,763	740
The York Water Co.	30,859	737
* SEMCO Energy, Inc.	90,550	503
* Cadiz Inc.	19,168	326
Maine & Maritimes Corp.	14,254	222
Unitil Corp.	1,500	36

		2,570,068

Total Common Stocks
(Cost $60,677,341)		72,225,828

Temporary Cash Investments (1.5%)[1]

Money Market Fund (1.4%)

2 Vanguard Market Liquidity Fund, 5.136%	341,661,561	341,662
2 Vanguard Market Liquidity Fund, 5.136%	709,151,441	709,151

		1,050,813
	Face
	Amount
	($000)

U.S. Agency Obligations (0.1%)

3 Federal Home Loan Bank
4 5.378%, 9/29/06	28,000	27,646
3 Federal National Mortgage Assn
4 4.847%, 7/5/06	28,000	27,992

		55,638

Total Temporary Cash Investments
(Cost $1,106,427)		1,106,451

Total Investments (101.0%)
(Cost $61,783,768)		73,332,279

Other Assets and Liabilities-Net (-1.0%)		(729,126)

Net Assets (100%)		72,603,153

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $55,638,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.